FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

BrandywineGLOBAL - Dynamic US Large Cap Value ETF	Country	Shares	Value
Common Stocks 98.7%
Aerospace & Defense 4.7%
Lockheed Martin Corp.	United States	15,401	$7,193,807
Textron, Inc.	United States	1,637	140,553

			7,334,360

Air Freight & Logistics 2.1%
Expeditors International of Washington, Inc.	United States	14,904	1,859,870
FedEx Corp.	United States	4,633	1,389,159

			3,249,029

Automobile Components 0.1%
Lear Corp.	United States	1,068	121,976

Automobiles 2.3%
General Motors Co.	United States	74,846	3,477,345
Harley-Davidson, Inc.	United States	2,523	84,622

			3,561,967

Biotechnology 0.8%
Amgen, Inc.	United States	3,904	1,219,805

Broadline Retail 0.3%
Dillard’s, Inc., Class A	United States	1,068	470,336

Building Products 4.3%
A O Smith Corp.	United States	2,268	185,477
Advanced Drainage Systems, Inc.	United States	6,451	1,034,676
[a] Builders FirstSource, Inc.	United States	17,960	2,485,843
Carlisle Cos., Inc.	United States	3,808	1,543,040
Owens Corning	United States	7,894	1,371,346

			6,620,382

Capital Markets 1.9%
Affiliated Managers Group, Inc.	United States	3,675	574,145
Evercore, Inc., Class A	United States	2,789	581,311
LPL Financial Holdings, Inc.	United States	6,475	1,808,468

			2,963,924

Chemicals 3.8%
CF Industries Holdings, Inc.	United States	12,127	898,853
Eastman Chemical Co.	United States	13,461	1,318,774
LyondellBasell Industries NV, Class A	United States	29,820	2,852,581
NewMarket Corp.	United States	170	87,647
Olin Corp.	United States	14,479	682,685

			5,840,540

Communications Equipment 3.1%
Cisco Systems, Inc.	United States	102,847	4,886,261

Computers & Peripherals 1.2%
NetApp, Inc.	United States	14,018	1,805,518

Construction & Engineering 0.2%
MDU Resources Group, Inc.	United States	10,102	253,560
[a] WillScot Mobile Mini Holdings Corp.	United States	1,637	61,617

			315,177

Consumer Finance 0.4%
OneMain Holdings, Inc.	United States	13,824	670,326

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	United States	37,169	734,088
Walmart, Inc.	United States	27,976	1,894,255

			2,628,343

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Containers & Packaging 1.5%
Berry Global Group, Inc.	United States	13,255	780,057
Packaging Corp. of America	United States	8,088	1,476,545

			2,256,602

Diversified Consumer Services 0.9%
Service Corp. International	United States	18,651	1,326,646

Electric Utilities 2.3%
NRG Energy, Inc.	United States	3,917	304,977
Southern Co.	United States	41,377	3,209,614

			3,514,591

Electronic Equipment, Instruments & Components 1.3%
[a] Arrow Electronics, Inc.	United States	6,549	790,857
Jabil, Inc.	United States	11,036	1,200,607

			1,991,464

Energy Equipment & Services 0.1%
ChampionX Corp.	United States	5,323	176,777

Entertainment 0.5%
Walt Disney Co.	United States	7,846	779,029

Financial Services 1.0%
Corebridge Financial, Inc.	United States	11,714	341,112
Enact Holdings, Inc.	United States	1,358	41,636
Equitable Holdings, Inc.	United States	8,415	343,837
Jackson Financial, Inc., Class A	United States	1,431	106,266
MGIC Investment Corp.	United States	31,359	675,786

			1,508,637

Food Products 1.8%
Bunge Global SA	United States	11,920	1,272,698
Ingredion, Inc.	United States	7,337	841,554
Kraft Heinz Co.	United States	23,028	741,962

			2,856,214

Ground Transportation 6.7%
CSX Corp.	United States	201,291	6,733,184
Norfolk Southern Corp.	United States	15,704	3,371,492
Ryder System, Inc.	United States	2,341	290,003

			10,394,679

Hotels, Restaurants & Leisure 2.6%
Aramark	United States	18,930	643,998
Boyd Gaming Corp.	United States	10,357	570,671
Choice Hotels International, Inc.	United States	2,329	277,151
[a] Expedia Group, Inc.	United States	2,389	300,990
[a] MGM Resorts International	United States	34,816	1,547,223
Wyndham Hotels & Resorts, Inc.	United States	8,731	646,094

			3,986,127

Household Durables 0.8%
KB Home	United States	6,694	469,785
PulteGroup, Inc.	United States	7,106	782,370

			1,252,155

Household Products 1.0%
Procter & Gamble Co.	United States	9,629	1,588,015

Industrial Conglomerates 3.5%
Honeywell International, Inc.	United States	25,794	5,508,051

Insurance 7.4%
Aflac, Inc.	United States	67,097	5,992,433
American Financial Group, Inc.	United States	6,852	842,933
American International Group, Inc.	United States	12,563	932,677
Hartford Financial Services Group, Inc.	United States	2,535	254,869

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Old Republic International Corp.	United States	29,128	900,055
Primerica, Inc.	United States	1,371	324,351
Prudential Financial, Inc.	United States	9,204	1,078,617
Unum Group	United States	21,501	1,098,916

			11,424,851

IT Services 3.4%
International Business Machines Corp.	United States	30,838	5,333,432

Leisure Products 0.3%
Brunswick Corp.	United States	7,397	538,280

Machinery 4.7%
Caterpillar, Inc.	United States	7,300	2,431,630
Deere & Co.	United States	13,133	4,906,883

			7,338,513

Media 5.7%
Comcast Corp., Class A	United States	167,215	6,548,139
Fox Corp., Class A	United States	12,757	438,458
Interpublic Group of Cos., Inc.	United States	40,431	1,176,138
Nexstar Media Group, Inc.	United States	4,414	732,768

			8,895,503

Metals & Mining 3.0%
Nucor Corp.	United States	6,124	968,082
Reliance, Inc.	United States	5,263	1,503,113
Steel Dynamics, Inc.	United States	16,674	2,159,283

			4,630,478

Oil, Gas & Consumable Fuels 14.9%
Antero Midstream Corp.	United States	8,489	125,128
Chesapeake Energy Corp.	United States	2,958	243,118
Chevron Corp.	United States	23,562	3,685,568
Chord Energy Corp.	United States	728	122,071
ConocoPhillips	United States	44,214	5,057,197
Coterra Energy, Inc., Class A	United States	39,970	1,066,000
Diamondback Energy, Inc.	United States	1,431	286,472
DT Midstream, Inc.	United States	1,710	121,461
EOG Resources, Inc.	United States	4,523	569,310
Exxon Mobil Corp.	United States	6,463	744,021
HF Sinclair Corp.	United States	5,675	302,704
Magnolia Oil & Gas Corp., Class A	United States	3,214	81,443
Marathon Oil Corp.	United States	35,398	1,014,861
Marathon Petroleum Corp.	United States	28,510	4,945,915
Murphy Oil Corp.	United States	2,680	110,523
Occidental Petroleum Corp.	United States	6,245	393,622
Ovintiv, Inc.	United States	4,742	222,258
PBF Energy, Inc., Class A	United States	2,098	96,550
Phillips 66	United States	4,681	660,817
SM Energy Co.	United States	2,038	88,103
Targa Resources Corp.	United States	3,189	410,679
Valero Energy Corp.	United States	12,563	1,969,376
Williams Cos., Inc.	United States	17,305	735,462

			23,052,659

Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	United States	20,519	852,154
Johnson & Johnson	United States	17,269	2,524,037
Merck & Co., Inc.	United States	6,257	774,617

			4,150,808

Professional Services 0.8%
Robert Half, Inc.	United States	6,027	385,608
Science Applications International Corp.	United States	4,002	470,435
TriNet Group, Inc.	United States	4,523	452,300

			1,308,343

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Specialty Retail 1.6%
[a] AutoNation, Inc.	United States	6,475	1,031,986
Murphy USA, Inc.	United States	388	182,150
Penske Automotive Group, Inc.	United States	8,234	1,227,031

			2,441,167

Textiles, Apparel & Luxury Goods 0.1%
Ralph Lauren Corp.	United States	764	133,746

Trading Companies & Distributors 0.4%
Boise Cascade Co.	United States	2,243	267,411
MSC Industrial Direct Co., Inc., Class A	United States	4,559	361,574

			628,985

Wireless Telecommunication Services 2.8%
T-Mobile U.S., Inc.	United States	24,860	4,379,835

Total Common Stocks (Cost $140,595,431)			153,083,531

Total Investments before Short-Term Investments (Cost $140,595,431)			153,083,531

Short-Term Investments 1.3%
Money Market Funds 1.3%
[b] State Street Institutional U.S. Government Money Market Fund, 5.26%	United States	2,063,610	2,063,610

Total Short-Term Investments (Cost $2,063,610)			2,063,610

Total Investments (Cost $142,659,041) 100.0%			155,147,141
Other Assets, less Liabilities 0.0%†			18,007

Net Assets 100.0%			$155,165,148

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

BrandywineGLOBAL - U.S. Fixed Income ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 1.1%
Financial Services 0.8%
Golub Capital BDC, Inc., 2.50%, 8/24/26	United States	110,000	$101,212

Oil & Gas 0.3%
Devon Energy Corp., 7.875%, 9/30/31	United States	30,000	33,922

Total Corporate Bonds & Notes (Cost $133,812)			135,134

U.S. Government & Agency Securities 95.0%
Federal Home Loan Mortgage Corp.,
4.50%, 10/01/52	United States	475,962	449,256
5.50%, 12/01/52	United States	408,322	403,802
Federal National Mortgage Association,
4.00%, 6/01/52	United States	649,634	595,162
5.00%, 11/01/52	United States	419,382	406,552
5.50%, 1/01/53	United States	503,619	497,896
Government National Mortgage Association,
5.00%, 2/20/53	United States	414,762	404,348
5.00%, 6/20/53	United States	470,881	458,699
5.50%, 4/20/53	United States	586,988	582,862
5.50%, 5/20/53	United States	591,031	587,003
5.50%, 9/20/53	United States	242,044	240,305
5.50%, 10/20/53	United States	254,293	252,467
5.50%, 2/20/54	United States	197,939	196,517
U.S. Treasury Bonds, 3.00%, 8/15/52	United States	2,480,000	1,866,200
[a] U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17%, 5.475%, 10/31/25	United States	1,000,000	1,000,842
U.S. Treasury Notes, 3.875%, 8/15/33	United States	3,560,000	3,425,666

Total U.S. Government & Agency Securities (Cost $11,432,366)			11,367,577

Total Investments before Short-Term Investments (Cost $11,566,178)			11,502,711

Short-Term Investments 1.4%
Money Market Funds 1.4%
[b] State Street Institutional U.S. Government Money Market Fund, 5.26%	United States	165,537	165,537

Total Short-Term Investments (Cost $165,537)			165,537

Total Investments (Cost $11,731,715) 97.5%			11,668,248
Other Assets, less Liabilities 2.5%			302,959

Net Assets 100.0%			$11,971,207

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aVariable rate security. The rate shown represents the yield at period end.

bThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
U.S. Treasury 5 Yr. Note	Long	60	$6,394,688	9/30/24	$65,798
U.S. Treasury Ultra 10 Yr. (CBT)	Long	21	2,384,156	9/19/24	14,007

Total Futures Contracts					$79,805

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

ClearBridge Sustainable Infrastructure ETF	Industry	Shares	Value
Common Stocks 96.8%
Australia 1.8%
Atlas Arteria Ltd.	Transportation Infrastructure	42,274	$144,269

Brazil 5.4%
CCR SA	Transportation Infrastructure	59,998	125,733
Equatorial Energia SA	Electric Utilities	24,918	137,680
[a] Equatorial Energia SA	Electric Utilities	380	2,127
Rumo SA	Ground Transportation	45,052	168,059

			433,599

Canada 3.0%
[b] Hydro One Ltd.	Electric Utilities	8,296	241,602

Denmark 3.7%
[a,b] Orsted AS	Electric Utilities	5,573	296,823

France 4.8%
Getlink SE	Transportation Infrastructure	23,345	386,559

Germany 2.0%
E.ON SE	Multi-Utilities	12,125	159,253

Italy 9.9%
[b] Enav SpA	Transportation Infrastructure	56,720	226,502
Enel SpA	Electric Utilities	48,246	335,790
Terna - Rete Elettrica Nazionale	Electric Utilities	30,264	234,119

			796,411

Japan 2.6%
West Japan Railway Co.	Ground Transportation	11,368	211,657

Netherlands 3.3%
Ferrovial SE	Construction & Engineering	6,759	262,666

Portugal 3.7%
EDP - Energias de Portugal SA	Electric Utilities	79,289	297,338

Spain 8.9%
[a,b] Cellnex Telecom SA	Diversified Telecommunication Services	5,278	171,794
Iberdrola SA	Electric Utilities	14,047	182,390
Redeia Corp. SA	Electric Utilities	20,897	365,509

			719,693

United Kingdom 14.4%
National Grid PLC	Multi-Utilities	22,229	248,008
Pennon Group PLC	Water Utilities	27,710	200,887
Severn Trent PLC	Water Utilities	11,442	344,239
SSE PLC	Electric Utilities	7,610	172,146
United Utilities Group PLC	Water Utilities	15,498	192,501

			1,157,781

United States 33.3%
American Tower Corp.	Specialized REITs	1,269	246,668
American Water Works Co., Inc.	Water Utilities	2,143	276,790
Crown Castle, Inc.	Specialized REITs	3,054	298,376
CSX Corp.	Ground Transportation	10,594	354,369
Entergy Corp.	Electric Utilities	1,661	177,727
Eversource Energy	Electric Utilities	5,160	292,624
Exelon Corp.	Electric Utilities	4,769	165,055
NextEra Energy Partners LP	Independent Power Producers & Energy Traders	8,220	227,201
NextEra Energy, Inc.	Electric Utilities	5,375	380,604

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

PG&E Corp.	Electric Utilities	14,816	258,687

			2,678,101

Total Common Stocks (Cost $8,044,983)			7,785,752

Total Investments before Short-Term Investments (Cost $8,044,983)			7,785,752

Short-Term Investments 2.6%
Money Market Funds 2.6%
United States 2.6%
c JPMorgan 100% U.S. Treasury Securities Money Market Fund, 5.28%	Money Market Funds	211,670	211,670

Total Short-Term Investments (Cost $211,670)			211,670

Total Investments (Cost $8,256,653) 99.4%			7,997,422
Other Assets, less Liabilities 0.6%			46,212

Net Assets 100.0%			$8,043,634

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $936,721, representing 11.6% of net assets.

cThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Disruptive Commerce ETF	Country	Shares	Value
Common Stocks 99.1%
Broadline Retail 22.7%
Alibaba Group Holding Ltd., Class A	China	7,638	$68,970
[a] Amazon.com, Inc.	United States	4,890	944,993
eBay, Inc.	United States	1,503	80,741
[a] Etsy, Inc.	United States	1,362	80,331
[a] Global-e Online Ltd.	Israel	3,213	116,536
[a] MercadoLibre, Inc.	Brazil	253	415,780
Naspers Ltd., Class N	South Africa	438	85,566
[a] PDD Holdings, Inc., ADR	China	1,921	255,397
Prosus NV	Netherlands	2,365	84,304

			2,132,618

Commercial Services & Supplies 3.7%
[a] Copart, Inc.	United States	6,450	349,332

Consumer Staples Distribution & Retail 6.2%
Costco Wholesale Corp.	United States	684	581,393

Containers & Packaging 1.5%
Graphic Packaging Holding Co.	United States	1,658	43,456
Packaging Corp. of America	United States	529	96,574

			140,030

Entertainment 3.5%
[a] Netflix, Inc.	United States	330	222,710
Nintendo Co. Ltd., ADR	Japan	3,312	44,050
[a] ROBLOX Corp., Class A	United States	1,775	66,048

			332,808

Financial Services 8.7%
[a] Adyen NV, ADR	Netherlands	7,986	94,794
[a] Block, Inc.	United States	669	43,144
Jack Henry & Associates, Inc.	United States	396	65,744
Mastercard, Inc., Class A	United States	701	309,253
[a] PayPal Holdings, Inc.	United States	360	20,891
Visa, Inc., Class A	United States	1,090	286,092

			819,918

Food Products 1.2%
[a] Freshpet, Inc.	United States	892	115,416

Ground Transportation 9.6%
Old Dominion Freight Line, Inc.	United States	556	98,190
[a] Uber Technologies, Inc.	United States	9,455	687,189
[a] XPO, Inc.	United States	1,054	111,882

			897,261

Hotels, Restaurants & Leisure 14.1%
[a] Airbnb, Inc., Class A	United States	1,347	204,246
Booking Holdings, Inc.	United States	101	400,111
[a] DoorDash, Inc., Class A	United States	4,105	446,542
[a] Expedia Group, Inc.	United States	590	74,334
[a] MakeMyTrip Ltd.	India	2,413	202,933

			1,328,166

Industrial REITs 1.2%
Prologis, Inc.	United States	971	109,053

Interactive Media & Services 3.6%
Alphabet, Inc., Class A	United States	567	103,279
Meta Platforms, Inc., Class A	United States	414	208,747
Tencent Holdings Ltd.	China	587	27,999

			340,025

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

IT Services 5.7%
[a] Shopify, Inc., Class A	Canada	8,107	535,467

Media 0.7%
[a] Trade Desk, Inc., Class A	United States	685	66,904

Professional Services 0.2%
TransUnion	United States	294	21,803

Real Estate Management & Development 0.2%
[a] CoStar Group, Inc.	United States	264	19,573

Software 7.5%
[a] AppLovin Corp., Class A	United States	598	49,766
[a] Autodesk, Inc.	United States	351	86,855
[a] Descartes Systems Group, Inc.	Canada	2,100	203,364
[a] Manhattan Associates, Inc.	United States	1,140	281,215
[a] Sprout Social, Inc., Class A	United States	275	9,812
[a] SPS Commerce, Inc.	United States	376	70,748

			701,760

Specialty Retail 0.1%
ZOZO, Inc.	Japan	512	12,821

Trading Companies & Distributors 8.7%
Fastenal Co.	United States	5,775	362,901
WW Grainger, Inc.	United States	501	452,022

			814,923

Total Common Stocks (Cost $8,332,782)			9,319,271

Total Investments (Cost $8,332,782) 99.1%			9,319,271
Other Assets, less Liabilities 0.9%			82,352

Net Assets 100.0%			$9,401,623

aNon-income producing.

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Dynamic Municipal Bond ETF	Principal Amount*	Value
Corporate Bonds & Notes 1.1%
Arizona 0.8%
Grand Canyon University, 5.125%, 10/01/28	2,000,000	$1,808,620

Delaware 0.0%†
[a,b] Red River Biorefinery LLC, 15.00%, 7/31/24	10,000	10,000
[a,b] Red River Biorefinery LLC, 15.00%, 7/31/24	5,000	5,000

		15,000

Puerto Rico 0.3%
[b,c] AES Puerto Rico LP, 12.50%, 12/15/25	638,904	638,904

Total Corporate Bonds & Notes (Cost $2,456,562)		2,462,524

Municipal Bonds 98.6%
Alabama 5.2%
Black Belt Energy Gas District, [c] Gas Project No 8, Series A, 4.00%, 12/01/52	500,000	498,052
[c] Gas Project, Series E, 5.00%, 5/01/53	525,000	546,988
[c] Refunding, 4.00%, 6/01/51	240,000	241,015
[c] Series A, 5.25%, 5/01/55	1,500,000	1,630,991
[a] County of Mobile, Gomesa Projects, 4.00%, 11/01/45	100,000	92,408
Energy Southeast A Cooperative District,
[c] Series A-1, 5.50%, 11/01/53	1,500,000	1,615,863
[c] Series B, 5.25%, 7/01/54	2,000,000	2,140,935
[c] Series B-1, 5.75%, 4/01/54	500,000	549,697
Homewood Educational Building Authority, CHF - Horizons II LLC, 5.50%, 10/01/44	870,000	933,022
MidCity Improvement District, Special Assessment, Series 2022, 4.25%, 11/01/32	600,000	536,191
[c] Southeast Alabama Gas Supply District, Project No.1, Refunding, Series A, 5.00%, 8/01/54	2,000,000	2,145,645
[c] Southeast Energy Authority A Cooperative District, Series A-1, 5.50%, 1/01/53	1,115,000	1,195,526

		12,126,333

Alaska 0.4%
Northern Tobacco Securitization Corp., Series A, 4.00%, 6/01/39	1,000,000	986,698

Arizona 0.7%
[c] Chandler Industrial Development Authority, Intel Corp, AMT, 5.00%, 9/01/42	1,030,000	1,057,678
Glendale Industrial Development Authority, People of Faith Inc Obligated Group, 4.00%, 5/15/31	160,000	153,935
[a] Sierra Vista Industrial Development Authority, Georgetown Community Development Authority,
9.00%, 10/01/37	250,000	238,669
Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding,
4.00%, 12/01/31	225,000	217,414

		1,667,696

California 11.3%
California Community Choice Financing Authority, [c] 5.25%, 1/01/54	6,215,000	6,553,289
[c] VRDN, 5.50%, 10/01/54	1,835,000	2,007,564
[a] California Community College Financing Authority, NCCD-Napa Valley Properties LLC, Series 2022A, 4.25%, 7/01/32	500,000	489,707
California Community Housing Agency, [a] Arbors Apartments, Series A, 5.00%, 8/01/50	1,350,000	1,315,387
[a] Aster Apartments, Series A-2, 4.00%, 2/01/43	350,000	321,069
[a] Brio Apartments & Next on Lex Apartments, Series A, 4.00%, 8/01/47	285,000	234,004
[a] Fountains at Emerald Park, 4.00%, 8/01/46	995,000	858,047
[a] K Street Flats, 4.00%, 8/01/50	640,000	514,622
[a] Verdant at Green Valley Apartments, 5.00%, 8/01/49	1,325,000	1,295,285
California Health Facilities Financing Authority, Episcopal Communities & Services for Seniors
Obligated Group, Series A, 3.85%, 11/15/27	1,000,000	1,000,196
California Municipal Finance Authority,
Caritas Corp, Refunding Series 2021B, 3.00%, 8/15/31	165,000	155,227
LAX Integrated Express Solutions LLC, AMT, 3.50%, 12/31/35	150,000	138,404
Series C, 5.50%, 9/01/34	60,000	63,781

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Series C, 5.75%, 9/01/37	355,000	376,374
Series C, 6.00%, 9/01/42	475,000	506,054
Series D, 6.00%, 9/01/42	265,000	285,305
[a,d] California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	3,375
California School Finance Authority,
[a] 5.00%, 6/01/27	50,000	51,168
[a] Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	180,000	167,667
[a] John Adams Academies Obligated Group, Series 2022A, 4.50%, 7/01/32	250,000	253,017
[a] Summit Public Schools Obligated Group, 5.00%, 6/01/27	50,000	52,023
[a] City & County of San Francisco Special Tax District No., 4.00%, 9/01/36	100,000	96,297
[a] CMFA Special Finance Agency, Solana at Grand, Series A-2, 4.00%, 8/01/45	995,000	837,504
[a] CMFA Special Finance Agency VII, The Breakwater Apartments, 4.00%, 8/01/47	910,000	763,097
[a] CMFA Special Finance Agency VIII, Junior-Elan Huntington Beach, 4.00%, 8/01/47	1,350,000	1,191,628
[a] CMFA Special Finance Agency XII, Allure Apartments, 4.375%, 8/01/49	1,000,000	842,315
CSCDA Community Improvement Authority,
[a] Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	155,000	144,576
[a] Renaissance at City Center, 5.00%, 7/01/51	475,000	463,318
[a] Towne at Glendale Apartments, 5.00%, 9/01/37	900,000	919,917
[a] Waterscape Apartments, Series B, 4.00%, 9/01/46	955,000	809,657
[a] Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A, 4.00%, 9/01/27	100,000	97,890
[c] Long Beach Bond Finance Authority, Series B, 3 mo. USD Term SOFR + 1.45%, 5.191%, 11/15/27	1,000,000	1,011,375
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	101,613
River Islands Public Financing Authority,
Community Facilities District No 2003-, 5.00%, 9/01/32	500,000	512,512
Series 2023-1, 5.00%, 9/01/38	435,000	462,026
[c] Southern California Public Power Authority, Libor-Project No 1, Series A, 3 mo. USD LIBOR +
1.47%, 5.214%, 11/01/38	1,215,000	1,121,929

		26,017,219

Colorado 3.9%
Colorado Educational & Cultural Facilities Authority, Golden View Classical Academy, Refunding,
4.00%, 1/01/32	200,000	193,783
Colorado Health Facilities Authority,
Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	98,704
CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/37	1,480,000	1,481,895
CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/39	1,395,000	1,373,940
CommonSpirit Health Obligated Group, Series A, Refunding, 5.00%, 8/01/39	1,875,000	1,972,037
Denver Health & Hospital Authority, Refunding, Series A, 4.00%, 12/01/37	1,000,000	934,878
[c] E-470 Public Highway Authority, Refunding, Series B, VRDN, SOFR + 0.75%, 4.328%, 9/01/39	1,000,000	1,000,372
Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	98,668
Southlands Metropolitan District No. 1,
Refunding, Series 2017A-1, 3.50%, 12/01/27	200,000	192,537
Series A-2, 3.50%, 12/01/27	160,000	152,637
Sterling Ranch Community Authority Board, Special Assessment, Special Improvement District N, 5.625%, 12/01/43	1,500,000	1,545,414

		9,044,865

Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority,
Masonicare Corp Obligated Group, Refunding, Series F, 5.00%, 7/01/37	1,000,000	1,006,611
Masonicare Corp Obligated Group, Series F, Refunding, 5.00%, 7/01/24	275,000	275,000
[a] McLean Affiliates Obligated Group, Series A, 5.00%, 1/01/30	150,000	148,511
Sacred Heart University Inc, 5.00%, 7/01/29	5,000	5,199

		1,435,321

Delaware 0.0%†
County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	103,335

Florida 14.8%
Abbott Square Community Development District, 2022 Project, Special Assessment,
5.00%, 6/15/32	200,000	205,378
[c] Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group,
Series A, 3 mo. USD LIBOR + 0.87%, 4.627%, 12/01/37	405,000	386,322
Antillia Community Development District, Special Assessment, Series 2024, 5.00%, 5/01/31	215,000	216,630

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Artisan Lakes East Community Development District, Special Assessment, Series 2021-2,
2.30%, 5/01/26	100,000	96,505
[a] Astonia Community Development District, Assessment Area One Project, Special Assessment,
Series 2020, 3.375%, 5/01/30	145,000	141,146
Avalon Groves Community Development District, Assessment Area 3, Special Assessment,
2.375%, 5/01/26	65,000	63,103
[a] Avalon Park West Community Development District, 2020 Project Area, Special Assessment,
Refunding, 3.25%, 5/01/30	100,000	98,015
Avenir Community Development District, 2021A Project, Assessment Area Two, Special Assessment,
2.75%, 5/01/31	90,000	81,611
Babcock Ranch Community Independent Special District,
Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	48,035
Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	138,553
Assessment Area, Special Assessment, Refunding, Series 2022, 4.125%, 5/01/27	345,000	343,642
Belmond Reserve Community Development District, 2020 Project, Special Assessment,
3.25%, 5/01/30	100,000	95,877
Berry Bay Community Development District, Assessment Area One, Special Assessment,
3.125%, 5/01/31	100,000	92,710
Black Creek Community Development District, Expansion Area Project, Special Assessment, Series 2022, 5.125%, 6/15/32	100,000	103,059
Capital Projects Finance Authority,
Florida UniversityProject, Refunding, Series A-1, 5.00%, 10/01/34	1,000,000	1,025,438
University Project, Series 2020A-1, 5.00%, 10/01/32	455,000	468,880
Capital Trust Agency, Inc.,
[a] AcadeMir Charter School West, 3.00%, 7/01/31	125,000	114,981
[a] Educational Growth Fund LLC, 3.375%, 7/01/31	100,000	96,335
Liza Jackson Preparatory School Inc, 4.00%, 8/01/30	275,000	270,166
[a] WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	300,000	280,389
[a,e] Capital Trust Authority, zero cpn., 3/01/29	855,000	671,480
Caymas Community Development District, Assessment Area One, Special Assessment,
4.45%, 5/01/31	270,000	270,800
Celebration Community Development District, Assessment Area One Project, Special Assessment,
Series 2021, 3.125%, 5/01/41	50,000	43,322
Central Parc Community Development District, Special Assessment, Series 2024, 5.70%, 5/01/44	250,000	251,105
Coddington Community Development District, Special Assessment, Series 2022, 5.00%, 5/01/32	275,000	286,168
Connerton East Community Development District, Assessment Area One, Special Assessment,
Series 2023, 4.25%, 6/15/30	160,000	162,067
Coral Keys Homes Community Development District, Special Assessment, Series 2020,
3.125%, 5/01/30	165,000	157,881
Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	94,874
Cordova Palms Community Development District,
Assessment Area 1, Special Assessment, 4.80%, 5/01/27	90,000	90,544
Special Assessment, Series 2021, 2.80%, 5/01/31	100,000	90,681
[e] County of Osceola Transportation Revenue, zero cpn., 10/01/32	150,000	106,789
[a] Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	55,000	53,429
Cypress Park Estates Community Development District, Special Assessment, Series 2022,
4.375%, 5/01/27	80,000	79,996
Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment,
4.875%, 5/01/30	440,000	446,393
Darby Community Development District, Special Assessment, Series A-2, 5.875%, 5/01/35	500,000	512,440
Del Webb Oak Creek Community Development District, 2023 Project, Special Assessment,
4.125%, 5/01/30	120,000	120,633
[a] Downtown Doral South Community Development District, Assessment Area 2, Special Assessment,
4.25%, 12/15/28	195,000	195,189
[a] DW Bayview Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/32	100,000	95,078
East 547 Community Development District, Assessment Area 2, Special Assessment, 5.50%, 5/01/30	155,000	159,313
East Bonita Beach Road Community Development District, Assessment Area Two, Special
Assessment, 3.00%, 5/01/32	100,000	94,166

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Edgewater East Community Development District,
Assessment Area One, Special Assessment, 3.10%, 5/01/31	100,000	92,675
Assessment Area Two, Special Assessment, 3.00%, 5/01/27	180,000	173,488
[a] Enbrook Community Development District, Special Assessment, Series 2020, 3.00%, 5/01/30	100,000	92,765
Epperson North Community Development District, Assessment Area 2, Special Assessment,
3.00%, 5/01/31	80,000	73,271
Escambia County Health Facilities Authority, Baptist Hospital Inc Obligated Group, Refunding,
5.00%, 8/15/34	1,000,000	1,035,317
Everlands Community Development District, Assessment Area Two, Special Assessment,
5.25%, 6/15/44	275,000	278,825
Florida Development Finance Corp.,
[a,c] AAF Operations Holdings LLC, AMT, Refunding, VRDN, 12.00%, 7/15/32	800,000	851,916
[a,c] Brightline Florida Holdings LLC, AMT, Refunding, VRDN, 7.50%, 7/01/57	250,000	254,459
[a] Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	200,000	199,760
[a] Mayflower Retirement Community, Refunding, 4.00%, 6/01/31	100,000	93,154
Shands Jacksonville Medical Center Obligated Group, Refunding, 5.00%, 2/01/38	1,400,000	1,414,764
[a] Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment,
3.25%, 5/01/30	145,000	140,120
Gardens at Hammock Beach Community Development District, Special Assessment,
Assessment Area One, 5.375%, 5/01/44	305,000	304,286
Grand Oaks Community Development District, Assessment Area 2, Special Assessment,
4.00%, 5/01/30	150,000	147,830
Grande Pines Community Development District, Assessment Area Two, Special Assessment,
4.65%, 5/01/34	515,000	518,578
Hacienda North Community Development District, Special Assessment, Series 2023,
5.50%, 5/01/33	135,000	141,437
Hammock Oaks Community Development District, Special Assessment, Assessment Area Two,
5.00%, 5/01/31	100,000	100,789
Hammock Reserve Community Development District, Assessment Area One Project, Special
Assessment, 3.25%, 5/01/30	100,000	96,078
Hawkstone Community Development District, Assessment Area 4, Special Assessment,
4.375%, 5/01/30	95,000	95,604
Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	93,821
Highland Trails Community Development District, Assessment Area One, Special Assessment,
4.70%, 5/01/31	220,000	221,518
Hills of Minneola Community Development District,
South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	45,000	43,555
[a] South Parcel Assessment Area, Special Assessment, 3.50%, 5/01/31	100,000	95,305
Holly Hill Road East Community Development District, Assessment Area 3 Project, Special
Assessment, 4.00%, 11/01/25	45,000	44,917
Hunt Club Grove Community Development District, Special Assessment, Assessment Area One,
4.85%, 6/15/31	210,000	210,404
Indigo Community Development District, 2021 Assessment Area, Phase A1, Special
Assessment, 2.70%, 5/01/31	100,000	91,619
Kelly Park Community Development District, Assessment Area One Project, Special
Assessment, 5.125%, 11/01/30	280,000	285,035
Kindred Community Development District II,
Special Assessment, 5.65%, 5/01/43	315,000	330,370
Special Assessment, Series 2020, 3.00%, 5/01/30	155,000	148,108
Special Assessment, Series 2021, 2.20%, 5/01/26	25,000	24,218
Kingman Gate Community Development District,
Special Assessment, Series 2020, 3.125%, 6/15/30	110,000	107,220
Special Assessment, Series 2021, 2.50%, 6/15/26	45,000	43,921
Lakes at Bella Lago Community Development District, Special Assessment, 5.75%, 5/01/43	165,000	170,641
Lakes by the Bay South Community Development District, Special Assessment, Refunding,
Series 2024, 5.00%, 5/01/34	440,000	468,093
Lakes of Sarasota Community Development District,
Assessment Area One, Special Assessment, 3.40%, 5/01/31	135,000	128,174
Assessment Area Two, Special Assessment, 3.00%, 5/01/26	80,000	78,667
Lakewood Ranch Stewardship District,
Azario Project, Special Assessment, Series 2020, 3.20%, 5/01/30	175,000	165,521
[a] Lorraine Lakes Project, Special Assessment, Series 2020, 3.125%, 5/01/30	60,000	56,591
[a] Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	94,175
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%, 5/01/31	100,000	89,426
Taylor Ranch Project, Special Assessment, 6.125%, 5/01/43	500,000	531,837

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Villages Lakewood Ranch South, Special Assessment, Series 2016, 4.25%, 5/01/26	945,000	946,302
Lawson Dunes Community Development District, Special Assessment, Series 2022,
4.375%, 5/01/27	100,000	100,167
[f] Lee County Industrial Development Authority, Shell Point Obligated Group, 4.375%, 11/15/29	1,000,000	1,002,907
[a] Longleaf Community Development District, Neighborhood 4 Assessment Area One, Special
Assessment, 4.50%, 5/01/31	140,000	141,328
Los Cayos Community Development District, 2024 Project, Special Assessment,
4.40%, 6/15/31	300,000	301,681
LT Ranch Community Development District, Phase IIA Assessment Area, Special Assessment,
5.00%, 5/01/27	105,000	106,093
[a] Magnolia Park Community Development District, Special Assessment, Refunding,
4.00%, 5/01/31	47,000	47,978
Marion Ranch Community Development District, Special Assessment, 5.10%, 5/01/31	215,000	216,566
Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment,
3.00%, 5/01/31	75,000	68,698
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding,
5.00%, 7/01/28	150,000	145,459
Middleton Community Development District A, Special Assessment, Series 2022,
5.45%, 5/01/32	200,000	211,195
Mirada II Community Development District, 2021 Project Area, Special Assessment,
3.125%, 5/01/31	100,000	90,172
[a] North Powerline Road Community Development District, Special Assessment, Series 2022,
4.75%, 5/01/27	125,000	125,545
North River Ranch Improvement Stewardship District, Special Assessment, Series A,
5.70%, 5/01/29	145,000	148,353
North-1 Pasco Community Development District, Assessment Area Two, Special Assessment,
Series A, 3.25%, 5/01/31	100,000	93,281
Old Hickory Community Development District, Special Assessment, Series 2020,
3.00%, 6/15/30	100,000	94,797
Palermo Community Development District, 2023 Project, Special Assessment, 4.125%, 6/15/30	75,000	75,569
Palm Beach County Health Facilities Authority,
Jupiter Medical Center Obligated Group, 5.00%, 11/01/32	300,000	316,392
Jupiter Medical Center Obligated Group, 5.00%, 11/01/40	230,000	235,962
Lifespace Communities Inc Obligated Group, Refunding, Series C, 5.00%, 5/15/27	292,000	292,131
Lifespace Communities, Inc., 5.00%, 5/15/41	165,000	160,951
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special
Assessment, 4.15%, 5/01/27	200,000	200,151
Parkview at Long Lake Ranch Community Development District, Special Assessment, Series 2020,
3.125%, 5/01/30	100,000	93,409
Parrish Lakes Community Development District, Assessment Area One Project, Special
Assessment, 4.00%, 5/01/30	265,000	263,218
Parrish Plantation Community Development District,
Assessment Area One, Special Assessment, 3.125%, 5/01/31	100,000	92,666
Special Assessment, Assessment Area Four Project-S, 4.75%, 5/01/31	90,000	90,732
Special Assessment, Assessment Area Three Project, 5.80%, 5/01/44	200,000	204,798
Peace Creek Village Community Development District, Special Assessment, Series 2024,
4.625%, 5/01/31	370,000	372,483
Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment,
Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000	145,617
Preserve at South Branch Community Development District, Phase 3, Special Assessment,
Series 2021, 3.00%, 5/01/31	100,000	95,688
Reunion East Community Development District, Special Assessment, Series 2021,
2.85%, 5/01/31	100,000	90,547
River Hall Community Development District, Special Assessment, Series A, 6.25%, 5/01/43	170,000	180,780
Rivers Edge II Community Development District, Special Assessment, Series 2021,
3.00%, 5/01/31	100,000	91,875
[a] Rivers Edge III Community Development District, Special Assessment, Series 2021,
2.40%, 5/01/26	100,000	96,833
[a] Rye Ranch Community Development District, Assessment Area One, Special Assessment,
Refunding, 5.00%, 11/01/30	45,000	45,695
Saddle Creek Preserve of Polk County Community Development District, Assessment Area
One, Special Assessment, 3.00%, 6/15/30	80,000	76,384
Sanctuary Cove Community Development District, Special Assessment, Series 2018,
2.125%, 5/01/26	135,000	130,091

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Sandmine Road Community Development District,
[a] Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	97,363
Assessment Area Two, Special Assessment, 2.30%, 11/01/26	35,000	33,855
Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	100,000	98,365
Sawgrass Village Community Development District, Assessment Area Two, Special Assessment, 6.125%, 11/01/43	155,000	163,560
Sawyers Landing Community Development District, Special Assessment, Series 2021, 3.75%, 5/01/31	150,000	141,327
Scenic Terrace North Community Development District, 2023 Assessment Area, Special Assessment, 5.125%, 5/01/30	500,000	508,415
[a] Seaton Creek Reserve Community Development District, Assessment Area One, Special Assessment, 4.625%, 6/15/30	25,000	25,338
Sherwood Manor Community Development District, Assessment Area Two, Special Assessment, 4.625%, 5/01/30	110,000	111,443
Shingle Creek at Bronson Community Development District, Special Assessment, Series 2021, 3.10%, 6/15/31	100,000	95,874
Silver Oaks Community Development District, Special Assessment, 4.70%, 5/01/31	235,000	236,804
Six Mile Creek Community Development District, Assessment Area 2, Phase 3, Special Assessment, 3.10%, 5/01/31	75,000	69,469
[a] Somerset Bay Community Development District, Special Assessment, Assessment Area One, 4.85%, 5/01/31	315,000	316,096
Sorrento Pines Community Development District, Assessment Area One, 4.375%, 5/01/30	50,000	50,455
South Fork East Community Development District, Special Assessment, Refunding, Series 2005, 4.00%, 5/01/31	1,305,000	1,257,715
Southern Groves Community Development District No. 5,
Special Assessment, Series 2022, 5.80%, 5/01/42	400,000	428,527
Special Assessment, Series 2024, 5.45%, 5/01/44	350,000	354,781
St. Augustine Lakes Community Development District,
2022 Project, Special Assessment, 4.70%, 6/15/29	360,000	364,047
2022 Project, Special Assessment, 5.375%, 6/15/42	60,000	61,714
[a] Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	91,580
[a] Stuart Crossing Community Development District, Assessment Area One Project, Special Assessment, 4.375%, 5/01/31	195,000	195,436
Summer Woods Community Development District, Assessment Area Three Project, Special Assessment, 3.15%, 5/01/31	75,000	69,223
Summit View Community Development District, Assessment Area Two, Special Assessment, 4.75%, 5/01/31	480,000	480,690
Sunbridge Stewardship District, Special Assessment, Series 2022, 4.50%, 5/01/27	135,000	135,865
Tamarindo Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	91,693
Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	150,000	139,051
Tohoqua Community Development District,
Phase 2 Project, Special Assessment, 2.875%, 5/01/31	100,000	93,958
Phase 4A/5A Project, Special Assessment, Series 2021, 2.50%, 5/01/26	115,000	111,749
Tradition Community Development District No. 9, Special Assessment, Series 2021, 2.70%, 5/01/31	100,000	89,728
[a] Trevesta Community Development District, Assessment Area Two, Special Assessment, 3.25%, 5/01/30	100,000	97,348
Twisted Oaks Pointe Community Development District, Assessment Area Two Project, Special Assessment, 5.875%, 5/01/43	170,000	176,517
[a] Two Lakes Community Development District, Special Assessment, Series 2017, 4.00%, 12/15/28	245,000	242,827
Two Rivers West Community Development District,
Special Assessment, Series 2, 5.25%, 5/01/28	320,000	324,459
Special Assessment, Series 2, 5.375%, 5/01/33	150,000	155,753
V-Dana Community Development District, Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%, 5/01/31	100,000	92,995
Veranda Community Development District II,
Assessment Area 5, Special Assessment, Refunding, 4.50%, 5/01/31	360,000	363,439
[a] Special Assessment, Refunding, 3.10%, 5/01/31	70,000	64,545
Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000	117,118
Village Community Development District No. 13, Limited Offering, Special Assessment, Series 2019, 3.00%, 5/01/29	100,000	96,000

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Villamar Community Development District,
Assessment Area Five Project, Special Assessment, 5.625%, 5/01/43	60,000	62,282
Assessment Area Six Project, Special Assessment, 4.625%, 5/01/31	210,000	212,413
Waterset South Community Development District, Special Assessment, Series 2022, 5.375%, 5/01/32	100,000	104,122
West Villages Improvement District,
Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000	92,662
Unit of Development No 8, Special Assessment, 4.625%, 5/01/29	175,000	177,118
Willowbrook Community Development District, Special Assessment, Assessment Area One Project, 4.95%, 5/01/31	205,000	206,054
Windsor Cay Community Development District, Special Assessment, Assessment Area One Project, 4.60%, 5/01/31	250,000	251,313
Windward Community Development District,
Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	96,094
Special Assessment, Series A-1, 3.00%, 5/01/25	60,000	59,347
Wiregrass II Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/27	225,000	225,486

		34,301,882

Georgia 4.2%
[a] Development Authority of Rockdale County, AHPC Terraces at Fieldstone LLC, Series 2021B-S, 4.50%, 12/01/36	100,000	88,521
[a] George L Smith II Congress Center Authority, Signia Hotel Management LLC, 3.625%, 1/01/31	350,000	334,104
Main Street Natural Gas, Inc.,
[a,c] Gas Supply Revenue, VRDN, Series C, 4.00%, 8/01/52	2,000,000	1,974,723
[c] Series A, 5.00%, 6/01/53	3,550,000	3,754,626
[c] Series B, 5.00%, 12/01/54	1,000,000	1,060,247
[c] Series E, 5.00%, 12/01/53	1,325,000	1,417,256
[c] Series E-2, SOFR + 1.70%, 5.278%, 12/01/53	1,000,000	1,027,091

		9,656,568

Idaho 0.5%
Idaho Housing & Finance Association,
[a] College of Idaho Inc, Refunding, 5.00%, 11/01/25	750,000	754,087
White Pine Charter School Project, 5.25%, 5/01/38	300,000	319,954

		1,074,041

Illinois 7.1%
[e] Chicago Board of Education, Refunding, Series A, zero cpn., 12/01/25	500,000	470,801
Chicago Board of Education Dedicated Capital Improvement Tax,
5.00%, 4/01/38	2,155,000	2,363,592
5.25%, 4/01/39	1,000,000	1,108,592
Chicago Midway International Airport, AMT, Refunding, Series A, 5.50%, 1/01/38	750,000	851,511
City of Chicago,
Refunding, Series A, 5.00%, 1/01/34	1,100,000	1,178,387
Series A, 5.50%, 1/01/40	1,700,000	1,841,428
Series A, 5.50%, 1/01/49	1,320,000	1,365,066
Illinois Finance Authority,
[a] Acero Charter Schools Inc Obligated Group, VRDN, 4.00%, 10/01/31	180,000	177,098
Chicago School - California, Inc., 5.25%, 4/01/44	1,070,000	1,139,660
[c] Field Museum of Natural History, Refunding, VRDN, SOFR + 1.20%, 4.938%, 11/01/34	390,000	389,625
[c] OSF Healthcare System Obligated Group, VRDN, Refunding, 5.00%, 5/15/50	760,000	777,004
Westminster Village Inc Obligated Group, Series A, Refunding, 5.25%, 5/01/38	1,100,000	1,094,572
Metropolitan Pier & Exposition Authority,
McCormick Place Expansion, Refunding, 3.00%, 6/15/25	1,000,000	988,666
[e] zero cpn., 12/15/30	300,000	230,891
Southwestern Illinois Development Authority,
[e] Madison County Community Unit School District No 7 Edwardsville, zero cpn., 12/01/24	155,000	152,612
[e] Madison County Community Unit School District No 7 Edwardsville, zero cpn., 12/01/24	95,000	93,345
St. Clair County Community Unit School District No. 187 Cahokia,
Series A, 5.00%, 1/01/40	325,000	356,380
Series B, 5.00%, 1/01/40	210,000	223,545
State of Illinois,
6.00%, 11/01/26	975,000	996,762
Series 2021B, 3.00%, 12/01/41	500,000	412,847

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Upper Illinois River Valley Development Authority, 2018 IAVF Timber Oaks & Prairie View Obligated Group, Refunding, 3.50%, 12/01/32	110,524	99,154
Village of Villa Park, Garden Station Redevelopment Area, 12/31/38	100,000	80,971

		16,392,509

Indiana 1.0%
[a] City of Goshen, Green Oaks of Goshen LLC, 4.75%, 8/01/24	130,000	129,735
[a] City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	90,108
Indiana Finance Authority,
Ohio Valley Electric Corp, Series 2012C, 3.00%, 11/01/30	150,000	140,724
University of Evansville, 7.00%, 9/01/32	180,000	171,392
[a] Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	765,000	706,170
Indianapolis Local Public Improvement Bond Bank, Convention Center Hotel, 5.50%, 3/01/38	1,000,000	1,110,556

		2,348,685

Iowa 2.1%
Iowa Finance Authority,
[c] Iowa Fertilizer Co LLC, Refunding, 5.00%, 12/01/50	2,425,000	2,562,975
Lifespace Communities Inc Obligated Group, Refunding, 6.75%, 5/15/33	770,000	857,043
Lifespace Communities Inc Obligated Group, Series A, 4.125%, 5/15/38	125,000	113,911
Lifespace Communities Inc Obligated Group, Series A, 5.00%, 5/15/32	500,000	501,653
Lifespace Communities Inc Obligated Group, Series A, 5.00%, 5/15/41	60,000	58,528
[c] Lifespace Communities Inc Obligated Group, Series B, SOFR + 0.55%, 4.288%, 5/15/56	500,000	469,447
Lifespace Communities, Inc., Series A, 5.00%, 5/15/43	200,000	191,964
Iowa Tobacco Settlement Authority, Refunding, Series 2021B-1, 4.00%, 6/01/49	85,000	84,425

		4,839,946

Kentucky 1.4%
[c] County of Owen, American Water Capital Corp, Refunding, VRDN, Series A, 2.45%, 6/01/39	100,000	92,814
Kentucky Public Energy Authority,
[c] Kentucky Public Energy Authority, VRDN, Series A-2, SOFR + 1.20%, 4.778%, 8/01/52	1,285,000	1,271,799
[c] Refunding, Series B, 5.00%, 1/01/55	1,765,000	1,865,060
Louisville/Jefferson County Metropolitan Government, Bellarmine University Inc, Refunding, 4.00%, 5/01/29	100,000	93,276

		3,322,949

Louisiana 0.9%
Lakeshore Villages Master Community Development District, Special Assessment, Series 2022, 5.00%, 6/01/32	245,000	246,743
Louisiana Local Government Environmental Facilities & Community Development Authority,
[a] Parish of St John the Baptist LA, 3.90%, 11/01/44	175,000	160,224
[a] Patriot Services Group Obligated Group, 5.25%, 10/01/32	145,000	125,767
Westlake Corp, Refunding, 3.50%, 11/01/32	1,625,000	1,571,197

		2,103,931

Maryland 0.6%
City of Baltimore,
Harbor Point Special Taxing District, 4.25%, 6/01/26	375,000	372,118
[a] Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000	91,045
County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	130,715
[a] Town of La Plata MD, Heritage Green Special Taxing District, 5.75%, 2/15/35	680,000	679,213

		1,273,091

Massachusetts 0.3%
Massachusetts Development Finance Agency,
Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	80,000	80,236
Salem Community Corp Obligated Group, Refunding, 5.00%, 1/01/28	200,000	200,000
Massachusetts Educational Financing Authority, AMT, Series B, 4.25%, 7/01/44	500,000	482,038

		762,274

Michigan 1.9%
City of Detroit,
Series A, 5.00%, 4/01/35	350,000	370,666
Series C, 6.00%, 5/01/43	375,000	428,999

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Grand Rapids Economic Development Corp., Michigan Christian Home Obligated Group, Refunding, 4.00%, 11/01/27	285,000	276,078
[a] Kalamazoo Economic Development Corp., Friendship Village of Kalamazoo Obligated Group, Refunding, 5.00%, 8/15/31	110,000	106,662
Michigan Finance Authority,
Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/27	145,000	141,430
Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/32	285,000	269,373
Provident Group - HFH Energy LLC, 4.125%, 2/29/44	870,000	855,013
University of Detroit Mercy Obligated Group, 5.25%, 11/01/35	750,000	761,577
University of Detroit Mercy Obligated Group, Refunding, 5.25%, 11/01/39	500,000	500,340
Michigan Strategic Fund,
Improvement Project-P3, AMT, 4.125%, 6/30/35	620,000	619,977
State of Michigan Department of Transportation, AMT, 5.00%, 6/30/48	100,000	101,088

		4,431,203

Minnesota 0.7%
Duluth Economic Development Authority, Benedictine Health System Obligated Group, Refunding, 4.00%, 7/01/31	125,000	117,834
[c] Minnesota Municipal Gas Agency, VRDN, Series B, SOFR + 1.00%, 4.578%, 12/01/52	1,400,000	1,399,781

		1,517,615

Mississippi 0.8%
[a] Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000	152,705
Mississippi Home Corp.,
[a] Patriot Services Group Obligated Group, Series 2021D-8, 3.50%, 6/01/33	100,000	86,383
Patriot Services Group Pascagoula Portfolio II Obligated Group, Series 2021A, 3.65%, 6/01/33	100,000	87,441
Series C, 4.65%, 12/01/44	1,500,000	1,519,225

		1,845,754

Missouri 0.0%†
City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	25,000	24,785

Nevada 0.3%
City of Las Vegas Special Improvement District No. 611, Special Improvement District No 611, Special Assessment, 3.50%, 6/01/31	160,000	145,657
City of Las Vegas Special Improvement District No. 816, Special Assessment, 2.50%, 6/01/29	200,000	176,694
[a] City of North Las Vegas, NV Special Improvement District No 66, Special Assessment, 5.00%, 6/01/28	140,000	141,290
Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	261,563

		725,204

New Jersey 0.6%
New Jersey Economic Development Authority,
[c] American Water Co Inc, AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	88,072
Provident Group-Kean Properties LLC, 5.00%, 7/01/32	100,000	101,288
Provident Group-Kean Properties LLC, 5.00%, 7/01/37	50,000	50,268
United Airlines Inc, 5.25%, 9/15/29	250,000	250,242
New Jersey Higher Education Student Assistance Authority, AMT, Series B, 4.00%, 12/01/44	1,000,000	953,981

		1,443,851

New York 7.8%
Metropolitan Transportation Authority,
Green Bond, Series 2017C-1, 5.00%, 11/15/28	935,000	991,085
Green Bond, Series 2017C-1, 5.00%, 11/15/30	530,000	561,479
New York City Municipal Water Finance Authority,
[c] New York City Water & Sewer System, Series BB, 4.90%, 6/15/49	3,245,000	3,245,000
[c] VRDN, 4.90%, 6/15/33	2,305,000	2,305,000
New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000	65,327
[a,c] New York State Environmental Facilities Corp., Casella Waste Systems Inc, AMT, VRDN, 5.125%, 9/01/50	250,000	258,823
New York Transportation Development Corp.,
American Airlines Inc, AMT, Refunding, 2.25%, 8/01/26	90,000	87,762
American Airlines Inc, AMT, Refunding, 3.00%, 8/01/31	210,000	198,022
American Airlines Inc, AMT, Refunding, 5.25%, 8/01/31	80,000	84,905
Delta Air Lines Inc, AMT, 5.00%, 1/01/25	250,000	251,201

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Delta Air Lines Inc, AMT, 5.625%, 4/01/40	235,000	255,708
Delta Air Lines Inc, AMT, 6.00%, 4/01/35	1,790,000	2,024,480
Delta Air Lines, Inc, AMT, 4.00%, 1/01/36	1,480,000	1,480,905
Delta Air Lines, Inc, AMT, 5.00%, 10/01/40	3,815,000	3,971,594
JFK NTO LLC, AMT, 5.25%, 6/30/43	500,000	533,816
JFK NTO LLC, AMT, 5.50%, 6/30/38	250,000	272,918
[a] Oneida Indian Nation of New York, Series B, 6.00%, 9/01/43	250,000	274,270
Suffolk Regional Off-Track Betting Co., 5.75%, 12/01/44	1,000,000	1,042,902

		17,905,197

North Carolina 0.2%
North Carolina Medical Care Commission, United Methodist Retirement Homes Inc Obligated Group, 4.25%, 10/01/28	350,000	351,760

North Dakota 0.8%
City of Horace, Refunding, Series B, 5.125%, 7/01/25	500,000	500,256
County of Burleigh, University of Mary, 5.10%, 4/15/36	250,000	251,210
[a,d] County of Grand Forks, Red River Biorefinery LLC, AMT, 6.625%, 12/15/31	125,000	3,750
[f] North Dakota Housing Finance Agency, Series C, 4.65%, 7/01/44	1,000,000	1,004,363

		1,759,579

Ohio 2.1%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Refunding, 4.00%, 11/15/33	550,000	537,533
Columbus Metropolitan Housing Authority, Waldren Woods project, 4.00%, 6/01/34	500,000	492,692
County of Cuyahoga, Eliza Jennings Obligated Group, Refunding, 5.00%, 5/15/32	505,000	504,645
County of Franklin,
Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000	184,552
Ohio Living Obligated Group, Series B, 4.00%, 7/01/28	225,000	215,205
Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	101,136
Franklin County Convention Facilities Authority, Hotel Project Revenue, 5.00%, 12/01/30	100,000	101,665
[c] Ohio Air Quality Development Authority, Duke Energy Corp, AMT, Refunding, VRDN, 4.25%, 11/01/39	2,280,000	2,293,803
Ohio Higher Educational Facility Commission, Cleveland Institute of Music/The, 5.00%, 12/01/32	300,000	305,452
Ohio Housing Finance Agency, Middletown Phase I Project, 8.00%, 8/01/34	100,000	103,626

		4,840,309

Oregon 0.5%
[c] Oregon State Facilities Authority, 4.90%, 8/01/34	1,200,000	1,200,000

Pennsylvania 2.0%
Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	70,000	69,815
Allentown Neighborhood Improvement Zone Development Authority,
[a] City Center Project, 5.00%, 5/01/28	100,000	101,967
[a] City Center Project, 5.25%, 5/01/42	200,000	199,416
Berks County Industrial Development Authority,
Tower Health Obligated Group, Refunding, 5.00%, 11/01/29	250,000	157,500
Tower Health Obligated Group, Tower Health Project, Refunding, 4.00%, 11/01/31	560,000	352,800
Chester County Industrial Development Authority, Avon Grove Charter School, 5.00%, 3/01/27	1,000,000	1,010,164
Franklin County Industrial Development Authority, Menno-Haven Inc Obligated Group, Refunding, 5.00%, 12/01/28	100,000	100,744
[c] Luzerne County Industrial Development Authority, Pennsylvania-American Water Co., AMT, Refunding, VRDN, 2.45%, 12/01/39	100,000	90,132
Pennsylvania Economic Development Financing Authority,
Philadelphia Water Department, Refunding, 4.00%, 1/01/31	425,000	416,256
[c] Talen Energy Supply LLC, Refunding, VRDN, 5.25%, 12/01/38	1,000,000	1,010,427
UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	150,000	146,062
Pennsylvania Economic Development Financing Authority Parking System Revenue, Refunding, 5.00%, 1/01/26	500,000	508,108
Redevelopment Authority of the City of Philadelphia, Social Bond, Series 2021A, 2.799%, 9/01/33	500,000	415,478

		4,578,869

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Puerto Rico 2.0%
Commonwealth of Puerto Rico,
Series 2021A1, 4.00%, 7/01/33	359,628	360,979
Series 2021A1, 4.00%, 7/01/35	8,654	8,518
Series 2021A1, 4.00%, 7/01/37	35,173	33,960
Series 2021A1, 4.00%, 7/01/41	38,099	35,637
Series 2021A1, 5.625%, 7/01/27	113,932	118,967
Series 2021A1, 5.625%, 7/01/29	502,861	540,033
Series 2021A1, 5.75%, 7/01/31	1,335,407	1,485,477
[c] VRDN, 11/01/43	42,678	26,194
[e] zero cpn., 7/01/24	1,570	1,570
[e] zero cpn., 7/01/33	12,391	8,285
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	1,324,964	1,288,527
HTA HRRB Custodial Trust, 5.25%, 7/01/32	38,487	38,292
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 6.125%, 7/01/24	5,000	5,000
Puerto Rico Electric Power Authority,
Refunding, 5.25%, 7/01/32	175,000	173,380
Refunding, Series V, 5.25%, 7/01/27	170,000	170,373
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing
Authority,
Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/37	100,000	94,897
Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/39	100,000	94,071
Hospital Auxilio Mutuo Obligated Group, Refunding, 4.00%, 7/01/40	100,000	93,573

		4,577,733

South Carolina 2.3%
County of Dorchester, SC Summers Corner Improvement District, Special Assessment, 4.50%, 10/01/33	415,000	408,536
[a] County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding, 3.00%, 11/01/26	100,000	94,139
Patriots Energy Group Financing Agency,
[c] VRDN, Refunding, SOFR + 1.90%, 5.471%, 2/01/54	50,000	51,951
[c] VRDN, Series A1, 5.25%, 10/01/54	4,000,000	4,286,776
South Carolina Jobs-Economic Development Authority,
AHPC Vista Towers 2021 LLC, 3.65%, 12/01/36	100,000	86,695
[a] Columbia Portfolio Obligated Group, 6/01/37	315,000	249,241
[a] Orchard Pk and Willowbrook Apartment, 3.65%, 12/01/36	100,000	86,695

		5,264,033

Tennessee 4.9%
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health Obligated Group, Series A, 4.00%, 8/01/38	1,125,000	1,117,537
Cleveland Housing Authority,
[a] Cleveland Forward Phase One LLC, 6.25%, 4/01/41	300,000	303,251
[a] Cleveland Forward Phase Two LLC, 6.25%, 4/01/41	100,000	101,084
Knox County Health Educational & Housing Facility Board, 5.00%, 7/01/38	425,000	468,823
[c] Tennergy Corp., Series A, 5.50%, 10/01/53	2,560,000	2,736,668
[c] Tennessee Energy Acquisition Corp., Series A, 5.00%, 5/01/52	6,310,000	6,698,926

		11,426,289

Texas 11.7%
[a,f] Arlington Higher Education Finance Corp., BASIS Texas Charter Schools Inc, 4.50%, 6/15/44	830,000	801,343
Cedar Port Navigation & Improvement District, 4.00%, 9/01/38	1,450,000	1,457,956
[a] City of Anna, Hurricane Creek Public Improvement District Impt Area No 2, Special Assessment, 5.00%, 9/01/28	583,000	581,567
City of Aubrey, Jackson Ridge Public Improvement District, Special Assessment, 5.00%, 9/01/25	505,000	511,970
[a] City of Austin, Whisper Valley Public Improvement District Improvement Area 2, Special Assessment, 4.75%, 11/01/29	164,000	162,722
[a] City of Boyd, Public Improvement District No 1 Improvement Area No 1, Special Assessment, 4.25%, 9/15/30	189,000	188,887

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

City of Celina,
[a] Celina Hills Public Improvement District, Special Assessment, 4.375%, 9/01/27	75,000	73,623
[a] Chalk Hill Public Improvement District No 2, Special Assessment, 5.00%, 9/01/30	185,000	184,271
[a] Creeks of Legacy Public Improvement District Phase No 3, Special Assessment, 3.625%, 9/01/30	100,000	90,634
[a] Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000	163,193
[a] Pravin Public Improvement District, Special Assessment, 6.50%, 9/01/43	103,000	104,105
[a] Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	75,000	69,034
[a] The Parks at Wilson Creek Public Improvement District, Special Assessment, 3.25%, 9/01/31	110,000	99,163
[a] Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	162,025
[a] City of Crandall, Cartwright Ranch Public Improvement District Major Impt Are, Special Assessment, 4.75%, 9/15/31	100,000	97,865
City of Fate,
[a] Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	59,000	55,881
[a] Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	129,224
City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%, 10/01/30	140,000	124,394
[a] City of Hutto, Emory Crossing Public Improvement District Impt Area No 2, Special Assessment, 4.50%, 9/01/30	270,000	271,361
[a] City of Justin, Timberbrook Public Improvement District No. 2 Area No. 1, Special Assessment, 4.50%, 9/01/31	153,000	153,795
City of Kyle,
[a] 6 Creeks Public Improvement District Improvement Area No 4, Special Assessment, 4.50%, 9/01/33	550,000	553,415
[a] Creeks Public Improvement District, Special Assessment, 2.75%, 9/01/26	100,000	96,685
Kyle 57 Public Improvement District, Series 2022, 4.75%, 9/01/32	133,000	133,153
[a] Limestone Creek Public Improvement District Improvement Area #1, Special Assessment, 5.50%, 9/01/44	550,000	552,787
[a] Plum Creek North Public Improvement District, Special Assessment, 4.375%, 9/01/32	215,000	207,356
[a] Southwest Kyle Public Improvement District No 1 Impt Area No 2, Special Assessment, 5.75%, 9/01/30	100,000	101,621
City of Lago Vista,
[a] Tessera on Lake Travis Public Improvement District, Special Assessment, Refunding, 5.00%, 9/01/30	140,000	131,605
Tessera on Lake Travis Public Impt Dist Impt Area No 1, Special Assessment, Refunding, 3.125%, 9/01/30	130,000	118,204
City of Lavon,
[a] Lakepointe Public Improvement District, Special Assessment, 5.25%, 9/15/28	407,000	406,890
[a] Lakepointe Public Improvement District, Special Assessment, 5.875%, 9/15/42	355,000	361,633
City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	89,076
[a] City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	68,250
[a] City of Manor, Manor Heights Public Improvement District Area No 3, Special Assessment, 5.25%, 9/15/43	200,000	198,928
[a] City of Mclendon-Chisholm, Sonoma Public Improvement District, Special Assessment, 5.375%, 9/15/32	155,000	156,110
City of Mesquite,
[a] Heartland Town Center Public Improvement District Phase 2, Special Assessment, 4.00%, 9/01/30	130,000	128,846
[a] Solterra Public Improvement District Improvement Area C-1, Special Assessment, 5.375%, 9/01/43	102,000	102,599
City of Pilot Point,
[a] Creekview Public Improvement District, Special Assessment, Series 2022, 5.25%, 9/15/32	150,000	151,039
[a] Creekview Public Improvement District, Special Assessment, Series 2022, 5.75%, 9/15/32	145,000	145,631
City of Princeton,
[a] TX Whitewing Trails Public Improvement District No 2 Phase 2, Special Assessment, 4.25%, 9/01/30	125,000	121,726
[a] Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	86,510
[a] Winchester Public Improvement District, Special Assessment, 3.25%, 9/01/30	100,000	89,880
[a] City of Royse City, Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	135,000	131,636

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

City of Sachse,
[a] Sachse Public Improvement District No 1 Improvement Area No 1, Special Assessment, 5.00%, 9/15/28	278,000	280,374
[a] Sachse Public Improvement District No 1 Improvement Area No 1, Special Assessment, 5.625%, 9/15/42	100,000	102,556
[a] Sachse Public Improvement District No 1, Special Assessment, 6.00%, 9/15/28	100,000	100,518
[a] TX Sachse Public Improvement District No 1, Special Assessment, 6.875%, 9/15/42	165,000	169,958
City of Tomball,
[a] Raburn Reserve Public Improvement District Area No 2, Special Assessment, 4.875%, 9/15/33	145,000	145,946
[a] Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	91,545
[a] City of Uhland, Watermill Public Improvement District, Special Assessment, 5.75%, 9/01/27	100,000	100,699
County of Hays,
[a] La Cima Public Improvement District Neighborhood Impt Area 3, Special Assessment, 4.75%, 9/15/27	398,000	395,302
[a] La Cima Public Improvement District Neighborhood Impt Area 3, Special Assessment, 4.875%, 9/15/32	375,000	374,629
[a] La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	132,753
[a] County of Medina, Woodlands Public Improvement District IA#1 Project, Special Assessment, 3.50%, 9/01/26	100,000	95,361
Fulshear Municipal Utility District No. 3A, 4.25%, 9/01/41	1,005,000	989,356
Harris County Municipal Utility District No. 171,
4.75%, 12/01/40	1,215,000	1,260,809
6.75%, 12/01/26	1,015,000	1,077,158
Harris County Municipal Utility District No. 502, 4.75%, 9/01/37	1,060,000	1,102,885
Harris-Waller Counties Municipal Utility District No. 4,
5.00%, 11/01/36	415,000	418,193
5.50%, 11/01/44	265,000	266,559
Lakes Fresh Water Supply District of Denton County, 4.375%, 9/01/42	1,350,000	1,357,656
Matagorda County Navigation District No. 1, CenterPoint Energy Inc, Refunding, 5.125%, 11/01/28	1,000,000	1,026,282
New Hope Cultural Education Facilities Finance Corp.,
CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	100,042
CHF-Collegiate Housing Corpus Christi II LLC, 5.00%, 4/01/31	30,000	30,767
NCCD-College Station Properties LLC, Series A, 5.00%, 7/01/47	100,000	95,125
Wesleyan Homes Obligated Group, Refunding, 4.00%, 1/01/29	100,000	92,922
North Parkway Municipal Management District No. 1,
[a] Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000	45,821
[a] Major Improvements Project, Special Assessment, 4.25%, 9/15/31	152,000	146,889
Northlake Municipal Management District No. 1, 5.00%, 3/01/40	925,000	952,468
[a] Northwood Municipal Utility District No. 1, Refunding, 4.00%, 8/01/31	250,000	246,774
South Manvel Development Authority, City of Manvel TX Tax Increment Reinvestment Zone Number 3, 5.00%, 4/01/38	275,000	275,089
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding, 5.00%, 12/15/32	2,170,000	2,275,869
[c]Texas Municipal Gas Acquisition & Supply Corp. IV, Series B, 5.50%, 1/01/54	2,500,000	2,793,878
Travis County Municipal Utility District No. 22,
Series A, 5.75%, 9/01/38	275,000	279,530
Series B, 6.00%, 9/01/42	320,000	325,182
Viridian Municipal Management District,
5.00%, 12/01/25	100,000	101,674
Special Assessment, 2.875%, 12/01/30	100,000	86,571
Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	27,000	25,875

		26,979,608

Utah 0.3%
Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	224,956
[a] Utah Charter School Finance Authority, Wallace Stegner Academy, Series 2022A, 5.25%, 6/15/32	230,000	237,705
Utah Infrastructure Agency, 5.00%, 10/15/32	250,000	263,158

		725,819

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Virginia 0.7%
[a] Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	98,524
Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Obligated Group, 5.75%, 9/01/30	1,000,000	1,039,920
[c] Virginia Small Business Financing Authority, VRDN, 5.00%, 11/01/52	500,000	500,065

		1,638,509

Washington 1.9%
Jefferson County Public Hospital District No. 2, Refunding, Series A, 5.75%, 12/01/33	500,000	498,690
Skagit County Public Hospital District No. 1, Refunding, 5.00%, 12/01/29	100,000	100,953
Washington Health Care Facilities Authority, CommonSpirit Health Obligated Group, Refunding, Series A, 5.00%, 8/01/34	1,000,000	1,069,421
[a] Fred Hutchinson Cancer Center Obligated Group, 3.00%, 12/01/34	125,000	114,288
[a] Fred Hutchinson Cancer Center Obligated Group, 5.00%, 12/01/32	250,000	269,982
Washington State Housing Finance Commission,
[a] eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000	93,400
Emerald Heights Project, Refunding, Series A, 5.00%, 7/01/38	1,300,000	1,386,422
[a] Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000	86,718
[a] Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%, 1/01/34	100,000	96,769
[a] Seattle Academy of Arts & Sciences, Refunding, 5.625%, 7/01/38	430,000	473,568
[a] Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	98,284

		4,288,495

West Virginia 0.1%
[c] West Virginia Economic Development Authority, Appalachian Power Co., VRDN, 3.75%, 12/01/42	250,000	249,950

Wisconsin 2.0%
Public Finance Authority,
[a] Coral Academy of Science Reno, 5.375%, 6/01/37	335,000	342,038
[a] Dominium Holdings I LLC, Series 1, 6.81%, 4/28/36	500,000	509,234
[a] Estancia Valley Classical Academy, Refunding, 4.00%, 7/01/31	100,000	93,368
[a] Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	97,219
[a] Masonic & Eastern Star Home of NC Inc Obligated Group, Refunding, 4.00%, 3/01/27	35,000	34,824
North East Carolina Preparatory School, Inc., Refunding, 4.25%, 6/15/34	800,000	800,299
[a] Ocean Academy Charter School, 4.00%, 10/15/31	100,000	93,136
[a] Series 2023-B, 7.125%, 7/25/34	500,000	524,932
[a] Signature Preparatory, 5.00%, 6/15/31	115,000	114,930
Triad Math & Science Academy Co, 4.00%, 6/15/30	335,000	327,987
[a] UMA Education Inc, Refunding, 5.00%, 10/01/24	100,000	100,040
[a] UMA Education Inc, Refunding, 5.00%, 10/01/29	600,000	624,087
[a] Whitestone-Retirement Facilities, Refunding, 5.00%, 3/01/37	385,000	375,453
[a,c] WV 2020 Holdings LLC Obligated Group, VRDN, 3.50%, 12/01/50	100,000	84,452
Wisconsin Health & Educational Facilities Authority,
Wisconsin Masonic Home Obligated Group, 4.20%, 8/15/28	250,000	248,402
Wisconsin Masonic Home Obligated Group, 5.50%, 8/15/44	305,000	321,191

		4,691,592

Total Municipal Bonds (Cost $224,259,938)		227,923,497

[c] Senior Floating Rate Interests 0.4%
Household Products 0.2%
TBG Hillcrest Senior LP, 1 mo. USD Term SOFR + 1.55%, 6.878%, 8/01/24	372,332	372,332

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Real Estate Development 0.2%
Centennial Gardens LP, 1 mo. USD Term SOFR + 1.55%, 6.878%, 8/01/24	500,000	500,735

Total Floating Rate Loans (Cost $872,332)		873,067

Total Investments (Cost $227,588,832) 100.1%		231,259,088
Other Assets, less Liabilities (0.1)%		(126,071)

Net Assets 100.0%		$231,133,017

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $39,268,403, representing 17.0% of net assets.

bFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements. cVariable rate security. The rate shown represents the yield at period end.

dDefaulted securities.

eThe security was issued on a discount basis with no stated coupon rate.

fSecurity purchased on a when-issued basis.

Abbreviations

Selected Portfolio

AMT	–	Alternative Minimum Tax

CSCDA	–	California Statewide Communities Development Authority

LIBOR	–	London Interbank Offered Rate

SOFR	–	Secured Overnight Financing Rate

VRDN	–	Variable Rate Demand Note

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Emerging Market Core Dividend Tilt Index ETF	Industry	Shares	Value
Common Stocks 97.5%
Australia 0.0%†
[a] Yancoal Australia Ltd.	Oil, Gas & Consumable Fuels	1,500	$6,561

Brazil 3.5%
Alupar Investimento SA, UNIT	Electric Utilities	581	3,114
Ambev SA	Beverages	24,000	49,301
Banco Santander Brasil SA	Banks	2,000	9,887
BB Seguridade Participacoes SA	Insurance	3,500	20,750
Caixa Seguridade Participacoes SA	Insurance	3,000	7,729
Cia Energetica de Minas Gerais	Electric Utilities	1,950	4,290
Cia Paranaense de Energia - Copel	Electric Utilities	2,500	3,731
Cia Siderurgica Nacional SA	Metals & Mining	3,500	8,135
CPFL Energia SA	Electric Utilities	1,000	5,893
CSN Mineracao SA	Metals & Mining	3,000	2,803
Hypera SA	Pharmaceuticals	2,000	10,334
Itausa SA	Banks	5,500	9,743
Localiza Rent a Car SA	Ground Transportation	2,500	18,904
Lojas Renner SA	Specialty Retail	5,000	11,234
Natura & Co. Holding SA	Personal Care Products	5,500	15,388
Neoenergia SA	Electric Utilities	3,000	10,030
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	11,000	79,968
Porto Seguro SA	Insurance	1,000	5,572
Telefonica Brasil SA	Diversified Telecommunication Services	2,000	16,326
TIM SA	Wireless Telecommunication Services	4,000	11,436
Vale SA	Metals & Mining	12,500	140,023
Vibra Energia SA	Specialty Retail	5,500	20,695

			465,286

Chile 0.4%
Banco de Chile	Banks	233,895	26,021
Banco Santander Chile	Banks	93,360	4,372
Cia Sud Americana de Vapores SA	Marine Transportation	79,040	5,004
Empresas CMPC SA	Paper & Forest Products	6,045	11,335
Enel Chile SA	Electric Utilities	127,015	7,145

			53,877

China 24.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	1,000	1,787
Agricultural Bank of China Ltd., Class H	Banks	150,000	64,170
Alibaba Group Holding Ltd., Class A	Broadline Retail	20,275	183,081
Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,500	4,847
Anhui Conch Cement Co. Ltd., Class H	Construction Materials	6,170	14,699
ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	3,040	29,203
Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	5,446
AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	5,000	2,248
Bank of Beijing Co. Ltd., Class A	Banks	9,000	7,199
Bank of Changsha Co. Ltd., Class A	Banks	2,000	2,241
Bank of Chengdu Co. Ltd., Class A	Banks	1,500	3,121
Bank of China Ltd., Class H	Banks	275,000	135,609
Bank of Communications Co. Ltd., Class A	Banks	16,000	16,371
Bank of Communications Co. Ltd., Class H	Banks	40,000	31,406
Bank of Jiangsu Co. Ltd., Class A	Banks	8,000	8,142
Bank of Nanjing Co. Ltd., Class A	Banks	4,500	6,404
Bank of Shanghai Co. Ltd., Class A	Banks	6,000	5,966
Bank of Suzhou Co. Ltd., Class A	Banks	1,500	1,541
BBMG Corp., Class A	Construction Materials	5,000	938
Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,500	8,389
Beijing Jingneng Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,500	1,109
BOC Hong Kong Holdings Ltd.	Banks	18,500	56,988
C&D International Investment Group Ltd.	Real Estate Management & Development	5,000	9,299

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

China CITIC Bank Corp. Ltd., Class A	Banks	11,000	10,095
[b] China CITIC Bank Corp. Ltd., Class H	Banks	45,000	28,876
China Construction Bank Corp., Class A	Banks	2,000	2,027
China Construction Bank Corp., Class H	Banks	260,000	192,151
China Everbright Bank Co. Ltd., Class A	Banks	20,000	8,684
[b] China Everbright Bank Co. Ltd., Class H	Banks	15,000	4,669
[a] China Feihe Ltd.	Food Products	20,000	9,248
China Life Insurance Co. Ltd., Class H	Insurance	40,000	56,562
China Medical System Holdings Ltd.	Pharmaceuticals	7,000	5,935
China Merchants Bank Co. Ltd., Class A	Banks	7,000	32,781
China Merchants Bank Co. Ltd., Class H	Banks	17,000	77,190
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	2,500	4,061
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,670	9,927
[b] China Minsheng Banking Corp. Ltd., Class A	Banks	15,500	8,046
China Minsheng Banking Corp. Ltd., Class H	Banks	35,000	12,104
China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	17,500	30,349
[b] China Pacific Insurance Group Co. Ltd., Class A	Insurance	1,500	5,724
China Pacific Insurance Group Co. Ltd., Class H	Insurance	6,000	14,648
China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	17,000	14,716
China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	126,000	81,661
[a] China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	2,000	6,622
China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,500	15,193
China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	17,500	80,581
[a] China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	210,000	27,167
China Vanke Co. Ltd., Class A	Real Estate Management & Development	4,500	4,271
China Vanke Co. Ltd., Class H	Real Estate Management & Development	11,000	6,551
China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	2,844
China Zheshang Bank Co. Ltd., Class A	Banks	9,000	3,402
China Zheshang Bank Co. Ltd., Class H	Banks	15,000	4,015
Chongqing Brewery Co. Ltd., Class A	Beverages	200	1,663
Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	1,000	1,840
Chongqing Fuling Zhacai Group Co. Ltd., Class A	Food Products	500	839
Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	4,000	2,750
Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	10,000	4,906
Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	10,000	10,823
CITIC Ltd., Class B	Industrial Conglomerates	35,000	31,829
Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	1,000	1,859
COFCO Sugar Holding Co. Ltd., Class A	Food Products	1,000	1,314
COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	2,000	707
COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	5,000	10,608
COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	15,000	26,244
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	40,000	31,867
Daqin Railway Co. Ltd., Class A	Ground Transportation	6,500	6,375
DaShenLin Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	500	979
Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	500	838
[b] Easyhome New Retail Group Co. Ltd., Class A	Broadline Retail	3,000	999
ENN Energy Holdings Ltd.	Gas Utilities	4,000	32,969
Focus Media Information Technology Co. Ltd., Class A	Media	5,500	4,565
Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,000	15,012
Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	500	3,280
[a] Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	3,200	18,588
Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	500	1,962
[a] Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	2,000	3,899
[b] GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	115,000	17,086
Gemdale Corp., Class A	Real Estate Management & Development	2,500	1,164
Giant Network Group Co. Ltd., Class A	Entertainment	500	647
Goneo Group Co. Ltd., Class A	Electrical Equipment	290	3,063
Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	2,753

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	2,101
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	500	1,862
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	2,500	1,698
Guotai Junan Securities Co. Ltd., Class A	Capital Markets	3,000	5,568
[a] Guotai Junan Securities Co. Ltd., Class H	Capital Markets	4,000	3,971
H World Group Ltd.	Hotels, Restaurants & Leisure	500	1,665
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	1,000	994
Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	500	1,524
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	Food Products	500	1,457
Heilongjiang Agriculture Co. Ltd., Class A	Food Products	1,000	1,711
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	1,000	2,771
Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,500	4,884
Hengan International Group Co. Ltd.	Personal Care Products	3,750	11,431
Hengli Petrochemical Co. Ltd., Class A	Chemicals	2,000	3,821
HLA Group Corp. Ltd., Class A	Specialty Retail	2,000	2,531
[b] Horizon Construction Development Ltd.	Trading Companies & Distributors	1,851	356
Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	1,000	2,293
Huatai Securities Co. Ltd., Class A	Capital Markets	3,000	5,091
[a] Huatai Securities Co. Ltd., Class H	Capital Markets	7,000	7,738
Huaxia Bank Co. Ltd., Class A	Banks	7,000	6,136
Huaxin Cement Co. Ltd., Class A	Construction Materials	500	942
Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,500	3,365
Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	500	1,307
Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	3,500	2,124
Industrial & Commercial Bank of China Ltd., Class H	Banks	245,000	145,605
[b] Industrial Bank Co. Ltd., Class A	Banks	8,000	19,307
Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	700	951
Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,500	2,085
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	4,500	2,274
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	3,000	1,907
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	2,500	8,848
Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	12,000	21,552
JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,500	2,301
Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	500	2,211
JD.com, Inc., Class A	Broadline Retail	6,000	79,386
Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	500	863
[b] Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	6,402
Jiangsu Financial Leasing Co. Ltd., Class A	Financial Services	2,000	1,383
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	1,000	1,501
Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	500	5,530
Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	2,580	1,725
KE Holdings, Inc., Class A	Real Estate Management & Development	6,000	29,664
[b] Keda Industrial Group Co. Ltd., Class A	Machinery	1,000	1,155
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,340	7,863
[b] Kingfa Sci & Tech Co. Ltd., Class A	Chemicals	1,000	905
LB Group Co. Ltd., Class A	Chemicals	1,000	2,544
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	41,000	57,871
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	12,500	27,058
Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	3,000	2,926
Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	300	1,529
Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	1,000	3,292
[a] Longfor Group Holdings Ltd.	Real Estate Management & Development	9,920	13,621

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Luzhou Laojiao Co. Ltd., Class A	Beverages	100	1,965
Meihua Holdings Group Co. Ltd., Class A	Chemicals	1,000	1,372
[a,b] Meituan, Class B	Hotels, Restaurants & Leisure	3,000	42,690
[b] Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	1,000	1,293
[b] Minth Group Ltd.	Automobile Components	3,340	5,193
Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	3,000	2,046
NetEase, Inc.	Entertainment	6,517	124,457
New China Life Insurance Co. Ltd., Class A	Insurance	500	2,057
New China Life Insurance Co. Ltd., Class H	Insurance	2,000	3,817
[b] People’s Insurance Co. Group of China Ltd., Class H	Insurance	40,000	13,731
Perfect World Co. Ltd., Class A	Entertainment	500	521
PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	106,000	107,257
[b] PICC Property & Casualty Co. Ltd., Class H	Insurance	36,000	44,727
Ping An Insurance Group Co. of China Ltd., Class A	Insurance	3,000	16,995
Ping An Insurance Group Co. of China Ltd., Class H	Insurance	23,700	107,460
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	1,534
[b] Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	5,000	5,999
Postal Savings Bank of China Co. Ltd., Class A	Banks	15,000	10,417
[a] Postal Savings Bank of China Co. Ltd., Class H	Banks	50,000	29,331
Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	5,000	3,112
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	Chemicals	1,500	762
Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	4,000	14,119
[b] Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	2,046
Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	500	606
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	14,000	6,671
[b] Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,000	1,240
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	500	1,153
Shanghai Baosight Software Co. Ltd., Class A	Software	500	2,187
Shanghai Baosight Software Co. Ltd., Class B	Software	2,000	3,238
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	1,000	2,618
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	3,500	5,263
Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	11,500	12,964
Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	1,000	1,935
Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	4,500	4,142
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	2,000	1,411
Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	1,000	2,003
[b] Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,500	3,530
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	2,483
Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	2,885
Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	413	4,330
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,500	24,480
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,000	2,100
[b] Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	2,000	2,161
Sinochem International Corp., Class A	Trading Companies & Distributors	1,500	717
Sinoma Science & Technology Co. Ltd., Class A	Chemicals	500	883

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Sinomine Resource Group Co. Ltd., Class A	Metals & Mining	500	1,835
Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	7,200	19,136
Sinotrans Ltd., Class A	Air Freight & Logistics	1,500	1,157
Sinotrans Ltd., Class H	Air Freight & Logistics	10,000	4,867
Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	12,500	2,386
TBEA Co. Ltd., Class A	Electrical Equipment	2,000	3,800
Tencent Holdings Ltd.	Interactive Media & Services	6,200	295,730
Tianqi Lithium Corp., Class A	Chemicals	500	2,048
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,000	1,146
Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,000	5,235
[a] Topsports International Holdings Ltd.	Specialty Retail	10,000	5,315
Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	790	1,831
Uni-President China Holdings Ltd.	Food Products	5,000	4,566
Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	1,099
[b] Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	287	1,506
Wuchan Zhongda Group Co. Ltd., Class A	Distributors	2,500	1,486
[b] Wuliangye Yibin Co. Ltd., Class A	Beverages	200	3,508
Xiamen C & D, Inc., Class A	Trading Companies & Distributors	1,000	1,223
Xinjiang Daqo New Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	780	2,178
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	31,000	15,604
[a] Yadea Group Holdings Ltd.	Automobiles	6,000	7,585
Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,500	4,670
Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	15,600	22,299
Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	2,000	1,950
Yuexiu Property Co. Ltd.	Real Estate Management & Development	5,000	3,266
Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	500	3,503
Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	500	1,330
Yutong Bus Co. Ltd., Class A	Machinery	1,000	3,534
Zangge Mining Co. Ltd., Class A	Chemicals	500	1,648
Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,500	3,176
Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	500	1,056
Zhongsheng Group Holdings Ltd.	Specialty Retail	4,000	5,851
Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	1,000	883
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	3,000	3,156
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	8,000	5,175
ZTO Express Cayman, Inc.	Air Freight & Logistics	2,000	42,063

			3,250,034

Colombia 0.3%
Bancolombia SA	Banks	1,495	12,734
Ecopetrol SA	Oil, Gas & Consumable Fuels	25,185	14,099
Grupo de Inversiones Suramericana SA	Financial Services	295	2,449
Grupo Energia Bogota SA ESP	Gas Utilities	14,565	8,787

			38,069

Czech Republic 0.3%
CEZ AS	Electric Utilities	860	32,385
Komercni Banka AS	Banks	345	11,552

			43,937

Greece 0.4%
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	1,025	14,765
Helleniq Energy Holdings SA	Oil, Gas & Consumable Fuels	485	4,054
Jumbo SA	Specialty Retail	570	16,421
Motor Oil Hellas Corinth Refineries SA	Oil, Gas & Consumable Fuels	315	7,913
OPAP SA	Hotels, Restaurants & Leisure	950	14,906

			58,059

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Hong Kong 1.7%
Beijing Enterprises Water Group Ltd., Class A	Water Utilities	20,000	6,148
Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	20,000	12,475
China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	20,000	10,042
China Gas Holdings Ltd., Class A	Gas Utilities	14,000	12,552
China Mengniu Dairy Co. Ltd., Class B	Food Products	15,000	26,898
China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	25,000	12,968
China Resources Gas Group Ltd., Class A	Gas Utilities	4,500	15,764
China Resources Land Ltd., Class H	Real Estate Management & Development	15,000	51,009
Far East Horizon Ltd.	Financial Services	10,000	6,507
Geely Automobile Holdings Ltd.	Automobiles	18,000	20,265
Guangdong Investment Ltd.	Water Utilities	15,000	8,780
Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	5,000	5,380
Orient Overseas International Ltd.	Marine Transportation	750	12,171
Sino Biopharmaceutical Ltd.	Pharmaceuticals	55,000	18,809
Xinyi Glass Holdings Ltd.	Building Products	10,000	10,964

			230,732

Hungary 0.3%
MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	1,900	14,839
Richter Gedeon Nyrt	Pharmaceuticals	750	19,499

			34,338

India 16.1%
[b] Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	520	11,155
Ashok Leyland Ltd.	Machinery	7,090	20,567
Asian Paints Ltd.	Chemicals	615	21,514
Bajaj Auto Ltd.	Automobiles	315	35,893
Bank of Baroda	Banks	5,215	17,223
Bank of India	Banks	2,380	3,439
[b] Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	5,135	18,717
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	5,135	18,717
Bosch Ltd.	Automobile Components	45	18,394
Canara Bank	Banks	9,215	13,202
Coal India Ltd.	Oil, Gas & Consumable Fuels	12,245	69,479
Colgate-Palmolive India Ltd.	Personal Care Products	625	21,310
Eicher Motors Ltd.	Automobiles	40	2,242
Embassy Office Parks REIT	Office REITs	3,080	13,124
GAIL India Ltd.	Gas Utilities	14,350	37,782
Godrej Consumer Products Ltd.	Personal Care Products	890	14,684
HCL Technologies Ltd.	IT Services	5,140	89,970
[a] HDFC Asset Management Co. Ltd.	Capital Markets	90	4,310
HDFC Bank Ltd.	Banks	8,370	169,011
Hero MotoCorp Ltd.	Automobiles	610	40,816
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,420	13,620
[b] Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	1,710	6,810
Hindustan Unilever Ltd.	Personal Care Products	3,365	99,797
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	19,505	38,742
[a] Indian Railway Finance Corp. Ltd.	Financial Services	6,400	13,340
Info Edge India Ltd.	Interactive Media & Services	385	31,330
Infosys Ltd.	IT Services	10,370	194,840
ITC Ltd.	Tobacco	15,405	78,496
[a] LTIMindtree Ltd.	IT Services	465	30,029
Mahindra & Mahindra Ltd.	Automobiles	80	2,750
Marico Ltd.	Food Products	3,100	22,789
Mphasis Ltd.	IT Services	420	12,373
Muthoot Finance Ltd.	Consumer Finance	220	4,738
Nestle India Ltd.	Food Products	285	8,721
NHPC Ltd.	Independent Power Producers & Energy Traders	15,925	19,231
NMDC Ltd.	Metals & Mining	6,035	17,807
NTPC Ltd.	Independent Power Producers & Energy Traders	22,300	101,181
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	21,160	69,580
Oil India Ltd.	Oil, Gas & Consumable Fuels	2,130	18,469

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Oracle Financial Services Software Ltd.	Software	110	13,036
Patanjali Foods Ltd.	Food Products	270	5,153
[b] PB Fintech Ltd.	Insurance	1,410	23,626
Persistent Systems Ltd.	IT Services	430	21,872
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	2,960	11,723
Power Finance Corp. Ltd.	Financial Services	6,985	40,635
Power Grid Corp. of India Ltd.	Electric Utilities	23,165	91,938
REC Ltd.	Financial Services	6,375	40,167
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	590	22,152
Shree Cement Ltd.	Construction Materials	5	1,671
Shriram Finance Ltd.	Consumer Finance	1,280	44,692
State Bank of India	Banks	4,905	49,937
[b] Tata Communications Ltd.	Diversified Telecommunication Services	580	12,899
Tata Consultancy Services Ltd.	IT Services	2,565	120,092
Tata Consumer Products Ltd.	Food Products	710	9,344
Tata Steel Ltd.	Metals & Mining	16,385	34,192
Tech Mahindra Ltd.	IT Services	3,340	57,291
Union Bank of India Ltd.	Banks	8,745	14,335
Vedanta Ltd.	Metals & Mining	7,135	38,846
[b] Zomato Ltd.	Hotels, Restaurants & Leisure	28,205	67,837

			2,147,630

Indonesia 2.3%
Adaro Energy Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	72,000	12,268
Aneka Tambang Tbk. PT	Metals & Mining	51,500	3,931
Astra International Tbk. PT, Class H	Industrial Conglomerates	94,000	25,602
Bank Mandiri Persero Tbk. PT, Class A	Banks	185,500	69,669
Bank Negara Indonesia Persero Tbk. PT, Class H	Banks	76,500	21,770
Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	338,500	95,090
Bukit Asam Tbk. PT, Class A	Oil, Gas & Consumable Fuels	19,500	2,918
Gudang Garam Tbk. PT	Tobacco	2,500	2,763
Indofood Sukses Makmur Tbk. PT	Food Products	23,000	8,533
Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	250,000	47,786
Tower Bersama Infrastructure Tbk. PT	Diversified Telecommunication Services	16,500	1,910
Unilever Indonesia Tbk. PT	Household Products	33,000	6,086
United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	7,000	9,394

			307,720

Kuwait 0.6%
Gulf Bank KSCP	Banks	11,240	10,443
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	10,800	15,668
National Bank of Kuwait SAKP	Banks	18,510	52,015

			78,126

Malaysia 2.4%
AMMB Holdings Bhd.	Banks	12,000	10,912
Axiata Group Bhd., Class A	Wireless Telecommunication Services	13,500	7,469
CIMB Group Holdings Bhd., Class A	Banks	43,000	61,982
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	16,000	8,649
HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,000	1,853
KLCCP Stapled Group	Diversified REITs	3,500	5,490
Malayan Banking Bhd.	Banks	34,000	71,784
Maxis Bhd.	Wireless Telecommunication Services	15,000	11,224
MISC Bhd.	Marine Transportation	11,000	19,866
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	2,000	7,394
Petronas Gas Bhd.	Gas Utilities	4,000	15,110
Public Bank Bhd.	Banks	55,500	47,294
RHB Bank Bhd.	Banks	20,000	23,360
Sime Darby Bhd.	Industrial Conglomerates	14,500	8,053
Tenaga Nasional Bhd.	Electric Utilities	6,000	17,526
Westports Holdings Bhd.	Transportation Infrastructure	5,000	4,420

			322,386

Mexico 2.5%
Coca-Cola Femsa SAB de CV	Beverages	2,970	25,479
Fibra Uno Administracion SA de CV	Diversified REITs	15,970	19,633

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Fomento Economico Mexicano SAB de CV	Beverages	9,835	105,867
[a] GMexico Transportes SAB de CV, Class C	Ground Transportation	3,355	6,726
Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	2,290	35,840
Grupo Financiero Banorte SAB de CV, Class O	Banks	15,205	118,543
Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	9,150	15,838
Orbia Advance Corp. SAB de CV	Chemicals	5,375	7,505

			335,431

Peru 0.4%
Credicorp Ltd.	Banks	355	57,272

Philippines 0.2%
Aboitiz Power Corp., Class A	Independent Power Producers & Energy Traders	7,500	4,338
Manila Electric Co.	Electric Utilities	1,550	9,680
PLDT, Inc.	Wireless Telecommunication Services	475	11,646

			25,664

Russia 0.0%
[c] Alrosa PJSC	Metals & Mining	54,971	—
[b,c] Gazprom PJSC	Oil, Gas & Consumable Fuels	44,709	—
[c] GMK Norilskiy Nickel PAO	Metals & Mining	69,300	—
[c] Inter RAO UES PJSC	Electric Utilities	811,741	—
[c] LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,268	—
[c] Moscow Exchange MICEX-Rates PJSC	Capital Markets	21,224	—
[c] Novolipetsk Steel PJSC	Metals & Mining	35,119	—
[c] PhosAgro PJSC	Chemicals	1,073	—
[b,c] PhosAgro PJSC	Chemicals	21	—
[b,c,d] PhosAgro PJSC, GDR	Chemicals	1	—
[b,c] Polyus PJSC	Metals & Mining	756	—
[c] Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	20,055	—
[c] Severstal PAO	Metals & Mining	6,090	—
[c] Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	132,846	—
[c] Tatneft PJSC	Oil, Gas & Consumable Fuels	29,792	—
[b,c] United Co. RUSAL International PJSC	Metals & Mining	24,749	—

			—

Saudi Arabia 4.7%
Banque Saudi Fransi	Banks	2,835	26,827
Jarir Marketing Co.	Specialty Retail	3,120	10,545
Riyad Bank	Banks	7,610	52,842
SABIC Agri-Nutrients Co.	Chemicals	1,185	35,630
Sahara International Petrochemical Co.	Chemicals	1,840	14,321
[a] Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	13,375	98,755
Saudi Aramco Base Oil Co.	Chemicals	250	8,756
Saudi Awwal Bank	Banks	5,160	53,160
Saudi Basic Industries Corp.	Chemicals	4,365	85,517
Saudi Electricity Co.	Electric Utilities	725	3,181
Saudi Industrial Investment Group	Chemicals	1,885	10,582
Saudi Investment Bank	Banks	3,040	10,404
Saudi National Bank	Banks	11,855	115,971
Saudi Telecom Co.	Diversified Telecommunication Services	9,105	91,011
Yanbu National Petrochemical Co.	Chemicals	1,260	12,309

			629,811

South Africa 3.3%
Absa Group Ltd.	Banks	4,190	36,358
African Rainbow Minerals Ltd.	Metals & Mining	575	7,148
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	1,335	13,014
FirstRand Ltd.	Financial Services	28,765	121,141
Kumba Iron Ore Ltd.	Metals & Mining	310	7,464
Mr Price Group Ltd.	Specialty Retail	1,260	14,209
Nedbank Group Ltd.	Banks	2,455	34,473
Northam Platinum Holdings Ltd.	Metals & Mining	2,220	15,477
Old Mutual Ltd.	Insurance	22,920	15,552
Sanlam Ltd.	Insurance	9,060	40,150

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Sasol Ltd.	Chemicals	3,160	23,899
Standard Bank Group Ltd.	Banks	6,770	78,159
Vodacom Group Ltd.	Wireless Telecommunication Services	2,940	15,700
Woolworths Holdings Ltd.	Broadline Retail	4,990	16,883

			439,627

South Korea 6.7%
DB Insurance Co. Ltd., Class A	Insurance	225	18,716
GS Holdings Corp.	Industrial Conglomerates	390	13,288
Hana Financial Group, Inc.	Banks	1,540	67,910
Hanon Systems	Automobile Components	1,000	3,436
HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	220	11,907
HMM Co. Ltd.	Marine Transportation	1,205	17,184
Hyundai Motor Co.	Automobiles	490	105,013
Industrial Bank of Korea	Banks	1,340	13,648
Kangwon Land, Inc.	Hotels, Restaurants & Leisure	635	6,403
KB Financial Group, Inc.	Banks	650	37,069
Kia Corp.	Automobiles	990	92,995
KT&G Corp.	Tobacco	580	37,164
LG Corp.	Industrial Conglomerates	35	2,049
LG Uplus Corp.	Diversified Telecommunication Services	1,085	7,741
NH Investment & Securities Co. Ltd., Class C	Capital Markets	755	6,960
Samsung Card Co. Ltd.	Consumer Finance	125	3,478
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	5,659	335,059
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	90	25,434
Samsung Life Insurance Co. Ltd.	Insurance	85	5,465
Samsung Securities Co. Ltd.	Capital Markets	325	9,397
Shinhan Financial Group Co. Ltd.	Banks	465	16,266
SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	10	1,718
SK Telecom Co. Ltd.	Wireless Telecommunication Services	540	20,203
Woori Financial Group, Inc.	Banks	3,295	35,164

			893,667

Taiwan 21.7%
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	17,000	88,297
Asia Cement Corp.	Construction Materials	15,000	20,275
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	400	6,140
AUO Corp., Class H	Electronic Equipment, Instruments & Components	35,200	19,314
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,770	26,960
Chailease Holding Co. Ltd., Class A	Financial Services	8,450	39,982
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,340	17,605
[b] Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	20,000	77,370
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	10,000	10,696
Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	8,000	95,557
Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	340	4,978
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	5,500	32,720
Far Eastern New Century Corp.	Industrial Conglomerates	18,000	19,558
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	10,000	25,924
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	14,333
[b] Formosa Plastics Corp.	Chemicals	25,000	44,310
Giant Manufacturing Co. Ltd.	Leisure Products	2,000	13,070
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,200	19,937
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	19,000	125,333
Inventec Corp.	Technology Hardware, Storage & Peripherals	4,000	6,880
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	11,700	38,229
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	4,300	185,565
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	4,400	24,142
momo.com, Inc.	Broadline Retail	460	6,090
[b] Nan Ya Plastics Corp.	Chemicals	30,040	45,651
[b] Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,000	5,733
Nien Made Enterprise Co. Ltd.	Household Durables	950	11,421
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,100	57,907
Pegatron Corp.	Technology Hardware, Storage & Peripherals	10,000	32,212
Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	3,500	20,283
Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	9,000	86,556

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Radiant Opto-Electronics Corp.	Semiconductors & Semiconductor Equipment	2,000	11,683
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,560	43,086
Shanghai Commercial & Savings Bank Ltd.	Banks	12,000	17,034
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	13,178
Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	3,340	22,393
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	7,500	16,900
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	8,000	26,386
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	37,000	1,101,737
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	2,200	14,817
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	7,000	38,839
Uni-President Enterprises Corp.	Food Products	25,000	62,651
[b] United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	60,000	103,016
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,000	19,959
Voltronic Power Technology Corp.	Electrical Equipment	350	20,768
Walsin Lihwa Corp.	Electrical Equipment	15,000	16,414
Wan Hai Lines Ltd.	Marine Transportation	7,200	19,664
Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	15,000	11,883
Wistron Corp.	Technology Hardware, Storage & Peripherals	5,000	16,337
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	300	24,459
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	9,000	24,913
WT Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	4,000	15,289
Yang Ming Marine Transport Corp.	Marine Transportation	9,000	20,696
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	3,000	11,975

			2,897,105

Thailand 1.4%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	5,500	31,324
Bangkok Bank PCL, Class A, NVDR	Banks	3,000	10,668
Home Product Center PCL, NVDR	Specialty Retail	23,000	5,797
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	4,500	8,768
Kasikornbank PCL, NVDR	Banks	6,500	22,229
Krung Thai Bank PCL, NVDR	Banks	17,000	7,921
Land & Houses PCL, NVDR	Real Estate Management & Development	23,000	3,698
PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	7,500	31,065
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	45,500	40,296
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	5,000	7,221
Tisco Financial Group PCL, NVDR	Banks	2,000	5,205
TMBThanachart Bank PCL, NVDR	Banks	206,500	9,622

			183,814

Turkey 0.6%
Akbank TAS	Banks	2,020	3,946
Enka Insaat ve Sanayi AS	Construction & Engineering	4,100	5,148
Ford Otomotiv Sanayi AS	Automobiles	425	14,571
KOC Holding AS	Industrial Conglomerates	455	3,148
Tofas Turk Otomobil Fabrikasi AS	Automobiles	710	7,363
Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	5,235	26,428
Yapi ve Kredi Bankasi AS	Banks	16,735	17,254

			77,858

United Arab Emirates 3.3%
Abu Dhabi Commercial Bank PJSC	Banks	15,345	33,506
Abu Dhabi Islamic Bank PJSC	Banks	7,860	24,780
Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	14,420	13,309
ADNOC Drilling Co. PJSC	Energy Equipment & Services	9,045	10,097
Dubai Electricity & Water Authority PJSC	Multi-Utilities	47,370	28,373
Dubai Islamic Bank PJSC	Banks	14,975	23,402
Emaar Development PJSC	Real Estate Management & Development	4,390	9,562
Emaar Properties PJSC	Real Estate Management & Development	32,125	71,719
Emirates NBD Bank PJSC	Banks	12,195	54,783
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	18,195	79,755
Fertiglobe PLC	Chemicals	5,855	3,842
First Abu Dhabi Bank PJSC	Banks	22,925	77,769
Salik Co. PJSC	Transportation Infrastructure	9,630	8,809

			439,706

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

United States 0.1%
[b] JBS SA	Food Products	3,500	20,334

Total Common Stocks (Cost $12,702,323)			13,037,044

Preferred Stocks 2.2%
Brazil 1.4%
[e] Cia Energetica de Minas Gerais, 9.565%, pfd.	Electric Utilities	10,000	17,805
[e] Cia Paranaense de Energia - Copel, Class B, Class B, 3.548%, pfd.	Electric Utilities	3,500	5,860
[e] Gerdau SA, 6.055%, pfd.	Metals & Mining	7,470	24,719
[e] Itausa SA, 7.78%, pfd.	Banks	29,500	52,155
[e] Petroleo Brasileiro SA, 13.798%, pfd.	Oil, Gas & Consumable Fuels	13,500	92,480

Chile 0.1%			193,019

[e] Sociedad Quimica y Minera de Chile SA, Class B, 0.002%, pfd.	Electrical Equipment	200	8,057

Colombia 0.2%
[e] Bancolombia SA, 10.376%, pfd.	Banks	2,415	19,860
[e] Grupo Aval Acciones y Valores SA, 8.499%, pfd.	Banks	19,195	2,006
[e] Grupo de Inversiones Suramericana SA, 5.364%, pfd.	Financial Services	575	3,388

			25,254

Russia 0.0%
[c] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	162,582	—

South Korea 0.5%
[e] Hyundai Motor Co., 7.642%, pfd.	Automobiles	120	15,971
[e] Hyundai Motor Co., 7.664%, pfd.	Automobiles	75	9,905
[e] Hyundai Motor Co., 11.49%, pfd.	Automobiles	10	1,321
[e] Samsung Electronics Co. Ltd., 1.704%, pfd.	Technology Hardware, Storage & Peripherals	925	42,739
[e] Samsung Fire & Marine Insurance Co. Ltd., 5.747%, pfd.	Insurance	5	1,012

			70,948

Total Preferred Stocks (Cost $355,603)			297,278

Right 0.0%†
Brazil 0.0%†
[b] Localiza Rent a Car SA	Ground Transportation	25	41

Total Rights (Cost $0)			41

Total Investments (Cost $13,057,926) 99.7%			13,334,363
Other Assets, less Liabilities 0.3%			35,322

Net Assets 100.0%			$13,369,685

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $335,496, representing 2.5% of net assets.

bNon-income producing.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of was $0, representing 0.0% of net assets.

eVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	1	$54,410	9/20/24	$(77)

*As of period end.

Abbreviations

Selected Portfolio

GDR	–	Global Depositary Receipt

NVDR	–	Non-Voting Depositary Receipt

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Exponential Data ETF	Country	Shares	Value
Common Stocks 99.1%
Capital Markets 5.4%
FactSet Research Systems, Inc.	United States	190	$77,571
Moody’s Corp.	United States	82	34,516
MSCI, Inc.	United States	186	89,606
S&P Global, Inc.	United States	245	109,270

			310,963

Communications Equipment 4.6%
[a] Arista Networks, Inc.	United States	741	259,706

Electrical Equipment 0.4%
Vertiv Holdings Co., Class A	United States	288	24,932

Electronic Equipment, Instruments & Components 0.8%
[a] Keysight Technologies, Inc.	United States	346	47,315

Entertainment 0.5%
[a] Netflix, Inc.	United States	42	28,345

Health Care Equipment & Supplies 1.2%
[a] Dexcom, Inc.	United States	616	69,842

Interactive Media & Services 9.9%
Alphabet, Inc., Class A	United States	1,686	307,105
Meta Platforms, Inc., Class A	United States	497	250,597
[a] ZoomInfo Technologies, Inc., Class A	United States	602	7,688

			565,390

IT Services 13.1%
Accenture PLC, Class A	United States	279	84,652
[a] Akamai Technologies, Inc.	United States	272	24,502
[a] Cloudflare, Inc., Class A	United States	1,488	123,251
[a] Gartner, Inc.	United States	282	126,635
[a] Globant SA	United States	97	17,291
[a] MongoDB, Inc.	United States	869	217,215
[a] Snowflake, Inc., Class A	United States	1,146	154,813

			748,359

Media 2.1%
[a] Trade Desk, Inc., Class A	United States	1,200	117,204

Professional Services 0.7%
TransUnion	United States	183	13,571
Verisk Analytics, Inc.	United States	104	28,033

			41,604

Software 51.6%
[a] Adobe, Inc.	United States	41	22,777
[a] Confluent, Inc., Class A	United States	1,831	54,069
[a] Crowdstrike Holdings, Inc., Class A	United States	981	375,909
[a] Datadog, Inc., Class A	United States	2,331	302,307
[a] Fair Isaac Corp.	United States	182	270,936
[a] Fortinet, Inc.	United States	1,428	86,066
[a] Gitlab, Inc., Class A	United States	790	39,279
[a] HubSpot, Inc.	United States	167	98,495
Microsoft Corp.	United States	1,187	530,530
[a] Monday.com Ltd.	United States	631	151,920
[a] Palo Alto Networks, Inc.	United States	966	327,484
[a] Qualys, Inc.	United States	142	20,249
Salesforce, Inc.	United States	376	96,670
[a] SentinelOne, Inc., Class A	United States	3,211	67,592
[a] ServiceNow, Inc.	United States	397	312,308
[a] Sprinklr, Inc., Class A	United States	928	8,927
[a] Sprout Social, Inc., Class A	United States	195	6,958

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Trend Micro, Inc.	Japan	1,809	73,446
[a] Zscaler, Inc.	United States	502	96,479

			2,942,401

Specialized REITs 5.8%
Crown Castle, Inc.	United States	670	65,459
Equinix, Inc.	United States	272	205,795
SBA Communications Corp.	United States	293	57,516

			328,770

Wireless Telecommunication Services 3.0%
T-Mobile U.S., Inc.	United States	962	169,485

Total Common Stocks (Cost $4,935,337)			5,654,316

Total Investments before Short-Term Investments (Cost $4,935,337)			5,654,316

Short-Term Investments 1.0%
Money Market Funds 1.0%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	United States	56,265	56,265

Total Short-Term Investments (Cost $56,265)			56,265

Total Investments (Cost $4,991,602) 100.1%			5,710,581
Other Assets, less Liabilities (0.1)%			(8,066)

Net Assets 100.0%			$5,702,515

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

SBA	–	Small Business Administration

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Focused Growth ETF	Country	Shares	Value
Common Stocks 98.0%

Aerospace & Defense 1.0%
[a] Axon Enterprise, Inc.	United States	2,700	$794,448

Automobiles 2.4%
[a] Tesla, Inc.	United States	10,125	2,003,535

Broadline Retail 10.3%
[a] Amazon.com, Inc.	United States	39,260	7,586,995
[a] MercadoLibre, Inc.	Brazil	572	940,025

			8,527,020

Capital Markets 1.0%
Tradeweb Markets, Inc., Class A	United States	8,078	856,268

Consumer Staples Distribution & Retail 4.9%
Costco Wholesale Corp.	United States	4,750	4,037,452

Energy Equipment & Services 0.4%
Schlumberger NV	United States	7,176	338,564

Financial Services 3.7%
Mastercard, Inc., Class A	United States	6,860	3,026,357

Ground Transportation 1.3%
[a] Uber Technologies, Inc.	United States	14,460	1,050,953

Health Care Equipment & Supplies 3.8%
[a] IDEXX Laboratories, Inc.	United States	2,024	986,093
[a] Intuitive Surgical, Inc.	United States	4,845	2,155,298

			3,141,391

Interactive Media & Services 11.3%
Alphabet, Inc., Class A	United States	21,375	3,893,456
Meta Platforms, Inc., Class A	United States	10,762	5,426,416

			9,319,872

IT Services 1.3%
[a] Shopify, Inc., Class A	Canada	16,875	1,114,594

Life Sciences Tools & Services 2.8%
Danaher Corp.	United States	6,185	1,545,322
Thermo Fisher Scientific, Inc.	United States	1,350	746,550

			2,291,872

Metals & Mining 0.7%
Freeport-McMoRan, Inc.	United States	12,485	606,771

Pharmaceuticals 3.4%
Eli Lilly & Co.	United States	3,150	2,851,947

Semiconductors & Semiconductor Equipment 27.2%
[a] Advanced Micro Devices, Inc.	United States	6,317	1,024,680
Analog Devices, Inc.	United States	7,795	1,779,287
ASML Holding NV	Netherlands	3,485	3,564,214
NVIDIA Corp.	United States	117,000	14,454,180
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	9,481	1,647,893

			22,470,254

Software 22.5%
[a] Cadence Design Systems, Inc.	United States	10,350	3,185,212
[a] HubSpot, Inc.	United States	1,445	852,247
Intuit, Inc.	United States	2,025	1,330,850
Microsoft Corp.	United States	22,168	9,907,988

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] ServiceNow, Inc.	United States	4,160	3,272,547

			18,548,844

Total Common Stocks (Cost $45,225,854)			80,980,142

Total Investments before Short-Term Investments (Cost $45,225,854)			80,980,142

Short-Term Investments 2.0%
Money Market Funds 2.0%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	United States	1,644,192	1,644,192

Total Short-Term Investments (Cost $1,644,192)			1,644,192

Total Investments (Cost $46,870,046) 100.0%			82,624,334
Other Assets, less Liabilities (0.0)%†			(26,266)

Net Assets 100.0%			$82,598,068

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

ADR – American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
Common Stocks 99.8%
Cambodia 0.0%†
[a] NagaCorp Ltd.	Hotels, Restaurants & Leisure	6,000	$2,943

China 28.2%
360 Security Technology, Inc., Class A	Software	2,400	2,525
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	600	1,072
[a,b] 3SBio, Inc., Class A	Biotechnology	6,000	4,949
AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	2,500	9,830
Advanced Micro-Fabrication Equipment, Inc.
China, Class A	Semiconductors & Semiconductor Equipment	245	4,740
AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	400	1,100
AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	700	3,504
Agricultural Bank of China Ltd., Class A	Banks	22,800	13,616
Agricultural Bank of China Ltd., Class H	Banks	120,000	51,336
Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	2,655	3,753
[a] Air China Ltd., Class A	Passenger Airlines	2,400	2,426
[a] Air China Ltd., Class H	Passenger Airlines	10,000	4,649
Airtac International Group, Class A	Machinery	540	16,446
[a,b] Akeso, Inc.	Biotechnology	2,400	11,604
Alibaba Group Holding Ltd., Class A	Broadline Retail	64,800	585,137
Aluminum Corp. of China Ltd., Class A	Metals & Mining	3,600	3,762
Aluminum Corp. of China Ltd., Class H	Metals & Mining	16,000	10,923
An Hui Wenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	727
[a] Angang Steel Co. Ltd., Class A	Metals & Mining	1,800	523
Angel Yeast Co. Ltd., Class A	Food Products	600	2,295
[b] Angelalign Technology, Inc.	Health Care Equipment & Supplies	200	1,454
Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	600	702
Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,200	3,877
Anhui Conch Cement Co. Ltd., Class H	Construction Materials	4,500	10,721
Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	2,000	2,395
Anhui Gujing Distillery Co. Ltd., Class A	Beverages	100	2,891
Anhui Gujing Distillery Co. Ltd., Class B	Beverages	600	8,928
[a] Anhui Jianghuai Automobile Group Corp. Ltd., Class A	Automobiles	600	1,302
Anjoy Foods Group Co. Ltd., Class A	Food Products	100	1,018
ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	4,800	46,110
Autohome, Inc., ADR	Interactive Media & Services	228	6,259
AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	2,400	730
AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	6,000	2,697
Avicopter PLC, Class A	Aerospace & Defense	200	1,126
[a] BAIC BluePark New Energy Technology Co. Ltd., Class A	Automobiles	1,800	1,992
[b] BAIC Motor Corp. Ltd., Class H	Automobiles	9,000	2,306
[a] Baidu, Inc., Class A	Interactive Media & Services	8,400	91,721
Bank of Beijing Co. Ltd., Class A	Banks	6,000	4,799
Bank of Changsha Co. Ltd., Class A	Banks	1,200	1,344
Bank of China Ltd., Class A	Banks	13,200	8,353
Bank of China Ltd., Class H	Banks	318,000	156,813
Bank of Communications Co. Ltd., Class A	Banks	11,400	11,664
Bank of Communications Co. Ltd., Class H	Banks	30,000	23,555
Bank of Guiyang Co. Ltd., Class A	Banks	1,200	866
Bank of Hangzhou Co. Ltd., Class A	Banks	1,800	3,217
Bank of Jiangsu Co. Ltd., Class A	Banks	4,800	4,885
Bank of Nanjing Co. Ltd., Class A	Banks	3,000	4,269
Bank of Ningbo Co. Ltd., Class A	Banks	1,800	5,439
Bank of Shanghai Co. Ltd., Class A	Banks	4,200	4,176
Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	5,400	4,919
BBMG Corp., Class A	Construction Materials	2,400	450

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

BBMG Corp., Class H	Construction Materials	12,000	861
[a] BeiGene Ltd.	Biotechnology	2,400	26,498
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	2,400	881
[a] Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	8,000	2,644
Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	1,800	949
Beijing Enlight Media Co. Ltd., Class A	Entertainment	600	691
Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,000	6,712
[a] Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	600	305
Beijing Kingsoft Office Software, Inc., Class A	Software	218	6,793
Beijing New Building Materials PLC, Class A	Building Products	600	2,438
Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	1,200	689
Beijing Shiji Information Technology Co. Ltd., Class A	Software	600	471
[a] Beijing Shougang Co. Ltd., Class A	Metals & Mining	2,400	894
Beijing Sinnet Technology Co. Ltd., Class A	IT Services	600	694
Beijing Tiantan Biological Products Corp. Ltd., Class A	Biotechnology	720	2,406
Beijing Tongrentang Co. Ltd., Class A	Pharmaceuticals	600	3,140
Beijing Ultrapower Software Co. Ltd., Class A	IT Services	600	667
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	203	1,832
Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	1,200	1,451
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	7,800	5,737
[a] Bilibili, Inc., Class Z	Entertainment	1,080	17,554
Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	600	447
BOC Hong Kong Holdings Ltd.	Banks	13,500	41,586
BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	11,400	6,386
BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	3,600	1,176
[b] Budweiser Brewing Co. APAC Ltd., Class H	Beverages	6,600	7,777
BYD Co. Ltd., Class A	Automobiles	500	17,138
BYD Co. Ltd., Class H	Automobiles	3,750	111,433
BYD Electronic International Co. Ltd.	Communications Equipment	3,000	14,986
By-health Co. Ltd., Class A	Personal Care Products	600	1,114
C&D International Investment Group Ltd.	Real Estate Management & Development	3,000	5,579
Caitong Securities Co. Ltd., Class A	Capital Markets	1,200	1,086
[a] Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	150	4,082
[a] CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	774
CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	1,800	737
CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	1,522
[b] CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	42,000	18,506
Changchun High-Tech Industry Group Co. Ltd., Class A	Pharmaceuticals	100	1,257
Changjiang Securities Co. Ltd., Class A	Capital Markets	1,800	1,191
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	100	1,535
Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,399
Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	1,200	1,236
China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	600	707
[a,b] China Bohai Bank Co. Ltd., Class H	Banks	12,000	1,460
China Cinda Asset Management Co. Ltd., Class H	Capital Markets	36,000	2,997
China CITIC Bank Corp. Ltd., Class A	Banks	6,600	6,057
[a] China CITIC Bank Corp. Ltd., Class H	Banks	36,000	23,101
[a,b] China CITIC Financial Asset Management Co. Ltd., Class H	Capital Markets	60,000	2,690
China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	2,051
[a] China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	8,000	9,345
China Communications Services Corp. Ltd., Class H	Construction & Engineering	12,000	6,471
[a] China Conch Venture Holdings Ltd.	Construction & Engineering	6,000	5,595
China Construction Bank Corp., Class A	Banks	3,000	3,041

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

China Construction Bank Corp., Class H	Banks	354,000	261,621
China CSSC Holdings Ltd., Class A	Machinery	1,200	6,691
[a] China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	5,400	2,966
[a] China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	10,200	2,962
[a] China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	24,000	2,644
China Everbright Bank Co. Ltd., Class A	Banks	13,200	5,731
[a] China Everbright Bank Co. Ltd., Class H	Banks	12,000	3,735
[b] China Feihe Ltd.	Food Products	12,000	5,549
China Galaxy Securities Co. Ltd., Class A	Capital Markets	1,800	2,677
China Galaxy Securities Co. Ltd., Class H	Capital Markets	15,000	7,858
China Great Wall Securities Co. Ltd., Class A	Capital Markets	600	551
China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,200	1,438
[a] China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	600	783
China Hongqiao Group Ltd.	Metals & Mining	9,000	13,626
China International Capital Corp. Ltd., Class A	Capital Markets	300	1,217
[b] China International Capital Corp. Ltd., Class H	Capital Markets	4,800	5,343
China International Marine Containers Group Co. Ltd., Class A	Machinery	600	761
China International Marine Containers Group Co. Ltd., Class H	Machinery	3,000	2,705
China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	24,000	1,906
China Jushi Co. Ltd., Class A	Construction Materials	1,200	1,816
China Lesso Group Holdings Ltd.	Building Products	6,000	2,398
China Life Insurance Co. Ltd., Class H	Insurance	30,000	42,421
[a,b] China Literature Ltd., Class A	Media	1,200	3,866
China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	12,000	10,790
China Medical System Holdings Ltd.	Pharmaceuticals	6,000	5,087
China Merchants Bank Co. Ltd., Class A	Banks	5,400	25,288
China Merchants Bank Co. Ltd., Class H	Banks	14,500	65,838
[a] China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	3,472
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	1,800	2,924
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	5,100	7,590
China Merchants Securities Co. Ltd., Class A	Capital Markets	2,400	4,573
[b] China Merchants Securities Co. Ltd., Class H	Capital Markets	1,200	948
[a] China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	2,400	2,890
[a] China Minsheng Banking Corp. Ltd., Class A	Banks	10,200	5,295
China Minsheng Banking Corp. Ltd., Class H	Banks	24,000	8,300
China National Building Material Co. Ltd., Class H	Construction Materials	19,500	6,993
[a] China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	1,800	2,032
China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	4,800	7,008
[a] China National Software & Service Co. Ltd., Class A	Software	260	1,066
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	1,200	2,827
China Oilfield Services Ltd., Class A	Energy Equipment & Services	600	1,414
China Oilfield Services Ltd., Class H	Energy Equipment & Services	8,000	7,685
China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	15,000	26,014
[a] China Pacific Insurance Group Co. Ltd., Class A	Insurance	1,800	6,869
China Pacific Insurance Group Co. Ltd., Class H	Insurance	9,600	23,436
China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	11,400	9,868
China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	96,000	62,218
China Railway Group Ltd., Class A	Construction & Engineering	6,000	5,358
China Railway Group Ltd., Class H	Construction & Engineering	12,000	6,624
China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	2,000	1,644
[b] China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	6,000	2,582
China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	600	2,083

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] China Reinsurance Group Corp., Class H	Insurance	24,000	1,752
China Resources Building Materials Technology Holdings Ltd.	Construction Materials	12,000	2,121
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	1,609
China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	395	2,026
[b] China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	2,400	7,946
[b] China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	6,000	4,450
China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	7,200	22,087
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	360	2,100
[a] China Ruyi Holdings Ltd.	Entertainment	24,000	6,455
China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	10,939
China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	12,000	55,255
China South Publishing & Media Group Co. Ltd., Class A	Media	600	1,021
[a] China Southern Airlines Co. Ltd., Class A	Passenger Airlines	3,600	2,904
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	600	362
China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	12,600	9,164
China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	2,720
China Taiping Insurance Holdings Co. Ltd.	Insurance	6,000	6,133
China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	7,200	4,300
China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	600	5,136
[b] China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	600	3,677
[b] China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	180,000	23,286
China Travel International Investment Hong Kong Ltd., Class A	Hotels, Restaurants & Leisure	12,000	1,783
China United Network Communications Ltd., Class A	Wireless Telecommunication Services	8,400	5,408
China Vanke Co. Ltd., Class A	Real Estate Management & Development	3,000	2,848
China Vanke Co. Ltd., Class H	Real Estate Management & Development	9,000	5,360
China XD Electric Co. Ltd., Class A	Electrical Equipment	1,200	1,321
China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,600	26,144
China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	200	1,138
China Zheshang Bank Co. Ltd., Class A	Banks	2,400	907
Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	600	1,220
Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	2,400	4,415
Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	7,200	3,384
Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	1,200	825
Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	6,000	2,943
[a] Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	700	2,687
Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	7,200	7,793
CITIC Ltd., Class B	Industrial Conglomerates	24,000	21,825
Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	1,480	2,751
CITIC Securities Co. Ltd., Class A	Capital Markets	3,600	8,989
CITIC Securities Co. Ltd., Class H	Capital Markets	6,000	8,838
CMOC Group Ltd., Class A	Metals & Mining	3,000	3,493
CMOC Group Ltd., Class H	Metals & Mining	18,000	16,461
CMST Development Co. Ltd., Class A	Air Freight & Logistics	1,200	791
CNGR Advanced Material Co. Ltd., Class A	Chemicals	180	764
CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	1,800	1,016
CNPC Capital Co. Ltd., Class A	Banks	1,200	907

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	1,200	29,591
COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	3,000	1,060
COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	12,000	1,737
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	2,566
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	7,793
COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	4,200	8,911
COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	10,500	18,371
[a,c] Country Garden Holdings Co. Ltd.	Real Estate Management & Development	72,000	4,473
Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	9,000	5,556
CRRC Corp. Ltd., Class A	Machinery	7,200	7,406
CRRC Corp. Ltd., Class H	Machinery	18,000	11,620
CSC Financial Co. Ltd., Class A	Capital Markets	1,800	4,744
[b] CSC Financial Co. Ltd., Class H	Capital Markets	3,000	2,225
CSG Holding Co. Ltd., Class B	Construction Materials	4,800	1,586
CSPC Innovation Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	2,073
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	36,000	28,680
[a] Dada Nexus Ltd., Class A, ADR	Consumer Staples Distribution & Retail	354	446
Daqin Railway Co. Ltd., Class A	Ground Transportation	4,800	4,707
[a] Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	198	2,891
Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	989
Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	12,000	2,567
DHC Software Co. Ltd., Class A	IT Services	1,200	743
Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	200	1,715
Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	600	1,516
Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	1,200	1,912
[a] Dongfeng Motor Group Co. Ltd., Class H	Automobiles	9,000	2,571
Dongxing Securities Co. Ltd., Class A	Capital Markets	600	654
[a,b] East Buy Holding Ltd.	Consumer Staples Distribution & Retail	2,500	4,041
East Money Information Co. Ltd., Class A	Capital Markets	4,200	6,075
Ecovacs Robotics Co. Ltd., Class A	Household Durables	200	1,292
ENN Energy Holdings Ltd.	Gas Utilities	3,000	24,727
ENN Natural Gas Co. Ltd., Class A	Gas Utilities	600	1,709
[a] Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	200	2,891
[b] ESR Group Ltd., Class H	Real Estate Management & Development	9,600	12,616
Eve Energy Co. Ltd., Class A	Electrical Equipment	600	3,281
Everbright Securities Co. Ltd., Class A	Capital Markets	1,200	2,403
[a] Everdisplay Optronics Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,000	814
[a] Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	1,200	708
FAW Jiefang Group Co. Ltd.	Machinery	600	643
Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	400	871
First Capital Securities Co. Ltd., Class A	Capital Markets	1,200	837
Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,652
Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	2,000	2,946
Focus Media Information Technology Co. Ltd., Class A	Media	4,200	3,486
Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	1,200	5,666
Fosun International Ltd.	Industrial Conglomerates	6,000	3,228
Founder Securities Co. Ltd., Class A	Capital Markets	2,400	2,541
Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,600	13,511
Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	958
Fujian Sunner Development Co. Ltd., Class A	Food Products	600	1,121
Full Truck Alliance Co. Ltd., ADR	Ground Transportation	2,550	20,502
Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	600	3,937
[b] Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	2,400	13,941
GalaxyCore, Inc., Class A	Semiconductors & Semiconductor Equipment	1,200	1,990

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	600	2,355
[b] Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	1,800	3,509
[a] GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	478
[a] GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	78,000	11,589
GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	4,800	3,938
[a] GDS Holdings Ltd., Class A	IT Services	2,400	2,868
GEM Co. Ltd., Class A	Metals & Mining	1,200	1,047
Gemdale Corp., Class A	Real Estate Management & Development	1,200	559
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	6,000	6,394
GF Securities Co. Ltd., Class A	Capital Markets	1,800	3,000
GF Securities Co. Ltd., Class H	Capital Markets	3,600	2,983
[b] Giant Biogene Holding Co. Ltd.	Personal Care Products	1,200	7,047
Giant Network Group Co. Ltd., Class A	Entertainment	600	776
[a] GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	400	5,239
GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	1,200	3,207
Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	600	552
Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	2,400	978
Gotion High-tech Co. Ltd., Class A	Electrical Equipment	600	1,574
[a] Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	1,200	385
Great Wall Motor Co. Ltd., Class A	Automobiles	1,200	4,158
Great Wall Motor Co. Ltd., Class H	Automobiles	9,000	13,879
Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	1,200	6,446
[a] Greenland Holdings Corp. Ltd., Class A	Real Estate Management & Development	3,000	555
Greentown China Holdings Ltd.	Real Estate Management & Development	6,000	4,719
GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	600	860
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	419
Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	417
Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	3,600	968
Guangdong Haid Group Co. Ltd., Class A	Food Products	600	3,867
Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	1,200	1,157
Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	1,652
[a] Guangshen Railway Co. Ltd., Class A	Ground Transportation	1,800	799
Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,261
Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	600	920
Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	1,200	1,272
Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	12,000	4,242
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	600	2,410
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	1,000	2,645
Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	600	851
Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	600	1,443
Guizhou Panjiang Refined Coal Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	494
[a] Guolian Securities Co. Ltd., Class A	Capital Markets	600	792
Guosen Securities Co. Ltd., Class A	Capital Markets	1,800	2,142
[a] Guosheng Financial Holding, Inc., Class A	Capital Markets	600	696
Guotai Junan Securities Co. Ltd., Class A	Capital Markets	2,400	4,454
[b] Guotai Junan Securities Co. Ltd., Class H	Capital Markets	2,400	2,382
Guoyuan Securities Co. Ltd., Class A	Capital Markets	1,200	996
H World Group Ltd.	Hotels, Restaurants & Leisure	7,200	23,977
[b] Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	6,000	10,790
Haier Smart Home Co. Ltd., Class A	Household Durables	1,800	6,997
Haier Smart Home Co. Ltd., Class H	Household Durables	8,400	28,081
[a] Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	12,000	1,677
[a] Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	3,000	1,290
Haitian International Holdings Ltd.	Machinery	2,000	5,687
Haitong Securities Co. Ltd., Class A	Capital Markets	3,000	3,517
Haitong Securities Co. Ltd., Class H	Capital Markets	14,400	6,695

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Hang Zhou Great Star Industrial Co. Ltd., Class A	Household Durables	400	1,353
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	1,200	1,193
Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	634	1,277
Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	600	1,816
[a] Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,439
Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	300	1,997
[b] Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	600	2,121
Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	600	1,709
[b] Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	3,000	6,271
Heilongjiang Agriculture Co. Ltd., Class A	Food Products	600	1,026
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	600	1,663
Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	1,200	3,907
Hengan International Group Co. Ltd.	Personal Care Products	2,700	8,231
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,025
Hengli Petrochemical Co. Ltd., Class A	Chemicals	1,200	2,293
Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	600	1,296
Hengyi Petrochemical Co. Ltd., Class A	Chemicals	1,200	1,165
Hesteel Co. Ltd., Class A	Metals & Mining	3,600	957
Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	2,000	6,583
Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	200	2,841
HLA Group Corp. Ltd., Class A	Specialty Retail	1,200	1,519
Hongta Securities Co. Ltd., Class A	Capital Markets	600	528
[a] Hopson Development Holdings Ltd.	Real Estate Management & Development	4,200	1,926
[a] Horizon Construction Development Ltd.	Trading Companies & Distributors	1,296	249
[a] Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	200	1,280
[b] Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	2,000	5,648
Huaan Securities Co. Ltd., Class A	Capital Markets	1,200	692
Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	2,281
Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	6,000	3,635
Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	600	2,285
[a] Huafon Chemical Co. Ltd., Class A	Chemicals	1,200	1,178
Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,460
Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	600	1,376
Hualan Biological Engineering, Inc., Class A	Biotechnology	600	1,298
Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	1,800	2,658
[a] Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	1,800	2,372
[a] Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	18,000	13,349
Huatai Securities Co. Ltd., Class A	Capital Markets	2,400	4,073
[b] Huatai Securities Co. Ltd., Class H	Capital Markets	4,800	5,306
Huaxia Bank Co. Ltd., Class A	Banks	4,800	4,208
Huaxin Cement Co. Ltd., Class H	Construction Materials	1,200	1,159
Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,200	2,692
Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,482
Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	600	1,568
Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	200	2,386
Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	600	1,411
Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,400	1,456
Hundsun Technologies, Inc., Class A	Software	600	1,451
[a] HUTCHMED China Ltd.	Pharmaceuticals	2,000	7,045
[a,b] Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	1,200	4,327
Hygon Information Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	5,779
IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	600	2,989
Iflytek Co. Ltd., Class A	Software	600	3,530
Imeik Technology Development Co. Ltd., Class A	Biotechnology	140	3,300
Industrial & Commercial Bank of China Ltd., Class A	Banks	20,400	15,927

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Industrial & Commercial Bank of China Ltd., Class H	Banks	300,000	178,292
[a] Industrial Bank Co. Ltd., Class A	Banks	5,400	13,032
Industrial Securities Co. Ltd., Class A	Capital Markets	2,400	1,663
[a] Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	11,400	2,186
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	600	1,734
Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,400	2,002
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	2,400	1,213
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,144
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	1,800	6,371
Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	4,200	7,543
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	1,200	1,136
[a,b] Innovent Biologics, Inc., Class B	Biotechnology	6,000	28,281
[a] iQIYI, Inc., ADR	Entertainment	1,788	6,562
[a] IRICO Display Devices Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,119
Isoftstone Information Technology Group Co. Ltd., Class A	IT Services	600	2,894
JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,136	1,743
Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	200	745
JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,606
[a,b] JD Health International, Inc.	Consumer Staples Distribution & Retail	4,200	11,431
[a,b] JD Logistics, Inc.	Air Freight & Logistics	6,600	7,084
JD.com, Inc., Class A	Broadline Retail	9,300	123,049
Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	1,200	1,310
Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	600	1,035
[a] Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	6,402
Jiangsu Financial Leasing Co. Ltd., Class A	Financial Services	1,200	830
Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	496	3,165
[a] Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	1,800	9,482
Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	600	3,797
Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	600	515
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	600	901
Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	600	6,635
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	300	1,545
Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	1,200	2,605
Jiangxi Copper Co. Ltd., Class A	Metals & Mining	600	1,946
Jiangxi Copper Co. Ltd., Class H	Metals & Mining	5,000	9,978
[a] Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	600	670
Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	600	856
[a,d] Jinke Smart Services Group Co. Ltd., Class H	Real Estate Management & Development	1,200	1,136
Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	1,750
[b] Jinxin Fertility Group Ltd.	Health Care Providers & Services	9,000	3,205
[b] Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	3,600	1,867
Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	551
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	600	918
[b] Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	600	576
Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	1,606	1,073
JOYY, Inc., ADR	Interactive Media & Services	102	3,069
Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	600	903
[a] J-Yuan Trust Co. Ltd., Class A	Capital Markets	3,000	1,114
Kanzhun Ltd., ADR	Interactive Media & Services	1,242	23,362
KE Holdings, Inc., ADR	Real Estate Management & Development	2,406	34,045
[a] Keda Industrial Group Co. Ltd., Class A	Machinery	600	693
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	7,063

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Kingdee International Software Group Co. Ltd.	Software	12,000	11,251
Kingnet Network Co. Ltd., Class A	Entertainment	600	785
Kingsoft Corp. Ltd.	Entertainment	3,600	10,398
[a,b] Kuaishou Technology, Class B	Interactive Media & Services	10,800	63,839
[a] Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	600	1,426
Kunlun Tech Co. Ltd., Class A	Entertainment	600	2,650
Kweichow Moutai Co. Ltd., Class A	Beverages	350	70,346
Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	1,200	4,408
LB Group Co. Ltd., Class A	Chemicals	600	1,526
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	1,775
[b] Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	2,400	1,808
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	30,000	42,344
Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,800	4,499
Leo Group Co. Ltd., Class A	Media	1,800	353
Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	600	1,220
Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	370
[a] Li Auto, Inc., Class A	Automobiles	4,200	37,818
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	9,000	19,482
Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	5,400	910
Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	2,400	2,341
Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	200	1,019
Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	600	1,975
[b] Longfor Group Holdings Ltd.	Real Estate Management & Development	9,000	12,357
[a] LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	4,609
Lufax Holding Ltd., ADR	Consumer Finance	732	1,735
Luxi Chemical Group Co. Ltd., Class A	Chemicals	600	952
[a] Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,400	12,922
[a,b] Luye Pharma Group Ltd.	Pharmaceuticals	9,000	3,112
Luzhou Laojiao Co. Ltd., Class A	Beverages	400	7,862
Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	1,800	498
Mango Excellent Media Co. Ltd., Class A	Entertainment	600	1,718
Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	260	2,768
Meihua Holdings Group Co. Ltd., Class A	Chemicals	1,200	1,647
[a] Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	1,200	621
[a,b] Meituan, Class B	Hotels, Restaurants & Leisure	20,400	290,294
Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	4,800	2,038
Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	12,000	2,459
[a] Microport Scientific Corp.	Health Care Equipment & Supplies	3,600	2,430
[a] Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	600	776
MINISO Group Holding Ltd.	Broadline Retail	1,200	5,756
Minmetals Capital Co. Ltd., Class A	Capital Markets	1,200	666
[a] Minth Group Ltd.	Automobile Components	3,000	4,665
[a] MMG Ltd.	Metals & Mining	12,000	4,580
Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	306	2,396
Muyuan Foods Co. Ltd., Class A	Food Products	1,596	9,531
Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	1,800	1,228
Nanjing Securities Co. Ltd., Class A	Capital Markets	1,200	1,262
NARI Technology Co. Ltd., Class A	Electrical Equipment	2,400	8,205
[a] National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	2,270
NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	8,763
[a] NavInfo Co. Ltd., Class A	Software	600	511
NetEase, Inc.	Entertainment	6,900	131,771
New China Life Insurance Co. Ltd., Class A	Insurance	600	2,468
New China Life Insurance Co. Ltd., Class H	Insurance	3,000	5,725
[a] New Hope Liuhe Co. Ltd., Class A	Food Products	1,200	1,502
[a] New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	6,000	45,880
Newland Digital Technology Co. Ltd., Class A	Software	600	1,143
[a] Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	2,498
[a] Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	600	2,171
Ningbo Deye Technology Co. Ltd., Class A	Machinery	80	815
Ningbo Joyson Electronic Corp., Class A	Automobile Components	600	1,218
Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	200	1,337
Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	400	1,918

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Ningbo Shanshan Co. Ltd., Class A	Chemicals	600	667
Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	600	4,406
Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	1,800	838
[a] Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	600	1,424
[a] NIO, Inc., Class A	Automobiles	5,160	22,504
[b] Nongfu Spring Co. Ltd., Class H	Beverages	6,000	28,473
Northeast Securities Co. Ltd., Class A	Capital Markets	600	459
Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	1,200	971
[a] OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	1,284
ORG Technology Co. Ltd., Class A	Containers & Packaging	600	342
Orient Securities Co. Ltd., Class A	Capital Markets	1,800	1,874
[b] Orient Securities Co. Ltd., Class H	Capital Markets	2,400	941
[a] Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	675
[a] Ourpalm Co. Ltd., Class A	Entertainment	1,200	685
[a] Pacific Securities Co. Ltd., Class A	Capital Markets	1,800	752
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	2,400	822
[a] PDD Holdings, Inc., ADR	Broadline Retail	2,694	358,167
People.cn Co. Ltd., Class A	Media	600	1,643
People’s Insurance Co. Group of China Ltd., Class A	Insurance	3,000	2,116
[a] People’s Insurance Co. Group of China Ltd., Class H	Insurance	30,000	10,298
PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	7,200	10,177
PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	80,000	80,949
Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	600	1,527
[b] Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	1,200	1,299
[a] PICC Property & Casualty Co. Ltd., Class H	Insurance	24,000	29,818
Ping An Bank Co. Ltd., Class A	Banks	5,400	7,507
[a,b] Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	2,400	3,517
Ping An Insurance Group Co. of China Ltd., Class A	Insurance	3,000	16,995
Ping An Insurance Group Co. of China Ltd., Class H	Insurance	24,000	108,820
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	600	920
[a] Polaris Bay Group Co. Ltd., Class A	Capital Markets	600	486
[a] Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	3,000	3,600
[d] Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	600	2,221
[b] Pop Mart International Group Ltd.	Specialty Retail	2,400	11,758
Postal Savings Bank of China Co. Ltd., Class A	Banks	6,600	4,583
[b] Postal Savings Bank of China Co. Ltd., Class H	Banks	42,000	24,638
Power Construction Corp. of China Ltd., Class A	Construction & Engineering	4,800	3,675
Qifu Technology, Inc., ADR	Consumer Finance	456	8,997
Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	600	1,654
[a] Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	1,800	4,302
[a,b] Remegen Co. Ltd., Class H	Biotechnology	500	1,569
RLX Technology, Inc., ADR	Tobacco	3,396	6,249
Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	2,450	3,242
SAIC Motor Corp. Ltd., Class A	Automobiles	2,400	4,556
Sailun Group Co. Ltd., Class A	Automobile Components	1,200	2,301
Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	2,890
Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	5,000	3,112
Sany Heavy Industry Co. Ltd., Class A	Machinery	2,400	5,424
Satellite Chemical Co. Ltd., Class A	Chemicals	1,200	2,955
[a] SDIC Capital Co. Ltd., Class A	Capital Markets	1,800	1,393
SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	4,497
Sealand Securities Co. Ltd., Class A	Capital Markets	1,800	717
[a] Seazen Group Ltd.	Real Estate Management & Development	12,000	2,090
[a] Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	600	729
[a,b] SenseTime Group, Inc., Class B	Software	84,000	14,202
[a] Seres Group Co. Ltd., Class A	Automobiles	400	4,992
SF Holding Co. Ltd., Class A	Air Freight & Logistics	1,200	5,866

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	195	2,211
Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,400	8,471
Shaanxi Energy Investment Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	948
Shaanxi International Trust Co. Ltd., Class A	Capital Markets	1,800	678
[a] Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	1,637
[a] Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	3,000	565
Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	1,200	4,500
[b] Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	3,000	5,971
Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	600	727
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	600	2,189
Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	600	946
Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	3,600	1,879
Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	600	1,146
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	9,600	4,574
[a] Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	744
Shanghai Baosight Software Co. Ltd., Class A	Software	792	3,464
Shanghai Baosight Software Co. Ltd., Class B	Software	2,880	4,663
Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	1,800	530
[a] Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	2,400	1,216
[a] Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	12,000	2,352
Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	600	813
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	600	1,820
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	3,000	5,080
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	1,000	1,557
Shanghai Huayi Group Co. Ltd., Class B	Chemicals	1,200	487
[a] Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	600	2,650
Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	3,000	2,375
[a] Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	600	809
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	Real Estate Management & Development	1,200	1,066
[a] Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	600	749
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., Class A	Real Estate Management & Development	600	725
Shanghai Lujiazui Finance & Trade Zone
Development Co. Ltd., Class B	Real Estate Management & Development	4,800	1,886
Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	1,200	1,022
Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	200	1,102
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	1,200	3,141
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	3,000	4,511
Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	8,400	9,469
Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	600	1,161
Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	1,800	1,928
Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	1,200	1,105
Shanghai Stonehill Technology Co. Ltd., Class A	Software	1,200	413
Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	1,200	1,073
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	1,200	882
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,200	846

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	600	1,519
[a] Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	4,200	823
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	2,751
Shanxi Coal International Energy Group Co. Ltd., Class A	Trading Companies & Distributors	600	1,201
[a] Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	2,542
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	2,980
[a] Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	1,200	782
Shanxi Securities Co. Ltd., Class A	Capital Markets	1,200	773
[a] Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	1,800	833
[a] Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	400	11,554
Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,451
Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	600	708
Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,731
Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	6,600	3,896
[a,b] Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	4,800	910
Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	600	525
Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	1,200
Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	2,000	1,865
Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	600	549
Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	700	4,919
Shenzhen International Holdings Ltd.	Transportation Infrastructure	6,000	4,788
Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,243
Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	680	1,454
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	300	11,954
Shenzhen MTC Co. Ltd., Class A	Household Durables	1,800	1,186
[a] Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	2,400	671
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	300	1,094
Shenzhen SED Industry Co. Ltd., Class A	Construction & Engineering	600	1,231
Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	400	1,073
Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	374	3,921
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	600	372
[a] Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	1,200	697
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	29,376
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	620	1,302
[a] Siasun Robot & Automation Co. Ltd., Class A	Machinery	600	800
Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,200	3,082
[a] Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	3,000	678
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	2,493
[a] Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	1,800	1,945
Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	400	3,665
Silergy Corp.	Semiconductors & Semiconductor Equipment	1,200	17,089
[a] Sinolink Securities Co. Ltd., Class A	Capital Markets	1,200	1,241
Sinoma International Engineering Co., Class A	Construction & Engineering	600	991
Sinoma Science & Technology Co. Ltd., Class A	Chemicals	600	1,060
Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	6,000	4,150
[a] Sinopec Oilfield Service Corp., Class A	Energy Equipment & Services	1,200	286
[a] Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	1,800	643
[a] Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	12,000	1,691
Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	4,800	12,757
Sinotrans Ltd., Class A	Air Freight & Logistics	1,200	925

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Sinotrans Ltd., Class H	Air Freight & Logistics	6,000	2,920
Sinotruk Hong Kong Ltd.	Machinery	3,000	7,800
SITC International Holdings Co. Ltd.	Marine Transportation	5,000	13,577
Skshu Paint Co. Ltd., Class A	Chemicals	140	696
[b] Smoore International Holdings Ltd.	Tobacco	6,960	8,442
Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	600	660
SooChow Securities Co. Ltd., Class A	Capital Markets	1,200	970
Southwest Securities Co. Ltd., Class A	Capital Markets	2,400	1,177
[a] Spring Airlines Co. Ltd., Class A	Passenger Airlines	200	1,543
StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	140	1,651
Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	9,000	1,718
Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	660	5,608
Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,400	14,832
Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	600	1,247
SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	358	1,849
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,701
Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	140	1,696
[a] TAL Education Group, ADR	Diversified Consumer Services	1,500	16,005
[a] Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	600	334
TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	1,800	1,159
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	600	413
TBEA Co. Ltd., Class A	Electrical Equipment	1,420	2,698
TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	5,400	3,195
[a] TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,422
Tencent Holdings Ltd.	Interactive Media & Services	24,000	1,144,760
Tencent Music Entertainment Group, ADR	Entertainment	2,400	33,720
Thunder Software Technology Co. Ltd., Class A	Software	200	1,249
Tian Di Science & Technology Co. Ltd., Class A	Machinery	1,200	1,132
[a] Tianfeng Securities Co. Ltd., Class A	Capital Markets	2,400	717
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,200	501
[a] Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	598
Tianqi Lithium Corp., Class A	Chemicals	600	2,458
Tianqi Lithium Corp., Class H	Chemicals	800	2,295
Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	600	666
TianShan Material Co. Ltd., Class A	Construction Materials	600	444
Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	1,340
Tingyi Cayman Islands Holding Corp.	Food Products	6,000	7,232
[a] Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	600	735
[d] Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	4,800	9,554
TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	1,840
[a] Tongkun Group Co. Ltd., Class A	Chemicals	600	1,312
Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	3,600	1,780
Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	3,141
[a] Topchoice Medical Corp., Class A	Health Care Providers & Services	100	740
[b] Topsports International Holdings Ltd.	Specialty Retail	12,000	6,379
TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	5,000	5,866
Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	2,781
[a] Trip.com Group Ltd.	Hotels, Restaurants & Leisure	2,000	95,960
[a] Tsinghua Tongfang Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,200	837
Tsingtao Brewery Co. Ltd., Class A	Beverages	400	3,987
[a] Tsingtao Brewery Co. Ltd., Class H	Beverages	2,400	16,016
[a] Tuya, Inc., ADR	Software	864	1,477
Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	319	2,298
Uni-President China Holdings Ltd.	Food Products	5,000	4,566
Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,837
Vipshop Holdings Ltd., ADR	Broadline Retail	1,308	17,030
Walvax Biotechnology Co. Ltd., Class A	Biotechnology	600	935

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Wanda Film Holding Co. Ltd., Class A	Entertainment	600	994
Wangsu Science & Technology Co. Ltd., Class A	IT Services	600	649
Wanhua Chemical Group Co. Ltd., Class A	Chemicals	800	8,860
Want Want China Holdings Ltd.	Food Products	18,000	10,882
Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	1,200	733
Weibo Corp., ADR	Interactive Media & Services	300	2,304
Weichai Power Co. Ltd., Class A	Machinery	1,800	4,004
Weichai Power Co. Ltd., Class H	Machinery	8,000	15,309
Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	600	895
Wens Foodstuffs Group Co. Ltd., Class A	Food Products	1,800	4,887
Western Mining Co. Ltd., Class A	Metals & Mining	600	1,475
Western Securities Co. Ltd., Class A	Capital Markets	1,200	1,017
Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	600	8,166
[a] Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	2,322
Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	600	485
[a] Wintime Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,000	970
Wuchan Zhongda Group Co. Ltd., Class A	Distributors	1,800	1,070
Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	968
[a] Wuliangye Yibin Co. Ltd., Class A	Beverages	1,200	21,045
WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	3,000
WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	800	4,294
[b] WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	1,200	4,488
[a,b] Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	14,440	21,344
[a] XCMG Construction Machinery Co. Ltd., Class A	Machinery	3,600	3,526
Xiamen C & D, Inc., Class A	Trading Companies & Distributors	600	734
Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	600	589
Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	600	1,418
Xiangcai Co. Ltd., Class A	Real Estate Management & Development	600	490
[a,b] Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	55,200	116,517
Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	1,800	858
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	16,500	8,306
[a] XPeng, Inc., Class A	Automobiles	4,800	18,167
Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	1,848
Xuji Electric Co. Ltd., Class A	Electrical Equipment	400	1,885
[b] Yadea Group Holdings Ltd.	Automobiles	4,200	5,310
[a,c] Yango Group Co. Ltd., Class A	Real Estate Management & Development	2,100	—
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	10,200	18,515
Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,200	3,736
Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	11,700	16,724
Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	1,200	1,446
Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	420	2,115
Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	316	1,063
Yihai International Holding Ltd.	Food Products	2,000	3,356
Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	600	2,248
Yintai Gold Co. Ltd., Class A	Metals & Mining	900	2,008
[a] Yonghui Superstores Co. Ltd., Class A	Consumer Staples Distribution & Retail	2,400	815
[a] Yonyou Network Technology Co. Ltd., Class A	Software	1,200	1,644
Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	1,200	1,170
YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	1,200	2,572
[a] Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	600	808
Yuexiu Property Co. Ltd.	Real Estate Management & Development	6,000	3,919
Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	1,500	46,379
Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	1,200	2,221
Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	600	4,204
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	Metals & Mining	1,200	878
Yunnan Copper Co. Ltd., Class A	Metals & Mining	600	1,024
Yunnan Energy New Material Co. Ltd., Class A	Chemicals	400	1,734
Yunnan Tin Co. Ltd., Class A	Metals & Mining	600	1,273
Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	600	1,596
Yutong Bus Co. Ltd., Class A	Machinery	600	2,120
[a] Zai Lab Ltd.	Biotechnology	3,600	6,179

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	200	5,675
Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	6,000	10,067
Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	1,800	688
[a] Zhejiang Century Huatong Group Co. Ltd., Class A	Entertainment	2,400	1,128
Zhejiang China Commodities City Group Co. Ltd., Class A	Broadline Retail	1,800	1,829
Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	600	1,566
Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	1,395
Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,200	2,541
Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	4,050
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	600	1,401
Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	600	1,819
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,361
Zhejiang Juhua Co. Ltd., Class A	Chemicals	1,200	3,966
[a,b] Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	2,400	8,238
Zhejiang Longsheng Group Co. Ltd., Class A	Chemicals	1,200	1,412
Zhejiang NHU Co. Ltd., Class A	Chemicals	1,200	3,156
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	600	1,568
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	600	1,088
Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	600	1,267
[a] Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,400	2,337
Zhengzhou Coal Mining Machinery Group Co.
Ltd., Class A	Machinery	600	1,216
[a,b] ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	3,000	5,218
Zhongji Innolight Co. Ltd., Class A	Communications Equipment	280	5,288
Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	1,200	2,433
Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	600	593
Zhongsheng Group Holdings Ltd.	Specialty Retail	3,000	4,388
Zhongtai Securities Co. Ltd., Class A	Capital Markets	600	466
[a] Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	600	534
[a] Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	1,800	7,101
Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	600	530
Zijin Mining Group Co. Ltd., Class A	Metals & Mining	5,400	12,995
Zijin Mining Group Co. Ltd., Class H	Metals & Mining	22,000	46,438
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	2,400	2,525
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	6,000	3,881
[a] ZTE Corp., Class A	Communications Equipment	1,200	4,597
[a] ZTE Corp., Class H	Communications Equipment	2,400	5,312

			7,773,245

Hong Kong 4.7%
AIA Group Ltd.	Insurance	42,800	290,545
[a] Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	24,000	9,622
[a] Alibaba Pictures Group Ltd., Class A	Entertainment	60,000	3,189
ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	16,738
Bank of East Asia Ltd., Class A	Banks	4,800	6,099
Beijing Enterprises Water Group Ltd., Class A	Water Utilities	12,000	3,689
Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	14,000	8,733
Cathay Pacific Airways Ltd., Class A	Passenger Airlines	4,000	4,094
Champion REIT, Class A	Office REITs	6,000	1,207
China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	12,000	6,025
China Everbright Ltd., Class A	Capital Markets	4,000	2,024
China Gas Holdings Ltd., Class A	Gas Utilities	10,800	9,683
China Mengniu Dairy Co. Ltd., Class B	Food Products	12,000	21,518
China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	18,000	9,337

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

China Resources Beer Holdings Co. Ltd., Class A	Beverages	6,000	20,173
China Resources Gas Group Ltd., Class A	Gas Utilities	3,600	12,611
China Resources Land Ltd., Class H	Real Estate Management & Development	10,800	36,727
China State Construction International Holdings Ltd., Class A	Construction & Engineering	8,000	10,923
[a] China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	12,000	5,579
CK Asset Holdings Ltd.	Real Estate Management & Development	7,200	26,974
CK Infrastructure Holdings Ltd., Class A	Electric Utilities	2,400	13,556
CLP Holdings Ltd.	Electric Utilities	6,000	48,493
COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	6,000	4,142
DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	1,200	2,280
Far East Horizon Ltd.	Financial Services	6,000	3,904
Geely Automobile Holdings Ltd.	Automobiles	21,000	23,643
Guangdong Investment Ltd.	Water Utilities	12,000	7,024
Hang Lung Group Ltd.	Real Estate Management & Development	3,000	3,266
Hang Lung Properties Ltd.	Real Estate Management & Development	7,000	5,971
Hang Seng Bank Ltd.	Banks	3,000	38,579
Henderson Land Development Co. Ltd.	Real Estate Management & Development	5,000	13,417
Hong Kong & China Gas Co. Ltd.	Gas Utilities	42,000	31,954
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	4,800	153,823
Hongkong Land Holdings Ltd.	Real Estate Management & Development	4,200	13,566
Hutchison Port Holdings Trust	Transportation Infrastructure	19,800	2,534
Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	2,874
[a] J&T Global Express Ltd.	Air Freight & Logistics	26,400	24,109
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	750	26,535
Johnson Electric Holdings Ltd.	Automobile Components	1,000	1,506
Kerry Properties Ltd.	Real Estate Management & Development	2,500	4,348
Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	3,228
Kunlun Energy Co. Ltd.	Gas Utilities	14,000	14,525
Link REIT	Retail REITs	9,600	37,318
Man Wah Holdings Ltd.	Household Durables	4,800	3,295
[a] Melco International Development Ltd.	Hotels, Restaurants & Leisure	4,000	2,690
MTR Corp. Ltd.	Ground Transportation	5,500	17,365
New World Development Co. Ltd.	Real Estate Management & Development	6,000	5,618
NWS Holdings Ltd.	Industrial Conglomerates	3,000	2,663
Orient Overseas International Ltd.	Marine Transportation	600	9,737
PCCW Ltd.	Diversified Telecommunication Services	18,000	9,015
Power Assets Holdings Ltd.	Electric Utilities	6,000	32,469
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	2,987
Sino Biopharmaceutical Ltd.	Pharmaceuticals	36,000	12,311
Sino Land Co. Ltd.	Real Estate Management & Development	13,300	13,713
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	5,400	46,721
Swire Pacific Ltd., Class A	Real Estate Management & Development	1,500	13,257
Swire Pacific Ltd., Class B	Real Estate Management & Development	2,500	3,356
Swire Properties Ltd.	Real Estate Management & Development	3,600	5,736
Techtronic Industries Co. Ltd.	Machinery	5,000	57,125
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	24,000	938
Vitasoy International Holdings Ltd.	Food Products	3,000	2,267
VTech Holdings Ltd.	Communications Equipment	600	4,488
[b] WH Group Ltd.	Food Products	30,000	19,751
Wharf Holdings Ltd.	Real Estate Management & Development	3,600	10,121
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	6,000	15,908
Xinyi Glass Holdings Ltd.	Building Products	8,400	9,210
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	5,802

			1,292,628

India 23.8%
3M India Ltd.	Industrial Conglomerates	12	5,296
Aarti Industries Ltd.	Chemicals	798	6,567
ABB India Ltd.	Electrical Equipment	204	20,772
ACC Ltd.	Construction Materials	318	9,988
[a] Adani Energy Solutions Ltd.	Electric Utilities	1,320	15,788
Adani Enterprises Ltd.	Trading Companies & Distributors	1,194	45,493
[a] Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	1,596	34,237

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	2,814	49,880
[a] Adani Power Ltd.	Independent Power Producers & Energy Traders	4,416	38,055
Adani Total Gas Ltd.	Gas Utilities	1,080	11,605
[a] Adani Wilmar Ltd.	Food Products	618	2,461
[a] Aditya Birla Capital Ltd.	Financial Services	1,920	5,496
AIA Engineering Ltd.	Machinery	150	7,517
Alkem Laboratories Ltd.	Pharmaceuticals	204	12,211
Ambuja Cements Ltd.	Construction Materials	2,760	22,184
APL Apollo Tubes Ltd.	Metals & Mining	756	14,101
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	378	28,040
Ashok Leyland Ltd.	Machinery	5,304	15,386
Asian Paints Ltd.	Chemicals	1,734	60,659
Astral Ltd.	Building Products	462	13,191
[b] AU Small Finance Bank Ltd.	Banks	1,404	11,315
Aurobindo Pharma Ltd.	Pharmaceuticals	1,008	14,598
[a,b] Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	564	31,902
Axis Bank Ltd.	Banks	8,730	132,462
Bajaj Auto Ltd.	Automobiles	258	29,398
Bajaj Finance Ltd.	Consumer Finance	954	81,406
Bajaj Finserv Ltd.	Financial Services	1,446	27,540
Bajaj Holdings & Investment Ltd.	Financial Services	102	10,442
Balkrishna Industries Ltd.	Automobile Components	312	12,082
[b] Bandhan Bank Ltd.	Banks	3,078	7,522
Bank of Baroda	Banks	3,912	12,920
Bank of India	Banks	3,552	5,133
Bata India Ltd.	Textiles, Apparel & Luxury Goods	252	4,575
Bayer CropScience Ltd.	Chemicals	48	3,864
Berger Paints India Ltd.	Chemicals	1,134	6,857
Bharat Electronics Ltd.	Aerospace & Defense	13,650	50,074
Bharat Forge Ltd.	Automobile Components	954	19,110
Bharat Heavy Electricals Ltd.	Electrical Equipment	4,896	17,664
[a] Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,888	14,172
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,888	14,172
Bharti Airtel Ltd.	Wireless Telecommunication Services	570	7,129
Bharti Airtel Ltd.	Wireless Telecommunication Services	10,152	175,806
Biocon Ltd.	Biotechnology	1,740	7,326
Bosch Ltd.	Automobile Components	30	12,262
[a] Britannia Industries Ltd.	Food Products	450	29,549
Canara Bank	Banks	7,080	10,144
Castrol India Ltd.	Chemicals	1,842	4,431
CG Power & Industrial Solutions Ltd.	Electrical Equipment	2,406	20,333
Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	1,554	26,528
Cipla Ltd.	Pharmaceuticals	2,040	36,226
Coal India Ltd.	Oil, Gas & Consumable Fuels	8,658	49,126
Coforge Ltd.	IT Services	222	14,533
Colgate-Palmolive India Ltd.	Personal Care Products	516	17,593
Container Corp. of India Ltd.	Ground Transportation	1,068	13,351
Coromandel International Ltd.	Chemicals	498	9,560
Cummins India Ltd.	Machinery	510	24,261
Dabur India Ltd.	Personal Care Products	2,268	16,338
Dalmia Bharat Ltd.	Construction Materials	324	7,046
Deepak Nitrite Ltd.	Chemicals	270	8,101
Divi’s Laboratories Ltd.	Life Sciences Tools & Services	486	26,789
[d] Dixon Technologies India Ltd.	Household Durables	138	19,812
DLF Ltd.	Real Estate Management & Development	2,364	23,381
[b] Dr Lal PathLabs Ltd.	Health Care Providers & Services	132	4,402
Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	462	35,472
Eicher Motors Ltd.	Automobiles	528	29,589
Emami Ltd.	Personal Care Products	810	6,696
Embassy Office Parks REIT	Office REITs	3,408	14,522
Exide Industries Ltd.	Automobile Components	1,788	12,104
Federal Bank Ltd.	Banks	7,002	14,884
[a] FSN E-Commerce Ventures Ltd.	Specialty Retail	5,292	11,197
GAIL India Ltd.	Gas Utilities	10,272	27,045
[b] General Insurance Corp. of India	Insurance	378	1,717

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	162	5,150
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	570	8,411
[a] GMR Airports Infrastructure Ltd.	Transportation Infrastructure	9,456	10,951
Godrej Consumer Products Ltd.	Personal Care Products	1,374	22,670
[a] Godrej Industries Ltd.	Industrial Conglomerates	258	2,648
[a] Godrej Properties Ltd.	Real Estate Management & Development	396	15,234
Grasim Industries Ltd.	Construction Materials	1,470	47,076
Gujarat Fluorochemicals Ltd.	Chemicals	156	5,972
Gujarat Gas Ltd.	Gas Utilities	798	6,014
Havells India Ltd.	Electrical Equipment	900	19,669
HCL Technologies Ltd.	IT Services	4,038	70,680
[b] HDFC Asset Management Co. Ltd.	Capital Markets	390	18,677
HDFC Bank Ltd.	Banks	21,492	433,977
[b] HDFC Life Insurance Co. Ltd.	Insurance	3,732	26,631
Hero MotoCorp Ltd.	Automobiles	504	33,724
Hindalco Industries Ltd.	Metals & Mining	5,274	43,865
[d] Hindustan Aeronautics Ltd.	Aerospace & Defense	720	45,454
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,364	9,415
[a] Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	1,182	4,707
Hindustan Unilever Ltd.	Personal Care Products	3,390	100,538
Hindustan Zinc Ltd.	Metals & Mining	918	7,372
Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	6	4,081
ICICI Bank Ltd.	Banks	12,078	173,752
[b] ICICI Lombard General Insurance Co. Ltd.	Insurance	936	20,087
[b] ICICI Prudential Life Insurance Co. Ltd.	Insurance	1,494	10,852
IDBI Bank Ltd.	Banks	2,400	2,417
[a] IDFC First Bank Ltd.	Banks	13,488	13,289
Indian Bank	Banks	1,050	6,869
Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	3,228	24,196
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	15,984	31,749
Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	1,170	13,880
[b] Indian Railway Finance Corp. Ltd.	Financial Services	6,948	14,482
[a] Indian Renewable Energy Development Agency Ltd.	Financial Services	2,592	5,920
Indraprastha Gas Ltd.	Gas Utilities	1,362	8,227
[a] Indus Towers Ltd.	Diversified Telecommunication Services	5,046	22,710
Info Edge India Ltd.	Interactive Media & Services	288	23,437
Infosys Ltd.	IT Services	13,398	251,732
[a,b] InterGlobe Aviation Ltd.	Passenger Airlines	624	31,641
Ipca Laboratories Ltd.	Pharmaceuticals	516	6,991
ITC Ltd.	Tobacco	11,448	58,333
Jindal Stainless Ltd.	Metals & Mining	1,212	11,955
Jindal Steel & Power Ltd.	Metals & Mining	1,470	18,411
[a] Jio Financial Services Ltd.	Financial Services	12,054	51,772
JSW Energy Ltd.	Independent Power Producers & Energy Traders	2,052	18,075
[a] JSW Infrastructure Ltd.	Transportation Infrastructure	948	3,733
JSW Steel Ltd.	Metals & Mining	3,840	42,896
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,410	9,524
Kalyan Jewellers India Ltd.	Textiles, Apparel & Luxury Goods	1,518	9,123
Kansai Nerolac Paints Ltd.	Chemicals	798	2,585
Kotak Mahindra Bank Ltd.	Banks	1,878	40,595
KPIT Technologies Ltd.	Software	618	12,115
L&T Finance Ltd.	Financial Services	3,252	7,065
[b] L&T Technology Services Ltd.	Professional Services	102	6,005
Larsen & Toubro Ltd.	Construction & Engineering	2,574	109,533
[b] Laurus Labs Ltd.	Pharmaceuticals	1,548	7,881
LIC Housing Finance Ltd.	Financial Services	1,176	11,237
Linde India Ltd.	Chemicals	84	8,360
[b] LTIMindtree Ltd.	IT Services	348	22,473
Lupin Ltd.	Pharmaceuticals	918	17,849
[b] Macrotech Developers Ltd.	Real Estate Management & Development	1,002	18,067
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	2,310	8,327
Mahindra & Mahindra Ltd.	Automobiles	3,702	127,265
Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	672	1,727
[a] Mankind Pharma Ltd.	Pharmaceuticals	372	9,499

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Marico Ltd.	Food Products	2,022	14,864
Maruti Suzuki India Ltd.	Automobiles	528	76,197
[a] Max Financial Services Ltd.	Insurance	924	10,767
Max Healthcare Institute Ltd.	Health Care Providers & Services	2,490	28,088
Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	120	6,161
Metro Brands Ltd.	Specialty Retail	120	1,768
Mphasis Ltd.	IT Services	390	11,489
MRF Ltd.	Automobile Components	12	18,630
Muthoot Finance Ltd.	Consumer Finance	414	8,916
Nestle India Ltd.	Food Products	1,368	41,861
[b] New India Assurance Co. Ltd.	Insurance	852	2,421
NHPC Ltd.	Independent Power Producers & Energy Traders	11,610	14,020
[b] Nippon Life India Asset Management Ltd.	Capital Markets	558	4,312
NLC India Ltd.	Independent Power Producers & Energy Traders	678	1,953
NMDC Ltd.	Metals & Mining	4,482	13,225
NTPC Ltd.	Independent Power Producers & Energy Traders	18,078	82,024
Oberoi Realty Ltd.	Real Estate Management & Development	456	9,656
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	14,808	48,693
Oil India Ltd.	Oil, Gas & Consumable Fuels	1,284	11,134
[a] One 97 Communications Ltd.	Financial Services	1,374	6,620
Oracle Financial Services Software Ltd.	Software	84	9,955
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	24	11,253
Patanjali Foods Ltd.	Food Products	372	7,099
[a] PB Fintech Ltd.	Insurance	1,188	19,906
Persistent Systems Ltd.	IT Services	384	19,532
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	2,922	11,572
Phoenix Mills Ltd.	Real Estate Management & Development	366	15,750
PI Industries Ltd.	Chemicals	306	13,940
Pidilite Industries Ltd.	Chemicals	576	21,821
[a] Piramal Enterprises Ltd.	Financial Services	462	5,136
[a] Polycab India Ltd.	Electrical Equipment	186	15,033
Poonawalla Fincorp Ltd.	Consumer Finance	1,062	5,210
Power Finance Corp. Ltd.	Financial Services	5,532	32,182
Power Grid Corp. of India Ltd.	Electric Utilities	16,002	63,509
Prestige Estates Projects Ltd.	Real Estate Management & Development	486	11,030
Punjab National Bank	Banks	8,586	12,691
[d] Rail Vikas Nigam Ltd.	Construction & Engineering	2,160	10,791
[a] Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	528	1,786
[b] RBL Bank Ltd.	Banks	1,722	5,431
REC Ltd.	Financial Services	4,740	29,865
Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	282	2,798
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	12,684	476,223
Samvardhana Motherson International Ltd.	Automobile Components	10,260	23,416
SBI Cards & Payment Services Ltd.	Consumer Finance	1,122	9,750
[b] SBI Life Insurance Co. Ltd.	Insurance	1,590	28,448
Schaeffler India Ltd.	Machinery	156	8,868
Shree Cement Ltd.	Construction Materials	54	18,048
Shriram Finance Ltd.	Consumer Finance	1,062	37,080
Siemens Ltd.	Industrial Conglomerates	336	31,044
SJVN Ltd.	Electric Utilities	2,814	4,442
[a] Solar Industries India Ltd.	Chemicals	90	10,815
[b] Sona Blw Precision Forgings Ltd.	Automobile Components	1,374	10,562
SRF Ltd.	Chemicals	528	15,425
[a] Star Health & Allied Insurance Co. Ltd.	Insurance	888	5,949
State Bank of India	Banks	6,822	69,453
Steel Authority of India Ltd.	Metals & Mining	5,640	10,054
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	4,152	75,726
Sun TV Network Ltd.	Media	330	2,977
Sundaram Finance Ltd.	Consumer Finance	252	14,179
Supreme Industries Ltd.	Chemicals	246	17,570
[a] Suzlon Energy Ltd.	Electrical Equipment	45,804	29,036
[b] Syngene International Ltd.	Life Sciences Tools & Services	660	5,620
[a] Tata Communications Ltd.	Diversified Telecommunication Services	444	9,874
Tata Consultancy Services Ltd.	IT Services	3,942	184,562
Tata Consumer Products Ltd.	Food Products	2,370	31,191

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Tata Elxsi Ltd.	Software	126	10,579
Tata Motors Ltd., Class A	Automobiles	7,044	83,607
Tata Motors Ltd., Class A	Automobiles	1,488	11,877
[a] Tata Power Co. Ltd.	Electric Utilities	5,592	29,547
Tata Steel Ltd.	Metals & Mining	32,130	67,048
Tata Technologies Ltd.	IT Services	288	3,530
[a] Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	1,956	1,823
Tech Mahindra Ltd.	IT Services	2,322	39,829
Thermax Ltd.	Machinery	126	8,085
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,560	63,685
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	372	12,452
Torrent Power Ltd.	Electric Utilities	840	15,094
Trent Ltd.	Specialty Retail	690	45,344
Tube Investments of India Ltd.	Automobile Components	330	16,856
TVS Motor Co. Ltd.	Automobiles	894	25,354
UltraTech Cement Ltd.	Construction Materials	438	61,287
Union Bank of India Ltd.	Banks	5,778	9,471
United Breweries Ltd.	Beverages	270	6,431
United Spirits Ltd.	Beverages	1,128	17,268
UNO Minda Ltd.	Automobile Components	606	7,936
UPL Ltd.	Chemicals	2,052	14,048
Varun Beverages Ltd.	Beverages	1,776	34,705
Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	234	2,951
Vedanta Ltd.	Metals & Mining	5,358	29,171
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	80,814	17,338
Voltas Ltd.	Construction & Engineering	894	15,784
Whirlpool of India Ltd.	Household Durables	132	3,163
Wipro Ltd.	IT Services	5,370	33,155
[a] Yes Bank Ltd.	Banks	77,802	22,103
[a] Zee Entertainment Enterprises Ltd.	Media	3,228	5,876
[a] Zomato Ltd.	Hotels, Restaurants & Leisure	26,202	63,020
Zydus Lifesciences Ltd.	Pharmaceuticals	960	12,364

			6,543,122

Indonesia 1.9%
Adaro Energy Indonesia Tbk. PT, Class B	Oil, Gas & Consumable Fuels	40,800	6,952
[a] Amman Mineral Internasional PT	Metals & Mining	48,000	32,244
Astra Agro Lestari Tbk. PT, Class H	Food Products	1,800	594
Astra International Tbk. PT, Class H	Industrial Conglomerates	78,600	21,408
Avia Avian Tbk. PT	Chemicals	55,200	1,736
Bank Central Asia Tbk. PT, Class A	Banks	211,200	128,010
Bank Mandiri Persero Tbk. PT, Class A	Banks	169,200	63,547
Bank Negara Indonesia Persero Tbk. PT, Class H	Banks	58,200	16,562
Bank Rakyat Indonesia Persero Tbk. PT, Class A	Banks	266,400	74,836
Bank Syariah Indonesia Tbk. PT	Banks	12,000	1,920
Barito Pacific Tbk. PT, Class A	Chemicals	101,562	6,140
Bukit Asam Tbk. PT, Class A	Oil, Gas & Consumable Fuels	15,600	2,334
[a] Bumi Serpong Damai Tbk. PT, Class A	Real Estate Management & Development	34,800	2,030
Charoen Pokphand Indonesia Tbk. PT, Class A	Food Products	28,200	8,740
Dayamitra Telekomunikasi PT	Diversified Telecommunication Services	69,600	2,741
Elang Mahkota Teknologi Tbk. PT	Media	97,200	2,303
First Pacific Co. Ltd.	Food Products	12,000	5,579
[a] GoTo Gojek Tokopedia Tbk. PT	Broadline Retail	3,714,000	11,340
Gudang Garam Tbk. PT	Tobacco	1,800	1,990
Hanjaya Mandala Sampoerna Tbk. PT	Tobacco	34,800	1,509
Indah Kiat Pulp & Paper Tbk. PT	Paper & Forest Products	10,200	5,544
Indocement Tunggal Prakarsa Tbk. PT	Construction Materials	5,400	2,391
Indofood CBP Sukses Makmur Tbk. PT	Food Products	9,000	5,661
Indofood Sukses Makmur Tbk. PT	Food Products	16,800	6,233
Indosat Tbk. PT	Wireless Telecommunication Services	5,400	3,528
Jasa Marga Persero Tbk. PT	Transportation Infrastructure	8,400	2,555
Kalbe Farma Tbk. PT	Pharmaceuticals	73,200	6,817
Mayora Indah Tbk. PT	Food Products	13,800	1,980
[a] Merdeka Copper Gold Tbk. PT	Metals & Mining	48,600	7,064
Perusahaan Gas Negara Tbk. PT	Gas Utilities	42,000	3,950

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Petrindo Jaya Kreasi Tbk. PT	Oil, Gas & Consumable Fuels	6,600	3,527
Sarana Menara Nusantara Tbk. PT	Diversified Telecommunication Services	72,600	3,259
Semen Indonesia Persero Tbk. PT	Construction Materials	13,200	3,007
[a] Smartfren Telecom Tbk. PT	Wireless Telecommunication Services	498,600	1,157
Sumber Alfaria Trijaya Tbk. PT	Consumer Staples Distribution & Retail	73,200	12,293
Telkom Indonesia Persero Tbk. PT, Class B	Diversified Telecommunication Services	177,000	33,833
Tower Bersama Infrastructure Tbk. PT	Diversified Telecommunication Services	14,400	1,666
Trimegah Bangun Persada Tbk. PT	Metals & Mining	31,200	1,924
Unilever Indonesia Tbk. PT	Household Products	22,800	4,205
United Tractors Tbk. PT	Oil, Gas & Consumable Fuels	6,000	8,052
[a] Vale Indonesia Tbk. PT	Metals & Mining	8,400	2,165
XL Axiata Tbk. PT	Wireless Telecommunication Services	16,800	2,216

			515,542

Italy 0.0%†
PRADA SpA	Textiles, Apparel & Luxury Goods	1,800	13,464

Luxembourg 0.0%†
L’Occitane International SA	Personal Care Products	1,500	6,379

Macau 0.3%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	8,400	39,163
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,400	3,738
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	9,600	20,018
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	6,000	2,036
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	4,800	3,935

			68,890

Malaysia 1.9%
Alliance Bank Malaysia Bhd., Class A	Banks	4,200	3,374
AMMB Holdings Bhd.	Banks	10,800	9,821
Axiata Group Bhd., Class A	Wireless Telecommunication Services	17,400	9,627
CELCOMDIGI Bhd.	Wireless Telecommunication Services	15,600	12,169
CIMB Group Holdings Bhd., Class A	Banks	31,800	45,838
Dialog Group Bhd., Class A	Energy Equipment & Services	15,000	7,599
FGV Holdings Bhd.	Food Products	1,800	488
Fraser & Neave Holdings Bhd.	Beverages	600	4,042
Gamuda Bhd.	Construction & Engineering	9,600	13,390
Genting Bhd.	Hotels, Restaurants & Leisure	8,400	8,387
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	10,800	5,838
[a] Hartalega Holdings Bhd.	Health Care Equipment & Supplies	6,600	4,589
Hong Leong Bank Bhd.	Banks	2,400	9,768
Hong Leong Financial Group Bhd.	Banks	600	2,198
IHH Healthcare Bhd.	Health Care Providers & Services	11,400	15,224
IJM Corp. Bhd.	Construction & Engineering	13,800	8,922
IOI Corp. Bhd.	Food Products	11,400	8,941
Kuala Lumpur Kepong Bhd.	Food Products	2,400	10,501
Malayan Banking Bhd.	Banks	28,800	60,805
Malaysia Airports Holdings Bhd.	Transportation Infrastructure	4,200	8,814
Maxis Bhd.	Wireless Telecommunication Services	11,400	8,530
MISC Bhd.	Marine Transportation	7,800	14,087
[b] MR DIY Group M Bhd.	Specialty Retail	15,600	6,415
Nestle Malaysia Bhd.	Food Products	240	6,181
Petronas Chemicals Group Bhd.	Chemicals	10,800	14,446
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,200	4,436
Petronas Gas Bhd.	Gas Utilities	3,600	13,599
PPB Group Bhd.	Food Products	2,400	7,275
Press Metal Aluminium Holdings Bhd.	Metals & Mining	13,800	16,850
Public Bank Bhd.	Banks	56,400	48,061
QL Resources Bhd.	Food Products	4,200	5,805
RHB Bank Bhd.	Banks	8,400	9,811
SD Guthrie Bhd.	Food Products	13,800	12,345
Sime Darby Bhd.	Industrial Conglomerates	15,000	8,331
Telekom Malaysia Bhd.	Diversified Telecommunication Services	4,200	6,018
Tenaga Nasional Bhd.	Electric Utilities	16,800	49,073
[a] Top Glove Corp. Bhd.	Health Care Equipment & Supplies	20,400	4,757

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

YTL Corp. Bhd.	Multi-Utilities	18,600	13,603
YTL Power International Bhd.	Multi-Utilities	9,600	9,809

			509,767

Pakistan 0.0%†
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,502	1,217

Philippines 0.7%
ACEN Corp.	Independent Power Producers & Energy Traders	35,400	3,020
Ayala Corp., Class A	Industrial Conglomerates	1,260	12,512
Ayala Land, Inc., Class A	Real Estate Management & Development	28,800	14,005
Bank of the Philippine Islands, Class A	Banks	8,236	16,736
BDO Unibank, Inc., Class A	Banks	8,820	19,293
[a] Bloomberry Resorts Corp., Class H	Hotels, Restaurants & Leisure	16,800	2,726
[a] Converge Information & Communications
Technology Solutions, Inc.	Diversified Telecommunication Services	9,600	1,884
DMCI Holdings, Inc., Class A	Industrial Conglomerates	16,200	3,079
Globe Telecom, Inc.	Wireless Telecommunication Services	132	4,730
GT Capital Holdings, Inc.	Industrial Conglomerates	360	3,808
International Container Terminal Services, Inc.	Transportation Infrastructure	4,260	25,425
JG Summit Holdings, Inc.	Industrial Conglomerates	11,400	5,067
Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,636	6,308
LT Group, Inc.	Industrial Conglomerates	11,400	1,896
Manila Electric Co.	Electric Utilities	1,020	6,370
Megaworld Corp.	Real Estate Management & Development	42,000	1,254
Metropolitan Bank & Trust Co.	Banks	7,020	8,091
[b] Monde Nissin Corp.	Food Products	28,200	4,523
PLDT, Inc.	Wireless Telecommunication Services	360	8,827
Puregold Price Club, Inc.	Consumer Staples Distribution & Retail	4,060	1,676
San Miguel Corp.	Industrial Conglomerates	1,920	3,286
Semirara Mining & Power Corp.	Oil, Gas & Consumable Fuels	4,800	2,760
SM Prime Holdings, Inc.	Real Estate Management & Development	40,200	19,411
Universal Robina Corp.	Food Products	3,420	6,489

			183,176

Singapore 3.1%
[b] BOC Aviation Ltd., Class A	Trading Companies & Distributors	600	4,304
CapitaLand Ascendas REIT, Class A	Industrial REITs	13,800	26,068
CapitaLand Ascott Trust, Class A	Hotel & Resort REITs	9,600	6,198
CapitaLand Integrated Commercial Trust, Class A	Retail REITs	19,200	28,051
CapitaLand Investment Ltd.	Real Estate Management & Development	9,600	18,842
City Developments Ltd., Class H	Real Estate Management & Development	1,800	6,853
ComfortDelGro Corp. Ltd., Class H	Ground Transportation	7,800	7,712
DBS Group Holdings Ltd., Class A	Banks	7,800	205,986
[d] Frasers Logistics & Commercial Trust	Industrial REITs	10,800	7,571
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	21,600	13,786
Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	400	7,851
Keppel DC REIT	Specialized REITs	4,800	6,375
Keppel Ltd.	Industrial Conglomerates	5,400	25,780
Keppel REIT	Office REITs	8,400	5,175
Mapletree Industrial Trust	Industrial REITs	7,800	12,144
Mapletree Logistics Trust	Industrial REITs	12,600	11,993
Mapletree Pan Asia Commercial Trust	Retail REITs	9,000	8,102
[d] Netlink NBN Trust	Diversified Telecommunication Services	11,400	6,982
Olam Group Ltd.	Consumer Staples Distribution & Retail	4,200	3,564
Oversea-Chinese Banking Corp. Ltd.	Banks	13,200	140,547
[a] SATS Ltd.	Transportation Infrastructure	3,600	7,571
[a] Seatrium Ltd.	Machinery	7,800	7,942
Sembcorp Industries Ltd.	Multi-Utilities	3,600	12,777
SIA Engineering Co. Ltd.	Transportation Infrastructure	600	1,027
Singapore Airlines Ltd.	Passenger Airlines	5,400	27,493
Singapore Exchange Ltd.	Capital Markets	3,000	20,985
Singapore Post Ltd.	Air Freight & Logistics	6,000	1,904
Singapore Technologies Engineering Ltd.	Aerospace & Defense	6,000	19,170
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	28,800	58,439
StarHub Ltd.	Wireless Telecommunication Services	2,400	2,143

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Suntec Real Estate Investment Trust	Diversified REITs	8,400	6,508
United Overseas Bank Ltd.	Banks	4,800	110,964
UOL Group Ltd.	Real Estate Management & Development	1,800	6,906
Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	600	6,296
Wilmar International Ltd.	Food Products	7,200	16,469
Yangzijiang Financial Holding Ltd.	Capital Markets	10,200	2,634
[a] Yanlord Land Group Ltd.	Real Estate Management & Development	2,400	779

			863,891

South Korea 12.4%
[a] Alteogen, Inc., Class A	Biotechnology	162	33,012
Amorepacific Corp., Class H	Personal Care Products	108	13,126
AMOREPACIFIC Group, Class A	Personal Care Products	96	2,256
BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	30	2,251
BNK Financial Group, Inc., Class H	Banks	1,074	6,609
[a] Celltrion Pharm, Inc., Class A	Pharmaceuticals	66	4,258
Celltrion, Inc., Class A	Biotechnology	546	69,137
Cheil Worldwide, Inc., Class A	Media	270	3,609
CJ CheilJedang Corp., Class A	Food Products	30	8,402
CJ Corp., Class A	Industrial Conglomerates	48	4,237
[a] CJ ENM Co. Ltd., Class A	Entertainment	42	2,569
CJ Logistics Corp., Class A	Air Freight & Logistics	30	2,073
[a] CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	84	8,800
Coway Co. Ltd.	Household Durables	216	10,074
[a] Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	786	2,124
DB Insurance Co. Ltd., Class A	Insurance	168	13,975
DGB Financial Group, Inc., Class A	Banks	588	3,426
DL E&C Co. Ltd., Class A	Construction & Engineering	90	2,118
DL Holdings Co. Ltd., Class A	Chemicals	48	2,061
Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	120	1,674
Doosan Bobcat, Inc., Class A	Machinery	192	7,156
[a] Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	1,596	23,305
[a] Ecopro BM Co. Ltd.	Electrical Equipment	174	23,133
[a] Ecopro Co. Ltd.	Electrical Equipment	372	24,350
[a] Ecopro Materials Co. Ltd.	Electrical Equipment	42	2,774
E-MART, Inc., Class A	Consumer Staples Distribution & Retail	78	3,202
F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	60	2,720
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	198	5,768
Green Cross Corp.	Biotechnology	24	1,993
[a] GS Engineering & Construction Corp.	Construction & Engineering	246	2,686
GS Holdings Corp.	Industrial Conglomerates	174	5,928
GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	150	2,272
Hana Financial Group, Inc.	Banks	1,002	44,186
Hanjin Kal Corp.	Passenger Airlines	120	5,632
Hankook Tire & Technology Co. Ltd.	Automobile Components	288	9,457
Hanmi Pharm Co. Ltd.	Pharmaceuticals	30	5,895
Hanmi Science Co. Ltd.	Pharmaceuticals	96	2,165
Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	168	21,029
Hanon Systems	Automobile Components	624	2,144
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	132	23,926
Hanwha Corp.	Industrial Conglomerates	174	3,394
Hanwha Life Insurance Co. Ltd.	Insurance	1,386	3,021
[a] Hanwha Ocean Co. Ltd., Class A	Machinery	342	7,590
Hanwha Solutions Corp.	Chemicals	402	8,060
HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	162	8,768
[a] HD Hyundai Heavy Industries Co. Ltd.	Machinery	72	8,144
HD Hyundai Infracore Co. Ltd.	Machinery	540	2,997
[a] HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	162	18,689
Hite Jinro Co. Ltd.	Beverages	120	1,852
HL Mando Co. Ltd.	Automobile Components	126	4,018
[a] HLB, Inc.	Health Care Equipment & Supplies	456	19,380
HMM Co. Ltd.	Marine Transportation	1,104	15,744
Hotel Shilla Co. Ltd.	Specialty Retail	120	4,673

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

HYBE Co. Ltd.	Entertainment	78	11,475
Hyundai Autoever Corp.	IT Services	24	2,866
Hyundai Department Store Co. Ltd.	Broadline Retail	54	1,910
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	282	6,566
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	72	11,455
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	228	5,714
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	78	5,270
Hyundai Mobis Co. Ltd.	Automobile Components	258	47,139
Hyundai Motor Co.	Automobiles	504	108,013
Hyundai Steel Co.	Metals & Mining	324	6,838
Hyundai Wia Corp.	Automobile Components	60	2,524
Industrial Bank of Korea	Banks	1,056	10,756
Kakao Corp.	Interactive Media & Services	1,266	37,387
[a] Kakao Games Corp.	Entertainment	156	2,323
KakaoBank Corp.	Banks	834	12,299
[a] Kakaopay Corp.	Financial Services	84	1,642
Kangwon Land, Inc.	Hotels, Restaurants & Leisure	414	4,175
KB Financial Group, Inc.	Banks	1,284	73,225
KCC Corp.	Chemicals	18	4,034
KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	84	2,316
Kia Corp.	Automobiles	948	89,049
Korea Aerospace Industries Ltd.	Aerospace & Defense	270	10,396
Korea Electric Power Corp.	Electric Utilities	990	14,075
[a] Korea Gas Corp.	Gas Utilities	102	3,868
Korea Investment Holdings Co. Ltd.	Capital Markets	150	7,628
Korea Zinc Co. Ltd.	Metals & Mining	42	15,714
Korean Air Lines Co. Ltd.	Passenger Airlines	720	12,161
[a] Krafton, Inc.	Entertainment	138	28,222
KT&G Corp.	Tobacco	372	23,836
[a] Kum Yang Co. Ltd.	Chemicals	132	8,247
Kumho Petrochemical Co. Ltd.	Chemicals	60	6,386
[a] L&F Co. Ltd.	Electrical Equipment	96	9,436
LG Chem Ltd.	Chemicals	180	45,180
LG Corp.	Industrial Conglomerates	330	19,323
[a] LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,188	9,899
LG Electronics, Inc.	Household Durables	408	32,871
[a] LG Energy Solution Ltd.	Electrical Equipment	150	35,579
LG H&H Co. Ltd.	Personal Care Products	36	9,036
LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	54	10,671
LG Uplus Corp.	Diversified Telecommunication Services	822	5,864
Lotte Chemical Corp.	Chemicals	72	6,000
Lotte Chilsung Beverage Co. Ltd.	Beverages	12	1,158
Lotte Corp.	Industrial Conglomerates	102	1,867
Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	78	2,992
LOTTE Fine Chemical Co. Ltd.	Chemicals	60	1,940
Lotte Shopping Co. Ltd.	Broadline Retail	42	1,937
LS Corp.	Electrical Equipment	66	6,900
Meritz Financial Group, Inc.	Financial Services	348	19,998
Mirae Asset Securities Co. Ltd.	Capital Markets	1,002	5,328
NAVER Corp.	Interactive Media & Services	516	62,565
NCSoft Corp.	Entertainment	60	7,842
[a,b] Netmarble Corp.	Entertainment	84	3,277
NH Investment & Securities Co. Ltd., Class C	Capital Markets	528	4,868
NongShim Co. Ltd.	Food Products	12	4,263
OCI Holdings Co. Ltd.	Chemicals	60	3,858
Orion Corp.	Food Products	84	5,626
Ottogi Corp.	Food Products	6	1,887
Pan Ocean Co. Ltd.	Marine Transportation	954	2,970
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	180	1,844
[a] Pearl Abyss Corp.	Entertainment	126	4,041
Posco DX Co. Ltd.	IT Services	204	5,684
POSCO Future M Co. Ltd.	Electrical Equipment	108	20,282
POSCO Holdings, Inc.	Metals & Mining	288	75,949
Posco International Corp.	Trading Companies & Distributors	174	8,267
S-1 Corp.	Commercial Services & Supplies	72	3,034

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a,b] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	66	34,858
Samsung C&T Corp.	Industrial Conglomerates	312	32,186
Samsung Card Co. Ltd.	Consumer Finance	114	3,172
[a] Samsung E&A Co. Ltd.	Construction & Engineering	612	10,737
Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	210	24,105
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	18,174	1,076,049
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	126	35,608
[a] Samsung Heavy Industries Co. Ltd.	Machinery	2,418	16,424
Samsung Life Insurance Co. Ltd.	Insurance	288	18,516
Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	198	50,920
Samsung SDS Co. Ltd.	IT Services	138	14,888
Samsung Securities Co. Ltd.	Capital Markets	246	7,113
[a] SD Biosensor, Inc.	Health Care Equipment & Supplies	156	1,116
Seegene, Inc.	Biotechnology	102	1,482
Shinhan Financial Group Co. Ltd.	Banks	1,896	66,322
Shinsegae, Inc.	Broadline Retail	24	2,736
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	102	5,743
[a] SK Bioscience Co. Ltd.	Biotechnology	96	3,668
SK Chemicals Co. Ltd.	Chemicals	36	1,276
SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	2,058	353,590
[a,b] SK IE Technology Co. Ltd.	Electrical Equipment	102	3,268
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	234	19,737
SK Networks Co. Ltd.	Trading Companies & Distributors	372	1,301
[a] SK Square Co. Ltd.	Industrial Conglomerates	354	25,717
SK, Inc.	Industrial Conglomerates	138	15,870
[a] SKC Co. Ltd.	Chemicals	72	8,819
S-Oil Corp.	Oil, Gas & Consumable Fuels	156	7,536
Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	102	1,352
[a] Wemade Co. Ltd.	Entertainment	66	2,045
Woori Financial Group, Inc.	Banks	2,274	24,268
Yuhan Corp.	Pharmaceuticals	192	11,284

			3,423,293

Taiwan 20.7%
Accton Technology Corp.	Communications Equipment	1,800	30,794
Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	12,000	17,330
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,620	18,476
Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	280	21,189
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	12,600	65,444
Asia Cement Corp.	Construction Materials	9,600	12,976
Asia Vital Components Co. Ltd.	Technology Hardware, Storage & Peripherals	1,200	28,297
ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	160	11,048
ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	106	15,814
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	2,700	41,447
AUO Corp., Class H	Electronic Equipment, Instruments & Components	24,000	13,168
Capital Securities Corp., Class A	Capital Markets	6,000	4,642
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,280	16,305
[a] Cathay Financial Holding Co. Ltd., Class A	Insurance	36,000	65,472
Chailease Holding Co. Ltd., Class A	Financial Services	5,340	25,267
Chang Hwa Commercial Bank Ltd., Class A	Banks	24,000	13,649
Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	7,200	10,975
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,260	11,913
China Airlines Ltd., Class A	Passenger Airlines	12,000	8,767
[a] China Development Financial Holding Corp., Class A	Insurance	60,000	27,927
China Motor Corp., Class A	Automobiles	800	3,058
China Steel Corp., Class A	Metals & Mining	48,000	34,178
[a] Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	14,500	56,093
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	18,000	19,253
CTBC Financial Holding Co. Ltd., Class A	Banks	72,000	84,004
Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	8,400	100,334
E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	3,000	23,304
E.Sun Financial Holding Co. Ltd., Class A	Banks	54,000	47,522
Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	780	12,719
Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	1,050	15,374

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	252	19,963
Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	2,520	3,375
Eternal Materials Co. Ltd., Class H	Chemicals	3,000	2,857
Eva Airways Corp., Class H	Passenger Airlines	12,000	14,112
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	3,900	23,202
Far Eastern International Bank	Banks	6,000	3,070
Far Eastern New Century Corp.	Industrial Conglomerates	12,000	13,039
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	15,554
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,980	9,460
First Financial Holding Co. Ltd.	Banks	42,000	36,379
[a,b] FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	6,000	2,667
[a] Formosa Chemicals & Fibre Corp.	Chemicals	13,200	20,507
[a] Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	5,260	10,507
[a] Formosa Plastics Corp.	Chemicals	14,160	25,098
Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	300	1,609
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	4,161
Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,500	9,890
Fubon Financial Holding Co. Ltd.	Insurance	30,600	74,799
Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	360	7,346
Giant Manufacturing Co. Ltd.	Leisure Products	1,200	7,842
Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,800	16,951
Global Unichip Corp.	Semiconductors & Semiconductor Equipment	300	14,842
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	820	13,624
Hiwin Technologies Corp.	Machinery	1,200	7,879
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	45,600	300,800
Hotai Motor Co. Ltd.	Specialty Retail	1,260	24,158
[a] HTC Corp.	Technology Hardware, Storage & Peripherals	3,000	4,268
Hua Nan Financial Holdings Co. Ltd., Class C	Banks	36,000	29,296
Innolux Corp.	Electronic Equipment, Instruments & Components	30,000	13,270
Inventec Corp.	Technology Hardware, Storage & Peripherals	10,000	17,200
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	400	33,846
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	8,400	27,446
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	5,640	243,392
Mega Financial Holding Co. Ltd.	Banks	42,000	52,303
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	2,400	13,168
momo.com, Inc.	Broadline Retail	245	3,244
[a] Nan Ya Plastics Corp.	Chemicals	20,260	30,788
[a] Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	780	4,472
[a] Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	4,750	10,205
Nien Made Enterprise Co. Ltd.	Household Durables	600	7,213
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,160	40,348
[a] Oneness Biotech Co. Ltd.	Pharmaceuticals	1,392	7,037
Pegatron Corp.	Technology Hardware, Storage & Peripherals	7,800	25,125
[a] PharmaEssentia Corp.	Biotechnology	840	14,500
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	6,000	6,473
[a] Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	12,000	9,913
Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	3,000	17,385
President Chain Store Corp.	Consumer Staples Distribution & Retail	2,220	18,716
Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	10,120	97,327
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	1,800	30,295
Ruentex Development Co. Ltd.	Real Estate Management & Development	6,000	8,064
Shanghai Commercial & Savings Bank Ltd.	Banks	12,000	17,034
[a] Shin Kong Financial Holding Co. Ltd.	Insurance	54,000	16,379
Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	1,920	12,872
SinoPac Financial Holdings Co. Ltd.	Banks	42,000	32,884
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	5,200	11,717
Taishin Financial Holding Co. Ltd.	Banks	48,000	27,890
Taiwan Business Bank	Banks	18,000	10,098
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	42,000	33,661
Taiwan Fertilizer Co. Ltd.	Chemicals	3,000	5,946
[a] Taiwan Glass Industry Corp.	Building Products	6,000	3,579
Taiwan High Speed Rail Corp.	Transportation Infrastructure	6,000	5,622
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	19,789
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,020	4,135
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	91,680	2,729,926

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Tatung Co. Ltd.	Electrical Equipment	9,000	15,813
TCC Group Holdings	Construction Materials	24,000	25,301
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	9,895
Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	1,020	3,616
U-Ming Marine Transport Corp.	Marine Transportation	1,800	3,096
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	4,920	27,298
Uni-President Enterprises Corp.	Food Products	18,000	45,109
[a] United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	45,000	77,262
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,600	14,371
Voltronic Power Technology Corp.	Electrical Equipment	250	14,834
Walsin Lihwa Corp.	Electrical Equipment	12,000	13,131
Walsin Technology Corp.	Electronic Equipment, Instruments & Components	1,200	4,365
Wan Hai Lines Ltd.	Marine Transportation	3,600	9,832
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,500	8,068
Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	12,000	9,506
Wistron Corp.	Technology Hardware, Storage & Peripherals	10,800	35,288
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	360	29,351
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	6,000	16,608
Yageo Corp.	Electronic Equipment, Instruments & Components	1,500	33,753
Yang Ming Marine Transport Corp.	Marine Transportation	6,600	15,177
Yuanta Financial Holding Co. Ltd.	Financial Services	48,000	47,421
Yulon Motor Co. Ltd.	Automobiles	2,400	4,942
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	2,260	9,021

			5,710,314

Thailand 1.8%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	4,200	23,920
Airports of Thailand PCL, Class H, NVDR	Transportation Infrastructure	16,200	25,494
Asset World Corp. PCL, Class H, NVDR	Hotels, Restaurants & Leisure	27,600	2,617
B Grimm Power PCL, Class A, NVDR	Independent Power Producers & Energy Traders	3,000	1,766
Bangkok Bank PCL, Class A, fgn.	Banks	1,200	4,267
Bangkok Bank PCL, Class A, NVDR	Banks	1,200	4,267
Bangkok Dusit Medical Services PCL, Class A, NVDR	Health Care Providers & Services	41,400	30,178
Bangkok Expressway & Metro PCL, Class H, NVDR	Transportation Infrastructure	31,200	6,504
Bangkok Life Assurance PCL, Class A, NVDR	Insurance	1,800	922
Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	34,800	4,666
Berli Jucker PCL, Class A, NVDR	Consumer Staples Distribution & Retail	4,200	2,438
BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	33,000	4,029
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	2,400	16,154
Carabao Group PCL, Class A, NVDR	Beverages	1,200	2,175
Central Pattana PCL, Class A, NVDR	Real Estate Management & Development	12,000	18,067
Central Retail Corp. PCL, Class A, NVDR	Broadline Retail	10,800	9,050
[a] Charoen Pokphand Foods PCL, Class A, NVDR	Food Products	15,600	9,735
CP ALL PCL, Class B, NVDR	Consumer Staples Distribution & Retail	22,800	34,171
CP Axtra PCL, NVDR	Consumer Staples Distribution & Retail	6,000	4,455
Delta Electronics Thailand PCL, Class A, NVDR	Electronic Equipment, Instruments & Components	10,800	24,500
Digital Telecommunications Infrastructure Fund, Class A, UNIT	Telecommunications	20,400	4,364
Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	600	1,692
Energy Absolute PCL, Class A, NVDR	Independent Power Producers & Energy Traders	6,600	2,014
Global Power Synergy PCL, NVDR	Independent Power Producers & Energy Traders	2,400	2,600
Gulf Energy Development PCL, NVDR	Independent Power Producers & Energy Traders	11,400	12,581
Home Product Center PCL, NVDR	Specialty Retail	21,600	5,444
Indorama Ventures PCL, NVDR	Chemicals	7,200	3,826
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	3,600	7,014
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	39,600	1,770
Kasikornbank PCL, fgn.	Banks	4,800	16,415
Kasikornbank PCL, NVDR	Banks	1,600	5,472
Krung Thai Bank PCL, NVDR	Banks	23,400	10,904
Krungthai Card PCL, NVDR	Consumer Finance	4,200	4,664
Land & Houses PCL, NVDR	Real Estate Management & Development	31,800	5,113
Minor International PCL, NVDR	Hotels, Restaurants & Leisure	15,600	12,753
Muangthai Capital PCL, NVDR	Consumer Finance	2,400	2,845

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Osotspa PCL, NVDR	Beverages	5,400	3,384
PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	5,400	22,367
PTT Global Chemical PCL, NVDR	Chemicals	7,800	6,483
PTT Oil & Retail Business PCL, NVDR	Specialty Retail	10,800	4,709
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	54,600	48,355
Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	4,800	3,466
SCB X PCL, NVDR	Banks	6,600	18,524
SCG Packaging PCL, NVDR	Containers & Packaging	4,800	4,414
Siam Cement PCL, NVDR	Construction Materials	3,000	18,394
Siam City Cement PCL, NVDR	Construction Materials	600	2,125
Srisawad Corp. PCL, NVDR	Consumer Finance	2,680	2,519
Thai Beverage PCL	Beverages	31,800	10,559
Thai Life Insurance PCL, NVDR	Insurance	9,600	2,014
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	4,200	6,066
Thai Union Group PCL, NVDR	Food Products	10,200	4,141
TMBThanachart Bank PCL, NVDR	Banks	168,000	7,828
[a] True Corp. PCL, NVDR	Diversified Telecommunication Services	40,800	9,728

			503,922

United Kingdom 0.2%
CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	10,000	47,903

United States 0.1%
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	300	7,749
[b] Samsonite International SA	Textiles, Apparel & Luxury Goods	5,400	16,116

			23,865

Total Common Stocks (Cost $25,129,383)			27,483,561

Preferred Stocks 0.7%
South Korea 0.7%
[e] Amorepacific Corp., 1.951%, pfd.	Personal Care Products	42	1,431
[e] Hanwha Corp., 5.309%, pfd.	Industrial Conglomerates	78	854
[e] Hyundai Motor Co., 7.642%, pfd.	Automobiles	132	17,568
[e] Hyundai Motor Co., 7.664%, pfd.	Automobiles	84	11,094
[e] LG Chem Ltd., 1.473%, pfd.	Chemicals	30	5,252
[e] LG Electronics, Inc., 2.772%, pfd.	Household Durables	66	2,335
[e] Samsung Electronics Co. Ltd., 1.704%, pfd.	Technology Hardware, Storage & Peripherals	3,144	145,266
[e] Samsung Fire & Marine Insurance Co. Ltd., 5.747%, pfd.	Insurance	12	2,428
[e] Samsung SDI Co. Ltd., 0.478%, pfd.	Electronic Equipment, Instruments & Components	6	957

Total Preferred Stocks (Cost $146,962)			187,185

Right 0.0%†
China 0.0%†
[a] MMG Ltd.	Metals & Mining	4,800	212

Total Rights (Cost $0)			212

Total Investments (Cost $25,276,345) 100.5%			27,670,958
Other Assets, less Liabilities (0.5)%			(133,728)

Net Assets 100.0%			$27,537,230

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $1,267,312, representing 4.6% of net assets.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of was $103,521, representing 0.4% of net assets.

eVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI China Futures	Long	5	$112,550	9/20/24	$(2,969)

*As of period end.

Abbreviations

Selected Portfolio

ADR	– American Depositary Receipt

NVDR	– Non-Voting Depositary Receipt

REIT	– Real Estate Investment Trust

SF	– Single Family

SPA	– Standby Purchase Agreement

SRF	– State Revolving Fund

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 99.6%
Australia 96.5%
AGL Energy Ltd.	Multi-Utilities	20,128	$145,582
ALS Ltd.	Professional Services	16,032	150,005
Altium Ltd.	Software	3,968	180,282
[a] Alumina Ltd.	Metals & Mining	84,800	95,994
AMP Ltd.	Financial Services	89,696	65,594
Ampol Ltd.	Oil, Gas & Consumable Fuels	7,936	171,404
Ansell Ltd.	Health Care Equipment & Supplies	4,832	85,678
ANZ Group Holdings Ltd.	Banks	100,800	1,901,097
APA Group	Gas Utilities	42,976	229,325
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	21,280	707,182
ASX Ltd.	Capital Markets	6,496	260,301
Atlas Arteria Ltd.	Transportation Infrastructure	38,272	130,611
Aurizon Holdings Ltd.	Ground Transportation	58,784	143,295
Bank of Queensland Ltd.	Banks	22,336	86,668
Beach Energy Ltd.	Oil, Gas & Consumable Fuels	59,936	59,642
Bendigo & Adelaide Bank Ltd.	Banks	18,816	144,386
BHP Group Ltd.	Metals & Mining	168,800	4,811,449
BlueScope Steel Ltd.	Metals & Mining	14,816	202,152
Brambles Ltd.	Commercial Services & Supplies	46,688	453,054
CAR Group Ltd.	Interactive Media & Services	12,320	290,034
Challenger Ltd.	Financial Services	15,168	71,011
Charter Hall Group	Diversified REITs	15,872	118,509
Cleanaway Waste Management Ltd.	Commercial Services & Supplies	74,112	137,103
Cochlear Ltd.	Health Care Equipment & Supplies	2,144	475,596
Coles Group Ltd.	Consumer Staples Distribution & Retail	43,616	496,066
Commonwealth Bank of Australia	Banks	56,096	4,772,129
Computershare Ltd.	Professional Services	19,648	345,631
CSL Ltd.	Biotechnology	16,160	3,186,041
Deterra Royalties Ltd.	Metals & Mining	14,208	37,860
Dexus	Office REITs	35,872	155,242
Domain Holdings Australia Ltd.	Interactive Media & Services	8,320	16,947
Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	2,112	50,623
Downer EDI Ltd.	Commercial Services & Supplies	22,720	70,405
Endeavour Group Ltd.	Consumer Staples Distribution & Retail	48,576	163,830
Evolution Mining Ltd.	Metals & Mining	62,592	146,307
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	6,816	91,861
Fortescue Ltd.	Metals & Mining	53,280	761,833
Goodman Group	Industrial REITs	62,464	1,449,651
GPT Group	Diversified REITs	64,032	171,055
Harvey Norman Holdings Ltd.	Broadline Retail	19,840	55,253
IDP Education Ltd.	Diversified Consumer Services	9,312	94,218
IGO Ltd.	Metals & Mining	20,800	78,347
Iluka Resources Ltd.	Metals & Mining	14,176	62,012
Incitec Pivot Ltd.	Chemicals	64,992	125,874
Insignia Financial Ltd.	Capital Markets	21,856	33,426
Insurance Australia Group Ltd.	Insurance	80,032	381,629
JB Hi-Fi Ltd.	Specialty Retail	3,680	150,435
Lendlease Corp. Ltd.	Real Estate Management & Development	23,232	83,939
[a] Liontown Resources Ltd.	Metals & Mining	52,096	31,487
Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	74,496	252,243
[a] Lynas Rare Earths Ltd.	Metals & Mining	31,232	123,690
Macquarie Group Ltd.	Capital Markets	12,160	1,662,299
Magellan Financial Group Ltd.	Capital Markets	4,576	25,732
Medibank Pvt Ltd.	Insurance	92,224	229,737
Metcash Ltd.	Consumer Staples Distribution & Retail	36,576	86,473
Mineral Resources Ltd.	Metals & Mining	5,792	208,573
Mirvac Group	Diversified REITs	131,424	164,133
National Australia Bank Ltd.	Banks	104,000	2,516,406
New Hope Corp. Ltd.	Oil, Gas & Consumable Fuels	17,184	56,005

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] NEXTDC Ltd.	IT Services	22,144	260,728
Northern Star Resources Ltd.	Metals & Mining	37,600	326,445
Nufarm Ltd.	Chemicals	12,704	39,028
Orica Ltd.	Chemicals	16,288	194,389
Origin Energy Ltd.	Electric Utilities	57,600	417,764
Orora Ltd.	Containers & Packaging	45,440	59,784
Perpetual Ltd.	Capital Markets	3,776	53,740
Pilbara Minerals Ltd.	Metals & Mining	96,672	198,207
Pro Medicus Ltd.	Health Care Technology	1,696	162,267
[a] Qantas Airways Ltd.	Passenger Airlines	26,752	104,518
QBE Insurance Group Ltd.	Insurance	50,400	585,341
Qube Holdings Ltd.	Transportation Infrastructure	58,752	143,217
Ramsay Health Care Ltd.	Health Care Providers & Services	5,888	186,627
REA Group Ltd.	Interactive Media & Services	1,696	222,752
Reece Ltd.	Trading Companies & Distributors	7,072	118,879
Region RE Ltd.	Retail REITs	39,392	55,247
Rio Tinto Ltd.	Metals & Mining	12,448	989,294
Santos Ltd.	Oil, Gas & Consumable Fuels	108,768	556,428
Scentre Group	Retail REITs	173,792	362,129
SEEK Ltd.	Interactive Media & Services	11,840	168,901
Seven Group Holdings Ltd.	Trading Companies & Distributors	6,048	152,195
Sonic Healthcare Ltd.	Health Care Providers & Services	16,064	282,155
South32 Ltd.	Metals & Mining	151,680	370,756
[a] Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	88,352	28,913
Steadfast Group Ltd.	Insurance	36,736	151,621
Stockland	Diversified REITs	79,808	222,260
Suncorp Group Ltd.	Insurance	42,592	495,229
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	75,872	35,470
Telstra Group Ltd.	Diversified Telecommunication Services	135,584	327,790
TPG Telecom Ltd.	Diversified Telecommunication Services	12,352	37,782
Transurban Group	Transportation Infrastructure	103,520	857,284
Treasury Wine Estates Ltd.	Beverages	27,072	224,916
Vicinity Ltd.	Retail REITs	126,976	156,882
Washington H Soul Pattinson & Co. Ltd.	Financial Services	8,128	178,156
Wesfarmers Ltd.	Broadline Retail	37,952	1,652,068
Westpac Banking Corp.	Banks	116,288	2,114,762
Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	23,232	118,694
WiseTech Global Ltd.	Software	5,408	362,257
Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	63,328	1,193,103
Woolworths Group Ltd.	Consumer Staples Distribution & Retail	40,928	923,608
Worley Ltd.	Construction & Engineering	16,064	160,711
Yancoal Australia Ltd.	Oil, Gas & Consumable Fuels	11,072	48,951

			44,754,594

Ireland 1.0%
[a] James Hardie Industries PLC, CDI	Construction Materials	14,528	458,929

New Zealand 1.0%
[a] Xero Ltd.	Software	5,056	460,575

United Kingdom 1.0%
Amcor PLC, CDI	Containers & Packaging	48,128	478,599

United States 0.1%
Sims Ltd.	Metals & Mining	5,344	36,761

Total Common Stocks (Cost $44,238,121)			46,189,458

Total Investments before Short-Term Investments (Cost $44,238,121)			46,189,458

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Short-Term Investments 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	105	105

Total Short-Term Investments (Cost $105)			105

Total Investments (Cost $44,238,226) 99.6%			46,189,563
Other Assets, less Liabilities 0.4%			198,308

Net Assets 100.0%			$46,387,871

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
SPI 200 Index	Long	1	$129,763	9/19/24	$132

*As of period end.

Abbreviations

Selected Portfolio

CDI	–	Clearing House Electronic Subregister System Depositary Interest

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 69.4%
Brazil 67.3%
Allos SA	Real Estate Management & Development	199,500	$758,570
Alupar Investimento SA, UNIT	Electric Utilities	49,180	263,588
Ambev SA	Beverages	1,871,500	3,844,452
[a] Atacadao SA	Consumer Staples Distribution & Retail	228,000	370,255
Auren Energia SA	Independent Power Producers & Energy Traders	152,043	337,785
B3 SA - Brasil Bolsa Balcao	Capital Markets	2,384,500	4,395,985
Banco Bradesco SA	Banks	655,500	1,320,571
Banco BTG Pactual SA	Capital Markets	541,500	3,013,397
Banco do Brasil SA	Banks	731,500	3,517,606
Banco Santander Brasil SA	Banks	161,500	798,421
BB Seguridade Participacoes SA	Insurance	285,000	1,689,645
Bradespar SA	Metals & Mining	19,000	61,401
[a] BRF SA	Food Products	285,000	1,163,203
Caixa Seguridade Participacoes SA	Insurance	199,500	513,974
CCR SA	Transportation Infrastructure	475,000	995,418
Centrais Eletricas Brasileiras SA	Electric Utilities	560,500	3,617,626
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	148,300	2,001,648
Cia Energetica de Minas Gerais	Electric Utilities	24,160	53,153
Cia Paranaense de Energia - Copel	Electric Utilities	342,000	510,434
Cia Siderurgica Nacional SA	Metals & Mining	266,000	618,254
Cielo SA	Financial Services	503,500	510,348
Cosan SA	Oil, Gas & Consumable Fuels	513,000	1,250,532
CPFL Energia SA	Electric Utilities	76,000	447,836
CSN Mineracao SA	Metals & Mining	228,000	213,040
Dexco SA	Paper & Forest Products	152,060	179,588
[a] Diagnosticos da America SA	Health Care Providers & Services	114,000	56,852
[a] Embraer SA	Aerospace & Defense	313,500	2,040,351
Energisa SA	Electric Utilities	123,580	1,014,992
[a] Eneva SA	Independent Power Producers & Energy Traders	247,000	564,754
Engie Brasil Energia SA	Independent Power Producers & Energy Traders	76,000	606,008
Equatorial Energia SA	Electric Utilities	384,200	2,122,820
[a] Equatorial Energia SA	Electric Utilities	5,378	30,102
[b] GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	180,500	560,239
Grupo Mateus SA	Consumer Staples Distribution & Retail	171,000	213,348
[a,b] Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	2,042,500	1,408,380
Hypera SA	Pharmaceuticals	171,000	883,562
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	Communications Equipment	28,500	118,475
Itau Unibanco Holding SA	Banks	190,000	960,869
Klabin SA	Containers & Packaging	380,080	1,467,097
Localiza Rent a Car SA	Ground Transportation	361,079	2,730,301
Lojas Renner SA	Specialty Retail	408,530	917,904
M Dias Branco SA	Food Products	57,000	300,986
[a] Magazine Luiza SA	Broadline Retail	142,567	309,290
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	114,000	462,613
Natura & Co. Holding SA	Personal Care Products	408,516	1,142,928
Neoenergia SA	Electric Utilities	95,000	317,610
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,586,500	11,533,612
Porto Seguro SA	Insurance	76,000	423,480
PRIO SA	Oil, Gas & Consumable Fuels	285,000	2,245,335
Raia Drogasil SA	Consumer Staples Distribution & Retail	475,044	2,196,280
[b] Rede D’Or Sao Luiz SA	Health Care Providers & Services	332,500	1,628,244
Rumo SA	Ground Transportation	541,500	2,019,980
Sao Martinho SA	Food Products	66,500	391,856
[a] Sendas Distribuidora SA	Consumer Staples Distribution & Retail	579,500	1,078,780
SLC Agricola SA	Food Products	84,080	264,148
Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	47,500	184,717
Suzano SA	Paper & Forest Products	294,500	3,022,702

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Telefonica Brasil SA	Diversified Telecommunication Services	186,000	1,518,285
TIM SA	Wireless Telecommunication Services	351,500	1,004,928
TOTVS SA	Software	190,000	1,040,913
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	95,000	585,450
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	361,000	1,403,847
Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	76,000	104,399
Vale SA	Metals & Mining	1,662,580	18,623,937
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Ground Transportation	161,500	220,104
Vibra Energia SA	Specialty Retail	484,500	1,823,052
WEG SA	Electrical Equipment	636,500	4,834,670

			106,824,930

United States 2.1%
[a] JBS SA	Food Products	579,500	3,366,754

Total Common Stocks (Cost $105,340,891)			110,191,684

Preferred Stocks 28.3%
Brazil 28.3%
[a] Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	104,500	171,581
[c] Banco Bradesco SA, 9.006%, pfd.	Banks	2,223,000	4,954,719
[c] Bradespar SA, 15.084%, pfd.	Metals & Mining	114,000	379,901
[a] Braskem SA, Class A, pfd.	Chemicals	85,500	274,920
[c] Centrais Eletricas Brasileiras SA, Class B, 4.546%, pfd.	Electric Utilities	123,500	891,601
[c] Cia Energetica de Minas Gerais, 9.565%, pfd.	Electric Utilities	703,040	1,251,801
[c] Cia Paranaense de Energia - Copel, Class B, Class B, 3.548%, pfd.	Electric Utilities	570,000	954,370
[c] CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 7.133%, pfd.	Electric Utilities	76,000	359,308
[c] Gerdau SA, 6.055%, pfd.	Metals & Mining	551,000	1,823,291
[c] Itau Unibanco Holding SA, 6.674%, pfd.	Banks	2,080,500	12,139,637
[c] Itausa SA, 7.78%, pfd.	Banks	2,327,567	4,115,026
[c] Metalurgica Gerdau SA, 13.427%, pfd.	Metals & Mining	294,500	564,669
[c] Petroleo Brasileiro SA, 13.798%, pfd.	Oil, Gas & Consumable Fuels	2,403,500	16,464,848
[c] Unipar Carbocloro SA, Class B, 5.675%, pfd.	Chemicals	20,724	182,039
[c] Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, 3.578%, pfd.	Metals & Mining	209,000	297,633

Total Preferred Stocks (Cost $40,892,772)			44,825,344

Right 0.0%†

Brazil 0.0%†

[a] Localiza Rent a Car SA	Ground Transportation	3,648	5,911

Total Rights (Cost $0)			5,911

Total Investments before Short-Term Investments (Cost $146,233,663)			155,022,939

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Short-Term Investments 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[d,e] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	61,192	61,192

Total Short-Term Investments (Cost $61,192)			61,192

Total Investments (Cost $146,294,855) 97.7%			155,084,131
Other Assets, less Liabilities 2.3%			3,674,209

Net Assets 100.0%			$158,758,340

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $3,596,863, representing 2.3% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Bovespa Index	Long	170	$3,838,034	8/14/24	$69,130

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 99.5%
Canada 96.8%
Agnico Eagle Mines Ltd.	Metals & Mining	112,266	$7,341,369
Alimentation Couche-Tard, Inc.	Consumer Staples Distribution & Retail	163,317	9,162,748
Bank of Montreal	Banks	163,779	13,744,102
Bank of Nova Scotia	Banks	275,814	12,614,053
Barrick Gold Corp.	Metals & Mining	396,396	6,610,704
BCE, Inc.	Diversified Telecommunication Services	68,607	2,221,636
Brookfield Asset Management Ltd., Class A	Capital Markets	93,324	3,551,952
Brookfield Corp.	Capital Markets	335,412	13,947,413
Cameco Corp.	Oil, Gas & Consumable Fuels	97,944	4,817,927
Canadian Imperial Bank of Commerce, Class A	Banks	211,596	10,059,064
Canadian National Railway Co.	Ground Transportation	126,819	14,982,687
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	474,243	16,888,853
Canadian Pacific Kansas City Ltd.	Ground Transportation	210,672	16,587,716
Cenovus Energy, Inc.	Oil, Gas & Consumable Fuels	293,832	5,774,212
[a] CGI, Inc., Class A	IT Services	45,969	4,587,326
Constellation Software, Inc.	Software	4,476	12,894,256
Dollarama, Inc.	Broadline Retail	61,215	5,588,019
Enbridge, Inc.	Oil, Gas & Consumable Fuels	479,787	17,065,249
Fairfax Financial Holdings Ltd.	Insurance	4,826	5,488,982
Fortis, Inc.	Electric Utilities	111,111	4,317,442
Franco-Nevada Corp.	Metals & Mining	43,197	5,120,440
George Weston Ltd.	Consumer Staples Distribution & Retail	12,705	1,827,176
Great-West Lifeco, Inc.	Insurance	62,139	1,812,378
[b] Hydro One Ltd.	Electric Utilities	71,610	2,085,474
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	36,729	2,503,805
Intact Financial Corp.	Insurance	40,194	6,697,580
Loblaw Cos. Ltd.	Consumer Staples Distribution & Retail	33,033	3,831,138
Magna International, Inc.	Automobile Components	60,522	2,536,143
Manulife Financial Corp.	Insurance	407,715	10,854,721
Metro, Inc., Class A	Consumer Staples Distribution & Retail	46,431	2,571,714
National Bank of Canada	Banks	76,461	6,063,349
Nutrien Ltd.	Chemicals	111,573	5,679,146
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	124,047	4,601,619
Power Corp. of Canada	Insurance	123,123	3,421,008
Restaurant Brands International, Inc.	Hotels, Restaurants & Leisure	70,455	4,963,541
Royal Bank of Canada	Banks	318,087	33,857,837
Saputo, Inc.	Food Products	54,978	1,234,278
[a] Shopify, Inc., Class A	IT Services	272,349	17,994,719
Sun Life Financial, Inc.	Insurance	131,901	6,466,123
Suncor Energy, Inc.	Oil, Gas & Consumable Fuels	290,829	11,083,957
TC Energy Corp.	Oil, Gas & Consumable Fuels	234,234	8,877,389
Teck Resources Ltd., Class B	Metals & Mining	102,102	4,891,882
TELUS Corp.	Diversified Telecommunication Services	111,342	1,685,163
Thomson Reuters Corp.	Professional Services	31,185	5,255,653
Toronto-Dominion Bank	Banks	398,244	21,886,176
Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	75,306	3,414,870
Wheaton Precious Metals Corp.	Metals & Mining	102,102	5,352,268

			374,815,257

United States 2.7%
Waste Connections, Inc.	Commercial Services & Supplies	58,212	10,211,296

Total Common Stocks (Cost $374,231,661)			385,026,553

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Warrant 0.0%
Canada 0.0%
[a,c] Constellation Software, Inc.	Software	3,981	—

Total Warrants (Cost $0)			—

Total Investments before Short-Term Investments (Cost $374,231,661)			385,026,553

Short-Term Investments 0.3%
Time Deposits 0.3%
Canada 0.3%
Royal Bank of Canada, 4.65%, 7/02/2024		1,720,000	1,256,988

Money Market Funds 0.0%†
United States 0.0%†
[d,e] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	19,899	19,899

Total Short-Term Investments (Cost $1,276,887)			1,276,887

Total Investments (Cost $375,508,548) 99.8%			386,303,440
Other Assets, less Liabilities 0.2%			860,280

Net Assets 100.0%			$387,163,720

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $2,085,474, representing 0.5% of net assets.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
S&P/TSX 60 Index	Long	9	$1,723,901	9/19/24	$16,706

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 99.0%
China 95.8%
360 Security Technology, Inc., Class A	Software	33,000	$34,714
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	Entertainment	6,600	11,797
[a] 3peak, Inc., Class A	Semiconductors & Semiconductor Equipment	484	6,484
[a,b] 3SBio, Inc., Class A	Biotechnology	99,000	81,661
Addsino Co. Ltd., Class A	Communications Equipment	6,600	5,297
Advanced Micro-Fabrication Equipment, Inc. China, Class A	Semiconductors & Semiconductor Equipment	2,441	47,230
AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	6,600	18,143
AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	9,900	49,562
Agricultural Bank of China Ltd., Class A	Banks	320,100	191,161
Agricultural Bank of China Ltd., Class H	Banks	1,617,000	691,751
Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	38,384	54,257
[a] Air China Ltd., Class A	Passenger Airlines	36,300	36,694
[a] Air China Ltd., Class H	Passenger Airlines	90,000	41,845
[a,b] Akeso, Inc.	Biotechnology	36,200	175,033
Alibaba Group Holding Ltd., Class A	Broadline Retail	897,456	8,103,933
Aluminum Corp. of China Ltd., Class A	Metals & Mining	49,500	51,732
Aluminum Corp. of China Ltd., Class H	Metals & Mining	198,000	135,172
Amlogic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,794	14,576
[a] Angang Steel Co. Ltd., Class A	Metals & Mining	26,400	7,666
[a] Angang Steel Co. Ltd., Class H	Metals & Mining	84,000	13,126
Angel Yeast Co. Ltd., Class A	Food Products	3,300	12,624
[b] Angelalign Technology, Inc.	Health Care Equipment & Supplies	2,400	17,445
Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	7,716	9,026
Anhui Conch Cement Co. Ltd., Class A	Construction Materials	16,500	53,314
Anhui Conch Cement Co. Ltd., Class H	Construction Materials	64,310	153,209
Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	18,000	21,556
Anhui Gujing Distillery Co. Ltd., Class A	Beverages	1,800	52,039
Anhui Gujing Distillery Co. Ltd., Class B	Beverages	6,600	98,213
[a] Anhui Jianghuai Automobile Group Corp. Ltd., Class A	Automobiles	9,900	21,479
Anhui Zhongding Sealing Parts Co. Ltd., Class A	Automobile Components	6,600	11,065
Anjoy Foods Group Co. Ltd., Class A	Food Products	1,100	11,196
ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	66,120	635,167
Apeloa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,600	12,267
Asymchem Laboratories Tianjin Co. Ltd., Class A	Pharmaceuticals	1,200	10,815
Autohome, Inc., ADR	Interactive Media & Services	3,267	89,679
Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,300	17,972
AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	36,300	11,038
AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	132,000	59,344
Avicopter PLC, Class A	Aerospace & Defense	3,300	18,582
[a] BAIC BluePark New Energy Technology Co. Ltd., Class A	Automobiles	26,400	29,217
[b] BAIC Motor Corp. Ltd., Class H	Automobiles	132,000	33,814
[a] Baidu, Inc., Class A	Interactive Media & Services	117,150	1,279,176
Bank of Beijing Co. Ltd., Class A	Banks	75,900	60,713
Bank of Changsha Co. Ltd., Class A	Banks	16,500	18,487
Bank of Chengdu Co. Ltd., Class A	Banks	6,600	13,732
Bank of China Ltd., Class A	Banks	161,700	102,324
Bank of China Ltd., Class H	Banks	4,422,000	2,180,585
Bank of Communications Co. Ltd., Class A	Banks	145,200	148,564
Bank of Communications Co. Ltd., Class H	Banks	396,000	310,920
Bank of Guiyang Co. Ltd., Class A	Banks	16,500	11,910
Bank of Hangzhou Co. Ltd., Class A	Banks	23,100	41,290
Bank of Jiangsu Co. Ltd., Class A	Banks	69,300	70,526

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Bank of Nanjing Co. Ltd., Class A	Banks	36,300	51,659
Bank of Ningbo Co. Ltd., Class A	Banks	23,120	69,859
Bank of Qingdao Co. Ltd., Class A	Banks	19,800	9,139
Bank of Shanghai Co. Ltd., Class A	Banks	49,500	49,223
[a] Bank of Zhengzhou Co. Ltd., Class A	Banks	27,378	6,487
Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	69,300	63,122
BBMG Corp., Class A	Construction Materials	39,600	7,431
BBMG Corp., Class H	Construction Materials	132,000	9,468
[a] BeiGene Ltd.	Biotechnology	33,000	364,347
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	Water Utilities	33,000	12,114
[a] Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	66,000	21,810
Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	16,500	8,701
Beijing Easpring Material Technology Co. Ltd., Class A	Electrical Equipment	3,300	15,508
[a] Beijing E-Hualu Information Technology Co. Ltd., Class A	Software	3,300	7,607
Beijing Enlight Media Co. Ltd., Class A	Entertainment	13,200	15,205
Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	26,000	87,251
[a] Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	9,900	5,031
Beijing Jingneng Clean Energy Co. Ltd., Class H	Independent Power Producers & Energy Traders	66,000	15,724
Beijing Kingsoft Office Software, Inc., Class A	Software	1,829	56,993
Beijing New Building Materials PLC, Class A	Building Products	6,600	26,813
[a] Beijing Orient National Communication Science & Technology Co. Ltd., Class A	Software	6,600	5,532
Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	16,535	9,490
Beijing Roborock Technology Co. Ltd., Class A	Household Durables	529	28,447
Beijing Shiji Information Technology Co. Ltd., Class A	Software	12,524	9,829
[a] Beijing Shougang Co. Ltd., Class A	Metals & Mining	33,000	12,294
[a] Beijing Shunxin Agriculture Co. Ltd., Class A	Beverages	3,300	7,567
Beijing Sinnet Technology Co. Ltd., Class A	IT Services	6,800	7,870
Beijing Tiantan Biological Products Corp. Ltd., Class A	Biotechnology	7,920	26,469
Beijing Tongrentang Co. Ltd., Class A	Pharmaceuticals	6,600	34,542
Beijing Ultrapower Software Co. Ltd., Class A	IT Services	6,600	7,341
[a] Beijing United Information Technology Co. Ltd., Class A	Trading Companies & Distributors	2,523	6,777
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	Biotechnology	1,721	15,530
Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	13,200	15,965
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	3,737
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,660	3,835
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	Ground Transportation	105,600	77,672
Bethel Automotive Safety Systems Co. Ltd., Class A	Automobile Components	2,240	11,935
[a] Bilibili, Inc., Class Z	Entertainment	15,180	246,733
[a] Bloomage Biotechnology Corp. Ltd., Class A	Biotechnology	1,185	9,182
[b] Blue Moon Group Holdings Ltd.	Household Products	49,500	13,124
Bluefocus Intelligent Communications Group Co. Ltd., Class A	Media	9,900	7,377
BOC International China Co. Ltd., Class A	Capital Markets	3,300	4,104
BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	145,200	81,342
BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	39,600	12,934
Bright Dairy & Food Co. Ltd., Class A	Food Products	6,600	7,024
BTG Hotels Group Co. Ltd., Class A	Hotels, Restaurants & Leisure	3,300	5,582
BYD Co. Ltd., Class A	Automobiles	7,100	243,365
BYD Co. Ltd., Class H	Automobiles	51,871	1,541,367
BYD Electronic International Co. Ltd.	Communications Equipment	40,500	202,308
By-health Co. Ltd., Class A	Personal Care Products	6,600	12,249

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

C&D International Investment Group Ltd.	Real Estate Management & Development	33,000	61,373
C&S Paper Co. Ltd., Class A	Household Products	6,600	6,256
Caida Securities Co. Ltd., Class A	Capital Markets	6,600	5,180
Caitong Securities Co. Ltd., Class A	Capital Markets	19,860	17,981
[a] Cambricon Technologies Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,692	46,043
Canmax Technologies Co. Ltd., Class A	Chemicals	4,170	9,813
[a,b] CanSino Biologics, Inc., Class H	Biotechnology	5,300	13,265
[a] CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	16,500	10,645
CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	29,980	12,278
[a] Central China Securities Co. Ltd., Class A	Capital Markets	13,200	6,165
[a,c] Central China Securities Co. Ltd., Class H	Capital Markets	66,000	8,538
CETC Cyberspace Security Technology Co. Ltd., Class A	Software	3,300	6,432
CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	29,700	18,835
[b] CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	594,000	261,721
Changchun High-Tech Industry Group Co. Ltd., Class A	Pharmaceuticals	1,800	22,626
Changjiang Securities Co. Ltd., Class A	Capital Markets	23,100	15,282
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	Automobile Components	1,000	15,346
Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,600	26,388
Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	13,200	13,596
Chengxin Lithium Group Co. Ltd., Class A	Chemicals	3,300	6,066
China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	9,900	11,662
[a,b] China Bohai Bank Co. Ltd., Class H	Banks	165,000	20,077
China Cinda Asset Management Co. Ltd., Class H	Capital Markets	429,000	35,716
China CITIC Bank Corp. Ltd., Class A	Banks	92,400	84,796
[a] China CITIC Bank Corp. Ltd., Class H	Banks	495,000	317,641
[a,b] China CITIC Financial Asset Management Co. Ltd., Class H	Capital Markets	825,000	36,984
China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	19,800	33,846
[a] China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	115,000	134,334
China Communications Services Corp. Ltd., Class H	Construction & Engineering	132,000	71,179
[a] China Conch Venture Holdings Ltd.	Construction & Engineering	82,500	76,927
China Construction Bank Corp., Class A	Banks	33,000	33,448
China Construction Bank Corp., Class H	Banks	4,917,000	3,633,872
China CSSC Holdings Ltd., Class A	Machinery	16,500	92,005
[a] China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	66,000	36,251
[a] China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	66,000	16,569
[a] China Energy Engineering Corp. Ltd., Class A	Construction & Engineering	128,700	37,372
[a] China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	264,000	29,080
China Everbright Bank Co. Ltd., Class A	Banks	171,600	74,508
[a] China Everbright Bank Co. Ltd., Class H	Banks	165,000	51,355
[b] China Feihe Ltd.	Food Products	198,000	91,552
China Galaxy Securities Co. Ltd., Class A	Capital Markets	33,000	49,087
China Galaxy Securities Co. Ltd., Class H	Capital Markets	198,000	103,725
China Great Wall Securities Co. Ltd., Class A	Capital Markets	13,200	12,114
China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	13,200	15,820
[a] China Green Electricity Investment of Tianjin Co. Ltd., Class A	Real Estate Management & Development	6,600	8,615
China Hongqiao Group Ltd.	Metals & Mining	115,500	174,861
China International Capital Corp. Ltd., Class A	Capital Markets	3,300	13,384
[b] China International Capital Corp. Ltd., Class H	Capital Markets	79,200	88,153
China International Marine Containers Group Co. Ltd., Class A	Machinery	10,350	13,127
China International Marine Containers Group Co. Ltd., Class H	Machinery	36,300	32,732
China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	330,000	26,206
China Jushi Co. Ltd., Class A	Construction Materials	14,487	21,926
China Lesso Group Holdings Ltd.	Building Products	33,000	13,187
China Life Insurance Co. Ltd., Class H	Insurance	391,853	554,097

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a,b] China Literature Ltd., Class A	Media	19,800	63,782
China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	165,000	148,359
China Medical System Holdings Ltd.	Pharmaceuticals	66,000	55,962
China Meheco Group Co. Ltd., Class A	Health Care Providers & Services	6,640	9,204
China Meidong Auto Holdings Ltd.	Specialty Retail	22,000	5,917
China Merchants Bank Co. Ltd., Class A	Banks	75,900	355,441
China Merchants Bank Co. Ltd., Class H	Banks	200,500	910,383
[a] China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	33,000	38,194
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	Transportation Infrastructure	28,100	45,648
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	68,780	102,367
China Merchants Property Operation & Service Co. Ltd., Class A	Real Estate Management & Development	3,300	4,529
China Merchants Securities Co. Ltd., Class A	Capital Markets	29,700	56,586
[b] China Merchants Securities Co. Ltd., Class H	Capital Markets	19,800	15,647
[a] China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	Real Estate Management & Development	33,000	39,731
[a] China Minsheng Banking Corp. Ltd., Class A	Banks	125,400	65,097
China Minsheng Banking Corp. Ltd., Class H	Banks	346,500	119,829
China National Accord Medicines Corp. Ltd., Class B	Health Care Providers & Services	4,170	7,803
China National Building Material Co. Ltd., Class H	Construction Materials	264,000	94,679
[a] China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	26,400	29,796
China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	62,700	91,549
[a] China National Software & Service Co. Ltd., Class A	Software	4,170	17,089
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	Metals & Mining	13,200	31,098
China Oilfield Services Ltd., Class A	Energy Equipment & Services	6,600	15,549
China Oilfield Services Ltd., Class H	Energy Equipment & Services	100,000	96,063
China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	198,000	343,382
[a] China Pacific Insurance Group Co. Ltd., Class A	Insurance	26,400	100,742
China Pacific Insurance Group Co. Ltd., Class H	Insurance	132,000	322,248
China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	161,700	139,976
China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	1,254,000	812,721
China Railway Group Ltd., Class A	Construction & Engineering	82,500	73,676
China Railway Group Ltd., Class H	Construction & Engineering	231,000	127,521
China Railway Signal & Communication Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	28,578	23,486
[b] China Railway Signal & Communication Corp. Ltd., Class H	Electronic Equipment, Instruments & Components	66,000	28,404
China Rare Earth Resources & Technology Co. Ltd., Class A	Metals & Mining	6,600	22,916
[a] China Reinsurance Group Corp., Class H	Insurance	396,000	28,911
China Resources Building Materials Technology Holdings Ltd.	Construction Materials	132,000	23,332
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,300	8,850
China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	4,137	21,215
[b] China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	33,000	109,262
[b] China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	82,500	61,182
China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	101,700	311,975
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	5,850	34,118
[a] China Ruyi Holdings Ltd.	Entertainment	264,000	71,010
China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	26,400	160,443
China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	178,265	820,840
China South Publishing & Media Group Co. Ltd., Class A	Media	6,600	11,228
[a] China Southern Airlines Co. Ltd., Class A	Passenger Airlines	49,500	39,934

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] China Southern Airlines Co. Ltd., Class H	Passenger Airlines	86,000	32,164
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	13,200	7,955
China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	151,800	110,406
China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	99,000	44,888
China Taiping Insurance Holdings Co. Ltd.	Insurance	79,200	80,951
China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	95,700	57,151
China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	7,900	67,618
[b] China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	6,600	40,450
[b] China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	2,442,000	315,908
China TransInfo Technology Co. Ltd., Class A	IT Services	3,300	4,100
China United Network Communications Ltd., Class A	Wireless Telecommunication Services	105,600	67,981
China Vanke Co. Ltd., Class A	Real Estate Management & Development	39,600	37,588
China Vanke Co. Ltd., Class H	Real Estate Management & Development	118,800	70,756
China World Trade Center Co. Ltd., Class A	Real Estate Management & Development	3,300	9,926
China XD Electric Co. Ltd., Class A	Electrical Equipment	23,100	25,439
China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	95,700	379,085
China Zhenhua Group Science & Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,300	18,772
China Zheshang Bank Co. Ltd., Class A	Banks	42,900	16,218
Chinalin Securities Co. Ltd., Class A	Capital Markets	3,300	4,511
Chinese Universe Publishing & Media Group Co. Ltd., Class A	Media	6,600	13,415
Chongqing Brewery Co. Ltd., Class A	Beverages	1,700	14,134
Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	34,144	62,808
Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	86,372	40,601
Chongqing Fuling Zhacai Group Co. Ltd., Class A	Food Products	4,170	6,997
Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	19,800	13,614
Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	132,000	64,754
Chongqing Water Group Co. Ltd., Class A	Water Utilities	9,900	6,509
[a] Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	9,900	38,009
CITIC Ltd., Class B	Industrial Conglomerates	330,000	300,100
Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	20,680	38,438
CITIC Securities Co. Ltd., Class A	Capital Markets	46,200	115,360
CITIC Securities Co. Ltd., Class H	Capital Markets	86,200	126,969
CMOC Group Ltd., Class A	Metals & Mining	36,300	42,262
CMOC Group Ltd., Class H	Metals & Mining	201,000	183,818
CMST Development Co. Ltd., Class A	Air Freight & Logistics	9,900	6,522
CNGR Advanced Material Co. Ltd., Class A	Chemicals	4,580	19,441
CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	23,100	13,036
CNPC Capital Co. Ltd., Class A	Banks	19,800	14,970
Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	16,500	406,870
COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	46,200	16,326
COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	198,000	28,657
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	Oil, Gas & Consumable Fuels	13,200	28,223
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	Oil, Gas & Consumable Fuels	70,000	90,914
COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	48,180	102,222

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	148,500	259,819
[a,d] Country Garden Holdings Co. Ltd.	Real Estate Management & Development	770,000	47,833
Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	106,900	65,996
CRRC Corp. Ltd., Class A	Machinery	95,700	98,442
CRRC Corp. Ltd., Class H	Machinery	198,000	127,817
CSC Financial Co. Ltd., Class A	Capital Markets	19,800	52,179
[b] CSC Financial Co. Ltd., Class H	Capital Markets	33,000	24,473
CSG Holding Co. Ltd., Class A	Construction Materials	6,600	4,556
CSG Holding Co. Ltd., Class B	Construction Materials	52,800	17,448
CSPC Innovation Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,900	16,933
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	440,000	350,539
Daan Gene Co. Ltd., Class A	Biotechnology	4,540	3,109
[a] Dada Nexus Ltd., Class A, ADR	Consumer Staples Distribution & Retail	4,290	5,405
Daqin Railway Co. Ltd., Class A	Ground Transportation	59,400	58,254
[a] Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	2,673	39,026
Datang International Power Generation Co. Ltd., Class A	Independent Power Producers & Energy Traders	29,700	12,245
Datang International Power Generation Co. Ltd., Class H	Independent Power Producers & Energy Traders	132,000	28,235
DHC Software Co. Ltd., Class A	IT Services	19,800	12,258
Dian Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	3,300	5,424
Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	4,460	7,471
Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	3,300	28,295
Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	9,900	25,018
Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	19,800	31,549
[a] Dongfeng Motor Group Co. Ltd., Class H	Automobiles	122,800	35,075
Dongguan Yiheda Automation Co. Ltd., Class A	Machinery	3,300	8,886
Dongxing Securities Co. Ltd., Class A	Capital Markets	13,200	14,392
[a,b] East Buy Holding Ltd.	Consumer Staples Distribution & Retail	22,500	36,369
East Group Co. Ltd., Class A	Electrical Equipment	9,900	5,438
East Money Information Co. Ltd., Class A	Capital Markets	62,776	90,800
[a] Eastern Air Logistics Co. Ltd., Class A	Air Freight & Logistics	6,600	18,396
Eastroc Beverage Group Co. Ltd., Class A	Beverages	700	20,686
Ecovacs Robotics Co. Ltd., Class A	Household Durables	2,200	14,217
ENN Energy Holdings Ltd.	Gas Utilities	39,600	326,390
ENN Natural Gas Co. Ltd., Class A	Gas Utilities	13,200	37,607
[a] Eoptolink Technology, Inc. Ltd., Class A	Electronic Equipment, Instruments & Components	3,300	47,709
Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	13,200	5,135
Eve Energy Co. Ltd., Class A	Electrical Equipment	7,600	41,556
Everbright Securities Co. Ltd., Class A	Capital Markets	19,800	39,650
[a] Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	16,500	9,741
FAW Jiefang Group Co. Ltd.	Machinery	9,900	10,618
Fiberhome Telecommunication Technologies Co. Ltd., Class A	Communications Equipment	6,600	14,374
Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	13,200	4,249
First Capital Securities Co. Ltd., Class A	Capital Markets	19,800	13,804
Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,600	18,170
Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	23,000	33,878
Focus Media Information Technology Co. Ltd., Class A	Media	56,100	46,565
Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	18,873	89,106
Fosun International Ltd.	Industrial Conglomerates	115,500	62,133
Founder Securities Co. Ltd., Class A	Capital Markets	36,300	38,434
Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	46,200	173,388
Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	8,340	13,320
Fujian Sunner Development Co. Ltd., Class A	Food Products	6,600	12,331
Full Truck Alliance Co. Ltd., ADR	Ground Transportation	35,310	283,892
Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	9,900	64,953
[b] Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	32,600	189,360
GalaxyCore, Inc., Class A	Semiconductors & Semiconductor Equipment	13,200	21,895
Gan & Lee Pharmaceuticals Co. Ltd., Class A	Biotechnology	3,300	20,937
Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	6,860	26,920

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[b] Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	22,460	43,784
G-bits Network Technology Xiamen Co. Ltd., Class A	Entertainment	300	7,315
[a] GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	26,400	7,015
[a] GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	1,089,000	161,800
GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	66,000	54,150
[a] GDS Holdings Ltd., Class A	IT Services	36,300	43,379
GEM Co. Ltd., Class A	Metals & Mining	23,100	20,155
Gemdale Corp., Class A	Real Estate Management & Development	19,800	9,221
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	56,107	59,791
GF Securities Co. Ltd., Class A	Capital Markets	23,100	38,506
GF Securities Co. Ltd., Class H	Capital Markets	59,400	49,225
[b] Giant Biogene Holding Co. Ltd.	Personal Care Products	19,800	116,278
Giant Network Group Co. Ltd., Class A	Entertainment	13,200	17,068
[a] GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	3,348	43,849
Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	2,350	13,403
Glarun Technology Co. Ltd., Class A	Communications Equipment	6,600	12,349
GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	13,200	35,274
Goldwind Science & Technology Co. Ltd., Class A	Electrical Equipment	13,200	12,150
Goldwind Science & Technology Co. Ltd., Class H	Electrical Equipment	33,000	13,441
Goneo Group Co. Ltd., Class A	Electrical Equipment	2,175	22,975
GoodWe Technologies Co. Ltd., Class A	Electrical Equipment	634	4,873
Gotion High-tech Co. Ltd., Class A	Electrical Equipment	6,600	17,312
[a] Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	19,800	6,346
Great Wall Motor Co. Ltd., Class A	Automobiles	9,900	34,307
Great Wall Motor Co. Ltd., Class H	Automobiles	115,500	178,116
Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	16,500	88,638
[a] Greenland Holdings Corp. Ltd., Class A	Real Estate Management & Development	66,000	12,204
Greentown China Holdings Ltd.	Real Estate Management & Development	66,000	51,905
GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	9,900	14,184
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,900	6,916
Guangdong Electric Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	9,900	6,888
Guangdong Electric Power Development Co. Ltd., Class B	Independent Power Producers & Energy Traders	46,200	12,427
[a] Guangdong Golden Dragon Development, Inc., Class A	Capital Markets	3,300	3,390
Guangdong Haid Group Co. Ltd., Class A	Food Products	6,800	43,822
Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	13,200	12,728
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	Household Durables	3,300	6,360
Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	26,400	24,227
[a] Guangshen Railway Co. Ltd., Class A	Ground Transportation	26,400	11,716
Guangshen Railway Co. Ltd., Class H	Ground Transportation	66,000	17,921
Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	16,500	17,334
Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	6,600	10,116
Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	13,200	13,994
Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	178,000	62,925
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	Health Care Providers & Services	6,600	26,514
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	Health Care Providers & Services	11,700	30,946
Guangzhou Haige Communications Group, Inc. Co., Class A	Communications Equipment	9,900	14,048
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	3,300	12,290
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,300	13,348

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Guangzhou Tinci Materials Technology Co. Ltd., Class A	Chemicals	8,260	19,867
Guangzhou Wondfo Biotech Co. Ltd., Class A	Health Care Equipment & Supplies	1,300	4,345
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	Capital Markets	9,900	6,726
Guangzhou Zhujiang Brewery Co. Ltd., Class A	Beverages	6,600	6,708
[a] Guolian Securities Co. Ltd., Class A	Capital Markets	10,800	14,260
Guosen Securities Co. Ltd., Class A	Capital Markets	26,400	31,423
[a] Guosheng Financial Holding, Inc., Class A	Capital Markets	9,900	11,485
Guotai Junan Securities Co. Ltd., Class A	Capital Markets	33,000	61,246
[b] Guotai Junan Securities Co. Ltd., Class H	Capital Markets	39,600	39,309
Guoyuan Securities Co. Ltd., Class A	Capital Markets	19,800	16,435
H World Group Ltd.	Hotels, Restaurants & Leisure	102,340	340,810
[b] Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	79,000	142,065
Haier Smart Home Co. Ltd., Class A	Household Durables	23,100	89,795
Haier Smart Home Co. Ltd., Class H	Household Durables	125,400	419,210
[a] Hainan Airlines Holding Co. Ltd., Class A	Passenger Airlines	174,900	24,435
[a] Hainan Airport Infrastructure Co. Ltd., Class A	Real Estate Management & Development	56,100	24,128
Haitian International Holdings Ltd.	Machinery	33,000	93,834
Haitong Securities Co. Ltd., Class A	Capital Markets	42,900	50,299
Haitong Securities Co. Ltd., Class H	Capital Markets	184,800	85,922
Hang Zhou Great Star Industrial Co. Ltd., Class A	Household Durables	6,600	22,329
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	Real Estate Management & Development	13,200	13,126
Hangzhou Chang Chuan Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,300	12,281
Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	5,342	10,756
Hangzhou Lion Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,300	10,459
Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	3,300	10,057
Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	3,300	9,989
[a] Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,600	15,829
Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	3,300	21,967
[b] Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	6,600	23,332
Han’s Laser Technology Industry Group Co. Ltd., Class A	Machinery	3,300	9,402
[b] Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	55,000	114,968
Haohua Chemical Science & Technology Co. Ltd., Class A	Chemicals	3,300	13,063
Harbin Boshi Automation Co. Ltd., Class A	Machinery	3,300	5,546
Hefei Meiya Optoelectronic Technology, Inc., Class A	Machinery	4,080	9,221
Heilongjiang Agriculture Co. Ltd., Class A	Food Products	6,600	11,291
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	Metals & Mining	9,900	27,432
Henan Shuanghui Investment & Development Co. Ltd., Class A	Food Products	13,200	42,976
Hengan International Group Co. Ltd.	Personal Care Products	36,300	110,657
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,600	11,273
Hengli Petrochemical Co. Ltd., Class A	Chemicals	13,200	25,222
Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	9,900	21,384
Hengyi Petrochemical Co. Ltd., Class A	Chemicals	13,200	12,819
Hesteel Co. Ltd., Class A	Metals & Mining	46,200	12,276
Hisense Home Appliances Group Co. Ltd., Class H	Household Durables	22,000	72,418
Hithink RoyalFlush Information Network Co. Ltd., Class A	Capital Markets	2,500	35,510
HLA Group Corp. Ltd., Class A	Specialty Retail	23,100	29,235
[a] Hopson Development Holdings Ltd.	Real Estate Management & Development	59,450	27,260

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Horizon Construction Development Ltd.	Trading Companies & Distributors	18,333	3,522
[a] Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	3,300	21,113
Hoyuan Green Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,360	7,865
[b] Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	33,000	93,200
Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	29,700	28,232
Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	66,000	39,985
Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	9,900	37,711
[a] Huafon Chemical Co. Ltd., Class A	Chemicals	16,500	16,204
Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,300	13,528
Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	9,900	22,700
Hualan Biological Engineering, Inc., Class A	Biotechnology	7,260	15,702
Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	26,400	38,981
[a] Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	29,700	39,134
[a] Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	230,000	170,569
Huapont Life Sciences Co. Ltd., Class A	Chemicals	6,600	3,435
Huatai Securities Co. Ltd., Class A	Capital Markets	33,000	56,003
[b] Huatai Securities Co. Ltd., Class H	Capital Markets	72,600	80,249
Huaxi Securities Co. Ltd., Class A	Capital Markets	9,900	8,936
Huaxia Bank Co. Ltd., Class A	Banks	56,100	49,178
Huaxin Cement Co. Ltd., Class A	Construction Materials	6,600	12,430
Huaxin Cement Co. Ltd., Class H	Construction Materials	17,700	17,094
Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	13,200	29,615
[a] Hubei Biocause Pharmaceutical Co. Ltd., Class A	Insurance	16,500	3,955
Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	29,700	24,449
Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	6,600	17,248
Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	2,300	27,436
Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	6,600	15,522
Hunan Gold Corp. Ltd., Class A	Metals & Mining	3,300	8,181
Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	26,400	16,019
Hundsun Technologies, Inc., Class A	Software	7,706	18,640
[a,b] Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	19,800	71,390
Hygon Information Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,678	83,584
IEIT Systems Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	6,708	33,417
Iflytek Co. Ltd., Class A	Software	9,900	58,240
Imeik Technology Development Co. Ltd., Class A	Biotechnology	1,120	26,401
Industrial & Commercial Bank of China Ltd., Class A	Banks	283,800	221,571
Industrial & Commercial Bank of China Ltd., Class H	Banks	4,158,000	2,471,132
[a] Industrial Bank Co. Ltd., Class A	Banks	75,900	183,178
Industrial Securities Co. Ltd., Class A	Capital Markets	34,890	24,181
Ingenic Semiconductor Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,300	17,465
[a] Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	158,400	30,375
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	9,900	28,612
Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	8,920	12,120
Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	25,420	21,200
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	Chemicals	33,000	16,679
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	23,100	81,758
Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	56,100	100,756
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	16,500	15,617
[a,b] Innovent Biologics, Inc., Class B	Biotechnology	77,000	362,938
Intco Medical Technology Co. Ltd., Class A	Health Care Equipment & Supplies	1,890	6,940
[a] iQIYI, Inc., ADR	Entertainment	24,123	88,531
[a] IRICO Display Devices Co. Ltd., Class A	Electronic Equipment, Instruments & Components	16,500	15,391
Isoftstone Information Technology Group Co. Ltd., Class A	IT Services	3,300	15,915

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	13,892	21,311
Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	3,300	12,299
Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	4,080	18,045
JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,600	28,666
[a,b] JD Health International, Inc.	Consumer Staples Distribution & Retail	56,100	152,692
[a,b] JD Logistics, Inc.	Air Freight & Logistics	89,100	95,635
JD.com, Inc., Class A	Broadline Retail	125,400	1,659,172
Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	16,500	18,012
Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	6,600	11,390
[a] Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	66,000	70,418
Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	4,580	29,221
[a] Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	26,400	139,072
Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	4,900	31,007
Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	9,900	8,502
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,300	10,731
Jiangsu Pacific Quartz Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	7,300
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	Media	9,900	14,862
Jiangsu Yanghe Distillery Co. Ltd., Class A	Beverages	6,600	72,989
Jiangsu Yangnong Chemical Co. Ltd., Class A	Chemicals	2,170	16,778
Jiangsu Yoke Technology Co. Ltd., Class A	Chemicals	3,300	28,435
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	Health Care Equipment & Supplies	3,600	18,540
Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	13,200	28,657
Jiangxi Copper Co. Ltd., Class A	Metals & Mining	9,900	32,110
Jiangxi Copper Co. Ltd., Class H	Metals & Mining	66,000	131,706
[a] Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	6,600	7,368
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	6,600	12,114
Jinduicheng Molybdenum Co. Ltd., Class A	Metals & Mining	13,200	18,821
[a,c] Jinke Smart Services Group Co. Ltd., Class H	Real Estate Management & Development	13,200	12,494
Jinko Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	26,400	25,674
[b] Jinxin Fertility Group Ltd.	Health Care Providers & Services	126,000	44,865
JiuGui Liquor Co. Ltd., Class A	Beverages	1,600	9,614
[b] Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	51,000	26,456
Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	13,200	12,114
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	9,900	15,147
Joinn Laboratories China Co. Ltd., Class A	Life Sciences Tools & Services	1,960	3,562
[b] Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	5,972	5,737
Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	23,172	15,489
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	Food Products	3,300	10,256
Joyoung Co. Ltd., Class A	Household Durables	3,300	4,737
JOYY, Inc., ADR	Interactive Media & Services	1,584	47,663
Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	9,900	14,902
[a] J-Yuan Trust Co. Ltd., Class A	Capital Markets	39,600	14,699
Kaishan Group Co. Ltd., Class A	Machinery	3,300	4,565
Kanzhun Ltd., ADR	Interactive Media & Services	17,226	324,021
KE Holdings, Inc., ADR	Real Estate Management & Development	33,033	467,417
[a] Keda Industrial Group Co. Ltd., Class A	Machinery	6,600	7,621
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	36,800	86,634
[a] Kingdee International Software Group Co. Ltd.	Software	150,000	140,636
Kingnet Network Co. Ltd., Class A	Entertainment	9,900	12,950
[a] Kingsoft Cloud Holdings Ltd.	IT Services	66,000	11,581
Kingsoft Corp. Ltd.	Entertainment	46,200	133,439
[a,b] Kuaishou Technology, Class B	Interactive Media & Services	148,500	877,792
[a] Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	9,900	23,527
Kunlun Tech Co. Ltd., Class A	Entertainment	5,900	26,054
Kweichow Moutai Co. Ltd., Class A	Beverages	4,650	934,598
Lakala Payment Co. Ltd., Class A	Financial Services	3,300	5,618
Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	13,200	48,484
LB Group Co. Ltd., Class A	Chemicals	9,900	25,181

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	66,000	19,528
[b] Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	29,700	22,368
Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	19,800	49,494
Leo Group Co. Ltd., Class A	Media	36,300	7,110
Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	9,900	20,123
Levima Advanced Materials Corp., Class A	Chemicals	3,300	6,197
Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,900	6,102
[a] Li Auto, Inc., Class A	Automobiles	58,462	526,408
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	115,500	250,013
Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	75,900	12,787
Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	33,000	32,183
Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	3,300	16,819
Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	6,600	21,726
[b] Longfor Group Holdings Ltd.	Real Estate Management & Development	124,170	170,492
[a] LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	29,700	57,034
Longshine Technology Group Co. Ltd., Class A	Software	6,600	7,693
[a] Loongson Technology Corp. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,883	22,678
Lufax Holding Ltd., ADR	Consumer Finance	9,783	23,186
Luxi Chemical Group Co. Ltd., Class A	Chemicals	6,600	10,477
[a] Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	26,199	141,063
[a,b] Luye Pharma Group Ltd.	Pharmaceuticals	99,000	34,237
Luzhou Laojiao Co. Ltd., Class A	Beverages	5,500	108,096
Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	26,400	7,304
Mango Excellent Media Co. Ltd., Class A	Entertainment	7,530	21,556
Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,432	25,896
Meihua Holdings Group Co. Ltd., Class A	Chemicals	13,200	18,116
[a] Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	Health Care Providers & Services	16,500	8,543
[a,b] Meituan, Class B	Hotels, Restaurants & Leisure	282,020	4,013,170
Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	59,400	25,222
Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	165,000	33,814
[a] Microport Scientific Corp.	Health Care Equipment & Supplies	49,500	33,413
[a] Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	9,900	12,801
MINISO Group Holding Ltd.	Broadline Retail	19,392	93,018
[a] Minth Group Ltd.	Automobile Components	41,500	64,530
Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,245	33,235
Muyuan Foods Co. Ltd., Class A	Food Products	20,260	120,991
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	4,145	6,745
NARI Technology Co. Ltd., Class A	Electrical Equipment	29,788	101,839
[a] National Silicon Industry Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	13,365	25,281
NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,200	96,394
[a] NavInfo Co. Ltd., Class A	Software	9,900	8,434
NetEase, Inc.	Entertainment	95,700	1,827,608
New China Life Insurance Co. Ltd., Class A	Insurance	9,900	40,721
New China Life Insurance Co. Ltd., Class H	Insurance	39,600	75,574
[a] New Hope Liuhe Co. Ltd., Class A	Food Products	19,800	24,788
[a] New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	79,200	605,610
Newland Digital Technology Co. Ltd., Class A	Software	3,300	6,287
[a] Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	89,000	37,048
[a] Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	6,600	23,884
Ningbo Deye Technology Co. Ltd., Class A	Machinery	2,464	25,089
Ningbo Joyson Electronic Corp., Class A	Automobile Components	6,600	13,397
Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	3,300	22,062
[a] Ningbo Ronbay New Energy Technology Co. Ltd., Class A	Electrical Equipment	1,410	4,496
Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	6,600	31,640
Ningbo Shanshan Co. Ltd., Class A	Chemicals	9,900	11,011
Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	3,300	24,232
Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	26,400	12,294
[a] Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	9,900	23,500

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] NIO, Inc., Class A	Automobiles	70,620	307,991
[b] Nongfu Spring Co. Ltd., Class H	Beverages	92,200	437,535
North Industries Group Red Arrow Co. Ltd., Class A	Machinery	3,300	6,631
Northeast Securities Co. Ltd., Class A	Capital Markets	9,900	7,567
Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	16,500	13,357
[a] OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	13,200	14,121
Oppein Home Group, Inc., Class A	Household Durables	900	6,603
ORG Technology Co. Ltd., Class A	Containers & Packaging	9,900	5,641
Orient Securities Co. Ltd., Class A	Capital Markets	30,324	31,567
[b] Orient Securities Co. Ltd., Class H	Capital Markets	39,600	15,521
[a] Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	6,600	7,422
[a] Ourpalm Co. Ltd., Class A	Entertainment	9,900	5,655
Ovctek China, Inc., Class A	Health Care Equipment & Supplies	4,020	8,634
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	Metals & Mining	36,300	12,430
[a] PDD Holdings, Inc., ADR	Broadline Retail	37,257	4,953,318
People.cn Co. Ltd., Class A	Media	5,300	14,512
People’s Insurance Co. Group of China Ltd., Class A	Insurance	49,500	34,917
[a] People’s Insurance Co. Group of China Ltd., Class H	Insurance	429,000	147,260
Perfect World Co. Ltd., Class A	Entertainment	3,300	3,435
PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	95,700	135,275
PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	1,098,000	1,111,023
Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	6,650	16,924
[b] Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	16,900	18,291
[a] PICC Property & Casualty Co. Ltd., Class H	Insurance	354,000	439,813
Ping An Bank Co. Ltd., Class A	Banks	72,600	100,932
[a,b] Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	29,700	43,519
Ping An Insurance Group Co. of China Ltd., Class A	Insurance	39,600	224,338
Ping An Insurance Group Co. of China Ltd., Class H	Insurance	330,200	1,497,180
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	9,900	15,187
[a] Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	46,200	55,434
[c] Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	7,600	28,132
[b] Pop Mart International Group Ltd.	Specialty Retail	39,600	194,008
Porton Pharma Solutions Ltd., Class A	Pharmaceuticals	3,300	5,401
Postal Savings Bank of China Co. Ltd., Class A	Banks	85,800	59,583
[b] Postal Savings Bank of China Co. Ltd., Class H	Banks	561,000	329,095
Power Construction Corp. of China Ltd., Class A	Construction & Engineering	69,300	53,061
Pylon Technologies Co. Ltd., Class A	Electrical Equipment	854	4,645
Qifu Technology, Inc., ADR	Consumer Finance	6,138	121,103
Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	3,300	9,094
[a] Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	23,100	55,212
[a] Raytron Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,517	5,812
[b] Red Star Macalline Group Corp. Ltd., Class H	Real Estate Management & Development	40,800	7,159
[a,b] Remegen Co. Ltd., Class H	Biotechnology	7,500	23,535
RLX Technology, Inc., ADR	Tobacco	44,946	82,701
Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	39,600	52,396
SAIC Motor Corp. Ltd., Class A	Automobiles	29,800	56,573
Sailun Group Co. Ltd., Class A	Automobile Components	13,200	25,312
Sanan Optoelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	23,100	37,082
[a] Sansteel Minguang Co. Ltd. Fujian, Class A	Metals & Mining	9,900	4,000
Sany Heavy Equipment International Holdings Co. Ltd.	Machinery	48,000	29,879
Sany Heavy Industry Co. Ltd., Class A	Machinery	33,000	74,580
Satellite Chemical Co. Ltd., Class A	Chemicals	13,246	32,621
[a] SDIC Capital Co. Ltd., Class A	Capital Markets	19,800	15,323
SDIC Power Holdings Co. Ltd., Class A	Independent Power Producers & Energy Traders	29,700	74,201
Sealand Securities Co. Ltd., Class A	Capital Markets	19,800	7,892
[a] Seazen Group Ltd.	Real Estate Management & Development	132,000	22,994

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	9,900	12,028
[a,b] SenseTime Group, Inc., Class B	Software	1,122,000	189,697
[a] Seres Group Co. Ltd., Class A	Automobiles	6,600	82,373
SF Holding Co. Ltd., Class A	Air Freight & Logistics	19,800	96,792
SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	2,657	30,126
Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	36,300	128,129
Shaanxi International Trust Co. Ltd., Class A	Capital Markets	23,100	8,701
[a] Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	14,650	19,986
[a] Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	39,600	7,456
[a] Shandong Chenming Paper Holdings Ltd., Class H	Paper & Forest Products	16,500	3,635
Shandong Denghai Seeds Co. Ltd., Class A	Food Products	3,300	3,652
Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	13,884	52,068
[b] Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	33,000	65,684
[a] Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	Machinery	3,300	17,253
Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	13,200	16,001
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	Chemicals	9,980	36,416
Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	3,300	5,203
Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	3,300	8,303
Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	46,200	24,110
Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	3,300	11,454
Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	9,900	18,916
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	Health Care Equipment & Supplies	132,000	62,894
[a] Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,660	8,256
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	Beverages	4,340	10,005
Shanghai Baosight Software Co. Ltd., Class A	Software	5,203	22,755
Shanghai Baosight Software Co. Ltd., Class B	Software	36,334	58,825
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	716	18,099
Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	29,700	8,746
[a] Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	39,600	20,069
[a] Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	132,000	25,868
Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	13,200	17,881
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	13,200	40,029
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	Pharmaceuticals	33,000	55,878
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	891	3,830
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	15,000	23,362
[a] Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	9,900	43,731
Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	39,600	31,351
[a] Shanghai Jinjiang International Hotels Co. Ltd., Class A	Hotels, Restaurants & Leisure	3,300	10,387
[a] Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	9,900	13,355
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	Real Estate Management & Development	3,300	4,615
Shanghai Jinqiao Export Processing Zone
Development Co. Ltd., Class B	Real Estate Management & Development	23,100	20,513
[a] Shanghai Junshi Biosciences Co. Ltd., Class A	Biotechnology	3,185	12,673
[a,b] Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	6,600	9,891
[a] Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	7,400	9,234
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	Real Estate Management & Development	9,900	11,960

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	Real Estate Management & Development	59,400	23,344
Shanghai Mechanical & Electrical Industry Co. Ltd., Class B	Machinery	13,200	11,246
Shanghai Moons’ Electric Co. Ltd., Class A	Electrical Equipment	3,300	18,184
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	13,200	34,551
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	42,900	64,509
Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	112,215	126,496
Shanghai Putailai New Energy Technology Co. Ltd., Class A	Chemicals	8,079	15,636
Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	33,000	35,347
Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	13,200	12,150
Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	16,500	14,758
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class B	Trading Companies & Distributors	13,200	9,702
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	16,500	11,639
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	Real Estate Management & Development	6,600	16,706
[a] Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	59,400	11,642
[a] Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	23,100	32,621
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	9,900	24,584
[a] Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	19,800	12,909
Shanxi Securities Co. Ltd., Class A	Capital Markets	16,700	10,751
[a] Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	26,400	12,222
[a] Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	4,520	130,557
[a] Shanying International Holding Co. Ltd., Class A	Paper & Forest Products	19,800	4,068
Shenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	19,800	23,947
Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	6,600	7,793
Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	9,900	28,557
Shennan Circuits Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	8,692
Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	99,000	58,444
[a,b] Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	79,200	15,013
Shenzhen Agricultural Products Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	6,600	4,393
Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	6,600	5,777
Shenzhen Capchem Technology Co. Ltd., Class A	Chemicals	3,380	13,222
[a] Shenzhen Dynanonic Co. Ltd., Class A	Chemicals	864	3,337
Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	19,800	19,798
[a] Shenzhen Everwin Precision Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,600	10,839
Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	38,000	35,433
Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	10,600	9,699
Shenzhen Goodix Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,300	31,075
Shenzhen Huaqiang Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,300	4,023
Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	10,050	70,617
Shenzhen International Holdings Ltd.	Transportation Infrastructure	82,500	65,832
Shenzhen Investment Ltd.	Real Estate Management & Development	132,000	15,724
Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,600	13,669
Shenzhen Kangtai Biological Products Co. Ltd., Class A	Biotechnology	4,860	10,391
Shenzhen Kedali Industry Co. Ltd., Class A	Automobile Components	1,800	18,831
[a] Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	Software	3,300	4,488

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	Health Care Equipment & Supplies	4,800	191,261
Shenzhen MTC Co. Ltd., Class A	Household Durables	23,100	15,219
[a] Shenzhen Overseas Chinese Town Co. Ltd., Class A	Real Estate Management & Development	36,300	10,143
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	3,300	12,037
Shenzhen SC New Energy Technology Corp., Class A	Semiconductors & Semiconductor Equipment	1,100	8,138
Shenzhen Senior Technology Material Co. Ltd., Class A	Chemicals	6,600	7,413
Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	3,300	8,850
Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	4,314	45,227
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	9,900	6,143
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	Containers & Packaging	3,300	11,567
[a] Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	Metals & Mining	16,500	9,582
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	39,600	387,763
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	6,600	5,795
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	7,280	15,286
[a] Siasun Robot & Automation Co. Ltd., Class A	Machinery	6,600	8,805
Sichuan Changhong Electric Co. Ltd., Class A	Household Durables	19,800	12,177
Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	19,800	50,850
[a] Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	39,600	8,950
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,600	27,418
[a] Sichuan New Energy Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	6,600	9,736
[a] Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	27,560	29,784
Sichuan Swellfun Co. Ltd., Class A	Beverages	2,400	12,370
Sichuan Yahua Industrial Group Co. Ltd., Class A	Chemicals	3,300	4,032
Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	3,300	30,239
Sinoma International Engineering Co., Class A	Construction & Engineering	9,900	16,353
Sinoma Science & Technology Co. Ltd., Class A	Chemicals	6,600	11,662
Sinomine Resource Group Co. Ltd., Class A	Metals & Mining	3,340	12,260
Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	82,500	57,061
[a] Sinopec Oilfield Service Corp., Class H	Energy Equipment & Services	132,000	8,623
[a] Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	26,400	9,438
[a] Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	198,000	27,897
Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	67,200	178,600
Sinotrans Ltd., Class A	Air Freight & Logistics	16,500	12,724
Sinotrans Ltd., Class H	Air Freight & Logistics	99,000	48,185
Sinotruk Hong Kong Ltd.	Machinery	33,000	85,803
Skshu Paint Co. Ltd., Class A	Chemicals	3,372	16,752
[b] Smoore International Holdings Ltd.	Tobacco	93,770	113,738
Songcheng Performance Development Co. Ltd., Class A	Hotels, Restaurants & Leisure	10,560	11,615
SooChow Securities Co. Ltd., Class A	Capital Markets	20,004	16,166
Southwest Securities Co. Ltd., Class A	Capital Markets	29,700	14,563
[a] Spring Airlines Co. Ltd., Class A	Passenger Airlines	3,800	29,319
StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	1,260	14,861
STO Express Co. Ltd., Class A	Air Freight & Logistics	6,600	7,594
Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	115,500	22,043
Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	9,240	78,506
Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	33,000	203,941
[a] Sunresin New Materials Co. Ltd., Class A	Chemicals	3,300	18,876
Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	6,600	13,714
SUPCON Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,594	13,395

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,600	18,713
Suzhou Maxwell Technologies Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,024	16,758
Suzhou TFC Optical Communication Co. Ltd., Class A	Communications Equipment	2,100	25,433
Taiji Computer Corp. Ltd., Class A	IT Services	3,300	10,193
[a] TAL Education Group, ADR	Diversified Consumer Services	20,724	221,125
[a] Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	13,200	7,341
TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	23,100	14,871
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	Chemicals	10,100	6,945
TBEA Co. Ltd., Class A	Electrical Equipment	20,420	38,793
TCL Technology Group Corp., Class A	Electronic Equipment, Instruments & Components	72,680	43,006
[a] TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	16,500	19,549
Tencent Holdings Ltd.	Interactive Media & Services	331,614	15,817,436
Tencent Music Entertainment Group, ADR	Entertainment	32,901	462,259
Thunder Software Technology Co. Ltd., Class A	Software	1,500	9,367
Tian Di Science & Technology Co. Ltd., Class A	Machinery	16,500	15,571
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	13,200	5,514
[a] Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	13,200	13,162
Tianqi Lithium Corp., Class A	Chemicals	6,600	27,039
Tianqi Lithium Corp., Class H	Chemicals	6,600	18,936
Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	9,900	10,997
TianShan Material Co. Ltd., Class A	Construction Materials	9,900	7,322
Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	16,500	18,419
Tingyi Cayman Islands Holding Corp.	Food Products	102,000	122,937
[a] Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	6,600	8,082
[c] Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	62,800	124,998
TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,600	20,241
[a] Tongkun Group Co. Ltd., Class A	Chemicals	9,900	21,642
Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	46,200	22,844
Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	16,500	43,189
[a] Topchoice Medical Corp., Class A	Health Care Providers & Services	1,200	8,884
[a] Topsec Technologies Group, Inc., Class A	Software	6,600	4,402
[b] Topsports International Holdings Ltd.	Specialty Retail	165,000	87,705
Towngas Smart Energy Co. Ltd.	Gas Utilities	66,000	23,585
TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	48,000	56,316
Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	9,141	21,185
[a] Trip.com Group Ltd.	Hotels, Restaurants & Leisure	27,979	1,342,436
Tsingtao Brewery Co. Ltd., Class A	Beverages	3,300	32,892
[a] Tsingtao Brewery Co. Ltd., Class H	Beverages	31,768	211,993
[a] Tuya, Inc., ADR	Software	11,649	19,920
Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,399	24,489
Uni-President China Holdings Ltd.	Food Products	66,000	60,274
Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	6,600	20,204
Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,300	7,255
Valiant Co. Ltd., Class A	Chemicals	3,300	4,520
Vipshop Holdings Ltd., ADR	Broadline Retail	18,216	237,172
Walvax Biotechnology Co. Ltd., Class A	Biotechnology	6,600	10,288
[a] Wanda Film Holding Co. Ltd., Class A	Entertainment	9,900	16,394
Wangsu Science & Technology Co. Ltd., Class A	IT Services	9,900	10,712
Wanhua Chemical Group Co. Ltd., Class A	Chemicals	11,900	131,798
Want Want China Holdings Ltd.	Food Products	231,000	139,652
Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	17,000	10,385
Weibo Corp., ADR	Interactive Media & Services	3,993	30,666
Weichai Power Co. Ltd., Class A	Machinery	26,400	58,724
Weichai Power Co. Ltd., Class H	Machinery	99,000	189,443
Weifu High-Technology Group Co. Ltd., Class A	Automobile Components	3,300	7,359
Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	9,900	14,773
Wens Foodstuffs Group Co. Ltd., Class A	Food Products	23,100	62,711

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Western Mining Co. Ltd., Class A	Metals & Mining	9,900	24,340
Western Securities Co. Ltd., Class A	Capital Markets	19,800	16,787
[a] Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	3,099	16,266
Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	4,500	61,248
[a] Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,700	18,186
Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	10,800	8,728
Wolong Electric Group Co. Ltd., Class A	Electrical Equipment	6,600	10,984
Wuchan Zhongda Group Co. Ltd., Class A	Distributors	26,400	15,694
Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	23,774	19,180
[a] Wuliangye Yibin Co. Ltd., Class A	Beverages	14,900	261,311
WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	7,370	36,846
WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	9,900	53,142
[b] WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	16,020	59,915
[a,b] Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	192,991	285,257
[a] XCMG Construction Machinery Co. Ltd., Class A	Machinery	42,900	42,014
Xiamen C & D, Inc., Class A	Trading Companies & Distributors	13,200	16,146
Xiamen Faratronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	8,348
Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	9,900	9,723
Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	6,600	15,594
Xiangcai Co. Ltd., Class A	Real Estate Management & Development	13,200	10,776
[a,b] Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	772,200	1,629,974
Xinjiang Daqo New Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,756	7,697
Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	16,500	7,865
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	230,040	115,795
[a] XPeng, Inc., Class A	Automobiles	69,300	262,292
Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	66,000	40,661
Xuji Electric Co. Ltd., Class A	Electrical Equipment	3,300	15,553
[b] Yadea Group Holdings Ltd.	Automobiles	66,000	83,436
Yangling Metron New Material, Inc., Class A	Semiconductors & Semiconductor Equipment	3,300	8,746
[a,d] Yango Group Co. Ltd., Class A	Real Estate Management & Development	20,300	—
[b] Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	Communications Equipment	8,500	8,437
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,300	17,583
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	133,669	242,631
Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	16,500	51,370
Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	163,150	233,209
Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	13,200	15,910
Yantai Eddie Precision Machinery Co. Ltd., Class A	Machinery	4,060	7,802
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	Energy Equipment & Services	3,300	15,856
Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	4,460	22,462
[a] Yifan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,600	11,173
Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	5,483	18,437
Yihai International Holding Ltd.	Food Products	25,750	43,206
Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	8,600	32,217
Yintai Gold Co. Ltd., Class A	Metals & Mining	10,100	22,536
Yixintang Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	3,300	6,821
Yonfer Agricultural Technology Co. Ltd., Class A	Chemicals	6,600	10,731
YongXing Special Materials Technology Co. Ltd., Class A	Metals & Mining	3,330	16,320
[a] Yonyou Network Technology Co. Ltd., Class A	Software	14,190	19,436
Youngor Fashion Co. Ltd., Class A	Real Estate Management & Development	19,800	19,310
Youngy Co. Ltd., Class A	Metals & Mining	1,000	4,112
YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	13,200	28,295
[a] Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	6,600	8,886
Yuexiu Property Co. Ltd.	Real Estate Management & Development	99,000	64,669
Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	19,800	612,204
Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	13,290	24,593
Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	6,980	48,902

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	Personal Care Products	1,700	11,251
Yunnan Copper Co. Ltd., Class A	Metals & Mining	6,600	11,264
Yunnan Energy New Material Co. Ltd., Class A	Chemicals	3,300	14,306
Yunnan Tin Co. Ltd., Class A	Metals & Mining	6,600	14,003
Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	6,600	17,556
Yutong Bus Co. Ltd., Class A	Machinery	9,900	34,985
[a] Zai Lab Ltd.	Biotechnology	52,800	90,622
Zangge Mining Co. Ltd., Class A	Chemicals	6,600	21,759
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	2,300	65,265
Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	82,500	138,426
Zhefu Holding Group Co. Ltd., Class A	Commercial Services & Supplies	26,400	10,089
[a] Zhejiang Century Huatong Group Co. Ltd., Class A	Entertainment	29,700	13,953
Zhejiang China Commodities City Group Co. Ltd., Class A	Broadline Retail	23,100	23,477
Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	6,600	17,230
Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,600	15,350
Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	13,200	27,952
Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	91,080	61,479
Zhejiang Hailiang Co. Ltd., Class A	Metals & Mining	6,600	7,214
Zhejiang HangKe Technology, Inc. Co., Class A	Electrical Equipment	1,490	3,561
[a] Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,600	4,619
Zhejiang Huace Film & Television Co. Ltd., Class A	Entertainment	9,900	8,326
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,800	15,880
Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	6,660	20,187
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	6,600	25,972
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,300	6,201
Zhejiang Juhua Co. Ltd., Class A	Chemicals	9,900	32,720
[a,b] Zhejiang Leapmotor Technology Co. Ltd.	Automobiles	36,300	124,605
Zhejiang Medicine Co. Ltd., Class A	Pharmaceuticals	3,300	4,963
Zhejiang NHU Co. Ltd., Class A	Chemicals	13,456	35,387
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	9,900	25,873
Zhejiang Supor Co. Ltd., Class A	Household Durables	3,300	22,645
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	6,600	11,969
Zhejiang Weiming Environment Protection Co. Ltd., Class A	Commercial Services & Supplies	3,380	9,528
Zhejiang Weixing New Building Materials Co. Ltd., Class A	Building Products	6,600	13,940
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	3,300	9,139
[a] Zhejiang Yongtai Technology Co. Ltd., Class A	Chemicals	3,300	3,535
[a] Zhejiang Zheneng Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	33,000	32,137
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	Machinery	6,600	13,379
Zheshang Securities Co. Ltd., Class A	Capital Markets	6,600	9,691
[a,b] ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	39,600	68,879
Zhongji Innolight Co. Ltd., Class A	Communications Equipment	3,580	67,610
Zhongjin Gold Corp. Ltd., Class A	Metals & Mining	19,800	40,138
Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	6,600	6,518
Zhongsheng Group Holdings Ltd.	Specialty Retail	36,000	52,658
Zhongtai Securities Co. Ltd., Class A	Capital Markets	9,900	7,689
[a] Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	9,900	8,814
Zhuzhou CRRC Times Electric Co. Ltd., Class A	Machinery	1,782	12,053
[a] Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	29,700	117,166

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	9,900	8,746
Zijin Mining Group Co. Ltd., Class A	Metals & Mining	79,200	190,600
Zijin Mining Group Co. Ltd., Class H	Metals & Mining	300,000	633,245
[b] ZJLD Group, Inc.	Beverages	26,400	27,322
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	Machinery	29,700	31,242
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	Machinery	79,200	51,228
[a] ZTE Corp., Class A	Communications Equipment	13,200	50,570
[a] ZTE Corp., Class H	Communications Equipment	39,600	87,646

			104,883,949

Hong Kong 3.2%
[a] Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	308,000	123,478
[a] Alibaba Pictures Group Ltd., Class A	Entertainment	660,000	35,082
Beijing Enterprises Water Group Ltd., Class A	Water Utilities	198,000	60,865
Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	198,000	123,506
China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	198,000	99,413
China Everbright Ltd., Class A	Capital Markets	42,000	21,249
China Gas Holdings Ltd., Class A	Gas Utilities	158,400	142,019
China Mengniu Dairy Co. Ltd., Class B	Food Products	165,000	295,873
China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	231,000	119,829
China Resources Beer Holdings Co. Ltd., Class A	Beverages	82,232	276,480
China Resources Gas Group Ltd., Class A	Gas Utilities	46,200	161,843
China Resources Land Ltd., Class H	Real Estate Management & Development	144,700	492,070
China State Construction International Holdings Ltd., Class A	Construction & Engineering	94,000	128,345
[a] China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	132,000	61,373
COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	66,000	45,564
Far East Horizon Ltd.	Financial Services	99,000	64,416
Geely Automobile Holdings Ltd.	Automobiles	297,000	334,379
Guangdong Investment Ltd.	Water Utilities	162,300	95,001
[a] J&T Global Express Ltd.	Air Freight & Logistics	363,000	331,505
Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	55,100	59,282
Kunlun Energy Co. Ltd.	Gas Utilities	198,000	205,420
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	33,000	49,284
Shougang Fushan Resources Group Ltd.	Metals & Mining	66,000	27,051
Sino Biopharmaceutical Ltd.	Pharmaceuticals	528,000	180,567

			3,533,894

Singapore 0.0%†
Yangzijiang Financial Holding Ltd.	Capital Markets	124,121	32,055
[a] Yanlord Land Group Ltd.	Real Estate Management & Development	36,300	11,785

			43,840

Total Common Stocks (Cost $141,011,336)			108,461,683

Total Investments before Short-Term Investments (Cost $141,011,336)			108,461,683

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Short-Term Investments 0.1%
Money Market Funds 0.1%
United States 0.1%
[e,f] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	50,468	50,468

Total Short-Term Investments (Cost $50,468)			50,468

Total Investments (Cost $141,061,804) 99.1%			108,512,151
Other Assets, less Liabilities 0.9%			1,014,491

Net Assets 100.0%			$109,526,642

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $12,086,839, representing 11.0% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of was $174,162, representing 0.2% of net assets.

dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI China Futures	Long	45	$1,012,950	9/20/24	$(26,944)

*As of period end.

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt

SF	–	Single Family

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks 97.6%
Australia 1.2%
Glencore PLC	Metals & Mining	74,424	$424,392
Rio Tinto PLC	Metals & Mining	6,552	430,766

			855,158

Austria 0.4%
ANDRITZ AG	Machinery	432	26,784
Erste Group Bank AG	Banks	1,836	87,052
Mondi PLC	Paper & Forest Products	2,727	52,346
OMV AG	Oil, Gas & Consumable Fuels	888	38,697
Raiffeisen Bank International AG	Banks	828	14,394
[a] Telekom Austria AG	Diversified Telecommunication Services	564	5,634
Verbund AG	Electric Utilities	408	32,205
voestalpine AG	Metals & Mining	672	18,164

			275,276

Belgium 1.2%
Ackermans & van Haaren NV	Construction & Engineering	132	22,847
Ageas SA	Insurance	1,008	46,108
Anheuser-Busch InBev SA	Beverages	5,376	311,825
D’ieteren Group	Distributors	132	28,025
Elia Group SA	Electric Utilities	228	21,369
Groupe Bruxelles Lambert NV	Financial Services	504	36,002
KBC Group NV	Banks	1,464	103,400
Lotus Bakeries NV	Food Products	2	20,642
Sofina SA	Financial Services	108	24,678
Syensqo SA	Chemicals	432	38,693
UCB SA	Pharmaceuticals	744	110,597
Umicore SA	Chemicals	1,272	19,127
Warehouses De Pauw CVA	Industrial REITs	1,044	28,308

			811,621

Bermuda 0.0%†
Hiscox Ltd.	Insurance	1,992	28,958

Chile 0.1%
Antofagasta PLC	Metals & Mining	2,148	57,293

Denmark 5.5%
AP Moller - Maersk AS, Class A	Marine Transportation	17	28,878
AP Moller - Maersk AS, Class B	Marine Transportation	30	52,190
Carlsberg AS, Class B	Beverages	576	69,171
Coloplast AS, Class B	Health Care Equipment & Supplies	768	92,338
Danske Bank AS	Banks	4,044	120,596
[a] Demant AS	Health Care Equipment & Supplies	588	25,470
DSV AS	Air Freight & Logistics	1,020	156,411
[a] Genmab AS	Biotechnology	396	99,310
H Lundbeck AS	Pharmaceuticals	1,596	8,913
H Lundbeck AS, Class A	Pharmaceuticals	120	576
Novo Nordisk AS, Class B	Pharmaceuticals	18,720	2,705,417
Novonesis (Novozymes) B, Class B	Chemicals	2,112	129,333
[a,b] Orsted AS	Electric Utilities	1,164	61,996
Pandora AS	Textiles, Apparel & Luxury Goods	504	76,127
Rockwool AS, Class B	Building Products	48	19,495
[a] Svitzer Group AS	Transportation Infrastructure	82	3,059
Tryg AS	Insurance	2,004	43,834
[a] Vestas Wind Systems AS	Electrical Equipment	6,168	142,938

			3,836,052

Finland 1.5%
Elisa OYJ	Diversified Telecommunication Services	876	40,220
Fortum OYJ	Electric Utilities	2,700	39,499

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Kesko OYJ, Class B	Consumer Staples Distribution & Retail	1,668	29,300
Kone OYJ, Class B	Machinery	2,004	98,992
Metso OYJ	Machinery	3,972	42,076
Neste OYJ	Oil, Gas & Consumable Fuels	2,508	44,687
Nokia OYJ	Communications Equipment	31,920	121,737
Nordea Bank Abp	Banks	20,364	242,586
Orion OYJ, Class B	Pharmaceuticals	648	27,683
Sampo OYJ, Class A	Insurance	2,736	117,586
Stora Enso OYJ, Class R	Paper & Forest Products	3,660	50,033
UPM-Kymmene OYJ	Paper & Forest Products	3,264	114,111
Valmet OYJ	Machinery	1,032	29,520
Wartsila OYJ Abp	Machinery	3,000	57,875

			1,055,905

France 15.6%
Accor SA	Hotels, Restaurants & Leisure	1,032	42,362
Aeroports de Paris SA	Transportation Infrastructure	204	24,837
Air Liquide SA	Chemicals	3,465	598,932
Airbus SE	Aerospace & Defense	3,600	494,866
Alstom SA	Machinery	2,116	35,605
[b] Amundi SA	Capital Markets	348	22,471
Arkema SA	Chemicals	360	31,310
AXA SA	Insurance	10,992	360,135
[b] Ayvens SA	Ground Transportation	828	4,805
BioMerieux	Health Care Equipment & Supplies	240	22,828
BNP Paribas SA	Banks	6,132	391,230
Bollore SE	Entertainment	5,784	33,971
Bouygues SA	Construction & Engineering	1,116	35,846
Bureau Veritas SA	Professional Services	1,884	52,216
Capgemini SE	IT Services	984	195,840
Carrefour SA	Consumer Staples Distribution & Retail	3,156	44,648
Cie de Saint-Gobain SA	Building Products	2,808	218,548
Cie Generale des Etablissements Michelin SCA	Automobile Components	4,296	166,259
Covivio SA	Diversified REITs	324	15,411
Credit Agricole SA	Banks	6,156	84,055
Danone SA	Food Products	3,828	234,180
Dassault Aviation SA	Aerospace & Defense	132	23,993
Dassault Systemes SE	Software	4,104	155,266
Edenred SE	Financial Services	1,524	64,370
Eiffage SA	Construction & Engineering	456	41,912
Engie SA	Multi-Utilities	10,728	153,322
EssilorLuxottica SA	Health Care Equipment & Supplies	1,872	403,671
Eurazeo SE	Financial Services	300	23,905
Gecina SA	Office REITs	312	28,741
Getlink SE	Transportation Infrastructure	2,196	36,363
Hermes International SCA	Textiles, Apparel & Luxury Goods	207	474,764
Ipsen SA	Pharmaceuticals	216	26,507
[a] JCDecaux SE	Media	456	8,978
Kering SA	Textiles, Apparel & Luxury Goods	444	161,078
Klepierre SA	Retail REITs	1,272	34,054
[b] La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	612	20,858
Legrand SA	Electrical Equipment	1,548	153,696
L’Oreal SA	Personal Care Products	1,416	622,291
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,512	1,156,379
[b] Neoen SA	Independent Power Producers & Energy Traders	432	17,436
Orange SA	Diversified Telecommunication Services	11,736	117,655
Pernod Ricard SA	Beverages	1,236	167,837
Publicis Groupe SA	Media	1,392	148,263
Remy Cointreau SA	Beverages	132	11,021
Renault SA	Automobiles	1,188	60,912
Rexel SA	Trading Companies & Distributors	1,428	36,976
Safran SA	Aerospace & Defense	2,064	436,667
Sanofi SA	Pharmaceuticals	6,732	648,919
Sartorius Stedim Biotech	Life Sciences Tools & Services	156	25,631
Schneider Electric SE	Electrical Equipment	3,264	784,645

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

SCOR SE	Insurance	924	23,430
SEB SA	Household Durables	156	15,984
Societe Generale SA	Banks	4,476	105,154
Sodexo SA	Hotels, Restaurants & Leisure	540	48,615
[a] SOITEC	Semiconductors & Semiconductor Equipment	156	17,422
Teleperformance SE	Professional Services	360	37,943
Thales SA	Aerospace & Defense	600	96,136
TotalEnergies SE	Oil, Gas & Consumable Fuels	12,300	821,667
[a] Unibail-Rodamco-Westfield	Retail REITs	636	50,114
Valeo SE	Automobile Components	1,284	13,676
Veolia Environnement SA	Multi-Utilities	3,816	114,187
Vinci SA	Construction & Engineering	3,036	320,112
Vivendi SE	Media	3,888	40,653
Wendel SE	Financial Services	168	14,872
[a,b] Worldline SA	Financial Services	1,512	16,399

			10,892,829

Germany 12.1%
adidas AG	Textiles, Apparel & Luxury Goods	1,008	240,912
Allianz SE	Insurance	2,388	664,149
BASF SE	Chemicals	5,448	263,831
Bayer AG	Pharmaceuticals	6,024	170,315
Bayerische Motoren Werke AG	Automobiles	1,800	170,498
Bechtle AG	IT Services	516	24,300
Beiersdorf AG	Personal Care Products	600	87,808
Brenntag SE	Trading Companies & Distributors	792	53,442
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	228	16,042
Commerzbank AG	Banks	6,288	95,595
Continental AG	Automobile Components	672	38,099
[a,b] Covestro AG	Chemicals	1,164	68,364
CTS Eventim AG & Co. KGaA	Entertainment	348	29,054
Daimler Truck Holding AG	Machinery	3,204	127,638
[a,b] Delivery Hero SE	Hotels, Restaurants & Leisure	1,212	28,772
Deutsche Bank AG	Capital Markets	11,976	191,348
Deutsche Boerse AG	Capital Markets	1,140	233,485
Deutsche Lufthansa AG	Passenger Airlines	3,708	22,692
Deutsche Post AG	Air Freight & Logistics	6,024	243,981
Deutsche Telekom AG	Diversified Telecommunication Services	20,484	515,474
Deutsche Wohnen SE	Real Estate Management & Development	324	6,237
[b] DWS Group GmbH & Co. KGaA	Capital Markets	192	6,819
E.ON SE	Multi-Utilities	13,572	178,259
Evonik Industries AG	Chemicals	1,260	25,725
Fielmann Group AG	Specialty Retail	144	6,621
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	216	11,158
Fresenius Medical Care AG	Health Care Providers & Services	1,224	46,911
[a] Fresenius SE & Co. KGaA	Health Care Providers & Services	2,508	74,940
FUCHS SE	Chemicals	204	7,281
GEA Group AG	Machinery	1,068	44,526
Hannover Rueck SE	Insurance	372	94,370
Heidelberg Materials AG	Construction Materials	840	87,164
Henkel AG & Co. KGaA	Household Products	600	47,232
HOCHTIEF AG	Construction & Engineering	132	15,024
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	7,944	292,072
KION Group AG	Machinery	444	18,601
Knorr-Bremse AG	Machinery	408	31,178
LEG Immobilien SE	Real Estate Management & Development	444	36,289
Mercedes-Benz Group AG	Automobiles	5,124	354,596
Merck KGaA	Pharmaceuticals	792	131,356
MTU Aero Engines AG	Aerospace & Defense	324	82,923
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	804	402,408
Nemetschek SE	Software	336	33,076
Puma SE	Textiles, Apparel & Luxury Goods	624	28,670
Rational AG	Machinery	24	19,999
Rheinmetall AG	Aerospace & Defense	264	134,596

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

RWE AG	Independent Power Producers & Energy Traders	4,356	149,160
SAP SE	Software	6,720	1,364,954
Sartorius AG	Life Sciences Tools & Services	12	2,307
[b] Scout24 SE	Interactive Media & Services	456	34,797
Siemens AG	Industrial Conglomerates	4,548	846,767
[a] Siemens Energy AG	Electrical Equipment	3,288	85,666
[b] Siemens Healthineers AG	Health Care Equipment & Supplies	1,704	98,253
Sixt SE	Ground Transportation	84	5,964
Symrise AG	Chemicals	804	98,491
Talanx AG	Insurance	336	26,846
thyssenkrupp AG	Metals & Mining	3,000	12,983
Traton SE	Machinery	300	9,823
Volkswagen AG	Automobiles	180	21,626
Vonovia SE	Real Estate Management & Development	4,284	121,901
Wacker Chemie AG	Chemicals	96	10,474
[a,b] Zalando SE	Specialty Retail	1,356	31,813

			8,425,655

Ireland 1.7%
AIB Group PLC	Banks	8,736	46,215
Bank of Ireland Group PLC	Banks	6,348	66,456
CRH PLC	Construction Materials	4,200	313,032
DCC PLC	Industrial Conglomerates	612	42,859
Experian PLC	Professional Services	5,616	261,676
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	1,080	197,480
Glanbia PLC	Food Products	1,092	21,300
Kerry Group PLC, Class A	Food Products	924	74,916
Kingspan Group PLC	Building Products	924	78,729
Smurfit Kappa Group PLC	Containers & Packaging	1,584	70,682

			1,173,345

Isle Of Man 0.1%
Entain PLC	Hotels, Restaurants & Leisure	3,900	31,059

Italy 3.8%
A2A SpA	Multi-Utilities	9,372	18,678
Amplifon SpA	Health Care Providers & Services	804	28,642
Assicurazioni Generali SpA	Insurance	7,668	191,401
Banca Mediolanum SpA	Financial Services	1,524	16,840
Banco BPM SpA	Banks	8,388	54,065
Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	204	20,443
Buzzi SpA	Construction Materials	516	20,783
Davide Campari-Milano NV	Beverages	2,988	28,258
DiaSorin SpA	Health Care Equipment & Supplies	132	13,165
Enel SpA	Electric Utilities	47,556	330,987
Eni SpA	Oil, Gas & Consumable Fuels	13,740	211,375
Ferrari NV	Automobiles	720	293,771
FinecoBank Banca Fineco SpA	Banks	3,720	55,498
Hera SpA	Multi-Utilities	4,656	15,938
[b] Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	2,184	22,822
Interpump Group SpA	Machinery	492	21,872
Intesa Sanpaolo SpA	Banks	98,712	367,213
Italgas SpA	Gas Utilities	3,036	14,974
Leonardo SpA	Aerospace & Defense	2,436	56,602
Mediobanca Banca di Credito Finanziario SpA	Banks	3,324	48,771
Moncler SpA	Textiles, Apparel & Luxury Goods	1,272	77,788
[a,b] Nexi SpA	Financial Services	5,112	31,196
[b] Pirelli & C SpA	Automobile Components	2,232	13,300
[b] Poste Italiane SpA	Insurance	2,712	34,574
Prysmian SpA	Electrical Equipment	1,656	102,620
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	588	30,690
Reply SpA	IT Services	132	19,495
Snam SpA	Gas Utilities	13,884	61,470
[a] Telecom Italia SpA	Diversified Telecommunication Services	60,156	14,410
[a] Telecom Italia SpA	Diversified Telecommunication Services	28,092	7,313
Terna - Rete Elettrica Nazionale	Electric Utilities	8,616	66,652

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

UniCredit SpA	Banks	9,984	370,286

			2,661,892

Luxembourg 0.2%
ArcelorMittal SA	Metals & Mining	2,964	67,885
Eurofins Scientific SE	Life Sciences Tools & Services	780	38,914
RTL Group SA	Media	228	6,940

			113,739

Mexico 0.0%†
Fresnillo PLC	Metals & Mining	1,140	8,099

Netherlands 9.9%
Aalberts NV	Machinery	600	24,384
[b] ABN AMRO Bank NV, GDR	Banks	2,832	46,590
[a,b] Adyen NV	Financial Services	181	215,946
Aegon Ltd.	Insurance	8,748	54,079
Akzo Nobel NV	Chemicals	1,056	64,262
[a] Argenx SE	Biotechnology	360	157,650
ASM International NV	Semiconductors & Semiconductor Equipment	288	219,707
ASML Holding NV	Semiconductors & Semiconductor Equipment	2,412	2,492,517
ASR Nederland NV	Insurance	900	42,933
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	468	78,322
[b] CTP NV	Real Estate Management & Development	624	10,647
[b] Euronext NV	Capital Markets	480	44,499
EXOR NV	Financial Services	624	65,339
Ferrovial SE	Construction & Engineering	3,204	124,513
Heineken Holding NV	Beverages	792	62,516
Heineken NV	Beverages	1,680	162,589
IMCD NV	Trading Companies & Distributors	348	48,225
ING Groep NV	Banks	19,044	325,791
JDE Peet’s NV	Food Products	588	11,722
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	5,724	169,256
Koninklijke KPN NV	Diversified Telecommunication Services	23,160	88,862
[a] Koninklijke Philips NV	Health Care Equipment & Supplies	4,860	122,873
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	396	16,450
NN Group NV	Insurance	1,680	78,234
OCI NV	Chemicals	600	14,655
[a] Pluxee NV	Commercial Services & Supplies	540	15,160
Prosus NV	Broadline Retail	8,904	317,396
Randstad NV	Professional Services	648	29,398
Shell PLC	Oil, Gas & Consumable Fuels	39,156	1,402,747
[b] Signify NV	Electrical Equipment	780	19,478
Universal Music Group NV	Entertainment	4,608	137,195
Wolters Kluwer NV	Professional Services	1,476	244,879

			6,908,814

Nigeria 0.0%†
[b] Airtel Africa PLC	Wireless Telecommunication Services	6,852	10,403

Norway 1.0%
Aker ASA, Class A	Industrial Conglomerates	144	8,317
Aker BP ASA	Oil, Gas & Consumable Fuels	1,860	47,550
[a,b] AutoStore Holdings Ltd.	Machinery	6,600	7,786
DNB Bank ASA	Banks	6,108	120,296
Equinor ASA	Oil, Gas & Consumable Fuels	5,304	151,411
Gjensidige Forsikring ASA	Insurance	1,068	19,138
Kongsberg Gruppen ASA	Aerospace & Defense	444	36,279
Mowi ASA	Food Products	2,736	45,662
Norsk Hydro ASA	Metals & Mining	8,016	50,065
Orkla ASA	Food Products	4,716	38,423
Salmar ASA	Food Products	384	20,268
Schibsted ASA, Class A	Media	408	12,078
Schibsted ASA, Class B	Media	600	16,894
Telenor ASA	Diversified Telecommunication Services	3,888	44,440
TOMRA Systems ASA	Machinery	1,440	17,230

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Var Energi ASA	Oil, Gas & Consumable Fuels	4,836	17,132
Yara International ASA	Chemicals	1,008	29,121

			682,090

Poland 0.6%
[a,b] Allegro.eu SA	Broadline Retail	3,444	32,298
Bank Polska Kasa Opieki SA	Banks	972	40,620
[a,b] Dino Polska SA	Consumer Staples Distribution & Retail	300	30,313
[a] InPost SA	Air Freight & Logistics	1,272	22,439
KGHM Polska Miedz SA	Metals & Mining	852	31,865
LPP SA	Textiles, Apparel & Luxury Goods	7	29,758
ORLEN SA	Oil, Gas & Consumable Fuels	3,504	59,001
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	5,220	81,701
Powszechny Zaklad Ubezpieczen SA	Insurance	3,372	43,232
Santander Bank Polska SA	Banks	216	29,079

			400,306

Portugal 0.2%
EDP - Energias de Portugal SA	Electric Utilities	18,372	68,896
Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	2,676	56,557
Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	1,692	33,095

			158,548

Russia 0.0%
[a,c] Evraz PLC	Metals & Mining	10,404	—

Spain 3.9%
Acciona SA	Electric Utilities	144	17,023
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	1,344	58,021
[b] Aena SME SA	Transportation Infrastructure	432	87,043
Amadeus IT Group SA	Hotels, Restaurants & Leisure	2,664	177,419
Banco Bilbao Vizcaya Argentaria SA	Banks	35,220	353,010
Banco de Sabadell SA	Banks	32,148	62,036
Banco Santander SA	Banks	95,136	441,547
Bankinter SA	Banks	4,032	32,954
CaixaBank SA	Banks	22,668	120,087
[a,b] Cellnex Telecom SA	Diversified Telecommunication Services	3,432	111,708
Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	348	7,172
EDP Renovaveis SA	Independent Power Producers & Energy Traders	1,840	25,735
Enagas SA	Gas Utilities	1,536	22,866
Endesa SA	Electric Utilities	1,920	36,083
Fomento de Construcciones y Contratas SA	Construction & Engineering	264	3,933
[a] Grifols SA	Biotechnology	1,632	13,748
Iberdrola SA	Electric Utilities	35,796	464,784
Industria de Diseno Textil SA	Specialty Retail	6,432	319,583
Mapfre SA	Insurance	6,108	14,101
Merlin Properties Socimi SA	Diversified REITs	2,088	23,273
Naturgy Energy Group SA	Gas Utilities	768	16,594
Redeia Corp. SA	Electric Utilities	2,616	45,756
Repsol SA	Oil, Gas & Consumable Fuels	7,416	117,115
Telefonica SA	Diversified Telecommunication Services	31,476	133,588

			2,705,179

Sweden 5.0%
Alfa Laval AB	Machinery	1,896	83,089
Assa Abloy AB, Class B	Building Products	5,952	168,384
Atlas Copco AB, Class A	Machinery	15,516	291,853
Atlas Copco AB, Class B	Machinery	9,216	148,941
Axfood AB	Consumer Staples Distribution & Retail	648	17,035
Beijer Ref AB	Trading Companies & Distributors	2,412	37,238
Boliden AB	Metals & Mining	1,692	54,178
[a] Castellum AB	Real Estate Management & Development	2,568	31,378
Epiroc AB, Class A	Machinery	3,804	75,971
Epiroc AB, Class B	Machinery	2,340	42,822
EQT AB	Capital Markets	3,852	113,921
Essity AB, Class B	Household Products	3,672	94,104

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[b] Evolution AB	Hotels, Restaurants & Leisure	1,116	116,340
[a] Fastighets AB Balder, Class B	Real Estate Management & Development	3,864	26,497
Getinge AB, Class B	Health Care Equipment & Supplies	1,404	23,870
H & M Hennes & Mauritz AB, Class B	Specialty Retail	3,624	57,370
Hexagon AB, Class B	Electronic Equipment, Instruments & Components	12,912	145,882
Holmen AB, Class B	Paper & Forest Products	468	18,437
Husqvarna AB, Class B	Machinery	2,124	17,036
Industrivarden AB, Class A	Financial Services	708	24,108
Industrivarden AB, Class C	Financial Services	972	32,822
Indutrade AB	Machinery	1,656	42,470
Investment AB Latour, Class B	Industrial Conglomerates	888	23,998
Investor AB, Class A	Financial Services	2,940	79,870
Investor AB, Class B	Financial Services	10,308	282,467
L E Lundbergforetagen AB, Class B	Financial Services	456	22,563
Lifco AB, Class B	Industrial Conglomerates	1,416	38,909
Nibe Industrier AB, Class B	Building Products	8,976	38,090
Saab AB, Class B	Aerospace & Defense	1,968	47,387
Sagax AB, Class B	Real Estate Management & Development	1,332	34,111
Sagax AB, Class D	Real Estate Management & Development	720	2,101
Sandvik AB	Machinery	6,588	132,131
Securitas AB, Class B	Commercial Services & Supplies	3,000	29,801
Skandinaviska Enskilda Banken AB, Class A	Banks	9,324	137,788
Skandinaviska Enskilda Banken AB, Class C	Banks	132	1,989
Skanska AB, Class B	Construction & Engineering	2,220	39,997
SKF AB, Class B	Machinery	2,064	41,474
SSAB AB, Class A	Metals & Mining	1,176	6,490
SSAB AB, Class B	Metals & Mining	3,732	20,284
Svenska Cellulosa AB SCA, Class B	Paper & Forest Products	3,684	54,459
Svenska Handelsbanken AB, Class A	Banks	8,496	80,987
Svenska Handelsbanken AB, Class B	Banks	228	2,635
Sweco AB, Class B	Construction & Engineering	1,248	17,135
Swedbank AB, Class A	Banks	5,280	108,739
[a] Swedish Orphan Biovitrum AB	Biotechnology	1,308	35,028
Tele2 AB, Class B	Wireless Telecommunication Services	3,432	34,579
Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	16,968	105,427
Telia Co. AB	Diversified Telecommunication Services	15,360	41,235
Trelleborg AB, Class B	Machinery	1,284	50,001
Volvo AB, Class A	Machinery	1,164	30,380
Volvo AB, Class B	Machinery	9,600	245,752
[a] Volvo Car AB, Class B	Automobiles	3,924	12,148

			3,461,701

Switzerland 14.2%
ABB Ltd.	Electrical Equipment	9,708	539,309
Adecco Group AG	Professional Services	996	33,052
Alcon, Inc.	Health Care Equipment & Supplies	3,024	269,959
Avolta AG	Specialty Retail	660	25,633
Bachem Holding AG, Class B	Life Sciences Tools & Services	192	17,617
Baloise Holding AG	Insurance	276	48,590
Banque Cantonale Vaudoise	Banks	180	19,100
Barry Callebaut AG	Food Products	22	35,842
Belimo Holding AG	Building Products	60	30,087
BKW AG	Electric Utilities	108	17,223
Chocoladefabriken Lindt & Spruengli AG	Food Products	13	151,758
Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	3,252	507,560
Clariant AG	Chemicals	1,380	21,715
Coca-Cola HBC AG	Beverages	1,212	41,336
DKSH Holding AG	Trading Companies & Distributors	216	14,591
DSM-Firmenich AG	Chemicals	1,056	119,515
Emmi AG	Food Products	12	11,858
EMS-Chemie Holding AG	Chemicals	43	35,243
Flughafen Zurich AG	Transportation Infrastructure	120	26,535
Geberit AG	Building Products	204	120,502
Georg Fischer AG	Machinery	504	33,793
Givaudan SA	Chemicals	48	227,554

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Helvetia Holding AG	Insurance	216	29,205
Julius Baer Group Ltd.	Capital Markets	1,248	69,719
Kuehne & Nagel International AG	Marine Transportation	312	89,718
Logitech International SA	Technology Hardware, Storage & Peripherals	948	91,698
Lonza Group AG	Life Sciences Tools & Services	444	242,308
Nestle SA	Food Products	16,056	1,638,834
Novartis AG	Pharmaceuticals	12,492	1,336,919
Partners Group Holding AG	Capital Markets	135	173,370
PSP Swiss Property AG	Real Estate Management & Development	276	35,414
Roche Holding AG	Pharmaceuticals	4,236	1,176,143
Roche Holding AG	Pharmaceuticals	228	69,471
Sandoz Group AG	Pharmaceuticals	2,628	95,165
Schindler Holding AG, PC	Machinery	252	63,322
Schindler Holding AG	Machinery	120	29,913
SGS SA	Professional Services	900	80,125
SIG Group AG	Containers & Packaging	2,040	37,345
Sika AG	Chemicals	924	264,470
Sonova Holding AG	Health Care Equipment & Supplies	288	88,970
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	3,984	157,408
Straumann Holding AG	Health Care Equipment & Supplies	648	80,261
Swatch Group AG	Textiles, Apparel & Luxury Goods	168	34,410
Swatch Group AG	Textiles, Apparel & Luxury Goods	324	13,233
Swiss Life Holding AG	Insurance	180	132,326
Swiss Prime Site AG	Real Estate Management & Development	468	44,373
Swiss Re AG	Insurance	1,776	220,369
Swisscom AG	Diversified Telecommunication Services	156	87,756
Tecan Group AG	Life Sciences Tools & Services	72	24,101
Temenos AG	Software	372	25,667
UBS Group AG	Capital Markets	19,656	578,568
[b] VAT Group AG	Machinery	156	88,434
Zurich Insurance Group AG	Insurance	888	473,448

			9,920,835

United Kingdom 18.5%
3i Group PLC	Capital Markets	5,688	220,451
abrdn PLC	Capital Markets	10,992	20,592
Admiral Group PLC	Insurance	1,788	59,104
Allfunds Group PLC	Capital Markets	2,076	11,659
Anglo American PLC	Metals & Mining	7,620	241,004
Ashtead Group PLC	Trading Companies & Distributors	2,676	178,676
Associated British Foods PLC	Food Products	1,956	61,172
AstraZeneca PLC	Pharmaceuticals	9,180	1,433,844
[b] Auto Trader Group PLC	Interactive Media & Services	5,388	54,569
Aviva PLC	Insurance	16,548	99,697
B&M European Value Retail SA	Broadline Retail	5,688	31,436
BAE Systems PLC	Aerospace & Defense	18,600	310,362
Barclays PLC	Banks	91,872	242,607
Barratt Developments PLC	Household Durables	6,024	35,958
Beazley PLC	Insurance	4,044	36,193
Berkeley Group Holdings PLC	Household Durables	624	36,190
BP PLC	Oil, Gas & Consumable Fuels	103,452	621,436
British American Tobacco PLC	Tobacco	12,240	375,984
British Land Co. PLC	Diversified REITs	5,688	29,595
BT Group PLC	Diversified Telecommunication Services	38,688	68,639
Bunzl PLC	Trading Companies & Distributors	2,064	78,534
Burberry Group PLC	Textiles, Apparel & Luxury Goods	2,208	24,501
Centrica PLC	Multi-Utilities	32,448	55,333
Compass Group PLC	Hotels, Restaurants & Leisure	10,428	284,732
[b] ConvaTec Group PLC	Health Care Equipment & Supplies	10,164	30,168
Croda International PLC	Chemicals	864	43,119
Diageo PLC	Beverages	13,620	428,618
DS Smith PLC	Containers & Packaging	7,896	42,021
Endeavour Mining PLC	Metals & Mining	1,128	24,041
Ferguson PLC	Trading Companies & Distributors	1,236	238,036
GSK PLC	Pharmaceuticals	24,492	473,538

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Haleon PLC	Personal Care Products	42,276	172,401
Halma PLC	Electronic Equipment, Instruments & Components	2,316	79,222
Hargreaves Lansdown PLC	Capital Markets	2,352	33,656
Hikma Pharmaceuticals PLC	Pharmaceuticals	972	23,235
Howden Joinery Group PLC	Trading Companies & Distributors	3,264	36,247
HSBC Holdings PLC	Banks	115,356	997,273
IMI PLC	Machinery	1,584	35,321
Imperial Brands PLC	Tobacco	5,292	135,398
Informa PLC	Media	8,340	90,223
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	996	104,828
Intermediate Capital Group PLC	Capital Markets	1,608	44,353
[a] International Consolidated Airlines Group SA	Passenger Airlines	12,372	25,375
Intertek Group PLC	Professional Services	996	60,358
J Sainsbury PLC	Consumer Staples Distribution & Retail	10,848	34,968
JD Sports Fashion PLC	Specialty Retail	15,252	23,040
Johnson Matthey PLC	Chemicals	1,128	22,344
Kingfisher PLC	Specialty Retail	11,592	36,458
Land Securities Group PLC	Diversified REITs	4,284	33,548
Legal & General Group PLC	Insurance	36,576	104,955
Lloyds Banking Group PLC	Banks	387,264	267,974
London Stock Exchange Group PLC	Capital Markets	3,036	360,754
M&G PLC	Financial Services	13,512	34,844
Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	12,132	43,938
Melrose Industries PLC	Aerospace & Defense	7,956	55,656
National Grid PLC	Multi-Utilities	29,424	328,282
NatWest Group PLC	Banks	38,496	151,730
Next PLC	Broadline Retail	732	83,612
[a,c] NMC Health PLC	Health Care Providers & Services	1,159	—
[a] Ocado Group PLC	Consumer Staples Distribution & Retail	3,756	13,717
Pearson PLC	Diversified Consumer Services	4,164	52,153
[a,d] Pepco Group NV	Broadline Retail	888	4,630
Persimmon PLC	Household Durables	1,968	33,634
Phoenix Group Holdings PLC	Insurance	4,536	29,903
Prudential PLC	Insurance	16,848	153,002
Reckitt Benckiser Group PLC	Household Products	4,320	233,836
RELX PLC	Professional Services	11,448	526,615
Rentokil Initial PLC	Commercial Services & Supplies	15,360	89,549
Rightmove PLC	Interactive Media & Services	4,836	32,828
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	51,564	297,751
RS Group PLC	Trading Companies & Distributors	2,940	26,052
Sage Group PLC	Software	6,120	84,209
Schroders PLC	Capital Markets	5,196	23,895
Segro PLC	Industrial REITs	8,184	92,922
Severn Trent PLC	Water Utilities	1,620	48,739
Smith & Nephew PLC	Health Care Equipment & Supplies	5,352	66,342
Smiths Group PLC	Industrial Conglomerates	2,100	45,261
Spirax Group PLC	Machinery	456	48,881
SSE PLC	Electric Utilities	6,696	151,471
St. James’s Place PLC	Capital Markets	3,420	23,626
Standard Chartered PLC	Banks	13,056	118,169
Taylor Wimpey PLC	Household Durables	21,948	39,439
Tesco PLC	Consumer Staples Distribution & Retail	43,128	166,825
Unilever PLC	Personal Care Products	15,096	829,150
UNITE Group PLC	Residential REITs	2,196	24,762
United Utilities Group PLC	Water Utilities	4,176	51,870
Vodafone Group PLC	Wireless Telecommunication Services	133,980	118,148
Weir Group PLC	Machinery	1,560	39,124
Whitbread PLC	Hotels, Restaurants & Leisure	1,128	42,421
[a] Wise PLC, Class A	Financial Services	4,620	39,801
WPP PLC	Media	6,432	58,899

			12,919,426

United States 0.9%
Holcim AG, Class B	Construction Materials	3,432	304,091
[a] Qiagen NV	Life Sciences Tools & Services	1,355	55,983

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Stellantis NV	Automobiles	12,648	250,370
Tenaris SA	Energy Equipment & Services	2,772	42,632

			653,076

Total Common Stocks (Cost $68,188,055)			68,047,259

Preferred Stocks 0.5%
Germany 0.5%
[e] Bayerische Motoren Werke AG, 7.301%, pfd.	Automobiles	360	31,812
[e] FUCHS SE, 2.601%, pfd.	Chemicals	384	17,565
[e] Henkel AG & Co. KGaA, 2.223%, pfd.	Household Products	996	88,834
[e] Sartorius AG, 0.338%, pfd.	Life Sciences Tools & Services	156	36,615
[e] Sixt SE, 7.626%, pfd.	Ground Transportation	96	5,289
[e] Volkswagen AG, 8.596%, pfd.	Automobiles	1,116	126,066

			306,181

Spain 0.0%†
[a] Grifols SA, Class B, pfd.	Biotechnology	1,560	9,547

Total Preferred Stocks (Cost $432,649)			315,728

Right 0.0%
Italy 0.0%
[a] Amplifon SpA	Health Care Providers & Services	804	—

Total Rights (Cost $0)			—

Total Investments before Short-Term Investments (Cost $68,620,704)			68,362,987

Short-Term Investments 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[f,g] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	3,536	3,536

Total Short-Term Investments (Cost $3,536)			3,536

Total Investments (Cost $68,624,240) 98.1%			68,366,523
Other Assets, less Liabilities 1.9%			1,330,287

Net Assets 100.0%			$69,696,810

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $1,420,897, representing 2.0% of net assets.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of was $4,630, representing 0.0% of net assets.

eVariable rate security. The rate shown represents the yield at period end.

fThe rate shown is the annualized seven-day effective yield at period end.

gSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
EURO STOXX 50 Index	Long	17	$897,505	9/20/24	$(112)
FTSE 100 Index	Long	3	311,424	9/20/24	887

Total Futures Contracts					$ 775

*As of period end.

Abbreviations

Selected Portfolio

GDR	–	Global Depositary Receipt

REIT	–	Real Estate Investment Trust

SPA	–	Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Eurozone ETF	Industry	Shares	Value
Common Stocks 98.7%
Austria 0.7%
ANDRITZ AG	Machinery	256	$15,872
Erste Group Bank AG	Banks	1,084	51,397
OMV AG	Oil, Gas & Consumable Fuels	516	22,486
Raiffeisen Bank International AG	Banks	464	8,066
[a] Telekom Austria AG	Diversified Telecommunication Services	324	3,236
Verbund AG	Electric Utilities	236	18,629
voestalpine AG	Metals & Mining	388	10,488

			130,174

Belgium 2.4%
Ackermans & van Haaren NV	Construction & Engineering	80	13,847
Ageas SA	Insurance	604	27,628
Anheuser-Busch InBev SA	Beverages	3,164	183,522
D’ieteren Group	Distributors	84	17,834
Elia Group SA	Electric Utilities	136	12,747
Groupe Bruxelles Lambert NV	Financial Services	304	21,715
KBC Group NV	Banks	860	60,741
Lotus Bakeries NV	Food Products	1	10,321
Sofina SA	Financial Services	64	14,624
Syensqo SA	Chemicals	256	22,929
UCB SA	Pharmaceuticals	440	65,407
Umicore SA	Chemicals	772	11,608
Warehouses De Pauw CVA	Industrial REITs	624	16,920

			479,843

Finland 3.1%
Elisa OYJ	Diversified Telecommunication Services	516	23,692
Fortum OYJ	Electric Utilities	1,556	22,763
Kesko OYJ, Class B	Consumer Staples Distribution & Retail	1,000	17,566
Kone OYJ, Class B	Machinery	1,176	58,091
Metso OYJ	Machinery	2,320	24,576
Neste OYJ	Oil, Gas & Consumable Fuels	1,508	26,869
Nokia OYJ	Communications Equipment	18,796	71,685
Nordea Bank Abp	Banks	11,996	142,902
Orion OYJ, Class B	Pharmaceuticals	376	16,063
Sampo OYJ, Class A	Insurance	1,608	69,107
Stora Enso OYJ, Class R	Paper & Forest Products	2,128	29,090
UPM-Kymmene OYJ	Paper & Forest Products	1,936	67,684
Valmet OYJ	Machinery	592	16,934
Wartsila OYJ Abp	Machinery	1,756	33,876

			620,898

France 32.1%
Accor SA	Hotels, Restaurants & Leisure	616	25,286
Aeroports de Paris SA	Transportation Infrastructure	116	14,123
Air Liquide SA	Chemicals	2,040	352,618
Airbus SE	Aerospace & Defense	2,116	290,871
Alstom SA	Machinery	1,252	21,067
[b] Amundi SA	Capital Markets	204	13,173
Arkema SA	Chemicals	204	17,742
AXA SA	Insurance	6,472	212,045
[b] Ayvens SA	Ground Transportation	496	2,879
BioMerieux	Health Care Equipment & Supplies	148	14,077
BNP Paribas SA	Banks	3,620	230,961
Bollore SE	Entertainment	3,408	20,016
Bouygues SA	Construction & Engineering	648	20,814
Bureau Veritas SA	Professional Services	1,108	30,709
Capgemini SE	IT Services	576	114,638
Carrefour SA	Consumer Staples Distribution & Retail	1,880	26,597
Cie de Saint-Gobain SA	Building Products	1,652	128,576

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Cie Generale des Etablissements Michelin SCA	Automobile Components	2,528	97,836
Covivio SA	Diversified REITs	200	9,513
Credit Agricole SA	Banks	3,636	49,646
Danone SA	Food Products	2,256	138,012
Dassault Aviation SA	Aerospace & Defense	78	14,178
Dassault Systemes SE	Software	2,412	91,253
Edenred SE	Financial Services	900	38,014
Eiffage SA	Construction & Engineering	276	25,368
Engie SA	Multi-Utilities	6,320	90,324
EssilorLuxottica SA	Health Care Equipment & Supplies	1,100	237,200
Eurazeo SE	Financial Services	180	14,343
Gecina SA	Office REITs	184	16,949
Getlink SE	Transportation Infrastructure	1,280	21,195
Hermes International SCA	Textiles, Apparel & Luxury Goods	122	279,813
Ipsen SA	Pharmaceuticals	124	15,217
[a] JCDecaux SE	Media	264	5,198
Kering SA	Textiles, Apparel & Luxury Goods	259	93,962
Klepierre SA	Retail REITs	752	20,133
[b] La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	352	11,997
Legrand SA	Electrical Equipment	912	90,550
L’Oreal SA	Personal Care Products	832	365,640
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	888	679,143
[b] Neoen SA	Independent Power Producers & Energy Traders	244	9,848
Orange SA	Diversified Telecommunication Services	6,928	69,454
Pernod Ricard SA	Beverages	732	99,399
Publicis Groupe SA	Media	820	87,339
Remy Cointreau SA	Beverages	88	7,347
Renault SA	Automobiles	692	35,481
Rexel SA	Trading Companies & Distributors	848	21,958
Safran SA	Aerospace & Defense	1,216	257,261
Sanofi SA	Pharmaceuticals	3,968	382,488
Sartorius Stedim Biotech	Life Sciences Tools & Services	92	15,115
Schneider Electric SE	Electrical Equipment	1,920	461,556
SCOR SE	Insurance	540	13,693
SEB SA	Household Durables	88	9,016
Societe Generale SA	Banks	2,624	61,645
Sodexo SA	Hotels, Restaurants & Leisure	316	28,448
[a] SOITEC	Semiconductors & Semiconductor Equipment	88	9,827
Teleperformance SE	Professional Services	216	22,765
Thales SA	Aerospace & Defense	352	56,400
TotalEnergies SE	Oil, Gas & Consumable Fuels	7,244	483,915
[a] Unibail-Rodamco-Westfield	Retail REITs	368	28,997
Valeo SE	Automobile Components	776	8,265
Veolia Environnement SA	Multi-Utilities	2,260	67,627
Vinci SA	Construction & Engineering	1,788	188,525
Vivendi SE	Media	2,408	25,178
Wendel SE	Financial Services	96	8,498
[a,b] Worldline SA	Financial Services	876	9,501

			6,411,222

Germany 24.8%
adidas AG	Textiles, Apparel & Luxury Goods	596	142,444
Allianz SE	Insurance	1,408	391,592
BASF SE	Chemicals	3,208	155,354
Bayer AG	Pharmaceuticals	3,544	100,199
Bayerische Motoren Werke AG	Automobiles	1,064	100,783
Bechtle AG	IT Services	296	13,939
Beiersdorf AG	Personal Care Products	356	52,100
Brenntag SE	Trading Companies & Distributors	472	31,849
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	132	9,288
Commerzbank AG	Banks	3,736	56,798
Continental AG	Automobile Components	392	22,225
[a,b] Covestro AG	Chemicals	672	39,468
CTS Eventim AG & Co. KGaA	Entertainment	212	17,700
Daimler Truck Holding AG	Machinery	1,892	75,372

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a,b] Delivery Hero SE	Hotels, Restaurants & Leisure	728	17,282
Deutsche Bank AG	Capital Markets	7,052	112,674
Deutsche Boerse AG	Capital Markets	668	136,814
Deutsche Lufthansa AG	Passenger Airlines	2,148	13,145
Deutsche Post AG	Air Freight & Logistics	3,544	143,537
Deutsche Telekom AG	Diversified Telecommunication Services	12,064	303,587
Deutsche Wohnen SE	Real Estate Management & Development	176	3,388
[b] DWS Group GmbH & Co. KGaA	Capital Markets	112	3,978
E.ON SE	Multi-Utilities	7,992	104,969
Evonik Industries AG	Chemicals	824	16,823
Fielmann Group AG	Specialty Retail	88	4,046
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	124	6,406
Fresenius Medical Care AG	Health Care Providers & Services	736	28,208
[a] Fresenius SE & Co. KGaA	Health Care Providers & Services	1,484	44,343
FUCHS SE	Chemicals	100	3,569
GEA Group AG	Machinery	620	25,848
Hannover Rueck SE	Insurance	216	54,796
Heidelberg Materials AG	Construction Materials	492	51,053
Henkel AG & Co. KGaA	Household Products	356	28,024
HOCHTIEF AG	Construction & Engineering	76	8,650
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	4,684	172,214
KION Group AG	Machinery	256	10,725
Knorr-Bremse AG	Machinery	236	18,034
LEG Immobilien SE	Real Estate Management & Development	264	21,577
Mercedes-Benz Group AG	Automobiles	3,020	208,993
Merck KGaA	Pharmaceuticals	468	77,619
MTU Aero Engines AG	Aerospace & Defense	192	49,139
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	476	238,242
Nemetschek SE	Software	196	19,294
Puma SE	Textiles, Apparel & Luxury Goods	356	16,357
Rational AG	Machinery	17	14,166
Rheinmetall AG	Aerospace & Defense	156	79,534
RWE AG	Independent Power Producers & Energy Traders	2,576	88,209
SAP SE	Software	3,956	803,535
Sartorius AG	Life Sciences Tools & Services	8	1,538
[b] Scout24 SE	Interactive Media & Services	268	20,451
Siemens AG	Industrial Conglomerates	2,680	498,974
[a] Siemens Energy AG	Electrical Equipment	1,940	50,545
[b] Siemens Healthineers AG	Health Care Equipment & Supplies	996	57,430
Sixt SE	Ground Transportation	48	3,408
Symrise AG	Chemicals	468	57,331
Talanx AG	Insurance	220	17,578
thyssenkrupp AG	Metals & Mining	1,768	7,651
Traton SE	Machinery	188	6,156
Volkswagen AG	Automobiles	104	12,495
Vonovia SE	Real Estate Management & Development	2,508	71,365
Wacker Chemie AG	Chemicals	52	5,673
[a,b] Zalando SE	Specialty Retail	796	18,675

			4,967,159

Ireland 0.8%
AIB Group PLC	Banks	5,140	27,191
Bank of Ireland Group PLC	Banks	3,704	38,777
Glanbia PLC	Food Products	644	12,562
Kerry Group PLC, Class A	Food Products	548	44,431
Kingspan Group PLC	Building Products	548	46,692

			169,653

Italy 7.9%
A2A SpA	Multi-Utilities	5,540	11,041
Amplifon SpA	Health Care Providers & Services	464	16,530
Assicurazioni Generali SpA	Insurance	4,500	112,325
Banca Mediolanum SpA	Financial Services	868	9,591
Banco BPM SpA	Banks	4,956	31,944

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Brunello Cucinelli SpA	Textiles, Apparel & Luxury Goods	120	12,025
Buzzi SpA	Construction Materials	308	12,405
Davide Campari-Milano NV	Beverages	1,776	16,796
DiaSorin SpA	Health Care Equipment & Supplies	76	7,580
Enel SpA	Electric Utilities	28,008	194,934
Eni SpA	Oil, Gas & Consumable Fuels	8,128	125,040
Ferrari NV	Automobiles	424	172,999
FinecoBank Banca Fineco SpA	Banks	2,204	32,881
Hera SpA	Multi-Utilities	2,848	9,749
[b] Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	1,252	13,083
Interpump Group SpA	Machinery	284	12,626
Intesa Sanpaolo SpA	Banks	58,140	216,283
Italgas SpA	Gas Utilities	1,760	8,681
Leonardo SpA	Aerospace & Defense	1,456	33,831
Mediobanca Banca di Credito Finanziario SpA	Banks	1,968	28,875
Moncler SpA	Textiles, Apparel & Luxury Goods	740	45,254
[a,b] Nexi SpA	Financial Services	2,988	18,234
[b] Pirelli & C SpA	Automobile Components	1,344	8,009
[b] Poste Italiane SpA	Insurance	1,644	20,958
Prysmian SpA	Electrical Equipment	988	61,225
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	348	18,164
Reply SpA	IT Services	80	11,815
Snam SpA	Gas Utilities	8,128	35,986
[a] Telecom Italia SpA	Diversified Telecommunication Services	36,448	8,731
[a] Telecom Italia SpA	Diversified Telecommunication Services	17,036	4,435
Terna - Rete Elettrica Nazionale	Electric Utilities	5,076	39,267
UniCredit SpA	Banks	5,880	218,077

			1,569,374

Luxembourg 0.3%
ArcelorMittal SA	Metals & Mining	1,748	40,035
Eurofins Scientific SE	Life Sciences Tools & Services	464	23,149
RTL Group SA	Media	140	4,261

			67,445

Netherlands 16.2%
Aalberts NV	Machinery	344	13,980
[b] ABN AMRO Bank NV, GDR	Banks	1,672	27,507
[a,b] Adyen NV	Financial Services	106	126,466
Aegon Ltd.	Insurance	5,168	31,948
Akzo Nobel NV	Chemicals	616	37,486
[a] Argenx SE	Biotechnology	216	94,590
ASM International NV	Semiconductors & Semiconductor Equipment	168	128,162
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,420	1,467,402
ASR Nederland NV	Insurance	524	24,997
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	272	45,520
[b] CTP NV	Real Estate Management & Development	404	6,893
[b] Euronext NV	Capital Markets	284	26,329
EXOR NV	Financial Services	364	38,114
Ferrovial SE	Construction & Engineering	1,888	73,371
Heineken Holding NV	Beverages	476	37,573
Heineken NV	Beverages	992	96,005
IMCD NV	Trading Companies & Distributors	204	28,270
ING Groep NV	Banks	11,216	191,875
JDE Peet’s NV	Food Products	352	7,017
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	3,404	100,655
Koninklijke KPN NV	Diversified Telecommunication Services	13,644	52,350
[a] Koninklijke Philips NV	Health Care Equipment & Supplies	2,868	72,510
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	232	9,638
NN Group NV	Insurance	988	46,009
OCI NV	Chemicals	348	8,500
[a] Pluxee NV	Commercial Services & Supplies	328	9,208
Prosus NV	Broadline Retail	5,244	186,930
Randstad NV	Professional Services	384	17,421
[b] Signify NV	Electrical Equipment	468	11,687

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Universal Music Group NV	Entertainment	2,716	80,864
Wolters Kluwer NV	Professional Services	868	144,007

			3,243,284

Poland 0.1%
[a] InPost SA	Air Freight & Logistics	796	14,042

Portugal 0.5%
EDP - Energias de Portugal SA	Electric Utilities	10,856	40,710
Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	1,576	33,309
Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	1,012	19,794

			93,813

Russia 0.0%
[a,c] Evraz PLC	Metals & Mining	1,168	—

Spain 8.0%
Acciona SA	Electric Utilities	84	9,930

ACS Actividades de Construccion y Servicios SA	Construction & Engineering	804	34,709
[b] Aena SME SA	Transportation Infrastructure	252	50,775
Amadeus IT Group SA	Hotels, Restaurants & Leisure	1,572	104,693
Banco Bilbao Vizcaya Argentaria SA	Banks	20,744	207,917
Banco de Sabadell SA	Banks	18,808	36,294
Banco Santander SA	Banks	56,036	260,075
Bankinter SA	Banks	2,344	19,158
CaixaBank SA	Banks	13,348	70,713
[a,b] Cellnex Telecom SA	Diversified Telecommunication Services	2,020	65,749
Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	204	4,204
EDP Renovaveis SA	Independent Power Producers & Energy Traders	1,100	15,385
Enagas SA	Gas Utilities	880	13,100
Endesa SA	Electric Utilities	1,132	21,274
Fomento de Construcciones y Contratas SA	Construction & Engineering	192	2,860
[a] Grifols SA	Biotechnology	952	8,020
Iberdrola SA	Electric Utilities	21,084	273,760
Industria de Diseno Textil SA	Specialty Retail	3,788	188,212
Mapfre SA	Insurance	3,556	8,209
Merlin Properties Socimi SA	Diversified REITs	1,200	13,376
Naturgy Energy Group SA	Gas Utilities	460	9,939
Redeia Corp. SA	Electric Utilities	1,548	27,076
Repsol SA	Oil, Gas & Consumable Fuels	4,384	69,233
Telefonica SA	Diversified Telecommunication Services	18,568	78,805

			1,593,466

Switzerland 0.8%
DSM-Firmenich AG	Chemicals	624	70,622
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,344	92,612

			163,234

United Kingdom 0.0%†
Allfunds Group PLC	Capital Markets	1,172	6,582
[a,c] NMC Health PLC	Health Care Providers & Services	60	—

			6,582

United States 1.0%
[a] Qiagen NV	Life Sciences Tools & Services	804	33,218
Stellantis NV	Automobiles	7,452	147,514
Tenaris SA	Energy Equipment & Services	1,620	24,915

			205,647

Total Common Stocks (Cost $19,306,963)			19,735,836

Preferred Stocks 1.0%
Germany 0.9%
[d] Bayerische Motoren Werke AG, 7.301%, pfd.	Automobiles	204	18,027
[d] FUCHS SE, 2.601%, pfd.	Chemicals	232	10,612
[d] Henkel AG & Co. KGaA, 2.223%, pfd.	Household Products	584	52,088
[d] Sartorius AG, 0.338%, pfd.	Life Sciences Tools & Services	91	21,359

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[d] Sixt SE, 7.626%, pfd.	Ground Transportation	60	3,305
[d] Volkswagen AG, 8.596%, pfd.	Automobiles	660	74,555

			179,946

Spain 0.1%
[a] Grifols SA, Class B, pfd.	Biotechnology	940	5,752

Total Preferred Stocks (Cost $231,848)			185,698

Right 0.0%
Italy 0.0%
[a] Amplifon SpA	Health Care Providers & Services	464	—

Total Rights (Cost $0)			—

Total Investments (Cost $19,538,811) 99.7%			19,921,534
Other Assets, less Liabilities 0.3%			69,084

Net Assets 100.0%			$19,990,618

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $580,372, representing 2.9% of net assets.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

dVariable rate security. The rate shown represents the yield at period end.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
EURO STOXX 50 Index	Long	1	$52,794	9/20/24	$(248)

*As of period end.

Abbreviations

Selected Portfolio

GDR	– Global Depositary Receipt
REIT	– Real Estate Investment Trust
SPA	– Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 96.1%
Germany 95.4%
adidas AG	Textiles, Apparel & Luxury Goods	2,603	$622,118
Allianz SE	Insurance	6,156	1,712,102
BASF SE	Chemicals	14,022	679,044
Bayer AG	Pharmaceuticals	15,504	438,341
Bayerische Motoren Werke AG	Automobiles	4,655	440,928
Bechtle AG	IT Services	1,254	59,054
Beiersdorf AG	Personal Care Products	1,558	228,009
Brenntag SE	Trading Companies & Distributors	2,052	138,464
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	589	41,442
Commerzbank AG	Banks	16,245	246,969
Continental AG	Automobile Components	1,691	95,872
[a,b] Covestro AG	Chemicals	2,945	172,966
CTS Eventim AG & Co. KGaA	Entertainment	912	76,142
Daimler Truck Holding AG	Machinery	8,246	328,496
[a,b] Delivery Hero SE	Hotels, Restaurants & Leisure	3,154	74,874
Deutsche Bank AG	Capital Markets	30,837	492,703
Deutsche Boerse AG	Capital Markets	2,926	599,279
Deutsche Lufthansa AG	Passenger Airlines	9,291	56,858
Deutsche Post AG	Air Freight & Logistics	15,504	627,935
Deutsche Telekom AG	Diversified Telecommunication Services	52,763	1,327,765
Deutsche Wohnen SE	Real Estate Management & Development	798	15,360
[a] DWS Group GmbH & Co. KGaA	Capital Markets	456	16,196
E.ON SE	Multi-Utilities	34,960	459,175
Evonik Industries AG	Chemicals	3,667	74,869
Fielmann Group AG	Specialty Retail	380	17,472
[b] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	570	29,445
Fresenius Medical Care AG	Health Care Providers & Services	3,192	122,336
[b] Fresenius SE & Co. KGaA	Health Care Providers & Services	6,498	194,163
FUCHS SE	Chemicals	475	16,952
GEA Group AG	Machinery	2,698	112,483
Hannover Rueck SE	Insurance	950	240,999
Heidelberg Materials AG	Construction Materials	2,147	222,787
Henkel AG & Co. KGaA	Household Products	1,539	121,150
HOCHTIEF AG	Construction & Engineering	342	38,926
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	20,482	753,049
KION Group AG	Machinery	1,159	48,556
Knorr-Bremse AG	Machinery	1,026	78,403
LEG Immobilien SE	Real Estate Management & Development	1,159	94,727
Mercedes-Benz Group AG	Automobiles	13,205	913,825
Merck KGaA	Pharmaceuticals	2,033	337,180
MTU Aero Engines AG	Aerospace & Defense	849	217,288
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	2,081	1,041,556
Nemetschek SE	Software	855	84,166
Puma SE	Textiles, Apparel & Luxury Goods	1,558	71,584
Rational AG	Machinery	76	63,330
Rheinmetall AG	Aerospace & Defense	684	348,725
RWE AG	Independent Power Producers & Energy Traders	11,229	384,508
SAP SE	Software	17,309	3,515,772
Sartorius AG	Life Sciences Tools & Services	38	7,306
[a] Scout24 SE	Interactive Media & Services	1,159	88,442
Siemens AG	Industrial Conglomerates	11,723	2,182,641
[b] Siemens Energy AG	Electrical Equipment	8,493	221,279
[a] Siemens Healthineers AG	Health Care Equipment & Supplies	4,408	254,166
Sixt SE	Ground Transportation	209	14,840
Symrise AG	Chemicals	2,052	251,372
Talanx AG	Insurance	950	75,904
thyssenkrupp AG	Metals & Mining	7,885	34,124
Traton SE	Machinery	798	26,128

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Volkswagen AG	Automobiles	456	54,785
Vonovia SE	Real Estate Management & Development	10,982	312,493
Wacker Chemie AG	Chemicals	228	24,876
[a,b] Zalando SE	Specialty Retail	3,420	80,235

			21,722,934

Luxembourg 0.1%
RTL Group SA	Media	589	17,928

United States 0.6%
[b] Qiagen NV	Life Sciences Tools & Services	3,496	144,441

Total Common Stocks (Cost $21,684,129)			21,885,303

Preferred Stocks 3.5%
Germany 3.5%
[c] Bayerische Motoren Werke AG, 7.301%, pfd.	Automobiles	912	80,590
[c] FUCHS SE, 2.601%, pfd.	Chemicals	1,045	47,801
[c] Henkel AG & Co. KGaA, 2.223%, pfd.	Household Products	2,565	228,775
[c] Sartorius AG, 0.338%, pfd.	Life Sciences Tools & Services	399	93,650
[c] Sixt SE, 7.626%, pfd.	Ground Transportation	266	14,653
[c] Volkswagen AG, 8.596%, pfd.	Automobiles	2,888	326,236

Total Preferred Stocks (Cost $1,079,553)			791,705

Total Investments (Cost $22,763,682) 99.6%			22,677,008
Other Assets, less Liabilities 0.4%			88,808

Net Assets 100.0%			$22,765,816

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $686,879, representing 3.0% of net assets.

bNon-income producing.

cVariable rate security. The rate shown represents the yield at period end.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Micro DAX	Long	4	$78,894	9/20/24	$566

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.7%
Cambodia 0.2%
[a] NagaCorp Ltd.	Hotels, Restaurants & Leisure	38,922	$19,094

China 11.4%
AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	19,000	74,711
BOC Hong Kong Holdings Ltd.	Banks	100,000	308,041
[b] Budweiser Brewing Co. APAC Ltd., Class H	Beverages	47,400	55,855
China Travel International Investment Hong Kong Ltd., Class A	Hotels, Restaurants & Leisure	72,000	10,698
Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	49,200	53,249
[b] ESR Group Ltd., Class H	Real Estate Management & Development	73,200	96,195
[a] HUTCHMED China Ltd.	Pharmaceuticals	14,000	49,312
Kerry Logistics Network Ltd.	Air Freight & Logistics	6,000	5,779
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	216,000	304,880
[a] MMG Ltd.	Metals & Mining	67,200	25,650
Nexteer Automotive Group Ltd.	Automobile Components	24,000	10,820
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	32,000	22,010
SITC International Holdings Co. Ltd.	Marine Transportation	36,000	97,753

			1,114,953

Hong Kong 75.5%
AIA Group Ltd.	Insurance	283,400	1,923,841
ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	8,600	119,955
Bank of East Asia Ltd., Class A	Banks	39,600	50,315
Cathay Pacific Airways Ltd., Class A	Passenger Airlines	28,000	28,655
Champion REIT, Class A	Office REITs	54,000	10,859
CK Asset Holdings Ltd.	Real Estate Management & Development	53,500	200,435
CK Infrastructure Holdings Ltd., Class A	Electric Utilities	16,500	93,200
CLP Holdings Ltd.	Electric Utilities	46,000	371,775
Dah Sing Banking Group Ltd., Class A	Banks	9,600	8,005
DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	8,400	15,960
Hang Lung Group Ltd.	Real Estate Management & Development	24,000	26,129
Hang Lung Properties Ltd.	Real Estate Management & Development	52,000	44,358
Hang Seng Bank Ltd.	Banks	20,400	262,336
Henderson Land Development Co. Ltd.	Real Estate Management & Development	36,000	96,601
Hong Kong & China Gas Co. Ltd.	Gas Utilities	306,000	232,810
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	35,600	1,140,856
Hongkong Land Holdings Ltd.	Real Estate Management & Development	30,600	98,838
Huabao International Holdings Ltd.	Chemicals	24,000	7,347
Hysan Development Co. Ltd.	Real Estate Management & Development	18,000	25,868
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	5,500	194,590
Johnson Electric Holdings Ltd.	Automobile Components	10,500	15,816
Kerry Properties Ltd.	Real Estate Management & Development	16,500	28,700
Link REIT	Retail REITs	71,400	277,556
Man Wah Holdings Ltd.	Household Durables	40,800	28,010
[a] Melco International Development Ltd.	Hotels, Restaurants & Leisure	22,000	14,794
MTR Corp. Ltd.	Ground Transportation	40,500	127,869
New World Development Co. Ltd.	Real Estate Management & Development	40,000	37,452
NWS Holdings Ltd.	Industrial Conglomerates	27,000	23,966
Orient Overseas International Ltd.	Marine Transportation	3,600	58,422
PCCW Ltd.	Diversified Telecommunication Services	114,000	57,092
Power Assets Holdings Ltd.	Electric Utilities	38,000	205,638
Sino Land Co. Ltd.	Real Estate Management & Development	98,000	101,045
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	40,000	346,082
[a] Super Hi International Holding Ltd.	Hotels, Restaurants & Leisure	5,000	9,324
Swire Pacific Ltd., Class A	Real Estate Management & Development	11,500	101,634
Swire Pacific Ltd., Class B	Real Estate Management & Development	22,500	30,202
Swire Properties Ltd.	Real Estate Management & Development	28,800	45,889
Techtronic Industries Co. Ltd.	Machinery	36,750	419,871
United Energy Group Ltd.	Oil, Gas & Consumable Fuels	204,000	7,969
Vitasoy International Holdings Ltd.	Food Products	22,000	16,625

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

VTech Holdings Ltd.	Communications Equipment	4,800	35,904
[b] WH Group Ltd.	Food Products	219,000	144,179
Wharf Holdings Ltd.	Real Estate Management & Development	27,143	76,311
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	43,000	114,007
Xinyi Glass Holdings Ltd.	Building Products	60,114	65,909
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	19,500	37,714

			7,380,713

Indonesia 0.3%
First Pacific Co. Ltd.	Food Products	64,000	29,756

Italy 1.1%
PRADA SpA	Textiles, Apparel & Luxury Goods	14,400	107,713

Luxembourg 0.5%
L’Occitane International SA	Personal Care Products	11,250	47,839

Macau 5.2%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	60,240	280,854
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	21,600	33,642
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	67,200	140,125
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	66,000	22,402
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	40,800	33,445

			510,468

Singapore 0.5%
[b] BOC Aviation Ltd., Class A	Trading Companies & Distributors	6,000	43,036

Taiwan 0.1%
[a,b] FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	30,000	13,334

United Kingdom 3.7%
CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	75,000	359,275

United States 1.2%
[b] Samsonite International SA	Textiles, Apparel & Luxury Goods	37,800	112,808

Total Common Stocks (Cost $14,470,070)			9,738,989

Right 0.0%†
China 0.0%†
[a] MMG Ltd.	Metals & Mining	28,800	1,273

Total Rights (Cost $0)			1,273

Total Investments (Cost $14,470,070) 99.7%			9,740,262
Other Assets, less Liabilities 0.3%			34,194

Net Assets 100.0%			$9,774,456

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $465,407, representing 4.8% of net assets.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MINI HSI IDX	Long	1	$22,581	7/30/24	$(524)

*As of period end.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

SPA	–	Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 101.7%
India 101.7%
3M India Ltd.	Industrial Conglomerates	2,199	$970,561
Aarti Industries Ltd.	Chemicals	169,323	1,393,469
ABB India Ltd.	Electrical Equipment	46,179	4,702,159
ACC Ltd.	Construction Materials	70,368	2,210,131
[a] Adani Energy Solutions Ltd.	Electric Utilities	306,394	3,664,603
Adani Enterprises Ltd.	Trading Companies & Distributors	270,477	10,305,453
[a] Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	364,301	7,814,860
Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	638,443	11,316,835
[a] Adani Power Ltd.	Independent Power Producers & Energy Traders	1,001,278	8,628,612
Adani Total Gas Ltd.	Gas Utilities	238,225	2,559,731
[a] Adani Wilmar Ltd.	Food Products	138,292	550,763
[a] Aditya Birla Capital Ltd.	Financial Services	427,462	1,223,678
AIA Engineering Ltd.	Machinery	33,718	1,689,610
Alkem Laboratories Ltd.	Pharmaceuticals	44,713	2,676,399
Ambuja Cements Ltd.	Construction Materials	632,579	5,084,528
APL Apollo Tubes Ltd.	Metals & Mining	170,789	3,185,467
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	85,761	6,361,767
Ashok Leyland Ltd.	Machinery	1,230,707	3,570,028
Asian Paints Ltd.	Chemicals	393,621	13,769,595
Astral Ltd.	Building Products	103,740	2,961,885
[b] AU Small Finance Bank Ltd.	Banks	315,190	2,540,230
Aurobindo Pharma Ltd.	Pharmaceuticals	228,696	3,311,927
[a,b] Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	129,008	7,297,239
Axis Bank Ltd.	Banks	1,980,566	30,051,400
Bajaj Auto Ltd.	Automobiles	57,907	6,598,256
Bajaj Finance Ltd.	Consumer Finance	216,968	18,514,126
Bajaj Finserv Ltd.	Financial Services	331,316	6,310,053
Bajaj Holdings & Investment Ltd.	Financial Services	22,990	2,353,451
Balkrishna Industries Ltd.	Automobile Components	70,368	2,724,848
[b] Bandhan Bank Ltd.	Banks	694,526	1,697,263
Bank of Baroda	Banks	889,129	2,936,485
Bank of India	Banks	789,441	1,140,885
Bata India Ltd.	Textiles, Apparel & Luxury Goods	56,048	1,017,451
Bayer CropScience Ltd.	Chemicals	10,995	885,059
Berger Paints India Ltd.	Chemicals	254,408	1,538,270
Bharat Electronics Ltd.	Aerospace & Defense	3,096,192	11,358,119
Bharat Forge Ltd.	Automobile Components	220,744	4,421,763
Bharat Heavy Electricals Ltd.	Electrical Equipment	1,106,097	3,990,637
[a] Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	858,191	3,128,133
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	891,609	3,249,942
Bharti Airtel Ltd.	Wireless Telecommunication Services	145,867	1,824,311
Bharti Airtel Ltd.	Wireless Telecommunication Services	2,304,552	39,908,719
Biocon Ltd.	Biotechnology	400,096	1,684,589
Bosch Ltd.	Automobile Components	7,330	2,996,116
[a] Britannia Industries Ltd.	Food Products	103,353	6,786,563
Canara Bank	Banks	1,590,132	2,278,196
Castrol India Ltd.	Chemicals	420,009	1,010,439
CG Power & Industrial Solutions Ltd.	Electrical Equipment	553,415	4,676,859
Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	354,772	6,056,279
Cipla Ltd.	Pharmaceuticals	463,989	8,239,543
Coal India Ltd.	Oil, Gas & Consumable Fuels	1,964,440	11,146,452
Coforge Ltd.	IT Services	54,975	3,598,831
Colgate-Palmolive India Ltd.	Personal Care Products	115,081	3,923,760
Container Corp. of India Ltd.	Ground Transportation	236,759	2,959,647
Coromandel International Ltd.	Chemicals	109,217	2,096,718
Cummins India Ltd.	Machinery	116,547	5,544,290
Dabur India Ltd.	Personal Care Products	499,173	3,595,901
Dalmia Bharat Ltd.	Construction Materials	71,642	1,558,018

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Deepak Nitrite Ltd.	Chemicals	60,106	1,803,414
Divi’s Laboratories Ltd.	Life Sciences Tools & Services	110,683	6,101,021
[c] Dixon Technologies India Ltd.	Household Durables	30,786	4,419,708
DLF Ltd.	Real Estate Management & Development	537,289	5,314,095
[b] Dr Lal PathLabs Ltd.	Health Care Providers & Services	30,786	1,026,612
Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	104,819	8,047,824
Eicher Motors Ltd.	Automobiles	120,212	6,736,557
Emami Ltd.	Personal Care Products	180,456	1,491,690
Embassy Office Parks REIT	Office REITs	756,456	3,223,312
Exide Industries Ltd.	Automobile Components	402,096	2,722,029
Federal Bank Ltd.	Banks	1,574,796	3,347,415
[a] FSN E-Commerce Ventures Ltd.	Specialty Retail	1,190,243	2,518,441
GAIL India Ltd.	Gas Utilities	2,284,028	6,013,591
[b] General Insurance Corp. of India	Insurance	85,863	389,994
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	36,650	1,165,152
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	131,884	1,946,134
[a] GMR Airports Infrastructure Ltd.	Transportation Infrastructure	2,093,448	2,424,395
Godrej Consumer Products Ltd.	Personal Care Products	315,923	5,212,564
[a] Godrej Industries Ltd.	Industrial Conglomerates	58,279	598,183
[a] Godrej Properties Ltd.	Real Estate Management & Development	90,159	3,468,398
Grasim Industries Ltd.	Construction Materials	333,515	10,680,679
Gujarat Fluorochemicals Ltd.	Chemicals	34,451	1,318,899
Gujarat Gas Ltd.	Gas Utilities	176,266	1,328,429
Havells India Ltd.	Electrical Equipment	207,439	4,533,495
HCL Technologies Ltd.	IT Services	916,250	16,037,877
[b] HDFC Asset Management Co. Ltd.	Capital Markets	86,494	4,142,066
HDFC Bank Ltd.	Banks	4,876,649	98,471,612
[b] HDFC Life Insurance Co. Ltd.	Insurance	855,411	6,104,180
Hero MotoCorp Ltd.	Automobiles	112,882	7,553,127
Hindalco Industries Ltd.	Metals & Mining	1,196,989	9,955,590
[c] Hindustan Aeronautics Ltd.	Aerospace & Defense	164,192	10,365,435
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	538,182	2,143,370
[a] Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	261,461	1,041,298
Hindustan Unilever Ltd.	Personal Care Products	768,184	22,782,281
Hindustan Zinc Ltd.	Metals & Mining	201,575	1,618,764
Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	1,914	1,301,697
ICICI Bank Ltd.	Banks	2,740,687	39,427,110
[b] ICICI Lombard General Insurance Co. Ltd.	Insurance	210,460	4,516,609
[b] ICICI Prudential Life Insurance Co. Ltd.	Insurance	333,728	2,424,093
IDBI Bank Ltd.	Banks	493,132	496,577
[a] IDFC First Bank Ltd.	Banks	2,980,378	2,936,506
Indian Bank	Banks	233,827	1,529,637
Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	717,607	5,378,987
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	3,552,851	7,056,918
Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	263,296	3,123,557
[b] Indian Railway Finance Corp. Ltd.	Financial Services	1,537,834	3,205,408
[a] Indian Renewable Energy Development Agency Ltd.	Financial Services	582,735	1,330,848
Indraprastha Gas Ltd.	Gas Utilities	299,064	1,806,488
[a] Indus Towers Ltd.	Diversified Telecommunication Services	1,143,480	5,146,431
Info Edge India Ltd.	Interactive Media & Services	65,970	5,368,461
Infosys Ltd.	IT Services	3,039,751	57,113,235
[a,b] InterGlobe Aviation Ltd.	Passenger Airlines	142,202	7,210,500
Ipca Laboratories Ltd.	Pharmaceuticals	119,514	1,619,127
ITC Ltd.	Tobacco	2,597,752	13,236,814
Jindal Stainless Ltd.	Metals & Mining	277,074	2,732,944
Jindal Steel & Power Ltd.	Metals & Mining	337,180	4,223,065
[a] Jio Financial Services Ltd.	Financial Services	2,734,823	11,746,087
JSW Energy Ltd.	Independent Power Producers & Energy Traders	461,790	4,067,573
[a] JSW Infrastructure Ltd.	Transportation Infrastructure	214,769	845,812
JSW Steel Ltd.	Metals & Mining	874,469	9,768,465
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	309,326	2,089,376
Kalyan Jewellers India Ltd.	Textiles, Apparel & Luxury Goods	343,777	2,066,063
Kansai Nerolac Paints Ltd.	Chemicals	176,964	573,203
Kotak Mahindra Bank Ltd.	Banks	431,004	9,316,561

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

KPIT Technologies Ltd.	Software	142,464	2,792,901
L&T Finance Ltd.	Financial Services	735,301	1,597,535
[b] L&T Technology Services Ltd.	Professional Services	22,723	1,337,711
Larsen & Toubro Ltd.	Construction & Engineering	584,201	24,859,938
[b] Laurus Labs Ltd.	Pharmaceuticals	331,316	1,686,826
LIC Housing Finance Ltd.	Financial Services	263,994	2,522,565
Linde India Ltd.	Chemicals	18,325	1,823,809
[b] LTIMindtree Ltd.	IT Services	79,897	5,159,638
Lupin Ltd.	Pharmaceuticals	207,439	4,033,353
[b] Macrotech Developers Ltd.	Real Estate Management & Development	225,031	4,057,507
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	502,838	1,812,659
Mahindra & Mahindra Ltd.	Automobiles	841,484	28,928,078
Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	173,721	446,513
[a] Mankind Pharma Ltd.	Pharmaceuticals	81,363	2,077,507
Marico Ltd.	Food Products	454,070	3,337,969
Maruti Suzuki India Ltd.	Automobiles	119,479	17,242,301
[a] Max Financial Services Ltd.	Insurance	205,973	2,400,167
Max Healthcare Institute Ltd.	Health Care Providers & Services	565,876	6,383,346
Mazagon Dock Shipbuilders Ltd.	Aerospace & Defense	26,388	1,354,866
Metro Brands Ltd.	Specialty Retail	27,121	399,558
Mphasis Ltd.	IT Services	96,023	2,828,785
MRF Ltd.	Automobile Components	2,344	3,639,062
Muthoot Finance Ltd.	Consumer Finance	92,818	1,998,947
Nestle India Ltd.	Food Products	311,525	9,532,637
[b] New India Assurance Co. Ltd.	Insurance	192,046	545,686
NHPC Ltd.	Independent Power Producers & Energy Traders	2,564,767	3,097,251
[b] Nippon Life India Asset Management Ltd.	Capital Markets	148,066	1,144,310
NLC India Ltd.	Independent Power Producers & Energy Traders	155,783	448,644
NMDC Ltd.	Metals & Mining	990,283	2,922,010
NTPC Ltd.	Independent Power Producers & Energy Traders	4,101,135	18,607,878
Oberoi Realty Ltd.	Real Estate Management & Development	102,996	2,180,965
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	3,360,072	11,048,799
Oil India Ltd.	Oil, Gas & Consumable Fuels	314,457	2,726,645
[a] One 97 Communications Ltd.	Financial Services	306,404	1,476,214
Oracle Financial Services Software Ltd.	Software	19,791	2,345,431
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	5,131	2,405,861
Patanjali Foods Ltd.	Food Products	83,034	1,584,654
[a] PB Fintech Ltd.	Insurance	272,094	4,559,237
Persistent Systems Ltd.	IT Services	87,227	4,436,744
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	649,438	2,572,051
Phoenix Mills Ltd.	Real Estate Management & Development	81,363	3,501,182
PI Industries Ltd.	Chemicals	70,368	3,205,642
Pidilite Industries Ltd.	Chemicals	131,207	4,970,485
[a] Piramal Enterprises Ltd.	Financial Services	103,740	1,153,254
[a] Polycab India Ltd.	Electrical Equipment	41,546	3,357,809
Poonawalla Fincorp Ltd.	Consumer Finance	237,492	1,165,138
Power Finance Corp. Ltd.	Financial Services	1,259,294	7,325,840
Power Grid Corp. of India Ltd.	Electric Utilities	3,631,282	14,411,906
Prestige Estates Projects Ltd.	Real Estate Management & Development	109,950	2,495,474
Punjab National Bank	Banks	1,923,791	2,843,669
[c] Rail Vikas Nigam Ltd.	Construction & Engineering	494,775	2,471,872
[a] Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	120,456	407,503
[b] RBL Bank Ltd.	Banks	389,114	1,227,153
REC Ltd.	Financial Services	1,081,175	6,812,164
Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	63,038	625,410
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	2,878,491	108,073,508
Samvardhana Motherson International Ltd.	Automobile Components	2,333,872	5,326,448
SBI Cards & Payment Services Ltd.	Consumer Finance	249,953	2,171,980
[b] SBI Life Insurance Co. Ltd.	Insurance	364,301	6,517,990
Schaeffler India Ltd.	Machinery	35,184	2,000,177
Shree Cement Ltd.	Construction Materials	11,728	3,919,821
Shriram Finance Ltd.	Consumer Finance	243,356	8,496,849
Siemens Ltd.	Industrial Conglomerates	76,965	7,111,100
SJVN Ltd.	Electric Utilities	618,652	976,563
[a] Solar Industries India Ltd.	Chemicals	21,257	2,554,485

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[b] Sona Blw Precision Forgings Ltd.	Automobile Components	309,062	2,375,761
SRF Ltd.	Chemicals	121,678	3,554,654
[a] Star Health & Allied Insurance Co. Ltd.	Insurance	196,776	1,318,290
State Bank of India	Banks	1,547,363	15,753,366
Steel Authority of India Ltd.	Metals & Mining	1,253,430	2,234,416
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	942,638	17,192,157
Sun TV Network Ltd.	Media	73,704	664,850
Sundaram Finance Ltd.	Consumer Finance	57,907	3,258,208
Supreme Industries Ltd.	Chemicals	55,708	3,978,909
[a] Suzlon Energy Ltd.	Electrical Equipment	10,204,826	6,468,920
[b] Syngene International Ltd.	Life Sciences Tools & Services	142,074	1,209,684
[a] Tata Communications Ltd.	Diversified Telecommunication Services	99,688	2,216,956
Tata Consultancy Services Ltd.	IT Services	894,993	41,903,006
Tata Consumer Products Ltd.	Food Products	538,022	7,080,824
Tata Elxsi Ltd.	Software	29,956	2,515,172
Tata Motors Ltd., Class A	Automobiles	1,597,940	18,966,405
Tata Motors Ltd., Class A	Automobiles	332,782	2,656,270
[a] Tata Power Co. Ltd.	Electric Utilities	1,273,221	6,727,401
Tata Steel Ltd.	Metals & Mining	7,289,685	15,211,849
Tata Technologies Ltd.	IT Services	64,504	790,525
[a] Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	442,732	412,694
Tech Mahindra Ltd.	IT Services	527,027	9,040,121
Thermax Ltd.	Machinery	27,854	1,787,399
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	353,306	14,423,316
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	84,295	2,821,678
Torrent Power Ltd.	Electric Utilities	186,182	3,345,527
Trent Ltd.	Specialty Retail	156,862	10,308,262
Tube Investments of India Ltd.	Automobile Components	75,499	3,856,323
TVS Motor Co. Ltd.	Automobiles	204,507	5,799,771
UltraTech Cement Ltd.	Construction Materials	98,955	13,846,165
Union Bank of India Ltd.	Banks	1,308,704	2,145,247
United Breweries Ltd.	Beverages	59,930	1,427,360
United Spirits Ltd.	Beverages	249,220	3,815,072
UNO Minda Ltd.	Automobile Components	146,292	1,915,853
UPL Ltd.	Chemicals	454,460	3,111,120
Varun Beverages Ltd.	Beverages	403,883	7,892,398
Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	53,886	679,589
Vedanta Ltd.	Metals & Mining	1,217,513	6,628,702
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	18,137,352	3,891,197
Voltas Ltd.	Construction & Engineering	200,266	3,535,681
Whirlpool of India Ltd.	Household Durables	53,886	1,291,358
Wipro Ltd.	IT Services	1,218,979	7,526,204
[a] Yes Bank Ltd.	Banks	17,496,909	4,970,790
[a] Zee Entertainment Enterprises Ltd.	Media	727,188	1,323,698
[a] Zomato Ltd.	Hotels, Restaurants & Leisure	5,947,562	14,304,818
Zydus Lifesciences Ltd.	Pharmaceuticals	220,744	2,842,968

Total Common Stocks (Cost $1,215,402,658)			1,483,797,599

Total Investments before Short-Term Investments (Cost $1,215,402,658)			1,483,797,599

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Short-Term Investments 0.3%
Money Market Funds 0.3%
United States 0.3%
[d,e] Institutional Fiduciary Trust - Money Market Portfolio,
5.09%	Money Market Funds	4,072,509	4,072,509

Total Short-Term Investments (Cost $4,072,509)			4,072,509

Total Investments (Cost $1,219,475,167) 102.0%			1,487,870,108
Other Assets, less Liabilities (2.0)%			(29,376,600)

Net Assets 100.0%			$1,458,493,508

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $65,816,460, representing 4.5% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of was $17,257,015, representing 1.2% of net assets.

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
IFSC Nifty 50	Long	296	$14,290,584	7/25/24	$231,579

*As of period end.

Abbreviations

Selected Portfolio

REIT	– Real Estate Investment Trust
SRF	– State Revolving Fund

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares	Value
Common Stocks 99.3%
Japan 99.3%
ABC-Mart, Inc.	Specialty Retail	35,700	$626,958
Acom Co. Ltd.	Consumer Finance	178,500	453,851
Activia Properties, Inc.	Diversified REITs	357	810,052
Advance Residence Investment Corp.	Residential REITs	595	1,211,379
Advantest Corp.	Semiconductors & Semiconductor Equipment	345,100	13,783,834
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	333,200	7,123,429
AEON Financial Service Co. Ltd.	Consumer Finance	47,600	390,305
Aeon Mall Co. Ltd.	Real Estate Management & Development	35,700	420,672
AEON REIT Investment Corp.	Retail REITs	833	689,765
AGC, Inc.	Building Products	83,300	2,695,883
Aica Kogyo Co. Ltd.	Chemicals	23,800	517,546
Air Water, Inc.	Chemicals	83,300	1,126,564
Aisin Corp.	Automobile Components	83,300	2,715,044
Ajinomoto Co., Inc.	Food Products	214,200	7,511,514
Alfresa Holdings Corp.	Health Care Providers & Services	71,400	977,833
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	95,200	909,330
Amada Co. Ltd.	Machinery	142,800	1,577,493
Amano Corp.	Electronic Equipment, Instruments & Components	35,700	921,906
Amvis Holdings, Inc.	Health Care Providers & Services	11,900	170,074
ANA Holdings, Inc.	Passenger Airlines	71,400	1,318,055
Anritsu Corp.	Electronic Equipment, Instruments & Components	59,500	456,071
[a] Aozora Bank Ltd.	Banks	59,500	971,878
As One Corp.	Health Care Providers & Services	23,800	424,186
Asahi Group Holdings Ltd.	Beverages	214,200	7,556,789
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	83,300	1,167,992
Asahi Kasei Corp.	Chemicals	571,200	3,659,217
Asics Corp.	Textiles, Apparel & Luxury Goods	285,600	4,369,399
ASKUL Corp.	Broadline Retail	11,900	161,641
Astellas Pharma, Inc.	Pharmaceuticals	833,000	8,233,681
Azbil Corp.	Electronic Equipment, Instruments & Components	59,500	1,657,463
AZ-COM MARUWA Holdings, Inc.	Air Freight & Logistics	23,800	172,959
Bandai Namco Holdings, Inc.	Leisure Products	261,800	5,110,357
BayCurrent Consulting, Inc.	Professional Services	59,500	1,198,433
Bic Camera, Inc.	Specialty Retail	59,500	567,037
BIPROGY, Inc.	IT Services	23,800	659,582
Bridgestone Corp.	Automobile Components	261,800	10,289,069
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	107,100	1,884,869
Calbee, Inc.	Food Products	35,700	685,548
Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	23,800	661,950
Canon, Inc.	Technology Hardware, Storage & Peripherals	428,400	11,595,509
Capcom Co. Ltd.	Entertainment	166,600	3,141,227
Casio Computer Co. Ltd.	Household Durables	95,200	711,071
Central Japan Railway Co.	Ground Transportation	416,500	8,992,319
Chiba Bank Ltd.	Banks	309,400	2,754,325
Chubu Electric Power Co., Inc.	Electric Utilities	309,400	3,656,406
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	297,500	10,571,366
Chugin Financial Group, Inc.	Banks	71,400	748,577
Chugoku Electric Power Co., Inc.	Electric Utilities	142,800	937,885
Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	59,500	746,062
COMSYS Holdings Corp.	Construction & Engineering	47,600	914,656
Concordia Financial Group Ltd.	Banks	499,800	2,939,890
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	23,800	1,198,433
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	6,840	551,716
Credit Saison Co. Ltd.	Consumer Finance	71,400	1,477,180
CyberAgent, Inc.	Media	190,400	1,192,515
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	107,100	3,603,290
Daicel Corp.	Chemicals	107,100	1,026,991
Daido Steel Co. Ltd.	Metals & Mining	83,300	768,995
Daifuku Co. Ltd.	Machinery	130,900	2,449,391

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Dai-ichi Life Holdings, Inc.	Insurance	416,500	11,128,416
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	868,700	29,831,523
Daiichikosho Co. Ltd.	Entertainment	35,700	367,631
Daikin Industries Ltd.	Building Products	122,356	17,015,440
Daio Paper Corp.	Paper & Forest Products	35,700	197,564
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	26,533	2,735,607
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	273,700	6,936,932
Daiwa House REIT Investment Corp.	Diversified REITs	1,071	1,636,527
Daiwa Office Investment Corp.	Office REITs	238	419,304
Daiwa Securities Group, Inc.	Capital Markets	618,800	4,720,052
Daiwa Securities Living Investments Corp.	Residential REITs	952	621,410
Denka Co. Ltd.	Chemicals	35,700	480,150
Denso Corp.	Automobile Components	940,100	14,598,842
Dentsu Group, Inc.	Media	95,200	2,398,642
Dentsu Soken, Inc.	IT Services	11,900	390,601
Descente Ltd.	Textiles, Apparel & Luxury Goods	11,900	249,674
DIC Corp.	Chemicals	35,700	677,115
Disco Corp.	Semiconductors & Semiconductor Equipment	38,542	14,625,163
DMG Mori Co. Ltd.	Machinery	59,500	1,545,017
Dowa Holdings Co. Ltd.	Metals & Mining	23,800	844,674
East Japan Railway Co.	Ground Transportation	499,800	8,278,734
Ebara Corp.	Machinery	238,000	3,763,229
Eisai Co. Ltd.	Pharmaceuticals	119,000	4,876,588
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	71,400	1,114,321
ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	1,285,200	6,604,167
EXEO Group, Inc.	Construction & Engineering	83,300	828,288
Ezaki Glico Co. Ltd.	Food Products	23,800	618,599
Fancl Corp.	Personal Care Products	35,700	610,313
FANUC Corp.	Machinery	440,300	12,068,151
Fast Retailing Co. Ltd.	Specialty Retail	71,400	18,003,133
Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	47,600	770,400
FP Corp.	Containers & Packaging	23,800	356,867
Frontier Real Estate Investment Corp.	Retail REITs	238	650,261
Fuji Electric Co. Ltd.	Electrical Equipment	59,500	3,385,205
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	11,900	235,988
Fuji Media Holdings, Inc.	Media	23,800	271,571
Fuji Oil Holdings, Inc.	Food Products	23,800	415,827
Fuji Soft, Inc.	Software	23,800	1,074,151
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	535,500	12,523,629
Fujikura Ltd.	Electrical Equipment	119,000	2,349,521
Fujitsu General Ltd.	Household Durables	23,800	308,782
Fujitsu Ltd.	IT Services	749,700	11,730,666
Fukuoka Financial Group, Inc.	Banks	71,400	1,908,616
Fuyo General Lease Co. Ltd.	Financial Services	11,900	910,292
GLP J-Reit	Industrial REITs	2,142	1,748,381
GMO internet group, Inc.	IT Services	23,800	363,377
GMO Payment Gateway, Inc.	Financial Services	18,400	1,012,652
Goldwin, Inc.	Textiles, Apparel & Luxury Goods	15,980	875,592
GS Yuasa Corp.	Electrical Equipment	35,700	707,298
Hachijuni Bank Ltd.	Banks	202,300	1,319,867
Hakuhodo DY Holdings, Inc.	Media	107,100	782,311
Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	59,500	1,593,473
Hankyu Hanshin Holdings, Inc.	Ground Transportation	95,200	2,529,434
Harmonic Drive Systems, Inc.	Machinery	23,800	673,194
Haseko Corp.	Household Durables	119,000	1,315,318
Heiwa Corp.	Hotels, Restaurants & Leisure	23,800	306,562
Hikari Tsushin, Inc.	Industrial Conglomerates	11,900	2,216,732
[b] Hino Motors Ltd.	Machinery	130,900	340,148
Hirogin Holdings, Inc.	Banks	130,900	1,011,493
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	11,900	1,314,578
Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	23,800	549,948
Hitachi Construction Machinery Co. Ltd.	Machinery	47,600	1,274,778
Hitachi Ltd.	Industrial Conglomerates	2,023,000	45,286,728
Honda Motor Co. Ltd.	Automobiles	2,201,500	23,539,600
Horiba Ltd.	Electronic Equipment, Instruments & Components	17,600	1,420,167

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Hoshizaki Corp.	Machinery	53,000	1,681,002
House Foods Group, Inc.	Food Products	35,700	631,619
Hoya Corp.	Health Care Equipment & Supplies	162,300	18,872,445
Hulic Co. Ltd.	Real Estate Management & Development	190,400	1,686,092
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	47,600	1,937,615
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	559,300	3,621,229
IHI Corp.	Machinery	59,500	1,777,306
Iida Group Holdings Co. Ltd.	Household Durables	59,500	783,235
Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	1,071	842,898
INFRONEER Holdings, Inc.	Construction & Engineering	83,300	675,524
Inpex Corp.	Oil, Gas & Consumable Fuels	392,700	5,778,446
Internet Initiative Japan, Inc.	Diversified Telecommunication Services	47,600	701,158
Invincible Investment Corp.	Hotel & Resort REITs	3,213	1,302,298
Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	154,700	2,904,352
Isuzu Motors Ltd.	Automobiles	261,800	3,468,207
Ito En Ltd.	Beverages	23,800	515,178
ITOCHU Corp.	Trading Companies & Distributors	618,800	30,212,950
Itoham Yonekyu Holdings, Inc.	Food Products	11,900	317,733
Iwatani Corp.	Oil, Gas & Consumable Fuels	23,800	1,383,969
Iyogin Holdings, Inc.	Banks	130,900	1,212,082
Izumi Co. Ltd.	Broadline Retail	23,800	475,970
J Front Retailing Co. Ltd.	Broadline Retail	119,000	1,240,970
Japan Airlines Co. Ltd.	Passenger Airlines	71,400	1,126,749
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	35,700	1,217,742
Japan Aviation Electronics Industry Ltd.	Electronic Equipment, Instruments & Components	11,900	191,601
Japan Exchange Group, Inc.	Capital Markets	238,000	5,551,262
Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	2,142	1,034,648
Japan Logistics Fund, Inc.	Industrial REITs	357	590,339
Japan Metropolitan Fund Invest	Retail REITs	3,213	1,807,637
Japan Post Bank Co. Ltd.	Banks	666,400	6,294,883
Japan Post Holdings Co. Ltd.	Insurance	797,300	7,905,592
Japan Post Insurance Co. Ltd.	Insurance	83,300	1,616,184
Japan Prime Realty Investment Corp.	Office REITs	476	958,747
Japan Real Estate Investment Corp.	Office REITs	595	1,879,025
Japan Steel Works Ltd.	Machinery	23,800	633,690
Japan Tobacco, Inc.	Tobacco	547,400	14,796,066
Jeol Ltd.	Electronic Equipment, Instruments & Components	23,800	1,075,335
JFE Holdings, Inc.	Metals & Mining	273,700	3,939,776
JGC Holdings Corp.	Construction & Engineering	95,200	745,988
JMDC, Inc.	Health Care Technology	11,900	245,679
JTEKT Corp.	Automobile Components	107,100	745,359
Justsystems Corp.	Software	11,900	222,672
Kadokawa Corp.	Media	35,700	572,474
Kagome Co. Ltd.	Food Products	35,700	725,274
Kajima Corp.	Construction & Engineering	190,400	3,292,289
Kakaku.com, Inc.	Interactive Media & Services	47,600	623,925
Kamigumi Co. Ltd.	Transportation Infrastructure	47,600	980,348
Kandenko Co. Ltd.	Construction & Engineering	47,600	509,556
Kaneka Corp.	Chemicals	23,800	625,109
Kansai Electric Power Co., Inc.	Electric Utilities	333,200	5,596,832
Kansai Paint Co. Ltd.	Chemicals	83,300	1,341,210
Kao Corp.	Personal Care Products	214,200	8,687,311
Katitas Co. Ltd.	Real Estate Management & Development	23,800	257,885
Kawasaki Heavy Industries Ltd.	Machinery	71,400	2,712,010
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	190,400	2,769,713
KDDI Corp.	Wireless Telecommunication Services	714,000	18,881,984
KDX Realty Investment Corp.	Diversified REITs	1,904	1,852,393
Keihan Holdings Co. Ltd.	Industrial Conglomerates	47,600	851,628
Keikyu Corp.	Ground Transportation	119,000	869,604
Keio Corp.	Ground Transportation	47,600	1,104,630
Keisei Electric Railway Co. Ltd.	Ground Transportation	59,500	1,914,534
Kewpie Corp.	Food Products	47,600	946,614
Keyence Corp.	Electronic Equipment, Instruments & Components	89,655	39,320,902
Kikkoman Corp.	Food Products	416,500	4,824,989

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Kinden Corp.	Construction & Engineering	59,500	1,184,748
Kintetsu Group Holdings Co. Ltd.	Ground Transportation	83,300	1,813,481
Kirin Holdings Co. Ltd.	Beverages	357,000	4,600,653
Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	27,380	889,007
Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	59,500	1,325,675
Kobe Steel Ltd.	Metals & Mining	154,700	1,920,046
Koei Tecmo Holdings Co. Ltd.	Entertainment	71,400	616,527
Koito Manufacturing Co. Ltd.	Automobile Components	95,200	1,313,246
Kokusai Electric Corp.	Semiconductors & Semiconductor Equipment	35,700	1,040,862
Kokuyo Co. Ltd.	Commercial Services & Supplies	47,600	798,068
Komatsu Ltd.	Machinery	428,400	12,439,739
Konami Group Corp.	Entertainment	47,600	3,426,632
Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	214,200	592,825
Kose Corp.	Personal Care Products	15,380	978,580
Kotobuki Spirits Co. Ltd.	Food Products	35,700	414,458
K’s Holdings Corp.	Specialty Retail	59,500	559,454
Kubota Corp.	Machinery	452,200	6,325,065
Kuraray Co. Ltd.	Chemicals	154,700	1,778,675
Kurita Water Industries Ltd.	Machinery	47,600	2,017,807
Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	23,800	449,782
Kyocera Corp.	Electronic Equipment, Instruments & Components	547,400	6,300,579
Kyoto Financial Group, Inc.	Banks	130,900	2,322,446
Kyowa Kirin Co. Ltd.	Pharmaceuticals	119,000	2,032,528
Kyudenko Corp.	Construction & Engineering	23,800	874,856
Kyushu Electric Power Co., Inc.	Electric Utilities	190,400	1,961,288
Kyushu Financial Group, Inc.	Banks	166,600	976,856
Kyushu Railway Co.	Ground Transportation	71,400	1,546,867
LaSalle Logiport REIT	Industrial REITs	833	764,334
Lasertec Corp.	Semiconductors & Semiconductor Equipment	39,700	8,906,956
Lion Corp.	Household Products	107,100	834,909
Lixil Corp.	Building Products	119,000	1,252,807
LY Corp.	Interactive Media & Services	1,201,900	2,905,750
M3, Inc.	Health Care Technology	190,400	1,815,109
Mabuchi Motor Co. Ltd.	Electrical Equipment	47,600	706,484
Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	23,800	998,695
Makita Corp.	Machinery	107,100	2,910,862
Mani, Inc.	Health Care Equipment & Supplies	23,800	293,690
Marubeni Corp.	Trading Companies & Distributors	725,900	13,427,300
Marui Group Co. Ltd.	Consumer Finance	83,300	1,174,983
Maruichi Steel Tube Ltd.	Metals & Mining	23,800	552,019
Maruwa Co. Ltd.	Electronic Equipment, Instruments & Components	3,300	788,792
Matsui Securities Co. Ltd.	Capital Markets	47,600	248,564
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	166,600	2,392,428
Mazda Motor Corp.	Automobiles	261,800	2,532,393
McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	35,700	1,407,050
Mebuki Financial Group, Inc.	Banks	440,300	1,714,559
Medipal Holdings Corp.	Health Care Providers & Services	83,300	1,267,676
MEIJI Holdings Co. Ltd.	Food Products	119,000	2,566,275
Menicon Co. Ltd.	Health Care Equipment & Supplies	23,800	195,448
[b] Mercari, Inc.	Broadline Retail	47,600	591,079
MINEBEA MITSUMI, Inc.	Machinery	190,400	3,900,087
MISUMI Group, Inc.	Machinery	130,900	2,238,222
Mitsubishi Chemical Group Corp.	Chemicals	583,100	3,237,390
Mitsubishi Corp.	Trading Companies & Distributors	1,725,500	33,767,711
Mitsubishi Electric Corp.	Electrical Equipment	892,500	14,245,268
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	499,800	7,829,765
Mitsubishi Gas Chemical Co., Inc.	Chemicals	83,300	1,588,738
Mitsubishi HC Capital, Inc.	Financial Services	392,700	2,592,611
Mitsubishi Heavy Industries Ltd.	Machinery	1,356,600	14,530,783
Mitsubishi Logistics Corp.	Transportation Infrastructure	23,800	781,201
Mitsubishi Materials Corp.	Metals & Mining	59,500	1,091,536
Mitsubishi Motors Corp.	Automobiles	297,500	819,669
Mitsubishi UFJ Financial Group, Inc.	Banks	4,998,000	53,720,888
Mitsui & Co. Ltd.	Trading Companies & Distributors	1,142,400	25,928,773
Mitsui Chemicals, Inc.	Chemicals	71,400	1,970,757

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,237,600	11,298,120
Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	238	641,384
Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	11,900	464,948
Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	23,800	760,339
Mitsui OSK Lines Ltd.	Marine Transportation	154,700	4,633,499
Miura Co. Ltd.	Machinery	47,600	963,777
Mizuho Financial Group, Inc.	Banks	1,166,200	24,344,769
[b] Money Forward, Inc.	Software	23,800	798,216
MonotaRO Co. Ltd.	Trading Companies & Distributors	107,100	1,259,021
Mori Hills REIT Investment Corp., Class C	Office REITs	714	584,125
Morinaga & Co. Ltd.	Food Products	35,700	552,389
Morinaga Milk Industry Co. Ltd.	Food Products	35,700	748,133
MS&AD Insurance Group Holdings, Inc.	Insurance	618,800	13,752,393
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	773,500	15,973,934
Nabtesco Corp.	Machinery	47,600	807,241
Nagase & Co. Ltd.	Trading Companies & Distributors	47,600	931,819
Nagoya Railroad Co. Ltd.	Ground Transportation	83,300	908,035
Nankai Electric Railway Co. Ltd.	Ground Transportation	47,600	790,374
NEC Corp.	IT Services	119,000	9,798,303
NEC Networks & System Integration Corp.	IT Services	35,700	542,180
NET One Systems Co. Ltd.	IT Services	35,700	654,256
Nexon Co. Ltd.	Entertainment	154,700	2,861,075
NGK Insulators Ltd.	Machinery	107,100	1,371,540
NH Foods Ltd.	Food Products	47,600	1,423,325
NHK Spring Co. Ltd.	Automobile Components	71,400	711,736
Nichirei Corp.	Food Products	47,600	1,047,520
NIDEC Corp.	Electrical Equipment	238,000	10,630,548
Nifco, Inc.	Automobile Components	35,700	851,554
Nihon Kohden Corp.	Health Care Equipment & Supplies	71,400	1,031,540
Nihon M&A Center Holdings, Inc.	Capital Markets	119,000	615,048
Nikon Corp.	Household Durables	142,800	1,443,446
Nintendo Co. Ltd.	Entertainment	476,000	25,318,016
Nippon Accommodations Fund, Inc.	Residential REITs	238	945,431
Nippon Building Fund, Inc.	Office REITs	714	2,498,956
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	35,700	812,050
NIPPON EXPRESS HOLDINGS, Inc.	Air Freight & Logistics	35,700	1,645,627
Nippon Kayaku Co. Ltd.	Chemicals	71,400	544,843
Nippon Paint Holdings Co. Ltd.	Chemicals	452,200	2,946,075
Nippon Prologis REIT, Inc.	Industrial REITs	1,071	1,671,149
Nippon Sanso Holdings Corp.	Chemicals	83,300	2,464,408
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	23,800	481,593
Nippon Shokubai Co. Ltd.	Chemicals	59,500	594,223
Nippon Steel Corp.	Metals & Mining	380,800	8,051,105
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	12,947,200	12,217,984
Nippon Yusen KK	Marine Transportation	202,300	5,888,155
Nipro Corp.	Health Care Equipment & Supplies	47,600	373,290
Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	35,700	572,030
Nissan Chemical Corp.	Chemicals	59,500	1,885,313
Nissan Motor Co. Ltd.	Automobiles	797,300	2,705,745
Nisshin Seifun Group, Inc.	Food Products	119,000	1,368,211
Nissin Foods Holdings Co. Ltd.	Food Products	95,200	2,415,805
Niterra Co. Ltd.	Automobile Components	83,300	2,418,320
Nitori Holdings Co. Ltd.	Specialty Retail	35,700	3,770,627
Nitto Denko Corp.	Chemicals	64,591	5,103,516
Noevir Holdings Co. Ltd.	Personal Care Products	11,900	417,232
NOF Corp.	Chemicals	95,200	1,300,226
NOK Corp.	Automobile Components	47,600	633,098
Nomura Holdings, Inc.	Capital Markets	1,297,100	7,434,578
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	47,600	1,192,811
Nomura Real Estate Master Fund, Inc.	Diversified REITs	2,023	1,794,617
Nomura Research Institute Ltd.	IT Services	190,400	5,351,227
NS Solutions Corp.	IT Services	23,800	402,881
NSK Ltd.	Machinery	190,400	925,250
NTT Data Group Corp.	IT Services	285,600	4,193,629
Obayashi Corp.	Construction & Engineering	309,400	3,677,563

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

OBIC Business Consultants Co. Ltd.	Software	11,900	497,646
Obic Co. Ltd.	IT Services	31,540	4,066,515
Odakyu Electric Railway Co. Ltd.	Ground Transportation	142,800	1,381,305
Oji Holdings Corp.	Paper & Forest Products	404,600	1,596,668
OKUMA Corp.	Machinery	11,900	536,188
Olympus Corp.	Health Care Equipment & Supplies	499,800	8,058,133
Omron Corp.	Electronic Equipment, Instruments & Components	83,300	2,863,146
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	202,300	2,762,352
Open House Group Co. Ltd.	Household Durables	35,700	1,093,681
Oracle Corp.	Software	14,820	1,022,641
Orient Corp.	Consumer Finance	23,800	152,541
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	499,800	13,925,796
ORIX Corp.	Financial Services	499,800	11,036,240
Orix JREIT, Inc.	Office REITs	1,190	1,177,720
Osaka Gas Co. Ltd.	Gas Utilities	166,600	3,669,426
OSG Corp.	Machinery	35,700	434,654
Otsuka Corp.	IT Services	95,200	1,829,312
Otsuka Holdings Co. Ltd.	Pharmaceuticals	226,100	9,515,709
PALTAC Corp.	Distributors	11,900	324,095
Pan Pacific International Holdings Corp.	Broadline Retail	178,500	4,176,762
Panasonic Holdings Corp.	Household Durables	940,100	7,696,828
[b] Park24 Co. Ltd.	Commercial Services & Supplies	59,500	592,744
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	130,900	538,703
[b] PeptiDream, Inc.	Biotechnology	35,700	552,833
Persol Holdings Co. Ltd.	Professional Services	833,000	1,153,233
Pigeon Corp.	Household Products	47,600	430,400
Pola Orbis Holdings, Inc.	Personal Care Products	35,700	290,176
Rakus Co. Ltd.	Software	47,600	616,232
[b] Rakuten Bank Ltd.	Banks	35,700	646,488
[b] Rakuten Group, Inc.	Broadline Retail	642,600	3,315,266
Recruit Holdings Co. Ltd.	Professional Services	654,500	35,019,778
Relo Group, Inc.	Real Estate Management & Development	47,600	506,597
Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	702,100	13,133,277
Rengo Co. Ltd.	Containers & Packaging	95,200	617,563
Resona Holdings, Inc.	Banks	1,011,500	6,693,658
Resonac Holdings Corp.	Chemicals	83,300	1,823,838
Resorttrust, Inc.	Hotels, Restaurants & Leisure	23,800	353,020
Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	261,800	2,238,629
Rinnai Corp.	Household Durables	47,600	1,083,029
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	142,800	1,908,616
Rohto Pharmaceutical Co. Ltd.	Personal Care Products	95,200	1,995,022
Ryohin Keikaku Co. Ltd.	Broadline Retail	107,100	1,780,339
Sanken Electric Co. Ltd.	Semiconductors & Semiconductor Equipment	11,900	509,408
Sankyo Co. Ltd.	Leisure Products	71,400	774,987
Sankyu, Inc.	Air Freight & Logistics	23,800	811,976
Sanrio Co. Ltd.	Specialty Retail	95,200	1,750,601
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	142,800	1,459,426
Sanwa Holdings Corp.	Building Products	83,300	1,523,231
Sapporo Holdings Ltd.	Beverages	23,800	834,613
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	11,900	483,590
SBI Holdings, Inc.	Capital Markets	130,900	3,309,526
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	37,256	3,358,274
SCSK Corp.	IT Services	71,400	1,426,136
Secom Co. Ltd.	Commercial Services & Supplies	95,200	5,620,505
Sega Sammy Holdings, Inc.	Leisure Products	71,400	1,060,170
Seibu Holdings, Inc.	Ground Transportation	95,200	1,312,063
Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	119,000	1,848,695
Seino Holdings Co. Ltd.	Ground Transportation	59,500	802,839
Sekisui Chemical Co. Ltd.	Household Durables	178,500	2,470,104
Sekisui House Ltd.	Household Durables	249,900	5,535,209
Sekisui House Reit, Inc.	Diversified REITs	1,904	936,258
Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,059,100	12,904,613
Seven Bank Ltd.	Banks	309,400	517,398
SG Holdings Co. Ltd.	Air Freight & Logistics	190,400	1,754,743
[b] Sharp Corp.	Household Durables	95,200	550,451

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[b] SHIFT, Inc.	IT Services	4,100	371,615
Shikoku Electric Power Co., Inc.	Electric Utilities	71,400	612,533
Shimadzu Corp.	Electronic Equipment, Instruments & Components	119,000	2,977,589
Shimamura Co. Ltd.	Specialty Retail	23,800	1,082,141
Shimano, Inc.	Leisure Products	35,700	5,513,903
Shimizu Corp.	Construction & Engineering	249,900	1,403,610
Shin-Etsu Chemical Co. Ltd.	Chemicals	880,600	34,148,842
Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	35,700	1,251,697
Shionogi & Co. Ltd.	Pharmaceuticals	107,100	4,179,204
Ship Healthcare Holdings, Inc.	Health Care Providers & Services	35,700	527,089
Shiseido Co. Ltd.	Personal Care Products	178,500	5,091,123
Shizuoka Financial Group, Inc.	Banks	202,300	1,941,758
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	23,800	852,367
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	95,200	1,266,197
SMC Corp.	Machinery	25,444	12,075,065
SMS Co. Ltd.	Professional Services	23,800	302,124
Socionext, Inc.	Semiconductors & Semiconductor Equipment	83,300	1,972,459
SoftBank Corp.	Wireless Telecommunication Services	1,261,400	15,404,826
SoftBank Group Corp.	Wireless Telecommunication Services	452,200	29,207,746
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	190,400	1,112,146
Sojitz Corp.	Trading Companies & Distributors	95,200	2,313,420
Sompo Holdings, Inc.	Insurance	428,400	9,148,042
Sony Group Corp.	Household Durables	559,300	47,425,413
Sotetsu Holdings, Inc.	Ground Transportation	35,700	540,960
Square Enix Holdings Co. Ltd.	Entertainment	35,700	1,072,376
Stanley Electric Co. Ltd.	Automobile Components	47,600	849,260
Subaru Corp.	Automobiles	273,700	5,802,045
Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	35,700	491,358
SUMCO Corp.	Semiconductors & Semiconductor Equipment	154,700	2,226,830
Sumitomo Bakelite Co. Ltd.	Chemicals	23,800	695,683
Sumitomo Chemical Co. Ltd.	Chemicals	690,200	1,479,000
Sumitomo Corp.	Trading Companies & Distributors	476,000	11,886,684
Sumitomo Electric Industries Ltd.	Automobile Components	345,100	5,368,723
Sumitomo Forestry Co. Ltd.	Household Durables	59,500	1,892,711
Sumitomo Heavy Industries Ltd.	Machinery	47,600	1,237,198
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	107,100	3,247,755
Sumitomo Mitsui Financial Group, Inc.	Banks	571,200	38,083,551
Sumitomo Mitsui Trust Holdings, Inc.	Banks	321,300	7,330,418
[b] Sumitomo Pharma Co. Ltd.	Pharmaceuticals	83,300	209,726
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	178,500	5,238,708
Sumitomo Rubber Industries Ltd.	Automobile Components	83,300	829,841
Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	29,940	754,549
Suntory Beverage & Food Ltd.	Beverages	59,500	2,110,944
Suzuken Co. Ltd.	Health Care Providers & Services	35,700	1,085,026
Suzuki Motor Corp.	Automobiles	833,000	9,585,248
Sysmex Corp.	Health Care Equipment & Supplies	261,800	4,216,858
T&D Holdings, Inc.	Insurance	226,100	3,947,544
Taiheiyo Cement Corp.	Construction Materials	47,600	1,194,883
Taisei Corp.	Construction & Engineering	71,400	2,641,436
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	59,500	1,511,358
Takara Holdings, Inc.	Beverages	83,300	564,965
Takashimaya Co. Ltd.	Broadline Retail	59,500	1,001,469
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	714,000	18,518,016
TBS Holdings, Inc.	Media	11,900	299,904
TDK Corp.	Electronic Equipment, Instruments & Components	166,600	10,217,015
TechnoPro Holdings, Inc.	Professional Services	48,760	798,723
Teijin Ltd.	Chemicals	83,300	692,095
Terumo Corp.	Health Care Equipment & Supplies	654,500	10,794,408
THK Co. Ltd.	Machinery	59,500	1,062,870
TIS, Inc.	IT Services	107,100	2,075,953
Tobu Railway Co. Ltd.	Ground Transportation	95,200	1,602,942
Toda Corp.	Construction & Engineering	119,000	778,242
Toei Animation Co. Ltd.	Entertainment	23,800	368,703
Toho Co. Ltd.	Entertainment	47,600	1,391,958
Toho Gas Co. Ltd.	Gas Utilities	35,700	866,201

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Tohoku Electric Power Co., Inc.	Electric Utilities	214,200	1,932,807
Tokai Carbon Co. Ltd.	Chemicals	95,200	544,769
Tokio Marine Holdings, Inc.	Insurance	880,600	32,873,325
Tokyo Century Corp.	Financial Services	119,000	1,116,319
[b] Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	678,300	3,652,514
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	202,300	43,890,775
Tokyo Gas Co. Ltd.	Gas Utilities	178,500	3,833,877
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	51,700	1,401,936
Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	16,900	1,291,716
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	95,200	1,502,628
Tokyu Corp.	Ground Transportation	226,100	2,490,670
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	273,700	1,826,538
TOPPAN Holdings, Inc.	Commercial Services & Supplies	130,900	3,607,359
Toray Industries, Inc.	Chemicals	702,100	3,323,692
Toridoll Holdings Corp.	Hotels, Restaurants & Leisure	23,800	547,581
Tosoh Corp.	Chemicals	130,900	1,707,250
TOTO Ltd.	Building Products	71,400	1,685,796
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	71,400	1,120,757
Toyo Suisan Kaisha Ltd.	Food Products	35,700	2,116,123
Toyo Tire Corp.	Automobile Components	47,600	760,044
Toyoda Gosei Co. Ltd.	Automobile Components	23,800	418,490
Toyota Boshoku Corp.	Automobile Components	35,700	472,826
Toyota Industries Corp.	Machinery	71,400	6,021,018
Toyota Motor Corp.	Automobiles	5,474,000	111,957,354
Toyota Tsusho Corp.	Trading Companies & Distributors	321,300	6,255,822
Trend Micro, Inc.	Software	47,600	1,932,585
TS Tech Co. Ltd.	Automobile Components	47,600	563,856
Tsumura & Co.	Pharmaceuticals	35,700	911,031
Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	16,250	925,339
UBE Corp.	Chemicals	47,600	838,164
Ulvac, Inc.	Semiconductors & Semiconductor Equipment	23,800	1,555,004
Unicharm Corp.	Household Products	178,500	5,733,616
United Urban Investment Corp.	Diversified REITs	1,309	1,162,850
Ushio, Inc.	Electrical Equipment	35,700	464,282
USS Co. Ltd.	Specialty Retail	190,400	1,602,054
Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	47,600	593,594
West Japan Railway Co.	Ground Transportation	214,200	3,988,120
[a] Workman Co. Ltd.	Specialty Retail	23,800	554,830
Yakult Honsha Co. Ltd.	Food Products	130,900	2,340,755
Yamada Holdings Co. Ltd.	Specialty Retail	249,900	671,123
Yamaguchi Financial Group, Inc.	Banks	83,300	945,320
Yamaha Corp.	Leisure Products	59,500	1,392,994
Yamaha Motor Co. Ltd.	Automobiles	404,600	3,745,178
Yamato Holdings Co. Ltd.	Air Freight & Logistics	119,000	1,308,290
Yamato Kogyo Co. Ltd.	Metals & Mining	15,900	773,551
Yamazaki Baking Co. Ltd.	Food Products	59,500	1,221,366
Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	11,900	720,688
Yaskawa Electric Corp.	Machinery	119,000	4,273,673
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	107,100	2,589,948
Yokohama Rubber Co. Ltd.	Automobile Components	59,500	1,315,688
Zenkoku Hosho Co. Ltd.	Financial Services	23,800	876,780
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	35,700	1,364,883
Zeon Corp.	Chemicals	59,500	493,799
ZOZO, Inc.	Specialty Retail	47,600	1,191,923

Total Common Stocks (Cost $1,944,399,063)			2,024,951,505

Total Investments before Short-Term Investments (Cost $1,944,399,063)			2,024,951,505

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Short-Term Investments 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
United States 0.1%
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	607,698	607,698

Money Market Funds 0.0%†
United States 0.0%†
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	491,683	491,683

Total Short-Term Investments (Cost $1,099,381)			1,099,381

Total Investments (Cost $1,945,498,444) 99.4%			2,026,050,886
Other Assets, less Liabilities 0.6%			12,146,317

Net Assets 100.0%			$2,038,197,203

†Rounds to less than 0.1% of net assets.

aA portion or all of the security is on loan at June 30, 2024.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Nikkei 225 (OSE) SEP24	Long	48	$11,810,518	9/12/24	$122,275

* As of period end.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 99.0%
Japan 99.0%
ABC-Mart, Inc.	Specialty Retail	1,114	$19,564
Acom Co. Ltd.	Consumer Finance	6,300	16,018
Activia Properties, Inc.	Diversified REITs	10	22,691
Advance Residence Investment Corp.	Residential REITs	21	42,755
Advantest Corp.	Semiconductors & Semiconductor Equipment	11,083	442,672
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	10,500	224,478
AEON Financial Service Co. Ltd.	Consumer Finance	2,100	17,219
Aeon Mall Co. Ltd.	Real Estate Management & Development	1,400	16,497
AEON REIT Investment Corp.	Retail REITs	21	17,389
AGC, Inc.	Building Products	2,677	86,637
Aica Kogyo Co. Ltd.	Chemicals	765	16,635
Air Water, Inc.	Chemicals	2,100	28,401
Aisin Corp.	Automobile Components	2,100	68,446
Ajinomoto Co., Inc.	Food Products	6,866	240,775
Alfresa Holdings Corp.	Health Care Providers & Services	2,100	28,760
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	2,100	20,059
Amada Co. Ltd.	Machinery	4,200	46,397
Amano Corp.	Electronic Equipment, Instruments & Components	823	21,253
ANA Holdings, Inc.	Passenger Airlines	2,100	38,766
Anritsu Corp.	Electronic Equipment, Instruments & Components	2,100	16,097
Aozora Bank Ltd.	Banks	2,100	34,302
Asahi Group Holdings Ltd.	Beverages	6,300	222,258
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	2,100	29,445
Asahi Kasei Corp.	Chemicals	18,900	121,077
Asics Corp.	Textiles, Apparel & Luxury Goods	8,772	134,203
Astellas Pharma, Inc.	Pharmaceuticals	27,300	269,843
Azbil Corp.	Electronic Equipment, Instruments & Components	2,100	58,499
Bandai Namco Holdings, Inc.	Leisure Products	8,400	163,969
BayCurrent Consulting, Inc.	Professional Services	2,100	42,298
Bic Camera, Inc.	Specialty Retail	2,100	20,013
BIPROGY, Inc.	IT Services	1,046	28,988
Bridgestone Corp.	Automobile Components	8,400	330,131
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	3,553	62,530
Calbee, Inc.	Food Products	1,029	19,760
Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	674	18,746
Canon, Inc.	Technology Hardware, Storage & Peripherals	14,054	380,400
Capcom Co. Ltd.	Entertainment	5,241	98,819
Casio Computer Co. Ltd.	Household Durables	2,100	15,685
Central Japan Railway Co.	Ground Transportation	13,500	291,468
Chiba Bank Ltd.	Banks	10,500	93,473
Chubu Electric Power Co., Inc.	Electric Utilities	10,500	124,086
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	9,738	346,030
Chugin Financial Group, Inc.	Banks	2,100	22,017
Chugoku Electric Power Co., Inc.	Electric Utilities	4,200	27,585
Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	2,100	26,332
COMSYS Holdings Corp.	Construction & Engineering	1,494	28,708
Concordia Financial Group Ltd.	Banks	16,800	98,820
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	909	45,772
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	233	18,794
Credit Saison Co. Ltd.	Consumer Finance	2,100	43,446
CyberAgent, Inc.	Media	6,300	39,458
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	3,220	108,334
Daicel Corp.	Chemicals	4,200	40,274
Daido Steel Co. Ltd.	Metals & Mining	2,100	19,386
Daifuku Co. Ltd.	Machinery	4,200	78,590
Dai-ichi Life Holdings, Inc.	Insurance	13,632	364,232
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	28,082	964,348
Daiichikosho Co. Ltd.	Entertainment	1,052	10,833
Daikin Industries Ltd.	Building Products	3,952	549,585

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Daio Paper Corp.	Paper & Forest Products	2,100	11,621
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	903	93,101
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	8,400	212,898
Daiwa House REIT Investment Corp.	Diversified REITs	33	50,425
Daiwa Office Investment Corp.	Office REITs	8	14,094
Daiwa Securities Group, Inc.	Capital Markets	18,900	144,164
Daiwa Securities Living Investments Corp.	Residential REITs	21	13,708
Denka Co. Ltd.	Chemicals	1,386	18,641
Denso Corp.	Automobile Components	30,505	473,713
Dentsu Group, Inc.	Media	3,187	80,299
Dentsu Soken, Inc.	IT Services	323	10,602
Descente Ltd.	Textiles, Apparel & Luxury Goods	590	12,379
DIC Corp.	Chemicals	1,395	26,459
Disco Corp.	Semiconductors & Semiconductor Equipment	1,260	478,120
DMG Mori Co. Ltd.	Machinery	2,100	54,530
Dowa Holdings Co. Ltd.	Metals & Mining	787	27,931
East Japan Railway Co.	Ground Transportation	15,888	263,170
Ebara Corp.	Machinery	6,905	109,181
Eisai Co. Ltd.	Pharmaceuticals	4,200	172,115
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	2,366	36,926
ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	42,000	215,822
EXEO Group, Inc.	Construction & Engineering	2,736	27,205
Ezaki Glico Co. Ltd.	Food Products	848	22,041
Fancl Corp.	Personal Care Products	908	15,523
FANUC Corp.	Machinery	14,116	386,904
Fast Retailing Co. Ltd.	Specialty Retail	2,343	590,775
Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	1,330	21,526
FP Corp.	Containers & Packaging	684	10,256
Frontier Real Estate Investment Corp.	Retail REITs	8	21,858
Fuji Electric Co. Ltd.	Electrical Equipment	1,843	104,856
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	513	10,173
Fuji Soft, Inc.	Software	925	41,747
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	17,875	418,039
Fujikura Ltd.	Electrical Equipment	4,200	82,924
Fujitsu Ltd.	IT Services	24,251	379,459
Fukuoka Financial Group, Inc.	Banks	2,100	56,136
Fuyo General Lease Co. Ltd.	Financial Services	252	19,277
GLP J-Reit	Industrial REITs	63	51,423
GMO internet group, Inc.	IT Services	864	13,192
GMO Payment Gateway, Inc.	Financial Services	620	34,122
Goldwin, Inc.	Textiles, Apparel & Luxury Goods	468	25,643
GS Yuasa Corp.	Electrical Equipment	1,295	25,657
Hachijuni Bank Ltd.	Banks	6,300	41,103
Hakuhodo DY Holdings, Inc.	Media	4,200	30,679
Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	2,100	56,240
Hankyu Hanshin Holdings, Inc.	Ground Transportation	3,331	88,504
Harmonic Drive Systems, Inc.	Machinery	613	17,339
Haseko Corp.	Household Durables	4,200	46,423
Hikari Tsushin, Inc.	Industrial Conglomerates	350	65,198
[a] Hino Motors Ltd.	Machinery	4,200	10,914
Hirogin Holdings, Inc.	Banks	4,200	32,454
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	424	46,839
Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	846	19,549
Hitachi Construction Machinery Co. Ltd.	Machinery	1,494	40,011
Hitachi Ltd.	Industrial Conglomerates	66,260	1,483,291
Honda Motor Co. Ltd.	Automobiles	71,400	763,446
Horiba Ltd.	Electronic Equipment, Instruments & Components	594	47,931
Hoshizaki Corp.	Machinery	1,753	55,600
House Foods Group, Inc.	Food Products	1,066	18,860
Hoya Corp.	Health Care Equipment & Supplies	5,296	615,825
Hulic Co. Ltd.	Real Estate Management & Development	6,300	55,790
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	1,599	65,089
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	18,900	122,369
IHI Corp.	Machinery	2,100	62,728
Iida Group Holdings Co. Ltd.	Household Durables	2,100	27,644

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	42	33,055
INFRONEER Holdings, Inc.	Construction & Engineering	2,100	17,030
Inpex Corp.	Oil, Gas & Consumable Fuels	12,600	185,405
Internet Initiative Japan, Inc.	Diversified Telecommunication Services	1,494	22,007
Invincible Investment Corp.	Hotel & Resort REITs	105	42,559
Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	6,300	118,277
Isuzu Motors Ltd.	Automobiles	8,400	111,279
Ito En Ltd.	Beverages	843	18,248
ITOCHU Corp.	Trading Companies & Distributors	20,278	990,075
Iwatani Corp.	Oil, Gas & Consumable Fuels	746	43,380
Iyogin Holdings, Inc.	Banks	4,200	38,890
Izumi Co. Ltd.	Broadline Retail	611	12,219
J Front Retailing Co. Ltd.	Broadline Retail	4,200	43,799
Japan Airlines Co. Ltd.	Passenger Airlines	2,100	33,140
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	1,101	37,556
Japan Exchange Group, Inc.	Capital Markets	7,607	177,430
Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	63	30,431
Japan Logistics Fund, Inc.	Industrial REITs	13	21,497
Japan Metropolitan Fund Invest	Retail REITs	105	59,073
Japan Post Bank Co. Ltd.	Banks	21,000	198,368
Japan Post Holdings Co. Ltd.	Insurance	25,200	249,869
Japan Post Insurance Co. Ltd.	Insurance	2,100	40,744
Japan Prime Realty Investment Corp.	Office REITs	14	28,198
Japan Real Estate Investment Corp.	Office REITs	20	63,161
Japan Steel Works Ltd.	Machinery	787	20,954
Japan Tobacco, Inc.	Tobacco	17,799	481,102
Jeol Ltd.	Electronic Equipment, Instruments & Components	620	28,013
JFE Holdings, Inc.	Metals & Mining	8,400	120,914
JGC Holdings Corp.	Construction & Engineering	4,200	32,911
JTEKT Corp.	Automobile Components	4,200	29,230
Kadokawa Corp.	Media	1,140	18,281
Kagome Co. Ltd.	Food Products	1,244	25,273
Kajima Corp.	Construction & Engineering	6,300	108,936
Kakaku.com, Inc.	Interactive Media & Services	2,100	27,526
Kamigumi Co. Ltd.	Transportation Infrastructure	1,286	26,486
Kandenko Co. Ltd.	Construction & Engineering	2,100	22,480
Kaneka Corp.	Chemicals	783	20,566
Kansai Electric Power Co., Inc.	Electric Utilities	10,500	176,371
Kansai Paint Co. Ltd.	Chemicals	2,100	33,812
Kao Corp.	Personal Care Products	6,900	279,843
Kawasaki Heavy Industries Ltd.	Machinery	2,100	79,765
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	6,300	91,645
KDDI Corp.	Wireless Telecommunication Services	22,948	606,868
KDX Realty Investment Corp.	Diversified REITs	63	61,292
Keihan Holdings Co. Ltd.	Industrial Conglomerates	1,367	24,457
Keikyu Corp.	Ground Transportation	4,200	30,692
Keio Corp.	Ground Transportation	2,100	48,734
Keisei Electric Railway Co. Ltd.	Ground Transportation	2,100	67,572
Kewpie Corp.	Food Products	2,100	41,762
Keyence Corp.	Electronic Equipment, Instruments & Components	2,947	1,292,496
Kikkoman Corp.	Food Products	13,762	159,427
Kinden Corp.	Construction & Engineering	2,100	41,815
Kintetsu Group Holdings Co. Ltd.	Ground Transportation	2,100	45,718
Kirin Holdings Co. Ltd.	Beverages	12,600	162,376
Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	872	28,313
Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	2,100	46,789
Kobe Steel Ltd.	Metals & Mining	4,200	52,128
Koei Tecmo Holdings Co. Ltd.	Entertainment	2,100	18,133
Koito Manufacturing Co. Ltd.	Automobile Components	3,050	42,074
Kokusai Electric Corp.	Semiconductors & Semiconductor Equipment	1,300	37,903
Kokuyo Co. Ltd.	Commercial Services & Supplies	1,640	27,496
Komatsu Ltd.	Machinery	13,532	392,938
Konami Group Corp.	Entertainment	1,421	102,295
Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	6,300	17,436
Kose Corp.	Personal Care Products	526	33,468

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Kotobuki Spirits Co. Ltd.	Food Products	2,100	24,380
K’s Holdings Corp.	Specialty Retail	2,100	19,745
Kubota Corp.	Machinery	14,700	205,614
Kuraray Co. Ltd.	Chemicals	4,200	48,290
Kurita Water Industries Ltd.	Machinery	1,698	71,980
Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	720	13,607
Kyocera Corp.	Electronic Equipment, Instruments & Components	16,800	193,368
Kyoto Financial Group, Inc.	Banks	4,200	74,517
Kyowa Kirin Co. Ltd.	Pharmaceuticals	3,834	65,485
Kyudenko Corp.	Construction & Engineering	811	29,811
Kyushu Electric Power Co., Inc.	Electric Utilities	6,300	64,896
Kyushu Financial Group, Inc.	Banks	6,300	36,940
Kyushu Railway Co.	Ground Transportation	2,100	45,496
LaSalle Logiport REIT	Industrial REITs	27	24,774
Lasertec Corp.	Semiconductors & Semiconductor Equipment	1,250	280,446
Lion Corp.	Household Products	4,200	32,742
Lixil Corp.	Building Products	4,200	44,217
LY Corp.	Interactive Media & Services	39,900	96,463
M3, Inc.	Health Care Technology	6,300	60,059
Mabuchi Motor Co. Ltd.	Electrical Equipment	1,396	20,720
Macnica Holdings, Inc.	Electronic Equipment, Instruments & Components	662	27,779
Makita Corp.	Machinery	3,552	96,540
Mani, Inc.	Health Care Equipment & Supplies	822	10,143
Marubeni Corp.	Trading Companies & Distributors	23,100	427,291
Marui Group Co. Ltd.	Consumer Finance	2,100	29,621
Maruichi Steel Tube Ltd.	Metals & Mining	999	23,171
Maruwa Co. Ltd.	Electronic Equipment, Instruments & Components	130	31,074
Matsui Securities Co. Ltd.	Capital Markets	2,100	10,966
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	5,250	75,392
Mazda Motor Corp.	Automobiles	8,400	81,253
McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	1,273	50,173
Mebuki Financial Group, Inc.	Banks	14,700	57,243
Medipal Holdings Corp.	Health Care Providers & Services	2,100	31,958
MEIJI Holdings Co. Ltd.	Food Products	3,827	82,531
[a] Mercari, Inc.	Broadline Retail	2,100	26,077
MINEBEA MITSUMI, Inc.	Machinery	6,300	129,047
MISUMI Group, Inc.	Machinery	4,200	71,815
Mitsubishi Chemical Group Corp.	Chemicals	18,900	104,933
Mitsubishi Corp.	Trading Companies & Distributors	56,065	1,097,182
Mitsubishi Electric Corp.	Electrical Equipment	29,400	469,256
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	16,316	255,603
Mitsubishi Gas Chemical Co., Inc.	Chemicals	2,100	40,052
Mitsubishi HC Capital, Inc.	Financial Services	12,600	83,185
Mitsubishi Heavy Industries Ltd.	Machinery	44,100	472,363
Mitsubishi Logistics Corp.	Transportation Infrastructure	987	32,397
Mitsubishi Materials Corp.	Metals & Mining	2,100	38,525
Mitsubishi Motors Corp.	Automobiles	10,500	28,930
Mitsubishi UFJ Financial Group, Inc.	Banks	161,700	1,738,029
Mitsui & Co. Ltd.	Trading Companies & Distributors	37,168	843,593
Mitsui Chemicals, Inc.	Chemicals	2,100	57,963
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	41,000	374,291
Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	8	21,559
Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	361	14,105
Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	932	29,775
Mitsui OSK Lines Ltd.	Marine Transportation	5,099	152,723
Miura Co. Ltd.	Machinery	1,330	26,929
Mizuho Financial Group, Inc.	Banks	37,800	789,086
[a] Money Forward, Inc.	Software	786	26,361
MonotaRO Co. Ltd.	Trading Companies & Distributors	4,200	49,373
Mori Hills REIT Investment Corp., Class C	Office REITs	21	17,180
Morinaga & Co. Ltd.	Food Products	1,156	17,887
Morinaga Milk Industry Co. Ltd.	Food Products	1,165	24,414
MS&AD Insurance Group Holdings, Inc.	Insurance	21,000	466,710
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	25,200	520,418
Nabtesco Corp.	Machinery	2,100	35,614

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Nagase & Co. Ltd.	Trading Companies & Distributors	2,100	41,110
Nagoya Railroad Co. Ltd.	Ground Transportation	2,100	22,892
Nankai Electric Railway Co. Ltd.	Ground Transportation	2,100	34,869
NEC Corp.	IT Services	3,809	313,628
NEC Networks & System Integration Corp.	IT Services	1,071	16,265
NET One Systems Co. Ltd.	IT Services	1,233	22,597
Nexon Co. Ltd.	Entertainment	5,250	97,095
NGK Insulators Ltd.	Machinery	4,200	53,786
NH Foods Ltd.	Food Products	1,482	44,314
NHK Spring Co. Ltd.	Automobile Components	2,100	20,933
Nichirei Corp.	Food Products	1,452	31,954
NIDEC Corp.	Electrical Equipment	7,839	350,138
Nifco, Inc.	Automobile Components	1,138	27,145
Nihon Kohden Corp.	Health Care Equipment & Supplies	2,026	29,270
Nihon M&A Center Holdings, Inc.	Capital Markets	4,200	21,708
Nikon Corp.	Household Durables	4,200	42,454
Nintendo Co. Ltd.	Entertainment	15,542	826,665
Nippon Accommodations Fund, Inc.	Residential REITs	7	27,807
Nippon Building Fund, Inc.	Office REITs	22	76,999
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	1,015	23,088
NIPPON EXPRESS HOLDINGS, Inc.	Air Freight & Logistics	915	42,178
Nippon Kayaku Co. Ltd.	Chemicals	2,100	16,025
Nippon Paint Holdings Co. Ltd.	Chemicals	14,700	95,770
Nippon Prologis REIT, Inc.	Industrial REITs	37	57,733
Nippon Sanso Holdings Corp.	Chemicals	2,723	80,559
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	777	15,723
Nippon Shokubai Co. Ltd.	Chemicals	2,112	21,092
Nippon Steel Corp.	Metals & Mining	12,403	262,232
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	420,000	396,345
Nippon Yusen KK	Marine Transportation	6,300	183,368
Nipro Corp.	Health Care Equipment & Supplies	2,100	16,469
Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	1,035	16,584
Nissan Chemical Corp.	Chemicals	1,874	59,379
Nissan Motor Co. Ltd.	Automobiles	25,200	85,520
Nisshin Seifun Group, Inc.	Food Products	4,200	48,290
Nissin Foods Holdings Co. Ltd.	Food Products	3,075	78,032
Niterra Co. Ltd.	Automobile Components	2,100	60,966
Nitori Holdings Co. Ltd.	Specialty Retail	1,123	118,611
Nitto Denko Corp.	Chemicals	2,100	165,927
NOF Corp.	Chemicals	3,387	46,259
NOK Corp.	Automobile Components	2,100	27,931
Nomura Holdings, Inc.	Capital Markets	42,000	240,731
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	1,436	35,985
Nomura Real Estate Master Fund, Inc.	Diversified REITs	63	55,888
Nomura Research Institute Ltd.	IT Services	6,300	177,063
NS Solutions Corp.	IT Services	936	15,844
NSK Ltd.	Machinery	6,300	30,615
NTT Data Group Corp.	IT Services	8,400	123,342
Obayashi Corp.	Construction & Engineering	10,500	124,804
OBIC Business Consultants Co. Ltd.	Software	424	17,731
Obic Co. Ltd.	IT Services	1,041	134,218
Odakyu Electric Railway Co. Ltd.	Ground Transportation	4,200	40,627
Oji Holdings Corp.	Paper & Forest Products	12,600	49,723
OKUMA Corp.	Machinery	428	19,285
Olympus Corp.	Health Care Equipment & Supplies	16,800	270,862
Omron Corp.	Electronic Equipment, Instruments & Components	2,805	96,412
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	6,300	86,025
Open House Group Co. Ltd.	Household Durables	1,031	31,585
Oracle Corp.	Software	529	36,503
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	15,983	445,330
ORIX Corp.	Financial Services	16,800	370,966
Orix JREIT, Inc.	Office REITs	42	41,567
Osaka Gas Co. Ltd.	Gas Utilities	5,636	124,135
OSG Corp.	Machinery	1,075	13,088
Otsuka Corp.	IT Services	3,168	60,875

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Otsuka Holdings Co. Ltd.	Pharmaceuticals	7,232	304,368
PALTAC Corp.	Distributors	449	12,228
Pan Pacific International Holdings Corp.	Broadline Retail	5,867	137,283
Panasonic Holdings Corp.	Household Durables	31,500	257,898
[a] Park24 Co. Ltd.	Commercial Services & Supplies	2,100	20,920
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	4,200	17,285
[a] PeptiDream, Inc.	Biotechnology	2,100	32,520
Persol Holdings Co. Ltd.	Professional Services	25,200	34,888
Pigeon Corp.	Household Products	2,100	18,988
Pola Orbis Holdings, Inc.	Personal Care Products	2,100	17,069
Rakus Co. Ltd.	Software	1,365	17,671
[a] Rakuten Bank Ltd.	Banks	1,373	24,864
[a] Rakuten Group, Inc.	Broadline Retail	21,000	108,342
Recruit Holdings Co. Ltd.	Professional Services	21,101	1,129,033
Relo Group, Inc.	Real Estate Management & Development	2,100	22,350
Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	22,670	424,058
Rengo Co. Ltd.	Containers & Packaging	4,200	27,245
Resona Holdings, Inc.	Banks	33,600	222,350
Resonac Holdings Corp.	Chemicals	2,100	45,979
Resorttrust, Inc.	Hotels, Restaurants & Leisure	822	12,193
Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	8,400	71,828
Rinnai Corp.	Household Durables	2,100	47,781
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	4,200	56,136
Rohto Pharmaceutical Co. Ltd.	Personal Care Products	2,885	60,458
Ryohin Keikaku Co. Ltd.	Broadline Retail	3,290	54,690
Sanken Electric Co. Ltd.	Semiconductors & Semiconductor Equipment	260	11,130
Sankyo Co. Ltd.	Leisure Products	2,100	22,794
Sankyu, Inc.	Air Freight & Logistics	809	27,600
Sanrio Co. Ltd.	Specialty Retail	2,988	54,945
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	4,200	42,924
Sanwa Holdings Corp.	Building Products	2,100	38,401
Sapporo Holdings Ltd.	Beverages	899	31,526
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	594	24,139
SBI Holdings, Inc.	Capital Markets	4,200	106,188
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	1,177	106,095
SCSK Corp.	IT Services	2,100	41,945
Secom Co. Ltd.	Commercial Services & Supplies	3,088	182,312
Sega Sammy Holdings, Inc.	Leisure Products	2,100	31,181
Seibu Holdings, Inc.	Ground Transportation	4,200	57,885
Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	4,200	65,248
Seino Holdings Co. Ltd.	Ground Transportation	2,100	28,336
Sekisui Chemical Co. Ltd.	Household Durables	6,300	87,180
Sekisui House Ltd.	Household Durables	8,400	186,057
Sekisui House Reit, Inc.	Diversified REITs	63	30,979
Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	33,600	409,399
Seven Bank Ltd.	Banks	10,500	17,559
SG Holdings Co. Ltd.	Air Freight & Logistics	6,300	58,061
[a] Sharp Corp.	Household Durables	4,200	24,285
[a] SHIFT, Inc.	IT Services	149	13,505
Shikoku Electric Power Co., Inc.	Electric Utilities	2,100	18,016
Shimadzu Corp.	Electronic Equipment, Instruments & Components	4,200	105,091
Shimamura Co. Ltd.	Specialty Retail	588	26,735
Shimano, Inc.	Leisure Products	1,136	175,456
Shimizu Corp.	Construction & Engineering	8,400	47,180
Shin-Etsu Chemical Co. Ltd.	Chemicals	28,514	1,105,746
Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	972	34,080
Shionogi & Co. Ltd.	Pharmaceuticals	3,587	139,970
Ship Healthcare Holdings, Inc.	Health Care Providers & Services	1,114	16,448
Shiseido Co. Ltd.	Personal Care Products	5,791	165,169
Shizuoka Financial Group, Inc.	Banks	6,300	60,470
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	695	24,891
Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	4,200	55,862
SMC Corp.	Machinery	819	388,676
Socionext, Inc.	Semiconductors & Semiconductor Equipment	2,768	65,543
SoftBank Corp.	Wireless Telecommunication Services	40,881	499,259

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

SoftBank Group Corp.	Wireless Telecommunication Services	14,660	946,894
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	6,300	36,799
Sojitz Corp.	Trading Companies & Distributors	3,098	75,283
Sompo Holdings, Inc.	Insurance	13,332	284,691
Sony Group Corp.	Household Durables	17,945	1,521,632
Sotetsu Holdings, Inc.	Ground Transportation	1,015	15,380
Square Enix Holdings Co. Ltd.	Entertainment	1,271	38,179
Stanley Electric Co. Ltd.	Automobile Components	2,100	37,467
Subaru Corp.	Automobiles	8,400	178,068
Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,244	17,122
SUMCO Corp.	Semiconductors & Semiconductor Equipment	4,200	60,457
Sumitomo Bakelite Co. Ltd.	Chemicals	945	27,623
Sumitomo Chemical Co. Ltd.	Chemicals	23,100	49,500
Sumitomo Corp.	Trading Companies & Distributors	15,031	375,355
Sumitomo Electric Industries Ltd.	Automobile Components	10,500	163,349
Sumitomo Forestry Co. Ltd.	Household Durables	2,100	66,802
Sumitomo Heavy Industries Ltd.	Machinery	1,820	47,305
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	3,603	109,259
Sumitomo Mitsui Financial Group, Inc.	Banks	18,532	1,235,582
Sumitomo Mitsui Trust Holdings, Inc.	Banks	10,500	239,556
[a] Sumitomo Pharma Co. Ltd.	Pharmaceuticals	2,100	5,287
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	6,021	176,707
Sumitomo Rubber Industries Ltd.	Automobile Components	2,100	20,920
Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	1,100	27,722
Suntory Beverage & Food Ltd.	Beverages	1,843	65,386
Suzuken Co. Ltd.	Health Care Providers & Services	1,084	32,946
Suzuki Motor Corp.	Automobiles	27,300	314,138
Sysmex Corp.	Health Care Equipment & Supplies	8,400	135,300
T&D Holdings, Inc.	Insurance	7,350	128,326
Taiheiyo Cement Corp.	Construction Materials	1,820	45,687
Taisei Corp.	Construction & Engineering	2,100	77,689
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	2,100	53,342
Takara Holdings, Inc.	Beverages	2,100	14,243
Takashimaya Co. Ltd.	Broadline Retail	2,100	35,346
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	23,100	599,112
TDK Corp.	Electronic Equipment, Instruments & Components	5,362	328,833
TechnoPro Holdings, Inc.	Professional Services	1,672	27,389
Teijin Ltd.	Chemicals	2,100	17,448
Terumo Corp.	Health Care Equipment & Supplies	21,321	351,639
THK Co. Ltd.	Machinery	2,100	37,513
TIS, Inc.	IT Services	3,531	68,442
Tobu Railway Co. Ltd.	Ground Transportation	2,781	46,825
Toda Corp.	Construction & Engineering	4,200	27,467
Toho Co. Ltd.	Entertainment	1,650	48,251
Toho Gas Co. Ltd.	Gas Utilities	1,319	32,003
Tohoku Electric Power Co., Inc.	Electric Utilities	6,300	56,847
Tokai Carbon Co. Ltd.	Chemicals	4,200	24,034
Tokio Marine Holdings, Inc.	Insurance	28,368	1,058,994
Tokyo Century Corp.	Financial Services	4,200	39,399
[a] Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	23,100	124,389
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	6,534	1,417,609
Tokyo Gas Co. Ltd.	Gas Utilities	5,801	124,596
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	1,675	45,421
Tokyo Seimitsu Co. Ltd.	Semiconductors & Semiconductor Equipment	592	45,248
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	2,681	42,317
Tokyu Corp.	Ground Transportation	8,400	92,533
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	8,400	56,057
TOPPAN Holdings, Inc.	Commercial Services & Supplies	4,200	115,744
Toray Industries, Inc.	Chemicals	23,100	109,354
Toridoll Holdings Corp.	Hotels, Restaurants & Leisure	525	12,079
Tosoh Corp.	Chemicals	4,200	54,778
TOTO Ltd.	Building Products	2,100	49,582
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	2,100	32,963
Toyo Suisan Kaisha Ltd.	Food Products	1,361	80,673
Toyo Tire Corp.	Automobile Components	2,100	33,531

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Toyoda Gosei Co. Ltd.	Automobile Components	1,095	19,254
Toyota Boshoku Corp.	Automobile Components	804	10,649
Toyota Industries Corp.	Machinery	2,348	198,002
Toyota Motor Corp.	Automobiles	177,300	3,626,240
Toyota Tsusho Corp.	Trading Companies & Distributors	9,900	192,756
Trend Micro, Inc.	Software	1,638	66,504
TS Tech Co. Ltd.	Automobile Components	2,100	24,876
Tsumura & Co.	Pharmaceuticals	871	22,227
Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	603	34,337
UBE Corp.	Chemicals	2,100	36,978
Ulvac, Inc.	Semiconductors & Semiconductor Equipment	746	48,741
Unicharm Corp.	Household Products	5,676	182,319
United Urban Investment Corp.	Diversified REITs	42	37,311
Ushio, Inc.	Electrical Equipment	2,100	27,311
USS Co. Ltd.	Specialty Retail	6,300	53,009
Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,563	19,491
West Japan Railway Co.	Ground Transportation	6,942	129,251
Workman Co. Ltd.	Specialty Retail	680	15,852
Yakult Honsha Co. Ltd.	Food Products	4,200	75,104
Yamada Holdings Co. Ltd.	Specialty Retail	8,400	22,559
Yamaguchi Financial Group, Inc.	Banks	2,100	23,832
Yamaha Corp.	Leisure Products	2,100	49,164
Yamaha Motor Co. Ltd.	Automobiles	12,600	116,632
Yamato Holdings Co. Ltd.	Air Freight & Logistics	4,200	46,175
Yamato Kogyo Co. Ltd.	Metals & Mining	514	25,007
Yamazaki Baking Co. Ltd.	Food Products	2,100	43,107
Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	357	21,621
Yaskawa Electric Corp.	Machinery	3,742	134,387
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	3,406	82,366
Yokohama Rubber Co. Ltd.	Automobile Components	2,100	46,436
Zenkoku Hosho Co. Ltd.	Financial Services	779	28,698
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	1,326	50,696
Zeon Corp.	Chemicals	2,100	17,428
ZOZO, Inc.	Specialty Retail	2,100	52,585

Total Common Stocks (Cost $64,162,044)			65,593,469

Total Investments before Short-Term Investments (Cost $64,162,044)			65,593,469

Short-Term Investments 0.1%
Money Market Funds 0.1%
United States 0.1%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	61,119	61,119

Total Short-Term Investments (Cost $61,119)			61,119

Total Investments (Cost $64,223,163) 99.1%			65,654,588
Other Assets, less Liabilities 0.9%			596,178

Net Assets 100.0%			$66,250,766

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

At June 30, 2024, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Japanese Yen	UBSW	Buy	94,695,326	$594,053	7/02/24	$—	$(5,372)
Japanese Yen	SSBT	Buy	94,695,326	594,052	7/02/24	—	(5,370)
Japanese Yen	BOFA	Buy	47,347,663	297,027	7/02/24	—	(2,686)
Japanese Yen	BOFA	Buy	2,006,993,087	12,476,645	7/02/24	—	—
Japanese Yen	UBSW	Sell	4,013,986,174	24,953,041	7/02/24	248	—
Japanese Yen	BOFA	Sell	97,825,750	625,385	7/02/24	17,242	—
Japanese Yen	UBSW	Sell	195,651,500	1,250,771	7/02/24	34,487	—
Japanese Yen	SSBT	Sell	195,651,500	1,250,771	7/02/24	34,487	—
Japanese Yen	BOFA	Sell	1,956,515,000	12,503,211	7/02/24	340,368	—
Japanese Yen	UBSW	Sell	3,913,030,000	25,005,288	7/02/24	679,601	—
Japanese Yen	SSBT	Sell	3,913,030,000	25,006,534	7/02/24	680,847	—
Japanese Yen	UBSW	Buy	4,229,380,000	26,415,613	8/02/24	—	(973)
Japanese Yen	SSBT	Buy	4,229,380,000	26,415,926	8/02/24	—	(660)
Japanese Yen	BOFA	Buy	2,114,690,000	13,208,227	8/02/24	—	(66)

Total Forward Exchange Contracts						$1,787,280	$(15,127)

Net unrealized appreciation (depreciation)							$1,772,153

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
Nikkei 225 Mini	Long	19	$467,500	9/12/24	$4,771

*As of period end.

Abbreviations

Selected Portfolio

BOFA	–	Bank of America Corp.

REIT	–	Real Estate Investment Trust

SSBT	–	State Street Bank & Trust Co.

UBSW	–	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Latin America ETF	Industry	Shares	Value
Common Stocks 79.5%
Brazil 41.3%
Allos SA	Real Estate Management & Development	40,500	$153,995
Alupar Investimento SA, UNIT	Electric Utilities	11,232	60,200
Ambev SA	Beverages	391,500	804,223
[a] Atacadao SA	Consumer Staples Distribution & Retail	45,900	74,538
Auren Energia SA	Independent Power Producers & Energy Traders	32,400	71,981
B3 SA - Brasil Bolsa Balcao	Capital Markets	499,500	920,862
Banco Bradesco SA	Banks	135,000	271,971
Banco BTG Pactual SA	Capital Markets	114,600	637,738
Banco do Brasil SA	Banks	153,900	740,068
Banco Santander Brasil SA	Banks	32,400	160,179
BB Seguridade Participacoes SA	Insurance	62,100	368,165
Bradespar SA	Metals & Mining	2,700	8,725
[a] BRF SA	Food Products	59,400	242,436
Caixa Seguridade Participacoes SA	Insurance	40,500	104,341
CCR SA	Transportation Infrastructure	99,900	209,352
Centrais Eletricas Brasileiras SA	Electric Utilities	118,800	766,769
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Water Utilities	30,400	410,317
Cia Energetica de Minas Gerais	Electric Utilities	7,020	15,444
Cia Paranaense de Energia - Copel	Electric Utilities	70,200	104,773
Cia Siderurgica Nacional SA	Metals & Mining	56,700	131,786
Cielo SA	Financial Services	102,600	103,996
Cosan SA	Oil, Gas & Consumable Fuels	108,000	263,270
CPFL Energia SA	Electric Utilities	16,200	95,460
CSN Mineracao SA	Metals & Mining	45,900	42,888
Dexco SA	Paper & Forest Products	32,400	38,265
[a] Diagnosticos da America SA	Health Care Providers & Services	24,300	12,118
[a] Embraer SA	Aerospace & Defense	64,800	421,737
Energisa SA	Electric Utilities	26,000	213,544
[a] Eneva SA	Independent Power Producers & Energy Traders	51,300	117,295
Engie Brasil Energia SA	Independent Power Producers & Energy Traders	16,200	129,175
Equatorial Energia SA	Electric Utilities	79,700	440,366
[a] Equatorial Energia SA	Electric Utilities	1,235	6,913
[b] GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	37,800	117,324
Grupo Mateus SA	Consumer Staples Distribution & Retail	35,100	43,792
[a,b] Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	423,900	292,295
Hypera SA	Pharmaceuticals	36,000	186,013
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	Communications Equipment	8,100	33,672
Itau Unibanco Holding SA	Banks	40,500	204,817
Klabin SA	Containers & Packaging	81,000	312,657
Localiza Rent a Car SA	Ground Transportation	75,479	570,735
Lojas Renner SA	Specialty Retail	86,400	194,128
M Dias Branco SA	Food Products	10,800	57,029
[a] Magazine Luiza SA	Broadline Retail	30,510	66,189
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	24,300	98,610
Natura & Co. Holding SA	Personal Care Products	86,400	241,726
Neoenergia SA	Electric Utilities	21,600	72,214
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	332,100	2,414,316
Porto Seguro SA	Insurance	16,200	90,268
PRIO SA	Oil, Gas & Consumable Fuels	60,600	477,429
Raia Drogasil SA	Consumer Staples Distribution & Retail	99,900	461,870
[b] Rede D’Or Sao Luiz SA	Health Care Providers & Services	70,200	343,768
Rumo SA	Ground Transportation	113,400	423,021
Sao Martinho SA	Food Products	14,200	83,674
[a] Sendas Distribuidora SA	Consumer Staples Distribution & Retail	121,500	226,181
SLC Agricola SA	Food Products	17,800	55,921
Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	10,800	41,999
Suzano SA	Paper & Forest Products	62,100	637,385

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Telefonica Brasil SA	Diversified Telecommunication Services	38,800	316,718
TIM SA	Wireless Telecommunication Services	72,900	208,419
TOTVS SA	Software	40,500	221,879
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	18,900	116,474
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	75,600	293,991
Usinas Siderurgicas de Minas Gerais SA Usiminas	Metals & Mining	13,500	18,545
Vale SA	Metals & Mining	347,770	3,895,660
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	Ground Transportation	35,100	47,837
Vibra Energia SA	Specialty Retail	99,900	375,899
WEG SA	Electrical Equipment	132,300	1,004,913

			22,390,258

Chile 5.5%
Aguas Andinas SA, Class A	Water Utilities	250,668	68,249
Banco de Chile	Banks	3,919,617	436,051
Banco de Credito e Inversiones SA	Banks	8,505	238,591
Banco Itau Chile SA	Banks	6,696	73,421
Banco Santander Chile	Banks	5,555,655	260,148
Cencosud SA	Consumer Staples Distribution & Retail	118,773	223,346
Cencosud Shopping SA	Real Estate Management & Development	43,308	65,380
Cia Cervecerias Unidas SA	Beverages	12,042	68,698
Cia Sud Americana de Vapores SA	Marine Transportation	1,562,517	98,923
Colbun SA	Independent Power Producers & Energy Traders	649,782	83,838
Empresas CMPC SA	Paper & Forest Products	107,190	200,997
Empresas Copec SA	Oil, Gas & Consumable Fuels	43,767	336,161
Enel Americas SA	Electric Utilities	1,700,028	157,769
Enel Chile SA	Electric Utilities	2,220,048	124,888
[a] Falabella SA	Broadline Retail	70,956	218,072
Latam Airlines Group SA	Passenger Airlines	15,133,419	205,857
Plaza SA	Real Estate Management & Development	27,216	39,498
Quinenco SA	Industrial Conglomerates	23,760	77,654
Sociedad de Inversiones Oro Blanco SA	Capital Markets	4,490,937	27,609

			3,005,150

Colombia 0.8%
Ecopetrol SA	Oil, Gas & Consumable Fuels	425,034	237,945
Interconexion Electrica SA ESP	Electric Utilities	39,420	173,122

			411,067

Mexico 30.4%
Alfa SAB de CV, Class A	Industrial Conglomerates	324,621	189,779
[a] Alpek SAB de CV	Chemicals	34,236	24,846
Alsea SAB de CV	Hotels, Restaurants & Leisure	46,170	160,587
America Movil SAB de CV	Wireless Telecommunication Services	2,018,466	1,718,712
Arca Continental SAB de CV	Beverages	39,717	389,687
[b] Banco del Bajio SA	Banks	63,639	193,191
Becle SAB de CV	Beverages	48,222	87,211
Cemex SAB de CV	Construction Materials	1,361,610	871,973
Coca-Cola Femsa SAB de CV	Beverages	47,250	405,354
Concentradora Fibra Danhos SA de CV	Diversified REITs	22,113	23,932
Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	76,761	229,752
El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	17,739	127,221
Fibra Uno Administracion SA de CV	Diversified REITs	256,095	314,841
Fomento Economico Mexicano SAB de CV	Beverages	163,647	1,761,540
Gruma SAB de CV, Class B	Food Products	16,065	293,256
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	24,732	209,861
Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	35,262	551,873
Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	17,928	540,031
Grupo Bimbo SAB de CV	Food Products	194,562	687,466
Grupo Carso SAB de CV	Industrial Conglomerates	40,554	278,913
Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	22,734	157,984
Grupo Elektra SAB de CV	Banks	5,400	313,106

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Grupo Financiero Banorte SAB de CV, Class O	Banks	259,011	2,019,338
[a] Grupo Financiero Inbursa SAB de CV, Class O	Banks	177,093	421,002
Grupo Mexico SAB de CV, Class B	Metals & Mining	283,338	1,524,885
Grupo Televisa SAB	Media	214,353	117,226
[a] Industrias Penoles SAB de CV	Metals & Mining	11,097	144,284
Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	74,358	128,705
Megacable Holdings SAB de CV	Media	27,297	68,640
[a,c] Ollamani SAB	Hotels, Restaurants & Leisure	9,099	20,606
Operadora De Sites Mexicanos SAB de CV	Diversified Telecommunication Services	112,131	101,121
Orbia Advance Corp. SAB de CV	Chemicals	86,751	121,121
Prologis Property Mexico SA de CV	Industrial REITs	62,343	203,815
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	19,656	181,946
Qualitas Controladora SAB de CV	Insurance	14,850	151,005
Regional SAB de CV	Banks	21,168	158,041
Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	463,752	1,579,022

			16,471,873

United States 1.5%
GCC SAB de CV	Construction Materials	14,580	136,690
[a] JBS SA	Food Products	121,500	705,885

			842,575

Total Common Stocks (Cost $39,477,284)			43,120,923

Preferred Stocks 18.9%
Brazil 17.2%
[a] Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	18,900	31,032
[d] Banco Bradesco SA, 9.006%, pfd.	Banks	464,400	1,035,075
[d] Bradespar SA, 15.084%, pfd.	Metals & Mining	21,600	71,981
[a] Braskem SA, Class A, pfd.	Chemicals	16,200	52,090
[d] Centrais Eletricas Brasileiras SA, Class B, 4.546%, pfd.	Electric Utilities	24,300	175,432
[d] Cia Energetica de Minas Gerais, 9.565%, pfd.	Electric Utilities	148,230	263,932
[d] Cia Paranaense de Energia - Copel, Class B, Class B, 3.548%, pfd.	Electric Utilities	118,800	198,911
[d] CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 7.133%, pfd.	Electric Utilities	16,200	76,589
[d] Gerdau SA, 6.055%, pfd.	Metals & Mining	117,180	387,756
[d] Itau Unibanco Holding SA, 6.674%, pfd.	Banks	434,700	2,536,458
[d] Itausa SA, 7.78%, pfd.	Banks	486,000	859,225
[d] Metalurgica Gerdau SA, 13.427%, pfd.	Metals & Mining	59,400	113,893
[d] Petroleo Brasileiro SA, 13.798%, pfd.	Oil, Gas & Consumable Fuels	502,200	3,440,252
[d] Unipar Carbocloro SA, Class B, 5.675%, pfd.	Chemicals	4,694	41,232
[d] Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, 3.578%, pfd.	Metals & Mining	43,200	61,520

			9,345,378

Chile 1.1%
[d] Embotelladora Andina SA, Class B, 6.276%, pfd.	Beverages	33,642	94,946
[d] Sociedad Quimica y Minera de Chile SA, Class B, 0.002%, pfd.	Electrical Equipment	12,231	492,739

			587,685

Colombia 0.6%
[d] Bancolombia SA, 10.376%, pfd.	Banks	40,311	331,503

Total Preferred Stocks (Cost $9,387,645)			10,264,566

Rights 0.0%†
Brazil 0.0%†
[a] Localiza Rent a Car SA	Ground Transportation	762	1,235

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Chile 0.0%†
[a] Plaza SA	Real Estate Management & Development	3,193	67

Total Rights (Cost $0)			1,302

Total Investments before Short-Term Investments (Cost $48,864,929)			53,386,791

Short-Term Investments 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
United States 0.1%
[e,f] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	19,440	19,440

Money Market Funds 0.0%†
United States 0.0%†
[e,f] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	19,198	19,198

Total Short-Term Investments (Cost $38,638)			38,638

Total Investments (Cost $48,903,567) 98.5%			53,425,429

Other Assets, less Liabilities 1.5%			800,029

Net Assets 100.0%			$54,225,458

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $946,578, representing 1.7% of net assets.

cA portion or all of the security is on loan at June 30, 2024.

dVariable rate security. The rate shown represents the yield at period end.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
Bovespa Index	Long	25	$564,417	8/14/24	$ 9,704
Index Contracts
Mex Bolsa Index	Long	11	320,943	9/20/24	1,219

Total Futures Contracts					$10,923

*As of period end.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 99.3%
Mexico 98.4%
Alfa SAB de CV, Class A	Industrial Conglomerates	1,701,150	$994,520
[a,b] Alpek SAB de CV	Chemicals	175,560	127,406
Alsea SAB de CV	Hotels, Restaurants & Leisure	242,330	842,864
America Movil SAB de CV	Wireless Telecommunication Services	8,793,290	7,487,437
Arca Continental SAB de CV	Beverages	207,625	2,037,133
[c] Banco del Bajio SA	Banks	333,410	1,012,146
Becle SAB de CV	Beverages	253,550	458,555
Cemex SAB de CV	Construction Materials	5,288,195	3,386,550
Coca-Cola Femsa SAB de CV	Beverages	247,225	2,120,926
Concentradora Fibra Danhos SA de CV	Diversified REITs	114,895	124,348
Corp. Inmobiliaria Vesta SAB de CV	Real Estate Management & Development	402,270	1,204,027
El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	92,950	666,619
Fibra Uno Administracion SA de CV	Diversified REITs	1,340,790	1,648,353
Fomento Economico Mexicano SAB de CV	Beverages	712,580	7,670,401
Gruma SAB de CV, Class B	Food Products	84,095	1,535,100
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	129,525	1,099,073
Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	156,750	2,453,240
Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	82,005	2,470,173
Grupo Bimbo SAB de CV	Food Products	810,810	2,864,917
Grupo Carso SAB de CV	Industrial Conglomerates	212,520	1,461,623
Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	119,570	830,919
Grupo Elektra SAB de CV	Banks	28,346	1,643,574
Grupo Financiero Banorte SAB de CV, Class O	Banks	1,122,770	8,753,498
[a] Grupo Financiero Inbursa SAB de CV, Class O	Banks	928,070	2,206,295
Grupo Mexico SAB de CV, Class B	Metals & Mining	1,246,355	6,707,708
Grupo Televisa SAB	Media	1,129,480	617,692
[a] Industrias Penoles SAB de CV	Metals & Mining	58,355	758,738
Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	391,325	677,336
Megacable Holdings SAB de CV	Media	140,910	354,327
[a,b] Ollamani SAB	Hotels, Restaurants & Leisure	47,685	107,989
Operadora De Sites Mexicanos SAB de CV	Diversified Telecommunication Services	589,435	531,557
Orbia Advance Corp. SAB de CV	Chemicals	456,445	637,283
Prologis Property Mexico SA de CV	Industrial REITs	326,645	1,067,886
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	102,905	952,542
Qualitas Controladora SAB de CV	Insurance	78,100	794,176
Regional SAB de CV	Banks	111,265	830,707
Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	2,027,410	6,903,095

			76,040,733

United States 0.9%
GCC SAB de CV	Construction Materials	76,780	719,827

Total Common Stocks (Cost $79,635,751)			76,760,560

Total Investments before Short-Term Investments (Cost $79,635,751)			76,760,560

Short-Term Investments 0.2%
Investments from Cash Collateral Received for Loaned Securities 0.2%
United States 0.2%
[d,e] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	179,120	179,120

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Money Market Funds 0.0%†
United States 0.0%†
[d,e] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	97	97

Total Short-Term Investments (Cost $179,217)			179,217

Total Investments (Cost $79,814,968) 99.5%			76,939,777

Other Assets, less Liabilities 0.5%			387,874

Net Assets 100.0%			$77,327,651

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bA portion or all of the security is on loan at June 30, 2024.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $1,012,146, representing 1.3% of net assets.

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Mex Bolsa Index	Long	16	$466,827	9/20/24	$(909)

*As of period end.

Abbreviations

Selected Portfolio

REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares	Value
Common Stocks 0.0%
[a] Russia 0.0%
[b] Aeroflot PJSC	Passenger Airlines	174,496	$—
Alrosa PJSC	Metals & Mining	361,232	—
[b] Credit Bank of Moscow PJSC	Banks	2,127,840	—
[b] Federal Grid Co.-Rosseti PJSC	Electric Utilities	80,095,477	—
[b] Gazprom PJSC	Oil, Gas & Consumable Fuels	981,872	—
GMK Norilskiy Nickel PAO	Metals & Mining	288,800	—
Inter RAO UES PJSC	Electric Utilities	6,229,280	—
LUKOIL PJSC	Oil, Gas & Consumable Fuels	36,048	—
[b] M.Video PJSC	Specialty Retail	8,000	—
Magnit PJSC	Consumer Staples Distribution & Retail	8,112	—
Magnitogorsk Iron & Steel Works PJSC	Metals & Mining	370,640	—
[b] Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,584	—
Moscow Exchange MICEX-Rates PJSC	Capital Markets	253,248	—
Mosenergo PJSC	Electric Utilities	1,418,704	—
Novatek PJSC	Oil, Gas & Consumable Fuels	47,472	—
Novolipetsk Steel PJSC	Metals & Mining	200,944	—
PhosAgro PJSC	Chemicals	6,208	—
[b] Polyus PJSC	Metals & Mining	3,504	—
[b] Raspadskaya OJSC	Metals & Mining	10,720	—
Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	92,320	—
Rostelecom PJSC	Diversified Telecommunication Services	165,056	—
RusHydro PJSC	Electric Utilities	20,149,712	—
[b] Sberbank of Russia PJSC	Banks	959,968	—
[b,c] Segezha Group PJSC	Paper & Forest Products	666,096	—
Severstal PAO	Metals & Mining	27,744	—
Sistema AFK PAO	Wireless Telecommunication Services	499,664	—
Sovcomflot PJSC	Oil, Gas & Consumable Fuels	72,128	—
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	634,480	—
Tatneft PJSC	Oil, Gas & Consumable Fuels	105,552	—
[b] Unipro PJSC	Independent Power Producers & Energy Traders	1,811,376	—
[b] United Co. RUSAL International PJSC	Metals & Mining	447,600	—
[b] VTB Bank PJSC	Banks	886,353,216	—

Total Common Stocks (Cost $21,363,101)			—

Preferred Stocks 0.0%
[a] Russia 0.0%
Bashneft PJSC, pfd.	Oil, Gas & Consumable Fuels	3,392	—
Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	682,080	—
Tatneft PJSC, pfd.	Oil, Gas & Consumable Fuels	10,416	—
Transneft PJSC, pfd.	Oil, Gas & Consumable Fuels	27,600	—

Total Preferred Stocks (Cost $1,113,686)			—

Total Investments (Cost $22,476,787) 0.0%			—
Other Assets, less Liabilities 100.0%			4,782

Net Assets 100.0%			$4,782

aFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

bNon-income producing.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $0, representing 0.0% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Saudi Arabia ETF	Industry	Shares	Value
Common Stocks 99.9%
Saudi Arabia 99.9%
Abdullah Al Othaim Markets Co.	Consumer Staples Distribution & Retail	24,090	$72,946
ACWA Power Co.	Independent Power Producers & Energy Traders	11,390	1,075,365
[a] Ades Holding Co.	Energy Equipment & Services	23,750	127,372
[a] Advanced Petrochemical Co.	Chemicals	6,920	71,107
Al Rajhi Bank	Banks	101,730	2,209,989
Aldrees Petroleum & Transport Services Co.	Oil, Gas & Consumable Fuels	2,680	87,295
Alinma Bank	Banks	66,680	552,764
Almarai Co. JSC	Food Products	13,300	201,010
Arab National Bank	Banks	48,490	261,864
[b] Arabian Centres Co.	Real Estate Management & Development	9,910	53,253
[a] Arabian Contracting Services Co.	Media	820	49,835
Arabian Drilling Co.	Energy Equipment & Services	1,460	52,460
Arabian Internet & Communications Services Co.	IT Services	1,360	105,998
Astra Industrial Group	Industrial Conglomerates	1,870	77,858
Bank AlBilad	Banks	33,460	290,755
[a] Bank Al-Jazira	Banks	27,440	120,684
Banque Saudi Fransi	Banks	32,050	303,277
BinDawood Holding Co.	Consumer Staples Distribution & Retail	16,040	31,639
Bupa Arabia for Cooperative Insurance Co.	Insurance	4,050	277,442
Catrion Catering Holding Co.	Commercial Services & Supplies	2,190	73,086
Co. for Cooperative Insurance	Insurance	4,020	154,945
Dallah Healthcare Co.	Health Care Providers & Services	2,050	86,883
[a] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	28,910	90,931
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	4,620	355,404
Elm Co.	IT Services	1,400	319,885
[a] Emaar Economic City	Real Estate Management & Development	19,970	34,440
Etihad Etisalat Co.	Wireless Telecommunication Services	20,610	293,361
Jarir Marketing Co.	Specialty Retail	32,120	108,562
Leejam Sports Co. JSC	Hotels, Restaurants & Leisure	1,380	83,353
Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	24,060	75,163
Mouwasat Medical Services Co.	Health Care Providers & Services	5,190	167,669
Nahdi Medical Co.	Consumer Staples Distribution & Retail	2,840	99,774
[a] National Industrialization Co., Class C	Chemicals	17,900	54,488
Power & Water Utility Co. for Jubail & Yanbu	Multi-Utilities	4,100	66,337
Qassim Cement Co.	Construction Materials	2,950	44,664
[a] Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	22,820	40,937
Riyad Bank	Banks	80,170	556,677
Riyadh Cables Group Co.	Electrical Equipment	3,300	88,666
SABIC Agri-Nutrients Co.	Chemicals	12,740	383,056
Sahara International Petrochemical Co.	Chemicals	19,410	151,075
SAL Saudi Logistics Services	Air Freight & Logistics	1,310	105,384
[a] Saudi Arabian Mining Co.	Metals & Mining	64,690	742,324
[b] Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	233,830	1,726,488
Saudi Aramco Base Oil Co.	Chemicals	2,760	96,669
Saudi Awwal Bank	Banks	51,780	533,452
Saudi Basic Industries Corp.	Chemicals	47,720	934,913
Saudi Cement Co.	Construction Materials	4,100	49,179
Saudi Electricity Co.	Electric Utilities	42,700	187,345
Saudi Industrial Investment Group	Chemicals	20,200	113,395
Saudi Investment Bank	Banks	33,460	114,518
[a] Saudi Kayan Petrochemical Co.	Chemicals	40,150	86,794
Saudi National Bank	Banks	152,350	1,490,363
[a] Saudi Research & Media Group	Media	2,140	118,078
Saudi Tadawul Group Holding Co.	Capital Markets	2,620	174,033
Saudi Telecom Co.	Diversified Telecommunication Services	95,160	951,194
Saudia Dairy & Foodstuff Co.	Food Products	840	78,456
[a] Savola Group	Food Products	14,290	178,073
[a] Seera Group Holding	Hotels, Restaurants & Leisure	7,950	53,931
Southern Province Cement Co.	Construction Materials	3,770	36,528

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

United Electronics Co.	Specialty Retail	2,140	53,905
Yamama Cement Co.	Construction Materials	5,420	48,181
Yanbu National Petrochemical Co.	Chemicals	15,060	147,124

Total Common Stocks (Cost $15,692,626)			17,372,596

Total Investments (Cost $15,692,626) 99.9%			17,372,596
Other Assets, less Liabilities 0.1%			9,586

Net Assets 100.0%			$17,382,182

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $1,779,741, representing 10.2% of net assets.

At June 30, 2024, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
South African Rand	SSBT	Sell	82,534	$21,988	7/01/24	$—	$(11)

Net unrealized appreciation (depreciation)							$(11)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Selected Portfolio

SSBT	–	State Street Bank & Trust Co.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares	Value
Common Stocks 96.0%
South Korea 96.0%
[a] Alteogen, Inc., Class A	Biotechnology	10,148	$2,067,936
Amorepacific Corp., Class H	Personal Care Products	7,052	857,101
AMOREPACIFIC Group, Class A	Personal Care Products	6,106	143,501
BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	1,892	141,986
BNK Financial Group, Inc., Class H	Banks	66,134	406,942
[a] Celltrion Pharm, Inc., Class A	Pharmaceuticals	4,300	277,399
Celltrion, Inc., Class A	Biotechnology	34,916	4,421,256
Cheil Worldwide, Inc., Class A	Media	16,684	223,019
CJ CheilJedang Corp., Class A	Food Products	1,892	529,870
CJ Corp., Class A	Industrial Conglomerates	3,096	273,276
[a] CJ ENM Co. Ltd., Class A	Entertainment	2,494	152,557
CJ Logistics Corp., Class A	Air Freight & Logistics	1,978	136,657
[a] CosmoAM&T Co. Ltd.	Technology Hardware, Storage & Peripherals	5,418	567,581
Coway Co. Ltd.	Household Durables	13,588	633,745
[a] Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	48,590	131,315
DB Insurance Co. Ltd., Class A	Insurance	10,750	894,206
DGB Financial Group, Inc., Class A	Banks	36,378	211,952
DL E&C Co. Ltd., Class A	Construction & Engineering	6,450	151,820
DL Holdings Co. Ltd., Class A	Chemicals	2,580	110,772
Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	7,482	104,362
Doosan Bobcat, Inc., Class A	Machinery	11,868	442,302
[a] Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	102,340	1,494,394
[a] Ecopro BM Co. Ltd.	Electrical Equipment	11,008	1,463,468
[a] Ecopro Co. Ltd.	Electrical Equipment	23,650	1,548,031
[a] Ecopro Materials Co. Ltd.	Electrical Equipment	2,838	187,413
E-MART, Inc., Class A	Consumer Staples Distribution & Retail	4,644	190,618
F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	3,784	171,538
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	12,384	360,769
Green Cross Corp.	Biotechnology	1,290	107,117
[a] GS Engineering & Construction Corp.	Construction & Engineering	15,222	166,209
GS Holdings Corp.	Industrial Conglomerates	10,836	369,203
GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	10,406	157,621
Hana Financial Group, Inc.	Banks	63,382	2,794,978
Hanjin Kal Corp.	Passenger Airlines	7,654	359,207
Hankook Tire & Technology Co. Ltd.	Automobile Components	17,716	581,739
Hanmi Pharm Co. Ltd.	Pharmaceuticals	1,720	338,002
Hanmi Science Co. Ltd.	Pharmaceuticals	5,848	131,915
Hanmi Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	10,578	1,324,075
Hanon Systems	Automobile Components	38,786	133,278
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	8,342	1,512,044
Hanwha Corp.	Industrial Conglomerates	10,922	213,044
Hanwha Life Insurance Co. Ltd.	Insurance	86,688	188,931
[a] Hanwha Ocean Co. Ltd., Class A	Machinery	21,672	480,988
Hanwha Solutions Corp.	Chemicals	24,940	500,068
HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	10,148	549,238
[a] HD Hyundai Heavy Industries Co. Ltd.	Machinery	5,160	583,663
HD Hyundai Infracore Co. Ltd.	Machinery	33,282	184,725
[a] HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	10,406	1,200,489
Hite Jinro Co. Ltd.	Beverages	7,396	114,177
HL Mando Co. Ltd.	Automobile Components	7,998	255,076
[a] HLB, Inc.	Health Care Equipment & Supplies	28,552	1,213,434
HMM Co. Ltd.	Marine Transportation	70,262	1,001,993
Hotel Shilla Co. Ltd.	Specialty Retail	7,482	291,344
HYBE Co. Ltd.	Entertainment	5,074	746,448
Hyundai Autoever Corp.	IT Services	1,634	195,154
Hyundai Department Store Co. Ltd.	Broadline Retail	3,268	115,620
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	17,544	408,489

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Hyundai Glovis Co. Ltd.	Air Freight & Logistics	4,472	711,491
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	14,018	351,341
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	4,902	331,192
Hyundai Mobis Co. Ltd.	Automobile Components	16,254	2,969,765
Hyundai Motor Co.	Automobiles	32,078	6,874,689
Hyundai Steel Co.	Metals & Mining	20,210	426,517
Hyundai Wia Corp.	Automobile Components	3,784	159,167
Industrial Bank of Korea	Banks	65,532	667,460
Kakao Corp.	Interactive Media & Services	80,238	2,369,542
[a] Kakao Games Corp.	Entertainment	9,718	144,729
KakaoBank Corp.	Banks	51,858	764,778
[a] Kakaopay Corp.	Financial Services	6,708	131,090
Kangwon Land, Inc.	Hotels, Restaurants & Leisure	25,628	258,421
KB Financial Group, Inc.	Banks	81,270	4,634,722
KCC Corp.	Chemicals	1,032	231,291
KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	5,160	142,261
Kia Corp.	Automobiles	59,942	5,630,585
Korea Aerospace Industries Ltd.	Aerospace & Defense	16,942	652,325
Korea Electric Power Corp.	Electric Utilities	61,490	874,217
[a] Korea Gas Corp.	Gas Utilities	6,192	234,815
Korea Investment Holdings Co. Ltd.	Capital Markets	9,202	467,955
Korea Zinc Co. Ltd.	Metals & Mining	2,580	965,274
Korean Air Lines Co. Ltd.	Passenger Airlines	44,548	752,445
[a] Krafton, Inc.	Entertainment	8,686	1,776,323
KT&G Corp.	Tobacco	24,080	1,542,939
[a] Kum Yang Co. Ltd.	Chemicals	8,170	510,440
Kumho Petrochemical Co. Ltd.	Chemicals	3,956	421,035
[a] L&F Co. Ltd.	Electrical Equipment	6,020	591,722
LG Chem Ltd.	Chemicals	11,352	2,849,340
LG Corp.	Industrial Conglomerates	21,156	1,238,775
[a] LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	75,164	626,321
LG Electronics, Inc.	Household Durables	25,972	2,092,477
[a] LG Energy Solution Ltd.	Electrical Equipment	9,632	2,284,670
LG H&H Co. Ltd.	Personal Care Products	2,236	561,234
LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	3,354	662,759
LG Uplus Corp.	Diversified Telecommunication Services	51,170	365,049
Lotte Chemical Corp.	Chemicals	4,386	365,473
Lotte Chilsung Beverage Co. Ltd.	Beverages	860	82,970
Lotte Corp.	Industrial Conglomerates	6,364	116,508
Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	5,160	197,928
LOTTE Fine Chemical Co. Ltd.	Chemicals	3,440	111,210
Lotte Shopping Co. Ltd.	Broadline Retail	2,666	122,987
LS Corp.	Electrical Equipment	4,128	431,543
Meritz Financial Group, Inc.	Financial Services	22,102	1,270,082
Mirae Asset Securities Co. Ltd.	Capital Markets	64,242	341,628
NAVER Corp.	Interactive Media & Services	32,766	3,972,863
NCSoft Corp.	Entertainment	3,784	494,545
[a,b] Netmarble Corp.	Entertainment	5,246	204,657
NH Investment & Securities Co. Ltd., Class C	Capital Markets	32,680	301,278
NongShim Co. Ltd.	Food Products	774	274,963
OCI Holdings Co. Ltd.	Chemicals	3,698	237,757
Orion Corp.	Food Products	5,332	357,145
Ottogi Corp.	Food Products	344	108,211
Pan Ocean Co. Ltd.	Marine Transportation	58,652	182,582
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	11,094	113,640
[a] Pearl Abyss Corp.	Entertainment	7,998	256,529
Posco DX Co. Ltd.	IT Services	12,728	354,609
POSCO Future M Co. Ltd.	Electrical Equipment	6,880	1,292,031
POSCO Holdings, Inc.	Metals & Mining	18,060	4,762,644
Posco International Corp.	Trading Companies & Distributors	11,008	523,010
S-1 Corp.	Commercial Services & Supplies	4,558	192,055
[a,b] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	4,300	2,271,050
Samsung C&T Corp.	Industrial Conglomerates	20,038	2,067,124
Samsung Card Co. Ltd.	Consumer Finance	7,224	201,002
[a] Samsung E&A Co. Ltd.	Construction & Engineering	37,926	665,393

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	13,416	1,539,940
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	563,644	33,372,311
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	7,912	2,235,938
[a] Samsung Heavy Industries Co. Ltd.	Machinery	156,778	1,064,929
Samsung Life Insurance Co. Ltd.	Insurance	17,888	1,150,082
Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	12,642	3,251,194
Samsung SDS Co. Ltd.	IT Services	8,772	946,344
Samsung Securities Co. Ltd.	Capital Markets	15,222	440,128
[a] SD Biosensor, Inc.	Health Care Equipment & Supplies	8,600	61,540
Seegene, Inc.	Biotechnology	6,364	92,466
Shinhan Financial Group Co. Ltd.	Banks	119,970	4,196,553
Shinsegae, Inc.	Broadline Retail	1,634	186,251
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	6,794	382,517
[a] SK Bioscience Co. Ltd.	Biotechnology	5,762	220,182
SK Chemicals Co. Ltd.	Chemicals	2,408	85,369
SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	130,376	22,400,235
[a,b] SK IE Technology Co. Ltd.	Electrical Equipment	6,192	198,378
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	14,362	1,211,354
SK Networks Co. Ltd.	Trading Companies & Distributors	23,134	80,923
[a] SK Square Co. Ltd.	Industrial Conglomerates	22,274	1,618,162
SK, Inc.	Industrial Conglomerates	8,514	979,125
[a] SKC Co. Ltd.	Chemicals	4,472	547,751
S-Oil Corp.	Oil, Gas & Consumable Fuels	9,890	477,795
Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	6,364	84,329
[a] Wemade Co. Ltd.	Entertainment	4,816	149,221
Woori Financial Group, Inc.	Banks	144,136	1,538,219
Yuhan Corp.	Pharmaceuticals	12,556	737,944

Total Common Stocks (Cost $148,678,777)			181,905,808

Preferred Stocks 3.8%
South Korea 3.8%
[c] Amorepacific Corp., 1.951%, pfd.	Personal Care Products	2,580	87,906
[c] CJ CheilJedang Corp., 2.951%, pfd.	Food Products	344	38,536
[c] Hanwha Corp., 5.309%, pfd.	Industrial Conglomerates	5,504	60,258
[c] Hyundai Motor Co., 7.642%, pfd.	Automobiles	8,428	1,121,692
[c] Hyundai Motor Co., 7.664%, pfd.	Automobiles	5,332	704,219
[c] LG Chem Ltd., 1.473%, pfd.	Chemicals	1,892	331,255
[c] LG Electronics, Inc., 2.772%, pfd.	Household Durables	4,128	146,047
[c] LG H&H Co. Ltd., 2.328%, pfd.	Personal Care Products	516	57,167
[c] Samsung Electronics Co. Ltd., 1.704%, pfd.	Technology Hardware, Storage & Peripherals	97,438	4,502,039
[c] Samsung Fire & Marine Insurance Co. Ltd., 5.747%, pfd.	Insurance	688	139,199
[c] Samsung SDI Co. Ltd., 0.478%, pfd.	Electronic Equipment, Instruments & Components	344	54,855

Total Preferred Stocks (Cost $5,770,839)			7,243,173

Total Investments before Short-Term Investments (Cost $154,449,616)			189,148,981

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Short-Term Investments 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[d,e] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	31,096	31,096

Total Short-Term Investments (Cost $31,096)			31,096

Total Investments (Cost $154,480,712) 99.8%			189,180,077
Other Assets, less Liabilities 0.2%			448,777

Net Assets 100.0%			$189,628,854

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $2,674,085, representing 1.4% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
Kospi 200 Mini	Long	4	$280,676	9/12/24	$578

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 98.0%
Switzerland 95.1%
ABB Ltd.	Electrical Equipment	45,101	$2,505,500
Adecco Group AG	Professional Services	6,120	203,092
Alcon, Inc.	Health Care Equipment & Supplies	17,357	1,549,498
Avolta AG	Specialty Retail	4,012	155,819
Bachem Holding AG, Class B	Life Sciences Tools & Services	1,207	110,747
Baloise Holding AG	Insurance	1,717	302,281
Banque Cantonale Vaudoise	Banks	1,088	115,447
Barry Callebaut AG	Food Products	134	218,313
Belimo Holding AG	Building Products	357	179,016
BKW AG	Electric Utilities	697	111,151
Chocoladefabriken Lindt & Spruengli AG	Food Products	80	933,897
Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	15,232	2,377,351
Clariant AG	Chemicals	8,432	132,682
DKSH Holding AG	Trading Companies & Distributors	1,360	91,867
Emmi AG	Food Products	80	79,056
EMS-Chemie Holding AG	Chemicals	268	219,655
Flughafen Zurich AG	Transportation Infrastructure	731	161,640
Geberit AG	Building Products	1,269	749,594
Georg Fischer AG	Machinery	3,148	211,069
Givaudan SA	Chemicals	297	1,407,990
Helvetia Holding AG	Insurance	1,326	179,289
Julius Baer Group Ltd.	Capital Markets	7,735	432,113
Kuehne & Nagel International AG	Marine Transportation	1,921	552,400
Logitech International SA	Technology Hardware, Storage & Peripherals	5,882	568,956
Lonza Group AG	Life Sciences Tools & Services	2,680	1,462,577
Nestle SA	Food Products	88,213	9,003,891
Novartis AG	Pharmaceuticals	68,799	7,363,009
Partners Group Holding AG	Capital Markets	839	1,077,460
PSP Swiss Property AG	Real Estate Management & Development	1,734	222,491
Roche Holding AG	Pharmaceuticals	23,324	6,476,005
Roche Holding AG	Pharmaceuticals	1,258	383,308
Sandoz Group AG	Pharmaceuticals	16,473	596,518
Schindler Holding AG, PC	Machinery	1,547	388,730
Schindler Holding AG	Machinery	782	194,934
SGS SA	Professional Services	5,683	505,943
SIG Group AG	Containers & Packaging	12,444	227,803
Sika AG	Chemicals	5,389	1,542,456
Sonova Holding AG	Health Care Equipment & Supplies	1,819	561,935
Straumann Holding AG	Health Care Equipment & Supplies	4,066	503,612
Swatch Group AG	Textiles, Apparel & Luxury Goods	1,071	219,361
Swatch Group AG	Textiles, Apparel & Luxury Goods	1,989	81,233
Swiss Life Holding AG	Insurance	1,105	812,334
Swiss Prime Site AG	Real Estate Management & Development	2,924	277,237
Swiss Re AG	Insurance	11,067	1,373,214
Swisscom AG	Diversified Telecommunication Services	969	545,103
Tecan Group AG	Life Sciences Tools & Services	476	159,338
Temenos AG	Software	2,329	160,692
UBS Group AG	Capital Markets	109,276	3,216,504
[a] VAT Group AG	Machinery	969	549,308
Zurich Insurance Group AG	Insurance	4,267	2,275,005

			53,728,424

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

United States 2.9%
Holcim AG, Class B	Construction Materials	18,870	1,671,967

Total Common Stocks (Cost $51,972,748)			55,400,391

Total Investments (Cost $51,972,748) 98.0%			55,400,391
Other Assets, less Liabilities 2.0%			1,114,163

Net Assets 100.0%			$56,514,554

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $549,308, representing 1.0% of net assets.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
Swiss Mid Cap Future Index	Long	8	$1,070,376	9/20/24	$(2,772)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 99.3%
China 0.9%
Airtac International Group, Class A	Machinery	32,890	$1,001,659
Silergy Corp.	Semiconductors & Semiconductor Equipment	78,500	1,117,920

			2,119,579

Taiwan 98.2%
Accton Technology Corp.	Communications Equipment	126,470	2,163,613
Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	687,000	992,123
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	5,430	105,616
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	109,898	1,253,403
Alchip Technologies Ltd.	Semiconductors & Semiconductor Equipment	18,282	1,383,484
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	808,100	4,197,243
Asia Cement Corp.	Construction Materials	586,730	793,062
Asia Vital Components Co. Ltd.	Technology Hardware, Storage & Peripherals	67,884	1,600,766
ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	9,100	628,331
ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	7,290	1,087,607
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	168,640	2,588,743
AUO Corp., Class H	Electronic Equipment, Instruments & Components	1,680,000	921,782
Capital Securities Corp., Class A	Capital Markets	480,000	371,376
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	145,310	1,039,160
[a] Cathay Financial Holding Co. Ltd., Class A	Insurance	2,205,000	4,010,141
Chailease Holding Co. Ltd., Class A	Financial Services	337,239	1,595,678
Chang Hwa Commercial Bank Ltd., Class A	Banks	1,627,633	925,661
Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	439,100	669,312
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	140,960	743,004
China Airlines Ltd., Class A	Passenger Airlines	689,000	503,346
[a] China Development Financial Holding Corp., Class A	Insurance	3,771,000	1,755,224
China Motor Corp., Class A	Automobiles	61,110	233,579
China Steel Corp., Class A	Metals & Mining	2,830,000	2,015,104
[a] Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	911,100	3,524,592
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	974,000	1,041,808
CTBC Financial Holding Co. Ltd., Class A	Banks	4,375,000	5,104,380
Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	517,950	6,186,694
E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	189,900	1,475,111
E.Sun Financial Holding Co. Ltd., Class A	Banks	3,567,000	3,139,123
Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	47,840	780,092
Elite Material Co. Ltd.	Electronic Equipment, Instruments & Components	72,590	1,062,844
[a] eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	15,798	1,251,510
Ennostar, Inc., Class H	Semiconductors & Semiconductor Equipment	168,040	225,062
Eternal Materials Co. Ltd., Class H	Chemicals	232,885	221,819
Eva Airways Corp., Class H	Passenger Airlines	647,000	760,848
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	243,710	1,449,872
Far Eastern International Bank	Banks	536,000	274,266
Far Eastern New Century Corp.	Industrial Conglomerates	700,230	760,850
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	423,500	1,097,864
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	118,264	565,045
First Financial Holding Co. Ltd.	Banks	2,572,000	2,227,801
[a] Formosa Chemicals & Fibre Corp.	Chemicals	818,800	1,272,060
[a] Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	327,360	653,882
[a] Formosa Plastics Corp.	Chemicals	445,140	788,976
Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	15,140	81,203
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	240,000	166,453
Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	264,590	581,516
Fubon Financial Holding Co. Ltd.	Insurance	1,855,100	4,534,606
Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	20,450	417,302
Giant Manufacturing Co. Ltd.	Leisure Products	75,225	491,583
Gigabyte Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	117,160	1,103,290
Global Unichip Corp.	Semiconductors & Semiconductor Equipment	21,170	1,047,358
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	55,940	929,416

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Hiwin Technologies Corp.	Machinery	69,289	454,928
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	2,859,100	18,860,022
Hotai Motor Co. Ltd.	Specialty Retail	77,975	1,495,013
[a] HTC Corp.	Technology Hardware, Storage & Peripherals	177,300	252,220
Hua Nan Financial Holdings Co. Ltd., Class C	Banks	2,434,000	1,980,722
Innolux Corp.	Electronic Equipment, Instruments & Components	2,026,000	896,170
Inventec Corp.	Technology Hardware, Storage & Peripherals	615,000	1,057,812
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	24,401	2,064,662
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	500,200	1,634,363
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	355,020	15,320,747
Mega Financial Holding Co. Ltd.	Banks	2,740,297	3,412,543
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	163,900	899,286
momo.com, Inc.	Broadline Retail	17,247	228,337
[a] Nan Ya Plastics Corp.	Chemicals	1,243,810	1,890,166
[a] Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	49,940	286,326
[a] Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	277,590	596,397
Nien Made Enterprise Co. Ltd.	Household Durables	32,700	393,108
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	137,630	2,570,898
[a] Oneness Biotech Co. Ltd.	Pharmaceuticals	84,484	427,088
Pegatron Corp.	Technology Hardware, Storage & Peripherals	489,795	1,577,719
[a] PharmaEssentia Corp.	Biotechnology	52,650	908,836
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	533,000	575,035
[a] Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	709,000	585,707
Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	162,300	940,536
President Chain Store Corp.	Consumer Staples Distribution & Retail	134,920	1,137,451
Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	635,740	6,114,109
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	113,496	1,910,171
Ruentex Development Co. Ltd.	Real Estate Management & Development	369,710	496,875
Shanghai Commercial & Savings Bank Ltd.	Banks	894,000	1,269,013
[a] Shin Kong Financial Holding Co. Ltd.	Insurance	3,212,000	974,248
Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	121,750	816,258
SinoPac Financial Holdings Co. Ltd.	Banks	2,759,700	2,160,701
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	324,300	730,741
Taishin Financial Holding Co. Ltd.	Banks	2,838,000	1,649,008
Taiwan Business Bank	Banks	1,301,328	730,058
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	2,539,150	2,034,983
Taiwan Fertilizer Co. Ltd.	Chemicals	176,946	350,712
[a] Taiwan Glass Industry Corp.	Building Products	308,000	183,709
Taiwan High Speed Rail Corp.	Transportation Infrastructure	499,000	467,599
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	355,810	1,173,548
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	65,200	264,285
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	1,641,360	48,874,243
[a] Tatung Co. Ltd.	Electrical Equipment	525,000	922,430
TCC Group Holdings	Construction Materials	1,591,618	1,677,892
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	280,000	461,754
Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	67,200	238,213
U-Ming Marine Transport Corp.	Marine Transportation	97,883	168,361
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	311,190	1,726,622
Uni-President Enterprises Corp.	Food Products	1,148,700	2,878,699
[a] United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,816,080	4,835,031
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	216,310	863,466
Voltronic Power Technology Corp.	Electrical Equipment	15,950	946,434
Walsin Lihwa Corp.	Electrical Equipment	648,385	709,513
Walsin Technology Corp.	Electronic Equipment, Instruments & Components	76,850	279,528
Wan Hai Lines Ltd.	Marine Transportation	221,130	603,921
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	96,500	519,065
Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	740,291	586,455
Wistron Corp.	Technology Hardware, Storage & Peripherals	674,810	2,204,888
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	20,770	1,693,407
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	355,000	982,661
Yageo Corp.	Electronic Equipment, Instruments & Components	93,339	2,100,318
Yang Ming Marine Transport Corp.	Marine Transportation	418,456	962,249
Yuanta Financial Holding Co. Ltd.	Financial Services	2,912,890	2,877,738
Yulon Motor Co. Ltd.	Automobiles	139,056	286,329
Yulon Nissan Motor Co. Ltd.	Automobiles	4,980	20,954

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	151,260	603,800

			234,590,665

United States 0.2%
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	16,654	430,191

Total Common Stocks (Cost $170,160,479)			237,140,435

Total Investments before Short-Term Investments (Cost $170,160,479)			237,140,435

Short-Term Investments 0.1%
Money Market Funds 0.1%
United States 0.1%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	304,010	304,010

Total Short-Term Investments (Cost $304,010)			304,010

Total Investments (Cost $170,464,489) 99.4%			237,444,445
Other Assets, less Liabilities 0.6%			1,527,406

Net Assets 100.0%			$238,971,851

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
FTSE Taiwan Index Futures	Long	26	$2,005,900	7/30/24	$5,681

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 99.5%
Australia 5.2%
Glencore PLC	Metals & Mining	3,118,428	$17,782,376
Rio Tinto PLC	Metals & Mining	274,050	18,017,640

			35,800,016

Austria 0.3%
Mondi PLC	Paper & Forest Products	113,796	2,184,354

Bermuda 0.2%
Hiscox Ltd.	Insurance	84,564	1,229,319

Chile 0.3%
Antofagasta PLC	Metals & Mining	88,740	2,366,918

Ireland 5.4%
CRH PLC	Construction Materials	175,914	13,111,100
DCC PLC	Industrial Conglomerates	25,056	1,754,699
Experian PLC	Professional Services	235,422	10,969,419
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	45,414	8,304,040
Smurfit Kappa Group PLC	Containers & Packaging	66,294	2,958,218

			37,097,476

Isle Of Man 0.2%
Entain PLC	Hotels, Restaurants & Leisure	156,600	1,247,135

Mexico 0.0%†
Fresnillo PLC	Metals & Mining	46,458	330,049

Netherlands 8.6%
Shell PLC	Oil, Gas & Consumable Fuels	1,640,124	58,756,751

Nigeria 0.1%
[b] Airtel Africa PLC	Wireless Telecommunication Services	309,024	469,155

Russia 0.0%
[a,c] Evraz PLC	Metals & Mining	128,818	—

Switzerland 0.3%
Coca-Cola HBC AG	Beverages	52,722	1,798,105

United Kingdom 78.9%
3i Group PLC	Capital Markets	238,032	9,225,475
abrdn PLC	Capital Markets	465,624	872,298
Admiral Group PLC	Insurance	74,646	2,467,513
Anglo American PLC	Metals & Mining	319,464	10,103,933
Ashtead Group PLC	Trading Companies & Distributors	112,230	7,493,567
Associated British Foods PLC	Food Products	81,954	2,563,015
AstraZeneca PLC	Pharmaceuticals	384,192	60,007,766
[b] Auto Trader Group PLC	Interactive Media & Services	228,636	2,315,617
Aviva PLC	Insurance	693,216	4,176,417
B&M European Value Retail SA	Broadline Retail	239,076	1,321,288
BAE Systems PLC	Aerospace & Defense	778,824	12,995,545
Barclays PLC	Banks	3,848,184	10,161,914
Barratt Developments PLC	Household Durables	249,516	1,489,380
Beazley PLC	Insurance	171,216	1,532,353
Berkeley Group Holdings PLC	Household Durables	26,100	1,513,719
BP PLC	Oil, Gas & Consumable Fuels	4,334,166	26,035,338
British American Tobacco PLC	Tobacco	512,604	15,745,973
British Land Co. PLC	Diversified REITs	238,032	1,238,488
BT Group PLC	Diversified Telecommunication Services	1,620,288	2,874,656
Bunzl PLC	Trading Companies & Distributors	86,652	3,297,056
Burberry Group PLC	Textiles, Apparel & Luxury Goods	91,350	1,013,644
Centrica PLC	Multi-Utilities	1,367,118	2,331,306
Compass Group PLC	Hotels, Restaurants & Leisure	436,914	11,929,739
[b] ConvaTec Group PLC	Health Care Equipment & Supplies	424,386	1,259,622

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Croda International PLC	Chemicals	36,018	1,797,538
Diageo PLC	Beverages	570,546	17,954,943
DS Smith PLC	Containers & Packaging	354,438	1,886,269
Endeavour Mining PLC	Metals & Mining	51,156	1,090,273
Ferguson PLC	Trading Companies & Distributors	51,678	9,952,436
GSK PLC	Pharmaceuticals	1,026,252	19,841,968
Haleon PLC	Personal Care Products	1,773,234	7,231,221
Halma PLC	Electronic Equipment, Instruments & Components	97,092	3,321,181
Hargreaves Lansdown PLC	Capital Markets	97,614	1,396,818
Hikma Pharmaceuticals PLC	Pharmaceuticals	41,760	998,236
Howden Joinery Group PLC	Trading Companies & Distributors	140,940	1,565,155
HSBC Holdings PLC	Banks	4,832,154	41,774,822
IMI PLC	Machinery	66,816	1,489,911
Imperial Brands PLC	Tobacco	221,328	5,662,759
Informa PLC	Media	350,262	3,789,191
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	41,760	4,395,195
Intermediate Capital Group PLC	Capital Markets	67,860	1,871,759
[a] International Consolidated Airlines Group SA	Passenger Airlines	537,138	1,101,671
Intertek Group PLC	Professional Services	41,238	2,499,061
J Sainsbury PLC	Consumer Staples Distribution & Retail	463,014	1,492,504
JD Sports Fashion PLC	Specialty Retail	643,626	972,261
Johnson Matthey PLC	Chemicals	46,980	930,600
Kingfisher PLC	Specialty Retail	480,762	1,512,035
Land Securities Group PLC	Diversified REITs	175,914	1,377,599
Legal & General Group PLC	Insurance	1,533,636	4,400,777
Lloyds Banking Group PLC	Banks	16,222,194	11,225,240
London Stock Exchange Group PLC	Capital Markets	127,368	15,134,547
M&G PLC	Financial Services	558,540	1,440,342
Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	523,044	1,894,280
Melrose Industries PLC	Aerospace & Defense	336,168	2,351,672
National Grid PLC	Multi-Utilities	1,232,442	13,750,284
NatWest Group PLC	Banks	1,612,458	6,355,442
Next PLC	Broadline Retail	30,798	3,517,872
[a,c] NMC Health PLC	Health Care Providers & Services	3,705	—
[a] Ocado Group PLC	Consumer Staples Distribution & Retail	152,946	558,556
Pearson PLC	Diversified Consumer Services	174,870	2,190,194
Persimmon PLC	Household Durables	81,954	1,400,645
Phoenix Group Holdings PLC	Insurance	192,618	1,269,792
Prudential PLC	Insurance	705,744	6,409,066
Reckitt Benckiser Group PLC	Household Products	181,134	9,804,555
RELX PLC	Professional Services	479,718	22,067,306
Rentokil Initial PLC	Commercial Services & Supplies	647,280	3,773,660
Rightmove PLC	Interactive Media & Services	204,102	1,385,488
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	2,160,036	12,472,925
RS Group PLC	Trading Companies & Distributors	121,626	1,077,769
Sage Group PLC	Software	257,346	3,541,010
Schroders PLC	Capital Markets	216,108	993,836
Segro PLC	Industrial REITs	342,954	3,893,948
Severn Trent PLC	Water Utilities	67,860	2,041,607
Smith & Nephew PLC	Health Care Equipment & Supplies	224,982	2,788,823
Smiths Group PLC	Industrial Conglomerates	89,262	1,923,855
Spirax Group PLC	Machinery	18,792	2,014,420
SSE PLC	Electric Utilities	280,314	6,341,000
St. James’s Place PLC	Capital Markets	141,462	977,262
Standard Chartered PLC	Banks	546,534	4,946,653
Taylor Wimpey PLC	Household Durables	907,758	1,631,166
Tesco PLC	Consumer Staples Distribution & Retail	1,806,642	6,988,352
Unilever PLC	Personal Care Products	632,142	34,720,476
UNITE Group PLC	Residential REITs	92,916	1,047,699
United Utilities Group PLC	Water Utilities	174,870	2,172,067
Vodafone Group PLC	Wireless Telecommunication Services	5,612,544	4,949,342
Weir Group PLC	Machinery	66,816	1,675,727
Whitbread PLC	Hotels, Restaurants & Leisure	46,980	1,766,775
[a] Wise PLC, Class A	Financial Services	193,140	1,663,870

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

WPP PLC	Media	275,094	2,519,073

			540,948,401

Total Common Stocks (Cost $655,804,949)			682,227,679

Total Investments before Short-Term Investments (Cost $655,804,949)			682,227,679

Short-Term Investments 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[d,e] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	15,268	15,268

Total Short-Term Investments (Cost $15,268)			15,268

Total Investments (Cost $655,820,217) 99.5%			682,242,947
Other Assets, less Liabilities 0.5%			3,303,453

Net Assets 100.0%			$685,546,400

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $4,044,394, representing 0.6% of net assets.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
FTSE 100 Index	Long	28	$2,906,620	9/20/24	$(923)

*As of period end.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Genomic Advancements ETF	Country	Shares	Value
Common Stocks 97.6%
Biotechnology 46.3%
[a] 4D Molecular Therapeutics, Inc.	United States	5,013	$105,223
[a] Alnylam Pharmaceuticals, Inc.	United States	646	156,978
[a] Avid Bioservices, Inc.	United States	7,643	54,571
[a] Bavarian Nordic AS	Denmark	995	24,681
[a] Beam Therapeutics, Inc.	United States	3,399	79,639
[a] BioNTech SE, ADR	Germany	1,561	125,442
[a] Bridgebio Pharma, Inc.	United States	3,397	86,046
[a] CRISPR Therapeutics AG167	Switzerland	1,305	70,483
[a] Dynavax Technologies Corp.	United States	1,732	19,450
[a] Exact Sciences Corp.	United States	2,406	101,653
[a] Insmed, Inc.	United States	2,740	183,580
[a] Intellia Therapeutics, Inc.	United States	3,813	85,335
[a] Ionis Pharmaceuticals, Inc.	United States	5,135	244,734
[a] Krystal Biotech, Inc.	United States	2,320	426,045
[a] Moderna, Inc.	United States	2,047	243,081
[a] Natera, Inc.	United States	2,996	324,437
[a] Neurocrine Biosciences, Inc.	United States	683	94,029
[a] Neurogene, Inc.	United States	753	27,402
[a] Recursion Pharmaceuticals, Inc., Class A	United States	8,385	62,887
[a] Regeneron Pharmaceuticals, Inc.	United States	484	508,698
[a] Rocket Pharmaceuticals, Inc.	United States	8,201	176,568
[a] Sarepta Therapeutics, Inc.	United States	1,209	191,022
[a] Twist Bioscience Corp.	United States	2,595	127,882
[a] Ultragenyx Pharmaceutical, Inc.	United States	2,049	84,214
[a] United Therapeutics Corp.	United States	480	152,904
[a] Veracyte, Inc.	United States	687	14,887
[a] Vertex Pharmaceuticals, Inc.	United States	1,121	525,435
[a] Voyager Therapeutics, Inc.	United States	13,364	105,709

			4,403,015

Chemicals 2.1%
Corteva, Inc.	United States	3,710	200,117

Health Care Providers & Services 0.9%
Labcorp Holdings, Inc.	United States	436	88,730

Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	United States	242	28,307

Health Care Technology 0.4%
Simulations Plus, Inc.	United States	861	41,862

Life Sciences Tools & Services 36.6%
Agilent Technologies, Inc.	United States	1,461	189,389
[a] Avantor, Inc.	United States	1,945	41,234
[a] Azenta, Inc.	United States	1,900	99,978
[a] Bio-Rad Laboratories, Inc., Class A	United States	150	40,966
Bio-Techne Corp.	United States	1,252	89,706
Bruker Corp.	United States	3,576	228,185
[a] Charles River Laboratories International, Inc.	United States	953	196,871
Danaher Corp.	United States	1,869	466,970
[a] Evotec SE	Germany	911	8,763
[a] ICON PLC, ADR	Ireland	544	170,528
[a] IQVIA Holdings, Inc.	United States	466	98,531
Lonza Group AG	Switzerland	188	102,599
[a] Medpace Holdings, Inc.	United States	1,664	685,318
[a] Olink Holding AB, ADR	Sweden	480	12,230
[a,b] OmniAb, Inc., 12.5 Earnout	United States	240	—
[a,b] OmniAb, Inc., 15.0 Earnout	United States	240	—
[a] Qiagen NV	United States	4,189	172,126
[a] Repligen Corp.	United States	370	46,642

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Revvity, Inc.	United States	1,202	126,042
[a,c] Samsung Biologics Co. Ltd.	South Korea	489	258,266
Thermo Fisher Scientific, Inc.	United States	798	441,294

			3,475,638

Pharmaceuticals 8.7%
AstraZeneca PLC, ADR	United Kingdom	3,314	258,459
Bristol-Myers Squibb Co.	United States	565	23,464
Eli Lilly & Co.	United States	523	473,514
[a] Ligand Pharmaceuticals, Inc.	United States	805	67,829

			823,266

Software 2.3%
[a] Cadence Design Systems, Inc.	United States	726	223,427

Total Common Stocks (Cost $9,727,227)			9,284,362

Preferred Stock 2.0%
Life Sciences Tools & Services 2.0%
[d] Sartorius AG, %, 0.338%, pfd.	Germany	801	188,006

Total Preferred Stocks (Cost $512,402)			188,006

Total Investments (Cost $10,239,629) 99.6%			9,472,368
Other Assets, less Liabilities 0.4%			35,924

Net Assets 100.0%			$9,508,292

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $258,266, representing 2.7% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR	– American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin High Yield Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 92.9%
Advertising 1.0%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
[a] 7.375%, 2/15/31	United States	1,000,000	$1,041,934
[a] 4.625%, 3/15/30	United States	2,100,000	1,894,058

			2,935,992

Aerospace/Defense 1.0%
[a] Boeing Co., 6.528%, 5/01/34	United States	600,000	614,647
[a] Bombardier, Inc., 7.00%, 6/01/32	Canada	2,200,000	2,233,310

			2,847,957

Airlines 1.1%
[a] American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	1,466,667	1,454,986
[a] United Airlines, Inc., 4.375%, 4/15/26	United States	1,800,000	1,740,901

			3,195,887

Apparel 0.5%
[a] Hanesbrands, Inc., 9.00%, 2/15/31	United States	1,400,000	1,468,048

Automobiles & Components 4.1%
Adient Global Holdings Ltd.,
[a] 7.00%, 4/15/28	United States	600,000	614,647
[a] 8.25%, 4/15/31	United States	1,600,000	1,671,456
[a] Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	2,500,000	2,128,744
[a] Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32	United States	1,200,000	1,217,108
Goodyear Tire & Rubber Co.,
4.875%, 3/15/27	United States	1,000,000	967,324
5.00%, 7/15/29	United States	2,300,000	2,143,077
[a] Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29	United Kingdom	1,700,000	1,631,173
[a] ZF North America Capital, Inc., 6.875%, 4/23/32	Germany	1,900,000	1,965,512

			12,339,041

Capital Goods 1.4%
[a] ATS Corp., 4.125%, 12/15/28	Canada	1,400,000	1,278,227
[a] Cornerstone Building Brands, Inc., 6.125%, 1/15/29	United States	1,400,000	1,154,683
[a] Vertiv Group Corp., 4.125%, 11/15/28	United States	1,900,000	1,775,971

			4,208,881

Chemicals 0.7%
[a] Rain Carbon, Inc., 12.25%, 9/01/29	United States	1,900,000	2,047,313

Commercial & Professional Services 3.3%
[a] APX Group, Inc., 5.75%, 7/15/29	United States	1,200,000	1,152,168
Gartner, Inc.,
[a] 3.625%, 6/15/29	United States	1,100,000	1,008,354
[a] senior note, 4.50%, 7/01/28	United States	1,800,000	1,736,380
Grand Canyon University, 5.125%, 10/01/28	United States	1,900,000	1,718,189
[a] MPH Acquisition Holdings LLC, 5.75%, 11/01/28	United States	1,600,000	862,616
[a] Prime Security Services Borrower LLC/Prime Finance, Inc., first lien, 3.375%, 8/31/27	United States	2,300,000	2,130,043
[a] PROG Holdings, Inc., 6.00%, 11/15/29	United States	1,500,000	1,426,156

			10,033,906

Commercial Services 3.5%
[a] Allied Universal Holdco LLC, 7.875%, 2/15/31	United States	1,000,000	1,003,502
[a] Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	1,200,000	1,191,528
EquipmentShare.com, Inc.,
[a] 8.625%, 5/15/32	United States	700,000	726,720
[a] 9.00%, 5/15/28	United States	2,000,000	2,066,448

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] H&E Equipment Services, Inc., senior note, 3.875%, 12/15/28	United States	1,300,000	1,174,451
[a] Herc Holdings, Inc., 6.625%, 6/15/29	United States	1,500,000	1,522,122
United Rentals North America, Inc.,
5.50%, 5/15/27	United States	800,000	794,522
[a] 6.125%, 3/15/34	United States	2,200,000	2,194,726

			10,674,019

Construction Materials 2.2%
[a] EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/30	United States	2,800,000	2,825,346
[a] Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/01/32	United States	1,300,000	1,310,058
[a] Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	2,200,000	2,336,369

			6,471,773

Consumer Discretionary Distribution & Retail 0.9%
[a] Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30	United States	2,600,000	2,285,261
[a] FirstCash, Inc., 4.625%, 9/01/28	United States	300,000	282,258

			2,567,519

Consumer Durables & Apparel 0.4%
[a] Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/01/30	United States	1,400,000	1,252,902

Consumer Services 2.6%
[a,b,c] 24 Hour Fitness Worldwide, Inc., senior note, 8.00%, 6/01/22	United States	800,000	—
Carnival Corp.,
[a] 7.625%, 3/01/26	United States	600,000	606,354
[a] senior note, 5.75%, 3/01/27	United States	2,700,000	2,669,079
[a] NCL Corp. Ltd., 5.875%, 3/15/26	United States	1,800,000	1,780,800
[a] Royal Caribbean Cruises Ltd., 5.50%, 8/31/26	United States	300,000	296,860
[a] Station Casinos LLC, 4.50%, 2/15/28	United States	2,700,000	2,543,091

			7,896,184

Distribution/Wholesale 0.4%
[a] Gates Corp., 6.875%, 7/01/29	United States	800,000	814,952
[a] Ritchie Bros Holdings, Inc., 6.75%, 3/15/28	Canada	400,000	407,717

			1,222,669

Diversified Financial Services 5.2%
Encore Capital Group, Inc.,
[a] 9.25%, 4/01/29	United States	700,000	730,325
[a] 8.50%, 5/15/30	United States	1,100,000	1,121,170
[a] Freedom Mortgage Holdings LLC, 9.25%, 2/01/29	United States	500,000	500,110
GGAM Finance Ltd.,
[a] 8.00%, 2/15/27	Ireland	800,000	826,870
[a] 8.00%, 6/15/28	Ireland	1,600,000	1,686,282
[a] Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29	United States	500,000	469,446
[a] Jefferson Capital Holdings LLC, 9.50%, 2/15/29	United States	1,900,000	1,960,439
Macquarie Airfinance Holdings Ltd.,
[a] 6.40%, 3/26/29	United Kingdom	600,000	610,579
[a] 6.50%, 3/26/31	United Kingdom	600,000	617,405
[a] Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31	United States	2,000,000	1,881,552
OneMain Finance Corp., 9.00%, 1/15/29	United States	2,200,000	2,323,127
PRA Group, Inc.,
[a] 8.375%, 2/01/28	United States	300,000	299,204
[a] 8.875%, 1/31/30	United States	700,000	699,406
[a] StoneX Group, Inc., 7.875%, 3/01/31	United States	2,000,000	2,064,384

			15,790,299

Electric 1.1%
[a] Talen Energy Supply LLC, 8.625%, 6/01/30	United States	1,400,000	1,493,840
[a] Vistra Operations Co. LLC, 7.75%, 10/15/31	United States	1,800,000	1,875,917

			3,369,757

Energy 6.4%
[a] Antero Resources Corp., 7.625%, 2/01/29	United States	801,000	825,348
[a] Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28	Spain	1,600,000	1,567,114

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, 1/15/27	United States	500,000	471,912
[a] Chesapeake Energy Corp., 6.75%, 4/15/29	United States	1,500,000	1,504,173
[a] CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/01/29	United States	1,100,000	1,091,821
[a] DT Midstream, Inc., 4.125%, 6/15/29	United States	700,000	647,256
[a] Enerflex Ltd., 9.00%, 10/15/27	Canada	1,200,000	1,219,285
EnLink Midstream Partners LP, 4.15%, 6/01/25	United States	2,300,000	2,262,035
[a] EQM Midstream Partners LP, 7.50%, 6/01/27	United States	1,600,000	1,635,130
[a] Harbour Energy PLC, 5.50%, 10/15/26	United Kingdom	2,600,000	2,551,037
[a] Kinetik Holdings LP, 5.875%, 6/15/30	United States	1,500,000	1,479,053
[a] Nabors Industries Ltd., senior note, 7.25%, 1/15/26	United States	500,000	507,639
[a] Nabors Industries, Inc., 7.375%, 5/15/27	United States	700,000	712,580
[a] SunCoke Energy, Inc., 4.875%, 6/30/29	United States	600,000	544,241
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	United States	700,000	699,526
Venture Global Calcasieu Pass LLC,
[a] 4.125%, 8/15/31	United States	800,000	718,416
[a] 3.875%, 8/15/29	United States	1,000,000	911,380

			19,347,946

Entertainment 3.7%
[a] Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29	Czech Republic	2,300,000	2,377,890
[a] Banijay Entertainment SASU, 8.125%, 5/01/29	France	2,000,000	2,047,372
Caesars Entertainment, Inc.,
[a] 4.625%, 10/15/29	United States	600,000	550,494
[a] 7.00%, 2/15/30	United States	700,000	715,614
[a] 6.50%, 2/15/32	United States	1,200,000	1,206,671
[a] Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.625%, 5/01/32	United States	2,100,000	2,135,419
[a] Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/31	United States	2,000,000	2,075,208

			11,108,668

Environmental Control 0.6%
[a] Wrangler Holdco Corp., 6.625%, 4/01/32	Canada	1,900,000	1,893,119

Financial Services 5.2%
[a] Apollo Commercial Real Estate Finance, Inc., 4.625%, 6/15/29	United States	2,300,000	1,930,704
[a] Global Net Lease, Inc./Global Net Lease Operating Partnership LP, senior note, 3.75%, 12/15/27	United States	1,400,000	1,227,346
Iron Mountain, Inc.,
[a] 7.00%, 2/15/29	United States	1,400,000	1,426,041
[a] 5.625%, 7/15/32	United States	1,800,000	1,710,800
[a] Jefferson Capital Holdings LLC, 6.00%, 8/15/26	United States	700,000	690,985
[a] Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29	United States	1,600,000	1,479,250
[a] Necessity Retail REIT, Inc./American Finance Operating Partner LP,4.50%, 9/30/28	United States	1,200,000	1,057,018
[a] PRA Group, Inc., 5.00%, 10/01/29	United States	1,500,000	1,286,029
RHP Hotel Properties LP/RHP Finance Corp.,
[a] 7.25%, 7/15/28	United States	1,300,000	1,345,306
[a] 6.50%, 4/01/32	United States	1,600,000	1,601,428
[a] VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/29	United States	2,100,000	1,943,344

			15,698,251

Food 2.3%
[a] Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29	United States	1,700,000	1,530,581
[a] Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/01/29	United States	1,800,000	1,856,081
Pilgrim’s Pride Corp., 6.875%, 5/15/34	United States	1,400,000	1,491,727
[a] Post Holdings, Inc., 6.25%, 2/15/32	United States	1,000,000	1,002,549
[a] U.S. Foods, Inc., 7.25%, 1/15/32	United States	900,000	935,138

			6,816,076

Food, Beverage & Tobacco 0.6%
[a] Primo Water Holdings, Inc., 4.375%, 4/30/29	Canada	2,000,000	1,844,130

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Hand/Machine Tools 0.5%
Regal Rexnord Corp.,
6.30%, 2/15/30	United States	600,000	613,675
6.40%, 4/15/33	United States	1,000,000	1,023,787

			1,637,462

Health Care Equipment & Services 1.5%
CHS/Community Health Systems, Inc.,
[a] 6.875%, 4/15/29	United States	900,000	689,317
[a] senior secured note, 6.00%, 1/15/29	United States	1,100,000	971,737
[a] DaVita, Inc., 4.625%, 6/01/30	United States	3,200,000	2,894,302

			4,555,356

Healthcare-Products 0.8%
[a] Neogen Food Safety Corp., 8.625%, 7/20/30	United States	2,200,000	2,378,798

Healthcare-Services 2.2%
[a] CHS/Community Health Systems, Inc., 10.875%, 1/15/32	United States	1,400,000	1,458,851
[a] Concentra Escrow Issuer Corp., 6.875%, 7/15/32	United States	500,000	507,205
[a] Fortrea Holdings, Inc., 7.50%, 7/01/30	United States	1,600,000	1,591,739
Tenet Healthcare Corp.,
6.75%, 5/15/31	United States	500,000	507,919
6.125%, 10/01/28	United States	1,000,000	995,755
6.125%, 6/15/30	United States	1,500,000	1,491,746

			6,553,215

Home Builders 1.1%
[a] Dream Finders Homes, Inc., 8.25%, 8/15/28	United States	1,700,000	1,742,519
[a] LGI Homes, Inc., 8.75%, 12/15/28	United States	1,400,000	1,459,121

			3,201,640

Household & Personal Products 1.0%
[a] VM Consolidated, Inc., 5.50%, 4/15/29	United States	3,200,000	3,054,996

Household Products 0.5%
[a] Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30	United States	1,600,000	1,624,941

Insurance 2.4%
Acrisure LLC/Acrisure Finance, Inc.,
[a] 7.50%, 11/06/30	United States	1,200,000	1,201,755
[a] 8.50%, 6/15/29	United States	1,300,000	1,314,527
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
[a] 6.75%, 4/15/28	United States	800,000	802,030
[a] 7.00%, 1/15/31	United States	1,600,000	1,617,671
[a] HUB International Ltd., 7.25%, 6/15/30	United States	1,000,000	1,025,856
[a] Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30	Canada	1,100,000	1,182,315

			7,144,154

Internet 0.4%
[a] Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 6/15/27	United States	1,300,000	1,287,720

Iron/Steel 0.3%
ATI, Inc., 7.25%, 8/15/30	United States	1,000,000	1,033,672

IT Services 0.8%
[a] Fortress Intermediate 3, Inc., 7.50%, 6/01/31	United States	2,300,000	2,359,340

Leisure Time 1.6%
[a] Carnival Holdings Bermuda Ltd., 10.375%, 5/01/28	United States	600,000	649,964
[a] NCL Corp. Ltd., 7.75%, 2/15/29	United States	1,300,000	1,352,489
Viking Cruises Ltd.,
[a] 9.125%, 7/15/31	United States	500,000	541,937
[a] 5.875%, 9/15/27	United States	600,000	594,168
[a] 7.00%, 2/15/29	United States	1,700,000	1,710,341

			4,848,899

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Lodging 0.2%
[a] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27	United States	700,000	683,253

Machinery-Diversified 0.4%
[a] Esab Corp., 6.25%, 4/15/29	United States	1,200,000	1,208,696

Materials 4.6%
[a] Advanced Drainage Systems, Inc., 6.375%, 6/15/30	United States	700,000	703,192
[a] Arcosa, Inc., 4.375%, 4/15/29	United States	2,300,000	2,137,998
[a] Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	200,000	124,782
[a] Consolidated Energy Finance SA, 5.625%, 10/15/28	Luxembourg	400,000	340,441
[a] Constellium SE, 3.75%, 4/15/29	France	2,000,000	1,816,064
[a] Eco Material Technologies, Inc., 7.875%, 1/31/27	United States	1,300,000	1,304,434
[a] Glatfelter Corp., 4.75%, 11/15/29	United States	900,000	744,970
[a] GPD Cos., Inc., senior secured note, 10.125%, 4/01/26	United States	1,250,000	1,196,224
[a] Novelis Corp., 4.75%, 1/30/30	United States	2,000,000	1,857,350
[a] OI European Group BV, 4.75%, 2/15/30	United States	1,200,000	1,098,565
[a] Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27	United States	1,500,000	1,406,353
[a] Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/01/25	United States	22,000	21,586
[a] Trivium Packaging Finance BV, senior note, 5.50%, 8/15/26	Netherlands	1,000,000	980,862

			13,732,821

Media 0.5%
[a] CSC Holdings LLC, 3.375%, 2/15/31	United States	2,500,000	1,562,700

Media & Entertainment 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
[a] 5.375%, 6/01/29	United States	1,400,000	1,274,965
[a] 4.50%, 8/15/30	United States	1,900,000	1,609,939
Clear Channel Outdoor Holdings, Inc.,
[a] 7.875%, 4/01/30	United States	700,000	705,146
[a] 7.50%, 6/01/29	United States	2,100,000	1,756,913
Diamond Sports Group LLC/Diamond Sports Finance Co.,
[a,b] senior note, 6.625%, 8/15/27	United States	900,000	18,562
[a,b] 5.375%, 8/15/26	United States	900,000	18,563
[a] Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27	United States	2,100,000	1,976,985
[a] Sirius XM Radio, Inc., 4.00%, 7/15/28	United States	1,600,000	1,446,797
[a] Virgin Media Secured Finance PLC, 4.50%, 8/15/30	United Kingdom	600,000	509,302

			9,317,172

Miscellaneous Manufacturing 0.9%
[a] Calderys Financing LLC, 11.25%, 6/01/28	France	1,500,000	1,588,581
Hillenbrand, Inc., 6.25%, 2/15/29	United States	1,100,000	1,106,647

			2,695,228

Office/Business Equipment 0.6%
[a] Zebra Technologies Corp., 6.50%, 6/01/32	United States	1,800,000	1,821,608

Oil & Gas 4.7%
[a] Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.25%, 7/15/29	United States	1,400,000	1,428,000
[a] CITGO Petroleum Corp., 8.375%, 1/15/29	United States	1,200,000	1,237,899
Civitas Resources, Inc.,
[a] 8.75%, 7/01/31	United States	1,200,000	1,286,640
[a] 8.375%, 7/01/28	United States	1,500,000	1,573,618
[a] Matador Resources Co., 6.50%, 4/15/32	United States	1,400,000	1,401,147
[a] Nabors Industries, Inc., 9.125%, 1/31/30	United States	1,100,000	1,140,463
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	United States	100,000	97,588
[a] 7.875%, 9/15/30	United States	700,000	717,186
[a] Sunoco LP, 7.25%, 5/01/32	United States	1,000,000	1,035,099
[a] Transocean Titan Financing Ltd., 8.375%, 2/01/28	United States	100,000	103,309
[a] Transocean, Inc., 8.75%, 2/15/30	United States	810,000	851,057
[a] Viper Energy, Inc., 7.375%, 11/01/31	United States	1,100,000	1,140,318

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Vital Energy, Inc.,
[a] 7.875%, 4/15/32	United States	800,000	813,856
9.75%, 10/15/30	United States	1,300,000	1,420,626

			14,246,806

Oil & Gas Services 0.6%
[a] Kodiak Gas Services LLC, 7.25%, 2/15/29	United States	1,300,000	1,333,632
Oceaneering International, Inc., 6.00%, 2/01/28	United States	500,000	494,771

			1,828,403

Packaging & Containers 1.0%
Mauser Packaging Solutions Holding Co.,
[a] 9.25%, 4/15/27	United States	500,000	500,936
[a] 7.875%, 4/15/27	United States	1,600,000	1,633,986
[a] Owens-Brockway Glass Container, Inc., senior note, 7.25%, 5/15/31	United States	300,000	299,854
[a] Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/28	United States	600,000	599,135

			3,033,911

Pharmaceuticals 2.0%
[a] 1375209 BC Ltd., 9.00%, 1/30/28	Canada	1,961,000	1,888,113
Bausch Health Cos., Inc.,
[a] 14.00%, 10/15/30	Canada	92,000	71,300
[a] 11.00%, 9/30/28	Canada	465,000	415,012
[a] Endo Finance Holdings, Inc., 8.50%, 4/15/31	United States	1,200,000	1,239,872
[a] Grifols SA, 4.75%, 10/15/28	Spain	1,300,000	1,123,115
[a,c] Par Pharmaceutical, Inc., 7.50%, 4/01/27	United States	400,000	—
Teva Pharmaceutical Finance Netherlands III BV,
7.875%, 9/15/29	Israel	600,000	645,190
8.125%, 9/15/31	Israel	600,000	667,865

			6,050,467

Pharmaceuticals, Biotechnology & Life Sciences 1.6%
[a] Bausch Health Cos., Inc., 4.875%, 6/01/28	United States	1,000,000	749,545
[a] Kedrion SpA, 6.50%, 9/01/29	Italy	3,100,000	2,845,606
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/09/27	Israel	1,300,000	1,254,381

			4,849,532

Pipelines 3.0%
[a] Hess Midstream Operations LP, 6.50%, 6/01/29	United States	1,000,000	1,014,387
[a] Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28	United States	2,400,000	2,597,784
[a] Northriver Midstream Finance LP, 6.75%, 7/15/32	Canada	2,100,000	2,104,988
Venture Global LNG, Inc.,
[a] 8.375%, 6/01/31	United States	800,000	830,381
[a] 8.125%, 6/01/28	United States	900,000	927,906
[a] 9.50%, 2/01/29	United States	1,400,000	1,534,010

			9,009,456

Real Estate Management & Development 0.3%
[a] Greystar Real Estate Partners LLC, 7.75%, 9/01/30	United States	900,000	948,490

Retail 2.2%
[a] 1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/29	Canada	1,800,000	1,807,847
[a] Bausch & Lomb Corp., 8.375%, 10/01/28	United States	1,400,000	1,435,000
[a] Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28	United States	810,000	866,121
[a] Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29	United States	500,000	455,720
[a] FirstCash, Inc., 6.875%, 3/01/32	United States	1,900,000	1,902,121

			6,466,809

Software & Services 0.2%
[a] Rocket Software, Inc., 6.50%, 2/15/29	United States	800,000	698,239

Technology Hardware & Equipment 0.6%
[a] McAfee Corp., 7.375%, 2/15/30	United States	1,800,000	1,664,168

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Telecommunication Services 0.8%
[a] Altice France Holding SA, senior note, 10.50%, 5/15/27	Luxembourg	600,000	240,168
[a] Altice France SA, first lien, 8.125%, 2/01/27	France	1,000,000	750,806
[a] CommScope Technologies LLC, 5.00%, 3/15/27	United States	1,800,000	747,839
[a] Iliad Holding SASU, 6.50%, 10/15/26	France	800,000	797,168

			2,535,981

Telecommunications 0.1%
[a] Viasat, Inc., 7.50%, 5/30/31	United States	500,000	332,769

Transportation 1.5%
[a] First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29	United States	2,100,000	1,894,082
[a] XPO, Inc., 7.125%, 2/01/32	United States	2,400,000	2,462,052

			4,356,134

Utilities 2.7%
Calpine Corp.,
[a] senior note, 5.125%, 3/15/28	United States	900,000	866,249
[a] first lien, 4.50%, 2/15/28	United States	1,400,000	1,331,284
[a] Leeward Renewable Energy Operations LLC, 4.25%, 7/01/29	United States	2,500,000	2,236,585
[a] TTM Technologies, Inc., 4.00%, 3/01/29	United States	2,400,000	2,205,060
[a] Vistra Operations Co. LLC, senior note, 5.50%, 9/01/26	United States	1,500,000	1,480,276

			8,119,454

Total Corporate Bonds & Notes (Cost $284,849,487)			279,872,627

		Shares

Common Stocks 0.2%
Pharmaceuticals 0.0%†
[d] Endo, Inc.	United States	1,424	40,050
[d] Endo, Inc.	United States	4,191	118,396

			158,446

Utilities 0.2%
[d] Talen Energy Corp.	United States	4,508	500,478

Total Common Stocks (Cost $242,156)			658,924

		Principal Amount*

[e] Senior Floating Rate Interests 2.8%
Materials 0.7%
Hexion Holdings Corp.,
2022 USD Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.977%, 3/15/29	United States	1,080,750	1,078,529
2022 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.44%, 12.881%, 3/15/30	United States	1,186,047	1,091,459

			2,169,988

Software & Services 1.0%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.594%, 2/15/29	United States	1,485,216	1,482,202
McAfee LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.579%, 3/01/29	United States	1,375,500	1,375,823

			2,858,025

Chemicals 0.5%
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.706%, 4/23/29	United States	1,670,250	1,633,505

Media & Entertainment 0.6%
Diamond Sports Group LLC, 2022 First Priority Term Loan, 1 mo. USD Term SOFR + 10.00%, 15.429%, 5/25/26	United States	88,404	83,365
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.081%, 1/27/29	United States	1,661,750	1,665,589

			1,748,954

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Media 0.0%†
Diamond Sports Group LLC, 2024 DIP PIK Term Loan, 1 mo. USD Term SOFR + 10.00%, 5.00%, 12/02/24	United States	101,144	143,371

Total Floating Rate Loans (Cost $8,582,221)			8,553,843

Total Investments before Short-Term Investments (Cost $293,673,864)			289,085,394

Short-Term Investments 3.0%
U.S. Government & Agency Securities 3.0%
[f] Federal Home Loan Bank Discount Notes, 07/01/24	United States	8,870,000	8,866,130

Total Short-Term Investments (Cost $8,870,000)			8,866,130

Total Investments (Cost $302,543,864) 98.9%			297,951,524
Other Assets, less Liabilities 1.1%			3,459,744

Net Assets 100.0%			$301,411,268

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $256,119,478, representing 85.0% of net assets.

bDefaulted securities.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

dNon-income producing.

eVariable rate security. The rate shown represents the yield at period end.

fThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

PIK	–	Payment-In-Kind

REIT	–	Real Estate Investment Trust

SOFR	–	Secured Overnight Financing Rate

SPA	–	Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Income Equity Focus ETF	Shares	Value
Common Stocks 85.3%
Communication Services 4.4%
Comcast Corp., Class A	35,388	$1,385,794
Verizon Communications, Inc.	80,517	3,320,521

		4,706,315

Consumer Discretionary 7.6%
General Motors Co.	21,756	1,010,784
Home Depot, Inc.	6,673	2,297,114
Lowe’s Cos., Inc.	5,828	1,284,841
McDonald’s Corp.	4,519	1,151,622
Ross Stores, Inc.	9,667	1,404,808
Starbucks Corp.	13,440	1,046,304

		8,195,473

Consumer Staples 6.0%
Coca-Cola Co.	17,934	1,141,499
PepsiCo, Inc.	12,478	2,057,997
Philip Morris International, Inc.	11,076	1,122,331
Procter & Gamble Co.	13,373	2,205,475

		6,527,302

Energy 8.0%
Chevron Corp.	20,420	3,194,096
Exxon Mobil Corp.	29,273	3,369,908
TotalEnergies SE, ADR	30,996	2,066,813

		8,630,817

Financials 11.2%
Bank of America Corp.	26,103	1,038,116
Charles Schwab Corp.	21,252	1,566,060
Citigroup, Inc.	34,356	2,180,232
Fifth Third Bancorp	14,469	527,974
JPMorgan Chase & Co.	7,075	1,430,989
Mastercard, Inc., Class A	2,811	1,240,101
MetLife, Inc.	17,998	1,263,280
Morgan Stanley	12,828	1,246,753
PNC Financial Services Group, Inc.	3,360	522,413
U.S. Bancorp	26,397	1,047,961

		12,063,879

Health Care 11.3%
Abbott Laboratories	11,123	1,155,791
AbbVie, Inc.	13,921	2,387,730
Becton Dickinson & Co.	5,012	1,171,354
Bristol-Myers Squibb Co.	23,141	961,046
CVS Health Corp.	15,812	933,857
Johnson & Johnson	21,841	3,192,280
Medtronic PLC	14,694	1,156,565
Pfizer, Inc.	42,820	1,198,104

		12,156,727

Industrials 11.2%
Honeywell International, Inc.	5,526	1,180,022
IDEX Corp.	5,296	1,065,555
Johnson Controls International PLC	29,757	1,977,948
Lockheed Martin Corp.	4,771	2,228,534
Northrop Grumman Corp.	2,394	1,043,664
RTX Corp.	19,740	1,981,699
Union Pacific Corp.	6,972	1,577,485
United Parcel Service, Inc., Class B	7,581	1,037,460

		12,092,367

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Information Technology 12.0%
Analog Devices, Inc.	7,149	1,631,831
[a] ANSYS, Inc.	5,844	1,878,846
Broadcom, Inc.	546	876,619
Cisco Systems, Inc.	48,303	2,294,876
International Business Machines Corp.	10,795	1,866,995
[a] Keysight Technologies, Inc.	10,957	1,498,370
Microchip Technology, Inc.	16,989	1,554,493
Texas Instruments, Inc.	7,000	1,361,710

		12,963,740

Materials 5.7%
Air Products & Chemicals, Inc.	7,209	1,860,283
Albemarle Corp.	5,628	537,587
Freeport-McMoRan, Inc.	13,659	663,827
Newmont Corp.	25,221	1,056,003
Rio Tinto PLC, ADR	31,269	2,061,565

		6,179,265

Real Estate 0.8%
First Industrial Realty Trust, Inc.	18,946	900,124

Utilities 7.1%
American Electric Power Co., Inc.	11,760	1,031,822
Duke Energy Corp.	8,452	847,144
NextEra Energy, Inc.	22,050	1,561,360
Sempra	13,776	1,047,803
Southern Co.	40,694	3,156,634

		7,644,763

Total Common Stocks (Cost $91,474,214)		92,060,772

Preferred Stocks 3.1%
Materials 1.6%
[a] Albemarle Corp., pfd.	37,000	1,726,420

Utilities 1.5%
[a] NextEra Energy, Inc., pfd.	33,000	1,633,170

Total Preferred Stocks (Cost $3,356,326)		3,359,590

Warrant 1.6%
Financials 1.6%
[a] Merrill Lynch BV	18,000	1,742,282

Total Warrants (Cost $1,742,400)		1,742,282

Equity-Linked Securities 9.4%
Other 9.4%
[b] BNP Paribas Issuance BV into Target Corp., 9.00%, 7/10/25	7,100	1,043,700
[b] Citigroup Global Markets Holdings, Inc. into Analog Devices, Inc., 9.00%, 7/8/25	8,100	1,851,236
[b] Royal Bank of Canada into Freeport-McMoRan Inc., 10.00%, 7/8/25	35,300	1,721,528
[b] Royal Bank of Canada into Texas Instruments Inc., 8.50%, 7/15/25	11,000	2,129,297
[b] Wells Fargo Bank NA into S&P 500 Index, 7.50%, 8/2/24	300	1,638,740
[b] Wells Fargo Bank NA into UnitedHealth Group, 7.00%, 7/14/25	3,550	1,761,115

		10,145,616

Total Equity-Linked Securities (Cost $10,094,252)		10,145,616

Total Investments before Short-Term Investments (Cost $106,667,192)		107,308,260

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

	Country	Principal Amount*

Short-Term Investments 11.5%
U.S. Government & Agency Securities 11.5%
[c] Federal Home Loan Bank Discount Notes, 7/01/24	United States	$12,380,000	12,374,599

Total Short-Term Investments (Cost $12,380,000)			12,374,599

Total Investments (Cost $119,047,192) 110.9%			119,682,859
Other Assets, less Liabilities (10.9)%			(11,775,963)

Net Assets 100.0%			$107,906,896

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $10,145,616, representing 9.4% of net assets.

cThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Income Focus ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 44.1%
Advertising 0.3%
[a] Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27	United States	820,000	$783,875

Aerospace & Defense 1.9%
Boeing Co.,
5.15%, 5/01/30	United States	2,360,000	2,266,976
[a] 6.528%, 5/01/34	United States	600,000	614,647
[a] Bombardier, Inc., 7.25%, 7/01/31	Canada	600,000	616,782
TransDigm, Inc., 5.50%, 11/15/27	United States	1,250,000	1,228,523

			4,726,928

Agriculture 0.8%
BAT Capital Corp.,
7.75%, 10/19/32	United Kingdom	850,000	956,610
6.421%, 8/02/33	United Kingdom	500,000	522,988
Philip Morris International, Inc., 5.375%, 2/15/33	United States	500,000	496,733

			1,976,331

Airlines 2.2%
[a] American Airlines, Inc., 8.50%, 5/15/29	United States	1,650,000	1,715,327
[a] Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28	United States	1,900,000	1,851,163
[a] Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27	United States	996,000	998,780
[a] United Airlines, Inc., 4.625%, 4/15/29	United States	1,065,000	992,713

			5,557,983

Apparel 0.2%
[a] Hanesbrands, Inc., 9.00%, 2/15/31	United States	350,000	367,012

Auto Manufacturers 2.1%
Ford Motor Co.,
3.25%, 2/12/32	United States	750,000	620,210
6.10%, 8/19/32	United States	1,300,000	1,299,029
Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	1,260,000	1,334,151
General Motors Financial Co., Inc.,
6.40%, 1/09/33	United States	1,115,000	1,157,920
5.80%, 1/07/29	United States	850,000	857,880

			5,269,190

Banks 1.1%
Bank of America Corp., 4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	1,500,000	1,415,154
U.S. Bancorp, 5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	300,000	304,314
Wells Fargo & Co., 5.389% to 4/24/33, FRN thereafter, 4/24/34	United States	1,101,000	1,088,850

			2,808,318

Banks 3.1%
Barclays PLC, 7.437% to 11/02/32, FRN thereafter, 11/02/33	United Kingdom	1,465,000	1,612,081
Citigroup, Inc.,
6.27% to 11/17/32, FRN thereafter, 11/17/33	United States	500,000	523,905
6.174% to 5/25/33, FRN thereafter, 5/25/34	United States	495,000	503,672
Fifth Third Bank NA, 5.852% to 10/27/24, FRN thereafter, 10/27/25	United States	500,000	499,606
Goldman Sachs Group, Inc., 6.561% to 10/24/33, FRN thereafter, 10/24/34	United States	825,000	887,280
JPMorgan Chase & Co., 5.04% to 1/23/27, FRN thereafter, 1/23/28	United States	980,000	974,885
KeyBank NA, 4.90%, 8/08/32	United States	615,000	548,349
Morgan Stanley, 6.342% to 10/18/32, FRN thereafter, 10/18/33	United States	1,148,000	1,219,197
PNC Financial Services Group, Inc., 5.068% to 1/24/33, FRN thereafter, 1/24/34	United States	510,000	493,121
Truist Financial Corp., 4.916% to 7/28/32, FRN thereafter, 7/28/33	United States	540,000	500,026

			7,762,122

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Building Products 0.1%
[a] AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28	United States	250,000	263,583

Chemicals 1.0%
Celanese U.S. Holdings LLC, 6.379%, 7/15/32	United States	725,000	745,482
[a] Rain Carbon, Inc., 12.25%, 9/01/29	United States	500,000	538,766
[a] SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	1,155,000	1,075,723

			2,359,971

Commercial Services & Supplies 0.7%
[a] Ashtead Capital, Inc., 4.25%, 11/01/29	United Kingdom	550,000	516,114
[a] MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	925,000	699,405
[a] United Rentals North America, Inc., 6.00%, 12/15/29	United States	485,000	487,575

			1,703,094

Construction Materials 0.5%
Carrier Global Corp., 2.722%, 2/15/30	United States	850,000	751,224
[a] EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/30	United States	500,000	504,526

			1,255,750

Electric 3.1%
American Electric Power Co., Inc., 5.625%, 3/01/33	United States	300,000	299,100
[a] Calpine Corp., senior note, 5.125%, 3/15/28	United States	900,000	866,249
Dominion Energy, Inc., Series C, 3.375%, 4/01/30	United States	300,000	271,074
NextEra Energy Capital Holdings, Inc., 5.25%, 3/15/34	United States	500,000	491,506
[a] NRG Energy, Inc., 3.625%, 2/15/31	United States	1,320,000	1,133,017
Pacific Gas & Electric Co., 3.15%, 1/01/26	United States	1,800,000	1,734,584
Southern Co., 5.70%, 10/15/32	United States	480,000	489,901
Vistra Operations Co. LLC,
[a] 3.70%, 1/30/27	United States	535,000	511,563
[a] 7.75%, 10/15/31	United States	500,000	521,088
[a] 6.875%, 4/15/32	United States	1,400,000	1,422,312

			7,740,394

Entertainment 0.5%
Caesars Entertainment, Inc.,
[a] 8.125%, 7/01/27	United States	475,000	484,981
[a] 4.625%, 10/15/29	United States	855,000	784,454

			1,269,435

Financial Services 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/28	Ireland	500,000	505,418
Capital One Financial Corp.,
3.75%, 7/28/26	United States	600,000	579,296
4.927% to 5/10/27, FRN thereafter, 5/10/28	United States	765,000	754,351
5.817% to 2/01/33, FRN thereafter, 2/01/34	United States	1,000,000	990,276
Charles Schwab Corp.,
5.853% to 5/19/33, FRN thereafter, 5/19/34	United States	490,000	499,832
6.196% to 11/17/28, FRN thereafter, 11/17/29	United States	500,000	520,186
[a] Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29	United Kingdom	500,000	508,816

			4,358,175

Food 0.7%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 4/01/33	United States	530,000	529,770
Pilgrim’s Pride Corp., 6.25%, 7/01/33	United States	500,000	509,952
[a] Post Holdings, Inc., 6.25%, 2/15/32	United States	700,000	701,784

			1,741,506

Hand/Machine Tools 0.2%
Regal Rexnord Corp., 6.40%, 4/15/33	United States	500,000	511,894

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Health Care Providers & Services 5.3%
Centene Corp., 2.50%, 3/01/31	United States	2,030,000	1,667,494
CHS/Community Health Systems, Inc.,
[a] 8.00%, 12/15/27	United States	1,450,000	1,439,068
[a] 6.875%, 4/01/28	United States	705,000	523,970
[a] 10.875%, 1/15/32	United States	2,625,000	2,735,346
[a] DaVita, Inc., 4.625%, 6/01/30	United States	1,520,000	1,374,794
[a] Fresenius Medical Care U.S. Finance III, Inc., 2.375%, 2/16/31	Germany	645,000	509,615
HCA, Inc., 5.625%, 9/01/28	United States	1,085,000	1,095,023
Tenet Healthcare Corp., 6.125%, 10/01/28	United States	3,375,000	3,360,671
UnitedHealth Group, Inc., 5.35%, 2/15/33	United States	500,000	506,867

			13,212,848

Healthcare-Products 0.8%
GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	475,000	490,390
[a] Medline Borrower LP, 3.875%, 4/01/29	United States	1,135,000	1,046,089
[a] Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/01/29	United States	450,000	455,656

			1,992,135

Insurance 0.4%
Brown & Brown, Inc., 2.375%, 3/15/31	United States	615,000	508,332
[a] Five Corners Funding Trust III, 5.791%, 2/15/33	United States	490,000	498,632

			1,006,964

Internet 0.6%
Expedia Group, Inc., 3.80%, 2/15/28	United States	525,000	499,861
Netflix, Inc., 5.875%, 11/15/28	United States	945,000	973,923

			1,473,784

Iron/Steel 0.4%
ArcelorMittal SA, 6.80%, 11/29/32	Luxembourg	485,000	511,272
[a] Cleveland-Cliffs, Inc., 6.75%, 4/15/30	United States	400,000	396,254

			907,526

IT Services 0.6%
Dell International LLC/EMC Corp., 5.75%, 2/01/33	United States	300,000	308,587
HP, Inc., 5.50%, 1/15/33	United States	750,000	755,367
[a] McAfee Corp., 7.375%, 2/15/30	United States	565,000	522,364

			1,586,318

Leisure Time 0.6%
[a] Carnival Corp., 7.625%, 3/01/26	United States	1,590,000	1,606,838

Lodging 0.7%
[a] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27	United States	775,000	756,458
[a] Wynn Macau Ltd., 5.50%, 1/15/26	Macau	980,000	960,120

			1,716,578

Media 0.9%
[a] CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/01/28	United States	1,350,000	1,263,231
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	United States	600,000	594,406
[a] Univision Communications, Inc., senior note, 6.625%, 6/01/27	United States	520,000	498,325

			2,355,962

Mining 0.9%
[a] Alcoa Nederland Holding BV, 4.125%, 3/31/29	United States	825,000	766,035
[a] FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32	Australia	770,000	761,930
Freeport-McMoRan, Inc., 5.40%, 11/14/34	United States	775,000	762,858

			2,290,823

Oil & Gas 1.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
[a] 8.125%, 1/15/27	United States	1,925,000	1,816,861
[a] 9.25%, 7/15/29	United States	300,000	306,000

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Matador Resources Co., 6.50%, 4/15/32	United States	450,000	450,369
Occidental Petroleum Corp., 6.625%, 9/01/30	United States	700,000	734,542

			3,307,772

Oil & Gas Services 0.4%
[a] Weatherford International Ltd., 8.625%, 4/30/30	United States	1,040,000	1,078,560

Packaging & Containers 1.7%
[a] Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29	United States	1,150,000	974,476
[a] Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note, 5.25%, 8/15/27	Luxembourg	2,235,000	1,394,443
Mauser Packaging Solutions Holding Co.,
[a] 9.25%, 4/15/27	United States	665,000	666,245
[a] 7.875%, 4/15/27	United States	1,065,000	1,087,622

			4,122,786

Pharmaceuticals 2.1%
[a] 1375209 BC Ltd., 9.00%, 1/30/28	Canada	1,625,000	1,564,601
AbbVie, Inc., 4.55%, 3/15/35	United States	520,000	493,455
[a] Bausch Health Cos., Inc., 5.50%, 11/01/25	United States	1,140,000	1,062,999
CVS Health Corp., 5.25%, 2/21/33	United States	1,000,000	976,919
[a] Endo Finance Holdings, Inc., 8.50%, 4/15/31	United States	500,000	516,614
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	Israel	600,000	614,748

			5,229,336

Pipelines 1.4%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	United States	800,000	739,526
Kinder Morgan, Inc.,
5.20%, 6/01/33	United States	515,000	499,998
5.40%, 2/01/34	United States	775,000	763,436
[a] Venture Global LNG, Inc., 8.125%, 6/01/28	United States	740,000	762,945
Williams Cos., Inc., 3.50%, 11/15/30	United States	825,000	748,176

			3,514,081

Real Estate Management & Development 1.0%
American Tower Corp., 5.55%, 7/15/33	United States	850,000	849,428
Crown Castle, Inc., 5.10%, 5/01/33	United States	300,000	289,525
Healthpeak OP LLC, 5.25%, 12/15/32	United States	500,000	491,155
VICI Properties LP, 5.125%, 5/15/32	United States	800,000	762,717

			2,392,825

Retail 1.2%
[a] Bausch & Lomb Corp., 8.375%, 10/01/28	United States	675,000	691,875
[a] Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29	United States	1,315,000	1,198,545
Lowe’s Cos., Inc., 5.00%, 4/15/33	United States	1,000,000	985,157

			2,875,577

Semiconductors 0.8%
[a] Broadcom, Inc., 3.469%, 4/15/34	United States	1,315,000	1,121,479
Micron Technology, Inc., 5.327%, 2/06/29	United States	350,000	351,779
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	China	500,000	506,856

			1,980,114

Software 1.2%
[a] Cloud Software Group, Inc., 6.50%, 3/31/29	United States	900,000	864,954
Fiserv, Inc., 5.60%, 3/02/33	United States	400,000	403,508
Oracle Corp.,
2.875%, 3/25/31	United States	650,000	561,499
6.25%, 11/09/32	United States	720,000	762,422
Workday, Inc., 3.80%, 4/01/32	United States	550,000	494,443

			3,086,826

Telecommunications 1.5%
[a] CommScope Technologies LLC, 6.00%, 6/15/25	United States	500,000	407,995
[a] CommScope, Inc., 6.00%, 3/01/26	United States	2,200,000	1,933,360

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Sprint LLC, 7.625%, 3/01/26	United States	470,000	483,367
T-Mobile USA, Inc., 5.05%, 7/15/33	United States	900,000	880,843

			3,705,565

Total Corporate Bonds & Notes (Cost $109,265,488)			109,898,779

U.S. Government & Agency Securities 11.8%
Federal Home Loan Mortgage Corp.,
5.00%, 5/01/53	United States	1,030,036	996,074
5.50%, 7/01/53	United States	501,663	495,128
5.50%, 11/01/53	United States	506,966	500,269
Federal National Mortgage Association,
5.00%, 5/01/53	United States	1,022,563	988,798
5.00%, 11/01/53	United States	1,537,913	1,487,130
U.S. Treasury Bonds, 3.625%, 5/15/53	United States	2,000,000	1,702,266
U.S. Treasury Notes,
4.00%, 2/15/34	United States	4,000,000	3,883,438
4.375%, 12/15/26	United States	2,000,000	1,988,789
4.625%, 4/30/29	United States	2,500,000	2,529,102
U.S. Treasury STRIPS Principal,
[b] zero cpn., 2/15/45	United States	14,000,000	5,384,889
[b] zero cpn., 5/15/53	United States	34,000,000	9,541,922

Total U.S. Government & Agency Securities (Cost $29,886,098)			29,497,805

		Shares
Common Stocks 27.0%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	United States	4,226	1,973,964
RTX Corp.	United States	12,271	1,231,886

			3,205,850

Air Freight & Logistics 0.4%
United Parcel Service, Inc. Class B	United States	6,765	925,790

Banks 4.2%
Bank of America Corp.	United States	65,735	2,614,281
Citigroup, Inc.	United States	25,306	1,605,919
JPMorgan Chase & Co.	United States	16,489	3,335,065
Truist Financial Corp.	United States	36,703	1,425,911
U.S. Bancorp	United States	41,028	1,628,812

			10,609,988

Beverages 1.3%
Coca-Cola Co.	United States	30,979	1,971,813
PepsiCo, Inc.	United States	7,115	1,173,477

			3,145,290

Biotechnology 0.8%
AbbVie, Inc.	United States	11,293	1,936,975

Building Products 0.6%
Johnson Controls International PLC	United States	23,596	1,568,426

Capital Markets 0.9%
Morgan Stanley	United States	23,366	2,270,941

Chemicals 0.5%
Air Products & Chemicals, Inc.	United States	5,050	1,303,152

Communications Equipment 1.0%
Cisco Systems, Inc.	United States	50,339	2,391,606

Consumer Staples Distribution & Retail 0.0%†
Target Corp.	United States	44	6,514

Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	United States	46,262	1,907,845

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Electric Utilities 2.8%
Duke Energy Corp.	United States	26,256	2,631,639
Edison International	United States	9,004	646,577
NextEra Energy, Inc.	United States	17,927	1,269,411
Southern Co.	United States	24,031	1,864,085
Xcel Energy, Inc.	United States	11,256	601,183

			7,012,895

Health Care Providers & Services 0.3%
CVS Health Corp.	United States	11,845	699,566

Hotels, Restaurants & Leisure 0.4%
Starbucks Corp.	United States	12,821	998,115

Household Products 1.1%
Procter & Gamble Co.	United States	16,129	2,659,995

Industrial Conglomerates 0.5%
Honeywell International, Inc.	United States	5,815	1,241,735

Media 0.5%
Comcast Corp. Class A	United States	32,560	1,275,050

Metals & Mining 0.7%
Rio Tinto PLCADR	Australia	26,984	1,779,055

Multi-Utilities 0.2%
Sempra	United States	8,310	632,059

Oil, Gas & Consumable Fuels 3.4%
Chevron Corp.	United States	27,887	4,362,085
Exxon Mobil Corp.	United States	20,421	2,350,865
TotalEnergies SEADR	France	28,470	1,898,380

			8,611,330

Pharmaceuticals 1.9%
Johnson & Johnson	United States	20,523	2,999,642
Merck & Co., Inc.	United States	57	7,056
Roche Holding AGADR	United States	50,116	1,737,522

			4,744,220

Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc.	United States	11,952	2,728,164
Intel Corp.	United States	41,885	1,297,178

			4,025,342

Specialty Retail 1.0%
Home Depot, Inc.	United States	7,392	2,544,622

Tobacco 0.8%
Philip Morris International, Inc.	United States	18,949	1,920,102

Total Common Stocks (Cost $64,457,282)			67,416,463

Preferred Stocks 1.1%
Chemicals 0.6%
Albemarle Corp., pfd.	United States	30,041	1,401,713

Electric Utilities 0.5%
NextEra Energy, Inc., pfd.	United States	25,260	1,250,117

Total Preferred Stocks (Cost $2,807,992)			2,651,830

Equity-Linked Securities 13.4%
Other 13.4%
[a] Barclays Bank PLC into IBM US, 8.50%, 6/9/25	United Kingdom	7,000	1,213,369
[a] BNP Paribas Issuance BV into Target Corp., 9.00%, 7/10/25	Netherlands	8,600	1,270,943
[a] JPMorgan Chase Bank NA into Alphabet Inc., Class A, 8.00%, 3/28/25	United States	12,000	1,876,143
[a] JPMorgan Chase Financial Co. LLC into S&P 500 Index, 7.00%, 8/20/24	United States	500	2,595,967
[a] Mizuho Markets Cayman LP into S&P 500 Index, 7.50%, 8/20/24	Japan	600	3,155,232
[a] National Bank of Canada into Broadcom Inc., 11.50%, 5/13/25	Canada	750	1,041,366

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Royal Bank of Canada into S&P 500 Index, 7.00%, 7/16/24	Canada	383	2,057,329
[a] Royal Bank of Canada into S&P 500 Index, 8.00%, 7/2/24	Canada	600	3,128,684
[a] Royal Bank of Canada into Texas Instruments Inc., 8.00%, 6/11/25	Canada	25,000	4,959,688
[a] UBS AG into Apple Inc., 7.00%, 4/2/25	Switzerland	6,000	1,138,419
[a] UBS AG into S&P 500 Index, 7.00%, 7/23/24	United Kingdom	460	2,409,480
[a] UBS AG into S&P 500 Index, 7.00%, 10/22/24	Switzerland	475	2,582,079
[a] Wells Fargo Bank NA into S&P 500 Index, 7.50%, 9/24/24	United States	500	2,617,878
[a] Wells Fargo Bank NA into S&P 500 Index, 7.50%, 8/2/24	United States	600	3,277,479

			33,324,056

Total Equity-Linked Securities (Cost $32,500,137)			33,324,056

Total Investments (Cost $238,916,997) 97.4%			242,788,933
Other Assets, less Liabilities 2.6%			6,391,575

Net Assets 100.0%			$249,180,508

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $86,298,979, representing 34.6% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

The Fund had the following option written contracts open at June 30, 2024.

Written Options

Description	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums (Received)	Value

Put Option Written
NVIDIA Corp. Sep24 90 Put	9/20/2024	90.00	100	$10,000	$16,482	$14,700

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt
FRN	–	Floating Rate Note

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Intelligent Machines ETF	Country	Shares	Value
Common Stocks 99.9%
Aerospace & Defense 2.9%
[a] Axon Enterprise, Inc.	United States	2,480	$729,715

Automobiles 2.7%
[a] Tesla, Inc.	United States	3,434	679,520

Construction & Engineering 3.2%
Quanta Services, Inc.	United States	2,161	549,089
Valmont Industries, Inc.	United States	932	255,787

			804,876

Electrical Equipment 1.7%
Eaton Corp. PLC	United States	1,013	317,626
Vertiv Holdings Co., Class A	United States	1,335	115,571

			433,197

Electronic Equipment, Instruments & Components 5.6%
Amphenol Corp., Class A	United States	6,216	418,772
Keyence Corp.	Japan	1,025	449,545
[a] Keysight Technologies, Inc.	United States	1,339	183,108
TE Connectivity Ltd.	United States	1,082	162,765
[a] Trimble, Inc.	United States	1,781	99,594
[a] Zebra Technologies Corp., Class A	United States	365	112,759

			1,426,543

Ground Transportation 1.0%
[a] Uber Technologies, Inc.	United States	3,592	261,066

Health Care Equipment & Supplies 7.9%
[a] Align Technology, Inc.	United States	469	113,231
[a] Dexcom, Inc.	United States	1,677	190,138
[a] IDEXX Laboratories, Inc.	United States	624	304,013
[a] Intuitive Surgical, Inc.	United States	2,856	1,270,492
[a] PROCEPT BioRobotics Corp.	United States	2,005	122,485

			2,000,359

Health Care Technology 0.6%
Pro Medicus Ltd.	Australia	1,448	138,539

Household Durables 0.3%
Panasonic Holdings Corp.	Japan	9,040	74,013

Industrial Conglomerates 0.9%
Honeywell International, Inc.	United States	441	94,171
Siemens AG	Germany	730	135,915

			230,086

Semiconductors & Semiconductor Equipment 45.8%
[a] Advanced Micro Devices, Inc.	United States	3,918	635,539
Analog Devices, Inc.	United States	1,992	454,694
Applied Materials, Inc.	United States	3,589	846,968
ASM International NV	Netherlands	1,112	848,314
ASML Holding NV	Netherlands	1,259	1,287,617
Broadcom, Inc.	United States	323	518,586
Entegris, Inc.	United States	3,154	427,052
[a] First Solar, Inc.	United States	538	121,297
Infineon Technologies AG	Germany	6,050	222,437
Intel Corp.	United States	2,636	81,637
KLA Corp.	United States	531	437,815
Lam Research Corp.	United States	424	451,496
Microchip Technology, Inc.	United States	1,219	111,539
Monolithic Power Systems, Inc.	United States	80	65,734
NVIDIA Corp.	United States	25,000	3,088,500

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

NXP Semiconductors NV	Netherlands	923	248,370
[a] SiTime Corp.	United States	408	50,747
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	5,673	986,024
Teradyne, Inc.	United States	3,608	535,030
Texas Instruments, Inc.	United States	891	173,326

			11,592,722

Software 22.7%
[a] Altair Engineering, Inc., Class A	United States	3,115	305,519
[a] ANSYS, Inc.	United States	1,227	394,481
[a] Autodesk, Inc.	United States	1,683	416,458
Bentley Systems, Inc., Class B	United States	2,146	105,927
[a] Cadence Design Systems, Inc.	United States	3,603	1,108,823
Constellation Software, Inc.	Canada	200	576,151
[a] Crowdstrike Holdings, Inc., Class A	United States	665	254,821
Dassault Systemes SE	France	6,639	251,172
[a] Descartes Systems Group, Inc.	Canada	6,611	640,398
[a,b] Lumine Group, Inc.	Canada	600	16,193
[a] PTC, Inc.	United States	1,826	331,729
Roper Technologies, Inc.	United States	400	225,464
[a] Synopsys, Inc.	United States	1,883	1,120,498

			5,747,634

Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	United States	4,904	1,032,881
[a] Pure Storage, Inc., Class A	United States	1,887	121,164

			1,154,045

Total Common Stocks (Cost $19,207,049)			25,272,315

Warrant 0.0%
Software 0.0%
[a,c] Constellation Software, Inc.	Canada	225	—

Total Investments (Cost $19,207,049) 99.9%			25,272,315
Other Assets, less Liabilities 0.1%			34,031

Net Assets 100.0%			$25,306,346

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of was $16,193, representing 0.1% of net assets.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

Abbreviations

Selected Portfolio

ADR	– American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin International Aggregate Bond ETF	Principal Amount*		Value
Foreign Government and Agency Securities 93.7%
Australia 3.0%
[a] Australia Government Bonds, Series 149, 2.25%, 5/21/28	8,000,000	AUD	$4,993,316
[a] New South Wales Treasury Corp., Series 27, 3.00%, 5/20/27	3,500,000	AUD	2,249,907
[a] Queensland Treasury Corp., 3.25%, 8/21/29	6,500,000	AUD	4,093,301
[a] Western Australian Treasury Corp., Series 26, 3.00%, 10/21/26	7,500,000	AUD	4,855,681

			16,192,205

Austria 3.5%
Republic of Austria Government Bonds,
[a] 1.20%, 10/20/25	13,000,000	EUR	13,570,454
[a] 1.50%, 2/20/47	7,000,000	EUR	5,397,568

			18,968,022

Belgium 3.9%
[a] Kingdom of Belgium Government Bonds, Series 75, 1.00%, 6/22/31	22,000,000	EUR	20,736,835

Canada 4.5%
Canada Government Bonds,
1.25%, 3/01/25	14,000,000	CAD	10,016,491
5.00%, 6/01/37	10,000,000	CAD	8,430,174
2.00%, 12/01/51	10,000,000	CAD	5,470,780

			23,917,445

China 18.9%
Agricultural Development Bank of China, Series 2008, 3.45%, 9/23/25	13,000,000	CNY	1,817,078
China Development Bank,
Series 2003, 3.23%, 1/10/25	24,000,000	CNY	3,315,005
Series 2004, 3.43%, 1/14/27	25,000,000	CNY	3,552,363
China Government Bonds, 2.47%, 9/02/24	40,000,000	CNY	5,489,600
1.99%, 4/09/25	40,000,000	CNY	5,496,625
1.59%, 4/25/25	80,000,000	CNY	10,961,810
2.22%, 9/25/25	40,000,000	CNY	5,520,435
2.33%, 12/15/25	40,000,000	CNY	5,535,741
3.03%, 3/11/26	50,000,000	CNY	7,011,368
2.85%, 6/04/27	50,000,000	CNY	7,050,154
2.67%, 5/25/33	80,000,000	CNY	11,335,564
2.52%, 8/25/33	80,000,000	CNY	11,189,155
2.35%, 2/25/34	80,000,000	CNY	11,047,261
Series 1722, 4.28%, 10/23/47	65,000,000	CNY	11,800,131

			101,122,290

Cyprus 0.9%
[a] Cyprus Government International Bonds, 1.50%, 4/16/27	4,500,000	EUR	4,623,361

Finland 0.5%
[a] Finland Government Bonds, 2.75%, 7/04/28	2,500,000	EUR	2,670,224

France 4.4%
French Republic Government Bonds OAT,
[a] 0.75%, 5/25/52	10,000,000	EUR	5,360,252
[a,b] zero cpn., 11/25/29	20,000,000	EUR	18,248,490

			23,608,742

Germany 5.1%
[a,b] Bundesobligation, zero cpn., Series G, 10/10/25	6,100,000	EUR	6,294,122
[a,b] Bundesrepublik Deutschland Bundesanleihe, zero cpn., 8/15/26	21,000,000	EUR	21,249,341

			27,543,463

Ireland 0.5%
[a] Ireland Government Bonds, 1.35%, 3/18/31	2,500,000	EUR	2,443,539

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Italy 4.4%
Italy Buoni Poliennali Del Tesoro,
[a] Series 10Y, 1.25%, 12/01/26	10,000,000	EUR	10,191,320
[a] 2.45%, 9/01/50	18,000,000	EUR	13,407,807

			23,599,127

Japan 15.4%
Development Bank of Japan, Inc., 2.30%, 3/19/26	1,200,000,000	JPY	7,696,505
Japan Government Five Year Bonds,
Series 142, 0.10%, 12/20/24	3,000,000,000	JPY	18,646,906
Series 161, 0.30%, 6/20/28	3,000,000,000	JPY	18,516,234
Japan Government Thirty Year Bonds, Series 65, 0.40%, 12/20/49	900,000,000	JPY	3,766,783
Japan Government Twenty Year Bonds,
1.50%, 3/20/33	4,000,000,000	JPY	26,066,979
Series 179, 0.50%, 12/20/41	1,500,000,000	JPY	7,636,453

			82,329,860

Mexico 1.2%
[c] Mexico Bonos, Series M, 8.00%, 11/07/47	150,000,000	MXN	6,700,765

Netherlands 4.0%
Netherlands Government Bonds,
[a] 0.50%, 7/15/26	12,000,000	EUR	12,269,417
[a] 0.50%, 1/15/40	12,000,000	EUR	9,019,367

			21,288,784

Poland 2.0%
Republic of Poland Government Bonds, Series 1029, 2.75%, 10/25/29	50,000,000	PLN	10,899,814

Portugal 0.9%
[a] Portugal Government International Bonds, 5.125%, 10/15/24	5,000,000	USD	4,994,922

Romania 0.9%
[a] Romania Government International Bonds, 2.00%, 1/28/32	5,500,000	EUR	4,609,539

Spain 4.0%
Spain Government Bonds,
[a] 1.25%, 10/31/30	20,000,000	EUR	19,171,834
[b] zero cpn., 1/31/25	2,000,000	EUR	2,100,238

			21,272,072

Supranational 4.3%
European Union,
[a] 2.75%, 2/04/33	17,000,000	EUR	17,800,024
[a] 0.30%, 11/04/50	10,000,000	EUR	5,186,100

			22,986,124

Sweden 3.3%
[a] Sweden Government Bonds, Series 1060, 0.75%, 5/12/28	200,000,000	SEK	17,868,496

United Kingdom 8.1%
U.K. Gilts,
[a] 4.75%, 12/07/30	11,000,000	GBP	14,482,503
[a] 0.875%, 7/31/33	12,000,000	GBP	11,452,474
[a] 3.75%, 1/29/38	15,000,000	GBP	17,723,306

			43,658,283

Total Foreign Government and Agency Securities (Cost $526,427,529)			502,033,912

Corporate Bonds & Notes 2.9%
France 0.3%
[a] Orange SA, 1.375%, 3/20/28	1,500,000	EUR	1,496,568

Germany 0.6%
[a] Deutsche Telekom AG, 0.875%, 3/25/26	500,000	EUR	513,501
Kreditanstalt fuer Wiederaufbau, 2.05%, 2/16/26	300,000,000	JPY	1,918,313
[a,b] Siemens Financieringsmaatschappij NV, zero cpn., 2/20/26	700,000	EUR	711,920

			3,143,734

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Supranational 0.7%
Asian Development Bank, Series 339-00-1, 2.35%, 6/21/27	240,000,000	JPY	1,582,370
[a] European Investment Bank, 1.90%, 1/26/26	330,000,000	JPY	2,106,994

			3,689,364

United Kingdom 0.3%
[a] RELX Finance BV, 0.50%, 3/10/28	1,500,000	EUR	1,449,168

United States 1.0%
Apple, Inc., 1.625%, 11/10/26	1,000,000	EUR	1,031,141
AT&T, Inc., 0.25%, 3/04/26	1,200,000	EUR	1,218,941
Procter & Gamble Co., 0.50%, 10/25/24	1,200,000	EUR	1,271,922
[a] Schlumberger Finance France SAS, 1.00%, 2/18/26	1,000,000	EUR	1,028,731
Stryker Corp., 0.25%, 12/03/24	1,000,000	EUR	1,054,731

			5,605,466

Total Corporate Bonds & Notes (Cost $18,897,590)			15,384,300

Total Investments before Short Term Investments ($545,325,119)			517,418,212

Short-Term Investments 1.2%
U.S. Government & Agency Securities 1.2%
[b] Federal Home Loan Bank Discount Notes, 7/01/24	6,370,000		6,367,221

Total Short-Term Investments (Cost $6,370,000)			6,367,221

Total Investments (Cost $551,695,119) 97.8%			523,785,433
Other Assets, less Liabilities 2.2%			11,910,079

Net Assets 100.0%			$535,695,512

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of was $282,270,382, representing 52.7% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

cPrincipal amount is stated in 100 Mexican Peso Units.

At June 30, 2024, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Australian Dollar	CITI	Sell	15,390,000	$10,138,255	8/14/24	$—	$(146,267)
Australian Dollar	BNPS	Sell	8,800,000	5,797,324	8/14/24	—	(83,365)
Canadian Dollar	CITI	Sell	11,320,000	8,256,244	8/14/24	—	(22,838)
Canadian Dollar	BNPS	Sell	7,850,000	5,724,299	8/14/24	—	(16,937)
Canadian Dollar	CITI	Sell	13,100,000	9,585,251	8/14/24	4,335	—
Chinese Yuan	CITI	Sell	35,000,000	4,824,762	8/14/24	13,809	—
Chinese Yuan	CITI	Sell	122,000,000	16,883,035	8/14/24	113,428	—
Chinese Yuan	CITI	Sell	81,000,000	11,284,638	8/14/24	150,718	—
Chinese Yuan	CITI	Sell	499,700,000	69,490,123	8/14/24	803,463	—
Euro	BNPS	Buy	6,000,000	6,532,110	8/14/24	—	(92,739)
Euro	BNPS	Sell	8,000,000	8,568,127	8/14/24	—	(17,700)
Euro	BNPS	Sell	64,800,000	69,966,659	8/14/24	421,458	—
Euro	CITI	Sell	126,000,000	136,027,849	8/14/24	801,068	—
Great British Pound	CITI	Sell	25,500,000	31,839,323	8/14/24	—	(392,953)
Great British Pound	BNPS	Sell	10,200,000	12,737,568	8/14/24	—	(155,342)
Japanese Yen	CITI	Sell	600,000,000	3,797,739	8/14/24	43,753	—
Japanese Yen	BNPS	Sell	2,000,000,000	13,140,613	8/14/24	627,327	—
Japanese Yen	BNPS	Sell	2,950,000,000	19,235,477	8/14/24	778,379	—
Japanese Yen	CITI	Sell	5,449,000,000	35,517,660	8/14/24	1,425,210	—
Japanese Yen	BNPS	Sell	3,300,000,000	22,141,263	8/14/24	1,494,340	—
Mexican Peso	CITI	Buy	190,000,000	11,085,081	8/14/24	—	(736,046)

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Forward Exchange Contracts (continued)

OTC Forward Exchange Contracts (continued)
Mexican Peso	BNPS	Sell	86,288,147	$5,014,513	8/14/24	$314,518	$—
Mexican Peso	CITI	Sell	215,100,000	12,501,980	8/14/24	785,783	—
Polish Zloty	CITI	Buy	36,000,000	9,111,608	8/14/24	—	(169,639)
Polish Zloty	BNPS	Sell	28,800,000	7,183,347	8/14/24	29,772	—
Polish Zloty	CITI	Sell	45,550,000	11,359,745	8/14/24	45,670	—
Swedish Krona	CITI	Sell	133,500,000	12,312,842	8/14/24	—	(306,437)
Swedish Krona	BNPS	Sell	45,800,000	4,225,876	8/14/24	—	(103,435)

Total Forward Exchange Contracts						$7,853,031	$(2,243,698)

Net unrealized appreciation (depreciation)							$5,609,333

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Selected Portfolio

BNPS	– BNP Paribas SA.

CITI	– CITIBANK

OAT	– Obligation Assumable by the Treasurer

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin International Core Dividend Tilt Index ETF	Industry	Shares	Value
Common Stocks 98.7%
Australia 10.8%
Ampol Ltd.	Oil, Gas & Consumable Fuels	37,536	$810,713
ANZ Group Holdings Ltd.	Banks	304,368	5,740,407
APA Group	Gas Utilities	193,936	1,034,866
ASX Ltd.	Capital Markets	29,104	1,166,227
Atlas Arteria Ltd.	Transportation Infrastructure	180,880	617,292
Aurizon Holdings Ltd.	Ground Transportation	290,768	708,791
BHP Group Ltd.	Metals & Mining	344,624	9,823,108
Cochlear Ltd.	Health Care Equipment & Supplies	544	120,674
Coles Group Ltd.	Consumer Staples Distribution & Retail	198,016	2,252,132
Commonwealth Bank of Australia	Banks	80,784	6,872,355
CSL Ltd.	Biotechnology	16,048	3,163,960
Dexus	Office REITs	170,000	735,704
Endeavour Group Ltd.	Consumer Staples Distribution & Retail	204,816	690,771
Fortescue Ltd.	Metals & Mining	257,856	3,686,998
Glencore PLC	Metals & Mining	805,392	4,592,629
Goodman Group	Industrial REITs	6,312	146,488
GPT Group	Diversified REITs	292,400	781,117
Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	222,768	754,292
Macquarie Group Ltd.	Capital Markets	21,216	2,900,275
Medibank Pvt Ltd.	Insurance	395,488	985,193
Mirvac Group	Diversified REITs	574,192	717,097
National Australia Bank Ltd.	Banks	160,208	3,876,426
Northern Star Resources Ltd.	Metals & Mining	19,312	167,668
Origin Energy Ltd.	Electric Utilities	109,072	791,083
Pilbara Minerals Ltd.	Metals & Mining	280,432	574,970
REA Group Ltd.	Interactive Media & Services	3,536	464,416
Rio Tinto Ltd.	Metals & Mining	28,288	2,248,165
Rio Tinto PLC	Metals & Mining	107,168	7,045,847
Santos Ltd.	Oil, Gas & Consumable Fuels	113,424	580,247
Scentre Group	Retail REITs	779,824	1,624,913
SEEK Ltd.	Interactive Media & Services	28,288	403,536
Sonic Healthcare Ltd.	Health Care Providers & Services	69,360	1,218,271
Stockland	Diversified REITs	368,288	1,025,658
Telstra Group Ltd.	Diversified Telecommunication Services	612,000	1,479,582
TPG Telecom Ltd.	Diversified Telecommunication Services	67,184	205,499
Transurban Group	Transportation Infrastructure	474,368	3,928,403
Treasury Wine Estates Ltd.	Beverages	22,576	187,563
Vicinity Ltd.	Retail REITs	582,624	719,845
Wesfarmers Ltd.	Broadline Retail	107,984	4,700,594
Westpac Banking Corp.	Banks	219,776	3,996,749
WiseTech Global Ltd.	Software	25,846	1,731,304
Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	289,952	5,462,710
Woolworths Group Ltd.	Consumer Staples Distribution & Retail	41,616	939,134

			91,673,672

Austria 0.7%
ANDRITZ AG	Machinery	9,576	593,719
[a] BAWAG Group AG	Banks	12,240	775,287
Erste Group Bank AG	Banks	33,456	1,586,291
Mondi PLC	Paper & Forest Products	61,744	1,185,198
OMV AG	Oil, Gas & Consumable Fuels	25,296	1,102,333
Raiffeisen Bank International AG	Banks	23,120	401,913
Strabag SE	Construction & Engineering	1,404	58,610
Strabag SE	Construction & Engineering	488	20,188
Verbund AG	Electric Utilities	3,404	268,693

			5,992,232

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Belgium 0.5%
Ageas SA	Insurance	26,112	1,194,423
KBC Group NV	Banks	35,360	2,497,419
Warehouses De Pauw CVA	Industrial REITs	14,416	390,894

			4,082,736

Denmark 3.5%
AP Moller - Maersk AS, Class A	Marine Transportation	171	290,480
AP Moller - Maersk AS, Class B	Marine Transportation	272	473,192
Coloplast AS, Class B	Health Care Equipment & Supplies	10,064	1,210,017
Danske Bank AS	Banks	104,176	3,106,625
Novo Nordisk AS, Class B	Pharmaceuticals	158,576	22,917,425
Novonesis (Novozymes) B, Class B	Chemicals	16,048	982,733
Tryg AS	Insurance	29,104	636,606

			29,617,078

Finland 1.6%
Elisa OYJ	Diversified Telecommunication Services	2,448	112,397
Fortum OYJ	Electric Utilities	67,728	990,820
Kesko OYJ, Class A	Consumer Staples Distribution & Retail	14,416	260,493
Kesko OYJ, Class B	Consumer Staples Distribution & Retail	41,344	726,248
Kone OYJ, Class B	Machinery	54,128	2,673,760
Metso OYJ	Machinery	54,400	576,269
Neste OYJ	Oil, Gas & Consumable Fuels	57,392	1,022,602
Nordea Bank Abp	Banks	469,472	5,590,113
Sampo OYJ, Class A	Insurance	12,512	537,731
UPM-Kymmene OYJ	Paper & Forest Products	7,888	275,768
Wartsila OYJ Abp	Machinery	27,200	524,729

			13,290,930

France 9.1%
Air Liquide SA	Chemicals	15,776	2,726,912
Airbus SE	Aerospace & Defense	816	112,169
[a] Amundi SA	Capital Markets	10,608	684,990
AXA SA	Insurance	152,320	4,990,523
BNP Paribas SA	Banks	114,784	7,323,369
Bouygues SA	Construction & Engineering	35,360	1,135,776
Bureau Veritas SA	Professional Services	16,592	459,855
Capgemini SE	IT Services	3,808	757,884
Carrefour SA	Consumer Staples Distribution & Retail	22,576	319,385
Cie Generale des Etablissements Michelin SCA	Automobile Components	9,520	368,433
Credit Agricole SA	Banks	204,000	2,785,437
Danone SA	Food Products	35,904	2,196,446
Dassault Systemes SE	Software	49,232	1,862,584
Engie SA	Multi-Utilities	315,520	4,509,346
EssilorLuxottica SA	Health Care Equipment & Supplies	8,160	1,759,591
Hermes International SCA	Textiles, Apparel & Luxury Goods	1,360	3,119,223
Kering SA	Textiles, Apparel & Luxury Goods	6,256	2,269,599
Legrand SA	Electrical Equipment	4,624	459,103
L’Oreal SA	Personal Care Products	6,256	2,749,332
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	13,328	10,193,270
Orange SA	Diversified Telecommunication Services	304,912	3,056,790
Pernod Ricard SA	Beverages	5,440	738,702
Sanofi SA	Pharmaceuticals	77,792	7,498,623
Sartorius Stedim Biotech	Life Sciences Tools & Services	612	100,551
Schneider Electric SE	Electrical Equipment	24,480	5,884,836
TotalEnergies SE	Oil, Gas & Consumable Fuels	90,304	6,032,506
Veolia Environnement SA	Multi-Utilities	22,304	667,409
Vinci SA	Construction & Engineering	26,112	2,753,218

			77,515,862

Germany 7.1%
adidas AG	Textiles, Apparel & Luxury Goods	1,974	471,787
Allianz SE	Insurance	31,552	8,775,219
BASF SE	Chemicals	133,008	6,441,184
Bayerische Motoren Werke AG	Automobiles	34,000	3,220,524

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Daimler Truck Holding AG	Machinery	43,248	1,722,869
Deutsche Boerse AG	Capital Markets	3,676	752,887
Deutsche Post AG	Air Freight & Logistics	99,280	4,020,984
Deutsche Telekom AG	Diversified Telecommunication Services	114,240	2,874,815
E.ON SE	Multi-Utilities	246,160	3,233,140
Evonik Industries AG	Chemicals	32,368	660,853
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	59,296	2,180,100
Mercedes-Benz Group AG	Automobiles	103,360	7,152,815
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	816	408,414
Rheinmetall AG	Aerospace & Defense	816	416,023
SAP SE	Software	49,504	10,055,161
Siemens AG	Industrial Conglomerates	38,624	7,191,190
Vonovia SE	Real Estate Management & Development	31,280	890,072

			60,468,037

Hong Kong 2.7%
AIA Group Ltd.	Insurance	326,400	2,215,744
CK Asset Holdings Ltd.	Real Estate Management & Development	296,800	1,111,945
CK Infrastructure Holdings Ltd., Class A	Electric Utilities	94,600	534,347
CLP Holdings Ltd.	Electric Utilities	265,000	2,141,750
Hang Lung Properties Ltd.	Real Estate Management & Development	282,000	240,556
Hang Seng Bank Ltd.	Banks	108,800	1,399,124
Henderson Land Development Co. Ltd.	Real Estate Management & Development	206,500	554,112
HKT Trust & HKT Ltd.	Diversified Telecommunication Services	567,230	636,439
Hong Kong & China Gas Co. Ltd.	Gas Utilities	1,756,000	1,335,994
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	44,300	1,419,661
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	27,200	962,336
Link REIT	Retail REITs	408,000	1,586,034
MTR Corp. Ltd.	Ground Transportation	272,000	858,775
Power Assets Holdings Ltd.	Electric Utilities	214,500	1,160,774
Sino Land Co. Ltd.	Real Estate Management & Development	535,400	552,037
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	303,175	2,623,085
Swire Pacific Ltd., Class A	Real Estate Management & Development	35,000	309,322
Swire Pacific Ltd., Class B	Real Estate Management & Development	80,000	107,385
Swire Properties Ltd.	Real Estate Management & Development	169,200	269,597
Techtronic Industries Co. Ltd.	Machinery	102,100	1,166,498
[a] WH Group Ltd.	Food Products	1,224,000	805,820
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	272,000	721,162

			22,712,497

Ireland 0.3%
DCC PLC	Industrial Conglomerates	2,226	155,889
Experian PLC	Professional Services	11,968	557,646
Smurfit Kappa Group PLC	Containers & Packaging	32,670	1,456,586

			2,170,121

Isle Of Man 0.0%†
Entain PLC	Hotels, Restaurants & Leisure	12,784	101,810

Israel 0.5%
Bank Hapoalim BM	Banks	170,544	1,507,969
Bank Leumi Le-Israel BM	Banks	82,960	676,065
ICL Group Ltd.	Chemicals	111,520	482,823
Israel Discount Bank Ltd., Class A	Banks	106,080	529,105
Mizrahi Tefahot Bank Ltd.	Banks	18,496	626,484
[b] Nice Ltd.	Software	2,720	444,837

			4,267,283

Italy 4.4%
A2A SpA	Multi-Utilities	246,160	490,577
Assicurazioni Generali SpA	Insurance	155,312	3,876,753
Banca Mediolanum SpA	Financial Services	31,008	342,631
Banco BPM SpA	Banks	214,880	1,385,011
Enel SpA	Electric Utilities	997,424	6,942,019
Eni SpA	Oil, Gas & Consumable Fuels	276,896	4,259,742

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Ferrari NV	Automobiles	4,352	1,775,683
FinecoBank Banca Fineco SpA	Banks	84,592	1,262,008
Hera SpA	Multi-Utilities	69,360	237,431
[a] Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	54,672	571,299
Intesa Sanpaolo SpA	Banks	1,967,376	7,318,729
Mediobanca Banca di Credito Finanziario SpA	Banks	91,664	1,344,918
Moncler SpA	Textiles, Apparel & Luxury Goods	12,784	781,794
[a] Poste Italiane SpA	Insurance	69,632	887,702
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	13,328	695,645
Snam SpA	Gas Utilities	330,208	1,461,963
Terna - Rete Elettrica Nazionale	Electric Utilities	199,376	1,542,352
UniCredit SpA	Banks	64,192	2,380,748

			37,557,005

Japan 21.3%
ABC-Mart, Inc.	Specialty Retail	6,000	105,371
Advantest Corp.	Semiconductors & Semiconductor Equipment	65,500	2,616,172
AGC, Inc.	Building Products	19,400	627,853
Aisin Corp.	Automobile Components	27,200	886,545
Ajinomoto Co., Inc.	Food Products	12,500	438,347
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	3,000	42,065
Asahi Kasei Corp.	Chemicals	39,000	249,841
Asics Corp.	Textiles, Apparel & Luxury Goods	56,400	862,865
Astellas Pharma, Inc.	Pharmaceuticals	178,700	1,766,337
Bridgestone Corp.	Automobile Components	81,600	3,206,982
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	2,700	47,518
Canon, Inc.	Technology Hardware, Storage & Peripherals	97,574	2,641,037
Capcom Co. Ltd.	Entertainment	47,304	891,912
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	27,200	966,525
Daifuku Co. Ltd.	Machinery	9,380	175,518
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	75,800	2,603,004
Daikin Industries Ltd.	Building Products	12,716	1,768,351
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	2,306	237,753
Daiwa Securities Group, Inc.	Capital Markets	27,200	207,475
Denso Corp.	Automobile Components	122,700	1,905,412
Dentsu Group, Inc.	Media	37,900	954,922
Disco Corp.	Semiconductors & Semiconductor Equipment	11,534	4,376,696
East Japan Railway Co.	Ground Transportation	3,030	50,189
Eisai Co. Ltd.	Pharmaceuticals	22,676	929,256
FANUC Corp.	Machinery	23,960	656,718
Fast Retailing Co. Ltd.	Specialty Retail	4,300	1,084,222
Fuji Electric Co. Ltd.	Electrical Equipment	6,839	389,099
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	8,440	197,385
Fujitsu Ltd.	IT Services	14,450	226,101
GLP J-Reit	Industrial REITs	708	577,896
Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	20,700	554,368
Hitachi Construction Machinery Co. Ltd.	Machinery	14,300	382,969
Hitachi Ltd.	Industrial Conglomerates	145,710	3,261,853
Honda Motor Co. Ltd.	Automobiles	148,200	1,584,633
Hoshizaki Corp.	Machinery	2,500	79,293
Hoya Corp.	Health Care Equipment & Supplies	15,330	1,782,591
Hulic Co. Ltd.	Real Estate Management & Development	81,600	722,611
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	21,100	858,901
Isuzu Motors Ltd.	Automobiles	91,100	1,206,851
ITOCHU Corp.	Trading Companies & Distributors	21,200	1,035,091
Japan Metropolitan Fund Invest	Retail REITs	980	551,349
Japan Post Bank Co. Ltd.	Banks	118,800	1,122,197
Japan Real Estate Investment Corp.	Office REITs	204	644,237
Japan Tobacco, Inc.	Tobacco	166,000	4,486,933
Kajima Corp.	Construction & Engineering	16,730	289,286
Kao Corp.	Personal Care Products	10,228	414,817
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	68,700	999,366
KDDI Corp.	Wireless Telecommunication Services	36,430	963,404
Keyence Corp.	Electronic Equipment, Instruments & Components	9,276	4,068,269
Kikkoman Corp.	Food Products	136,000	1,575,507

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Kirin Holdings Co. Ltd.	Beverages	120,100	1,547,727
Komatsu Ltd.	Machinery	94,100	2,732,445
Kubota Corp.	Machinery	27,200	380,455
Kyocera Corp.	Electronic Equipment, Instruments & Components	54,400	626,144
Kyowa Kirin Co. Ltd.	Pharmaceuticals	15,300	261,325
Lasertec Corp.	Semiconductors & Semiconductor Equipment	10,354	2,322,988
LY Corp.	Interactive Media & Services	299,200	723,355
M3, Inc.	Health Care Technology	30,800	293,621
Marubeni Corp.	Trading Companies & Distributors	81,600	1,509,392
Mazda Motor Corp.	Automobiles	56,400	545,558
MINEBEA MITSUMI, Inc.	Machinery	14,500	297,013
Mitsubishi Chemical Group Corp.	Chemicals	81,600	453,046
Mitsubishi Corp.	Trading Companies & Distributors	136,000	2,661,494
Mitsubishi Electric Corp.	Electrical Equipment	75,700	1,208,254
Mitsubishi HC Capital, Inc.	Financial Services	108,800	718,299
Mitsubishi Heavy Industries Ltd.	Machinery	81,600	874,032
Mitsubishi UFJ Financial Group, Inc.	Banks	413,000	4,439,121
Mitsui & Co. Ltd.	Trading Companies & Distributors	54,400	1,234,703
Mitsui OSK Lines Ltd.	Marine Transportation	59,500	1,782,115
Mizuho Financial Group, Inc.	Banks	152,900	3,191,833
MonotaRO Co. Ltd.	Trading Companies & Distributors	27,340	321,397
MS&AD Insurance Group Holdings, Inc.	Insurance	40,460	899,195
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	113,070	2,335,065
NEC Corp.	IT Services	800	65,871
NIDEC Corp.	Electrical Equipment	37,800	1,688,381
Nintendo Co. Ltd.	Entertainment	77,800	4,138,113
Nippon Building Fund, Inc.	Office REITs	272	951,983
NIPPON EXPRESS HOLDINGS, Inc.	Air Freight & Logistics	12,000	553,152
Nippon Paint Holdings Co. Ltd.	Chemicals	54,400	354,415
Nippon Prologis REIT, Inc.	Industrial REITs	372	580,455
Nippon Steel Corp.	Metals & Mining	54,400	1,150,158
Nippon Yusen KK	Marine Transportation	11,200	325,988
Niterra Co. Ltd.	Automobile Components	27,200	789,656
Nitto Denko Corp.	Chemicals	13,981	1,104,678
Nomura Holdings, Inc.	Capital Markets	190,400	1,091,314
Nomura Real Estate Master Fund, Inc.	Diversified REITs	663	588,152
Nomura Research Institute Ltd.	IT Services	23,610	663,563
Obayashi Corp.	Construction & Engineering	108,800	1,293,209
Obic Co. Ltd.	IT Services	2,860	368,746
Omron Corp.	Electronic Equipment, Instruments & Components	5,230	179,763
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	28,200	385,063
Oracle Corp.	Software	1,585	109,372
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	32,220	897,737
ORIX Corp.	Financial Services	47,000	1,037,822
Otsuka Corp.	IT Services	36,340	698,290
Panasonic Holdings Corp.	Household Durables	54,400	445,386
Recruit Holdings Co. Ltd.	Professional Services	76,600	4,098,571
Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	81,600	1,526,386
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	48,500	648,235
SBI Holdings, Inc.	Capital Markets	43,000	1,087,163
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	13,800	1,243,939
Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	31,800	494,021
Sekisui Chemical Co. Ltd.	Household Durables	58,700	812,298
Sekisui House Ltd.	Household Durables	88,750	1,965,785
Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	21,128	257,434
SG Holdings Co. Ltd.	Air Freight & Logistics	28,200	259,894
Shimadzu Corp.	Electronic Equipment, Instruments & Components	3,300	82,572
Shimano, Inc.	Leisure Products	3,291	508,299
Shin-Etsu Chemical Co. Ltd.	Chemicals	113,650	4,407,240
Shiseido Co. Ltd.	Personal Care Products	13,400	382,191
SMC Corp.	Machinery	776	368,270
SoftBank Corp.	Wireless Telecommunication Services	398,800	4,870,338
SoftBank Group Corp.	Wireless Telecommunication Services	31,300	2,021,677
Sompo Holdings, Inc.	Insurance	6,270	133,889
Sony Group Corp.	Household Durables	44,500	3,773,343

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Subaru Corp.	Automobiles	46,600	987,853
SUMCO Corp.	Semiconductors & Semiconductor Equipment	54,400	783,061
Sumitomo Corp.	Trading Companies & Distributors	77,600	1,937,829
Sumitomo Electric Industries Ltd.	Automobile Components	54,400	846,301
Sumitomo Mitsui Financial Group, Inc.	Banks	46,284	3,085,888
Suzuki Motor Corp.	Automobiles	17,200	197,919
Sysmex Corp.	Health Care Equipment & Supplies	27,500	442,947
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	200,400	5,197,493
TDK Corp.	Electronic Equipment, Instruments & Components	37,060	2,272,765
Terumo Corp.	Health Care Equipment & Supplies	21,000	346,345
Tokio Marine Holdings, Inc.	Insurance	57,711	2,154,386
Tokyo Century Corp.	Financial Services	28,200	264,539
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	28,752	6,238,001
Toray Industries, Inc.	Chemicals	12,000	56,807
Tosoh Corp.	Chemicals	44,500	580,387
Toyota Industries Corp.	Machinery	13,151	1,108,997
Toyota Motor Corp.	Automobiles	625,600	12,795,126
Toyota Tsusho Corp.	Trading Companies & Distributors	50,300	979,358
Trend Micro, Inc.	Software	2,130	86,479
West Japan Railway Co.	Ground Transportation	14,400	268,109
Yamaha Motor Co. Ltd.	Automobiles	54,400	503,553
Yaskawa Electric Corp.	Machinery	15,204	546,025
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	5,800	221,746
ZOZO, Inc.	Specialty Retail	19,070	477,521

			180,414,717

Luxembourg 0.0%†
Eurofins Scientific SE	Life Sciences Tools & Services	5,168	257,831

Netherlands 5.2%
[a,b] Adyen NV	Financial Services	1,632	1,947,095
[b] Argenx SE	Biotechnology	1,330	582,430
[b] Argenx SE	Biotechnology	30	13,138
ASM International NV	Semiconductors & Semiconductor Equipment	3,366	2,567,827
ASML Holding NV	Semiconductors & Semiconductor Equipment	18,556	19,175,433
Ferrovial SE	Construction & Engineering	19,856	771,637
ING Groep NV	Banks	259,760	4,443,787
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	16,864	498,662
Koninklijke KPN NV	Diversified Telecommunication Services	476,544	1,828,436
[b] Koninklijke Philips NV	Health Care Equipment & Supplies	82,144	2,076,813
NN Group NV	Insurance	42,976	2,001,287
Shell PLC	Oil, Gas & Consumable Fuels	187,680	6,723,557
Universal Music Group NV	Entertainment	36,176	1,077,076
Wolters Kluwer NV	Professional Services	272	45,127

			43,752,305

New Zealand 0.3%
Contact Energy Ltd.	Electric Utilities	116,292	637,763
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	52,496	962,212
Mercury NZ Ltd.	Electric Utilities	97,920	391,718
Spark New Zealand Ltd.	Diversified Telecommunication Services	290,496	736,377

			2,728,070

Norway 1.0%
Aker ASA, Class A	Industrial Conglomerates	3,808	219,950
Aker BP ASA	Oil, Gas & Consumable Fuels	47,600	1,216,879
[a,b] AutoStore Holdings Ltd.	Machinery	113,968	134,439
DNB Bank ASA	Banks	134,096	2,640,989
Gjensidige Forsikring ASA	Insurance	25,568	458,171
Norsk Hydro ASA	Metals & Mining	147,968	924,149
Orkla ASA	Food Products	106,624	868,714
Salmar ASA	Food Products	10,336	545,558
Telenor ASA	Diversified Telecommunication Services	96,560	1,103,672
Var Energi ASA	Oil, Gas & Consumable Fuels	133,280	472,160

			8,584,681

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Poland 0.7%
Bank Polska Kasa Opieki SA	Banks	32,912	1,375,410
ING Bank Slaski SA	Banks	5,440	411,378
LPP SA	Textiles, Apparel & Luxury Goods	125	531,399
ORLEN SA	Oil, Gas & Consumable Fuels	91,392	1,538,867
Powszechny Zaklad Ubezpieczen SA	Insurance	77,248	990,376
Santander Bank Polska SA	Banks	5,440	732,361

			5,579,791

Portugal 0.1%
EDP - Energias de Portugal SA	Electric Utilities	322,048	1,207,698

Singapore 2.6%
CapitaLand Integrated Commercial Trust, Class A	Retail REITs	707,200	1,033,209
CapitaLand Investment Ltd.	Real Estate Management & Development	353,600	694,024
DBS Group Holdings Ltd., Class A	Banks	201,820	5,329,746
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	489,600	312,491
Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	11,900	233,566
Keppel Ltd.	Industrial Conglomerates	217,600	1,038,828
Mapletree Pan Asia Commercial Trust	Retail REITs	353,600	318,312
Oversea-Chinese Banking Corp. Ltd.	Banks	516,800	5,502,619
Singapore Airlines Ltd.	Passenger Airlines	217,600	1,107,869
Singapore Exchange Ltd.	Capital Markets	108,800	761,058
Singapore Technologies Engineering Ltd.	Aerospace & Defense	244,800	782,132
United Overseas Bank Ltd.	Banks	173,000	3,999,328
Wilmar International Ltd.	Food Products	253,800	580,542

			21,693,724

Spain 1.9%
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	31,552	1,362,103
[a] Aena SME SA	Transportation Infrastructure	4,896	986,490
Banco Bilbao Vizcaya Argentaria SA	Banks	328,848	3,296,047
CaixaBank SA	Banks	448,256	2,374,709
Endesa SA	Electric Utilities	47,600	894,554
Iberdrola SA	Electric Utilities	127,568	1,656,376
Industria de Diseno Textil SA	Specialty Retail	14,144	702,764
Naturgy Energy Group SA	Gas Utilities	23,120	499,542
Redeia Corp. SA	Electric Utilities	57,120	999,084
Telefonica SA	Diversified Telecommunication Services	735,488	3,121,508

			15,893,177

Sweden 2.6%
Assa Abloy AB, Class B	Building Products	13,056	369,358
Atlas Copco AB, Class A	Machinery	90,304	1,698,604
Atlas Copco AB, Class B	Machinery	55,760	901,147
Axfood AB	Consumer Staples Distribution & Retail	14,960	393,275
EQT AB	Capital Markets	34,544	1,021,622
Essity AB, Class B	Household Products	11,424	292,768
[a] Evolution AB	Hotels, Restaurants & Leisure	21,760	2,268,422
H & M Hennes & Mauritz AB, Class B	Specialty Retail	85,136	1,347,760
Husqvarna AB, Class B	Machinery	48,144	386,145
Nibe Industrier AB, Class B	Building Products	11,696	49,633
Nordnet AB publ	Capital Markets	22,848	477,663
Skandinaviska Enskilda Banken AB, Class A	Banks	95,744	1,414,887
Skanska AB, Class B	Construction & Engineering	29,376	529,257
SKF AB, Class B	Machinery	8,976	180,364
SSAB AB, Class A	Metals & Mining	37,808	208,636
SSAB AB, Class B	Metals & Mining	90,304	490,822
Svenska Handelsbanken AB, Class A	Banks	204,544	1,949,795
[c] Svenska Handelsbanken AB, Class B	Banks	4,624	53,444
Swedbank AB, Class A	Banks	147,968	3,047,329
Tele2 AB, Class B	Wireless Telecommunication Services	80,784	813,927
Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	291,312	1,810,006
Telia Co. AB	Diversified Telecommunication Services	340,816	914,940
Volvo AB, Class A	Machinery	5,984	156,180

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Volvo AB, Class B	Machinery	56,304	1,441,334

			22,217,318

Switzerland 8.7%
ABB Ltd.	Electrical Equipment	48,416	2,689,658
Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	30,464	4,754,703
DSM-Firmenich AG	Chemicals	10,064	1,139,012
EMS-Chemie Holding AG	Chemicals	457	374,561
Geberit AG	Building Products	1,360	803,347
Givaudan SA	Chemicals	371	1,758,803
Julius Baer Group Ltd.	Capital Markets	29,376	1,641,081
Kuehne & Nagel International AG	Marine Transportation	7,344	2,111,829
Lonza Group AG	Life Sciences Tools & Services	2,992	1,632,847
Nestle SA	Food Products	133,008	13,576,111
Novartis AG	Pharmaceuticals	119,680	12,808,397
Partners Group Holding AG	Capital Markets	3,264	4,191,694
Roche Holding AG	Pharmaceuticals	35,632	9,893,372
Roche Holding AG	Pharmaceuticals	1,360	414,387
Schindler Holding AG, PC	Machinery	272	68,348
SGS SA	Professional Services	22,576	2,009,882
Sika AG	Chemicals	3,536	1,012,085
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	6,000	237,060
Swatch Group AG	Textiles, Apparel & Luxury Goods	292	59,807
Swiss Life Holding AG	Insurance	1,632	1,199,754
Swiss Re AG	Insurance	29,920	3,712,531
Swisscom AG	Diversified Telecommunication Services	3,808	2,142,159
UBS Group AG	Capital Markets	38,352	1,128,879
Zurich Insurance Group AG	Insurance	8,976	4,785,668

			74,145,975

United Kingdom 12.4%
3i Group PLC	Capital Markets	33,456	1,296,664
Admiral Group PLC	Insurance	15,232	503,512
Anglo American PLC	Metals & Mining	47,600	1,505,482
Ashtead Group PLC	Trading Companies & Distributors	7,344	490,357
AstraZeneca PLC	Pharmaceuticals	75,888	11,853,108
Aviva PLC	Insurance	415,072	2,500,683
B&M European Value Retail SA	Broadline Retail	131,376	726,068
BAE Systems PLC	Aerospace & Defense	99,008	1,652,059
Barratt Developments PLC	Household Durables	146,880	876,738
BP PLC	Oil, Gas & Consumable Fuels	468,656	2,815,217
British American Tobacco PLC	Tobacco	244,256	7,502,962
BT Group PLC	Diversified Telecommunication Services	518,432	919,783
Burberry Group PLC	Textiles, Apparel & Luxury Goods	53,040	588,546
CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	416,000	1,992,776
Diageo PLC	Beverages	60,384	1,900,270
DS Smith PLC	Containers & Packaging	219,504	1,168,169
GSK PLC	Pharmaceuticals	328,848	6,358,079
Hargreaves Lansdown PLC	Capital Markets	53,584	766,766
Hikma Pharmaceuticals PLC	Pharmaceuticals	22,576	539,659
HSBC Holdings PLC	Banks	1,435,888	12,413,505
Imperial Brands PLC	Tobacco	128,384	3,284,752
Intermediate Capital Group PLC	Capital Markets	42,432	1,170,387
J Sainsbury PLC	Consumer Staples Distribution & Retail	268,736	866,258
Kingfisher PLC	Specialty Retail	284,512	894,813
Land Securities Group PLC	Diversified REITs	107,984	845,633
Legal & General Group PLC	Insurance	990,352	2,841,821
London Stock Exchange Group PLC	Capital Markets	8,160	969,615
M&G PLC	Financial Services	337,552	870,467
National Grid PLC	Multi-Utilities	517,440	5,773,048
NatWest Group PLC	Banks	405,008	1,596,324
Phoenix Group Holdings PLC	Insurance	118,592	781,791
Reckitt Benckiser Group PLC	Household Products	40,528	2,193,729
RELX PLC	Professional Services	61,744	2,840,260
Rentokil Initial PLC	Commercial Services & Supplies	155,856	908,645

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[b] Rolls-Royce Holdings PLC	Aerospace & Defense	82,416	475,903
Sage Group PLC	Software	42,160	580,110
Schroders PLC	Capital Markets	142,528	655,457
Severn Trent PLC	Water Utilities	39,712	1,194,758
Smith & Nephew PLC	Health Care Equipment & Supplies	11,424	141,609
Spirax Group PLC	Machinery	2,820	302,292
SSE PLC	Electric Utilities	144,160	3,261,052
Taylor Wimpey PLC	Household Durables	520,064	934,512
Tesco PLC	Consumer Staples Distribution & Retail	210,800	815,405
Unilever PLC	Personal Care Products	139,536	7,664,032
United Utilities Group PLC	Water Utilities	92,752	1,152,076
Vodafone Group PLC	Wireless Telecommunication Services	3,504,720	3,090,587
[b] Wise PLC, Class A	Financial Services	43,520	374,918

			104,850,657

United States 0.7%
Holcim AG, Class B	Construction Materials	12,512	1,108,619
Stellantis NV	Automobiles	256,768	5,082,782

			6,191,401

Total Common Stocks (Cost $780,121,131)			836,966,608

Preferred Stocks 0.6%
Germany 0.6%
[d] Bayerische Motoren Werke AG, 7.301%, pfd.	Automobiles	7,072	624,923
[d] Sartorius AG, 0.338%, pfd.	Life Sciences Tools & Services	1,088	255,368
[d] Volkswagen AG, 8.596%, pfd.	Automobiles	32,640	3,687,096

Total Preferred Stocks (Cost $5,168,294)			4,567,387

Total Investments before Short-Term Investments (Cost $785,289,425)			841,533,995

Short-Term Investments 0.0%†

Investments from Cash Collateral Received for Loaned Securities 0.0%†
United States 0.0%†

[e,f] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	43,200	43,200

Money Market Funds 0.0%†
United States 0.0%†

[e,f] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	272,528	272,528

Total Short-Term Investments (Cost $315,728)			315,728

Total Investments (Cost $785,605,153) 99.3%			841,849,723
Other Assets, less Liabilities 0.7%			5,846,615

Net Assets 100.0%			$847,696,338

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $9,061,544, representing 1.1% of net assets.

bNon-income producing.

cA portion or all of the security is on loan at June 30, 2024.

dVariable rate security. The rate shown represents the yield at period end.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
MSCI EAFE	Long	43	$5,037,880	9/20/24	$28,076

*As of period end.

Abbreviations

Selected Portfolio

REIT	– Real Estate Investment Trust

SPA	– Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 96.7%
Aerospace & Defense 2.1%
[a] BAE Systems PLC, 5.50%, 3/26/54	United Kingdom	1,000,000	$978,462
Boeing Co., 3.65%, 3/01/47	United States	2,000,000	1,301,885
General Dynamics Corp.,
2.85%, 6/01/41	United States	865,000	623,093
3.60%, 11/15/42	United States	1,000,000	789,162
Howmet Aerospace, Inc., 5.95%, 2/01/37	United States	2,100,000	2,162,718
Lockheed Martin Corp., 4.07%, 12/15/42	United States	2,500,000	2,104,117

			7,959,437

Agriculture 0.9%
[a] JT International Financial Services BV, 6.875%, 10/24/32	Japan	900,000	991,442
Philip Morris International, Inc., 5.375%, 2/15/33	United States	2,400,000	2,384,319

			3,375,761

Air Freight & Logistics 0.6%
FedEx Corp., 4.75%, 11/15/45	United States	2,500,000	2,158,008

Airlines 1.6%
[a] Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	3,257,844	3,219,002
United Airlines Pass-Through Trust,
Series 2016-1, Class A, 3.45%, 1/07/30	United States	1,708,263	1,568,787
Series 2020-1, Class B, 4.875%, 7/15/27	United States	1,238,328	1,220,769

			6,008,558

Apparel 0.3%
Tapestry, Inc., 7.05%, 11/27/25	United States	1,000,000	1,017,041

Auto Manufacturers 0.6%
[a] Hyundai Capital America, 5.35%, 3/19/29	United States	2,250,000	2,247,198

Banks 5.7%
Bank of America Corp.,
2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	2,625,000	2,270,358
5.468% to 1/23/34, FRN thereafter, 1/23/35	United States	700,000	699,550
Citigroup, Inc., 3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	2,700,000	2,294,215
Goldman Sachs Group, Inc., 2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	5,400,000	5,037,686
JPMorgan Chase & Co.,
2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	3,295,000	2,849,006
6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	4,150,000	4,289,004
KeyBank NA, 4.15%, 8/08/25	United States	950,000	931,852
Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	1,450,000	1,469,867
Wells Fargo & Co., 5.198% to 1/23/29, FRN thereafter, 1/23/30	United States	2,200,000	2,191,202

			22,032,740

Banks 14.9%
Banco Santander SA, 2.749%, 12/03/30	Spain	1,375,000	1,144,878
Bank of America Corp.,
4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	3,750,000	3,537,885
5.202% to 4/25/28, FRN thereafter, 4/25/29	United States	5,550,000	5,542,572
[a] BPCE SA, 5.936% to 5/30/34, FRN thereafter, 5/30/35	France	1,250,000	1,245,612
Citigroup, Inc., 3.668% to 7/24/27, FRN thereafter, 7/24/28	United States	5,000,000	4,767,581
Credit Agricole SA,
[a] 4.375%, 3/17/25	France	1,100,000	1,087,347
[a] 5.134%, 3/11/27	France	2,375,000	2,367,294
[a] Danske Bank AS, 5.427% to 3/01/27, FRN thereafter, 3/01/28	Denmark	2,000,000	2,002,090
Deutsche Bank AG, 2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	2,175,000	2,064,770
Fifth Third Bancorp, 4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	1,500,000	1,443,228
Goldman Sachs Group, Inc., 4.387% to 6/15/26, FRN thereafter, 6/15/27	United States	1,000,000	980,912

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

HSBC Holdings PLC, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	3,600,000	3,485,005
JPMorgan Chase & Co.,
2.963% to 1/25/32, FRN thereafter, 1/25/33	United States	4,500,000	3,838,339
4.851% to 7/25/27, FRN thereafter, 7/25/28	United States	1,000,000	989,996
Morgan Stanley,
5.25% to 4/21/33, FRN thereafter, 4/21/34	United States	3,600,000	3,545,331
5.449% to 7/20/28, FRN thereafter, 7/20/29	United States	900,000	905,715
[a] National Australia Bank Ltd., 2.332%, 8/21/30	Australia	3,300,000	2,730,890
PNC Financial Services Group, Inc., 6.615% to 10/20/26, FRN thereafter, 10/20/27	United States	2,775,000	2,843,121
[a] Standard Chartered PLC, 1.456% to 1/14/26, FRN thereafter, 1/14/27	United Kingdom	2,600,000	2,436,050
[a] UBS Group AG, 5.428% to 2/08/29, FRN thereafter, 2/08/30	Switzerland	1,900,000	1,896,624
Wells Fargo & Co.,
4.808% to 7/25/27, FRN thereafter, 7/25/28	United States	5,000,000	4,932,131
5.389% to 4/24/33, FRN thereafter, 4/24/34	United States	1,150,000	1,137,310
5.574% to 7/25/28, FRN thereafter, 7/25/29	United States	2,200,000	2,220,359

			57,145,040

Beverages 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	United States	2,000,000	1,845,104
Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59	Belgium	2,000,000	2,083,021

			3,928,125

Biotechnology 3.2%
Amgen, Inc., 5.60%, 3/02/43	United States	4,500,000	4,437,785
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	2,700,000	2,558,524
[a] CSL Finance PLC, 4.25%, 4/27/32	Australia	3,700,000	3,476,543
Illumina, Inc., 5.80%, 12/12/25	United States	1,000,000	1,001,490
Royalty Pharma PLC, 3.35%, 9/02/51	United States	1,000,000	640,923

			12,115,265

Capital Markets 2.1%
Brixmor Operating Partnership LP, 4.125%, 5/15/29	United States	1,500,000	1,416,556
Morgan Stanley, 1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	5,000,000	4,014,566
[a] UBS Group AG, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	2,950,000	2,785,685

			8,216,807

Chemicals 1.4%
Nutrien Ltd., 5.20%, 6/21/27	Canada	1,500,000	1,498,748
[a] Solvay Finance America LLC, 5.65%, 6/04/29	Belgium	2,500,000	2,517,926
Westlake Corp., 3.125%, 8/15/51	United States	2,000,000	1,261,457

			5,278,131

Commercial Services & Supplies 0.5%
[a] Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	1,950,000	1,936,234

Construction Materials 0.6%
Owens Corning, 5.70%, 6/15/34	United States	2,150,000	2,170,799

Diversified REITs 1.5%
Essex Portfolio LP, 2.65%, 3/15/32	United States	3,500,000	2,903,177
Simon Property Group LP, 3.375%, 12/01/27	United States	3,000,000	2,839,219

			5,742,396

Diversified Telecommunication Services 0.9%
Verizon Communications, Inc., 3.40%, 3/22/41	United States	4,700,000	3,596,190

Electric 3.6%
Baltimore Gas & Electric Co., 4.55%, 6/01/52	United States	2,000,000	1,669,279
Constellation Energy Generation LLC,
6.50%, 10/01/53	United States	2,210,000	2,348,018
6.125%, 1/15/34	United States	700,000	729,892
DTE Electric Co., Series B, 3.65%, 3/01/52	United States	2,000,000	1,475,275
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/25	United States	2,600,000	2,605,614
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	3,900,000	3,213,182

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Virginia Electric & Power Co., Series D, 4.65%, 8/15/43	United States	1,900,000	1,651,115

			13,692,375

Electric Utilities 5.6%
Commonwealth Edison Co., 4.00%, 3/01/48	United States	1,000,000	777,759
Duke Energy Progress LLC, 2.50%, 8/15/50	United States	4,000,000	2,306,474
[a] EDP Finance BV, 1.71%, 1/24/28	Netherlands	2,200,000	1,944,706
[a] Enel Finance International NV, 3.625%, 5/25/27	Italy	2,900,000	2,770,800
Exelon Corp., 4.05%, 4/15/30	United States	1,250,000	1,173,695
Georgia Power Co.,
Series 2010-C, 4.75%, 9/01/40	United States	3,500,000	3,164,979
4.30%, 3/15/42	United States	1,300,000	1,103,878
Public Service Electric & Gas Co., 3.15%, 1/01/50	United States	1,700,000	1,166,124
Virginia Electric & Power Co., Series A, 3.50%, 3/15/27	United States	2,700,000	2,592,764
[a] Vistra Operations Co. LLC, 3.55%, 7/15/24	United States	4,500,000	4,494,832

			21,496,011

Electronic Equipment, Instruments & Components 0.5%
Flex Ltd., 3.75%, 2/01/26	Singapore	2,100,000	2,038,962

Energy Equipment & Services 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	United States	1,500,000	1,200,706

Entertainment 1.0%
Warnermedia Holdings, Inc.,
5.05%, 3/15/42	United States	1,305,000	1,062,074
4.279%, 3/15/32	United States	2,970,000	2,593,245

			3,655,319

Environmental Control 0.9%
Republic Services, Inc., 5.00%, 4/01/34	United States	3,550,000	3,476,537

Financial Services 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	3,450,000	3,136,460
Air Lease Corp., 0.80%, 8/18/24	United States	2,550,000	2,533,223
American Express Co., 5.098% to 2/16/27, FRN thereafter, 2/16/28	United States	2,075,000	2,066,123
Aon Global Ltd., 4.60%, 6/14/44	Ireland	3,000,000	2,563,846
BlackRock Funding, Inc., 5.25%, 3/14/54	United States	1,000,000	967,080
Capital One Financial Corp., 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	1,600,000	1,586,448

			12,853,180

Food 2.2%
Campbell Soup Co., 5.20%, 3/21/29	United States	1,500,000	1,501,368
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL,
2.50%, 1/15/27	United States	1,800,000	1,675,940
3.625%, 1/15/32	United States	1,000,000	863,903
Kraft Heinz Foods Co., 5.00%, 6/04/42	United States	3,000,000	2,715,128
[a] Nestle Holdings, Inc., 4.70%, 1/15/53	United States	1,850,000	1,663,252

			8,419,591

Gas 1.1%
Piedmont Natural Gas Co., Inc., 5.05%, 5/15/52	United States	2,500,000	2,186,431
Southern California Gas Co., 5.60%, 4/01/54	United States	2,000,000	1,964,797

			4,151,228

Ground Transportation 1.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	United States	4,600,000	4,725,589

Health Care Providers & Services 5.6%
CVS Health Corp., 5.30%, 12/05/43	United States	1,600,000	1,457,810
Elevance Health, Inc., 4.10%, 5/15/32	United States	3,400,000	3,156,111
HCA, Inc., 4.50%, 2/15/27	United States	3,300,000	3,225,470
[a] Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29	United States	1,000,000	995,950
Icon Investments Six DAC, 6.00%, 5/08/34	United States	2,500,000	2,554,988

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

IQVIA, Inc., 6.25%, 2/01/29	United States	1,700,000	1,748,545
[a] Roche Holdings, Inc., 5.593%, 11/13/33	United States	3,000,000	3,112,500
Sutter Health, 5.164%, 8/15/33	United States	1,500,000	1,504,842
UnitedHealth Group, Inc., 3.05%, 5/15/41	United States	5,000,000	3,692,664

			21,448,880

Healthcare-Products 1.4%
Baxter International, Inc., 2.539%, 2/01/32	United States	2,200,000	1,805,261
GE HealthCare Technologies, Inc., 5.55%, 11/15/24	United States	2,600,000	2,597,562
[a] Solventum Corp., 5.60%, 3/23/34	United States	1,000,000	982,596

			5,385,419

Hotels, Restaurants & Leisure 0.2%
Marriott International, Inc., Series R, 3.125%, 6/15/26	United States	1,000,000	959,970

Household Products 1.3%
Haleon U.S. Capital LLC, 3.375%, 3/24/27	United States	3,650,000	3,484,075
[a] Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/31	Mexico	2,000,000	1,699,924

			5,183,999

Insurance 4.0%
Aflac, Inc., 4.75%, 1/15/49	United States	1,250,000	1,105,537
Allstate Corp., 4.20%, 12/15/46	United States	1,000,000	808,715
Arthur J Gallagher & Co., 6.50%, 2/15/34	United States	1,550,000	1,641,602
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	1,500,000	1,160,641
Brown & Brown, Inc., 2.375%, 3/15/31	United States	2,700,000	2,231,704
[a] Jackson National Life Global Funding, 5.55%, 7/02/27	United States	1,500,000	1,496,615
[a] MassMutual Global Funding II, 5.05%, 12/07/27	United States	1,450,000	1,449,607
MetLife, Inc., 6.40%, 12/15/66	United States	1,600,000	1,621,816
[a] Pricoa Global Funding I, 5.10%, 5/30/28	United States	1,800,000	1,803,690
[a] RGA Global Funding, 5.50%, 1/11/31	United States	1,900,000	1,898,232

			15,218,159

Internet 1.0%
Meta Platforms, Inc., 4.45%, 8/15/52	United States	2,250,000	1,941,102
[a] Netflix, Inc., 4.875%, 6/15/30	United States	2,000,000	1,969,259

			3,910,361

IT Services 1.3%
Apple, Inc., 2.80%, 2/08/61	United States	5,250,000	3,223,435
Dell International LLC/EMC Corp., 5.40%, 4/15/34	United States	1,950,000	1,930,228

			5,153,663

Machinery-Diversified 0.5%
Ingersoll Rand, Inc., 5.176%, 6/15/29	United States	2,000,000	2,000,602

Media 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/01/31	United States	950,000	776,865
5.375%, 4/01/38	United States	1,500,000	1,307,124
3.50%, 3/01/42	United States	2,200,000	1,464,996
Comcast Corp., 4.95%, 10/15/58	United States	3,000,000	2,698,331
Fox Corp., 5.476%, 1/25/39	United States	1,700,000	1,621,841

			7,869,157

Multi-Utilities 0.2%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	1,000,000	944,077

Oil & Gas 2.0%
BP Capital Markets America, Inc., 4.812%, 2/13/33	United States	2,400,000	2,327,847
Exxon Mobil Corp., 3.452%, 4/15/51	United States	2,800,000	2,022,291
[a] Var Energi ASA, 7.50%, 1/15/28	Norway	3,250,000	3,421,882

			7,772,020

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Oil, Gas & Consumable Fuels 2.6%
Aker BP ASA,
[a] 3.75%, 1/15/30	Norway	1,700,000	1,557,691
[a] 4.00%, 1/15/31	Norway	1,500,000	1,362,188
Canadian Natural Resources Ltd., 3.85%, 6/01/27	Canada	2,600,000	2,501,504
Exxon Mobil Corp., 3.567%, 3/06/45	United States	3,200,000	2,445,852
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	2,000,000	1,930,233

			9,797,468

Pharmaceuticals 2.8%
[a] Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	2,000,000	1,900,121
Bristol-Myers Squibb Co.,
4.125%, 6/15/39	United States	1,750,000	1,519,391
3.70%, 3/15/52	United States	2,000,000	1,466,698
CVS Health Corp.,
5.00%, 2/20/26	United States	1,600,000	1,588,490
5.25%, 1/30/31	United States	800,000	791,258
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	United States	3,750,000	3,619,557

			10,885,515

Pipelines 3.3%
[a] Cheniere Energy, Inc., 5.65%, 4/15/34	United States	1,000,000	1,001,415
Eastern Gas Transmission & Storage, Inc., 3.90%, 11/15/49	United States	2,100,000	1,488,595
Enbridge, Inc., 5.30%, 4/05/29	Canada	1,450,000	1,452,804
Energy Transfer LP,
5.15%, 3/15/45	United States	3,500,000	3,079,314
6.05%, 12/01/26	United States	2,000,000	2,026,984
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 1/15/32	United States	2,000,000	1,803,125
Williams Cos., Inc., 5.15%, 3/15/34	United States	1,800,000	1,756,862

			12,609,099

Real Estate Management & Development 1.4%
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	United States	3,250,000	2,633,566
ERP Operating LP, 4.50%, 7/01/44	United States	1,100,000	935,228
[a] VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30	United States	1,800,000	1,638,457

			5,207,251

Retail 1.6%
Home Depot, Inc., 3.625%, 4/15/52	United States	2,800,000	2,072,755
Lowe’s Cos., Inc., 3.00%, 10/15/50	United States	2,000,000	1,251,892
McDonald’s Corp., 3.625%, 9/01/49	United States	1,350,000	979,266
Target Corp., 2.95%, 1/15/52	United States	2,600,000	1,676,266

			5,980,179

Shipbuilding 0.4%
Huntington Ingalls Industries, Inc., 4.20%, 5/01/30	United States	1,685,000	1,585,264

Software 2.5%
Fiserv, Inc., 5.60%, 3/02/33	United States	3,350,000	3,379,378
Microsoft Corp., 2.675%, 6/01/60	United States	3,300,000	2,016,714
Oracle Corp., 3.60%, 4/01/40	United States	2,300,000	1,769,106
ServiceNow, Inc., 1.40%, 9/01/30	United States	3,000,000	2,436,698

			9,601,896

Telecommunications 3.9%
AT&T, Inc., 3.50%, 6/01/41	United States	5,025,000	3,841,502
Cisco Systems, Inc., 5.30%, 2/26/54	United States	1,610,000	1,578,019
Motorola Solutions, Inc., 5.60%, 6/01/32	United States	3,000,000	3,034,960
T-Mobile USA, Inc., 2.875%, 2/15/31	United States	5,400,000	4,692,599
Vodafone Group PLC, 5.75%, 6/28/54	United Kingdom	1,755,000	1,700,826

			14,847,906

Trucking & Leasing 0.4%
[a] SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26	Ireland	1,700,000	1,566,506

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Wireless Telecommunication Services 0.5%
[a] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 9/20/29	United States	1,800,000	1,792,231

Total Corporate Bonds & Notes (Cost $407,028,949)			370,356,850

U.S. Government & Agency Securities 1.5%
U.S. Treasury Bonds,
4.625%, 5/15/54	United States	500,000	506,992
4.75%, 11/15/43	United States	2,700,000	2,736,703
U.S. Treasury Notes, 4.25%, 6/30/29	United States	2,700,000	2,688,926

Total U.S. Government & Agency Securities (Cost $5,949,872)			5,932,621

Total Investments before Short-Term Investments (Cost $412,978,821)			376,289,471

Short-Term Investments 1.8%
U.S. Government & Agency Securities 1.8%
[b] Federal Home Loan Bank Discount Notes, 07/1/24	United States	6,730,000	6,727,064

Total Short-Term Investments (Cost $6,730,000)			6,727,064

Total Investments (Cost $419,708,821) 100.0%			383,016,535
Other Assets, less Liabilities 0.0%†			13,087

Net Assets 100.0%			$383,029,622

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $72,440,853, representing 18.9% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

FRN	– Floating Rate Note

REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Municipal Green Bond ETF	Principal Amount*	Value
Municipal Bonds 98.8%
Alabama 0.3%
[a] County of Mobile, Gomesa Projects, 4.00%, 11/01/45	300,000	$277,223

Arizona 0.6%
Arizona State University, Series B, 5.00%, 7/01/42	235,000	240,334
City of Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/01/44	360,000	386,374

		626,708

Arkansas 0.5%
Arkansas Development Finance Authority,
[a] Hybar LLC, AMT, 6.875%, 7/01/48	250,000	273,017
United States Steel Corp, AMT, 5.70%, 5/01/53	275,000	287,950

		560,967

California 29.3%
Alameda Community Facilities District, 5.00%, 9/01/48	1,000,000	1,013,406
California Community Choice Financing Authority,
[b] 5.25%, 1/01/54	3,160,000	3,332,002
[b] VRDN, 5.00%, 12/01/53	2,500,000	2,636,565
[b] VRDN, 5.00%, 2/01/54	3,500,000	3,711,443
[b] VRDN, 5.25%, 11/01/54	500,000	534,484
[b] VRDN, 5.50%, 10/01/54	1,000,000	1,094,040
California Housing Finance Agency, Lakeside Drive Senior Housing LP, Series 2019, 2.35%, 12/01/35	92,569	77,602
California Infrastructure & Economic Development Bank,
California Science Center Foundation, 4.00%, 5/01/46	805,000	801,183
California Science Center Foundation, 4.00%, 5/01/51	1,000,000	981,831
California State Teachers’ Retirement System, 5.00%, 8/01/49	180,000	189,732
California Municipal Finance Authority,
CHF-Davis I LLC, 5.00%, 5/15/51	1,000,000	1,015,893
CHF-Davis II LLC, 4.00%, 5/15/39	3,445,000	3,475,885
CHF-Riverside II LLC, 5.00%, 5/15/37	1,495,000	1,574,128
[a] California School Finance Authority, River Springs Charter School Inc, 5.75%, 7/01/42	250,000	263,980
California State Public Works Board,
California Air Resources Board, Series 2022D, 4.00%, 5/01/44	1,000,000	1,010,697
Series D, 4.00%, 5/01/47	1,500,000	1,510,831
City of Foster City, Levee Protection Planning, 4.00%, 8/01/32	135,000	138,590
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Department of
Airports Customer Facility Charge Revenue, 4.058%, 5/15/37	1,000,000	882,262
City of San Francisco Public Utilities Commission Water Revenue, Green Bond, Refunding,
Series 2020A, 4.00%, 11/01/50	100,000	98,575
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond, Series 2019A, 5.00%, 7/01/44	150,000	158,674
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, Series A, 5.00%, 6/01/42	1,000,000	1,105,734
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	103,070
Port of Los Angeles, Green Bond, AMT, Refunding, 5.00%, 8/01/25	130,000	132,082
San Diego County Regional Airport Authority, Series B, 5.00%, 7/01/51	2,000,000	2,077,330
San Francisco Bay Area Rapid Transit District, Green Bond, 3.00%, 8/01/36	170,000	157,038
Santa Cruz County Capital Financing Authority, Sanitation District Green Bond, 4.00%, 6/01/42	1,500,000	1,523,459
Three Rivers Levee Improvement Authority,
Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000	248,569
Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/29	250,000	248,446
Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/31	200,000	197,023
Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/32	100,000	97,986
Transbay Joint Powers Authority, Redevelopment Project Green Bond Senior Tax, 5.00%, 10/01/34	150,000	157,339

		30,549,879

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Colorado 1.7%
Board of Water Commissioners City & County of Denver, Green Bond, Series 2017A, 5.00%, 9/15/47	150,000	154,353
University of Colorado,
Refunding, 5.00%, 6/01/27	150,000	157,770
[b] Refunding, VRDN, 2.00%, 6/01/51	1,500,000	1,462,230

		1,774,353

District of Columbia 3.9%
District of Columbia,
Plenary Infrastructure DC LLC, AMT, 5.50%, 8/31/33	905,000	1,016,656
Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/35	200,000	227,463
Plenary Infrastructure DC LLC, AMT, 5.50%, 2/28/37	845,000	970,956
District of Columbia Water & Sewer Authority,
Green Bond, Sub Series 2019A, 5.00%, 10/01/44	340,000	359,869
Sub Series 2019A, 4.00%, 10/01/49	1,565,000	1,521,785

		4,096,729

Florida 1.5%
Babcock Ranch Community Independent Special District, Assessment Area 3A, Special Assessment, 4.00%, 5/01/40	840,000	801,932
City of Tampa, Lower Basis Stormwater Improvement, Special Assessment, 5.00%, 5/01/36	150,000	158,121
County of Palm Beach Water & Sewer Revenue, Reclaimed Water Project, Refunding, 4.00%, 10/01/31	105,000	109,449
Somerset Community Development District,
Special Assessment, Refunding, 4.00%, 5/01/32	415,000	402,475
Special Assessment, Refunding, Series 2022, 4.20%, 5/01/37	100,000	94,755

		1,566,732

Georgia 1.5%
City of Atlanta Airport Passenger Facility Charge, AMT, 5.25%, 7/01/43	1,350,000	1,472,849
Private Colleges & Universities Authority, Emory University, Refunding, 5.00%, 9/01/48	100,000	105,096

		1,577,945

Illinois 3.8%
Illinois Finance Authority,
State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	575,000	592,735
University of Illinois, 5.25%, 10/01/53	3,000,000	3,213,714
[a] Upper Illinois River Valley Development Authority, 2018 IAVF Timber Oaks & Prairie View Obligated Group, Refunding, 3.50%, 12/01/32	132,629	118,985

		3,925,434

Louisiana 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority,
[a] Parish of St Bernard LA, 4.00%, 11/01/45	1,000,000	926,654
[a] Parish of St Charles LA, 4.50%, 11/01/47	1,000,000	1,003,666
[a] Parish of St John the Baptist LA, 3.90%, 11/01/44	445,000	407,427
Terrebonne Levee & Conservation District Sales Tax Revenue,
Refunding, Refunding, Series B, 4.00%, 6/01/40	100,000	99,228
Refunding, Series B, 4.00%, 6/01/39	1,000,000	1,000,281

		3,437,256

Maine 0.2%
City of Portland General Airport Revenue, Green Bond, Refunding, 4.00%, 1/01/35	245,000	245,966

Maryland 3.4%
Maryland Economic Development Corp.,
Purple Line Transit Partners LLC, AMT, 5.00%, 6/30/40	1,000,000	1,042,771
Purple Line Transit Partners LLC, AMT, 5.25%, 6/30/47	2,000,000	2,091,403
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	365,000	361,006
Washington Suburban Sanitary Commission, Green Bond, 3.00%, 6/01/35	100,000	94,140

		3,589,320

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Massachusetts 3.9%
Massachusetts Development Finance Agency,
Boston Medical Center Corp. Obligated Group, 4.00%, 7/01/47	135,000	122,126
Springfield College, Green Bond, 5.00%, 6/01/26	420,000	424,909
Springfield College, Green Bond, 5.00%, 6/01/27	440,000	447,174
[b] Trustees of Boston University, Refunding, VRDN, 4.90%, 10/01/42	400,000	400,000
Massachusetts Housing Finance Agency,
Series A-1, 4.90%, 12/01/59	1,000,000	1,020,514
Sustainability Bond, Series 2019C-1, 2.65%, 12/01/34	100,000	85,458
Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000	1,582,041

		4,082,222

Minnesota 1.6%
City of Minneapolis, Green Bond, 3.00%, 12/01/40	100,000	86,162
Minnesota Higher Education Facilities Authority, University of St Thomas/Minneapolis, Series A, 5.00%, 10/01/52	1,500,000	1,560,076

		1,646,238

Mississippi 0.7%
[a] Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	500,000	471,601
[a] Mississippi Home Corp., Patriot Services Group Obligated Group, 5.20%, 6/01/36	280,000	217,399

		689,000

New Jersey 4.0%
City of Newark Mass Transit Access Tax Revenue, Mulberry Pedestrian Bridge, 6.00%, 11/15/62	1,460,000	1,676,433
New Jersey Educational Facilities Authority, Stevens Institute of Technology, Series A, 5.00%, 7/01/32	645,000	685,336
Newark Board of Education,
Newark Board of Education, Refunding, 5.00%, 7/15/28	571,000	604,574
Refunding, 5.00%, 7/15/30	620,000	672,973
Sustainability Bonds, 5.00%, 7/15/25	500,000	507,676

		4,146,992

New Mexico 0.2%
City of Santa Fe Wastewater Utility System Revenue,
Green Bond, 5.00%, 6/01/29	100,000	106,495
Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	101,845

		208,340

New York 9.0%
Battery Park City Authority, Sustainability Bond, 5.00%, 11/01/49	100,000	106,393
Metropolitan Transportation Authority,
Green Bond, Refunding, Series 2017B, 5.00%, 11/15/24	150,000	150,657
Green Bond, Series 2020A-1, 4.00%, 11/15/41	600,000	599,737
Refunding, 5.00%, 11/15/28	430,000	459,071
Refunding, Series E, 5.00%, 11/15/32	605,000	657,272
Series C, 5.00%, 11/15/50	1,510,000	1,573,812
New York Liberty Development Corp.,
7 World Trade Center II LLC, Refunding , Series 2022A1, 3.00%, 9/15/43	1,000,000	823,659
Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36	2,000,000	1,646,193
New York Power Authority, Green Transmission Project, 5.00%, 11/15/29	1,250,000	1,379,782
New York State Dormitory Authority, Cornell University, 5.00%, 7/01/35	100,000	120,543
New York State Housing Finance Agency,
Sustainability Bonds, Series 2019N, 2.60%, 11/01/34	100,000	86,280
Sustainability Bonds, Series 2019P, 2.00%, 5/01/28	100,000	91,168
[b] Sustainability Bonds, VRDN, Series 2022A, 2.50%, 11/01/60	1,500,000	1,437,005
New York Transportation Development Corp., JFK NTO LLC, AMT, 5.50%, 6/30/38	250,000	272,918

		9,404,490

Ohio 4.6%
American Municipal Power, Inc.,
4.00%, 2/15/41	1,415,000	1,381,489
Solar Electricity Prepayment Revenue, 5.00%, 2/15/44	1,660,000	1,721,055
Ohio State University, 4.00%, 12/01/39	1,500,000	1,531,739

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

State of Ohio, Conservation Project, Series 2019A, 4.00%, 3/01/30	100,000	104,903

		4,739,186

Oregon 2.9%
Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza Inc Obligated Group, Refunding, 4.00%, 12/01/51	530,000	395,700
Port of Portland Airport Revenue,
AMT, 5.50%, 7/01/53	2,250,000	2,444,988
Series 2020-27A, 5.00%, 7/01/36	150,000	159,261

		2,999,949

Pennsylvania 1.7%
Philadelphia Energy Authority, City of Philadelphia PA, 5.00%, 11/01/43	600,000	645,844
School District of Philadelphia,
Green Bond, Series 2021B, 5.00%, 9/01/31	100,000	109,217
Series B, 5.00%, 9/01/48	1,000,000	1,065,613

		1,820,674

Puerto Rico 0.7%
HTA TRRB Custodial Trust, 5.25%, 7/01/36	164,300	164,975
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/01/58	525,000	525,113

		690,088

Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp., Multi Family Development, Sustainability Bond, 2.75%, 10/01/34	150,000	130,087
Rhode Island Infrastructure Bank, Green Bond, Series 2020A, 4.00%, 10/01/27	50,000	51,022

		181,109

Tennessee 1.2%
[b] Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project, VRDN, 0.58%, 8/01/31	1,200,000	1,195,944

Texas 1.0%
Harris County Flood Control District, Series 2022A, 4.25%, 10/01/47	1,000,000	1,003,502

Utah 6.0%
Central Valley Water Reclamation Facility, Green Bond, Series 2021C, 4.00%, 3/01/47	3,050,000	2,974,355
Intermountain Power Agency, Refunding, Series 2022A, 5.00%, 7/01/43	3,000,000	3,251,153

		6,225,508

Vermont 3.4%
City of Burlington Electric System Revenue, Electric System Revenue, Series 2022A, 5.00%, 7/01/31	500,000	557,304
Vermont Educational & Health Buildings Financing Agency,
University of Vermont Health Network Obligated Group, 4.00%, 12/01/42	1,000,000	960,048
University of Vermont Health Network Obligated Group, 5.00%, 12/01/38	2,005,000	2,028,705

		3,546,057

Virginia 1.3%
Charles City County Economic Development Authority, Waste Management, Inc., AMT, VRDN, 1.45%, 4/01/27	1,100,000	1,003,440
City of Hampton,
3.00%, 9/01/35	240,000	221,691
Green Bond, 4.00%, 9/01/31	100,000	105,535
Green Bond, 5.00%, 9/01/27	50,000	52,930

		1,383,596

Washington 2.0%
Central Puget Sound Regional Transit Authority,
Refunding, Series S-1, 4.00%, 11/01/46	2,000,000	1,967,559
Sales & Rental Car Taxes Revenue, Series 2015S-1, 5.00%, 11/01/32	150,000	153,472

		2,121,031

Wisconsin 4.4%
Milwaukee Metropolitan Sewerage District,
Green Bond, Series 2020A, 3.00%, 10/01/35	150,000	138,706
Series A, 3.00%, 10/01/32	1,000,000	945,239

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Public Finance Authority,
RED River Valley Alliance LLC, AMT, 4.00%, 9/30/51	2,265,000	1,922,863
RED River Valley Alliance LLC, AMT, 4.00%, 3/31/56	600,000	499,478
[a,b] WV 2020 Holdings LLC Obligated Group, VRDN, 3.50%, 12/01/50	200,000	168,904
University of Wisconsin Hospitals & Clinics, Authority Obligated Group, Green Bond, 4.00%, 4/01/46	1,000,000	950,922

		4,626,112

Total Municipal Bonds (Cost $103,364,666)		102,938,550

Total Investments (Cost $103,364,666) 98.8%		102,938,550
Other Assets, less Liabilities 1.2%		1,199,225

Net Assets 100.0%		$104,137,775

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $4,128,856, representing 4.0% of net assets.

bVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

AMT	– Alternative Minimum Tax

VRDN	– Variable Rate Demand Note

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Senior Loan ETF	Country	Principal Amount	*	Value
Corporate Bonds & Notes 4.7%
Advertising 0.5%
[a] Clear Channel Outdoor Holdings, Inc., 7.875%, 4/01/30	United States	2,600,000		$2,619,113

Airlines 0.7%
[a] Air Canada, 3.875%, 8/15/26	Canada	700,000		666,618
[a] American Airlines, Inc., 8.50%, 5/15/29	United States	800,000		831,674
[a] American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	1,533,333		1,521,122
[a] Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	125,011		123,520
[a] United Airlines, Inc., 4.375%, 4/15/26	United States	140,000		135,403

				3,278,337

Auto Parts & Equipment 0.1%
[a] Tenneco, Inc., 8.00%, 11/17/28	United States	300,000		273,360

Chemicals 0.1%
[a] SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	500,000		465,681

Commercial Services & Supplies 0.1%
[a] MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	213,000		161,052
[a] WW International, Inc., 4.50%, 4/15/29	United States	900,000		349,789

				510,841

Communications Equipment 0.0%†
[a] CommScope, Inc., 4.75%, 9/01/29	United States	288,500		200,453

Construction Materials 0.5%
[a] Cemex SAB de CV, 5.20%, 9/17/30	Mexico	375,000		362,462
[a] EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/30	United States	1,400,000		1,412,673
[a] Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31	United States	700,000		743,390

				2,518,525

Containers & Packaging 0.1%
[a] Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group
Issuer LLC, 4.00%, 10/15/27	United States	400,000		375,028

Electric 0.2%
[a] Calpine Corp., first lien, 4.50%, 2/15/28	United States	800,000		760,734

Electric Utilities 0.1%
[a] Talen Energy Supply LLC, 8.625%, 6/01/30	United States	400,000		426,812

Entertainment 0.3%
[a] International Game Technology PLC, first lien, 5.25%, 1/15/29	United Kingdom	1,200,000		1,161,871
[a] Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 8/01/30	Canada	500,000		513,512

				1,675,383

Environmental Control 0.1%
[a] GFL Environmental, Inc., 3.50%, 9/01/28	Canada	600,000		553,686

Financial Services 0.2%
[a] Altice France SA, 5.125%, 7/15/29	France	500,000		329,583
[a] Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29	United States	300,000		281,668
[a] Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31	United Kingdom	210,000		174,601

				785,852

Health Care Providers & Services 0.3%
[a] Radiology Partners, Inc., 7.775%, 1/31/29	United States	1,415,380		1,328,688

Insurance 0.6%
[a] Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29	United States	500,000		454,645
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
[a] 6.75%, 4/15/28	United States	1,700,000		1,704,313
[a] 7.00%, 1/15/31	United States	1,000,000		1,011,044

				3,170,002

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

IT Services 0.1%
[a] Fortress Intermediate 3, Inc., 7.50%, 6/01/31	United States	600,000	615,480

Machinery-Diversified 0.1%
[a] GrafTech Finance, Inc., 4.625%, 12/15/28	United States	400,000	254,046

Media 0.1%
[a] Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27	United States	750,000	706,066

Mining 0.1%
[a] Arsenal AIC Parent LLC, 8.00%, 10/01/30	United States	700,000	735,452

Oil, Gas & Consumable Fuels 0.0%†
Cheniere Energy, Inc., 4.625%, 10/15/28	United States	150,000	145,682

Packaging & Containers 0.2%
[a] Mauser Packaging Solutions Holding Co., 7.875%, 4/15/27	United States	805,000	822,099

Personal Care Products 0.1%
[a] Coty, Inc., 5.00%, 4/15/26	United States	600,000	592,548

Pharmaceuticals 0.0%
[a,b] Endo Luxembourg Finance SARL, 0.000%, 4/01/29	Luxembourg	925,000	—

Retail 0.1%
[a] Bausch & Lomb Corp., 8.375%, 10/01/28	United States	360,000	369,000

Total Corporate Bonds & Notes (Cost $23,536,716)			23,182,868

[c] Senior Floating Rate Interests 86.9%
Aerospace & Defense 2.0%
[d] Bleriot U.S. Bidco, Inc., 2023 Term Loan B, TBD, 10/31/30	United States	142,857	143,696
Dynasty Acquisition Co., Inc.,
2024 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 8.844%, 8/24/28	United States	1,002,593	1,007,376
2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.844%, 8/24/28	United States	424,427	426,451
Madison IAQ LLC, Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.094%, 6/21/28	United States	4,287,215	4,296,496
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.194%, 2/01/28	United States	3,773,182	3,778,182

			9,652,201

Air Freight & Logistics 2.2%
First Student Bidco, Inc.,
2022 Incremental Term Loan B, 3 mo. USD Term SOFR + 4.00%, 8.435%, 7/21/28	United States	1,286,833	1,289,445
Term Loan C, 3 mo. USD Term SOFR + 3.00%, 8.596%, 7/21/28	United States	553,031	553,913
Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.596%, 7/21/28	United States	1,818,278	1,821,178
Kenan Advantage Group, Inc., 2024 Term Loan B3, 1 mo. USD Term
SOFR + 3.75%, 9.094%, 1/25/29	United States	2,827,622	2,845,295
LaserShip, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.50%, 10.096%, 5/07/28	United States	2,500,000	2,137,162
Savage Enterprises LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.344%, 9/15/28	United States	2,142,504	2,150,046

			10,797,039

Apparel Retail 0.3%
ABG Intermediate Holdings 2 LLC,
[d] 2024 Term Loan B, TBD, 12/21/28	United States	1,310,555	1,313,380
[d] 2024 Add on Delayed Draw Term Loan, TBD, 12/21/28	United States	235,924	236,440

			1,549,820

Application Software 1.8%
Cloud Software Group, Inc.,
2024 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.335% - 9.335%, 3/30/29	United States	3,475,743	3,477,272
2024 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.835%, 3/21/31	United States	1,213,068	1,217,902

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Epicor Software Corp.,
[d] 2024 Delayed Draw Term Loan, TBD, 5/30/31	United States	77,212	77,630
2024 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.578%, 5/23/31	United States	2,799,409	2,814,567
Flexera Software LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.826%, 3/03/28	United States	1,454,237	1,461,509

			9,048,880

Asset Management & Custody Banks 0.8%
First Eagle Investment Management LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.345%, 3/05/29	United States	4,100,000	4,087,188

Automobile Manufacturers 0.4%
American Trailer World Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.194%, 3/03/28	United States	1,895,532	1,858,408

Automotive Parts & Equipment 3.5%
Clarios Global LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.344%, 5/06/30	United States	1,333,201	1,337,994
DexKo Global, Inc.,
2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.346%, 10/04/28	United States	2,469,905	2,459,753
2023 Incremental Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.585%, 10/04/28	United States	691,263	691,626
First Brands Group LLC,
2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.591%, 3/30/27	United States	5,061,670	5,037,172
2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.591%, 3/30/27	United States	1,766,074	1,758,348
RealTruck Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.958%, 1/31/28	United States	4,083,740	4,077,144
Tenneco, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.426% - 10.435%, 11/17/28	United States	2,158,115	2,075,071

			17,437,108

Building Products 1.7%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.194%, 5/12/28	United States	5,470,742	5,455,888
Garda World Security Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.594%, 2/01/29	Canada	498,731	502,472
Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.836%, 2/26/29	Netherlands	1,578,696	1,570,527
White Cap Buyer LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.594%, 10/19/27	United States	959,625	962,355

			8,491,242

Capital Markets 1.5%
[d] Assetmark Financial Holdings, Inc., 2024 Term Loan, TBD, 6/03/31	United States	1,856,716	1,860,198
Edelman Financial Center LLC,
2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.594%, 4/07/28	United States	983,784	986,322
2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.944%, 4/07/28	United States	2,657,754	2,664,610
Russell Investments U.S. Institutional Holdco, Inc., 2024 PIK Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.33%, 5/30/27	United States	2,252,000	2,009,212

			7,520,342

Casinos & Gaming 3.0%
Bally’s Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.836%, 10/02/28	United States	3,146,686	2,995,582
Caesars Entertainment, Inc.,
Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.097%, 2/06/30	United States	1,018,109	1,020,095
2024 Term Loan B1, 3 mo. USD Term SOFR + 2.75%, 8.097%, 2/06/31	United States	860,000	861,746

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 7.585%, 11/25/30	Ireland	1,981,056	1,984,572
[d] GVC Holdings Ltd., 2024 USD Term Loan B3, TBD, 10/31/29	Gibraltar	1,980,352	1,986,006
Light & Wonder International, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.07%, 4/14/29	United States	1,293,294	1,295,492
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.585%, 8/01/30	Canada	584,397	587,956
Scientific Games Holdings LP,
2022 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.306%, 4/04/29	United States	2,757,392	2,755,089
2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.306%, 4/04/29	United States	1,500,000	1,498,748

			14,985,286

Chemicals 3.8%
Hexion Holdings Corp.,
2022 USD Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.977%, 3/15/29	United States	3,165,205	3,158,700
2022 USD 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.44%, 12.881%, 3/15/30	United States	1,100,000	1,012,275
INEOS Quattro Holdings UK Ltd.,
2023 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.194%, 3/14/30	United States	298,493	298,494
2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.694%, 4/02/29	United States	2,690,320	2,688,639
LSF11 A5 Holdco LLC, Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.941%, 10/15/28	United States	2,134,197	2,136,417
Nouryon Finance BV,
2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.826%, 4/03/28	Netherlands	1,215,046	1,219,754
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.829%, 4/03/28	Netherlands	504,004	507,154
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.706%, 4/23/29	United States	5,188,620	5,074,471
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.83%, 3/16/27	United States	2,761,189	2,766,366

			18,862,270

Commercial Services & Supplies 4.5%
Amentum Government Services Holdings LLC, 2022 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.344%, 2/15/29	United States	2,582,690	2,597,218
APX Group, Inc., 2021 Term Loan B, U.S. (Fed) Prime Rate + 1.75%, 8.074% - 10.25%, 7/10/28	United States	2,300,000	2,305,750
Avis Budget Car Rental LLC, 2023 Term Loan C, 1 mo. USD Term SOFR + 3.00%, 8.444%, 3/16/29	United States	997,494	997,868
[d] Fortress Intermediate 3, Inc., Term Loan B, TBD, 5/09/31	United States	2,077,218	2,082,411
Foundever Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.208%, 8/28/28	France	692,875	536,788
GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.335%, 1/31/31	United States	4,221,739	4,232,884
[d] Indy U.S. Holdco LLC, 2024 USD Term Loan B, TBD, 3/06/28	United States	1,944,445	1,949,306
MPH Acquisition Holdings LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.859%, 9/01/28	United States	2,176,227	1,817,236
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.406%, 4/11/29	United States	2,496,725	2,356,285
Priority Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.079%, 5/16/31	United States	500,000	500,782
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.60%, 3/04/28	United States	3,024,006	2,591,195

			21,967,723

Communications Equipment 0.3%
CommScope, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.708%, 4/06/26	United States	1,546,262	1,398,811

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Computer & Electronics Retail 1.3%
McAfee LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.579%, 3/01/29	United States	5,420,055	5,421,329
Vision Solutions, Inc., 2021 Incremental Term Loan, U.S. (Fed) Prime Rate + 3.00%, 9.591% - 11.50%, 4/24/28	United States	1,069,647	1,054,939

			6,476,268

Construction & Engineering 0.6%
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.827%, 8/01/30	United States	629,490	632,288
Brown Group Holding LLC, 2022 Incremental Term Loan B2, 3 mo. USD Term SOFR + 3.00%, 8.327% - 8.347%, 7/02/29	United States	800,000	800,600
Chromalloy Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.058%, 3/27/31	United States	1,270,289	1,275,688

			2,708,576

Construction Materials 2.0%
Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 1.75%, 7.096%, 5/23/31	United States	2,000,000	2,001,000
Cornerstone Building Brands, Inc.,
2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.679%, 4/12/28	United States	1,852,413	1,811,891
2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.829%, 5/02/31	United States	1,216,438	1,211,372
[d] Emrld Borrower LP, 2024 Term Loan B, TBD, 6/18/31	United States	1,621,302	1,623,328
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.844%, 3/28/31	United States	299,401	301,585
Quikrete Holdings, Inc.,
2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 7.594%, 3/19/29	United States	1,277,002	1,279,320
2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.844%, 4/14/31	United States	1,419,024	1,423,828

			9,652,324

Consumer Electronics 0.4%
II-VI, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.844%, 7/02/29	United States	2,175,317	2,179,667

Containers & Packaging 2.6%
Charter NEX U.S., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.844%, 12/01/27	United States	4,307,173	4,319,664
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 10.268%, 2/12/26	Luxembourg	2,751,479	2,579,512
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.829%, 4/15/27	United States	1,493,000	1,496,531
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.00%, 9.322% - 9.329%, 9/15/28	United States	1,662,034	1,668,059
Reynolds Group Holdings, Inc.,
2024 Term Loan B3, 3 mo. USD Term SOFR + 2.50%, 7.845%, 9/24/28	United States	1,000,000	1,002,335
2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 9/24/28	United States	1,466,902	1,470,327

			12,536,428

Distributors 0.5%
[d] BCPE Empire Holdings, Inc., 2024 Term Loan, TBD, 12/11/28	United States	2,400,000	2,403,456

Diversified Banks 0.5%
AqGen Island Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.958%, 8/02/28	United States	2,415,905	2,420,737

Diversified Metals & Mining 0.1%
Arsenal AIC Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.094%, 8/18/30	United States	673,389	678,271

Diversified Support Services 0.6%
Forward Air Corp., Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.83%, 12/19/30	United States	3,072,000	2,872,704

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Diversified Telecommunication Services 1.0%
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 10.829%, 8/15/28	France	1,158,755	854,581
Delta TopCo, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.846%, 11/30/29	United States	3,521,984	3,524,555
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.458%, 3/09/27	United States	708,194	618,491

			4,997,627

Electric Utilities 0.3%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.344%, 7/31/30	United States	1,290,250	1,287,753
Talen Energy Supply LLC,
2023 Term Loan C, 3 mo. USD Term SOFR + 3.50%, 8.827%, 5/17/30	United States	39,788	40,286
2023 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.827%, 5/17/30	United States	280,312	283,816

			1,611,855

Financial Services 1.3%
Asurion LLC,
2020 Term Loan B8, 1 mo. USD Term SOFR + 3.25%, 8.708%, 12/23/26	United States	1,673,280	1,661,659
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 10.708%, 1/20/29	United States	3,097,666	2,866,549
Brookfield WEC Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.094%, 1/27/31	United States	2,000,000	2,004,190

			6,532,398

Food Products 1.0%
Triton Water Holdings, Inc.,
Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.846%, 3/31/28	United States	4,795,616	4,802,810
2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.335%, 3/31/28	United States	207,813	208,743

			5,011,553

Health Care Providers & Services 7.0%
ADMI Corp.,
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.38%, 8.833%, 12/23/27	United States	742,181	726,781
2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 9.208%, 12/23/27	United States	2,837,236	2,785,825
2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 11.094%, 12/23/27	United States	232,597	234,535
Charlotte Buyer, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.578%, 2/11/28	United States	3,246,186	3,258,732
eResearchTechnology, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.344%, 2/04/27	United States	1,340,549	1,348,686
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.435%, 10/01/27	United States	4,139,095	4,018,358
Global Medical Response, Inc., 2024 PIK Term Loan, 3 mo. USD Term SOFR + 5.50%, 10.844%, 10/31/28	United States	497,933	483,244
Jazz Financing Lux SARL, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.458%, 5/05/28	United States	1,938,614	1,942,249
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.694%, 11/01/28	United States	2,441,229	1,860,997
Medline Borrower LP,
[d] 2024 USD Term Loan B, TBD, 10/23/28	United States	478,796	479,395
2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.094%, 10/23/28	United States	2,199,011	2,205,883
National Mentor Holdings, Inc.,
2021 Term Loan C, 3 mo. USD Term SOFR + 3.75%, 9.185%, 3/02/28	United States	77,167	73,029
2021 Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.185% -9.194%, 3/02/28	United States	2,433,883	2,303,366

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Phoenix Guarantor, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.594%, 2/21/31	United States	3,981,623	3,976,169
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.088%, 1/31/29	United States	1,715,915	1,631,835
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.085%, 9/27/30	United States	1,961,750	1,962,525
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.694%, 10/01/28	United States	3,505,380	3,371,492
U.S. Radiology Specialists, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.735%, 12/15/27	United States	1,858,716	1,867,777

			34,530,878

Health Care Services 3.4%
CHG Healthcare Services, Inc.,
2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.694%, 9/29/28	United States	1,381,739	1,385,477
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.094%, 9/29/28	United States	1,087,220	1,091,639
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.579%, 5/01/31	United States	6,068,937	6,053,765
DaVita, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 7.344%, 5/09/31	United States	2,000,000	1,996,630
LifePoint Health, Inc., 2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.329%, 5/17/31	United States	2,458,993	2,465,534
MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.606%, 12/18/28	United States	1,676,872	1,372,939
Surgery Center Holdings, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.831%, 12/19/30	United States	213,675	214,490
[d] TTF Holdings LLC, 2024 Term Loan, TBD, 6/20/31	United States	2,159,135	2,159,135

			16,739,609

Health Care Supplies 0.6%
Bausch & Lomb Corp.,
Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.689%, 5/10/27	United States	1,293,384	1,281,259
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.344%, 9/29/28	United States	1,588,000	1,587,015

			2,868,274

Home Furnishings 0.7%
AI Aqua Merger Sub, Inc.,
[d] 2024 Term Loan B, TBD, 7/31/28	United States	1,607,692	1,612,371
2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.329%, 7/31/28	United States	908,813	911,457
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.25%, 4.25% - 9.579%, 7/31/28	United States	896,825	899,179

			3,423,007

Hotels Restaurants & Leisure 1.1%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.081%, 1/27/29	United States	3,726,798	3,735,407
Hilton Grand Vacations Borrower LLC,
2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.844%, 8/02/28	United States	1,333,588	1,335,135
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.094%, 1/17/31	United States	399,000	399,499

			5,470,041

Household Products 0.0%†
Energizer Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.344%, 12/22/27	United States	168,049	168,680

Insurance 0.9%
Acrisure LLC,
2020 Term Loan B, 1 mo. USD LIBOR + 3.50%, 8.958%, 2/15/27	United States	2,598,098	2,600,799
2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.25%, 9.708%, 2/15/27	United States	239,248	240,147

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Asurion LLC,
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.00%, 9.444%, 8/19/28	United States	294,750	291,894
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 9.694%, 8/19/28	United States	1,161,974	1,154,839

			4,287,679

Insurance Brokers 3.2%
Acrisure LLC,
[d] 2024 Term Loan B6, TBD, 11/06/30	United States	1,481,846	1,481,854
2023 Term Loan, 1 mo. USD Term SOFR + 4.50%, 8.594%, 11/06/30	United States	288,824	290,990
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 3.50%, 8.83%, 11/06/30	United States	849,484	852,534
AssuredPartners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 8.844%, 2/14/31	United States	2,041,652	2,049,308
[d] Broadstreet Partners, Inc., 2024 Term Loan B4, TBD, 6/14/31	United States	3,777,674	3,772,008
HUB International Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.567% - 8.595%, 6/20/30	United States	1,238,672	1,242,803
Sedgwick Claims Management Services, Inc.,
[d] 2024 Term Loan B, TBD, 6/27/31	United States	1,969,587	1,964,663
2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.094%, 2/24/28	United States	1,949,856	1,954,457
Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.585%, 5/06/31	United States	2,339,604	2,347,535

			15,956,152

Interactive Media & Services 1.4%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.694%, 12/06/27	United States	1,661,646	1,593,228
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.685%, 8/19/28	United States	995,152	986,445
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.594%, 5/03/28	United States	4,378,525	4,379,422

			6,959,095

Investment Banking & Brokerage 1.4%
Aretec Group, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.344%, 8/09/30	United States	1,895,485	1,905,162
Citadel Securities LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.594%, 7/29/30	United States	2,465,055	2,474,915
Jane Street Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.958%, 1/26/28	United States	2,491,114	2,491,749

			6,871,826

IT Services 0.8%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.085%, 4/09/27	United States	1,138,599	1,139,441
Dun & Bradstreet Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.096%, 1/18/29	United States	1,742,886	1,746,154
Nuvei Technologies Corp., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.444%, 12/19/30	Canada	1,156,731	1,159,519

			4,045,114

Leisure Equipment & Products 0.5%
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.208%, 3/13/28	United States	2,275,214	2,277,967

Machinery 1.2%
[d] CD&R Hydra Buyer, Inc., 2024 Term Loan B, TBD, 3/25/31	United States	1,200,000	1,203,750
[d] CPM Holdings, Inc., 2023 Term Loan, TBD, 9/28/28	United States	2,202,361	2,190,204
TK Elevator U.S. Newco, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.791%, 4/30/30	United States	2,072,088	2,085,360
Vertiv Group Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.944%, 3/02/27	United States	491,647	493,626

			5,972,940

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Media 3.3%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.444%, 4/22/26	United States	242,347	230,255
Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD Term SOFR + 4.25%, 9.538%, 3/22/31	United States	3,103,578	3,116,194
Gray Television, Inc., 2021 Term Loan D, 1 mo. USD Term SOFR + 3.00%, 8.444%, 12/01/28	United States	1,560,115	1,411,413
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.458%, 5/01/26	United States	1,100,000	856,680
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 9.985% - 10.346%, 7/28/28	United States	1,961,982	1,967,838
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 1 mo. USD Term SOFR + 2.5%, 7.958%, 9/18/26	United States	891,792	894,971
Radiate Holdco LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.708%, 9/25/26	United States	2,622,306	2,131,175
Univision Communications, Inc.,
2021 First Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.708%, 3/15/26	United States	777,674	778,988
2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.958%, 1/23/29	United States	1,700,000	1,685,125
Virgin Media Bristol LLC, 2020 USD Term Loan Q, 1 mo. USD Term SOFR + 3.25%, 8.693%, 1/31/29	United States	2,470,000	2,365,877
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.208%, 5/18/25	United States	567,206	568,825

			16,007,341

Metal, Glass & Plastic Containers 0.7%
[d] Berlin Packaging LLC, 2024 Term Loan B, TBD, 6/09/31	United States	3,200,000	3,210,912

Packaged Foods & Meats 0.8%
Fiesta Purchaser, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.344%, 2/12/31	United States	1,152,647	1,162,081
Primary Products Finance LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.952%, 4/01/29	United States	2,783,880	2,792,580

			3,954,661

Passenger Airlines 2.5%
Air Canada, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.847%, 3/21/31	Canada	1,106,988	1,109,927
American Airlines, Inc.,
2023 1st Lien Term Loan, 3 mo. USD Term SOFR + 2.50%, 7.775%, 6/04/29	United States	4,033,333	4,031,821
2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.336%, 4/20/28	United States	1,263,748	1,307,189
Kestrel Bidco, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.428%, 12/11/26	Canada	217,152	218,058
United Airlines, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.094%, 2/22/31	United States	1,860,908	1,867,886
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.048%, 2/14/31	Canada	3,770,146	3,791,824

			12,326,705

Personal Care Products 0.4%
Conair Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.208%, 5/17/28	United States	2,020,172	2,011,758

Pharmaceuticals 1.4%
Endo Luxembourg Finance Co. I SARL, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.826%, 4/23/31	Luxembourg	1,223,399	1,223,405
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.444%, 11/15/27	United States	1,091,429	1,075,057
[d] Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, TBD, 5/05/28	United States	500,000	500,938
Organon & Co., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.829%, 5/19/31	United States	944,974	946,746
Parexel International Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.708%, 11/15/28	United States	1,557,694	1,562,803

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Perrigo Investments LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.694%, 4/20/29	United States	1,497,468	1,496,532

			6,805,481

Real Estate Management & Development 1.0%
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.958%, 6/02/28	United States	2,294,102	2,263,786
Cushman & Wakefield U.S. Borrower LLC,
2020 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.208%, 8/21/25	United States	77,907	78,078
2023 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.344%, 1/31/30	United States	797,750	798,747
2024 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.094%, 1/31/30	United States	1,855,239	1,869,153

			5,009,764

Research & Consulting Services 0.7%
KUEHG Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.835%, 6/12/30	United States	3,215,917	3,232,205

Retail REITs 1.1%
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.75%, 9.208%, 3/06/28	United States	2,639,278	2,640,387
Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.846%, 3/03/28	United States	3,058,289	2,827,846

			5,468,233

Security & Alarm Services 0.6%
Prime Security Services Borrower LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 7.579%, 10/13/30	United States	3,117,288	3,119,470

Semiconductor Materials & Equipment 0.5%
MKS Instruments, Inc.,
[d] 2024 USD Term Loan B, TBD, 8/17/29	United States	489,796	489,796
2023 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.828%, 8/17/29	United States	1,989,559	1,994,116

			2,483,912

Soft Drinks & Non-alcoholic Beverages 0.1%
Naked Juice LLC, Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.685% - 8.694%, 1/24/29	United States	548,403	509,757

Software 9.8%
AppLovin Corp., 2024 Term Loan (2030), 1 mo. USD Term SOFR + 2.50%, 7.844%, 8/16/30	United States	897,750	899,756
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.594%, 2/15/29	United States	5,835,243	5,823,397
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.585%, 7/06/29	United States	3,853,456	3,808,910
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.194%, 10/08/28	United States	904,922	906,618
ConnectWise LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.096%, 9/29/28	United States	694,656	690,836
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.208%, 10/16/28	United States	2,226,273	2,107,535
DCert Buyer, Inc.,
2019 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.344%, 10/16/26	United States	3,023,901	2,953,974
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 12.344%, 2/19/29	United States	1,000,000	897,500
Genesys Cloud Services Holdings II LLC,
First Lien Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.844%, 12/01/27	United States	3,492,523	3,513,111
Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.208%, 12/01/27	United States	920,769	928,154

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Idera, Inc.,
[d] 2024 Term Loan, TBD, 3/02/28	United States	1,130,435	1,124,076
2021 Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.227%, 3/02/28	United States	3,262,173	3,243,823
Ivanti Software, Inc.,
2021 Add On Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.555%, 12/01/27	United States	136,822	108,260
2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.814%, 12/01/27	United States	1,662,328	1,326,363
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.591%, 6/02/28	United States	2,252,137	2,253,927
Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.072%, 10/28/30	United States	2,848,042	2,860,303
Project Boost Purchaser LLC, 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.958%, 5/30/26	United States	2,186,950	2,191,444
Quest Software U.S. Holdings, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.73%, 2/01/29	United States	589,500	439,343
Red Planet Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.944%, 10/02/28	United States	997,436	968,311
Rocket Software, Inc., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 4.75%, 10.094%, 11/28/28	United States	1,902,434	1,912,717
Roper Industrial Products Investment Co. LLC, 2023 USD Term Loan, 3 mo. USD Term SOFR + 4.00%, 8.579%, 11/22/29	United States	1,331,538	1,338,476
Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.50%, 9.958%, 8/11/28	United States	4,000,311	3,974,809
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.576%, 2/10/31	United States	1,433,135	1,440,179
VS Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.581%, 4/14/31	United States	365,297	366,667
Waystar Technologies, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.096%, 10/22/29	United States	2,318,395	2,324,191

			48,402,680

Specialty Chemicals 0.1%
Ineos U.S. Finance LLC, 2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.179%, 11/08/27	United States	475,200	476,557

Specialty Retail 2.7%
[d] Harbor Freight Tools USA, Inc., 2024 Term Loan B, TBD, 6/05/31	United States	2,568,867	2,564,641
IRB Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.194%, 12/15/27	United States	1,889,901	1,891,318
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.846%, 4/15/28	United States	1,957,334	1,764,273
[d] Peer Holding III BV, 2024 USD Term Loan B5, TBD, 6/20/31	Netherlands	1,451,751	1,455,082
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.194%, 2/11/28	United States	1,302,927	1,300,752
Whatabrands LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.094%, 8/03/28	United States	3,244,743	3,249,221
[d] White Cap Buyer LLC, 2024 Term Loan B, TBD, 10/19/29	United States	974,026	976,797

			13,202,084

Systems Software 0.3%
Barracuda Networks, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.814%, 8/15/29	United States	1,384,203	1,383,601

Wireless Telecommunication Services 0.7%
CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.335%, 12/17/27	United States	3,251,228	3,258,592

Total Floating Rate Loans (Cost $430,265,985)			428,173,157

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Asset-Backed Securities 0.4%
[a,e]BlueMountain CLO Ltd., Series 2018-3A, Class C, 3 mo. USD Term SOFR + 2.46%, 7.785%, 10/25/30	United States	1,000,000	995,878
[a,e]LCM XVIII LP, Series 2018-A, Class CR, 3 mo. USD Term SOFR + 2.11%, 7.436%, 4/20/31	United States	1,000,000	998,859

Total Asset-Backed Securities (Cost $1,996,875)			1,994,737

		Shares

Common Stocks 0.1%

Health Care Providers & Services 0.1%
[f]Endo, Inc.	United States	4,273	120,178
[f]Endo, Inc.	United States	9,912	280,014

			400,192

Total Common Stocks (Cost $238,946)			400,192

Total Investments before Short-Term Investments (Cost $456,038,522)			453,750,954

		Principal Amount*

Short-Term Investments 19.2%
U.S. Government & Agency Securities 19.2%
[g]Federal Home Loan Bank Discount Notes, 07/1/24	United States	94,785,000	94,743,650

Total Short-Term Investments (Cost $94,785,000)			94,743,650

Total Investments (Cost $550,823,522) 111.3%			548,494,604

Other Assets, less Liabilities (11.3)%			(55,564,098)

Net Assets 100.0%			$492,930,506

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $25,031,922, representing 5.1% of net assets.

bFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

cThe coupon rate shown represents the rate at period end.

dA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

fNon-income producing.

gThe security was issued on a discount basis with no stated coupon rate.

Abbreviations

Selected Portfolio

CLO	– Collateralized Loan Obligation

LIBOR	– London Interbank Offered Rate

PIK	– Payment-In-Kind

REIT	– Real Estate Investment Trust

SOFR	– Secured Overnight Financing Rate

TBD	– To Be Determined

FRANKLIN TEMPLETON ETF TRUST

Consolidated Schedule of Investments, June 30, 2024 (unaudited)

Franklin Systematic Style Premia ETF	Country	Shares	Value
Common Stocks 67.8%
Aerospace & Defense 0.5%
Huntington Ingalls Industries, Inc.	United States	561	$138,191
Textron, Inc.	United States	2,689	230,878
TransDigm Group, Inc.	United States	453	578,757

			947,826

Air Freight & Logistics 0.9%
Deutsche Post AG	Germany	9,845	398,737
Expeditors International of Washington, Inc.	United States	2,049	255,695
FedEx Corp.	United States	3,278	982,875

			1,637,307

Automobiles 0.7%
General Motors Co.	United States	16,033	744,893
Stellantis NV	United States	17,435	345,130
Subaru Corp.	Japan	8,200	173,828

			1,263,851

Banks 1.5%
[a] ABN AMRO Bank NV, GDR	Netherlands	8,199	134,885
Banco Santander SA	Spain	50,129	232,660
Barclays PLC	United Kingdom	210,515	555,908
DBS Group Holdings Ltd., Class A	Singapore	9,200	242,957
First Citizens BancShares, Inc., Class A	United States	167	281,163
ING Groep NV	Netherlands	31,631	541,120
UniCredit SpA	Italy	21,755	806,848

			2,795,541

Beverages 0.4%
Asahi Group Holdings Ltd.	Japan	6,700	236,370
Kirin Holdings Co. Ltd.	Japan	11,000	141,757
Molson Coors Beverage Co., Class B	United States	2,883	146,543
[b] Monster Beverage Corp.	United States	5,338	266,633

			791,303

Biotechnology 3.7%
AbbVie, Inc.	United States	10,666	1,829,432
Gilead Sciences, Inc.	United States	17,570	1,205,478
[b] Incyte Corp.	United States	2,627	159,249
[b] Neurocrine Biosciences, Inc.	United States	1,338	184,202
[b] Regeneron Pharmaceuticals, Inc.	United States	1,560	1,639,607
[b] United Therapeutics Corp.	United States	709	225,852
[b] Vertex Pharmaceuticals, Inc.	United States	3,919	1,836,914

			7,080,734

Broadline Retail 0.6%
eBay, Inc.	United States	7,130	383,024
[b] MercadoLibre, Inc.	Brazil	321	527,531
Next PLC	United Kingdom	1,676	191,439

			1,101,994

Building Products 0.9%
[b] Builders FirstSource, Inc.	United States	1,822	252,183
Carlisle Cos., Inc.	United States	691	280,000
Cie de Saint-Gobain SA	France	6,462	502,941
Lennox International, Inc.	United States	464	248,231
Masco Corp.	United States	3,214	214,277
Owens Corning	United States	1,236	214,718

			1,712,350

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Capital Markets 2.0%
3i Group PLC	United Kingdom	13,644	528,804
Ameriprise Financial, Inc.	United States	1,414	604,047
Bank of New York Mellon Corp.	United States	10,612	635,553
Cboe Global Markets, Inc.	United States	1,471	250,158
Deutsche Bank AG	Germany	13,860	221,450
KKR & Co., Inc.	United States	4,266	448,954
Partners Group Holding AG	Switzerland	317	407,098
SEI Investments Co.	United States	1,534	99,234
State Street Corp.	United States	4,233	313,242
T Rowe Price Group, Inc.	United States	3,096	357,000

			3,865,540

Chemicals 1.3%
Asahi Kasei Corp.	Japan	17,100	109,546
CF Industries Holdings, Inc.	United States	2,627	194,713
Linde PLC	United States	1,000	438,810
LyondellBasell Industries NV, Class A	United States	3,560	340,549
Mitsubishi Chemical Group Corp.	Japan	18,900	104,933
Mosaic Co.	United States	5,603	161,927
Nitto Denko Corp.	Japan	2,000	158,026
Shin-Etsu Chemical Co. Ltd.	Japan	26,000	1,008,256

			2,516,760

Commercial Services & Supplies 0.3%
Cintas Corp.	United States	832	582,616

Communications Equipment 0.2%
[b] F5, Inc.	United States	830	142,951
Nokia OYJ	Finland	47,343	180,558

			323,509

Computers & Peripherals 0.2%
NetApp, Inc.	United States	3,474	447,451

Construction & Engineering 0.1%
Eiffage SA	France	1,281	117,741

Construction Materials 0.2%
CRH PLC	Ireland	2,593	193,260
Heidelberg Materials AG	Germany	1,829	189,789

			383,049

Consumer Staples Distribution & Retail 2.3%
Albertsons Cos., Inc., Class A	United States	5,842	115,380
Alimentation Couche-Tard, Inc.	Canada	11,600	650,807
Carrefour SA	France	8,756	123,872
Kroger Co.	United States	9,616	480,127
Loblaw Cos. Ltd.	Canada	1,500	173,969
Sysco Corp.	United States	7,020	501,158
Target Corp.	United States	1,981	293,267
Walmart, Inc.	United States	30,320	2,052,967

			4,391,547

Containers & Packaging 0.1%
Packaging Corp. of America	United States	1,231	224,731

Diversified Telecommunication Services 2.3%
AT&T, Inc.	United States	104,748	2,001,734
Deutsche Telekom AG	Germany	4,811	121,068
Verizon Communications, Inc.	United States	53,054	2,187,947

			4,310,749

Electric Utilities 1.2%
Chubu Electric Power Co., Inc.	Japan	9,500	112,268
CLP Holdings Ltd.	Hong Kong	24,000	193,970
Enel SpA	Italy	113,226	788,047
FirstEnergy Corp.	United States	4,765	182,357

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Kansai Electric Power Co., Inc.	Japan	10,100	169,652
NRG Energy, Inc.	United States	3,080	239,809
Power Assets Holdings Ltd.	Hong Kong	26,500	143,406
SSE PLC	United Kingdom	10,753	243,244
[b] Tokyo Electric Power Co. Holdings, Inc.	Japan	21,900	117,927

			2,190,680

Electrical Equipment 0.2%
Mitsubishi Electric Corp.	Japan	27,300	435,738

Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	United States	8,485	571,634
Jabil, Inc.	United States	1,859	202,241
TDK Corp.	Japan	2,100	128,786
TE Connectivity Ltd.	United States	4,358	655,574

			1,558,235

Entertainment 0.4%
Electronic Arts, Inc.	United States	3,528	491,556
[b] Live Nation Entertainment, Inc.	United States	2,258	211,665

			703,221

Financial Services 4.2%
[b] Berkshire Hathaway, Inc., Class B	United States	4,367	1,776,495
Corebridge Financial, Inc.	United States	3,550	103,376
[b] Corpay, Inc.	United States	1,005	267,742
Equitable Holdings, Inc.	United States	4,671	190,857
EXOR NV	Netherlands	1,632	170,887
Mastercard, Inc., Class A	United States	5,382	2,374,323
ORIX Corp.	Japan	16,800	370,966
[b] PayPal Holdings, Inc.	United States	14,791	858,322
Visa, Inc., Class A	United States	6,881	1,806,056

			7,919,024

Food Products 0.2%
Bunge Global SA	United States	1,997	213,220
Kellanova	United States	4,674	269,596

			482,816

Gas Utilities 0.2%
Hong Kong & China Gas Co. Ltd.	Hong Kong	156,000	118,687
Osaka Gas Co. Ltd.	Japan	5,200	114,532
Tokyo Gas Co. Ltd.	Japan	5,400	115,983

			349,202

Ground Transportation 1.5%
CSX Corp.	United States	27,471	918,905
[b] Uber Technologies, Inc.	United States	25,384	1,844,909

			2,763,814

Health Care Equipment & Supplies 0.7%
[b] Hologic, Inc.	United States	2,516	186,813
Hoya Corp.	Japan	4,900	569,778
[b] IDEXX Laboratories, Inc.	United States	1,189	579,281

			1,335,872

Health Care Providers & Services 2.1%
Cardinal Health, Inc.	United States	3,383	332,617
[b] Centene Corp.	United States	7,606	504,278
Cigna Group	United States	2,612	863,449
Elevance Health, Inc.	United States	3,532	1,913,849
McKesson Corp.	United States	160	93,446
[b] Molina Healthcare, Inc.	United States	854	253,894

			3,961,533

Health Care Technology 0.2%
[b] Veeva Systems, Inc., Class A	United States	2,156	394,570

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Hotels, Restaurants & Leisure 1.7%
[b] Airbnb, Inc., Class A	United States	1,135	172,100
Booking Holdings, Inc.	United States	497	1,968,865
Domino’s Pizza, Inc.	United States	490	253,002
[b] Expedia Group, Inc.	United States	1,812	228,294
[b] Royal Caribbean Cruises Ltd.	United States	3,303	526,597

			3,148,858

Household Durables 0.2%
PulteGroup, Inc.	United States	3,086	339,769

Household Products 0.9%
Colgate-Palmolive Co.	United States	7,073	686,364
Kimberly-Clark Corp.	United States	4,799	663,222
Procter & Gamble Co.	United States	2,020	333,138

			1,682,724

Independent Power Producers & Energy Traders 0.2%
Vistra Corp.	United States	4,610	396,368

Industrial Conglomerates 0.1%
CK Hutchison Holdings Ltd., Class A	United Kingdom	37,000	177,242
DCC PLC	Ireland	974	68,210

			245,452

Insurance 2.9%
Aegon Ltd.	Netherlands	19,699	121,776
Aflac, Inc.	United States	7,660	684,115
Ageas SA	Belgium	2,968	135,763
AIA Group Ltd.	Hong Kong	156,200	1,060,353
American International Group, Inc.	United States	9,698	719,980
Assurant, Inc.	United States	788	131,005
Great-West Lifeco, Inc.	Canada	5,100	148,749
Hartford Financial Services Group, Inc.	United States	2,110	212,139
Loews Corp.	United States	2,615	195,445
Manulife Financial Corp.	Canada	25,400	676,232
MetLife, Inc.	United States	8,781	616,338
NN Group NV	Netherlands	3,648	169,879
Sompo Holdings, Inc.	Japan	12,500	266,925
Sun Life Financial, Inc.	Canada	8,200	401,985

			5,540,684

Interactive Media & Services 1.0%
Alphabet, Inc., Class C	United States	1,917	351,616
[b] Match Group, Inc.	United States	3,793	115,231
Meta Platforms, Inc., Class A	United States	2,711	1,366,941

			1,833,788

IT Services 1.3%
Accenture PLC, Class A	United States	3,878	1,176,624
[b] CGI, Inc., Class A	Canada	2,800	279,417
Cognizant Technology Solutions Corp., Class A	United States	7,038	478,584
[b] GoDaddy, Inc., Class A	United States	1,833	256,089
NEC Corp.	Japan	3,600	296,419

			2,487,133

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	United States	4,142	536,927
[b] Avantor, Inc.	United States	9,561	202,693
[b] Charles River Laboratories International, Inc.	United States	777	160,513
[b] IQVIA Holdings, Inc.	United States	2,546	538,326
West Pharmaceutical Services, Inc.	United States	584	192,364

			1,630,823

Machinery 1.3%
Ingersoll Rand, Inc.	United States	5,698	517,606
Komatsu Ltd.	Japan	13,600	394,912

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

PACCAR, Inc.	United States	4,423	455,304
Parker-Hannifin Corp.	United States	1,162	587,751
Snap-on, Inc.	United States	742	193,952
Techtronic Industries Co. Ltd.	Hong Kong	18,500	211,364
Trelleborg AB, Class B	Sweden	3,097	120,602

			2,481,491

Media 0.7%
Comcast Corp., Class A	United States	32,408	1,269,097
Fox Corp., Class A	United States	4,201	144,389

			1,413,486

Metals & Mining 1.1%
ArcelorMittal SA	Luxembourg	7,120	163,071
[b] Cleveland-Cliffs, Inc.	United States	7,178	110,469
Fortescue Ltd.	Australia	24,622	352,062
JFE Holdings, Inc.	Japan	8,600	123,793
Nippon Steel Corp.	Japan	12,100	255,826
Nucor Corp.	United States	3,458	546,641
Reliance, Inc.	United States	812	231,907
Steel Dynamics, Inc.	United States	2,185	282,957

			2,066,726

Multi-Utilities 0.5%
Centrica PLC	United Kingdom	77,960	132,943
E.ON SE	Germany	31,486	413,547
Engie SA	France	30,838	440,730

			987,220

Oil, Gas & Consumable Fuels 3.5%
BP PLC	United Kingdom	216,092	1,298,065
Cheniere Energy, Inc.	United States	3,367	588,652
ENEOS Holdings, Inc.	Japan	40,700	209,142
EOG Resources, Inc.	United States	8,332	1,048,749
HF Sinclair Corp.	United States	2,800	149,352
Inpex Corp.	Japan	14,300	210,420
Marathon Oil Corp.	United States	8,087	231,854
Marathon Petroleum Corp.	United States	5,376	932,628
Phillips 66	United States	6,170	871,019
Repsol SA	Spain	17,190	271,469
Valero Energy Corp.	United States	4,700	736,772

			6,548,122

Paper & Forest Products 0.0%†
Mondi PLC	Austria	4,332	83,154

Personal Care Products 0.8%
Beiersdorf AG	Germany	871	127,469
Kao Corp.	Japan	6,600	267,676
L’Oreal SA	France	2,159	948,818
Shiseido Co. Ltd.	Japan	5,700	162,574

			1,506,537

Pharmaceuticals 1.2%
Novartis AG	Switzerland	16,242	1,738,252
Otsuka Holdings Co. Ltd.	Japan	3,600	151,510
Royalty Pharma PLC, Class A	United States	6,349	167,423
Viatris, Inc.	United States	17,233	183,187

			2,240,372

Professional Services 1.0%
Broadridge Financial Solutions, Inc.	United States	1,661	327,217
Leidos Holdings, Inc.	United States	1,857	270,899
Recruit Holdings Co. Ltd.	Japan	19,800	1,059,422
SS&C Technologies Holdings, Inc.	United States	3,097	194,089

			1,851,627

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Real Estate Management & Development 0.3%
CK Asset Holdings Ltd.	Hong Kong	30,000	112,394
Daiwa House Industry Co. Ltd.	Japan	8,400	212,898
Sun Hung Kai Properties Ltd.	Hong Kong	21,000	181,693

			506,985

Residential REITs 0.2%
AvalonBay Communities, Inc.	United States	1,984	410,470

Retail REITs 0.4%
Link REIT	Hong Kong	35,700	138,778
Simon Property Group, Inc.	United States	4,547	690,235

			829,013

Semiconductors & Semiconductor Equipment 3.8%
Applied Materials, Inc.	United States	5,853	1,381,249
NVIDIA Corp.	United States	14,928	1,844,205
NXP Semiconductors NV	Netherlands	3,634	977,873
QUALCOMM, Inc.	United States	10,606	2,112,503
Renesas Electronics Corp.	Japan	23,000	430,231
SCREEN Holdings Co. Ltd.	Japan	1,200	108,169
STMicroelectronics NV	Switzerland	9,725	384,236

			7,238,466

Software 9.1%
[b] Adobe, Inc.	United States	2,865	1,591,622
[b] ANSYS, Inc.	United States	1,202	386,443
[b] AppLovin Corp., Class A	United States	2,846	236,844
[b] Autodesk, Inc.	United States	2,932	725,523
[b] Cadence Design Systems, Inc.	United States	3,727	1,146,984
[b] Check Point Software Technologies Ltd.	Israel	665	109,725
Constellation Software, Inc.	Canada	100	288,076
[b] DocuSign, Inc.	United States	2,628	140,598
[b] Dynatrace, Inc.	United States	3,873	173,278
[b] Fair Isaac Corp.	United States	87	129,514
Intuit, Inc.	United States	3,435	2,257,516
[b] Manhattan Associates, Inc.	United States	893	220,285
Microsoft Corp.	United States	4,796	2,143,572
Oracle Corp.	United States	11,768	1,661,642
[b] PTC, Inc.	United States	1,664	302,299
Sage Group PLC	United Kingdom	10,241	140,913
Salesforce, Inc.	United States	8,192	2,106,163
[b] ServiceNow, Inc.	United States	2,884	2,268,756
[b] Synopsys, Inc.	United States	1,208	718,833
[b] Tyler Technologies, Inc.	United States	578	290,607
[b] Zoom Video Communications, Inc., Class A	United States	3,289	194,676

			17,233,869

Specialized REITs 0.3%
Gaming & Leisure Properties, Inc.	United States	3,665	165,695
VICI Properties, Inc.	United States	14,121	404,425

			570,120

Specialty Retail 1.7%
Best Buy Co., Inc.	United States	2,814	237,192
Home Depot, Inc.	United States	2,475	851,994
TJX Cos., Inc.	United States	16,941	1,865,204
Williams-Sonoma, Inc.	United States	817	230,696

			3,185,086

Textiles, Apparel & Luxury Goods 0.4%
[b] Deckers Outdoor Corp.	United States	121	117,122
[b] Lululemon Athletica, Inc.	United States	1,603	478,816
Pandora AS	Denmark	1,197	180,801

			776,739

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Trading Companies & Distributors 1.8%
ITOCHU Corp.	Japan	14,500	707,964
Marubeni Corp.	Japan	20,900	386,597
Mitsubishi Corp.	Japan	50,100	980,448
Mitsui & Co. Ltd.	Japan	37,200	844,319
Sumitomo Corp.	Japan	15,000	374,580
Toyota Tsusho Corp.	Japan	6,600	128,504

			3,422,412

Transportation Infrastructure 0.1%
[a] Aena SME SA	Spain	1,027	206,929

Water Utilities 0.2%
American Water Works Co., Inc.	United States	2,677	345,761

Wireless Telecommunication Services 0.3%
KDDI Corp.	Japan	10,100	267,098
Vodafone Group PLC	United Kingdom	316,849	279,409

			546,507

Total Common Stocks (Cost $112,584,426)			128,345,995

Warrant 0.0%
Software 0.0%
[b,c] Constellation Software, Inc.	Canada	100	—

Total Investments before Short-Term Investments (Cost $112,584,426)			128,345,995

Short-Term Investments 24.8%
Money Market Funds 24.8%
[d] State Street Institutional U.S. Government Money Market Fund, 5.26%	United States	47,049,012	47,049,012

Total Short-Term Investments (Cost $47,049,012)			47,049,012

Total Investments (Cost $159,633,438) 92.6%			175,395,007

Other Assets, less Liabilities 7.4%			13,936,179

Net Assets 100.0%			$189,331,186

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $341,814, representing 0.2% of net assets.

bNon-income producing.

cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

dRate shown is one-day yield as of the end of the reporting period.

At June 30, 2024, the Fund had the following total return swap contracts outstanding.

Total Return Swaps Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value (000)s	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts Equity Contracts - Short
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	July 11, 2024	95,327	180,277

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

At June 30, 2024, the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Exchange Contracts
Australian Dollar	MSCO	Buy	982,486	$ 655,445	9/18/24	$ 2,006	$ —
Brazilian Real	MSCO	Sell	3,837,843	701,873	9/18/24	16,755	—
Canadian Dollar	MSCO	Sell	4,011,692	2,925,385	9/18/24	—	(11,711)
Czech Koruna	MSCO	Buy	43,073,058	1,892,178	9/18/24	—	(45,859)
Euro	MSCO	Buy	709,449	770,474	9/18/24	—	(7,290)
Great British Pound	MSCO	Buy	3,995,622	5,112,985	9/18/24	—	(59,256)
Hungarian Forint	MSCO	Buy	1,534,485,620	4,183,175	9/18/24	—	(30,057)
Israeli Shekel	MSCO	Sell	13,747,899	3,727,763	9/18/24	65,865	—
Japanese Yen	MSCO	Sell	378,814,532	2,442,669	9/18/24	59,820	—
Mexican Peso	MSCO	Sell	73,493,577	3,859,729	9/18/24	—	(111,521)
New Zealand Dollar	MSCO	Buy	3,740,065	2,308,828	9/18/24	—	(29,873)
Norwegian Krone	MSCO	Buy	18,261,675	1,725,558	9/18/24	—	(7,150)
Polish Zloty	MSCO	Buy	19,867,516	4,950,130	9/18/24	—	(12,574)
South African Rand	MSCO	Buy	23,349,627	1,260,635	9/18/24	10,653	—
South Korean Won	MSCO	Sell	7,573,224,012	5,540,146	9/13/24	15,763	—
Swedish Krona	MSCO	Buy	39,568,615	3,828,823	9/18/24	—	(77,644)
Swiss Franc	MSCO	Buy	666,576	752,503	9/18/24	—	(3,758)

Total Forward Exchange Contracts						$170,862	$(396,693)

Net unrealized appreciation (depreciation)							$(225,831)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Commodity Contracts
Brent Crude, July	Long	35	$ 2,975,000	7/31/24	$ 91,239
Cocoa, September	Long	47	3,633,570	9/13/24	(1,100,110)
Coffee ‘C’, September	Long	41	3,487,050	9/18/24	(14,840)
Copper, September	Long	16	1,756,600	9/26/24	(57,840)
Gasoline Rbob, July	Long	18	1,891,134	7/31/24	76,263
Live Cattle, August	Long	22	1,631,740	8/30/24	85,325
Low Sulphur Gasoil, August	Long	13	1,019,200	8/12/24	30,902
NY Harbor ULSD, July	Long	9	957,512	7/31/24	19,643
Silver, September	Long	19	2,808,200	9/26/24	(15,447)
Soybean Meal, December	Long	8	268,400	12/13/24	(15,304)
WTI Crude, July	Long	37	3,016,980	7/22/24	118,622
Corn, September	Short	70	1,426,250	9/13/24	178,880
Cotton No. 2, December	Short	102	3,707,190	12/06/24	(61,982)
Gold 100 Ounce, August	Short	1	233,960	8/28/24	(522)
Lean Hogs, August	Short	25	895,000	8/14/24	336
Natural Gas, July	Short	54	1,404,540	7/29/24	259,857
Platinum, October	Short	58	2,940,890	10/29/24	(123,558)
Soybean Oil, December	Short	60	1,576,440	12/13/24	10,604
Soybean, November	Short	16	883,200	11/14/24	36,490
Sugar No. 11, September	Short	222	5,047,392	9/30/24	(227,693)
Wheat, September	Short	50	1,433,750	9/13/24	155,189
Interest rate contracts
U.S. Treasury 10 Yr. Note	Long	103	11,328,391	9/19/24	138,228
Index Contracts
Euro-BTP	Long	81	10,008,531	9/06/24	(76,924)
FTSE/JSE Africa Top40 Index	Long	81	3,271,140	9/19/24	108,183

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Futures Contracts (continued)

Index Contracts (continued)
FTSE/MIB Index	Long	36	6,436,805	9/20/24	(30,157)
Hang Seng Index	Long	71	8,016,305	7/30/24	(175,261)
IBEX 35 Index	Long	153	17,834,228	7/19/24	(190,554)
Long Gilt	Long	107	13,197,185	9/26/24	181,114
Mex Bolsa Index	Long	358	10,445,248	9/20/24	(245,671)
Australian 10 Yr. Bond	Short	126	9,556,728	9/16/24	72,474
Canada 10 Yr. Bond	Short	66	5,791,369	9/18/24	36,219
DAX Index	Short	18	8,875,541	9/20/24	141,379
EURO STOXX 50 Index	Short	112	5,912,976	9/20/24	147,816
Euro-Bund	Short	134	18,902,549	9/06/24	(148,776)
Euro-OAT	Short	87	11,479,991	9/06/24	136,040
FTSE 100 Index	Short	89	9,238,898	9/20/24	15,630
Nikkei 225 Mini	Short	57	14,024,991	9/12/24	(245,706)
OMXS30 Index	Short	379	9,226,096	7/19/24	19,322
S+P500 E-Mini	Short	13	3,588,975	9/20/24	(13,517)
SPI 200 Index	Short	34	4,411,951	9/19/24	(14,026)

Total Futures Contracts					$ (698,133)

*As of period end.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of June 30, 2024, expiration date 07/11/24:

	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 4.62%
Aptiv PLC	United States	(4,699)	$(330,904)
Dr Ing Hc F Porsche AG	Germany	(1,983)	(147,749)
Ferrari NV	Italy	(2,143)	(874,377)
Ford Motor Co.	United States	(64,580)	(809,833)
Nissan Motor Co. Ltd.	Japan	(38,900)	(132,012)
Porsche Automobil Holding SE	Germany	(2,596)	(117,439)
Rivian Automotive, Inc.	United States	(10,531)	(141,326)
Tesla, Inc.	United States	(7,319)	(1,448,284)
Volkswagen AG	Germany	(3,513)	(396,837)

			(4,398,761)

Banks 3.82%
Australia & New Zealand Banking Group Ltd.	Australia	(21,661)	(408,528)
Bank of Ireland Group PLC	Ireland	(18,376)	(192,376)
Bank of Montreal	Canada	(12,400)	(1,040,591)
DNB Bank ASA	Norway	(14,364)	(282,896)
FinecoBank Banca Fineco SpA	Italy	(9,245)	(137,924)
M&T Bank Corp.	United States	(2,866)	(433,798)
Regions Financial Corp.	United States	(15,842)	(317,474)
Resona Holdings, Inc.	Japan	(35,400)	(234,261)
Societe Generale SA	France	(4,510)	(105,952)
Sumitomo Mitsui Trust Holdings, Inc.	Japan	(11,100)	(253,245)
Svenska Handelsbanken AB, A	Sweden	(24,783)	(236,241)

			(3,643,286)

Capital Goods 10.69%
3M Co.	United States	(4,032)	(412,030)
Alstom SA	France	(6,198)	(104,290)
Ashtead Group PLC	United Kingdom	(7,329)	(489,356)
Carrier Global Corp.	United States	(13,695)	(863,881)
CNH Industrial NV	United Kingdom	(14,990)	(151,849)
Epiroc AB, A	Sweden	(11,308)	(225,835)
Epiroc AB, B	Sweden	(5,953)	(108,939)
FANUC Corp.	Japan	(16,100)	(441,284)

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Honeywell International, Inc	United States	(6,821)	(1,456,556)
IDEX Corp.	United States	(1,268)	(255,122)
Indutrade AB	Sweden	(4,524)	(116,024)
Johnson Controls International PLC	United States	(11,300)	(751,111)
Kone Oyj	Finland	(2,811)	(138,855)
L3Harris Technologies, Inc.	United States	(3,212)	(721,351)
MTU Aero Engines AG	Germany	(601)	(153,816)
Nibe Industrier AB	Sweden	(23,005)	(97,623)
Northrop Grumman Corp.	United States	(2,396)	(1,044,536)
Sandvik AB	Sweden	(18,367)	(368,374)
Spirax-Sarco Engineering PLC	United Kingdom	(1,271)	(136,246)
Stanley Black & Decker, Inc.	United States	(2,607)	(208,273)
The Boeing Co.	United States	(7,560)	(1,375,996)
Toro Co.	United States	(1,750)	(163,642)
Vestas Wind Systems A/S	Denmark	(17,530)	(406,242)

			(10,191,231)

Commercial & Professional Services 1.81%
Computershare Ltd.	Australia	(9,115)	(160,343)
Dayforce, Inc.	United States	(2,533)	(125,637)
Element Fleet Management Corp.	Canada	(6,600)	(120,053)
Equifax, Inc.	United States	(2,099)	(508,923)
Gfl Environmental, Inc.	Canada	(3,600)	(140,175)
RB Global, Inc.	Canada	(2,800)	(213,507)
Rentokil Initial PLC	United Kingdom	(43,236)	(252,067)
SGS SA	Switzerland	(2,269)	(202,003)

			(1,722,708)

Consumer Discretionary Distribution & Retail 0.37%
CarMax, Inc.	United States	(2,681)	(196,625)
H & M AB, B	Sweden	(9,884)	(156,470)

			(353,095)

Consumer Durables & Apparel 0.61%
Kering SA	France	(1,300)	(471,624)
Taylor Wimpey PLC	United Kingdom	(58,673)	(105,430)

			(577,054)

Consumer Services 3.37%
Caesars Entertainment, Inc.	United States	(3,614)	(143,620)
Darden Restaurants, Inc.	United States	(976)	(147,688)
Evolution AB	Sweden	(3,142)	(327,545)
Flutter Entertainment PLC	United Kingdom	(3,063)	(560,076)
Lottery Corp., Ltd.	Australia	(37,512)	(127,016)
Oriental Land Co. Ltd.	Japan	(19,300)	(537,751)
Starbucks Corp.	United States	(17,614)	(1,371,250)

			(3,214,946)

Consumer Staples Distribution & Retail 1.31%
Coles Group, Ltd.	Australia	(22,667)	(257,803)
Dollar Tree, Inc.	United States	(3,527)	(376,578)
Walgreens Boots Alliance, Inc.	United States	(12,288)	(148,623)
Woolworths Group Ltd.	Australia	(20,620)	(465,324)

			(1,248,328)

Energy 8.35%
Aker BP ASA	Norway	(5,319)	(135,979)
APA Corp.	United States	(6,115)	(180,026)
Cameco Corp.	Canada	(7,300)	(359,092)
Chevron Corp.	United States	(9,169)	(1,434,215)
Enbridge, Inc.	Canada	(35,100)	(1,248,450)
EQT Corp.	United States	(6,157)	(227,686)
Equinor ASA	Norway	(15,251)	(435,364)
Hess Corp.	United States	(4,652)	(686,263)
Neste Oyj	Finland	(7,346)	(130,890)
Santos Ltd.	Australia	(55,174)	(282,255)

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Schlumberger NV	United States	(23,763)	(1,121,138)
TC Energy Corp.	Canada	(17,700)	(670,824)
Texas Pacific Land Corp.	United States	(265)	(194,582)
Tourmaline Oil Corp.	Canada	(5,500)	(249,406)
Woodside Energy Group Ltd.	Australia	(32,142)	(605,557)

			(7,961,727)

Equity Real Estate Investment Trusts (REITs) 3.98%
Alexandria Real Estate Equities, Inc.	United States	(2,668)	(312,076)
Boston Properties, Inc.	United States	(2,522)	(155,254)
Essex Property Trust, Inc.	United States	(1,077)	(293,160)
Extra Space Storage, Inc.	United States	(3,527)	(548,131)
Healthpeak Properties, Inc.	United States	(12,002)	(235,239)
Kimco Realty Corp	United States	(11,520)	(224,179)
Realty Income Corp.	United States	(14,687)	(775,767)
Regency Centers Corp.	United States	(2,983)	(185,543)
SBA Communications Corp. REIT	United States	(1,825)	(358,248)
Segro PLC	United Kingdom	(21,672)	(246,067)
Sun Communities, Inc.	United States	(2,121)	(255,241)
WP Carey, Inc.	United States	(3,699)	(203,630)

			(3,792,535)

Financial Services 4.34%
Annaly Capital Management, Inc.	United States	(8,477)	(161,572)
ASX Ltd.	Australia	(3,315)	(132,835)
Blackstone Inc.	United States	(11,840)	(1,465,792)
Edenred SE	France	(3,978)	(168,021)
FactSet Research Systems, Inc.	United States	(649)	(264,967)
Julius Baer Group Ltd.	Switzerland	(3,476)	(194,186)
London Stock Exchange Group PLC	United Kingdom	(7,756)	(921,610)
Nasdaq, Inc.	United States	(6,736)	(405,911)
Toast, Inc.	United States	(5,754)	(148,281)
Tradeweb Markets, Inc.	United States	(1,739)	(184,334)
Wise PLC	United Kingdom	(10,543)	(90,826)

			(4,138,335)

Food, Beverage & Tobacco 3.41%
Brown-Forman Corp.	United States	(3,139)	(135,573)
Chocoladefabriken Lindt & Spruengli AG	Switzerland	(17)	(198,453)
Chocoladefabriken Lindt & Spruengli AG	Switzerland	(2)	(231,026)
Heineken NV	Netherlands	(4,899)	(474,121)
Hershey Co.	United States	(2,386)	(438,618)
Hormel Foods Corp.	United States	(5,089)	(155,164)
J M Smucker Co.	United States	(1,811)	(197,471)
Keurig Dr Pepper, Inc.	United States	(8,826)	(294,788)
Lamb Weston Holdings, Inc.	United States	(2,444)	(205,492)
McCormick & Co, Inc.	United States	(4,274)	(303,198)
Mowi ASA	Norway	(7,986)	(133,281)
Pernod Ricard SA	France	(3,559)	(483,279)

			(3,250,464)

Health Care Equipment & Services 4.60%
Coloplast A/S	Denmark	(2,133)	(256,455)
CVS Health Corp.	United States	(7,671)	(453,049)
Henry Schein, Inc.	United States	(2,201)	(141,084)
Humana, Inc.	United States	(2,046)	(764,488)
Insulet Corp.	United States	(1,177)	(237,518)
Quest Diagnostics, Inc.	United States	(1,878)	(257,061)
ResMed, Inc.	United States	(2,471)	(472,999)
Smith & Nephew PLC	United Kingdom	(15,185)	(188,230)
Sonic Healthcare Ltd.	Australia	(7,736)	(135,879)
UnitedHealth Group, Inc.	United States	(2,905)	(1,479,400)

			(4,386,163)

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Household & Personal Products 0.48%
Essity AB, B	Sweden	(10,380)	(266,013)
HALEON PLC	United Kingdom	(46,888)	(191,209)

			(457,222)

Insurance 4.82%
Aon PLC	United States	(3,300)	(968,814)
Arthur J Gallagher & Co.	United States	(3,631)	(941,555)
Baloise Holding AG	Switzerland	(783)	(137,848)
Cincinnati Financial Corp.	United States	(2,658)	(313,910)
Markel Corp.	United States	(224)	(352,948)
Marsh & McLennan Cos, Inc.	United States	(6,857)	(1,444,907)
Prudential PLC	Hong Kong	(47,849)	(434,531)

			(4,594,513)

Materials 5.64%
Air Products and Chemicals, Inc.	United States	(3,711)	(957,624)
Albemarle Corp.	United States	(1,997)	(190,753)
Anglo American PLC	United Kingdom	(21,656)	(684,931)
Boliden AB	Sweden	(4,690)	(150,175)
Corteva, Inc.	United States	(12,055)	(650,247)
Croda International PLC	United Kingdom	(2,274)	(113,488)
DSM-Firmenich AG	Switzerland	(3,213)	(363,637)
First Quantum Minerals Ltd.	Canada	(11,800)	(154,965)
James Hardie Industries PLC	Australia	(7,413)	(234,171)
Mineral Resources Ltd.	Australia	(2,704)	(97,372)
Newmont Corp.	United States	(18,994)	(795,279)
Norsk Hydro ASA	Norway	(22,872)	(142,849)
Pilbara Minerals Ltd.	Australia	(44,343)	(90,916)
Sika AG	Switzerland	(492)	(140,822)
South32 Ltd.	Australia	(71,230)	(174,110)
Svenska Cellulosa AB	Sweden	(10,478)	(154,891)
Symrise AG	Germany	(2,259)	(276,730)

			(5,372,960)

Media & Entertainment 4.01%
CAR Group Ltd.	Australia	(6,144)	(144,640)
Charter Communications, Inc., A	United States	(1,586)	(474,151)
Informa PLC	United Kingdom	(23,135)	(250,278)
Liberty Media Corp.	United States	(3,321)	(238,581)
Pinterest, Inc., A	United States	(4,676)	(206,071)
ROBLOX Corp.	United States	(8,121)	(302,182)
Roku, Inc.	United States	(2,107)	(126,273)
Snap, Inc.	United States	(18,125)	(301,056)
Take-Two Interactive Software, Inc.	United States	(2,807)	(436,460)
Trade Desk, Inc.	United States	(7,623)	(744,538)
Vivendi SA	France	(12,504)	(130,742)
Warner Bros Discovery, Inc.	United States	(39,799)	(296,105)
WPP PLC	United Kingdom	(18,664)	(170,909)

			(3,821,986)

Pharmaceuticals, Biotechnology & Life Sciences 6.67%
Alnylam Pharmaceuticals, Inc.	United States	(2,122)	(515,646)
Amgen, Inc.	United States	(2,200)	(687,390)
Argenx SE	Netherlands	(1,018)	(445,799)
Astellas Pharma, Inc.	Japan	(30,900)	(305,427)
AstraZeneca PLC	United Kingdom	(9,136)	(1,426,972)
Bayer AG	Germany	(17,076)	(482,786)
Eisai Co. Ltd.	Japan	(4,300)	(176,213)
Exact Sciences Corp.	United States	(3,063)	(129,412)
GRAIL, Inc.	United States	(462)	(7,101)
Illumina, Inc.	United States	(2,774)	(289,550)
Merck KGaA	Germany	(2,190)	(363,219)
Pfizer, Inc.	United States	(51,206)	(1,432,744)

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Sartorius AG	Germany	(415)	(97,406)

			(6,359,665)

Real Estate Management & Development 1.03%
CoStar Group, Inc.	United States	(6,866)	(509,045)
Vonovia SE	Germany	(12,484)	(355,232)
Zillow Group, Inc., C	United States	(2,599)	(120,568)

			(984,845)

Semiconductors & Semiconductor Equipment 9.83%
Advanced Micro Devices, Inc.	United States	(8,965)	(1,454,213)
Advantest Corp.	Japan	(12,700)	(507,258)
ASM International NV	Netherlands	(791)	(603,431)
BE Semiconductor Industries NV	Netherlands	(1,239)	(207,351)
Enphase Energy, Inc.	United States	(2,151)	(214,476)
First Solar, Inc.	United States	(1,639)	(369,529)
Infineon Technologies AG	Germany	(14,035)	(516,016)
Intel Corp.	United States	(46,502)	(1,440,167)
Lattice Semiconductor Corp.	United States	(2,293)	(132,971)
Marvell Technology, Inc.	United States	(14,290)	(998,871)
Monolithic Power Systems, Inc.	United States	(791)	(649,949)
ON Semiconductor Corp.	United States	(7,088)	(485,882)
Teradyne, Inc.	United States	(2,540)	(376,657)
Texas Instruments, Inc.	United States	(7,273)	(1,414,817)

			(9,371,588)

Software & Services 3.91%
Cloudflare, Inc., A	United States	(4,962)	(411,003)
Dassault Systemes SE	France	(11,542)	(436,666)
MongoDB, Inc.	United States	(1,240)	(309,950)
Okta, Inc., A	United States	(2,649)	(247,973)
Open Text Corp.	Canada	(4,600)	(138,099)
Shopify, Inc., A	Canada	(19,900)	(1,314,838)
Snowflake, Inc.	United States	(5,249)	(709,088)
Twilio, Inc., A	United States	(2,877)	(163,442)

			(3,731,059)

Technology Hardware & Equipment 5.28%
Apple, Inc.	United States	(7,443)	(1,567,645)
Corning, Inc.	United States	(13,696)	(532,089)
Halma PLC	United Kingdom	(6,469)	(221,282)
Hexagon AB	Sweden	(35,343)	(399,312)
Keyence Corp.	Japan	(2,600)	(1,140,308)
Pure Storage, Inc.	United States	(5,113)	(328,306)
Teledyne Technologies, Inc.	United States	(799)	(309,996)
Telefonaktiebolaget LM Ericsson	Sweden	(48,301)	(300,108)
Trimble, Inc.	United States	(4,089)	(228,657)

			(5,027,703)

Telecommunication Services 1.39%
Cellnex Telecom SA	Spain	(8,690)	(282,851)
Elisa Oyj	Finland	(2,480)	(113,866)
Rogers Communications, Inc.	Canada	(6,200)	(229,269)
Singapore Telecommunications Ltd.	Singapore	(138,100)	(280,225)
Telenor ASA	Norway	(10,883)	(124,392)
Telstra Group Ltd.	Australia	(68,930)	(166,646)
TELUS Corp.	Canada	(8,500)	(128,648)

			(1,325,897)

Transportation 1.33%
DSV A/S	Denmark	(2,944)	(451,445)
Knight-Swift transportation Holdings, Inc.	United States	(2,625)	(131,040)
Kuehne + Nagel International AG	Switzerland	(845)	(242,987)
Transurban Group	Australia	(52,981)	(438,754)

			(1,264,226)

FRANKLIN TEMPLETON ETF TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Utilities 4.33%
Alliant Energy Corp.	United States	(4,321)	(219,939)
APA Group	Australia	(21,910)	(116,914)
Dominion Energy, Inc.	United States	(14,114)	(691,586)
DTE Energy Co.	United States	(3,479)	(386,204)
EDP - Energias de Portugal SA	Portugal	(53,479)	(200,549)
Eversource Energy	United States	(5,850)	(331,754)
NextEra Energy, Inc.	United States	(18,674)	(1,322,306)
Origin Energy Ltd.	Australia	(29,812)	(216,222)
RWE AG	Germany	(10,200)	(349,273)
Severn Trent PLC	United Kingdom	(4,596)	(138,273)
Snam SpA	Italy	(34,711)	(153,679)

			(4,126,699)

Total Value of Reference Entity — Morgan Stanley Capital Services LLC			$(95,316,996)

Abbreviations

Selected Portfolio

GDR	– Global Depositary Receipt

LIBOR	– London Interbank Offered Rate

MSCO	– Morgan Stanley

MSCS	– Morgan Stanley Capital Services Inc.

OAT	– Obligation Assumable by the Treasurer

REIT	– Real Estate Investment Trust

SPA	– Standby Purchase Agreement

ULSD	– Ultra-Low Sulfur Diesel

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin U.S. Core Bond ETF	Country	Principal Amount	*	Value
Corporate Bonds & Notes 29.3%
Aerospace & Defense 0.5%
Boeing Co., 3.50%, 3/01/39	United States	5,000,000		$3,563,908
Northrop Grumman Corp., 4.03%, 10/15/47	United States	7,400,000		5,853,483

				9,417,391

Agriculture 0.8%
Altria Group, Inc., 3.40%, 5/06/30	United States	5,000,000		4,525,394
[a] Cargill, Inc., 2.125%, 11/10/31	United States	5,000,000		4,090,153
[a] Imperial Brands Finance PLC, 3.50%, 7/26/26	United Kingdom	4,000,000		3,842,418
Philip Morris International, Inc., 5.375%, 2/15/33	United States	3,600,000		3,576,479

				16,034,444

Airlines 0.5%
American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.25%, 4/15/30	United States	3,821,629		3,482,424
[a] Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	3,850,320		3,804,414
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%, 11/01/29	United States	802,083		723,912
Series 2020-1, Class A, 5.875%, 4/15/29	United States	55,096		55,312
Series 2020-1, Class B, 4.875%, 7/15/27	United States	1,209,600		1,192,448

				9,258,510

Apparel 0.1%
Tapestry, Inc., 7.85%, 11/27/33	United States	2,500,000		2,634,431

Auto Manufacturers 0.2%
Hyundai Capital America,
[a] 5.30%, 1/08/29	United States	2,600,000		2,590,426
[a] 5.35%, 3/19/29	United States	885,000		883,898

				3,474,324

Banks 5.9%
[a] ABN AMRO Bank NV, 6.339% to 9/18/26, FRN thereafter, 9/18/27	Netherlands	1,100,000		1,114,930
Bank of America Corp.,
1.922% to 10/24/30, FRN thereafter, 10/24/31	United States	2,800,000		2,291,686
2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,000,000		2,594,694
3.974% to 2/07/29, FRN thereafter, 2/07/30	United States	8,200,000		7,767,695
4.948% to 7/22/27, FRN thereafter, 7/22/28	United States	2,700,000		2,678,986
5.468% to 1/23/34, FRN thereafter, 1/23/35	United States	1,000,000		999,357
BNP Paribas SA,
[a] 2.819% to 11/19/24, FRN thereafter, 11/19/25	France	2,200,000		2,172,861
[a] 5.176% to 1/09/29, FRN thereafter, 1/09/30	France	4,400,000		4,355,240
[a] BPCE SA, 2.045% to 10/19/26, FRN thereafter, 10/19/27	France	3,700,000		3,398,062
Citigroup, Inc.,
4.125%, 7/25/28	United States	2,300,000		2,208,604
3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	1,800,000		1,529,477
[a] Danske Bank AS, 5.705% to 3/01/29, FRN thereafter, 3/01/30	Denmark	4,000,000		4,012,742
Deutsche Bank AG, 5.371%, 9/09/27	Germany	3,700,000		3,707,441
Goldman Sachs Group, Inc.,
1.948% to 10/21/26, FRN thereafter, 10/21/27	United States	5,200,000		4,802,914
2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	5,200,000		4,851,105
HSBC Holdings PLC,
2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000		3,683,262
2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000		1,086,681
JPMorgan Chase & Co.,
2.956% to 5/13/30, FRN thereafter, 5/13/31	United States	5,000,000		4,383,833
2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000		1,729,291
1.953% to 2/04/31, FRN thereafter, 2/04/32	United States	2,000,000		1,627,493
6.087% to 10/23/28, FRN thereafter, 10/23/29	United States	1,550,000		1,601,917
5.336% to 1/23/34, FRN thereafter, 1/23/35	United States	1,300,000		1,292,779

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

KeyBank NA, 4.15%, 8/08/25	United States	2,500,000	2,452,241
Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	2,700,000	2,736,994
Morgan Stanley,
2.239% to 7/21/31, FRN thereafter, 7/21/32	United States	4,000,000	3,269,020
3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	4,300,000	3,947,216
3.95%, 4/23/27	United States	3,600,000	3,477,852
5.466% to 1/18/34, FRN thereafter, 1/18/35	United States	1,000,000	997,758
PNC Financial Services Group, Inc., 5.676% to 1/22/34, FRN thereafter, 1/22/35	United States	1,050,000	1,056,050
Santander U.K. Group Holdings PLC, 1.673% to 6/14/26, FRN thereafter, 6/14/27	United Kingdom	3,200,000	2,959,719
[a] Societe Generale SA, 1.792% to 6/09/26, FRN thereafter, 6/09/27	France	4,300,000	3,967,854
Toronto-Dominion Bank, 4.693%, 9/15/27	Canada	4,700,000	4,631,393
Truist Financial Corp., 5.90% to 10/28/25, FRN thereafter, 10/28/26	United States	3,850,000	3,860,957
U.S. Bancorp, 5.727% to 10/21/25, FRN thereafter, 10/21/26	United States	1,700,000	1,703,467
UBS Group AG,
[a] 6.373% to 7/15/25, FRN thereafter, 7/15/26	Switzerland	550,000	552,789
4.55%, 4/17/26	Switzerland	950,000	934,001
Wells Fargo & Co.,
2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	10,300,000	9,139,497
4.54% to 8/15/25, FRN thereafter, 8/15/26	United States	1,600,000	1,580,585
5.198% to 1/23/29, FRN thereafter, 1/23/30	United States	2,250,000	2,241,002

			113,399,445

Banks 0.5%
Citigroup, Inc., 4.45%, 9/29/27	United States	1,500,000	1,462,480
Goldman Sachs Group, Inc., 3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,392,197
Wells Fargo & Co., 3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	6,000,000	5,205,131

			9,059,808

Beverages 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	Belgium	1,800,000	1,716,827
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	Belgium	4,000,000	3,426,348
Constellation Brands, Inc., 4.90%, 5/01/33	United States	5,000,000	4,830,153

			9,973,328

Biotechnology 0.8%
Amgen, Inc.,
4.663%, 6/15/51	United States	2,000,000	1,710,554
5.25%, 3/02/33	United States	3,400,000	3,391,763
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	500,000	473,801
Illumina, Inc., 5.80%, 12/12/25	United States	3,000,000	3,004,470
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	United States	4,000,000	3,295,714
Royalty Pharma PLC, 2.20%, 9/02/30	United Kingdom	5,000,000	4,168,661

			16,044,963

Building Products 0.1%
NVR, Inc., 3.00%, 5/15/30	United States	2,500,000	2,216,761

Commercial Services & Supplies 0.2%
[a] Ashtead Capital, Inc., 5.80%, 4/15/34	United Kingdom	600,000	595,764
Boardwalk Pipelines LP, 4.80%, 5/03/29	United States	3,950,000	3,866,576

			4,462,340

Construction Materials 0.4%
Owens Corning, 5.70%, 6/15/34	United States	7,000,000	7,067,717

Diversified REITs 0.2%
Essex Portfolio LP, 2.65%, 3/15/32	United States	4,000,000	3,317,916

Diversified Telecommunication Services 0.7%
America Movil SAB de CV, 2.875%, 5/07/30	Mexico	3,800,000	3,350,538
Orange SA, 9.00%, 3/01/31	France	3,000,000	3,579,578

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Verizon Communications, Inc.,
1.75%, 1/20/31	United States	5,000,000	4,047,767
2.85%, 9/03/41	United States	3,900,000	2,734,273

			13,712,156

Electric 0.8%
Constellation Energy Generation LLC, 6.125%, 1/15/34	United States	1,050,000	1,094,838
DTE Energy Co., 4.875%, 6/01/28	United States	2,800,000	2,757,095
Duke Energy Corp., 2.45%, 6/01/30	United States	3,900,000	3,350,414
Duke Energy Ohio, Inc., 5.25%, 4/01/33	United States	500,000	496,078
[a] Electricite de France SA, 5.70%, 5/23/28	France	600,000	606,286
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	5,000,000	4,119,464
Xcel Energy, Inc., 5.45%, 8/15/33	United States	3,300,000	3,243,776

			15,667,951

Electric Utilities 1.7%
Baltimore Gas & Electric Co., 3.50%, 8/15/46	United States	1,400,000	1,010,987
[a] Comision Federal de Electricidad, 3.348%, 2/09/31	Mexico	3,800,000	3,143,225
Duke Energy Corp., 3.75%, 9/01/46	United States	5,000,000	3,644,966
[a] EDP Finance BV, 1.71%, 1/24/28	Netherlands	4,500,000	3,977,807
Enel Finance International NV,
[a] 3.50%, 4/06/28	Netherlands	2,700,000	2,526,908
[a] 2.25%, 7/12/31	Netherlands	3,500,000	2,856,212
Exelon Corp., 4.05%, 4/15/30	United States	4,500,000	4,225,302
Georgia Power Co., Series 2010-C, 4.75%, 9/01/40	United States	1,400,000	1,265,992
MidAmerican Energy Co., 3.65%, 8/01/48	United States	1,100,000	829,155
[a] Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 7/17/49	Indonesia	750,000	619,697
Southern Co., Series A, 3.70%, 4/30/30	United States	6,000,000	5,534,087
Virginia Electric & Power Co., Series B, 3.80%, 9/15/47	United States	5,100,000	3,787,576

			33,421,914

Electronic Equipment, Instruments & Components 0.3%
Flex Ltd., 4.875%, 5/12/30	Singapore	3,000,000	2,909,631
Teledyne FLIR LLC, 2.50%, 8/01/30	United States	3,000,000	2,555,869

			5,465,500

Energy Equipment & Services 0.4%
Kinder Morgan, Inc., 2.00%, 2/15/31	United States	4,100,000	3,360,760
[a] Schlumberger Holdings Corp., 5.00%, 11/15/29	United States	4,270,000	4,239,357

			7,600,117

Entertainment 0.2%
Warnermedia Holdings, Inc.,
4.279%, 3/15/32	United States	3,000,000	2,619,439
4.054%, 3/15/29	United States	900,000	831,351

			3,450,790

Financial Services 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.40%, 10/29/33	Ireland	3,500,000	2,937,597

Food 0.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, 4/01/33	United States	3,700,000	3,698,396
Sysco Corp., 5.95%, 4/01/30	United States	4,600,000	4,789,145

			8,487,541

Food Products 0.1%
Kraft Heinz Foods Co., 3.75%, 4/01/30	United States	2,000,000	1,868,016

Ground Transportation 0.2%
Burlington Northern Santa Fe LLC,
4.90%, 4/01/44	United States	1,100,000	1,015,596
4.15%, 4/01/45	United States	2,300,000	1,906,010
CSX Corp., 4.25%, 11/01/66	United States	1,000,000	779,005

			3,700,611

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Health Care Providers & Services 1.5%
CVS Health Corp., 4.875%, 7/20/35	United States	1,400,000	1,309,009
Elevance Health, Inc., 5.10%, 1/15/44	United States	2,000,000	1,857,942
HCA, Inc., 3.625%, 3/15/32	United States	6,500,000	5,727,483
Icon Investments Six DAC, 6.00%, 5/08/34	United States	365,000	373,028
IQVIA, Inc., 6.25%, 2/01/29	United States	5,200,000	5,348,491
Quest Diagnostics, Inc., 2.80%, 6/30/31	United States	6,800,000	5,823,871
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	Ireland	5,000,000	4,266,291
UnitedHealth Group, Inc.,
2.00%, 5/15/30	United States	3,000,000	2,550,554
3.05%, 5/15/41	United States	2,500,000	1,846,332

			29,103,001

Health Care Services 0.2%
Elevance Health, Inc., 2.55%, 3/15/31	United States	5,000,000	4,264,560

Healthcare-Products 0.8%
Baxter International, Inc., 2.539%, 2/01/32	United States	6,400,000	5,251,668
Boston Scientific Corp., 2.65%, 6/01/30	United States	6,000,000	5,268,901
GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	4,200,000	4,336,079

			14,856,648

Home Builders 0.2%
Toll Brothers Finance Corp., 3.80%, 11/01/29	United States	4,600,000	4,259,570

Household Products 0.1%
Haleon U.S. Capital LLC, 3.625%, 3/24/32	United States	2,500,000	2,240,690

Insurance 2.3%
[a] AIA Group Ltd., 4.95%, 4/04/33	Hong Kong	1,600,000	1,571,067
Aon Corp., 2.80%, 5/15/30	United States	7,000,000	6,138,922
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	United States	2,000,000	1,987,533
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	2,500,000	1,934,401
Corebridge Financial, Inc.,
3.90%, 4/05/32	United States	1,500,000	1,343,161
[a] 6.05%, 9/15/33	United States	2,400,000	2,462,994
[a] Corebridge Global Funding, 5.90%, 9/19/28	United States	2,000,000	2,043,422
[a] Five Corners Funding Trust II, 2.85%, 5/15/30	United States	7,000,000	6,166,536
Marsh & McLennan Cos., Inc., 4.90%, 3/15/49	United States	3,000,000	2,687,090
MetLife, Inc., 5.875%, 2/06/41	United States	1,100,000	1,126,153
[a] Metropolitan Life Global Funding I, 4.30%, 8/25/29	United States	1,400,000	1,348,168
[a] New York Life Global Funding, 4.85%, 1/09/28	United States	5,200,000	5,166,487
Progressive Corp., 3.70%, 3/15/52	United States	3,000,000	2,244,144
Reinsurance Group of America, Inc., 3.90%, 5/15/29	United States	2,250,000	2,110,423
[a] RGA Global Funding, 5.50%, 1/11/31	United States	2,100,000	2,098,046
[a] Sammons Financial Group, Inc., 6.875%, 4/15/34	United States	2,500,000	2,564,999

			42,993,546

Internet Software & Services 0.1%
[a] Tencent Holdings Ltd., 3.925%, 1/19/38	Cayman Islands	2,000,000	1,678,441

IT Services 0.3%
Fiserv, Inc.,
3.50%, 7/01/29	United States	1,800,000	1,664,857
2.65%, 6/01/30	United States	4,700,000	4,090,927

			5,755,784

Lodging 0.1%
Marriott International, Inc., 5.30%, 5/15/34	United States	1,400,000	1,375,092

Machinery-Diversified 0.2%
Ingersoll Rand, Inc., 5.70%, 8/14/33	United States	4,200,000	4,295,697

Media 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/01/31	United States	5,000,000	4,088,765
3.50%, 3/01/42	United States	1,500,000	998,861

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Comcast Corp.,
4.25%, 1/15/33	United States	4,000,000	3,741,368
1.50%, 2/15/31	United States	3,000,000	2,410,338
Fox Corp., 6.50%, 10/13/33	United States	5,100,000	5,344,529
NBCUniversal Media LLC, 4.45%, 1/15/43	United States	1,100,000	949,671
Walt Disney Co., 2.75%, 9/01/49	United States	5,000,000	3,179,391

			20,712,923

Metals & Mining 0.1%
[a] Corp. Nacional del Cobre de Chile, 4.50%, 8/01/47	Chile	1,160,000	925,660

Multi-Utilities 0.2%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	3,000,000	2,832,232

Oil & Gas 0.8%
BP Capital Markets America, Inc., 4.893%, 9/11/33	United States	5,300,000	5,156,311
ConocoPhillips Co., 5.05%, 9/15/33	United States	6,000,000	5,950,146
[a] Var Energi ASA, 8.00%, 11/15/32	Norway	3,800,000	4,260,598

			15,367,055

Oil, Gas & Consumable Fuels 0.5%
[a] Aker BP ASA, 3.10%, 7/15/31	Norway	4,700,000	4,004,123
[a] Pertamina Persero PT, 4.70%, 7/30/49	Indonesia	1,000,000	842,603
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	4,000,000	3,860,466

			8,707,192

Packaging & Containers 0.2%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	United States	3,500,000	3,008,198

Paper & Forest Products 0.1%
Suzano Austria GmbH, 3.125%, 1/15/32	Austria	1,300,000	1,064,933

Pharmaceuticals 1.4%
AbbVie, Inc.,
4.05%, 11/21/39	United States	3,000,000	2,607,225
4.75%, 3/15/45	United States	1,000,000	908,345
[a] Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	5,500,000	5,225,332
Bristol-Myers Squibb Co.,
4.125%, 6/15/39	United States	3,200,000	2,778,315
2.55%, 11/13/50	United States	6,000,000	3,514,162
Cigna Group, 4.90%, 12/15/48	United States	3,300,000	2,902,493
CVS Health Corp., 1.875%, 2/28/31	United States	6,000,000	4,816,533
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	United States	1,700,000	1,657,136
Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	Japan	2,600,000	2,194,833

			26,604,374

Pipelines 0.9%
[a] Cheniere Energy, Inc., 5.65%, 4/15/34	United States	2,700,000	2,703,821
Energy Transfer LP,
6.40%, 12/01/30	United States	5,800,000	6,102,435
5.55%, 5/15/34	United States	2,300,000	2,277,704
MPLX LP,
2.65%, 8/15/30	United States	2,500,000	2,155,318
5.50%, 6/01/34	United States	3,200,000	3,152,815

			16,392,093

Real Estate Investment Trusts (REITs) 0.1%
Alexandria Real Estate Equities, Inc., 5.25%, 5/15/36	United States	1,340,000	1,290,528
[a] Prologis Targeted U.S. Logistics Fund LP, 5.25%, 4/01/29	United States	1,200,000	1,201,253

			2,491,781

Real Estate Management & Development 0.3%
Simon Property Group LP, 2.20%, 2/01/31	United States	2,000,000	1,654,325
VICI Properties LP, 4.95%, 2/15/30	United States	5,000,000	4,827,401

			6,481,726

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Retail 0.3%
Dollar Tree, Inc., 4.20%, 5/15/28	United States	5,000,000	4,801,477
Target Corp., 2.95%, 1/15/52	United States	1,300,000	838,133

			5,639,610

Software 0.3%
ServiceNow, Inc., 1.40%, 9/01/30	United States	8,000,000	6,497,861

Telecommunications 0.9%
AT&T, Inc., 2.55%, 12/01/33	United States	12,800,000	10,181,987
Motorola Solutions, Inc., 5.40%, 4/15/34	United States	7,000,000	6,942,344

			17,124,331

Transportation 0.2%
CSX Corp., 4.50%, 11/15/52	United States	3,000,000	2,566,986
Union Pacific Corp., 3.20%, 5/20/41	United States	2,000,000	1,514,041

			4,081,027

Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc.,
3.75%, 4/15/27	United States	5,000,000	4,806,809
3.875%, 4/15/30	United States	3,000,000	2,805,193
Vodafone Group PLC, 4.875%, 6/19/49	United Kingdom	1,000,000	866,297

			8,478,299

Total Corporate Bonds & Notes (Cost $590,910,677)			559,905,895

U.S. Government & Agency Securities 64.0%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	United States	4,000,000	3,009,798
Federal Home Loan Mortgage Corp.,
2.00%, 4/01/37	United States	4,454,521	3,916,090
2.00%, 3/01/51	United States	27,681,637	21,865,306
2.00%, 5/01/51	United States	10,690,379	8,425,671
2.00%, 9/01/51	United States	894,712	700,821
2.00%, 1/01/52	United States	2,547,943	1,994,598
2.00%, 1/01/52	United States	742,090	580,928
2.00%, 3/01/52	United States	432,774	339,241
2.00%, 4/01/52	United States	4,840,531	3,797,254
2.00%, 8/01/52	United States	24,446,706	19,191,512
2.50%, 4/01/37	United States	3,378,654	3,055,226
2.50%, 4/01/37	United States	1,351,992	1,221,069
2.50%, 5/01/37	United States	3,572,472	3,228,828
2.50%, 9/01/51	United States	2,051,055	1,676,326
2.50%, 1/01/52	United States	603,600	493,310
2.50%, 3/01/52	United States	6,468,072	5,300,147
2.50%, 4/01/52	United States	15,043,775	12,323,805
3.00%, 4/01/37	United States	431,526	399,285
3.00%, 6/01/37	United States	3,734,050	3,455,062
3.00%, 8/01/37	United States	479,006	443,218
3.00%, 9/01/37	United States	637,719	590,072
3.00%, 3/01/50	United States	13,296,841	11,502,238
3.00%, 3/01/50	United States	5,099,536	4,409,307
3.00%, 10/01/51	United States	576,417	490,761
3.00%, 7/01/52	United States	3,188,619	2,716,593
3.00%, 7/01/52	United States	394,904	336,148
3.50%, 2/01/47	United States	1,311,248	1,183,340
3.50%, 2/01/47	United States	2,506,076	2,269,798
3.50%, 3/01/48	United States	1,580,792	1,429,434
3.50%, 3/01/48	United States	3,207,744	2,914,511
3.50%, 4/01/52	United States	2,918,809	2,586,194
3.50%, 5/01/52	United States	6,729,267	5,962,448
3.50%, 6/01/52	United States	4,741,227	4,200,197
3.50%, 12/01/52	United States	3,035,488	2,689,326
4.00%, 11/01/37	United States	4,850,821	4,668,563
4.00%, 11/01/45	United States	2,254,678	2,111,817
4.00%, 6/01/48	United States	4,623,194	4,323,408

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

4.00%, 5/01/50	United States	5,000,464	4,675,932
4.00%, 9/01/52	United States	4,444,020	4,068,521
4.00%, 10/01/52	United States	3,418,756	3,129,875
4.00%, 5/01/53	United States	4,496,062	4,117,673
4.00%, 11/01/53	United States	3,519,287	3,221,927
4.00%, 1/01/54	United States	3,722,279	3,408,071
4.50%, 8/01/52	United States	662,910	625,288
4.50%, 10/01/52	United States	5,739,387	5,417,353
4.50%, 5/01/54	United States	3,244,844	3,059,896
5.00%, 7/01/54	United States	1,603,000	1,549,738
Federal National Mortgage Association,
1.50%, 9/01/51	United States	4,067,839	3,055,228
2.00%, 5/01/36	United States	9,432,841	8,344,546
2.00%, 4/01/37	United States	4,284,263	3,767,095
2.00%, 4/01/37	United States	411,585	361,836
2.00%, 7/01/51	United States	20,480,797	16,103,121
2.00%, 8/01/51	United States	13,457,100	10,580,362
2.00%, 2/01/52	United States	2,945,516	2,306,131
2.00%, 2/01/52	United States	1,469,023	1,151,533
2.00%, 3/01/52	United States	18,608,450	14,606,621
2.50%, 7/01/37	United States	3,928,240	3,559,477
2.50%, 4/01/51	United States	24,977,655	20,562,027
2.50%, 7/01/51	United States	6,656,328	5,469,889
2.50%, 8/01/51	United States	4,162,226	3,419,260
2.50%, 12/01/51	United States	14,800,369	12,139,704
2.50%, 12/01/51	United States	4,920,515	4,021,838
2.50%, 2/01/52	United States	1,511,497	1,239,065
2.50%, 3/01/52	United States	10,843,241	8,877,716
2.50%, 4/01/52	United States	4,879,302	3,997,554
3.00%, 9/01/37	United States	478,677	442,913
3.00%, 9/01/37	United States	3,911,918	3,636,156
3.00%, 10/01/37	United States	4,147,931	3,838,020
3.00%, 4/01/50	United States	5,392,728	4,687,917
3.00%, 9/01/50	United States	4,429,262	3,823,902
3.00%, 11/01/51	United States	4,967,995	4,248,279
3.00%, 2/01/52	United States	529,602	450,861
3.00%, 3/01/52	United States	4,847,938	4,126,994
3.00%, 3/01/52	United States	703,371	598,781
3.00%, 5/01/52	United States	4,793,706	4,085,104
3.00%, 5/01/52	United States	4,014,850	3,420,344
3.50%, 6/01/49	United States	555,625	499,900
3.50%, 8/01/49	United States	8,822,057	7,913,663
3.50%, 11/01/52	United States	4,450,794	3,943,350
4.00%, 2/01/49	United States	363,381	341,145
4.00%, 1/01/54	United States	4,014,439	3,674,730
4.00%, 4/01/54	United States	4,411,515	4,038,190
4.50%, 7/01/47	United States	4,782,530	4,618,251
4.50%, 5/01/48	United States	2,420,626	2,331,238
4.50%, 12/01/48	United States	3,343,955	3,203,932
4.50%, 2/01/50	United States	1,446,900	1,387,098
4.50%, 11/01/52	United States	6,418,406	6,056,502
5.00%, 10/01/52	United States	3,266,981	3,164,324
5.00%, 1/01/53	United States	5,370,286	5,201,539
5.00%, 5/01/53	United States	3,349,129	3,238,540
5.00%, 8/01/53	United States	4,412,970	4,268,386
5.50%, 5/01/53	United States	8,439,194	8,330,091
6.00%, 8/01/53	United States	13,965,622	14,016,948
Government National Mortgage Association,
2.00%, 10/20/50	United States	12,778,196	10,355,266
2.00%, 4/20/52	United States	4,878,433	3,952,999
2.00%, 5/20/52	United States	10,234,963	8,293,392
2.00%, 6/20/52	United States	4,913,658	3,981,556
2.50%, 4/20/52	United States	8,581,341	7,217,056
2.50%, 6/20/52	United States	4,902,906	4,123,430
3.50%, 10/20/47	United States	6,285,425	5,703,135

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

4.00%, 6/20/52	United States	6,710,952	6,208,205
5.00%, 9/20/53	United States	3,207,112	3,123,642
5.50%, 5/20/53	United States	7,214,334	7,165,162
6.00%, 4/20/54	United States	11,432,708	11,490,243
6.00%, 6/20/54	United States	3,880,000	3,899,526
6.50%, 4/20/54	United States	2,201,414	2,235,018
6.50%, 5/20/54	United States	11,544,116	11,720,339
U.S. Treasury Bonds,
1.125%, 5/15/40	United States	1,850,000	1,139,123
1.125%, 8/15/40	United States	21,200,000	12,916,266
1.25%, 5/15/50	United States	22,465,000	11,138,603
1.375%, 8/15/50	United States	68,475,000	35,054,653
1.875%, 2/15/51	United States	2,100,000	1,226,777
2.00%, 11/15/41	United States	39,050,000	26,842,299
2.00%, 2/15/50	United States	17,200,000	10,449,672
2.00%, 8/15/51	United States	4,900,000	2,944,594
2.25%, 8/15/46	United States	10,314,000	6,877,343
2.25%, 8/15/49	United States	2,050,000	1,325,373
2.75%, 8/15/42	United States	22,450,000	17,274,223
2.75%, 11/15/42	United States	12,800,000	9,813,500
2.75%, 11/15/47	United States	9,420,000	6,851,578
3.00%, 11/15/44	United States	5,795,000	4,527,570
3.00%, 2/15/49	United States	27,743,000	21,019,657
3.625%, 2/15/53	United States	14,600,000	12,423,117
3.625%, 5/15/53	United States	450,000	383,010
U.S. Treasury Notes,
0.375%, 11/30/25	United States	82,150,000	77,078,200
0.375%, 1/31/26	United States	63,700,000	59,374,123
0.875%, 6/30/26	United States	73,300,000	68,008,656
1.25%, 12/31/26	United States	83,300,000	76,800,323
1.25%, 8/15/31	United States	14,160,000	11,494,214
1.375%, 11/15/31	United States	2,400,000	1,952,719
1.50%, 10/31/24	United States	70,000,000	69,102,430
2.25%, 8/15/27	United States	6,800,000	6,354,680
2.75%, 8/15/32	United States	19,400,000	17,266,379
3.25%, 6/30/27	United States	78,565,000	75,816,759
3.50%, 4/30/28	United States	7,500,000	7,255,518
3.75%, 5/31/30	United States	11,000,000	10,654,531
4.00%, 10/31/29	United States	36,300,000	35,693,109
4.125%, 7/31/28	United States	12,700,000	12,567,295
4.375%, 5/15/34	United States	6,900,000	6,902,695

Total U.S. Government & Agency Securities (Cost $1,302,155,982)			1,224,223,983

Municipal Bonds 1.0%
California 0.9%
Golden State Tobacco Securitization Corp., Subordinate Bond, Refunding, Series 2021, 3.85%, 6/01/50	United States	5,340,000	5,011,813
San Bernardino Community College District,
Refunding, 2.686%, 8/01/41	United States	6,140,000	4,486,607
Refunding, 2.856%, 8/01/49	United States	3,575,000	2,382,005
Whittier City School District, Refunding, 3.306%, 8/01/43	United States	7,500,000	5,928,272

			17,808,697

Ohio 0.1%
Greenville City School District, Refunding, 3.541%, 1/01/51	United States	1,295,000	1,002,085

Total Municipal Bonds (Cost $23,708,414)			18,810,782

Foreign Government and Agency Securities 0.8%
Chile Government International Bonds, 3.500%, 1/25/50	Chile	1,100,000	794,030
Peru Government International Bonds, 2.783%, 1/23/31	Peru	5,850,000	5,037,164
[a] African Export-Import Bank, 3.994%, 9/21/29	Supranational	6,100,000	5,483,040

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Banque Ouest Africaine de Developpement, 5.000%, 7/27/27	Supranational	3,800,000	3,637,431

Total Foreign Government and Agency Securities (Cost $17,368,994)			14,951,665

Asset-Backed Security 0.3%
[a] New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61	United States	6,660,000	5,938,106

Total Asset-Backed Securities (Cost $6,604,458)			5,938,106

Commercial Mortgage- Backed Securities 1.7%
Bank,
Series 2021-BN33, Class A5, 2.556%, 5/15/64	United States	2,780,000	2,345,079
[b] Series 2022-BN40, Class A4, 3.506%, 3/15/64	United States	2,800,000	2,467,306
Benchmark Mortgage Trust,
Series 2021-B31, Class A5, 2.669%, 12/15/54	United States	2,780,000	2,328,829
[b] Series 2022-B32, Class A5, 3.002%, 1/15/55	United States	5,560,000	4,643,456
[b] Series 2023-V3, Class A3, 6.363%, 7/15/56	United States	540,000	557,764
BX Commercial Mortgage Trust,
[a,b] Series 2021-VOLT, Class B, 1 mo. USD Term SOFR + 1.06%, 6.393%, 9/15/36	United States	3,190,000	3,146,157
[a,b] Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 6.342%, 2/15/39	United States	2,530,336	2,504,104
[a,b] BX Mortgage Trust, Series 2021-PAC, Class A, 1 mo. USD Term SOFR + 0.80%, 6.133%, 10/15/36	United States	3,090,000	3,052,808
[a,b] BX Trust, Series 2022-IND, Class A, 1 mo. USD Term SOFR + 1.49%, 6.82%, 4/15/37	United States	3,785,950	3,779,166
[a,b] DBCG Mortgage Trust, Series 2017-BBG, Class A, 8.50%, 6/15/34	United States	7,007,049	7,006,635

Total Commercial Mortgage- Backed Securities (Cost $33,791,332)			31,831,304

Total Investments before Short-Term Investments (Cost $1,974,539,857)			1,855,661,735

Short-Term Investments 2.8%
Money Market Funds 2.8%
c,d Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	United States	53,609,580	53,609,580

Total Short-Term Investments (Cost $53,609,580)			53,609,580

Total Investments (Cost $2,028,149,437) 99.9%			1,909,271,315

Other Assets, less Liabilities 0.1%			2,638,764

Net Assets 100.0%			$1,911,910,079

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $132,162,041, representing 6.9% of net assets.

bVariable rate security. The rate shown represents the yield at period end.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Interest rate contracts
U.S. Treasury 10 Yr. Note	Long	37	$ 4,069,422	9/19/24	$ 69,323
U.S. Treasury 2 Yr. Note	Long	238	48,604,063	9/30/24	187,942
U.S. Treasury 5 Yr. Note	Long	514	54,781,156	9/30/24	619,543
U.S. Treasury Ultra 10 Yr. (CBT)	Long	5	567,656	9/19/24	1,946

Total Futures Contracts					$878,754

*As of period end.

Abbreviations

Selected Portfolio

FRN	– Floating Rate Note

REIT	– Real Estate Investment Trust

SOFR	– Secured Overnight Financing Rate

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin U.S. Core Dividend Tilt Index ETF	Industry	Shares	Value
Common Stocks 99.8%
Brazil 0.3%
[a] MercadoLibre, Inc.	Broadline Retail	90	$147,906

Netherlands 0.4%
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	884	237,875

Russia 0.0%
[b] Tatneft PJSC	Oil, Gas & Consumable Fuels	15,990	—

United Kingdom 0.1%
CNH Industrial NV	Machinery	3,328	33,713

United States 99.0%
3M Co.	Industrial Conglomerates	1,950	199,270
Abbott Laboratories	Health Care Equipment & Supplies	2,574	267,464
AbbVie, Inc.	Biotechnology	3,666	628,792
Accenture PLC, Class A	IT Services	780	236,660
[a] Adobe, Inc.	Software	442	245,549
[a] Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	1,924	312,092
AES Corp.	Independent Power Producers & Energy Traders	2,241	39,374
Air Products & Chemicals, Inc.	Chemicals	364	93,930
Alexandria Real Estate Equities, Inc.	Health Care REITs	567	66,322
Alliant Energy Corp.	Electric Utilities	936	47,642
Allstate Corp.	Insurance	286	45,663
Alphabet, Inc., Class A	Interactive Media & Services	6,084	1,108,201
Alphabet, Inc., Class C	Interactive Media & Services	5,408	991,935
Altria Group, Inc.	Tobacco	6,162	280,679
[a] Amazon.com, Inc.	Broadline Retail	10,530	2,034,922
Amcor PLC	Containers & Packaging	5,110	49,976
Ameren Corp.	Multi-Utilities	208	14,791
American Electric Power Co., Inc.	Electric Utilities	1,924	168,812
American Tower Corp.	Specialized REITs	1,144	222,371
Amgen, Inc.	Biotechnology	1,300	406,185
Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	1,430	326,412
Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	1,782	33,965
APA Corp.	Oil, Gas & Consumable Fuels	1,404	41,334
Apollo Global Management, Inc.	Financial Services	1,352	159,631
Apple, Inc.	Technology Hardware, Storage & Peripherals	14,924	3,143,293
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	1,118	263,837
ARES Management Corp., Class A	Capital Markets	594	79,168
[a] Arista Networks, Inc.	Communications Equipment	390	136,687
AT&T, Inc.	Diversified Telecommunication Services	24,128	461,086
Automatic Data Processing, Inc.	Professional Services	260	62,059
AvalonBay Communities, Inc.	Residential REITs	494	102,204
Avangrid, Inc.	Electric Utilities	252	8,954
Baker Hughes Co.	Energy Equipment & Services	1,560	54,865
Bank of America Corp.	Banks	8,019	318,916
Bank of New York Mellon Corp.	Capital Markets	2,704	161,943
Baxter International, Inc.	Health Care Equipment & Supplies	1,846	61,749
Becton Dickinson & Co.	Health Care Equipment & Supplies	26	6,076
Bentley Systems, Inc., Class B	Software	56	2,764
[a] Berkshire Hathaway, Inc., Class B	Financial Services	312	126,922
Best Buy Co., Inc.	Specialty Retail	676	56,980
BlackRock, Inc.	Capital Markets	508	399,959
Blackstone, Inc.	Capital Markets	2,470	305,786
a Block, Inc.	Financial Services	297	19,154
Boston Properties, Inc.	Office REITs	546	33,612
Bristol-Myers Squibb Co.	Pharmaceuticals	7,020	291,541
Broadcom, Inc.	Semiconductors & Semiconductor Equipment	610	979,373
Broadridge Financial Solutions, Inc.	Professional Services	416	81,952
[a] Cadence Design Systems, Inc.	Software	286	88,016
Camden Property Trust	Residential REITs	364	39,716

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Campbell Soup Co.	Food Products	728	32,898
Cardinal Health, Inc.	Health Care Providers & Services	108	10,619
Carlyle Group, Inc.	Capital Markets	806	32,361
Caterpillar, Inc.	Machinery	364	121,248
Chevron Corp.	Oil, Gas & Consumable Fuels	4,004	626,306
[a] Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	1,150	72,047
Cigna Group	Health Care Providers & Services	54	17,851
Cincinnati Financial Corp.	Insurance	540	63,774
Cisco Systems, Inc.	Communications Equipment	8,736	415,047
Citigroup, Inc.	Banks	6,604	419,090
Citizens Financial Group, Inc.	Banks	1,612	58,080
Clorox Co.	Household Products	442	60,320
[a] Cloudflare, Inc., Class A	IT Services	416	34,457
CME Group, Inc.	Capital Markets	1,323	260,102
CMS Energy Corp.	Multi-Utilities	962	57,268
Coca-Cola Co.	Beverages	7,228	460,062
[a] Coinbase Global, Inc., Class A	Capital Markets	234	52,002
Colgate-Palmolive Co.	Household Products	312	30,276
Comcast Corp., Class A	Media	4,940	193,450
Conagra Brands, Inc.	Food Products	1,768	50,247
ConocoPhillips	Oil, Gas & Consumable Fuels	1,326	151,668
Consolidated Edison, Inc.	Multi-Utilities	1,274	113,921
Corebridge Financial, Inc.	Financial Services	832	24,228
Corning, Inc.	Electronic Equipment, Instruments & Components	2,678	104,040
Costco Wholesale Corp.	Consumer Staples Distribution & Retail	176	149,598
Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	2,730	72,809
CRH PLC	Construction Materials	884	66,282
[a] Crowdstrike Holdings, Inc., Class A	Software	442	169,370
Crown Castle, Inc.	Specialized REITs	1,586	154,952
Cummins, Inc.	Machinery	494	136,803
CVS Health Corp.	Health Care Providers & Services	3,952	233,405
Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	442	66,883
[a] Datadog, Inc., Class A	Software	390	50,579
Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	390	53,785
Devon Energy Corp.	Oil, Gas & Consumable Fuels	2,340	110,916
Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	621	124,318
Digital Realty Trust, Inc.	Specialized REITs	1,014	154,179
Discover Financial Services	Consumer Finance	442	57,818
Dominion Energy, Inc.	Multi-Utilities	3,172	155,428
Dow, Inc.	Chemicals	2,548	135,171
DTE Energy Co.	Multi-Utilities	728	80,815
Duke Energy Corp.	Electric Utilities	2,730	273,628
[a] Dynatrace, Inc.	Software	416	18,612
East West Bancorp, Inc.	Banks	520	38,080
Eastman Chemical Co.	Chemicals	416	40,756
Eaton Corp. PLC	Electrical Equipment	650	203,807
eBay, Inc.	Broadline Retail	1,296	69,621
Edison International	Electric Utilities	1,430	102,688
Eli Lilly & Co.	Pharmaceuticals	936	847,436
Emerson Electric Co.	Electrical Equipment	780	85,925
Entegris, Inc.	Semiconductors & Semiconductor Equipment	84	11,374
Entergy Corp.	Electric Utilities	780	83,460
EOG Resources, Inc.	Oil, Gas & Consumable Fuels	260	32,726
Equinix, Inc.	Specialized REITs	144	108,950
Equity LifeStyle Properties, Inc.	Residential REITs	676	44,028
Equity Residential	Residential REITs	1,196	82,931
Essex Property Trust, Inc.	Residential REITs	208	56,618
Estee Lauder Cos., Inc., Class A	Personal Care Products	286	30,430
Evergy, Inc.	Electric Utilities	832	44,071
Eversource Energy	Electric Utilities	1,242	70,434
Exelon Corp.	Electric Utilities	3,718	128,680
Extra Space Storage, Inc.	Specialized REITs	702	109,098
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	6,032	694,404
Fastenal Co.	Trading Companies & Distributors	2,080	130,707
FedEx Corp.	Air Freight & Logistics	156	46,775

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Fidelity National Financial, Inc.	Insurance	936	46,257
Fidelity National Information Services, Inc.	Financial Services	1,118	84,252
Fifth Third Bancorp	Banks	2,496	91,079
FirstEnergy Corp.	Electric Utilities	1,924	73,631
Ford Motor Co.	Automobiles	14,040	176,062
Franklin Resources, Inc.	Capital Markets	1,066	23,825
Garmin Ltd.	Household Durables	520	84,718
Gen Digital, Inc.	Software	1,485	37,095
General Dynamics Corp.	Aerospace & Defense	104	30,175
General Mills, Inc.	Food Products	2,106	133,226
Genuine Parts Co.	Distributors	338	46,752
Gilead Sciences, Inc.	Biotechnology	4,420	303,256
Goldman Sachs Group, Inc.	Capital Markets	546	246,967
Healthpeak Properties, Inc.	Health Care REITs	2,574	50,450
Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	2,288	48,437
Home Depot, Inc.	Specialty Retail	1,534	528,064
Honeywell International, Inc.	Industrial Conglomerates	468	99,937
Hormel Foods Corp.	Food Products	1,040	31,710
Host Hotels & Resorts, Inc.	Hotel & Resort REITs	2,496	44,878
HP, Inc.	Technology Hardware, Storage & Peripherals	2,964	103,799
Hubbell, Inc., Class B	Electrical Equipment	84	30,700
[a] HubSpot, Inc.	Software	112	66,056
Huntington Bancshares, Inc.	Banks	5,746	75,732
Illinois Tool Works, Inc.	Machinery	884	209,473
Intel Corp.	Semiconductors & Semiconductor Equipment	5,798	179,564
International Business Machines Corp.	IT Services	2,678	463,160
International Flavors & Fragrances, Inc.	Chemicals	884	84,166
International Paper Co.	Containers & Packaging	1,222	52,729
Interpublic Group of Cos., Inc.	Media	1,404	40,842
Intuit, Inc.	Software	416	273,399
[a] Intuitive Surgical, Inc.	Health Care Equipment & Supplies	156	69,397
Invitation Homes, Inc.	Residential REITs	2,028	72,785
Iron Mountain, Inc.	Specialized REITs	962	86,214
J M Smucker Co.	Food Products	390	42,526
Johnson & Johnson	Pharmaceuticals	4,732	691,629
Johnson Controls International PLC	Building Products	1,612	107,150
JPMorgan Chase & Co.	Banks	3,588	725,709
Juniper Networks, Inc.	Communications Equipment	1,170	42,658
Kellanova	Food Products	972	56,065
Kenvue, Inc.	Personal Care Products	6,630	120,533
KeyCorp	Banks	3,484	49,508
Kimberly-Clark Corp.	Household Products	1,170	161,694
Kimco Realty Corp.	Retail REITs	2,484	48,339
Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	6,838	135,871
KKR & Co., Inc.	Capital Markets	286	30,099
KLA Corp.	Semiconductors & Semiconductor Equipment	260	214,373
Kraft Heinz Co.	Food Products	3,406	109,741
Lam Research Corp.	Semiconductors & Semiconductor Equipment	234	249,175
Linde PLC	Chemicals	182	79,863
LKQ Corp.	Distributors	546	22,708
Lockheed Martin Corp.	Aerospace & Defense	78	36,434
Lowe’s Cos., Inc.	Specialty Retail	624	137,567
LyondellBasell Industries NV, Class A	Chemicals	962	92,025
M&T Bank Corp.	Banks	624	94,449
Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	832	58,157
Masco Corp.	Building Products	196	13,067
Mastercard, Inc., Class A	Financial Services	312	137,642
McDonald’s Corp.	Hotels, Restaurants & Leisure	468	119,265
Medtronic PLC	Health Care Equipment & Supplies	3,900	306,969
Merck & Co., Inc.	Pharmaceuticals	3,874	479,601
Meta Platforms, Inc., Class A	Interactive Media & Services	2,273	1,146,092
MetLife, Inc.	Insurance	806	56,573
Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	1,872	171,288
Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	936	123,112
Microsoft Corp.	Software	8,554	3,823,210

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Mid-America Apartment Communities, Inc.	Residential REITs	416	59,326
Molson Coors Beverage Co., Class B	Beverages	520	26,432
[a] MongoDB, Inc.	IT Services	182	45,493
Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	114	93,672
Morgan Stanley	Capital Markets	3,952	384,095
MSCI, Inc.	Capital Markets	232	111,766
NetApp, Inc.	Technology Hardware, Storage & Peripherals	598	77,022
[a] Netflix, Inc.	Entertainment	461	311,120
Newmont Corp.	Metals & Mining	3,718	155,673
NextEra Energy, Inc.	Electric Utilities	910	64,437
NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	962	72,506
NiSource, Inc.	Multi-Utilities	1,638	47,191
Norfolk Southern Corp.	Ground Transportation	156	33,492
Northern Trust Corp.	Capital Markets	728	61,137
NRG Energy, Inc.	Electric Utilities	364	28,341
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	24,856	3,070,710
[a] Okta, Inc.	IT Services	140	13,105
Omnicom Group, Inc.	Media	728	65,302
ONEOK, Inc.	Oil, Gas & Consumable Fuels	2,080	169,624
Oracle Corp.	Software	1,742	245,970
Packaging Corp. of America	Containers & Packaging	312	56,959
[a] Palantir Technologies, Inc., Class A	Software	3,120	79,030
[a] Palo Alto Networks, Inc.	Software	390	132,214
Parker-Hannifin Corp.	Machinery	54	27,314
Paychex, Inc.	Professional Services	1,118	132,550
PepsiCo, Inc.	Beverages	2,184	360,207
Pfizer, Inc.	Pharmaceuticals	16,744	468,497
Philip Morris International, Inc.	Tobacco	4,446	450,513
Phillips 66	Oil, Gas & Consumable Fuels	910	128,465
PNC Financial Services Group, Inc.	Banks	1,456	226,379
PPL Corp.	Electric Utilities	2,730	75,484
Principal Financial Group, Inc.	Insurance	864	67,781
Procter & Gamble Co.	Household Products	2,808	463,095
Prologis, Inc.	Industrial REITs	2,366	265,725
Prudential Financial, Inc.	Insurance	1,352	158,441
Public Service Enterprise Group, Inc.	Multi-Utilities	1,560	114,972
Public Storage	Specialized REITs	546	157,057
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	2,184	435,009
Realty Income Corp.	Retail REITs	3,120	164,798
Regency Centers Corp.	Retail REITs	598	37,196
Regions Financial Corp.	Banks	3,380	67,735
Rockwell Automation, Inc.	Electrical Equipment	390	107,359
Royalty Pharma PLC, Class A	Pharmaceuticals	448	11,814
RTX Corp.	Aerospace & Defense	1,040	104,406
Salesforce, Inc.	Software	936	240,646
Schlumberger NV	Energy Equipment & Services	754	35,574
Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	650	67,126
[a] ServiceNow, Inc.	Software	286	224,988
Simon Property Group, Inc.	Retail REITs	1,066	161,819
Sirius XM Holdings, Inc.	Media	2,392	6,769
Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	520	55,422
Snap-on, Inc.	Machinery	189	49,403
[a] Snowflake, Inc., Class A	IT Services	468	63,222
Southern Co.	Electric Utilities	3,718	288,405
Southern Copper Corp.	Metals & Mining	338	36,416
Southwest Airlines Co.	Passenger Airlines	2,002	57,277
Stanley Black & Decker, Inc.	Machinery	520	41,543
Starbucks Corp.	Hotels, Restaurants & Leisure	2,727	212,297
State Street Corp.	Capital Markets	1,144	84,656
Stryker Corp.	Health Care Equipment & Supplies	104	35,386
Sun Communities, Inc.	Residential REITs	442	53,190
[a] Super Micro Computer, Inc.	Technology Hardware, Storage & Peripherals	78	63,909
[a] Synopsys, Inc.	Software	130	77,358
Sysco Corp.	Consumer Staples Distribution & Retail	1,352	96,519
T Rowe Price Group, Inc.	Capital Markets	783	90,288

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Target Corp.	Consumer Staples Distribution & Retail	728	107,773
TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	140	21,060
[a] Tesla, Inc.	Automobiles	2,938	581,371
Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	2,418	470,374
Tractor Supply Co.	Specialty Retail	104	28,080
[a] Trade Desk, Inc., Class A	Media	312	30,473
Trane Technologies PLC	Building Products	27	8,881
Truist Financial Corp.	Banks	4,862	188,889
Tyson Foods, Inc., Class A	Food Products	1,040	59,426
U.S. Bancorp	Banks	5,694	226,052
[a] Uber Technologies, Inc.	Ground Transportation	2,210	160,623
UDR, Inc.	Residential REITs	1,066	43,866
Union Pacific Corp.	Ground Transportation	754	170,600
United Parcel Service, Inc., Class B	Air Freight & Logistics	2,652	362,926
UnitedHealth Group, Inc.	Health Care Providers & Services	884	450,186
Valero Energy Corp.	Oil, Gas & Consumable Fuels	312	48,909
Ventas, Inc.	Health Care REITs	1,456	74,635
Verizon Communications, Inc.	Diversified Telecommunication Services	11,960	493,230
Vertiv Holdings Co., Class A	Electrical Equipment	754	65,274
Viatris, Inc.	Pharmaceuticals	4,264	45,326
VICI Properties, Inc.	Specialized REITs	3,718	106,484
Visa, Inc., Class A	Financial Services	675	177,167
Walgreens Boots Alliance, Inc.	Consumer Staples Distribution & Retail	2,619	31,677
Walmart, Inc.	Consumer Staples Distribution & Retail	216	14,625
Walt Disney Co.	Entertainment	810	80,425
Watsco, Inc.	Trading Companies & Distributors	130	60,221
WEC Energy Group, Inc.	Multi-Utilities	1,144	89,758
Wells Fargo & Co.	Banks	3,640	216,180
Welltower, Inc.	Health Care REITs	648	67,554
Westrock Co.	Containers & Packaging	988	49,657
Williams Cos., Inc.	Oil, Gas & Consumable Fuels	4,290	182,325
[a] Workday, Inc., Class A	Software	189	42,253
WP Carey, Inc.	Diversified REITs	783	43,104
Xcel Energy, Inc.	Electric Utilities	1,976	105,538
[a] Zscaler, Inc.	Software	260	49,969

			54,196,693

Total Common Stocks (Cost $46,132,300)			54,616,187

Total Investments before Short-Term Investments (Cost $46,132,300)			54,616,187

Short-Term Investments 0.0%†
Money Market Funds 0.0%†
United States 0.0%†
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	23,071	23,071

Total Short-Term Investments (Cost $23,071)			23,071

Total Investments (Cost $46,155,371) 99.8%			54,639,258
Other Assets, less Liabilities 0.2%			86,573

Net Assets 100.0%			$54,725,831

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini	Long	4	$110,430	9/20/24	$(520)

*As of period end.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin U.S. Equity Index ETF	Industry	Shares	Value
Common Stocks 99.9%
Brazil 0.2%
[a] MercadoLibre, Inc.	Broadline Retail	1,161	$1,907,987

Netherlands 0.1%
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	6,097	1,640,642

Russia 0.0%
[b] Alrosa PJSC	Metals & Mining	3,584	—
[a,b] Gazprom PJSC	Oil, Gas & Consumable Fuels	15,428	—
[b] GMK Norilskiy Nickel PAO	Metals & Mining	10,000	—
[b] Inter RAO UES PJSC	Electric Utilities	53,546	—
[b] LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	—
[b] Novolipetsk Steel PJSC	Metals & Mining	2,272	—
[b] PhosAgro PJSC	Chemicals	73	—
[a,b] PhosAgro PJSC	Chemicals	2	—
[a,b] Polyus PJSC	Metals & Mining	50	—
[b] Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	1,154	—
[b] Severstal PAO	Metals & Mining	392	—
[b] Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	—
[b] Tatneft PJSC	Oil, Gas & Consumable Fuels	1,974	—
[a,b] United Co. RUSAL International PJSC	Metals & Mining	1,714	—

			—

United Kingdom 0.0%†
CNH Industrial NV	Machinery	22,512	228,046

United States 99.6%
3M Co.	Industrial Conglomerates	13,132	1,341,959
Abbott Laboratories	Health Care Equipment & Supplies	40,803	4,239,840
AbbVie, Inc.	Biotechnology	41,741	7,159,416
Accenture PLC, Class A	IT Services	14,539	4,411,278
[a] Adobe, Inc.	Software	10,787	5,992,610
[a] Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	37,989	6,162,196
AES Corp.	Independent Power Producers & Energy Traders	17,353	304,892
Aflac, Inc.	Insurance	12,194	1,089,046
Agilent Technologies, Inc.	Life Sciences Tools & Services	7,035	911,947
Air Products & Chemicals, Inc.	Chemicals	5,159	1,331,280
[a] Airbnb, Inc., Class A	Hotels, Restaurants & Leisure	9,849	1,493,404
[a] Akamai Technologies, Inc.	IT Services	3,752	337,980
Albemarle Corp.	Chemicals	2,814	268,793
Albertsons Cos., Inc., Class A	Consumer Staples Distribution & Retail	9,849	194,518
Alexandria Real Estate Equities, Inc.	Health Care REITs	3,752	438,871
[a] Align Technology, Inc.	Health Care Equipment & Supplies	1,876	452,923
Allegion PLC	Building Products	1,876	221,649
Alliant Energy Corp.	Electric Utilities	6,097	310,337
Allstate Corp.	Insurance	6,097	973,447
[a] Alnylam Pharmaceuticals, Inc.	Biotechnology	2,814	683,802
Alphabet, Inc., Class A	Interactive Media & Services	138,824	25,286,792
Alphabet, Inc., Class C	Interactive Media & Services	123,816	22,710,331
Altria Group, Inc.	Tobacco	40,803	1,858,577
[a] Amazon.com, Inc.	Broadline Retail	221,837	42,870,000
Amcor PLC	Containers & Packaging	34,237	334,838
Ameren Corp.	Multi-Utilities	6,097	433,558
American Electric Power Co., Inc.	Electric Utilities	12,663	1,111,052
American Express Co.	Consumer Finance	13,601	3,149,312
American Financial Group, Inc.	Insurance	1,876	230,786
American International Group, Inc.	Insurance	15,946	1,183,831
American Tower Corp.	Specialized REITs	10,787	2,096,777
American Water Works Co., Inc.	Water Utilities	4,690	605,760
Ameriprise Financial, Inc.	Capital Markets	2,345	1,001,761
AMETEK, Inc.	Electrical Equipment	5,159	860,057
Amgen, Inc.	Biotechnology	12,663	3,956,554

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Amphenol Corp., Class A	Electronic Equipment, Instruments & Components	28,140	1,895,792
Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	11,725	2,676,348
Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	11,725	223,478
[a] ANSYS, Inc.	Software	1,876	603,134
Aon PLC, Class A	Insurance	5,159	1,514,579
APA Corp.	Oil, Gas & Consumable Fuels	8,911	262,340
Apollo Global Management, Inc.	Financial Services	9,380	1,107,497
Apple, Inc.	Technology Hardware, Storage & Peripherals	340,494	71,714,846
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	19,698	4,648,531
[a] Aptiv PLC	Automobile Components	6,566	462,378
[a] Arch Capital Group Ltd.	Insurance	8,911	899,031
Archer-Daniels-Midland Co.	Food Products	11,725	708,776
ARES Management Corp., Class A	Capital Markets	4,221	562,575
[a] Arista Networks, Inc.	Communications Equipment	6,097	2,136,877
Arthur J Gallagher & Co.	Insurance	5,159	1,337,780
[a] Aspen Technology, Inc.	Software	469	93,157
AT&T, Inc.	Diversified Telecommunication Services	167,902	3,208,607
[a] Atlassian Corp., Class A	Software	3,752	663,654
Atmos Energy Corp.	Gas Utilities	3,752	437,671
[a] Autodesk, Inc.	Software	5,159	1,276,595
Automatic Data Processing, Inc.	Professional Services	9,849	2,350,858
[a] AutoZone, Inc.	Specialty Retail	422	1,250,850
AvalonBay Communities, Inc.	Residential REITs	3,283	679,220
Avangrid, Inc.	Electric Utilities	1,876	66,654
[a] Avantor, Inc.	Life Sciences Tools & Services	15,477	328,112
Avery Dennison Corp.	Containers & Packaging	1,876	410,187
[a] Axon Enterprise, Inc.	Aerospace & Defense	1,876	551,994
Baker Hughes Co.	Energy Equipment & Services	23,919	841,231
Ball Corp.	Containers & Packaging	7,504	450,390
Bank of America Corp.	Banks	160,398	6,379,028
Bank of New York Mellon Corp.	Capital Markets	17,822	1,067,360
Baxter International, Inc.	Health Care Equipment & Supplies	12,194	407,889
Becton Dickinson & Co.	Health Care Equipment & Supplies	7,035	1,644,150
Bentley Systems, Inc., Class B	Software	3,283	162,049
[a] Berkshire Hathaway, Inc., Class B	Financial Services	42,679	17,361,817
Best Buy Co., Inc.	Specialty Retail	4,221	355,788
[a] Biogen, Inc.	Biotechnology	3,283	761,065
[a] BioMarin Pharmaceutical, Inc.	Biotechnology	4,690	386,128
Bio-Techne Corp.	Life Sciences Tools & Services	3,752	268,831
BlackRock, Inc.	Capital Markets	3,508	2,761,919
Blackstone, Inc.	Capital Markets	16,884	2,090,239
[a] Block, Inc.	Financial Services	13,132	846,883
[a] Boeing Co.	Aerospace & Defense	14,539	2,646,243
Booking Holdings, Inc.	Hotels, Restaurants & Leisure	805	3,189,007
Booz Allen Hamilton Holding Corp.	Professional Services	2,814	433,075
Boston Properties, Inc.	Office REITs	3,752	230,973
[a] Boston Scientific Corp.	Health Care Equipment & Supplies	34,237	2,636,591
Bristol-Myers Squibb Co.	Pharmaceuticals	47,369	1,967,235
Broadcom, Inc.	Semiconductors & Semiconductor Equipment	10,735	17,235,365
Broadridge Financial Solutions, Inc.	Professional Services	2,814	554,358
Brown & Brown, Inc.	Insurance	5,628	503,199
Brown-Forman Corp., Class A	Beverages	938	41,394
Brown-Forman Corp., Class B	Beverages	7,035	303,842
[a] Builders FirstSource, Inc.	Building Products	2,814	389,486
Bunge Global SA	Food Products	3,283	350,526
[a] Burlington Stores, Inc.	Specialty Retail	1,407	337,680
[a] Cadence Design Systems, Inc.	Software	6,566	2,020,686
Camden Property Trust	Residential REITs	2,345	255,863
Campbell Soup Co.	Food Products	4,690	211,941
Capital One Financial Corp.	Consumer Finance	8,911	1,233,728
Cardinal Health, Inc.	Health Care Providers & Services	5,628	553,345
Carlyle Group, Inc.	Capital Markets	4,690	188,304
[a] CarMax, Inc.	Specialty Retail	3,752	275,172
[a] Carnival Corp.	Hotels, Restaurants & Leisure	22,512	421,425
Carrier Global Corp.	Building Products	19,698	1,242,550

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Caterpillar, Inc.	Machinery	11,725	3,905,597
[a] CBRE Group, Inc., Class A	Real Estate Management & Development	7,035	626,889
CDW Corp.	Electronic Equipment, Instruments & Components	3,283	734,867
Celanese Corp.	Chemicals	2,345	316,317
Cencora, Inc.	Health Care Providers & Services	4,221	950,991
[a] Centene Corp.	Health Care Providers & Services	12,663	839,557
CenterPoint Energy, Inc.	Multi-Utilities	15,008	464,948
CF Industries Holdings, Inc.	Chemicals	4,221	312,861
[a] Charles River Laboratories International, Inc.	Life Sciences Tools & Services	1,407	290,658
Charles Schwab Corp.	Capital Markets	33,768	2,488,364
[a] Charter Communications, Inc., Class A	Media	2,345	701,061
Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	5,159	901,948
Chevron Corp.	Oil, Gas & Consumable Fuels	40,803	6,382,405
[a] Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	32,306	2,023,971
Chubb Ltd.	Insurance	9,380	2,392,650
Church & Dwight Co., Inc.	Household Products	5,628	583,511
Cigna Group	Health Care Providers & Services	6,566	2,170,523
Cincinnati Financial Corp.	Insurance	3,752	443,111
Cintas Corp.	Commercial Services & Supplies	2,070	1,449,538
Cisco Systems, Inc.	Communications Equipment	95,207	4,523,285
Citigroup, Inc.	Banks	44,555	2,827,460
Citizens Financial Group, Inc.	Banks	10,787	388,656
Clorox Co.	Household Products	2,814	384,027
[a] Cloudflare, Inc., Class A	IT Services	7,035	582,709
CME Group, Inc.	Capital Markets	8,442	1,659,697
CMS Energy Corp.	Multi-Utilities	7,035	418,794
Coca-Cola Co.	Beverages	92,393	5,880,814
Cognizant Technology Solutions Corp., Class A	IT Services	11,725	797,300
[a] Coinbase Global, Inc., Class A	Capital Markets	4,690	1,042,259
Colgate-Palmolive Co.	Household Products	19,698	1,911,494
Comcast Corp., Class A	Media	92,393	3,618,110
Conagra Brands, Inc.	Food Products	10,787	306,567
ConocoPhillips	Oil, Gas & Consumable Fuels	27,671	3,165,009
Consolidated Edison, Inc.	Multi-Utilities	7,973	712,946
Constellation Brands, Inc., Class A	Beverages	3,752	965,315
Constellation Energy Corp.	Electric Utilities	7,504	1,502,826
Cooper Cos., Inc.	Health Care Equipment & Supplies	4,690	409,437
[a] Copart, Inc.	Commercial Services & Supplies	20,636	1,117,646
Corebridge Financial, Inc.	Financial Services	5,628	163,887
Corning, Inc.	Electronic Equipment, Instruments & Components	18,291	710,605
[a] Corpay, Inc.	Financial Services	1,407	374,839
Corteva, Inc.	Chemicals	16,884	910,723
[a] CoStar Group, Inc.	Real Estate Management & Development	9,849	730,205
Costco Wholesale Corp.	Consumer Staples Distribution & Retail	10,485	8,912,145
Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	17,822	475,313
[a] Coupang, Inc.	Broadline Retail	27,671	579,707
CRH PLC	Construction Materials	15,946	1,195,631
[a] Crowdstrike Holdings, Inc., Class A	Software	5,628	2,156,593
Crown Castle, Inc.	Specialized REITs	10,318	1,008,069
Crown Holdings, Inc.	Containers & Packaging	2,814	209,333
CSX Corp.	Ground Transportation	45,962	1,537,429
Cummins, Inc.	Machinery	3,283	909,161
CVS Health Corp.	Health Care Providers & Services	29,547	1,745,046
Danaher Corp.	Life Sciences Tools & Services	15,946	3,984,108
Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	2,814	425,814
[a] Datadog, Inc., Class A	Software	7,035	912,369
[a] Dayforce, Inc.	Professional Services	3,283	162,837
[a] Deckers Outdoor Corp.	Textiles, Apparel & Luxury Goods	612	592,385
Deere & Co.	Machinery	6,097	2,278,022
Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	6,097	840,837
Delta Air Lines, Inc.	Passenger Airlines	15,477	734,229
Devon Energy Corp.	Oil, Gas & Consumable Fuels	15,008	711,379
[a] Dexcom, Inc.	Health Care Equipment & Supplies	9,380	1,063,504
Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	4,221	845,002

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Digital Realty Trust, Inc.	Specialized REITs	7,504	1,140,983
Discover Financial Services	Consumer Finance	6,097	797,549
[a] DocuSign, Inc.	Software	4,690	250,915
Dollar General Corp.	Consumer Staples Distribution & Retail	5,159	682,175
[a] Dollar Tree, Inc.	Consumer Staples Distribution & Retail	5,159	550,826
Dominion Energy, Inc.	Multi-Utilities	19,698	965,202
Domino’s Pizza, Inc.	Hotels, Restaurants & Leisure	938	484,318
[a] DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	7,504	816,285
Dover Corp.	Machinery	3,283	592,417
Dow, Inc.	Chemicals	16,884	895,696
DR Horton, Inc.	Household Durables	7,035	991,443
DTE Energy Co.	Multi-Utilities	4,690	520,637
Duke Energy Corp.	Electric Utilities	18,291	1,833,307
DuPont de Nemours, Inc.	Chemicals	9,849	792,746
[a] Dynatrace, Inc.	Software	6,566	293,763
East West Bancorp, Inc.	Banks	3,283	240,414
Eastman Chemical Co.	Chemicals	2,814	275,688
Eaton Corp. PLC	Electrical Equipment	9,380	2,941,099
eBay, Inc.	Broadline Retail	12,194	655,062
Ecolab, Inc.	Chemicals	6,097	1,451,086
Edison International	Electric Utilities	8,911	639,899
[a] Edwards Lifesciences Corp.	Health Care Equipment & Supplies	14,070	1,299,646
Electronic Arts, Inc.	Entertainment	5,628	784,149
Elevance Health, Inc.	Health Care Providers & Services	5,628	3,049,588
Eli Lilly & Co.	Pharmaceuticals	19,977	18,086,776
Emerson Electric Co.	Electrical Equipment	13,132	1,446,621
[a] Enphase Energy, Inc.	Semiconductors & Semiconductor Equipment	3,283	327,348
Entegris, Inc.	Semiconductors & Semiconductor Equipment	3,752	508,021
Entergy Corp.	Electric Utilities	5,159	552,013
EOG Resources, Inc.	Oil, Gas & Consumable Fuels	13,601	1,711,958
[a] EPAM Systems, Inc.	IT Services	1,407	264,671
EQT Corp.	Oil, Gas & Consumable Fuels	9,849	364,216
Equifax, Inc.	Professional Services	2,814	682,282
Equinix, Inc.	Specialized REITs	2,345	1,774,227
Equitable Holdings, Inc.	Financial Services	7,504	306,613
Equity LifeStyle Properties, Inc.	Residential REITs	4,221	274,914
Equity Residential	Residential REITs	7,973	552,848
Essex Property Trust, Inc.	Residential REITs	1,407	382,985
Estee Lauder Cos., Inc., Class A	Personal Care Products	5,628	598,819
Everest Group Ltd.	Insurance	938	357,397
Evergy, Inc.	Electric Utilities	5,159	273,272
Eversource Energy	Electric Utilities	8,442	478,746
[a] Exact Sciences Corp.	Biotechnology	4,221	178,337
Exelon Corp.	Electric Utilities	23,450	811,604
[a] Expedia Group, Inc.	Hotels, Restaurants & Leisure	2,814	354,536
Expeditors International of Washington, Inc.	Air Freight & Logistics	3,283	409,686
Extra Space Storage, Inc.	Specialized REITs	5,159	801,760
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	106,463	12,256,021
[a] F5, Inc.	Communications Equipment	1,407	242,328
FactSet Research Systems, Inc.	Capital Markets	938	382,957
[a] Fair Isaac Corp.	Software	580	863,423
Fastenal Co.	Trading Companies & Distributors	13,601	854,687
FedEx Corp.	Air Freight & Logistics	5,159	1,546,875
Ferguson PLC	Trading Companies & Distributors	4,690	908,218
Fidelity National Financial, Inc.	Insurance	6,097	301,314
Fidelity National Information Services, Inc.	Financial Services	13,132	989,628
Fifth Third Bancorp	Banks	15,946	581,870
First Citizens BancShares, Inc., Class A	Banks	300	505,083
[a] First Solar, Inc.	Semiconductors & Semiconductor Equipment	2,345	528,704
FirstEnergy Corp.	Electric Utilities	12,194	466,664
[a] Fiserv, Inc.	Financial Services	13,601	2,027,093
[a] Flex Ltd.	Electronic Equipment, Instruments & Components	10,318	304,278
Ford Motor Co.	Automobiles	92,862	1,164,489
[a] Fortinet, Inc.	Software	15,477	932,799
Fortive Corp.	Machinery	8,442	625,552

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Fox Corp., Class A	Media	5,628	193,434
Fox Corp., Class B	Media	3,283	105,122
Franklin Resources, Inc.	Capital Markets	6,566	146,750
Freeport-McMoRan, Inc.	Metals & Mining	33,768	1,641,125
Garmin Ltd.	Household Durables	3,752	611,276
[a] Gartner, Inc.	IT Services	1,876	842,437
GE HealthCare Technologies, Inc.	Health Care Equipment & Supplies	9,380	730,890
[a] GE Vernova, Inc.	Electrical Equipment	6,566	1,126,135
Gen Digital, Inc.	Software	14,070	351,469
General Dynamics Corp.	Aerospace & Defense	5,159	1,496,832
General Electric Co.	Aerospace & Defense	25,795	4,100,631
General Mills, Inc.	Food Products	13,601	860,399
General Motors Co.	Automobiles	27,202	1,263,805
Genuine Parts Co.	Distributors	3,283	454,105
Gilead Sciences, Inc.	Biotechnology	29,547	2,027,220
Global Payments, Inc.	Financial Services	6,097	589,580
[a] GoDaddy, Inc., Class A	IT Services	3,283	458,668
Goldman Sachs Group, Inc.	Capital Markets	7,504	3,394,209
Halliburton Co.	Energy Equipment & Services	21,105	712,927
Hartford Financial Services Group, Inc.	Insurance	7,035	707,299
HCA Healthcare, Inc.	Health Care Providers & Services	4,690	1,506,803
Healthpeak Properties, Inc.	Health Care REITs	16,884	330,926
HEICO Corp.	Aerospace & Defense	938	209,746
HEICO Corp., Class A	Aerospace & Defense	1,876	333,028
Hershey Co.	Food Products	3,283	603,514
Hess Corp.	Oil, Gas & Consumable Fuels	6,566	968,616
Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	30,485	645,367
Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	5,628	1,228,030
[a] Hologic, Inc.	Health Care Equipment & Supplies	5,628	417,879
Home Depot, Inc.	Specialty Retail	23,450	8,072,428
Honeywell International, Inc.	Industrial Conglomerates	15,477	3,304,959
Hormel Foods Corp.	Food Products	7,035	214,497
Host Hotels & Resorts, Inc.	Hotel & Resort REITs	15,477	278,276
Howmet Aerospace, Inc.	Aerospace & Defense	9,380	728,169
HP, Inc.	Technology Hardware, Storage & Peripherals	23,450	821,219
Hubbell, Inc., Class B	Electrical Equipment	1,407	514,230
[a] HubSpot, Inc.	Software	1,144	674,720
Humana, Inc.	Health Care Providers & Services	2,814	1,051,451
Huntington Bancshares, Inc.	Banks	32,830	432,699
Huntington Ingalls Industries, Inc.	Aerospace & Defense	938	231,058
IDEX Corp.	Machinery	1,876	377,451
[a] IDEXX Laboratories, Inc.	Health Care Equipment & Supplies	1,876	913,987
Illinois Tool Works, Inc.	Machinery	7,035	1,667,014
[a] Illumina, Inc.	Life Sciences Tools & Services	3,752	391,634
[a] Incyte Corp.	Biotechnology	4,221	255,877
Ingersoll Rand, Inc.	Machinery	9,380	852,079
[a] Insulet Corp.	Health Care Equipment & Supplies	1,876	378,577
Intel Corp.	Semiconductors & Semiconductor Equipment	100,835	3,122,860
Intercontinental Exchange, Inc.	Capital Markets	13,601	1,861,841
International Business Machines Corp.	IT Services	21,574	3,731,223
International Flavors & Fragrances, Inc.	Chemicals	6,097	580,495
International Paper Co.	Containers & Packaging	7,973	344,035
Interpublic Group of Cos., Inc.	Media	8,911	259,221
Intuit, Inc.	Software	6,566	4,315,241
[a] Intuitive Surgical, Inc.	Health Care Equipment & Supplies	8,442	3,755,424
Invitation Homes, Inc.	Residential REITs	14,070	504,972
[a] IQVIA Holdings, Inc.	Life Sciences Tools & Services	4,221	892,488
Iron Mountain, Inc.	Specialized REITs	7,035	630,477
J M Smucker Co.	Food Products	2,345	255,699
Jack Henry & Associates, Inc.	Financial Services	1,876	311,454
Jacobs Solutions, Inc.	Professional Services	2,814	393,144
JB Hunt Transport Services, Inc.	Ground Transportation	1,876	300,160
Johnson & Johnson	Pharmaceuticals	56,749	8,294,434
Johnson Controls International PLC	Building Products	16,415	1,091,105
JPMorgan Chase & Co.	Banks	67,536	13,659,831

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Juniper Networks, Inc.	Communications Equipment	7,504	273,596
Kellanova	Food Products	6,097	351,675
Kenvue, Inc.	Personal Care Products	40,803	741,799
Keurig Dr Pepper, Inc.	Beverages	25,795	861,553
KeyCorp	Banks	22,043	313,231
[a] Keysight Technologies, Inc.	Electronic Equipment, Instruments & Components	4,221	577,222
Kimberly-Clark Corp.	Household Products	7,973	1,101,869
Kimco Realty Corp.	Retail REITs	15,946	310,309
Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	46,431	922,584
KKR & Co., Inc.	Capital Markets	15,477	1,628,799
KLA Corp.	Semiconductors & Semiconductor Equipment	3,283	2,706,866
Kraft Heinz Co.	Food Products	21,105	680,003
Kroger Co.	Consumer Staples Distribution & Retail	15,946	796,184
L3Harris Technologies, Inc.	Aerospace & Defense	4,690	1,053,280
Labcorp Holdings, Inc.	Health Care Providers & Services	1,876	381,785
Lam Research Corp.	Semiconductors & Semiconductor Equipment	3,102	3,303,165
Lamb Weston Holdings, Inc.	Food Products	3,283	276,035
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	9,849	435,818
Leidos Holdings, Inc.	Professional Services	3,283	478,924
Lennar Corp., Class A	Household Durables	5,628	843,468
Lennox International, Inc.	Building Products	938	501,811
[a] Liberty Media Corp.-Liberty Formula One, Class A	Entertainment	469	30,124
[a] Liberty Media Corp.-Liberty Formula One, Class C	Entertainment	4,690	336,930
Linde PLC	Chemicals	11,256	4,939,245
[a] Live Nation Entertainment, Inc.	Entertainment	3,283	307,748
LKQ Corp.	Distributors	6,566	273,080
Lockheed Martin Corp.	Aerospace & Defense	5,159	2,409,769
Loews Corp.	Insurance	4,221	315,478
Lowe’s Cos., Inc.	Specialty Retail	13,601	2,998,476
LPL Financial Holdings, Inc.	Capital Markets	1,876	523,967
[a] Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	2,814	840,542
LyondellBasell Industries NV, Class A	Chemicals	6,097	583,239
M&T Bank Corp.	Banks	3,752	567,903
Marathon Oil Corp.	Oil, Gas & Consumable Fuels	13,132	376,494
Marathon Petroleum Corp.	Oil, Gas & Consumable Fuels	8,442	1,464,518
[a] Markel Group, Inc.	Insurance	308	485,303
Marriott International, Inc., Class A	Hotels, Restaurants & Leisure	5,628	1,360,682
Marsh & McLennan Cos., Inc.	Insurance	11,725	2,470,692
Martin Marietta Materials, Inc.	Construction Materials	1,407	762,313
Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	20,167	1,409,673
Masco Corp.	Building Products	5,159	343,951
Mastercard, Inc., Class A	Financial Services	19,698	8,689,970
McCormick & Co., Inc.	Food Products	6,097	432,521
McDonald’s Corp.	Hotels, Restaurants & Leisure	16,884	4,302,719
McKesson Corp.	Health Care Providers & Services	3,283	1,917,403
Medtronic PLC	Health Care Equipment & Supplies	30,954	2,436,389
Merck & Co., Inc.	Pharmaceuticals	59,563	7,373,899
Meta Platforms, Inc., Class A	Interactive Media & Services	51,590	26,012,710
MetLife, Inc.	Insurance	14,070	987,573
[a] Mettler-Toledo International, Inc.	Life Sciences Tools & Services	469	655,470
[a] MGM Resorts International	Hotels, Restaurants & Leisure	5,628	250,108
Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	12,663	1,158,664
Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	26,264	3,454,504
Microsoft Corp.	Software	175,406	78,397,712
Mid-America Apartment Communities, Inc.	Residential REITs	2,814	401,305
[a] Moderna, Inc.	Biotechnology	7,973	946,794
[a] Molina Healthcare, Inc.	Health Care Providers & Services	1,407	418,301
Molson Coors Beverage Co., Class B	Beverages	4,221	214,553
Mondelez International, Inc., Class A	Food Products	31,892	2,087,012
[a] MongoDB, Inc.	IT Services	1,876	468,925
Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	1,105	907,956
[a] Monster Beverage Corp.	Beverages	18,291	913,635
Moody’s Corp.	Capital Markets	3,752	1,579,329

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Morgan Stanley	Capital Markets	29,547	2,871,673
Mosaic Co.	Chemicals	7,973	230,420
Motorola Solutions, Inc.	Communications Equipment	3,752	1,448,460
MSCI, Inc.	Capital Markets	1,876	903,763
Nasdaq, Inc.	Capital Markets	9,380	565,239
NetApp, Inc.	Technology Hardware, Storage & Peripherals	4,690	604,072
[a] Netflix, Inc.	Entertainment	10,318	6,963,412
[a] Neurocrine Biosciences, Inc.	Biotechnology	2,345	322,836
Newmont Corp.	Metals & Mining	27,202	1,138,948
News Corp., Class A	Media	8,911	245,676
News Corp., Class B	Media	2,345	66,575
NextEra Energy, Inc.	Electric Utilities	48,307	3,420,619
NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	27,671	2,085,563
NiSource, Inc.	Multi-Utilities	10,787	310,773
Norfolk Southern Corp.	Ground Transportation	5,159	1,107,586
Northern Trust Corp.	Capital Markets	5,159	433,253
Northrop Grumman Corp.	Aerospace & Defense	3,283	1,431,224
NRG Energy, Inc.	Electric Utilities	4,690	365,163
Nucor Corp.	Metals & Mining	5,628	889,674
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	562,331	69,470,372
[a] NVR, Inc.	Household Durables	75	569,142
Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	15,008	945,954
[a] Okta, Inc.	IT Services	3,752	351,225
Old Dominion Freight Line, Inc.	Ground Transportation	4,221	745,429
Omnicom Group, Inc.	Media	4,690	420,693
[a] ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	10,318	707,299
ONEOK, Inc.	Oil, Gas & Consumable Fuels	13,601	1,109,162
Oracle Corp.	Software	37,520	5,297,824
[a] O’Reilly Automotive, Inc.	Specialty Retail	1,407	1,485,876
Otis Worldwide Corp.	Machinery	9,849	948,065
Owens Corning	Building Products	1,876	325,899
PACCAR, Inc.	Machinery	12,194	1,255,250
Packaging Corp. of America	Containers & Packaging	1,876	342,483
[a] Palantir Technologies, Inc., Class A	Software	46,900	1,187,977
[a] Palo Alto Networks, Inc.	Software	7,504	2,543,931
Parker-Hannifin Corp.	Machinery	2,931	1,482,529
Paychex, Inc.	Professional Services	7,504	889,674
Paycom Software, Inc.	Professional Services	938	134,172
[a] PayPal Holdings, Inc.	Financial Services	24,857	1,442,452
Pentair PLC	Machinery	3,752	287,666
PepsiCo, Inc.	Beverages	32,361	5,337,300
Pfizer, Inc.	Pharmaceuticals	133,665	3,739,947
PG&E Corp.	Electric Utilities	50,183	876,195
Philip Morris International, Inc.	Tobacco	36,582	3,706,854
Phillips 66	Oil, Gas & Consumable Fuels	9,849	1,390,383
[a] Pinterest, Inc., Class A	Interactive Media & Services	14,070	620,065
PNC Financial Services Group, Inc.	Banks	9,380	1,458,402
Pool Corp.	Distributors	938	288,276
PPG Industries, Inc.	Chemicals	5,628	708,509
PPL Corp.	Electric Utilities	17,353	479,810
Principal Financial Group, Inc.	Insurance	5,628	441,517
Procter & Gamble Co.	Household Products	55,811	9,204,350
Progressive Corp.	Insurance	13,601	2,825,064
Prologis, Inc.	Industrial REITs	22,043	2,475,649
Prudential Financial, Inc.	Insurance	8,442	989,318
[a] PTC, Inc.	Software	2,814	511,219
Public Service Enterprise Group, Inc.	Multi-Utilities	11,725	864,132
Public Storage	Specialized REITs	3,752	1,079,263
PulteGroup, Inc.	Household Durables	5,159	568,006
[a] Qorvo, Inc.	Semiconductors & Semiconductor Equipment	2,345	272,114
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	26,264	5,231,264
Quanta Services, Inc.	Construction & Engineering	3,283	834,177
Quest Diagnostics, Inc.	Health Care Providers & Services	2,814	385,180
Raymond James Financial, Inc.	Capital Markets	4,690	579,731
Realty Income Corp.	Retail REITs	20,636	1,089,994

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Regency Centers Corp.	Retail REITs	4,221	262,546
[a] Regeneron Pharmaceuticals, Inc.	Biotechnology	2,496	2,623,371
Regions Financial Corp.	Banks	22,043	441,742
Reinsurance Group of America, Inc.	Insurance	1,407	288,815
Republic Services, Inc.	Commercial Services & Supplies	4,690	911,455
ResMed, Inc.	Health Care Equipment & Supplies	3,283	628,432
Revvity, Inc.	Life Sciences Tools & Services	2,814	295,076
[a] ROBLOX Corp., Class A	Entertainment	12,194	453,739
Rockwell Automation, Inc.	Electrical Equipment	2,814	774,638
Rollins, Inc.	Commercial Services & Supplies	7,035	343,238
Roper Technologies, Inc.	Software	2,345	1,321,783
Ross Stores, Inc.	Specialty Retail	7,973	1,158,636
[a] Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	5,628	897,272
Royalty Pharma PLC, Class A	Pharmaceuticals	9,380	247,351
RTX Corp.	Aerospace & Defense	31,423	3,154,555
S&P Global, Inc.	Capital Markets	7,504	3,346,784
Salesforce, Inc.	Software	22,043	5,667,255
SBA Communications Corp.	Specialized REITs	2,345	460,323
Schlumberger NV	Energy Equipment & Services	33,768	1,593,174
Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	4,690	484,336
Sempra	Multi-Utilities	15,008	1,141,508
[a] ServiceNow, Inc.	Software	4,690	3,689,482
Sherwin-Williams Co.	Chemicals	5,628	1,679,564
Simon Property Group, Inc.	Retail REITs	7,035	1,067,913
[c] Sirius XM Holdings, Inc.	Media	15,008	42,473
Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	3,752	399,888
[a] Snap, Inc., Class A	Interactive Media & Services	23,919	397,295
Snap-on, Inc.	Machinery	1,407	367,776
[a] Snowflake, Inc., Class A	IT Services	7,504	1,013,715
Southern Co.	Electric Utilities	25,795	2,000,918
Southern Copper Corp.	Metals & Mining	1,876	202,120
Southwest Airlines Co.	Passenger Airlines	14,070	402,543
SS&C Technologies Holdings, Inc.	Professional Services	5,159	323,315
Stanley Black & Decker, Inc.	Machinery	3,752	299,747
Starbucks Corp.	Hotels, Restaurants & Leisure	26,733	2,081,164
State Street Corp.	Capital Markets	7,504	555,296
Steel Dynamics, Inc.	Metals & Mining	3,283	425,148
STERIS PLC	Health Care Equipment & Supplies	2,345	514,821
Stryker Corp.	Health Care Equipment & Supplies	8,442	2,872,390
Sun Communities, Inc.	Residential REITs	2,814	338,637
[a] Super Micro Computer, Inc.	Technology Hardware, Storage & Peripherals	1,184	970,110
Synchrony Financial	Consumer Finance	9,380	442,642
[a] Synopsys, Inc.	Software	3,752	2,232,665
Sysco Corp.	Consumer Staples Distribution & Retail	11,725	837,048
T Rowe Price Group, Inc.	Capital Markets	5,159	594,884
[a] Take-Two Interactive Software, Inc.	Entertainment	3,752	583,398
Targa Resources Corp.	Oil, Gas & Consumable Fuels	5,159	664,376
Target Corp.	Consumer Staples Distribution & Retail	10,787	1,596,907
TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	7,035	1,058,275
[a] Teledyne Technologies, Inc.	Electronic Equipment, Instruments & Components	938	363,925
Teleflex, Inc.	Health Care Equipment & Supplies	938	197,290
Teradyne, Inc.	Semiconductors & Semiconductor Equipment	3,752	556,384
[a] Tesla, Inc.	Automobiles	65,660	12,992,801
Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	21,574	4,196,790
Texas Pacific Land Corp.	Oil, Gas & Consumable Fuels	469	344,373
Textron, Inc.	Aerospace & Defense	4,690	402,683
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	8,911	4,927,783
TJX Cos., Inc.	Specialty Retail	26,733	2,943,303
T-Mobile U.S., Inc.	Wireless Telecommunication Services	9,380	1,652,568
Tractor Supply Co.	Specialty Retail	2,345	633,150
[a] Trade Desk, Inc., Class A	Media	10,787	1,053,566
Trane Technologies PLC	Building Products	5,159	1,696,950
TransDigm Group, Inc.	Aerospace & Defense	1,407	1,797,597
TransUnion	Professional Services	4,221	313,029
Travelers Cos., Inc.	Insurance	5,159	1,049,031

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Trimble, Inc.	Electronic Equipment, Instruments & Components	5,628	314,718
Truist Financial Corp.	Banks	31,423	1,220,784
[a] Twilio, Inc., Class A	IT Services	3,752	213,151
[a] Tyler Technologies, Inc.	Software	938	471,608
Tyson Foods, Inc., Class A	Food Products	6,566	375,181
U.S. Bancorp	Banks	36,582	1,452,305
[a] Uber Technologies, Inc.	Ground Transportation	47,369	3,442,779
UDR, Inc.	Residential REITs	7,973	328,089
[a] Ulta Beauty, Inc.	Specialty Retail	938	361,946
Union Pacific Corp.	Ground Transportation	14,539	3,289,594
[a] United Airlines Holdings, Inc.	Passenger Airlines	7,973	387,966
United Parcel Service, Inc., Class B	Air Freight & Logistics	17,353	2,374,758
United Rentals, Inc.	Trading Companies & Distributors	1,589	1,027,654
UnitedHealth Group, Inc.	Health Care Providers & Services	21,574	10,986,775
[a] Unity Software, Inc.	Software	5,628	91,511
Universal Health Services, Inc., Class B	Health Care Providers & Services	1,407	260,197
Valero Energy Corp.	Oil, Gas & Consumable Fuels	7,504	1,176,327
[a] Veeva Systems, Inc., Class A	Health Care Technology	3,283	600,822
Ventas, Inc.	Health Care REITs	8,911	456,778
Veralto Corp.	Commercial Services & Supplies	5,628	537,305
[a] VeriSign, Inc.	IT Services	1,876	333,553
Verisk Analytics, Inc.	Professional Services	3,283	884,933
Verizon Communications, Inc.	Diversified Telecommunication Services	99,897	4,119,752
[a] Vertex Pharmaceuticals, Inc.	Biotechnology	6,097	2,857,786
Vertiv Holdings Co., Class A	Electrical Equipment	8,442	730,824
Viatris, Inc.	Pharmaceuticals	27,202	289,157
VICI Properties, Inc.	Specialized REITs	24,388	698,472
Visa, Inc., Class A	Financial Services	37,051	9,724,776
Vistra Corp.	Independent Power Producers & Energy Traders	7,504	645,194
Vulcan Materials Co.	Construction Materials	3,283	816,416
W R Berkley Corp.	Insurance	4,690	368,540
Walgreens Boots Alliance, Inc.	Consumer Staples Distribution & Retail	16,884	204,212
Walmart, Inc.	Consumer Staples Distribution & Retail	102,711	6,954,562
Walt Disney Co.	Entertainment	43,148	4,284,165
[a] Warner Bros Discovery, Inc.	Entertainment	52,997	394,298
Waste Management, Inc.	Commercial Services & Supplies	8,442	1,801,016
[a] Waters Corp.	Life Sciences Tools & Services	1,407	408,199
Watsco, Inc.	Trading Companies & Distributors	938	434,519
WEC Energy Group, Inc.	Multi-Utilities	7,504	588,764
Wells Fargo & Co.	Banks	82,544	4,902,288
Welltower, Inc.	Health Care REITs	14,070	1,466,797
West Pharmaceutical Services, Inc.	Life Sciences Tools & Services	1,876	617,936
[a] Western Digital Corp.	Technology Hardware, Storage & Peripherals	7,504	568,578
Westinghouse Air Brake Technologies Corp.	Machinery	4,221	667,129
Westlake Corp.	Chemicals	938	135,841
Westrock Co.	Containers & Packaging	6,097	306,435
Weyerhaeuser Co.	Specialized REITs	15,946	452,707
Williams Cos., Inc.	Oil, Gas & Consumable Fuels	28,609	1,215,882
Willis Towers Watson PLC	Insurance	2,345	614,718
[a] Workday, Inc., Class A	Software	5,159	1,153,346
WP Carey, Inc.	Diversified REITs	5,159	284,003
WW Grainger, Inc.	Trading Companies & Distributors	938	846,301
Wynn Resorts Ltd.	Hotels, Restaurants & Leisure	2,345	209,878
Xcel Energy, Inc.	Electric Utilities	13,132	701,380
Xylem, Inc.	Machinery	5,628	763,326
Yum! Brands, Inc.	Hotels, Restaurants & Leisure	6,566	869,732
[a] Zebra Technologies Corp., Class A	Electronic Equipment, Instruments & Components	1,407	434,665
[a] Zillow Group, Inc., Class A	Real Estate Management & Development	1,407	63,371
[a] Zillow Group, Inc., Class C	Real Estate Management & Development	3,752	174,055
Zimmer Biomet Holdings, Inc.	Health Care Equipment & Supplies	4,690	509,006
Zoetis, Inc.	Pharmaceuticals	10,787	1,870,034
[a] Zoom Video Communications, Inc., Class A	Software	5,628	333,121

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Zscaler, Inc.	Software	2,345	450,686

			1,112,345,557

Total Common Stocks (Cost $860,732,903)			1,116,122,232

Preferred Stock 0.0%
Russia 0.0%
[b,d] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	10,688	—

Total Preferred Stocks (Cost $6,128)			—

Total Investments before Short-Term Investments (Cost $860,739,031)			1,116,122,232

Short-Term Investments 0.1%

Investments from Cash Collateral Received for Loaned Securities 0.0%†
United States 0.0%†

[e,f] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	35,550	35,550

Money Market Funds 0.1%
United States 0.1%

[e,f] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	Money Market Funds	559,336	559,336

Total Short-Term Investments (Cost $594,886)			594,886

Total Investments (Cost $861,333,917) 100.0%			1,116,717,118
Other Assets, less Liabilities 0.0%†			412,447

Net Assets 100.0%			$1,117,129,565

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

cA portion or all of the security is on loan at June 30, 2024.

dVariable rate security. The rate shown represents the yield at period end.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Index Contracts
S&P 500 E-Mini	Long	2	$552,150	9/20/24	$1,841

*As of period end.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

SBA	–	Small Business Administration

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin U.S. Large Cap Multifactor Index ETF	Shares	Value
Common Stocks 99.6%
Communication Services 10.1%
Alphabet, Inc., Class A	163,560	$29,792,454
Alphabet, Inc., Class C	138,180	25,344,975
AT&T, Inc.	561,650	10,733,131
Comcast Corp., Class A	344,980	13,509,417
Meta Platforms, Inc., Class A	63,920	32,229,742
T-Mobile U.S., Inc.	23,970	4,223,035
Verizon Communications, Inc.	395,740	16,320,318

		132,153,072

Consumer Discretionary 10.8%
[a] Amazon.com, Inc.	210,090	40,599,893
Bath & Body Works, Inc.	23,965	935,833
Best Buy Co., Inc.	14,570	1,228,105
Booking Holdings, Inc.	3,490	13,825,635
Carter’s, Inc.	18,330	1,135,910
[a] Chipotle Mexican Grill, Inc.	141,945	8,892,854
[a] Crocs, Inc.	7,990	1,166,061
[a] Deckers Outdoor Corp.	3,290	3,184,556
Dick’s Sporting Goods, Inc.	7,050	1,514,693
Domino’s Pizza, Inc.	3,816	1,970,315
DR Horton, Inc.	31,490	4,437,886
eBay, Inc.	26,320	1,413,910
Gap, Inc.	43,240	1,033,004
Garmin Ltd.	15,040	2,450,317
General Motors Co.	63,450	2,947,887
Gentex Corp.	35,820	1,207,492
[a] Grand Canyon Education, Inc.	8,930	1,249,396
H&R Block, Inc.	25,380	1,376,357
Hilton Worldwide Holdings, Inc.	16,450	3,589,390
Lennar Corp., Class A	25,850	3,874,140
Lennar Corp., Class B	8,460	1,179,578
Macy’s, Inc.	64,390	1,236,288
Murphy USA, Inc.	2,820	1,323,877
[a] NVR, Inc.	330	2,504,225
PulteGroup, Inc.	24,910	2,742,591
Ralph Lauren Corp.	6,580	1,151,895
Tapestry, Inc.	28,670	1,226,789
[a] Tesla, Inc.	44,655	8,836,331
Texas Roadhouse, Inc.	8,930	1,533,370
TJX Cos., Inc.	109,510	12,057,051
Toll Brothers, Inc.	12,620	1,453,572
[a] TopBuild Corp.	3,290	1,267,538
Tractor Supply Co.	5,640	1,522,800
Travel & Leisure Co.	28,670	1,289,577
Williams-Sonoma, Inc.	8,460	2,388,850
Wingstop, Inc.	3,290	1,390,551

		141,138,517

Consumer Staples 4.6%
Altria Group, Inc.	206,800	9,419,740
[a] BJ’s Wholesale Club Holdings, Inc.	14,100	1,238,544
Casey’s General Stores, Inc.	4,230	1,613,999
Coca-Cola Consolidated, Inc.	1,278	1,386,630
Colgate-Palmolive Co.	68,145	6,612,791
Costco Wholesale Corp.	25,791	21,922,092
Ingredion, Inc.	10,335	1,185,425
[a] Pilgrim’s Pride Corp.	34,780	1,338,682
Walmart, Inc.	219,020	14,829,844

		59,547,747

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Energy 1.9%
APA Corp.	40,890	1,203,802
Civitas Resources, Inc.	16,920	1,167,480
Diamondback Energy, Inc.	14,100	2,822,679
Exxon Mobil Corp.	49,350	5,681,172
Marathon Petroleum Corp.	40,890	7,093,597
Ovintiv, Inc.	28,675	1,343,997
Valero Energy Corp.	34,310	5,378,436

		24,691,163

Financials 8.1%
[a] Arch Capital Group Ltd.	36,190	3,651,209
Assured Guaranty Ltd.	15,980	1,232,857
Axis Capital Holdings Ltd.	16,920	1,195,398
[a] Berkshire Hathaway, Inc., Class B	33,370	13,574,916
Chubb Ltd.	19,740	5,035,279
Citigroup, Inc.	199,750	12,676,135
Citizens Financial Group, Inc.	35,720	1,286,992
Evercore, Inc., Class A	6,110	1,273,507
Hartford Financial Services Group, Inc.	16,450	1,653,883
Interactive Brokers Group, Inc., Class A	10,340	1,267,684
Jefferies Financial Group, Inc.	26,790	1,333,070
JPMorgan Chase & Co.	70,030	14,164,268
Lincoln National Corp.	38,070	1,183,977
LPL Financial Holdings, Inc.	7,520	2,100,336
Mastercard, Inc., Class A	47,470	20,941,865
MGIC Investment Corp.	59,690	1,286,319
Moody’s Corp.	15,510	6,528,624
OneMain Holdings, Inc.	25,380	1,230,676
Progressive Corp.	30,080	6,247,917
Reinsurance Group of America, Inc.	7,050	1,447,153
Rithm Capital Corp.	111,860	1,220,393
SLM Corp.	59,225	1,231,288
Synchrony Financial	44,635	2,106,326
Western Union Co.	100,580	1,229,088

		105,099,160

Health Care 16.0%
AbbVie, Inc.	118,440	20,314,829
Amgen, Inc.	52,170	16,300,516
[a] Boston Scientific Corp.	112,320	8,649,763
Cencora, Inc.	13,160	2,964,948
Chemed Corp.	2,331	1,264,754
Cigna Group	22,560	7,457,659
[a] DaVita, Inc.	8,460	1,172,302
Eli Lilly & Co.	26,320	23,829,602
Encompass Health Corp.	15,515	1,331,032
HCA Healthcare, Inc.	21,150	6,795,072
[a] IDEXX Laboratories, Inc.	8,460	4,121,712
[a] Intuitive Surgical, Inc.	33,845	15,055,948
Johnson & Johnson	141,470	20,677,255
McKesson Corp.	11,285	6,590,891
[a] Medpace Holdings, Inc.	3,290	1,354,987
Merck & Co., Inc.	158,390	19,608,682
[a] Neurocrine Biosciences, Inc.	10,815	1,488,901
Organon & Co.	61,125	1,265,288
[a] Regeneron Pharmaceuticals, Inc.	10,810	11,361,634
Stryker Corp.	35,720	12,153,730
[a] Tenet Healthcare Corp.	9,400	1,250,482
[a] United Therapeutics Corp.	4,700	1,497,185
Universal Health Services, Inc., Class B	7,520	1,390,674
[a] Vertex Pharmaceuticals, Inc.	29,610	13,878,799
Zoetis, Inc.	39,480	6,844,253

		208,620,898

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Industrials 9.5%
Acuity Brands, Inc.	4,700	1,134,768
Allison Transmission Holdings, Inc.	16,450	1,248,555
Armstrong World Industries, Inc.	11,285	1,277,913
[a] Builders FirstSource, Inc.	13,630	1,886,528
[a] CACI International, Inc., Class A	2,820	1,212,967
Carlisle Cos., Inc.	4,700	1,904,487
Caterpillar, Inc.	47,470	15,812,257
Cintas Corp.	5,861	4,104,224
[a] Clean Harbors, Inc.	6,580	1,488,067
Comfort Systems USA, Inc.	3,760	1,143,491
Cummins, Inc.	7,050	1,952,357
Curtiss-Wright Corp.	4,230	1,146,245
Delta Air Lines, Inc.	33,830	1,604,895
Donaldson Co., Inc.	16,920	1,210,795
Eaton Corp. PLC	39,010	12,231,586
Emerson Electric Co.	29,140	3,210,062
Fastenal Co.	57,340	3,603,246
General Dynamics Corp.	13,630	3,954,608
Howmet Aerospace, Inc.	20,670	1,604,612
ITT, Inc.	9,875	1,275,653
[a] Kirby Corp.	10,340	1,238,008
Leidos Holdings, Inc.	14,095	2,056,179
Lennox International, Inc.	3,290	1,760,084
Masco Corp.	22,560	1,504,075
MDU Resources Group, Inc.	50,770	1,274,327
MSC Industrial Direct Co., Inc., Class A	15,040	1,192,822
nVent Electric PLC	15,985	1,224,611
Oshkosh Corp.	11,280	1,220,496
Owens Corning	9,870	1,714,616
PACCAR, Inc.	61,570	6,338,016
Parker-Hannifin Corp.	10,340	5,230,075
Republic Services, Inc.	21,620	4,201,631
Ryder System, Inc.	10,340	1,280,919
Science Applications International Corp.	9,400	1,104,970
Trane Technologies PLC	21,150	6,956,870
United Rentals, Inc.	7,050	4,559,447
Waste Management, Inc.	48,880	10,428,059
Watsco, Inc.	3,290	1,524,060
Westinghouse Air Brake Technologies Corp.	9,400	1,485,670
WW Grainger, Inc.	4,837	4,364,135

		123,666,386

Information Technology 34.6%
Amphenol Corp., Class A	114,680	7,725,992
Apple, Inc.	396,680	83,548,742
Applied Materials, Inc.	76,140	17,968,279
[a] AppLovin Corp., Class A	15,510	1,290,742
[a] Arista Networks, Inc.	29,610	10,377,713
Avnet, Inc.	23,025	1,185,557
Broadcom, Inc.	16,103	25,853,850
CDW Corp.	10,340	2,314,506
[a] Cirrus Logic, Inc.	10,805	1,379,366
Cisco Systems, Inc.	375,065	17,819,338
Cognizant Technology Solutions Corp., Class A	44,180	3,004,240
Corning, Inc.	40,420	1,570,317
Dell Technologies, Inc., Class C	12,695	1,750,767
[a] GoDaddy, Inc., Class A	12,690	1,772,920
Hewlett Packard Enterprise Co.	135,830	2,875,521
HP, Inc.	103,870	3,637,527
International Business Machines Corp.	89,770	15,525,721
Jabil, Inc.	12,220	1,329,414
Juniper Networks, Inc.	36,185	1,319,305
KLA Corp.	15,708	12,951,403
Lam Research Corp.	14,678	15,629,868

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Microchip Technology, Inc.	52,170	4,773,555
Microsoft Corp.	207,270	92,639,326
Motorola Solutions, Inc.	13,630	5,261,862
NetApp, Inc.	23,970	3,087,336
NVIDIA Corp.	599,250	74,031,345
[a] Pure Storage, Inc., Class A	20,675	1,327,542
QUALCOMM, Inc.	86,480	17,225,086
Skyworks Solutions, Inc.	15,985	1,703,681
[a] Super Micro Computer, Inc.	2,997	2,455,592
TD SYNNEX Corp.	9,395	1,084,183
Teradyne, Inc.	8,930	1,324,230
Texas Instruments, Inc.	84,130	16,365,809

		452,110,635

Materials 1.9%
Celanese Corp.	10,340	1,394,763
CF Industries Holdings, Inc.	18,800	1,393,456
CRH PLC	36,190	2,713,526
Eagle Materials, Inc.	5,170	1,124,268
Eastman Chemical Co.	12,690	1,243,239
International Paper Co.	27,730	1,196,550
LyondellBasell Industries NV, Class A	26,790	2,562,731
NewMarket Corp.	2,350	1,211,589
Nucor Corp.	23,500	3,714,880
Packaging Corp. of America	8,460	1,544,458
Reliance, Inc.	5,640	1,610,784
Southern Copper Corp.	14,570	1,569,772
Steel Dynamics, Inc.	17,390	2,252,005
U.S. Steel Corp.	33,370	1,261,386

		24,793,407

Real Estate 1.7%
Cousins Properties, Inc.	54,995	1,273,134
EPR Properties	30,550	1,282,489
Essex Property Trust, Inc.	4,700	1,279,340
Highwoods Properties, Inc.	48,410	1,271,731
Iron Mountain, Inc.	15,980	1,432,128
Kilroy Realty Corp.	37,600	1,171,992
Lamar Advertising Co., Class A	10,810	1,292,119
NNN REIT, Inc.	30,555	1,301,643
Omega Healthcare Investors, Inc.	39,010	1,336,093
Park Hotels & Resorts, Inc.	78,930	1,182,371
Public Storage	15,040	4,326,256
Simon Property Group, Inc.	37,600	5,707,680

		22,856,976

Utilities 0.4%
Entergy Corp.	11,280	1,206,960
National Fuel Gas Co.	22,090	1,197,057
NRG Energy, Inc.	15,510	1,207,609
Public Service Enterprise Group, Inc.	24,440	1,801,228

		5,412,854

Total Common Stocks (Cost $1,030,472,134)		1,300,090,815

Total Investments before Short-Term Investments (Cost $1,030,472,134)		1,300,090,815

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Short-Term Investments 0.0%†
Money Market Funds 0.0%†
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	162,029	162,029

Total Short-Term Investments (Cost $162,029)		162,029

Total Investments (Cost $1,030,634,163) 99.6%		1,300,252,844

Other Assets, less Liabilities 0.4%		4,798,643

Net Assets 100.0%		$1,305,051,487

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin U.S. Mid Cap Multifactor Index ETF	Shares	Value
Common Stocks 99.7%
Communication Services 2.0%
Electronic Arts, Inc.	52,962	$7,379,195
Fox Corp., Class A	30,849	1,060,280
Omnicom Group, Inc.	60,606	5,436,358
Playtika Holding Corp.	19,096	150,286
Sirius XM Holdings, Inc.	82,173	232,550

		14,258,669

Consumer Discretionary 18.7%
[a] AutoNation, Inc.	9,009	1,435,854
Bath & Body Works, Inc.	62,790	2,451,950
Best Buy Co., Inc.	73,983	6,236,027
Brunswick Corp.	19,383	1,410,501
Carter’s, Inc.	12,012	744,384
[b] Choice Hotels International, Inc.	8,190	974,610
Columbia Sportswear Co.	9,828	777,198
[a] Crocs, Inc.	14,742	2,151,447
[a] Deckers Outdoor Corp.	6,444	6,237,470
Dick’s Sporting Goods, Inc.	18,564	3,988,475
Dillard’s, Inc., Class A	546	240,453
DR Horton, Inc.	47,775	6,732,931
eBay, Inc.	114,387	6,144,870
[a] Expedia Group, Inc.	16,107	2,029,321
Gap, Inc.	26,208	626,109
Garmin Ltd.	42,863	6,983,240
Genuine Parts Co.	39,858	5,513,159
[a] Grand Canyon Education, Inc.	7,098	993,081
H&R Block, Inc.	46,683	2,531,619
Kohl’s Corp.	31,122	715,495
LKQ Corp.	72,618	3,020,183
Macy’s, Inc.	87,906	1,687,795
Murphy USA, Inc.	5,187	2,435,089
Nordstrom, Inc.	33,579	712,546
[a] NVR, Inc.	686	5,205,752
Penske Automotive Group, Inc.	5,460	813,649
Polaris, Inc.	16,380	1,282,718
Pool Corp.	10,647	3,272,143
PulteGroup, Inc.	59,241	6,522,434
Ralph Lauren Corp.	12,558	2,198,403
[a] Skechers USA, Inc., Class A	38,493	2,660,636
Tapestry, Inc.	81,900	3,504,501
Tempur Sealy International, Inc.	53,781	2,545,993
Texas Roadhouse, Inc.	20,202	3,468,885
Toll Brothers, Inc.	19,656	2,263,978
Tractor Supply Co.	24,570	6,633,900
[a] Ulta Beauty, Inc.	15,017	5,794,610
VF Corp.	92,178	1,244,403
Wendy’s Co.	25,116	425,967
Williams-Sonoma, Inc.	23,478	6,629,483
Wingstop, Inc.	6,825	2,884,655
Yum! Brands, Inc.	51,324	6,798,377

		130,924,294

Consumer Staples 7.4%
Albertsons Cos., Inc., Class A	145,509	2,873,803
[a] BJ’s Wholesale Club Holdings, Inc.	40,677	3,573,068
Casey’s General Stores, Inc.	9,555	3,645,806
Church & Dwight Co., Inc.	62,244	6,453,458
Clorox Co.	34,944	4,768,807
Coca-Cola Consolidated, Inc.	819	888,615

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Dollar General Corp.	29,757	3,934,768
Flowers Foods, Inc.	63,609	1,412,120
Hershey Co.	23,751	4,366,146
Kellanova	35,763	2,062,810
Kroger Co.	134,589	6,720,029
Lamb Weston Holdings, Inc.	34,944	2,938,091
Sysco Corp.	87,089	6,217,284
Walgreens Boots Alliance, Inc.	146,601	1,773,139

		51,627,944

Energy 5.5%
Antero Midstream Corp.	107,946	1,591,124
APA Corp.	94,731	2,788,881
Cheniere Energy, Inc.	34,398	6,013,802
Chord Energy Corp.	9,282	1,556,406
Civitas Resources, Inc.	14,469	998,361
Devon Energy Corp.	143,598	6,806,545
Diamondback Energy, Inc.	35,217	7,050,091
DT Midstream, Inc.	13,650	969,560
HF Sinclair Corp.	40,956	2,184,593
Ovintiv, Inc.	78,078	3,659,516
Texas Pacific Land Corp.	5,733	4,209,570
Viper Energy, Inc.	12,012	450,810

		38,279,259

Financials 11.4%
Affiliated Managers Group, Inc.	10,374	1,620,730
Allstate Corp.	42,042	6,712,426
Ally Financial, Inc.	74,529	2,956,565
[a] Arch Capital Group Ltd.	48,321	4,875,106
Assured Guaranty Ltd.	14,251	1,099,465
Cincinnati Financial Corp.	45,318	5,352,056
CNA Financial Corp.	6,552	301,851
Columbia Banking System, Inc.	29,211	581,007
Everest Group Ltd.	11,741	4,473,556
Globe Life, Inc.	29,484	2,425,943
Hartford Financial Services Group, Inc.	67,979	6,834,609
Invesco Ltd.	49,959	747,387
Janus Henderson Group PLC	36,036	1,214,774
Kinsale Capital Group, Inc.	5,733	2,208,810
MGIC Investment Corp.	100,464	2,164,999
MSCI, Inc.	14,196	6,838,923
Old Republic International Corp.	62,517	1,931,775
OneMain Holdings, Inc.	28,392	1,376,728
Prosperity Bancshares, Inc.	24,845	1,519,023
Regions Financial Corp.	242,881	4,867,335
Rithm Capital Corp.	120,985	1,319,946
SEI Investments Co.	34,944	2,260,527
Synchrony Financial	133,224	6,286,841
T Rowe Price Group, Inc.	48,048	5,540,415
Unum Group	50,232	2,567,357
Western Union Co.	137,046	1,674,702

		79,752,856

Health Care 10.0%
[a] Acadia Healthcare Co., Inc.	26,756	1,807,100
Cencora, Inc.	23,751	5,351,100
Chemed Corp.	3,822	2,073,741
[a] DaVita, Inc.	10,920	1,513,184
Encompass Health Corp.	37,674	3,232,052
[a] IDEXX Laboratories, Inc.	14,196	6,916,291
[a] Incyte Corp.	61,425	3,723,584
[a] Mettler-Toledo International, Inc.	5,018	7,013,107
[a] Neurocrine Biosciences, Inc.	33,852	4,660,405
Organon & Co.	84,903	1,757,492

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

ResMed, Inc.	34,125	6,532,208
Royalty Pharma PLC, Class A	117,665	3,102,826
[a] Solventum Corp.	18,564	981,664
[a] Tenet Healthcare Corp.	29,484	3,922,257
[a] United Therapeutics Corp.	13,106	4,174,916
Universal Health Services, Inc., Class B	18,837	3,483,526
Viatris, Inc.	335,790	3,569,448
[a] Waters Corp.	20,475	5,940,207

		69,755,108

Industrials 22.5%
Acuity Brands, Inc.	4,095	988,697
Allegion PLC	25,116	2,967,455
Allison Transmission Holdings, Inc.	30,576	2,320,718
Armstrong World Industries, Inc.	5,733	649,205
Booz Allen Hamilton Holding Corp.	46,139	7,100,792
[a] Builders FirstSource, Inc.	36,855	5,101,101
[a] CACI International, Inc., Class A	4,641	1,996,233
CH Robinson Worldwide, Inc.	32,760	2,886,811
Concentrix Corp.	6,279	397,335
Cummins, Inc.	17,745	4,914,123
Curtiss-Wright Corp.	10,101	2,737,169
Delta Air Lines, Inc.	133,224	6,320,147
Donaldson Co., Inc.	36,309	2,598,272
Dover Corp.	38,220	6,896,799
Expeditors International of Washington, Inc.	43,134	5,382,692
Fastenal Co.	106,743	6,707,730
Ferguson PLC	34,125	6,608,306
Genpact Ltd.	49,686	1,599,392
Graco, Inc.	45,045	3,571,168
Landstar System, Inc.	9,828	1,813,069
Leidos Holdings, Inc.	18,018	2,628,466
Lennox International, Inc.	10,374	5,549,883
Lincoln Electric Holdings, Inc.	17,199	3,244,419
ManpowerGroup, Inc.	13,650	952,770
Masco Corp.	58,695	3,913,196
MSC Industrial Direct Co., Inc., Class A	16,107	1,277,446
Nordson Corp.	14,742	3,419,259
Old Dominion Freight Line, Inc.	40,131	7,087,135
Otis Worldwide Corp.	70,980	6,832,535
Paychex, Inc.	58,695	6,958,879
Paycom Software, Inc.	14,196	2,030,596
Robert Half, Inc.	30,625	1,959,387
Rollins, Inc.	84,294	4,112,704
Ryder System, Inc.	11,739	1,454,227
[a] Saia, Inc.	6,279	2,978,067
Schneider National, Inc., Class B	15,834	382,549
Snap-on, Inc.	16,380	4,281,568
Toro Co.	28,119	2,629,408
[a] United Airlines Holdings, Inc.	46,410	2,258,311
Veralto Corp.	36,582	3,492,484
Verisk Analytics, Inc.	18,564	5,003,926
Watsco, Inc.	9,707	4,496,671
WW Grainger, Inc.	7,644	6,896,723

		157,397,823

Information Technology 12.5%
Amdocs Ltd.	31,668	2,499,238
[a] Appfolio, Inc., Class A	3,003	734,444
Avnet, Inc.	17,199	885,576
CDW Corp.	31,395	7,027,457
[a] Cirrus Logic, Inc.	12,831	1,638,005
Dolby Laboratories, Inc., Class A	17,199	1,362,677
[a] F5, Inc.	15,834	2,727,090
[a] Fair Isaac Corp.	5,463	8,132,550

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Gartner, Inc.	16,653	7,478,196
Gen Digital, Inc.	150,150	3,750,747
[a] GoDaddy, Inc., Class A	37,128	5,187,153
Hewlett Packard Enterprise Co.	332,787	7,045,101
HP, Inc.	193,011	6,759,245
Jabil, Inc.	27,027	2,940,267
Juniper Networks, Inc.	89,817	3,274,728
[a] Manhattan Associates, Inc.	21,567	5,320,147
NetApp, Inc.	58,422	7,524,754
Teradyne, Inc.	39,585	5,870,060
[a] VeriSign, Inc.	28,665	5,096,637
Vontier Corp.	48,594	1,856,291

		87,110,363

Materials 4.8%
Avery Dennison Corp.	23,753	5,193,593
CF Industries Holdings, Inc.	53,508	3,966,013
LyondellBasell Industries NV, Class A	66,339	6,345,989
NewMarket Corp.	1,638	844,504
Reliance, Inc.	17,472	4,990,003
RPM International, Inc.	34,125	3,674,580
Sealed Air Corp.	44,226	1,538,622
Sonoco Products Co.	27,573	1,398,503
Steel Dynamics, Inc.	41,496	5,373,732

		33,325,539

Real Estate 3.8%
AvalonBay Communities, Inc.	36,582	7,568,450
Boston Properties, Inc.	36,309	2,235,182
Camden Property Trust	28,392	3,097,851
Cousins Properties, Inc.	19,656	455,036
EastGroup Properties, Inc.	10,647	1,811,055
Equity LifeStyle Properties, Inc.	45,045	2,933,781
Highwoods Properties, Inc.	34,400	903,688
Kilroy Realty Corp.	27,300	850,941
Lamar Advertising Co., Class A	11,466	1,370,531
NNN REIT, Inc.	50,778	2,163,143
STAG Industrial, Inc.	42,042	1,516,035
WP Carey, Inc.	30,849	1,698,237

		26,603,930

Utilities 1.1%
American Water Works Co., Inc.	48,321	6,241,140
National Fuel Gas Co.	24,256	1,314,433

		7,555,573

Total Common Stocks (Cost $651,212,905)		696,591,358

Total Investments before Short-Term Investments (Cost $651,212,905)		696,591,358

Short-Term Investments 0.3%
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds 0.1%
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	831,375	831,375

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Money Market Funds 0.2%
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	1,612,598	1,612,598

Total Short-Term Investments (Cost $2,443,973)		2,443,973

Total Investments (Cost $653,656,878) 100.0%		699,035,331

Other Assets, less Liabilities (0.0)%†		(50,202)

Net Assets 100.0%		$698,985,129

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bA portion or all of the security is on loan at June 30, 2024.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin U.S. Small Cap Multifactor Index ETF	Shares	Value
Common Stocks 100.6%
Communication Services 2.5%
[a] AMC Networks, Inc., Class A	1,767	$17,069
[a] Cargurus, Inc.	4,009	105,036
[a] EverQuote, Inc., Class A	684	14,268
[a] Gambling.com Group Ltd.	513	4,217
[a] Ibotta, Inc., Class A	209	15,708
IDT Corp., Class B	855	30,712
John Wiley & Sons, Inc., Class A	2,261	92,023
[a] Liberty Latin America Ltd., Class A	1,900	18,259
[a] Liberty Latin America Ltd., Class C	3,667	35,276
[a] Playstudios, Inc.	4,484	9,282
Scholastic Corp.	1,387	49,197
Shutterstock, Inc.	1,387	53,677
Spok Holdings, Inc.	1,045	15,476
TEGNA, Inc.	10,298	143,554
Telephone & Data Systems, Inc.	5,852	121,312
[a] Yelp, Inc.	4,066	150,239
[a] ZipRecruiter, Inc., Class A	4,123	37,478

		912,783

Consumer Discretionary 15.5%
[a] 1-800- Flowers.com, Inc., Class A	1,330	12,662
[a] Abercrombie & Fitch Co., Class A	2,204	391,959
Academy Sports & Outdoors, Inc.	3,952	210,444
Acushnet Holdings Corp.	2,071	131,467
[a] Adtalem Global Education, Inc.	1,938	132,191
American Eagle Outfitters, Inc.	9,614	191,895
[a] American Public Education, Inc.	418	7,348
Bloomin’ Brands, Inc.	6,061	116,553
Buckle, Inc.	2,052	75,801
Build-A-Bear Workshop, Inc.	817	20,646
Caleres, Inc.	2,090	70,224
Camping World Holdings, Inc., Class A	2,147	38,345
Cheesecake Factory, Inc.	3,477	136,611
[a] Chuy’s Holdings, Inc.	1,102	28,564
Cracker Barrel Old Country Store, Inc.	1,634	68,889
Designer Brands, Inc., Class A	1,938	13,237
[a] Destination XL Group, Inc.	3,116	11,342
[a] Dorman Products, Inc.	703	64,310
Escalade, Inc.	418	5,764
Ethan Allen Interiors, Inc.	1,520	42,393
[a] Figs, Inc., Class A	7,752	41,318
Flexsteel Industries, Inc.	133	4,131
Foot Locker, Inc.	4,237	105,586
[a] Frontdoor, Inc.	4,237	143,168
[a] Genesco, Inc.	646	16,706
[a] G-III Apparel Group Ltd.	2,185	59,148
Group 1 Automotive, Inc.	741	220,284
Hamilton Beach Brands Holding Co., Class A	247	4,246
Haverty Furniture Cos., Inc.	1,026	25,948
[a] Helen of Troy Ltd.	1,159	107,486
Hibbett, Inc.	741	64,623
Hooker Furnishings Corp.	456	6,603
Installed Building Products, Inc.	1,368	281,370
J Jill, Inc.	285	9,966
Jack in the Box, Inc.	912	46,457
[a] JAKKS Pacific, Inc.	323	5,785
Johnson Outdoors, Inc., Class A	266	9,305
Kontoor Brands, Inc.	3,781	250,113
La-Z-Boy, Inc.	2,584	96,332

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

LCI Industries	1,254	129,639
Lifetime Brands, Inc.	380	3,264
[a] Lincoln Educational Services Corp.	1,330	15,774
[a] Lovesac Co.	779	17,590
[a] M/I Homes, Inc.	1,178	143,881
Marine Products Corp.	627	6,333
[a] MasterCraft Boat Holdings, Inc.	855	16,142
[a] Mister Car Wash, Inc.	2,603	18,533
Monarch Casino & Resort, Inc.	779	53,073
Monro, Inc.	1,634	38,987
Movado Group, Inc.	988	24,562
Nathan’s Famous, Inc.	133	9,015
[a] ODP Corp.	2,071	81,328
[a] ONE Group Hospitality, Inc.	1,254	5,329
Oxford Industries, Inc.	969	97,045
Papa John’s International, Inc.	1,824	85,692
Patrick Industries, Inc.	1,083	117,560
Perdoceo Education Corp.	4,636	99,303
[a] Portillo’s, Inc., Class A	2,584	25,116
[a] Potbelly Corp.	1,159	9,307
[a] RealReal, Inc.	2,546	8,122
[a] Revolve Group, Inc.	2,375	37,786
Rocky Brands, Inc.	380	14,045
[a] Sally Beauty Holdings, Inc.	7,258	77,878
[a] Savers Value Village, Inc.	608	7,442
Shoe Carnival, Inc.	950	35,045
Signet Jewelers Ltd.	2,470	221,263
[a] Sleep Number Corp.	570	5,455
Smith & Wesson Brands, Inc.	2,413	34,602
Sonic Automotive, Inc., Class A	855	46,572
[a] Sonos, Inc.	6,175	91,143
Standard Motor Products, Inc.	1,292	35,827
Steven Madden Ltd.	4,465	188,869
Strategic Education, Inc.	1,330	147,178
[a] Stride, Inc.	2,546	179,493
Sturm Ruger & Co., Inc.	931	38,776
Superior Group of Cos., Inc.	399	7,545
[a] Target Hospitality Corp.	1,501	13,074
[a] Tile Shop Holdings, Inc.	1,805	12,509
[a,b] Torrid Holdings, Inc.	589	4,412
[a] Universal Technical Institute, Inc.	2,147	33,772
Upbound Group, Inc.	3,268	100,328
[a] Vera Bradley, Inc.	1,102	6,899
Weyco Group, Inc.	361	10,946
Wolverine World Wide, Inc.	4,009	54,202
[a] XPEL, Inc.	1,216	43,241

		5,723,117

Consumer Staples 6.6%
Cal-Maine Foods, Inc.	2,318	141,653
[a] Central Garden & Pet Co.	551	21,214
[a] Central Garden & Pet Co., Class A	2,964	97,901
Edgewell Personal Care Co.	2,432	97,742
Energizer Holdings, Inc.	3,078	90,924
Ingles Markets, Inc., Class A	855	58,662
Inter Parfums, Inc.	1,216	141,093
J & J Snack Foods Corp.	722	117,231
John B Sanfilippo & Son, Inc.	513	49,848
Lancaster Colony Corp.	1,007	190,293
[a] Lifeway Foods, Inc.	133	1,699
[a] Mama’s Creations, Inc.	1,007	6,787
Medifast, Inc.	665	14,510
National Beverage Corp.	1,501	76,911
Natural Grocers by Vitamin Cottage, Inc., Class C	608	12,890
[a] Nature’s Sunshine Products, Inc.	703	10,594

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Nu Skin Enterprises, Inc., Class A	3,325	35,046
Oil-Dri Corp. of America	247	15,830
PriceSmart, Inc.	1,425	115,710
Primo Water Corp.	4,408	96,359
SpartanNash Co.	2,204	41,347
[a] Sprouts Farmers Market, Inc.	4,807	402,154
Turning Point Brands, Inc.	456	14,633
[a] United Natural Foods, Inc.	2,717	35,593
Universal Corp.	1,368	65,924
[a] USANA Health Sciences, Inc.	684	30,944
Vector Group Ltd.	8,227	86,959
Village Super Market, Inc., Class A	608	16,057
[a] Vita Coco Co., Inc.	1,045	29,103
[a] Vital Farms, Inc.	912	42,654
WD-40 Co.	855	187,792
Weis Markets, Inc.	1,064	66,787

		2,412,844

Energy 6.2%
Archrock, Inc.	5,985	121,017
Ardmore Shipping Corp.	2,071	46,660
Atlas Energy Solutions, Inc.	1,862	37,110
California Resources Corp.	3,876	206,281
[a] CONSOL Energy, Inc.	1,919	195,795
Crescent Energy Co., Class A	3,591	42,553
CVR Energy, Inc.	1,558	41,708
DHT Holdings, Inc.	3,743	43,306
Dorian LPG Ltd.	931	39,065
[a] Drilling Tools International Corp.	266	1,495
Equitrans Midstream Corp.	11,324	146,985
Evolution Petroleum Corp.	1,444	7,610
Granite Ridge Resources, Inc.	2,185	13,831
[a] Gulfport Energy Corp.	570	86,070
International Seaways, Inc.	1,862	110,100
Kodiak Gas Services, Inc.	570	15,538
Magnolia Oil & Gas Corp., Class A	8,721	220,990
Nordic American Tankers Ltd.	5,434	21,627
Northern Oil & Gas, Inc.	4,446	165,258
Overseas Shipholding Group, Inc., Class A	1,311	11,117
PBF Energy, Inc., Class A	4,389	201,982
Peabody Energy Corp.	5,700	126,084
Riley Exploration Permian, Inc.	513	14,523
Scorpio Tankers, Inc.	2,204	179,163
SFL Corp. Ltd.	6,517	90,456
Teekay Tankers Ltd., Class A	1,007	69,292
VAALCO Energy, Inc.	5,548	34,786

		2,290,402

Financials 10.7%
1st Source Corp.	988	52,977
Artisan Partners Asset Management, Inc., Class A	1,748	72,140
Associated Banc-Corp.	7,638	161,544
Banco Latinoamericano de Comercio Exterior SA, Class E	1,501	44,535
Bank of Marin Bancorp	760	12,304
Bank7 Corp.	114	3,568
[b] Blackstone Mortgage Trust, Inc., Class A	9,747	169,793
Brookline Bancorp, Inc.	4,883	40,773
Cass Information Systems, Inc.	646	25,885
Central Pacific Financial Corp.	760	16,112
Chemung Financial Corp.	171	8,208
Chicago Atlantic Real Estate Finance, Inc.	437	6,712
Citizens & Northern Corp.	437	7,818
City Holding Co.	722	76,712
Claros Mortgage Trust, Inc.	2,261	18,133
CNO Financial Group, Inc.	3,002	83,215

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Consumer Portfolio Services, Inc.	456	4,469
[a] CrossFirst Bankshares, Inc.	1,292	18,114
CVB Financial Corp.	6,175	106,457
[a] Donnelley Financial Solutions, Inc.	1,292	77,029
Eagle Bancorp, Inc.	1,463	27,651
Enact Holdings, Inc.	1,805	55,341
[a] Enova International, Inc.	1,235	76,879
ESSA Bancorp, Inc.	456	8,021
Essent Group Ltd.	5,795	325,621
Farmers National Banc Corp.	1,691	21,121
First Business Financial Services, Inc.	418	15,462
First Community Bankshares, Inc.	456	16,799
First of Long Island Corp.	1,254	12,565
FirstCash Holdings, Inc.	1,596	167,388
Flushing Financial Corp.	1,311	17,240
GCM Grosvenor, Inc., Class A	1,083	10,570
[a] Genworth Financial, Inc., Class A	22,439	135,531
German American Bancorp, Inc.	1,520	53,732
Granite Point Mortgage Trust, Inc.	2,071	6,151
Guaranty Bancshares, Inc.	456	14,382
[a] Hamilton Insurance Group Ltd., Class B	494	8,225
Heritage Commerce Corp.	1,805	15,703
Home Bancorp, Inc.	323	12,923
Home BancShares, Inc.	8,588	205,768
Hope Bancorp, Inc.	5,605	60,198
[a] International Money Express, Inc.	2,261	47,119
Jackson Financial, Inc., Class A	4,028	299,119
Kearny Financial Corp.	1,425	8,764
KKR Real Estate Finance Trust, Inc.	2,755	24,933
Macatawa Bank Corp.	1,368	19,973
Mercury General Corp.	1,368	72,695
NBT Bancorp, Inc.	2,432	93,875
[a] NerdWallet, Inc., Class A	1,938	28,295
Nexpoint Real Estate Finance, Inc.	380	5,214
[a] NMI Holdings, Inc., Class A	4,275	145,521
Northeast Community Bancorp, Inc.	608	10,835
Northfield Bancorp, Inc.	2,185	20,714
Northwest Bancshares, Inc.	6,384	73,735
OceanFirst Financial Corp.	2,850	45,286
Park National Corp.	380	54,089
Parke Bancorp, Inc.	513	8,926
Peoples Bancorp, Inc.	1,786	53,580
Peoples Financial Services Corp.	342	15,575
PJT Partners, Inc., Class A	627	67,660
Preferred Bank	589	44,464
Regional Management Corp.	494	14,198
Selective Insurance Group, Inc.	2,698	253,153
Seven Hills Realty Trust	342	4,337
Southern Missouri Bancorp, Inc.	475	21,380
Stock Yards Bancorp, Inc.	703	34,918
Tompkins Financial Corp.	722	35,306
TPG RE Finance Trust, Inc.	3,534	30,534
TrustCo Bank Corp.	969	27,878
Victory Capital Holdings, Inc., Class A	1,672	79,805
[a] World Acceptance Corp.	228	28,176

		3,943,826

Health Care 8.4%
[a] ACADIA Pharmaceuticals, Inc.	6,365	103,431
[a] Alkermes PLC	9,956	239,940
[a] AMN Healthcare Services, Inc.	2,242	114,858
[a] Artivion, Inc.	1,140	29,241
[a] AtriCure, Inc.	2,432	55,377
Atrion Corp.	66	29,860
[a] Axogen, Inc.	2,014	14,581

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Biote Corp., Class A	1,045	7,806
[a] Catalyst Pharmaceuticals, Inc.	6,156	95,357
[a] ChromaDex Corp.	1,425	3,890
[a] Collegium Pharmaceutical, Inc.	893	28,755
[a] Community Health Systems, Inc.	6,365	21,386
CONMED Corp.	1,672	115,903
[a] Corcept Therapeutics, Inc.	4,769	154,945
[a] CorVel Corp.	475	120,778
[a] Cross Country Healthcare, Inc.	1,957	27,085
Embecta Corp.	3,724	46,550
[a] Fennec Pharmaceuticals, Inc.	665	4,063
[a] Harmony Biosciences Holdings, Inc.	1,406	42,419
[a] Harvard Bioscience, Inc.	1,767	5,036
[a] Hims & Hers Health, Inc.	7,182	145,005
[a] Inari Medical, Inc.	2,869	138,142
[a] InfuSystem Holdings, Inc.	836	5,710
[a] Inmode Ltd.	4,142	75,550
[a] Innoviva, Inc.	3,306	54,218
iRadimed Corp.	494	21,706
[a] Ironwood Pharmaceuticals, Inc.	7,315	47,694
[a] Joint Corp.	779	10,953
[a] Kiniksa Pharmaceuticals International PLC	1,558	29,088
LeMaitre Vascular, Inc.	1,064	87,546
[a] Merit Medical Systems, Inc.	2,755	236,792
[a] MiMedx Group, Inc.	6,289	43,583
National HealthCare Corp.	741	80,324
National Research Corp.	950	21,803
[a] Option Care Health, Inc.	4,522	125,259
[a] Organogenesis Holdings, Inc.	3,724	10,427
Patterson Cos., Inc.	5,301	127,860
[a] Pediatrix Medical Group, Inc.	5,130	38,732
[a] Performant Financial Corp.	4,028	11,681
Phibro Animal Health Corp., Class A	1,235	20,711
[a] Prestige Consumer Healthcare, Inc.	2,812	193,606
[a] Puma Biotechnology, Inc.	1,159	3,778
[a] Quipt Home Medical Corp.	1,653	5,323
[a] Rigel Pharmaceuticals, Inc.	532	4,373
[a] Semler Scientific, Inc.	304	10,458
SIGA Technologies, Inc.	2,831	21,487
[a] Sonida Senior Living, Inc.	114	3,135
[a] Surmodics, Inc.	570	23,963
[a] Tactile Systems Technology, Inc.	1,311	15,653
[a] Treace Medical Concepts, Inc.	2,356	15,667
[a] UFP Technologies, Inc.	342	90,244
[a] Vanda Pharmaceuticals, Inc.	3,173	17,928
[a] Vericel Corp.	1,406	64,507
[a] Viemed Healthcare, Inc.	1,729	11,325
[a] Y-mAbs Therapeutics, Inc.	988	11,935
[a,b] Zynex, Inc.	1,197	11,156

		3,098,583

Industrials 23.8%
ACCO Brands Corp.	5,111	24,022
Alamo Group, Inc.	532	92,036
Allient, Inc.	779	19,685
Apogee Enterprises, Inc.	931	58,499
Applied Industrial Technologies, Inc.	1,957	379,658
Atkore, Inc.	1,919	258,931
[a] Atmus Filtration Technologies, Inc.	2,565	73,821
Barrett Business Services, Inc.	1,463	47,943
Boise Cascade Co.	2,090	249,170
[a] Bowman Consulting Group Ltd.	513	16,308
[a] BrightView Holdings, Inc.	1,178	15,667
Brink’s Co.	2,584	264,602
[a] Cimpress PLC	1,121	98,211

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

CompX International, Inc.	95	2,344
Costamare, Inc.	2,451	40,270
Covenant Logistics Group, Inc.	570	28,095
CRA International, Inc.	361	62,171
CSG Systems International, Inc.	1,881	77,441
CSW Industrials, Inc.	836	221,799
Deluxe Corp.	2,641	59,317
[a] DXP Enterprises, Inc.	741	33,967
Encore Wire Corp.	760	220,271
Enerpac Tool Group Corp.	1,463	55,857
Ennis, Inc.	1,615	35,352
ESCO Technologies, Inc.	1,349	141,699
Exponent, Inc.	3,002	285,550
Federal Signal Corp.	1,577	131,948
[a] Forrester Research, Inc.	323	5,517
Forward Air Corp.	1,406	26,770
[a] Franklin Covey Co.	684	25,992
Franklin Electric Co., Inc.	2,622	252,551
[a] GEO Group, Inc.	6,194	88,946
Global Industrial Co.	912	28,600
[a] GMS, Inc.	2,489	200,638
Golden Ocean Group Ltd.	3,154	43,525
Gorman-Rupp Co.	1,083	39,757
Griffon Corp.	1,064	67,947
H&E Equipment Services, Inc.	1,615	71,335
Heartland Express, Inc.	2,926	36,078
Heidrick & Struggles International, Inc.	1,368	43,201
Hillenbrand, Inc.	3,344	133,827
HNI Corp.	2,888	130,018
[a] Huron Consulting Group, Inc.	665	65,503
Hyster-Yale, Inc.	475	33,122
[a] IBEX Holdings Ltd.	513	8,300
ICF International, Inc.	1,083	160,782
[a] IES Holdings, Inc.	380	52,945
Insperity, Inc.	1,919	175,032
Interface, Inc.	1,539	22,593
Kadant, Inc.	646	189,782
Karat Packaging, Inc.	361	10,678
Kelly Services, Inc., Class A	1,729	37,018
Kforce, Inc.	1,292	80,272
Korn Ferry	3,439	230,894
[a] L B Foster Co., Class A	228	4,907
[a] Legalzoom.com, Inc.	7,866	65,996
[a] Liquidity Services, Inc.	1,273	25,435
LSI Industries, Inc.	1,330	19,245
Luxfer Holdings PLC	1,444	16,736
Marten Transport Ltd.	3,040	56,088
[a] Masterbrand, Inc.	5,586	82,003
Matson, Inc.	1,748	228,936
Matthews International Corp., Class A	1,387	34,744
[b] McGrath RentCorp	1,273	135,638
Miller Industries, Inc.	608	33,452
MillerKnoll, Inc.	3,914	103,682
[a] Mistras Group, Inc.	1,159	9,608
Moog, Inc., Class A	1,368	228,866
Mueller Industries, Inc.	5,947	338,622
Mueller Water Products, Inc., Class A	7,695	137,894
National Presto Industries, Inc.	266	19,985
NL Industries, Inc.	513	3,093
[a] NV5 Global, Inc.	779	72,424
Omega Flex, Inc.	247	12,666
[a] PAM Transportation Services, Inc.	361	6,271
Preformed Line Products Co.	133	16,564
Primoris Services Corp.	1,406	70,145
[a] Radiant Logistics, Inc.	1,881	10,703

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Resideo Technologies, Inc.	4,256	83,247
Resources Connection, Inc.	2,223	24,542
REV Group, Inc.	1,425	35,468
Rush Enterprises, Inc., Class A	3,230	135,240
Rush Enterprises, Inc., Class B	475	18,639
Safe Bulkers, Inc.	3,344	19,462
Standex International Corp.	608	97,979
Steelcase, Inc., Class A	5,225	67,716
Tennant Co.	1,159	114,092
[a] Thermon Group Holdings, Inc.	1,216	37,404
[a] Titan Machinery, Inc.	1,159	18,428
TriNet Group, Inc.	1,539	153,900
UFP Industries, Inc.	3,097	346,864
UniFirst Corp.	722	123,845
Universal Logistics Holdings, Inc.	399	16,195
[a] Upwork, Inc.	3,249	34,927
Virco Mfg. Corp.	323	4,503
Wabash National Corp.	1,995	43,571
Watts Water Technologies, Inc., Class A	1,539	282,206
Werner Enterprises, Inc.	4,180	149,769

		8,797,957

Information Technology 14.3%
A10 Networks, Inc.	4,693	64,998
[a] ACI Worldwide, Inc.	2,869	113,584
Adeia, Inc.	4,028	45,053
[a] Agilysys, Inc.	589	61,339
American Software, Inc., Class A	1,748	15,959
[a] Aviat Networks, Inc.	551	15,808
[a] Axcelis Technologies, Inc.	1,558	221,532
Badger Meter, Inc.	1,729	322,199
Belden, Inc.	1,919	180,002
Benchmark Electronics, Inc.	931	36,737
[a] Blackbaud, Inc.	2,299	175,115
[a] Box, Inc., Class A	7,467	197,428
[a] Calix, Inc.	2,812	99,629
Clear Secure, Inc., Class A	2,679	50,124
Climb Global Solutions, Inc.	190	11,934
[a] CommVault Systems, Inc.	2,926	355,714
CompoSecure, Inc.	969	6,589
[a] Consensus Cloud Solutions, Inc.	969	16,647
[a] Couchbase, Inc.	1,064	19,429
[a] CPI Card Group, Inc.	190	5,178
[a] Daily Journal Corp.	38	14,990
[a] eGain Corp.	1,178	7,433
[a] Enfusion, Inc., Class A	2,299	19,588
[a] ePlus, Inc.	1,558	114,793
[a] Extreme Networks, Inc.	6,897	92,765
Hackett Group, Inc.	1,558	33,840
[a] Harmonic, Inc.	5,282	62,169
Immersion Corp.	1,482	13,946
Information Services Group, Inc.	1,976	5,809
[a] Insight Enterprises, Inc.	1,520	301,507
InterDigital, Inc.	1,235	143,952
[a] Mitek Systems, Inc.	1,729	19,330
Napco Security Technologies, Inc.	2,033	105,614
[a] NetScout Systems, Inc.	3,211	58,729
NVE Corp.	266	19,868
[a] OneSpan, Inc.	2,185	28,012
[a] Ooma, Inc.	1,444	14,339
[a] OSI Systems, Inc.	874	120,193
PC Connection, Inc.	627	40,253
[a] Plexus Corp.	1,083	111,744
Progress Software Corp.	2,337	126,806
[a] PROS Holdings, Inc.	1,976	56,612

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Qualys, Inc.	2,242	319,709
[a] Rambus, Inc.	5,833	342,747
Richardson Electronics Ltd.	513	6,100
[a] Rimini Street, Inc.	3,401	10,441
Sapiens International Corp. NV	1,501	50,929
[a] SEMrush Holdings, Inc., Class A	1,026	13,738
[a] SPS Commerce, Inc.	2,014	378,954
[a] Squarespace, Inc., Class A	3,230	140,925
[a] Varonis Systems, Inc.	3,002	144,006
Vishay Intertechnology, Inc.	6,213	138,550
[a] Vishay Precision Group, Inc.	646	19,664
[a] WM Technology, Inc.	2,432	2,529
[a] Workiva, Inc.	2,071	151,162
[a] Yext, Inc.	5,206	27,852

		5,274,596

Materials 4.1%
Alpha Metallurgical Resources, Inc.	551	154,572
Arch Resources, Inc.	931	141,726
Caledonia Mining Corp. PLC	665	6,464
Commercial Metals Co.	5,624	309,264
[a] Core Molding Technologies, Inc.	304	4,846
Greif, Inc., Class A	1,425	81,895
Greif, Inc., Class B	304	18,997
Hawkins, Inc.	760	69,160
Innospec, Inc.	1,330	164,375
Myers Industries, Inc.	2,014	26,947
Northern Technologies International Corp.	228	3,776
Ramaco Resources, Inc., Class A	1,159	14,429
Ramaco Resources, Inc., Class B	304	3,301
Ryerson Holding Corp.	1,387	27,046
Sensient Technologies Corp.	2,261	167,744
SunCoke Energy, Inc.	4,218	41,336
Sylvamo Corp.	1,691	116,003
Warrior Met Coal, Inc.	2,660	166,968

		1,518,849

Real Estate 3.8%
Alexander’s, Inc.	57	12,817
American Assets Trust, Inc.	2,546	56,980
Brandywine Realty Trust	4,845	21,706
Broadstone Net Lease, Inc.	9,576	151,971
CareTrust REIT, Inc.	7,239	181,699
City Office REIT, Inc.	1,938	9,651
Community Healthcare Trust, Inc.	1,425	33,331
Elme Communities	2,280	36,320
Essential Properties Realty Trust, Inc.	4,541	125,831
[a] Forestar Group, Inc.	855	27,351
Four Corners Property Trust, Inc.	4,978	122,807
Innovative Industrial Properties, Inc.	1,406	153,563
LTC Properties, Inc.	2,109	72,761
NET Lease Office Properties	380	9,356
One Liberty Properties, Inc.	418	9,815
Orion Office REIT, Inc.	3,078	11,050
Paramount Group, Inc.	5,130	23,752
Peakstone Realty Trust	1,083	11,480
Piedmont Office Realty Trust, Inc., Class A	6,536	47,386
RE/MAX Holdings, Inc., Class A	1,254	10,157
Retail Opportunity Investments Corp.	5,700	70,851
RMR Group, Inc., Class A	874	19,752
Tanger, Inc.	6,182	167,594
Universal Health Realty Income Trust	665	26,028

		1,414,009

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Utilities 4.7%
American States Water Co.	2,090	151,671
Avista Corp.	3,990	138,094
California Water Service Group	3,135	152,016
Global Water Resources, Inc.	627	7,587
MGE Energy, Inc.	1,881	140,548
Northwest Natural Holding Co.	1,919	69,295
Northwestern Energy Group, Inc.	3,192	159,855
Otter Tail Corp.	1,976	173,078
PNM Resources, Inc.	4,807	177,667
SJW Group	1,615	87,565
Southwest Gas Holdings, Inc.	3,591	252,735
Spire, Inc.	2,584	156,926
Unitil Corp.	798	41,329
York Water Co.	836	31,007

		1,739,373

Total Common Stocks (Cost $34,968,518)		37,126,339

Total Investments before Short-Term Investments (Cost $34,968,518)		37,126,339

Short-Term Investments 0.8%
Investments from Cash Collateral Received for Loaned Securities 0.8%
Money Market Funds 0.8%
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	298,810	298,810

Money Market Funds 0.0%†
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	213	213

Total Short-Term Investments (Cost $299,023)		299,023

Total Investments (Cost $35,267,541) 101.4%		37,425,362

Other Assets, less Liabilities (1.4)%		(501,447)

Net Assets 100.0%		$36,923,915

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bA portion or all of the security is on loan at June 30, 2024.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin U.S. Treasury Bond ETF	Country	Principal Amount*	Value
U.S. Government & Agency Securities 98.8%
U.S. Treasury Bonds, 2.375%, 5/15/51	United States	6,000,000	$3,953,203
3.125%, 5/15/48	United States	5,000,000	3,889,355
3.625%, 5/15/53	United States	34,000,000	28,938,516
3.875%, 5/15/43	United States	13,400,000	12,094,285
4.00%, 11/15/52	United States	20,700,000	18,861,662
4.125%, 8/15/53	United States	11,400,000	10,618,477
4.375%, 5/15/40	United States	4,750,000	4,687,471
4.75%, 2/15/41	United States	114,000,000	117,117,188
[a] U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	United States	3,575,320	3,479,983
U.S. Treasury Inflation-Indexed Notes,
[a] 0.125%, 1/15/32	United States	1,696,455	1,469,396
[a] 0.50%, 1/15/28	United States	9,589,544	9,038,356
U.S. Treasury Notes,
0.25%, 7/31/25	United States	102,083,000	96,956,918
0.75%, 1/31/28	United States	268,500,000	235,787,050
1.125%, 2/29/28	United States	13,553,000	12,042,317
1.125%, 2/15/31	United States	48,475,000	39,652,929
1.25%, 4/30/28	United States	110,000,000	97,751,757
1.25%, 8/15/31	United States	5,900,000	4,789,256
1.375%, 11/15/31	United States	15,630,000	12,717,081
1.875%, 2/15/32	United States	9,884,000	8,298,699
3.50%, 1/31/30	United States	14,500,000	13,888,848
4.00%, 1/31/31	United States	7,500,000	7,350,586
4.375%, 5/15/34	United States	11,500,000	11,504,492
4.625%, 6/30/26	United States	4,500,000	4,492,002

Total U.S. Government & Agency Securities (Cost $764,966,225)			759,379,827

Total Investments before Short-Term Investments (Cost $764,966,225)			759,379,827

Short-Term Investments 0.9%
Money Market Funds 0.9%
United States 0.9%

[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	United States	7,086,199	7,086,199

Total Short-Term Investments (Cost $7,086,199)			7,086,199

Total Investments (Cost $772,052,424) 99.7%			766,466,026

Other Assets, less Liabilities 0.3%			2,107,904

Net Assets 100.0%			$768,573,930

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aPrincipal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.

bThe rate shown is the annualized seven-day effective yield at period end.

cSee Note 3 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Franklin Ultra Short Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 40.0%
Aerospace & Defense 2.0%
Northrop Grumman Corp., 2.93%, 1/15/25	United States	100,000	$98,594

Apparel 2.0%
Tapestry, Inc., 7.05%, 11/27/25	United States	100,000	101,704

Auto Manufacturers 2.0%
American Honda Finance Corp., 2.15%, 9/10/24	United States	100,000	99,303

Banks 16.0%
Bank of America Corp., 0.981% to 9/25/24, FRN thereafter, 9/25/25	United States	200,000	197,773
[a] Goldman Sachs Group, Inc., 3 mo. USD Term SOFR + 1.43%, 6.754%, 5/15/26	United States	200,000	201,473
JPMorgan Chase & Co., 0.768% to 8/09/24, FRN thereafter, 8/09/25	United States	200,000	198,912
Toronto-Dominion Bank, 4.285%, 9/13/24	Canada	100,000	99,678
Westpac Banking Corp., 5.35%, 10/18/24	Australia	100,000	99,905

			797,741

Electric Utilities 1.0%
[b] Vistra Operations Co. LLC, 3.55%, 7/15/24	United States	50,000	49,943

Financial Services 6.0%
Capital One Financial Corp., Subordinated, 4.20%, 10/29/25	United States	200,000	195,963
[a] Charles Schwab Corp., SOFR + 0.52%, 5.885%, 5/13/26	United States	100,000	100,028

			295,991

Health Care Providers & Services 2.0%
Elevance Health, Inc., 2.375%, 1/15/25	United States	100,000	98,286

Insurance 2.0%
[a,b] Pacific Life Global Funding II, SOFR + 0.80%, 6.176%, 3/30/25	United States	100,000	100,371

Real Estate Investment Trusts (REITs) 2.0%
Boston Properties LP, 3.20%, 1/15/25	United States	100,000	98,526

Telecommunications 3.0%
[a] Verizon Communications, Inc., 3 mo. USD Term SOFR + 1.36%, 6.684%, 5/15/25	United States	150,000	151,511

Transportation 2.0%
Ryder System, Inc., 2.50%, 9/01/24	United States	100,000	99,387

Total Corporate Bonds & Notes (Cost $1,983,474)			1,991,357

Total Investments before Short-Term Investments (Cost $1,983,474)			1,991,357

Short-Term Investments 59.7%
Commercial Paper 8.0%
Export Development Canada, 0.000%, 8/29/24	Canada	200,000	198,197
Province of British Columbia, 0.000%, 7/25/24	Canada	200,000	199,204

Total Commercial Paper (Cost $397,547)			397,401

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Money Market Funds 51.7%
United States 51.7%

[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	United States	2,575,906	2,575,906

Total Short-Term Investments (Cost $2,973,453)			2,973,307

Total Investments (Cost $4,956,927) 99.7%			4,964,664
Other Assets, less Liabilities 0.3%			15,985

Net Assets 100.0%			$4,980,649

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aVariable rate security. The rate shown represents the yield at period end.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $150,314, representing 3.0% of net assets.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

FRN	–	Floating Rate Note

SOFR	–	Secured Overnight Financing Rate

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Martin Currie Sustainable International Equity ETF	Country	Shares	Value
Common Stocks 99.1%
Automobiles 6.9%
Ferrari NV	Italy	5,421	$2,211,852

Beverages 1.8%
Pernod Ricard SA	France	4,313	585,666

Biotechnology 4.0%
CSL Ltd.	Australia	6,540	1,289,400

Building Products 9.2%
Assa Abloy AB, Class B	Sweden	52,071	1,473,105
Kingspan Group PLC	Ireland	17,026	1,450,686

			2,923,791

Capital Markets 2.3%
Partners Group Holding AG	Switzerland	575	738,426

Chemicals 9.2%
Croda International PLC	United Kingdom	15,826	789,823
Linde PLC	United States	4,879	2,140,954

			2,930,777

Electronic Equipment, Instruments & Components 5.1%
Hexagon AB, Class B	Sweden	143,729	1,623,876

Financial Services 3.0%
[a,b] Adyen NV	Netherlands	811	967,582

Health Care Equipment & Supplies 8.6%
Coloplast AS, Class B	Denmark	10,006	1,203,044
ResMed, Inc., CDI	United States	80,182	1,558,292

			2,761,336

Life Sciences Tools & Services 8.7%
[b] Mettler-Toledo International, Inc.	United States	1,169	1,633,783
[b] Oxford Nanopore Technologies PLC	United Kingdom	135,668	161,894
Sartorius Stedim Biotech	France	6,008	987,110

			2,782,787

Machinery 6.1%
Atlas Copco AB, Class A	Sweden	104,399	1,963,729

Personal Care Products 4.1%
L’Oreal SA	France	2,988	1,313,140

Pharmaceuticals 3.1%
Novo Nordisk AS, Class B	Denmark	6,791	981,436

Semiconductors & Semiconductor Equipment 13.8%
ASML Holding NV	Netherlands	3,158	3,263,420
BE Semiconductor Industries NV	Netherlands	6,894	1,153,737

			4,417,157

Software 6.3%
Dassault Systemes SE	France	33,780	1,277,992
Nemetschek SE	Germany	7,558	744,011

			2,022,003

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Textiles, Apparel & Luxury Goods 6.9%
Kering SA	France	1,954	708,887
Moncler SpA	Italy	24,348	1,488,980

			2,197,867

Total Common Stocks (Cost $31,010,491)			31,710,825

Total Investments (Cost $31,010,491) 99.1%			31,710,825
Other Assets, less Liabilities 0.9%			288,319

Net Assets 100.0%			$31,999,144

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $967,582, representing 3.0% of net assets.

bNon-income producing.

Abbreviations

Selected Portfolio

CDI	–	Clearing House Electronic Subregister System Depositary Interest

SPA	–	Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2024 (unaudited)

Western Asset Bond ETF	Country	Principal Amount	*	Value
Corporate Bonds & Notes 40.1%
Aerospace & Defense 1.1%
Boeing Co.,
3.25%, 2/01/35	United States	10,000		$7,640
2.70%, 2/01/27	United States	50,000		46,111
5.15%, 5/01/30	United States	10,000		9,606
2.196%, 2/04/26	United States	70,000		65,824
General Dynamics Corp.,
4.25%, 4/01/50	United States	10,000		8,431
4.25%, 4/01/40	United States	10,000		8,785
L3Harris Technologies, Inc.,
4.854%, 4/27/35	United States	10,000		9,501
5.054%, 4/27/45	United States	10,000		9,240
Lockheed Martin Corp.,
4.50%, 5/15/36	United States	10,000		9,395
4.15%, 6/15/53	United States	60,000		48,453
3.90%, 6/15/32	United States	10,000		9,331
5.20%, 2/15/64	United States	10,000		9,463
Northrop Grumman Corp.,
5.25%, 5/01/50	United States	30,000		28,486
3.25%, 1/15/28	United States	50,000		47,111
RTX Corp.,
4.50%, 6/01/42	United States	40,000		34,672
2.25%, 7/01/30	United States	20,000		17,090
3.95%, 8/16/25	United States	30,000		29,497
4.125%, 11/16/28	United States	10,000		9,629
6.00%, 3/15/31	United States	20,000		20,842

				429,107

Agriculture 0.6%
Altria Group, Inc.,
3.875%, 9/16/46	United States	30,000		21,631
5.80%, 2/14/39	United States	50,000		50,076
6.875%, 11/01/33	United States	60,000		64,891
BAT Capital Corp.,
3.557%, 8/15/27	United Kingdom	10,000		9,501
4.54%, 8/15/47	United Kingdom	80,000		61,660
Philip Morris International, Inc.,
2.10%, 5/01/30	United States	20,000		16,943
4.875%, 2/13/29	United States	10,000		9,892
5.25%, 2/13/34	United States	10,000		9,814

				244,408

Airlines 0.7%
[a] American Airlines, Inc., 8.50%, 5/15/29	United States	20,000		20,792
Delta Air Lines, Inc.,
7.375%, 1/15/26	United States	90,000		91,884
2.90%, 10/28/24	United States	20,000		19,805
Delta Air Lines, Inc./SkyMiles IP Ltd.,
[a] 4.75%, 10/20/28	United States	20,000		19,486
[a] first lien, 4.50%, 10/20/25	United States	13,335		13,176
[a] Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27	United States	18,000		18,050
[a] Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25	United States	40,000		29,231
[a] United Airlines, Inc., 4.625%, 4/15/29	United States	70,000		65,249

				277,673

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Apparel 0.1%
NIKE, Inc.,
2.85%, 3/27/30	United States	20,000	18,014
3.25%, 3/27/40	United States	20,000	15,568
2.75%, 3/27/27	United States	20,000	18,945

			52,527

Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	200,000	211,770
General Motors Co.,
6.125%, 10/01/25	United States	20,000	20,111
6.25%, 10/02/43	United States	20,000	19,931
5.60%, 10/15/32	United States	10,000	10,008
[a] Nissan Motor Co. Ltd., 3.522%, 9/17/25	Japan	200,000	194,127

			455,947

Banks 11.5%
Bank of America Corp.,
4.083% to 3/20/50, FRN thereafter, 3/20/51	United States	80,000	63,938
3.97% to 3/05/28, FRN thereafter, 3/05/29	United States	210,000	200,842
5.00%, 1/21/44	United States	50,000	47,077
1.319% to 6/19/25, FRN thereafter, 6/19/26	United States	140,000	134,170
4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	190,000	179,253
Bank of Montreal, 1.85%, 5/01/25	Canada	50,000	48,511
Bank of Nova Scotia,
4.588% to 5/04/32, FRN thereafter, 5/04/37	Canada	20,000	18,022
1.30%, 6/11/25	Canada	30,000	28,833
[a] BNP Paribas SA, 2.219% to 6/09/25, FRN
thereafter, 6/09/26	France	200,000	193,368
Citigroup, Inc.,
4.30%, 11/20/26	United States	70,000	68,301
4.40%, 6/10/25	United States	60,000	59,196
3.98% to 3/20/29, FRN thereafter, 3/20/30	United States	90,000	84,981
4.412% to 3/31/30, FRN thereafter, 3/31/31	United States	230,000	219,288
4.45%, 9/29/27	United States	70,000	68,249
4.75%, 5/18/46	United States	10,000	8,587
Goldman Sachs Group, Inc.,
2.615% to 4/22/31, FRN thereafter, 4/22/32	United States	40,000	33,646
5.15%, 5/22/45	United States	50,000	46,810
1.093% to 12/09/25, FRN thereafter, 12/09/26	United States	60,000	56,108
6.75%, 10/01/37	United States	20,000	21,590
4.75%, 10/21/45	United States	50,000	44,926
3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	110,000	105,257
2.60%, 2/07/30	United States	20,000	17,534
4.25%, 10/21/25	United States	30,000	29,487
HSBC Holdings PLC,
2.099% to 6/04/25, FRN thereafter, 6/04/26	United Kingdom	400,000	386,784
4.762% to 3/29/32, FRN thereafter, 3/29/33	United Kingdom	200,000	185,631
JPMorgan Chase & Co.,
3.109% to 4/22/40, FRN thereafter, 4/22/41	United States	20,000	14,978
3.109% to 4/22/50, FRN thereafter, 4/22/51	United States	10,000	6,814
3.509% to 1/23/28, FRN thereafter, 1/23/29	United States	100,000	94,606
2.083% to 4/22/25, FRN thereafter, 4/22/26	United States	70,000	67,990
2.545% to 11/08/31, FRN thereafter, 11/08/32	United States	110,000	91,632
Morgan Stanley,
2.188% to 4/28/25, FRN thereafter, 4/28/26	United States	50,000	48,566
3.772% to 1/24/28, FRN thereafter, 1/24/29	United States	60,000	57,135
2.511% to 10/20/31, FRN thereafter, 10/20/32	United States	70,000	57,882
PNC Financial Services Group, Inc.,
5.582% to 6/12/28, FRN thereafter, 6/12/29	United States	30,000	30,337
5.812% to 6/12/25, FRN thereafter, 6/12/26	United States	20,000	20,024

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Royal Bank of Canada,
1.15%, 6/10/25	Canada	30,000	28,814
3.875%, 5/04/32	Canada	20,000	18,329
5.15%, 2/01/34	Canada	20,000	19,854
Toronto-Dominion Bank,
1.15%, 6/12/25	Canada	30,000	28,823
4.456%, 6/08/32	Canada	20,000	18,855
Truist Financial Corp., 6.047% to 6/08/26, FRN thereafter, 6/08/27	United States	20,000	20,149
U.S. Bancorp,
5.775% to 6/12/28, FRN thereafter, 6/12/29	United States	20,000	20,308
5.836% to 6/10/33, FRN thereafter, 6/12/34	United States	20,000	20,288
UBS AG,
2.95%, 4/09/25	Switzerland	250,000	245,064
7.95%, 1/09/25	Switzerland	500,000	505,312
[a] UBS Group AG, 4.253%, 3/23/28	Switzerland	400,000	382,920
Wells Fargo & Co.,
5.013% to 4/04/50, FRN thereafter, 4/04/51	United States	170,000	154,963
4.478% to 4/04/30, FRN thereafter, 4/04/31	United States	50,000	47,887
2.188% to 4/30/25, FRN thereafter, 4/30/26	United States	70,000	67,986
2.393% to 6/02/27, FRN thereafter, 6/02/28	United States	70,000	64,485
3.584% to 5/22/27, FRN thereafter, 5/22/28	United States	110,000	104,796
4.75%, 12/07/46	United States	50,000	42,381
3.35% to 3/02/32, FRN thereafter, 3/02/33	United States	30,000	26,026

			4,657,593

Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	United States	80,000	73,804
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/01/30	United States	10,000	9,294
4.75%, 1/23/29	Belgium	40,000	39,786
Constellation Brands, Inc., 4.35%, 5/09/27	United States	20,000	19,513
PepsiCo, Inc., 1.625%, 5/01/30	United States	20,000	16,744

			159,141

Biotechnology 0.1%
Amgen, Inc., 4.663%, 6/15/51	United States	10,000	8,553
Gilead Sciences, Inc.,
4.75%, 3/01/46	United States	10,000	8,919
3.50%, 2/01/25	United States	10,000	9,888

			27,360

Chemicals 0.4%
[b] OCP SA, 3.75%, 6/23/31	Morocco	200,000	172,825

Coal 0.0%†
Teck Resources Ltd., 3.90%, 7/15/30	Canada	10,000	9,284

Commercial Services & Supplies 0.2%
PayPal Holdings, Inc., 2.30%, 6/01/30	United States	10,000	8,625
United Rentals North America, Inc.,
3.875%, 2/15/31	United States	70,000	62,514
3.875%, 11/15/27	United States	10,000	9,454
[a] 6.125%, 3/15/34	United States	10,000	9,976

			90,569

Diversified Telecommunication Services 0.0%†
Verizon Communications, Inc., 3.40%, 3/22/41	United States	20,000	15,303

Electric 0.7%
[b] Comision Federal de Electricidad, 3.875%, 7/26/33	Mexico	200,000	160,047
Consolidated Edison Co. of New York, Inc.,
Series 20B, 3.95%, 4/01/50	United States	10,000	7,811
Series 20A, 3.35%, 4/01/30	United States	10,000	9,187

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Duke Energy Ohio, Inc., 3.65%, 2/01/29	United States	10,000	9,444
Exelon Corp., 5.625%, 6/15/35	United States	10,000	9,988
FirstEnergy Corp.,
Series B, 4.15%, 7/15/27	United States	30,000	28,808
Series C, 5.10%, 7/15/47	United States	20,000	17,230
Pacific Gas & Electric Co.,
3.50%, 8/01/50	United States	10,000	6,535
2.50%, 2/01/31	United States	20,000	16,496
2.10%, 8/01/27	United States	10,000	9,027
Progress Energy, Inc., 6.00%, 12/01/39	United States	10,000	10,066

			284,639

Electronic Equipment, Instruments & Components 0.1%
Honeywell International, Inc., 5.00%, 3/01/35	United States	30,000	29,754

Energy Equipment & Services 0.0%†
[a] Schlumberger Holdings Corp., 3.90%, 5/17/28	United States	10,000	9,553

Entertainment 0.3%
Warnermedia Holdings, Inc.,
6.412%, 3/15/26	United States	20,000	20,001
3.755%, 3/15/27	United States	50,000	47,483
5.05%, 3/15/42	United States	10,000	8,139
4.279%, 3/15/32	United States	30,000	26,194

			101,817

Environmental Control 0.1%
[a] GFL Environmental, Inc., 6.75%, 1/15/31	United States	30,000	30,643
Waste Connections, Inc., 5.00%, 3/01/34	United States	20,000	19,559

			50,202

Financial Services 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	150,000	136,368
Air Lease Corp.,
3.375%, 7/01/25	United States	20,000	19,548
5.30%, 2/01/28	United States	20,000	19,967
American Express Co., 4.05%, 5/03/29	United States	30,000	28,962
Charles Schwab Corp.,
5.875%, 8/24/26	United States	50,000	50,589
6.136% to 8/24/33, FRN thereafter, 8/24/34	United States	20,000	20,835
Intercontinental Exchange, Inc., 4.60%, 3/15/33	United States	10,000	9,560
[a] Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/31	United States	20,000	20,526
Mastercard, Inc., 3.85%, 3/26/50	United States	10,000	7,893
Visa, Inc.,
4.30%, 12/14/45	United States	30,000	26,041
2.05%, 4/15/30	United States	20,000	17,181

			357,470

Food 0.3%
Kraft Heinz Foods Co., 5.20%, 7/15/45	United States	40,000	36,713
Mars, Inc.,
[a] 2.70%, 4/01/25	United States	20,000	19,616
[a] 3.20%, 4/01/30	United States	10,000	9,150
Mondelez International, Inc., 1.50%, 5/04/25	United States	40,000	38,665

			104,144

Gas 0.5%
[b] Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29	Colombia	200,000	181,823

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Health Care Providers & Services 1.0%
Centene Corp.,
4.25%, 12/15/27	United States	20,000	19,112
4.625%, 12/15/29	United States	20,000	18,931
3.00%, 10/15/30	United States	10,000	8,558
2.625%, 8/01/31	United States	10,000	8,222
3.375%, 2/15/30	United States	10,000	8,884
CVS Health Corp., 4.30%, 3/25/28	United States	30,000	28,975
Elevance Health, Inc.,
4.375%, 12/01/47	United States	10,000	8,309
4.10%, 5/15/32	United States	10,000	9,283
3.65%, 12/01/27	United States	10,000	9,562
HCA, Inc.,
7.69%, 6/15/25	United States	20,000	20,336
5.875%, 2/01/29	United States	10,000	10,184
3.50%, 9/01/30	United States	30,000	27,069
5.50%, 6/15/47	United States	20,000	18,508
Humana, Inc.,
3.95%, 3/15/27	United States	10,000	9,671
4.50%, 4/01/25	United States	10,000	9,930
4.95%, 10/01/44	United States	20,000	17,409
[a] LifePoint Health, Inc., 9.875%, 8/15/30	United States	60,000	64,060
UnitedHealth Group, Inc., 3.875%, 8/15/59	United States	40,000	29,626
4.20%, 5/15/32	United States	40,000	37,661
4.00%, 5/15/29	United States	20,000	19,241
5.00%, 4/15/34	United States	20,000	19,748

			403,279

Healthcare-Products 0.3%
Abbott Laboratories, 4.75%, 11/30/36	United States	10,000	9,713
[a] Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/01/29	United States	10,000	10,126
Solventum Corp.,
[a] 5.40%, 3/01/29	United States	30,000	29,915
[a] 5.45%, 3/13/31	United States	30,000	29,631
[a] 5.90%, 4/30/54	United States	40,000	38,261

			117,646

Home Builders 0.0%†
Lennar Corp., 4.75%, 11/29/27	United States	10,000	9,865

Insurance 0.2%
Aon North America, Inc., 5.45%, 3/01/34	United States	50,000	49,800
Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	United States	30,000	25,640
MetLife, Inc., 6.40%, 12/15/66	United States	10,000	10,136
[a] Principal Life Global Funding II, 1.25%, 6/23/25	United States	10,000	9,600

			95,176

Internet 1.0%
Alphabet, Inc.,
1.90%, 8/15/40	United States	30,000	19,552
1.10%, 8/15/30	United States	10,000	8,170
Amazon.com,
Inc., 3.15%, 8/22/27	United States	60,000	56,991
3.10%, 5/12/51	United States	30,000	20,631
4.95%, 12/05/44	United States	70,000	67,714
3.60%, 4/13/32	United States	70,000	64,319
[b] Prosus NV, 3.061%, 7/13/31	China	200,000	165,686

			403,063

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Iron/Steel 0.3%
ArcelorMittal SA, 7.00%, 10/15/39	Luxembourg	10,000	10,754
Vale Overseas Ltd., 6.125%, 6/12/33	Brazil	100,000	100,832

			111,586

Leisure Time 0.7%
[a] Carnival Corp., 10.50%, 6/01/30	United States	60,000	65,221
NCL Corp. Ltd.,
[a] 7.75%, 2/15/29	United States	70,000	72,826
[a] 8.125%, 1/15/29	United States	20,000	20,971
[a] Royal Caribbean Cruises Ltd., 7.25%, 1/15/30	United States	60,000	62,163
[a] VOC Escrow Ltd., 5.00%, 2/15/28	United States	70,000	67,901

			289,082

Lodging 0.3%
Hilton Domestic Operating Co., Inc.,
[a] 3.625%, 2/15/32	United States	50,000	43,311
[a] 6.125%, 4/01/32	United States	10,000	10,055
Las Vegas Sands Corp.,
2.90%, 6/25/25	United States	70,000	67,979
6.00%, 8/15/29	United States	10,000	10,055

			131,400

Machinery-Diversified 0.1%
Deere & Co.,
3.75%, 4/15/50	United States	20,000	15,694
3.10%, 4/15/30	United States	10,000	9,099
Otis Worldwide Corp., 2.056%, 4/05/25	United States	10,000	9,733

			34,526

Media 1.8%
[a] CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/01/33	United States	190,000	149,699
Charter Communications Operating LLC/Charter Communications Operating
Capital, 4.908%, 7/23/25	United States	3,000	2,972
5.375%, 5/01/47	United States	30,000	23,990
5.125%, 7/01/49	United States	30,000	23,049
5.05%, 3/30/29	United States	70,000	67,347
5.50%, 4/01/63	United States	30,000	23,271
6.55%, 6/01/34	United States	10,000	10,009
Comcast Corp.,
3.999%, 11/01/49	United States	10,000	7,812
4.15%, 10/15/28	United States	90,000	87,151
4.25%, 10/15/30	United States	50,000	47,967
5.65%, 6/15/35	United States	10,000	10,281
3.90%, 3/01/38	United States	50,000	42,399
3.45%, 2/01/50	United States	30,000	21,188
[a] DISH DBS Corp., 5.75%, 12/01/28	United States	120,000	83,423
Fox Corp.,
5.476%, 1/25/39	United States	20,000	19,080
6.50%, 10/13/33	United States	20,000	20,959
Time Warner Cable LLC, 6.55%, 5/01/37	United States	90,000	85,288
Walt Disney Co., 6.20%, 12/15/34	United States	20,000	21,739

			747,624

Mining 1.3%
[a] Anglo American Capital PLC, 4.75%, 4/10/27	South Africa	200,000	196,394
Barrick North America Finance LLC,
5.75%, 5/01/43	Canada	20,000	19,874
5.70%, 5/30/41	Canada	20,000	19,785
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	Australia	20,000	18,674
[b] Freeport Indonesia PT, 5.315%, 4/14/32	Indonesia	200,000	194,101
Freeport-McMoRan, Inc., 5.45%, 3/15/43	United States	50,000	47,528

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Glencore Funding LLC, 3.875%, 10/27/27	Australia	20,000	19,090
Yamana Gold, Inc., 4.625%, 12/15/27	Canada	20,000	19,351

			534,797

Miscellaneous Manufacturing 0.0%†
Eaton Corp., 4.15%, 11/02/42	United States	10,000	8,504

Oil & Gas 4.6%
Apache Corp.,
5.10%, 9/01/40	United States	30,000	25,622
4.25%, 1/15/44	United States	40,000	29,778
7.75%, 12/15/29	United States	10,000	10,925
BP Capital Markets America, Inc.,
2.772%, 11/10/50	United States	30,000	18,453
3.41%, 2/11/26	United States	30,000	29,167
3.588%, 4/14/27	United States	10,000	9,620
1.749%, 8/10/30	United States	30,000	24,917
Chevron Corp., 1.995%, 5/11/27	United States	10,000	9,243
[a] Chord Energy Corp., 6.375%, 6/01/26	United States	40,000	40,023
Continental Resources, Inc.,
4.375%, 1/15/28	United States	30,000	28,857
[a] 5.75%, 1/15/31	United States	20,000	19,676
4.90%, 6/01/44	United States	20,000	16,366
[a] 2.268%, 11/15/26	United States	10,000	9,287
Coterra Energy, Inc.,
3.90%, 5/15/27	United States	50,000	48,114
4.375%, 3/15/29	United States	50,000	47,840
Devon Energy Corp.,
5.60%, 7/15/41	United States	80,000	74,478
5.85%, 12/15/25	United States	20,000	20,059
4.50%, 1/15/30	United States	20,000	19,254
Diamondback Energy, Inc.,
3.50%, 12/01/29	United States	30,000	27,678
4.40%, 3/24/51	United States	20,000	15,995
Ecopetrol SA, 8.875%, 1/13/33	Colombia	130,000	134,340
EOG Resources, Inc.,
4.95%, 4/15/50	United States	30,000	27,524
3.90%, 4/01/35	United States	20,000	17,918
4.375%, 4/15/30	United States	10,000	9,763
EQT Corp.,
5.00%, 1/15/29	United States	30,000	29,461
3.90%, 10/01/27	United States	50,000	47,827
Exxon Mobil Corp.,
3.482%, 3/19/30	United States	20,000	18,654
4.114%, 3/01/46	United States	60,000	49,614
[b] KazMunayGas National Co. JSC, 3.50%, 4/14/33	Kazakhstan	200,000	164,119
Occidental Petroleum Corp.,
7.50%, 5/01/31	United States	20,000	22,077
3.20%, 8/15/26	United States	40,000	38,070
6.625%, 9/01/30	United States	60,000	62,961
6.60%, 3/15/46	United States	50,000	52,193
6.45%, 9/15/36	United States	40,000	41,805
4.40%, 4/15/46	United States	20,000	15,715
4.625%, 6/15/45	United States	30,000	23,873
4.50%, 7/15/44	United States	20,000	15,455
4.20%, 3/15/48	United States	40,000	30,535
5.55%, 3/15/26	United States	20,000	19,975
3.40%, 4/15/26	United States	20,000	19,222
4.10%, 2/15/47	United States	10,000	7,530
Petrobras Global Finance BV, 6.50%, 7/03/33	Brazil	120,000	119,587
Pioneer Natural Resources Co.,
2.15%, 1/15/31	United States	30,000	25,200
1.125%, 1/15/26	United States	10,000	9,383

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Range Resources Corp., 4.75%, 2/15/30	United States	40,000	37,559
Shell International Finance BV,
4.00%, 5/10/46	Netherlands	30,000	24,149
2.75%, 4/06/30	Netherlands	20,000	17,841
3.25%, 4/06/50	Netherlands	20,000	13,895
6.375%, 12/15/38	Netherlands	10,000	11,026
4.375%, 5/11/45	Netherlands	10,000	8,530
Southwestern Energy Co., 5.375%, 3/15/30	United States	50,000	48,335
[b] Tengizchevroil Finance Co. International Ltd.,
3.25%, 8/15/30	Kazakhstan	200,000	165,376

			1,854,864

Oil & Gas Services 0.0%†
Halliburton Co.,
4.85%, 11/15/35	United States	10,000	9,515
5.00%, 11/15/45	United States	10,000	9,061

			18,576

Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy, Inc., 4.625%, 10/15/28	United States	20,000	19,424
Chevron Corp., 3.078%, 5/11/50	United States	10,000	6,831

			26,255

Paper & Forest Products 0.1%
Suzano Austria GmbH, 3.75%, 1/15/31	Brazil	60,000	52,314

Personal Care Products 0.1%
Kenvue, Inc., 4.90%, 3/22/33	United States	30,000	29,680
Procter & Gamble Co., 3.00%, 3/25/30	United States	10,000	9,205

			38,885

Pharmaceuticals 2.4%
AbbVie, Inc.,
4.25%, 11/21/49	United States	30,000	25,019
3.20%, 11/21/29	United States	70,000	64,249
2.60%, 11/21/24	United States	100,000	98,905
4.80%, 3/15/29	United States	20,000	19,927
4.95%, 3/15/31	United States	10,000	9,977
5.05%, 3/15/34	United States	20,000	19,949
Becton Dickinson & Co., 4.685%, 12/15/44	United States	10,000	8,818
Bristol-Myers Squibb Co., 4.55%, 2/20/48	United States	10,000	8,576
5.10%, 2/22/31	United States	10,000	10,041
5.20%, 2/22/34	United States	50,000	49,917
5.65%, 2/22/64	United States	10,000	9,776
Cigna Group,
4.80%, 8/15/38	United States	50,000	45,974
4.375%, 10/15/28	United States	30,000	29,139
2.375%, 3/15/31	United States	20,000	16,787
CVS Health Corp.,
5.05%, 3/25/48	United States	90,000	77,602
3.875%, 7/20/25	United States	10,000	9,823
2.125%, 9/15/31	United States	70,000	56,224
Eli Lilly & Co.,
4.70%, 2/09/34	United States	30,000	29,427
5.10%, 2/09/64	United States	30,000	28,680
Johnson & Johnson, 3.625%, 3/03/37	United States	50,000	43,666
Merck & Co., Inc., 1.45%, 6/24/30	United States	20,000	16,552
Pfizer, Inc.,
1.70%, 5/28/30	United States	50,000	42,103
7.20%, 3/15/39	United States	20,000	23,609
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/31	Israel	200,000	222,622

			967,362

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Pipelines 3.2%
Cameron LNG LLC,
[a] 2.902%, 7/15/31	United States	10,000	8,611
[a] 3.302%, 1/15/35	United States	30,000	24,714
Cheniere Energy Partners LP, 3.25%, 1/31/32	United States	40,000	34,167
Columbia Pipelines Operating Co. LLC,
[a] 6.036%, 11/15/33	United States	30,000	30,672
[a] 6.544%, 11/15/53	United States	10,000	10,546
Energy Transfer LP,
6.25%, 4/15/49	United States	90,000	89,610
3.75%, 5/15/30	United States	20,000	18,405
2.90%, 5/15/25	United States	20,000	19,516
5.25%, 4/15/29	United States	20,000	19,929
5.55%, 5/15/34	United States	20,000	19,806
Enterprise Products Operating LLC,
2.80%, 1/31/30	United States	40,000	35,742
3.70%, 1/31/51	United States	80,000	59,023
Series H, 6.65%, 10/15/34	United States	10,000	10,977
4.15%, 10/16/28	United States	30,000	29,015
5.375% to 2/15/28, FRN thereafter, 2/15/78	United States	10,000	9,365
4.85%, 1/31/34	United States	30,000	29,144
Kinder Morgan, Inc.,
5.55%, 6/01/45	United States	10,000	9,335
4.30%, 6/01/25	United States	10,000	9,873
4.30%, 3/01/28	United States	10,000	9,712
MPLX LP,
4.875%, 6/01/25	United States	10,000	9,915
4.875%, 12/01/24	United States	20,000	19,917
5.20%, 3/01/47	United States	50,000	44,692
4.50%, 4/15/38	United States	20,000	17,451
4.80%, 2/15/29	United States	20,000	19,612
[b] Oleoducto Central SA, 4.00%, 7/14/27	Colombia	200,000	185,538
ONEOK, Inc.,
6.05%, 9/01/33	United States	20,000	20,601
6.625%, 9/01/53	United States	40,000	42,719
5.55%, 11/01/26	United States	10,000	10,044
5.80%, 11/01/30	United States	20,000	20,484
Southern Natural Gas Co. LLC, 8.00%, 3/01/32	United States	20,000	22,769
Targa Resources Corp., 4.95%, 4/15/52	United States	10,000	8,528
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	United States	30,000	29,404
6.875%, 1/15/29	United States	30,000	30,783
4.875%, 2/01/31	United States	30,000	28,646
[a] Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30	United States	20,000	17,485
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26	United States	60,000	61,759
[a] Venture Global Calcasieu Pass LLC, 3.875%, 11/01/33	United States	50,000	42,650
Western Midstream Operating LP,
3.10%, 2/01/25	United States	10,000	9,835
4.05%, 2/01/30	United States	80,000	74,454
5.25%, 2/01/50	United States	20,000	17,548
Williams Cos., Inc.,
5.75%, 6/24/44	United States	20,000	19,604
3.50%, 11/15/30	United States	50,000	45,344
5.15%, 3/15/34	United States	30,000	29,281

			1,307,225

Real Estate Investment Trusts (REITs) 0.1%
Service Properties Trust, 8.375%, 6/15/29	United States	20,000	19,677

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Retail 0.5%
Costco Wholesale Corp.,
1.60%, 4/20/30	United States	20,000	16,818
1.375%, 6/20/27	United States	40,000	36,347
Home Depot, Inc.,
3.90%, 6/15/47	United States	50,000	39,467
2.70%, 4/15/30	United States	20,000	17,825
2.50%, 4/15/27	United States	20,000	18,736
Lowe’s Cos., Inc., 4.50%, 4/15/30	United States	10,000	9,708
McDonald’s Corp.,
4.20%, 4/01/50	United States	30,000	23,933
3.60%, 7/01/30	United States	20,000	18,528
3.50%, 3/01/27	United States	10,000	9,602
Walmart, Inc.,
1.80%, 9/22/31	United States	10,000	8,242
1.50%, 9/22/28	United States	20,000	17,673

			216,879

Semiconductors 0.5%
[a] Broadcom, Inc., 4.926%, 5/15/37	United States	90,000	84,690
Intel Corp.,
4.75%, 3/25/50	United States	30,000	25,843
5.125%, 2/10/30	United States	20,000	20,091
1.60%, 8/12/28	United States	20,000	17,511
Micron Technology, Inc.,
5.875%, 2/09/33	United States	10,000	10,221
5.30%, 1/15/31	United States	20,000	19,960
NXP BV/NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25	China	20,000	19,531
Texas Instruments, Inc., 1.75%, 5/04/30	United States	20,000	16,902

			214,749

Software 0.3%
Microsoft Corp., 2.921%, 3/17/52	United States	10,000	6,794
Oracle Corp.,
3.60%, 4/01/50	United States	10,000	7,005
2.875%, 3/25/31	United States	50,000	43,192
1.65%, 3/25/26	United States	50,000	46,892

			103,883

Telecommunications 1.5%
AT&T, Inc.,
4.30%, 2/15/30	United States	20,000	19,166
1.70%, 3/25/26	United States	10,000	9,391
3.50%, 9/15/53	United States	30,000	20,381
2.55%, 12/01/33	United States	40,000	31,819
3.55%, 9/15/55	United States	20,000	13,495
5.55%, 8/15/41	United States	30,000	29,244
Rogers Communications, Inc., 5.30%, 2/15/34	Canada	20,000	19,632
Telefonica Emisiones SA, 5.213%, 3/08/47	Spain	150,000	132,581
T-Mobile USA, Inc.,
3.50%, 4/15/25	United States	20,000	19,667
3.00%, 2/15/41	United States	10,000	7,160
3.375%, 4/15/29	United States	50,000	46,213
5.15%, 4/15/34	United States	20,000	19,665
Verizon Communications, Inc.,
4.329%, 9/21/28	United States	100,000	97,253
4.862%, 8/21/46	United States	40,000	36,306
2.355%, 3/15/32	United States	120,000	98,138

			600,111

Transportation 0.2%
Burlington Northern Santa Fe LLC, 2.875%, 6/15/52	United States	10,000	6,324
Canadian Pacific Railway Co., 3.10%, 12/02/51	Canada	20,000	13,295

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Union Pacific Corp.,
3.75%, 2/05/70	United States	20,000	13,974
3.839%, 3/20/60	United States	40,000	29,418
2.891%, 4/06/36	United States	20,000	16,126

			79,137

Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc., 3.875%, 4/15/30	United States	170,000	158,961

Total Corporate Bonds & Notes
(Cost $15,928,172)			16,256,565

U.S. Government & Agency
Securities 50.2%
Federal Home Loan Mortgage Corp.,
2.00%, 3/01/41	United States	72,146	60,977
2.00%, 8/01/41	United States	399,862	337,952
2.00%, 12/01/41	United States	82,374	68,974
2.00%, 5/01/42	United States	190,519	159,346
2.00%, 7/01/50	United States	56,553	44,692
2.50%, 11/01/51	United States	81,025	67,825
3.00%, 9/01/40	United States	241,951	216,203
5.00%, 4/01/53	United States	92,542	90,422
6.00%, 8/01/53	United States	847,620	854,125
Federal National Mortgage Association,
1.50%, 11/01/41	United States	82,682	66,688
1.50%, 3/01/42	United States	96,597	77,911
2.00%, 6/01/42	United States	94,728	79,247
2.00%, 8/01/42	United States	187,192	156,234
2.00%, 6/01/50	United States	174,446	138,016
2.00%, 7/01/51	United States	95,300	75,100
2.00%, 3/01/52	United States	380,253	303,079
2.50%, 11/01/41	United States	233,344	201,564
2.50%, 12/01/51	United States	81,872	68,613
2.50%, 2/01/52	United States	2,112,029	1,753,830
3.00%, 7/01/50	United States	42,729	36,822
3.00%, 9/01/51	United States	73,163	62,782
3.00%, 12/01/51	United States	93,760	80,528
3.00%, 9/01/61	United States	257,129	213,888
3.50%, 3/01/52	United States	252,276	224,485
5.00%, 7/01/53	United States	91,047	89,486
5.50%, 11/01/52	United States	180,719	178,802
5.50%, 4/01/53	United States	359,688	355,741
5.50%, 7/01/53	United States	93,837	93,362
6.50%, 10/01/53	United States	93,404	95,522
6.50%, 4/01/54	United States	94,973	97,190
Government National Mortgage Association,
2.00%, 8/20/50	United States	58,870	47,676
2.00%, 10/20/50	United States	126,579	102,578
2.00%, 11/20/50	United States	64,673	52,449
2.00%, 1/20/51	United States	134,361	108,907
2.00%, 2/20/51	United States	74,120	58,228
2.00%, 4/20/51	United States	76,257	59,907
2.00%, 7/20/51	United States	76,221	61,735
2.50%, 8/20/51	United States	612,181	514,991
2.50%, 9/20/51	United States	77,873	65,509
5.00%, 8/20/52	United States	175,839	171,590
5.00%, 8/20/53	United States	93,895	91,903
5.50%, 3/20/53	United States	93,030	92,998
5.50%, 4/20/53	United States	91,717	91,072
5.50%, 5/20/53	United States	93,814	93,175
5.50%, 5/20/53	United States	94,917	94,922
5.50%, 8/20/53	United States	96,441	96,687
6.00%, 7/20/53	United States	95,606	96,417

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

6.00%, 9/20/53	United States	98,447	99,095
6.50%, 1/20/54	United States	98,891	101,027
Government National Mortgage Association, TBA,
2.50%, 7/20/54	United States	100,000	84,074
3.00%, 7/20/54	United States	400,000	348,562
3.50%, 7/20/54	United States	400,000	359,187
4.00%, 7/20/54	United States	300,000	277,254
4.50%, 7/20/54	United States	200,000	190,155
6.00%, 7/20/54	United States	200,000	200,862
U.S. Treasury Bills,
5.374%, 9/26/24	United States	660,000	651,674
5.39%, 8/08/24	United States	210,000	208,840
U.S. Treasury Bonds,
3.625%, 5/15/53	United States	1,090,000	927,735
4.125%, 8/15/53	United States	80,000	74,516
4.25%, 2/15/54	United States	100,000	95,242
4.375%, 8/15/43	United States	2,250,000	2,172,480
4.625%, 5/15/44	United States	10,000	9,983
4.75%, 11/15/43	United States	280,000	283,806
4.75%, 11/15/53	United States	1,370,000	1,416,559
U.S. Treasury Notes,
4.00%, 2/15/34	United States	30,000	29,126
4.125%, 3/31/29	United States	360,000	356,393
4.125%, 3/31/31	United States	370,000	365,202
4.25%, 2/28/29	United States	20,000	19,914
4.375%, 11/30/30	United States	130,000	130,132
4.625%, 9/15/26	United States	70,000	69,918
4.625%, 9/30/28	United States	100,000	100,861
4.625%, 4/30/29	United States	10,000	10,116
4.625%, 5/31/31	United States	340,000	345,578
4.875%, 10/31/28	United States	10,000	10,188
5.00%, 9/30/25	United States	60,000	59,981
Uniform Mortgage-Backed Security, TBA,
2.00%, 7/01/54	United States	300,000	234,680
3.00%, 7/01/54	United States	1,300,000	1,106,016
3.50%, 7/01/54	United States	400,000	354,062
4.00%, 7/01/54	United States	500,000	457,559
4.50%, 7/01/54	United States	500,000	471,426
5.00%, 7/01/54	United States	300,000	289,969
6.50%, 7/01/54	United States	200,000	203,578

Total U.S. Government & Agency Securities (Cost $20,315,633)			20,365,900

Foreign Government and Agency Securities 0.9%
[b] Dominican Republic International Bonds, 6.000%, 2/22/33	Dominican Republic	200,000	194,039
Mexico Government International Bonds, 4.875%, 5/19/33	Mexico	200,000	184,705

Total Foreign Government and Agency Securities (Cost $366,958)			378,744

Senior Floating Rate Interest 0.1%
Health Care Services 0.1%
Sotera Health Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.594%, 5/30/31	United States	30,000	29,988

Total Floating Rate Loans (Cost $29,851)			29,988

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Asset-Backed Securities 8.4%
[c] Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1 mo. USD Term SOFR + 0.81%, 5.204%, 1/25/35	United States	97,399	93,858
Ally Auto Receivables Trust, Series 2022-3, Class A3, ABS, 5.07%, 4/15/27	United States	95,883	95,594
[a,c] ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, 3 mo. USD Term SOFR + 1.34%, 6.67%, 4/15/34	Cayman Islands	100,000	100,215
[a] Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.02%, 2/20/30	United States	150,000	154,001
[a,c] Bain Capital Credit CLO Ltd., Series 2023-1A, Class AN, 3 mo. USD Term SOFR + 1.83%, 7.158%, 4/16/36	Jersey	200,000	201,344
Bayview Opportunity Master Fund VII LLC,
[a,c] Series 2024-EDU1, Class C, 30 day USD SOFR Average + 1.80%, 7.135%, 6/25/47	United States	94,956	95,418
[a,c] Series 2024-EDU1, Class A, 30 day USD SOFR Average + 1.45%, 6.785%, 6/25/47	United States	94,956	95,411
Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1, ABS, 2.80%, 3/15/27	United States	100,000	98,130
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, ABS, 3.66%, 5/17/27	United States	100,000	98,454
CarMax Auto Owner Trust, Series 2023-4, Class A2A, ABS, 6.08%, 12/15/26	United States	84,755	85,026
[a] College Avenue Student Loans LLC, Series 2021-C, Class C, 3.06%, 7/26/55	United States	189,113	168,531
[a,c] Dryden 87 CLO Ltd., Series 2021-87A, Class A1, 3 mo. USD Term SOFR + 1.36%, 6.687%, 5/20/34	Cayman Islands	350,000	350,660
[a] Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29	United States	100,000	101,683
[a] Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29	United States	88,988	88,857
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, ABS, 4.83%, 5/15/26	United States	100,000	99,426
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, ABS, 5.16%, 4/20/26	United States	100,000	99,798
[a,c] GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2021-11A, Class A, 3 mo. USD Term SOFR + 1.39%, 6.716%, 10/20/34	Cayman Islands	300,000	300,666
[a,c] Nelnet Student Loan Trust, Series 2021-CA, Class AFL, 1 mo. USD Term SOFR + 0.85%, 6.193%, 4/20/62	United States	118,932	118,040
[c] New Century Home Equity Loan Trust, Series 2004-2, Class M2, 1 mo. USD Term SOFR + 1.04%, 6.39%, 8/25/34	United States	119,279	125,269
[a,c] Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.34%, 6.666%, 7/20/34	Cayman Islands	100,000	100,159
Santander Drive Auto Receivables Trust,
Series 2022-3, Class B, ABS, 4.13%, 8/16/27	United States	100,000	99,032
Series 2023-5, Class A2, ABS, 6.31%, 7/15/27	United States	76,391	76,581

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

[a] Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, 3.228%, 3/15/40	Cayman Islands	153,327	140,887
[a,c] Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 3 mo. USD Term SOFR + 1.64%, 6.969%, 1/14/34	Bermuda	160,000	160,357
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A2A, ABS, 5.72%, 3/22/27	United States	92,286	92,388
[a,c] Voya CLO Ltd., Series 2018-2A, Class A1, 3 mo. USD Term SOFR + 1.26%, 6.59%, 7/15/31	Cayman Islands	180,060	180,315

Total Asset-Backed Securities (Cost $3,374,436)			3,420,100

Agency Commercial Mortgage- Backed Securities 1.5%
Federal Home Loan Mortgage Corp. REMICS, Series 5274, Class IO, CMO, IO, 2.50%, 1/25/51	United States	633,845	104,693
Federal Home Loan Mortgage Corp. STACR REMICS Trust,
[a,c] Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 9.085%, 2/25/42	United States	100,000	105,157
[a,c] Series 2022-DNA2, Class M1B, 30 day USD SOFR Average + 2.40%, 7.735%, 2/25/42	United States	170,000	174,427
[a,c] Series 2022-DNA4, Class M1B, 30 day USD SOFR Average + 3.35%, 8.685%, 5/25/42	United States	100,000	105,117
[a,c] Series 2022-DNA1, Class M1B, 30 day USD SOFR Average + 1.85%, 7.185%, 1/25/42	United States	100,000	101,242

Total Agency Commercial Mortgage- Backed Securities (Cost $577,261)			590,636

Commercial Mortgage- Backed Securities 7.0%
[a,c] 2023-MIC Trust, Series 2023-MIC, Class A, 8.732%, 12/05/38	United States	100,000	107,607
Angel Oak Mortgage Trust,
[a,c] Series 2022-3, Class A3, 4.139%, 1/25/67	United States	99,441	90,265
[a] Series 2023-1, Class A1, 4.75%, 9/26/67	United States	142,488	139,314
Bank, Series 2017-BNK7, Class A5, 3.435%, 9/15/60	United States	100,000	94,225
Benchmark Mortgage Trust, Series 2023-B39, Class A5, 5.754%, 7/15/56	United States	150,000	154,938
[a,c] BPR Trust, Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 7.227%, 4/15/37	United States	100,000	100,158
BX Commercial Mortgage Trust,
[a,c] Series 2021-VOLT, Class A, 1 mo. USD Term SOFR + 0.81%, 6.143%, 9/15/36	United States	110,000	108,705
[a,c] Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.39%, 6.721%, 3/15/41	United States	95,898	95,508
BX Trust,
[a] Series 2019-OC11, Class A, 3.202%, 12/09/41	United States	130,000	115,772
[a,c] Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 6.079%, 10/15/26	United States	102,588	101,316

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197%, 8/15/50	United States	164,500	155,103
[a,c] Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD Term SOFR + 1.81%, 7.144%, 7/15/38	United States	127,091	126,891
[a,c] FS Commercial Mortgage Trust, Series 2023-4AZN, Class B, 7.795%, 11/10/39	United States	100,000	103,753
[a,c] GCAT Trust, Series 2024-INV1, Class 1A2, 5.50%, 1/25/54	United States	96,298	94,092
[c] GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.155%, 7/10/51	United States	110,000	103,818
[a,c] LAQ Mortgage Trust, Series 2023-LAQ, Class A, 1 mo. USD Term SOFR + 2.09%, 7.42%, 3/15/36	United States	59,291	59,371
[a,c] Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50%, 2/25/54	United States	95,650	96,266
[c] MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014%, 12/15/56	United States	100,000	105,285
[a,c] NJ Trust, Series 2023-GSP, Class A, 6.697%, 1/06/29	United States	100,000	103,226
[a,c] NRTH Mortgage Trust, Series 2024-PARK, Class A, 1 mo. USD Term SOFR + 1.64%, 6.97%, 3/15/41	United States	100,000	99,923
[a,c] RCKT Mortgage Trust, Series 2024-INV1, Class A1, 6.50%, 6/25/54	United States	100,000	101,647
[a] SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.353%, 8/25/62	United States	106,718	105,309
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.301%, 10/15/50	United States	118,434	110,578
Verus Securitization Trust,
[a] Series 2023-4, Class A1, 5.811%, 5/25/68	United States	85,085	84,661
[a,c] Series 2022-7, Class A3, 5.35%, 7/25/67	United States	99,048	97,593
[a] Series 2024-4, Class A3, 6.674%, 6/25/69	United States	98,480	98,984
[a] Series 2024-3, Class A3, 6.845%, 4/25/69	United States	98,122	99,031

Total Commercial Mortgage- Backed Securities (Cost $2,805,355)			2,853,339

	Counterparty	Expiration	Contracts	Notional Amount*
Purchased Options 0.0%†
OTC Purchased Option 0.0%†
Interest rate swaption, U.S. Dollar/Euro, Put @ $4.250	JP Morgan Chase Bank NA	11/29/24	270,000	$270,000	3,922

Total OTC Purchased Option (Cost $5,976)					3,922

Total Investments before Short-Term Investments (Cost $43,403,642)					43,899,194

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

	Country	Principal Amount*

Short-Term Investments 1.4%
Money Market Funds 1.4%
[d] Invesco Government & Agency Portfolio, 4.68%	United States	593,749	$593,749

Total Short-Term Investments (Cost $593,749)			593,749

Total Investments (Cost $43,997,391) 109.6%			44,492,943
Other Assets, less Liabilities (9.6)%			(3,915,334)

Net Assets 100.0%			$40,577,609

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2024, the value of was $7,306,302, representing 18.0% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of was $1,583,554, representing 3.9% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

dThe rate shown is the annualized seven-day effective yield at period end.

At June 30, 2024, the Fund had the following centrally cleared credit default swap contracts outstanding.

Centrally Cleared Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Credit rate contracts
Intercontinental Exchange, Inc.	1.00%	Quarterly	6/20/29	$954,000	$19,628	$21,058	$(1,430)

							$(1,430)

At June 30, 2024, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Interest rate contracts
Chicago Mercantile Exchange	(3.15)%	Annually	5/15/48	$1,113,000	$114,867	$126,166	$(11,300)
Chicago Mercantile Exchange	(3.87)%	Annually	2/28/31	$1,307,000	$7,923	$ (4,375)	$ 12,299
Chicago Mercantile Exchange	(4.2)%	Annually	4/30/31	$2,207,000	$(35,343)	$ (18,801)	$(16,542)

							$(15,543)

At June 30, 2024, the Fund had the following futures contracts outstanding.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest rate contracts
3-Month CME Term SOFR	Long	8	$1,902,900	3/18/25	$(4,504)
3-Month CME Term SOFR	Long	21	5,041,575	3/17/26	(608)
U.S. Treasury 10 Yr. Note	Long	28	3,079,562	9/19/24	18,342

FRANKLIN TEMPLETON ETF TRUST

SCHEDULE OF INVESTMENTS, June 30, 2024 (unaudited) (continued)

Futures Contracts (continued)

Interest rate contracts (continued)
U.S. Treasury 2 Yr. Note	Long	14	$2,859,063	9/30/24	$ 2,707
U.S. Treasury 5 Yr. Note	Long	37	3,943,391	9/30/24	15,829
U.S. Treasury Bond Long	Long	14	1,656,375	9/19/24	18,991
U.S. Treasury Bond Ultra	Short	1	125,344	9/19/24	1,404
U.S. Treasury Ultra 10 Yr. (CBT)	Short	11	1,248,844	9/19/24	(8,901)

Total Futures Contracts					$43,260

*As of period end.

At June 30, 2024, the Fund had the following written options contracts.

Written Options

Description	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount*	Value
OTC Written Options
Interest rate swaption, Put	JP Morgan Chase Bank NA	11/29/24	445.00bps	830,000	$830,000	$3,464

(Premiums received—$2,332)
Call Options Written
U.S. Treasury 5 Yr. Note 107.50 Call		7/26/24	107.50	4	$426,312	$ 719
U.S. Treasury Bond 122.00 Call		7/26/24	122.00	1	118,313	451
(Premiums received—$1,444)

Total						$1,170

*Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations

Selected Portfolio

bps	– basis point spread (100 basis points = 1.00%)

CLO	– Collateralized Loan Obligation

FRN	– Floating Rate Note

SOFR	– Secured Overnight Financing Rate

Franklin Templeton ETF Trust

Notes to Schedules of Investments (unaudited)

1.  ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-nine separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Franklin Systematic Style Premia ETF’s Schedule of Investments have been consolidated and include the accounts of the Fund, Franklin Systematic Style Premia ETF, and the FLSP Holdings Corporation (Cayman Blocker). All intercompany transactions and Franklin Systematic Style Premia ETF’s investments in their FLSP Holdings Corporation (Cayman Blocker) are limited to 25% of consolidated assets. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index, with the exception of BrandywineGLOBAL - Dynamic US Large Cap Value ETF, BrandywineGLOBAL - U.S. Fixed Income ETF, ClearBridge Sustainable Infrastructure ETF, Martin Currie Sustainable International Equity ETF, Western Asset Bond ETF, Franklin High Yield Corporate ETF, Franklin Dynamic Municipal Bond ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Municipal Green Bond ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin U.S. Core Bond ETF, Franklin Income Equity Focus ETF, Franklin U.S. Treasury Bond ETF, Franklin Disruptive Commerce ETF, Franklin Exponential Data ETF, Franklin Focused Growth ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Ultra Short Bond ETF and Franklin Income Focus ETF which are actively managed, thus they are not designed to track an index.

On February 29, 2024, the Board approved changes to Franklin U.S. Low Volatility ETF’s (i) name and ticker symbol, (ii) investment goal, strategies and policies (including the Fund’s 80% investment policy), (iii) primary benchmark index, and (iv) other related changes. Effective on or about May 31, 2024, the Fund was renamed the Franklin Income Equity Focus ETF (Ticker: INCE). The Fund’s investment goal has changed to seek income and capital appreciation with an emphasis on lower volatility.

2.  FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin High Yield Corporate ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Senior Loan ETF and Franklin U.S. Treasury Bond ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30, 2024, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin Emerging Market Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$236,793	$(236,793)	$—	$—	$—	—	$ 127

Franklin Exponential Data ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$112,222	$24,589	$(80,546)	$—	$—	$56,265	56,265	$ 1,326

Franklin Focused Growth ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$223,033	$1,602,545	$(181,386)	$—	$—	$1,644,192	1,644,192	$ 5,345

Franklin FTSE Asia ex Japan ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$3,579,123	$(3,579,123)	$—	$—	$—	—	$ 756

Franklin FTSE Australia ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$630,694	$(630,589)	$—	$—	$105	105	$ 535

Franklin FTSE Brazil ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$5,628,913	$(5,567,721)	$—	$—	$61,192	61,192	$ 4,376

Franklin FTSE Canada ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$4,370,679	$(4,350,780)	$—	$—	$19,899	19,899	$ 3,805

Franklin FTSE China ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$1,779,290	$(1,728,822)	$—	$—	$50,468	50,468	$ 954

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin FTSE Europe ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$2,005,400	$(2,001,864)	$—	$—	$3,536	3,536	$ 1,494

Franklin FTSE Eurozone ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$2	$339,159	$(339,161)	$—	$—	$—	—	$ 236

Franklin FTSE Germany ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$571,461	$(571,461)	$—	$—	$—	—	$ 392

Franklin FTSE Hong Kong ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$208,582	$(208,582)	$—	$—	$—	—	$ 152

Franklin FTSE India ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$46,100,325	$(42,027,816)	$—	$—	$4,072,509	4,072,509	$ 21,667

Franklin FTSE Japan ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$512,091	$78,981,357	$(79,001,765)	$—	$—	$491,683	491,683	$ 68,405

								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$8,014,193	$2,035,287	$(9,441,782)	$—	$—	$607,698	607,698	$ 7,954

Total Affiliated Securities	$8,526,284	$81,016,644	$(88,443,547)	$—	$—	$1,099,381	1,099,381	$ 76,359

Franklin FTSE Japan Hedged ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$14,836	$3,081,655	$(3,035,372)	$—	$—	$61,119	61,119	$ 4,175

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin FTSE Latin America ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$ 1,574,393	$(1,555,195)	$—	$—	$19,198	19,198	$ —

								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$ 1,257,590	$(1,238,150)	$—	$—	$19,440	19,440	$ 103

Total Affiliated Securities	$—	$ 2,831,983	$(2,793,345)	$—	$—	$38,638	38,638	$ 103

Franklin FTSE Mexico ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$ 516,830	$(516,733)	$—	$—	$97	97	$ 623

								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$46,800	$ 252,585	$(120,265)	$—	$—	$179,120	179,120	$ 271

Total Affiliated Securities	$46,800	$ 769,415	$(636,998)	$—	$—	$179,217	179,217	$ 894

Franklin FTSE Saudi Arabia ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$ 263,400	$(263,400)	$—	$—	$—	—	$ —

Franklin FTSE South Korea ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$ 19,075,249	$(19,044,153)	$—	$—	$31,096	31,096	$ 10,335

Franklin FTSE Switzerland ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$ 1,092,468	$(1,092,468)	$—	$—	$—	—	$ 1,042

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin FTSE Taiwan ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$2,502,530	$(2,198,520)	$—	$—	$304,010	304,010	$ 1,942

Franklin FTSE United Kingdom ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$16,918,939	$(16,903,671)	$—	$—	$15,268	15,268	$ 11,473

								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$3,108,680	$(3,108,680)	$—	$—	$—	—	$ 98

Total Affiliated Securities	$—	$20,027,619	$(20,012,351)	$—	$—	$15,268	15,268	$ 11,571

Franklin International Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$—	$26,230,096	$(25,957,568)	$—	$—	$272,528	272,528	$ 22,613

								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$4,095,900	$5,917,150	$(9,969,850)	$—	$—	$43,200	43,200	$ 926

Total Affiliated Securities	$4,095,900	$32,147,246	$(35,927,418)	$—	$—	$315,728	315,728	$ 23,539

Franklin U.S. Core Bond ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$9,292,075	$168,755,949	$(124,438,444)	$—	$—	$53,609,580	53,609,580	$629,586

Franklin U.S. Core Dividend Tilt Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$164,064	$513,472	$(654,465)	$—	$—	$23,071	23,071	$ 1,226

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin U.S. Equity Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$1,132,943	$6,545,071	$(7,118,678)	$—	$—	$559,336	559,336	$ 23,584

								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$93,105	$1,230,265	$(1,287,820)	$—	$—	$35,550	35,550	$ 1,778

Total Affiliated Securities	$1,226,048	$7,775,336	$(8,406,498)	$—	$—	$594,886	594,886	$ 25,362

Franklin U.S. Large Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$2,867,178	$4,037,972	$(6,743,121)	$—	$—	$162,029	162,029	$ 20,508

Franklin U.S. Mid Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$1,346,815	$4,793,311	$(4,527,528)	$—	$—	$1,612,598	1,612,598	$ 19,995

								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$717,750	$114,885,610	$(114,771,985)	$—	$—	$831,375	831,375	$ 774

Total Affiliated Securities	$2,064,565	$119,678,921	$(119,299,513)	$—	$—	$2,443,973	2,443,973	$ 20,769

Franklin U.S. Small Cap Multifactor Index ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$78,668	$367,823	$(446,278)	$—	$—	$213	213	$ 464

								Income from Securities loaned

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$167,840	$850,419	$(719,449)	$—	$—	$298,810	298,810	$ 470

Total Affiliated Securities	$246,508	$1,218,242	$(1,165,727)	$—	$—	$299,023	299,023	$ 934

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income

Franklin U.S. Treasury Bond ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$4,216,490	$26,820,895	$ (23,951,186)	$—	$—	$7,086,199	7,086,199	$ 98,368

Franklin Ultra Short Bond ETF Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust - Money Market Portfolio, 5.09%	$1,574,767	$2,488,137	$ (1,486,998)	$—	$—	$2,575,906	2,575,906	$ 23,574

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

BrandywineGLOBAL - Dynamic US Large Cap Value ETF

Assets:
Investments in Securities:[a]
Equity Investmentsb	$153,083,531	$—	$—	$153,083,531
Short-Term Investments	2,063,610	—	—	2,063,610

Total Investments in Securities	$155,147,141	$—	$—	$155,147,141

BrandywineGLOBAL - U.S. Fixed Income ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$135,134	$—	$135,134
U.S. Government & Agency Securities	—	11,367,577	—	11,367,577
Short-Term Investments	165,537	—	—	165,537

Total Investments in Securities	$165,537	$11,502,711	$—	$11,668,248

Other Financial Instruments:
Futures Contracts	$79,805	$—	$—	$79,805

	Level 1	Level 2	Level 3		Total

ClearBridge Sustainable Infrastructure ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$7,785,752	$—	$—		$7,785,752
Short-Term Investments	211,670	—	—		211,670

Total Investments in Securities	$7,997,422	$—	$—		$7,997,422

Franklin Disruptive Commerce ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,319,271	$—	$—		$9,319,271

Franklin Dynamic Municipal Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$1,808,620	$653,904		$2,462,524
Senior Floating Rate Interests	—	873,067	—		873,067
Municipal Bonds	—	227,923,497	—		227,923,497

Total Investments in Securities	$—	$230,605,184	$653,904		$231,259,088

Franklin Emerging Market Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$13,308,836	$25,527	$—	[c]	$13,334,363

Liabilities:
Other Financial Instruments:
Futures Contracts	$77	$—	$—		$77

Franklin Exponential Data ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,654,316	$—	$—		$5,654,316
Short-Term Investments	56,265	—	—		56,265

Total Investments in Securities	$5,710,581	$—	$—		$5,710,581

Franklin Focused Growth ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$80,980,142	$—	$—		$80,980,142
Short-Term Investments	1,644,192	—	—		1,644,192

Total Investments in Securities	$82,624,334	$—	$—		$82,624,334

Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$27,647,606	$18,879	$4,473	[c]	$27,670,958

Liabilities:
Other Financial Instruments:
Futures Contracts	$2,969	$—	$—		$2,969

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$46,189,458	$—	$—		$46,189,458
Short-Term Investments	105	—	—		105

Total Investments in Securities	$46,189,563	$—	$—		$46,189,563

Other Financial Instruments:
Futures Contracts	$132	$—	$—		$132

	Level 1	Level 2	Level 3		Total

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$155,022,939	$—	$—		$155,022,939
Short-Term Investments	61,192	—	—		61,192

Total Investments in Securities	$155,084,131	$—	$—		$155,084,131

Other Financial Instruments:
Futures Contracts	$69,130	$—	$—		$69,130

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Time Deposits	$—	$1,256,988	$—		$1,256,988
Equity Investments[b]	385,026,553	—	—	[c]	385,026,553
Short-Term Investments	19,899	—	—		19,899

Total Investments in Securities	$385,046,452	$1,256,988	$—		$386,303,440

Other Financial Instruments:
Futures Contracts	$16,706	$—	$—		$16,706

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$108,413,850	$—	$47,833	[c]	$108,461,683

Short-Term Investments	50,468	—	—		50,468

Total Investments in Securities	$108,464,318	$—	$47,833		$108,512,151

Liabilities:
Other Financial Instruments:
Futures Contracts	$26,944	$—	$—		$26,944

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$68,362,987	$—	$—	[c]	$68,362,987
Short-Term Investments	3,536	—	—		3,536

Total Investments in Securities	$68,366,523	$—	$—		$68,366,523

Other Financial Instruments:
Futures Contracts	$887	$—	$—		$887

Liabilities:
Other Financial Instruments:
Futures Contracts	$112	$—	$—		$112

Franklin FTSE Eurozone ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$19,921,534	$—	$—	[c]	$19,921,534

Liabilities:
Other Financial Instruments:
Futures Contracts	$248	$—	$—		$248

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$22,677,008	$—	$—		$22,677,008

Other Financial Instruments:
Futures Contracts	$566	$—	$—		$566

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,740,262	$—	$—		$9,740,262

	Level 1	Level 2	Level 3		Total

Franklin FTSE Hong Kong ETF

Liabilities:
Other Financial Instruments:
Futures Contracts	$524	$—	$—		$524

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,479,628,168	$4,169,431	$—		$1,483,797,599
Short-Term Investments	4,072,509	—	—		4,072,509

Total Investments in Securities	$1,483,700,677	$4,169,431	$—		$1,487,870,108

Other Financial Instruments:
Futures Contracts	$231,579	$—	$—		$231,579

Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,024,951,505	$—	$—		$2,024,951,505
Short-Term Investments	1,099,381	—	—		1,099,381

Total Investments in Securities	$2,026,050,886	$—	$—		$2,026,050,886

Other Financial Instruments:
Futures Contracts	$122,275	$—	$—		$122,275

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$65,593,469	$—	$—		$65,593,469
Short-Term Investments	61,119	—	—		61,119

Total Investments in Securities	$65,654,588	$—	$—		$65,654,588

Other Financial Instruments:
Forward Exchange Contracts	$—	$1,787,280	$—		$1,787,280
Futures Contracts	4,771	—	—		4,771

Total Other Financial Instruments	$4,771	$1,787,280	$—		$1,792,051

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$15,127	$—		$15,127

Franklin FTSE Latin America ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$53,386,724	$67	$—		$53,386,791
Short-Term Investments	38,638	—	—		38,638

Total Investments in Securities	$53,425,362	$67	$—		$53,425,429

Other Financial Instruments:
Futures Contracts	$10,923	$—	$—		$10,923

Franklin FTSE Mexico ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$76,760,560	$—	$—		$76,760,560
Short-Term Investments	179,217	—	—		179,217

Total Investments in Securities	$76,939,777	$—	$—		$76,939,777

Liabilities:
Other Financial Instruments:
Futures Contracts	$909	$—	$—		$909

Franklin FTSE Russia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$—	$—	$—	[c]	$—

	Level 1	Level 2	Level 3		Total

Franklin FTSE Saudi Arabia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$17,372,596	$—	$—		$17,372,596

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$11	$—		$11

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$189,148,981	$—	$—		$189,148,981
Short-Term Investments	31,096	—	—		31,096

Total Investments in Securities	$189,180,077	$—	$—		$189,180,077

Other Financial Instruments:
Futures Contracts	$578	$—	$—		$578

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$55,400,391	$—	$—		$55,400,391

Liabilities:
Other Financial Instruments:
Futures Contracts	$2,772	$—	$—		$2,772

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$237,140,435	$—	$—		$237,140,435
Short-Term Investments	304,010	—	—		304,010

Total Investments in Securities	$237,444,445	$—	$—		$237,444,445

Other Financial Instruments:
Futures Contracts	$5,681	$—	$—		$5,681

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$682,227,679	$—	$—	[c]	$682,227,679
Short-Term Investments	15,268	—	—		15,268

Total Investments in Securities	$682,242,947	$—	$—		$682,242,947

Liabilities:
Other Financial Instruments:
Futures Contracts	$923	$—	$—		$923

Franklin Genomic Advancements ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,472,368	$—	$—	[c]	$9,472,368

Franklin High Yield Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes[b]	$—	$279,872,627	$—	[c]	$279,872,627
Senior Floating Rate Interests	—	8,553,843	—		8,553,843
Equity Investments	618,874	40,050	—		658,924
U.S. Government & Agency Securities	—	8,866,130	—		8,866,130

Total Investments in Securities	$618,874	$297,332,650	$—		$297,951,524

	Level 1	Level 2	Level 3		Total

Franklin Income Equity Focus ETF

Assets:
Investments in Securities:[a]
Equity-Linked Securities	$—	$10,145,616	$—		$10,145,616
Equity Investments[b]	95,420,362	1,742,282	—		97,162,644
U.S. Government & Agency Securities	—	12,374,599	—		12,374,599

Total Investments in Securities	$95,420,362	$24,262,497	$—		$119,682,859

Franklin Income Focus ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$109,898,779	$—		$109,898,779
Equity-Linked Securities	—	33,324,056	—		33,324,056
Equity Investments[b]	70,068,293	—	—		70,068,293
U.S. Government & Agency Securities	—	29,497,805	—		29,497,805

Total Investments in Securities	$70,068,293	$172,720,640	$—		$242,788,933

Other Financial Instruments:
Put Option Written	$14,700	$—	$—		$14,700

Franklin Intelligent Machines ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$25,272,315	$—	$—	[c]	$25,272,315

Franklin International Aggregate Bond ETF

Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$502,033,912	$—		$502,033,912
Corporate Bonds & Notes	—	15,384,300	—		15,384,300
U.S. Government & Agency Securities	—	6,367,221	—		6,367,221

Total Investments in Securities	$—	$523,785,433	$—		$523,785,433

Other Financial Instruments:
Forward Exchange Contracts	$—	$7,853,031	$—		$7,853,031

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$2,243,698	$—		$2,243,698

Franklin International Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$841,533,995	$—	$—		$841,533,995
Short-Term Investments	315,728	—	—		315,728

Total Investments in Securities	$841,849,723	$—	$—		$841,849,723

Other Financial Instruments:
Futures Contracts	$28,076	$—	$—		$28,076

Franklin Investment Grade Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$370,356,850	$—		$370,356,850
U.S. Government & Agency Securities	—	12,659,685	—		12,659,685

Total Investments in Securities	$—	$383,016,535	$—		$383,016,535

Franklin Municipal Green Bond ETF

Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$102,938,550	$—		$102,938,550

	Level 1	Level 2	Level 3		Total

Franklin Senior Loan ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$23,182,868	$—		$23,182,868
Senior Floating Rate Interests	—	428,173,157	—		428,173,157
Asset-Backed Securities	—	1,994,737	—		1,994,737
Equity Investments[b]	280,014	120,178	—	[c]	400,192
U.S. Government & Agency Securities	—	94,743,650	—		94,743,650

Total Investments in Securities	$280,014	$548,214,590	$—		$548,494,604

Franklin Systematic Style Premia ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$128,345,995	$—	$—	[c]	$128,345,995
Short-Term Investments	47,049,012	—	—		47,049,012

Total Investments in Securities	$175,395,007	$—	$—		$175,395,007

Other Financial Instruments:
Forward Exchange Contracts	$—	$170,862	$—		$170,862
Futures Contracts	2,059,755	—	—		2,059,755
Swap Contracts	—	180,277	—		180,277

Total Other Financial Instruments	$2,059,755	$351,139	$—		$2,410,894

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$396,693	$—		$396,693
Futures Contracts	2,757,888	—	—		2,757,888

Total Other Financial Instruments	$2,757,888	$396,693	$—		$3,154,581

Franklin U.S. Core Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$559,905,895	$—		$559,905,895
Municipal Bonds	—	18,810,782	—		18,810,782
Foreign Government and Agency Securities	—	14,951,665	—		14,951,665
Asset-Backed Security	—	5,938,106	—		5,938,106
Commercial Mortgage- Backed Securities	—	31,831,304	—		31,831,304
U.S. Government & Agency Securities	—	1,224,223,983	—		1,224,223,983
Short-Term Investments	53,609,580	—	—		53,609,580

Total Investments in Securities	$53,609,580	$1,855,661,735	$—		$1,909,271,315

Other Financial Instruments:
Futures Contracts	$878,754	$—	$—		$878,754

Franklin U.S. Core Dividend Tilt Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$54,616,187	$—	$—	[c]	$54,616,187
Short-Term Investments	23,071	—	—		23,071

Total Investments in Securities	$54,639,258	$—	$—		$54,639,258

Liabilities:
Other Financial Instruments:
Futures Contracts	$520	$—	$—		$520

Franklin U.S. Equity Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,116,122,232	$—	$—	[c]	$1,116,122,232
Short-Term Investments	594,886	—	—		594,886

Total Investments in Securities	$1,116,717,118	$—	$—		$1,116,717,118

Other Financial Instruments:
Futures Contracts	$1,841	$—	$—		$1,841

	Level 1	Level 2	Level 3	Total

Franklin U.S. Large Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,300,090,815	$—	$—	$1,300,090,815
Short-Term Investments	162,029	—	—	162,029

Total Investments in Securities	$1,300,252,844	$—	$—	$1,300,252,844

Franklin U.S. Mid Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$696,591,358	$—	$—	$696,591,358
Short-Term Investments	2,443,973	—	—	2,443,973

Total Investments in Securities	$699,035,331	$—	$—	$699,035,331

Franklin U.S. Small Cap Multifactor Index ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$37,126,339	$—	$—	$37,126,339
Short-Term Investments	299,023	—	—	299,023

Total Investments in Securities	$37,425,362	$—	$—	$37,425,362

Franklin U.S. Treasury Bond ETF

Assets:
Investments in Securities:[a]
U.S. Government & Agency Securities	$—	$759,379,827	$—	$759,379,827
Short-Term Investments	7,086,199	—	—	7,086,199

Total Investments in Securities	$7,086,199	$759,379,827	$—	$766,466,026

Franklin Ultra Short Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$1,991,357	$—	$1,991,357
Short-Term Investments	2,575,906	397,401	—	2,973,307

Total Investments in Securities	$2,575,906	$2,388,758	$—	$4,964,664

Martin Currie Sustainable International Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$31,710,825	$—	$—	$31,710,825

Western Asset Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$16,256,565	$—	$16,256,565
Senior Floating Rate Interest	—	29,988	—	29,988
Foreign Government and Agency Securities	—	378,744	—	378,744
Asset-Backed Securities	—	3,420,100	—	3,420,100
Agency Commercial Mortgage- Backed Securities	—	590,636	—	590,636
Commercial Mortgage- Backed Securities	—	2,853,339	—	2,853,339
OTC Purchased Option	—	3,922	—	3,922
U.S. Government & Agency Securities	—	20,365,900	—	20,365,900
Short-Term Investments	593,749	—	—	593,749

Total Investments in Securities	$593,749	$43,899,194	$—	$44,492,943

Other Financial Instruments:
Futures Contracts	$57,273	$—	$—	$57,273
Interest Rate Swaps	—	12,299	—	12,299

Total Other Financial Instruments	$57,273	$12,299	$—	$69,572

	Level 1	Level 2	Level 3	Total

Western Asset Bond ETF

Liabilities:
Other Financial Instruments:
Futures Contracts	$14,013	$—	$—	$14,013
Interest Rate Swaps - CCP	—	27,842	—	27,842
Call Options Written	1,170	—	—	1,170
Credit Default Swap Contracts	—	1,430	—	1,430
OTC Written Options	—	3,464	—	3,464

Total Other Financial Instruments	$15,183	$32,736	$—	$47,919

aFor detailed categories, see the accompanying Schedules of Investments.

bIncludes common and preferred stocks, warrants, as well as other equity investments.

cIncludes securities determined to have no value at June 30, 2024.

5. SECURITIES LENDING

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower.

6. TOTAL RETURN SWAPS

Franklin Systematic Style Premia ETF entered into OTC MSFTLSSP total return swap contracts primarily to gain exposure to the credit and other market risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

7. SWAPTIONS

A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

8. INVESTMENTS IN FLSP HOLDINGS CORPORATION

Franklin Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At June 30, 2024, the Franklin Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of Investments. At June 30,

2024, the net assets of the FLSP Holdings Corporation were $ 4,080,606 representing 2.61% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.